Brighthouse Funds Trust II
Schedule of Investments
March 31, 2026

Brighthouse Funds Trust II
Table of Contents

Glossary of Abbreviations	BHFTII-2
Schedule of Investments as of March 31, 2026
Baillie Gifford International Stock Portfolio	BHFTII-3
BlackRock Bond Income Portfolio	BHFTII-7
BlackRock Capital Appreciation Portfolio	BHFTII-75
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-78
Brighthouse Asset Allocation 20 Portfolio	BHFTII-81
Brighthouse Asset Allocation 40 Portfolio	BHFTII-84
Brighthouse Asset Allocation 60 Portfolio	BHFTII-87
Brighthouse Asset Allocation 80 Portfolio	BHFTII-90
Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-93
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-96
Brighthouse/Wellington Balanced Portfolio	BHFTII-129
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-151
Frontier Mid Cap Growth Portfolio	BHFTII-154
Jennison Growth Portfolio	BHFTII-158
Loomis Sayles Small Cap Core Portfolio	BHFTII-160
Loomis Sayles Small Cap Growth Portfolio	BHFTII-164
MetLife Aggregate Bond Index Portfolio	BHFTII-167
MetLife Mid Cap Stock Index Portfolio	BHFTII-190
MetLife MSCI EAFE Index Portfolio	BHFTII-198
MetLife Russell 2000 Index Portfolio	BHFTII-208
MetLife Stock Index Portfolio	BHFTII-229
MFS® Total Return Portfolio	BHFTII-239
MFS® Value Portfolio	BHFTII-252
Neuberger Berman Genesis Portfolio	BHFTII-255
T. Rowe Price Large Cap Growth Portfolio	BHFTII-258
T. Rowe Price Small Cap Growth Portfolio	BHFTII-264
VanEck Global Natural Resources Portfolio	BHFTII-270
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-273
Western Asset Management U.S. Government Portfolio	BHFTII-295
Notes to the Schedule of Investments	BHFTII-304
Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.
MSCI sponsors the MSCI EAFE® Index, Bloomberg sponsors the Bloomberg U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CIBC)	— Canadian Imperial Bank of Commerce
(DBAG)	— Deutsche Bank AG
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(JPMC)	— JPMorgan Chase Bank NA
(MSC)	— Morgan Stanley & Co.
(MSIP)	— Morgan Stanley & Co. International PLC
(NIP)	— Nomura International PLC
(NWM)	— NatWest Markets PLC
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
(WBC)	— Westpac Banking Corp.
Currencies

(ARS)	— Argentine Peso
(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(CZK)	— Czech Koruna
(DOP)	— Dominican Peso
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(INR)	— Indian Rupee
(JMD)	— Jamaica Dollar
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Mexican Peso
(MYR)	— Malaysian Ringgit
(NGN)	— Nigeria Naira
(PEN)	— Peruvian Nuevo Sol
(PHP)	— Philippine Peso
(PLN)	— Polish Zloty
(PYG)	— Paraguay Guarani
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(BUBOR)	— Budapest Interbank Offered Rate
(CAMARA)	— Chilean Average Chamber Index
(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CMBX.NA.AAA)	— Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)	— Markit North America BBB- Rated CMBS Index
(CNRR)	— China 7 Day Reverse Repo Rates
(COP-IBR)	— Colombian Peso Overnight Interbank Rate
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)	— Euro Interbank Offered Rate
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)	— Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)	— Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)	— Markit iTraxx Europe Senior Financial CDS Index
(JIBAR)	— Johannnesberg Interbank Average Rate
(KLIBOR)	— Kuala Lumpur Interbank Offered Rate
(MIBOR)	— Mumbai Interbank Offered Rate
(MTA)	— Monthly Treasury Average Index
(PRIBOR)	— Prague Interbank Offered Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(THOR)	— Thai Overnight Repurchase Rate
(TIIE)	— Mexican Interbank Equilibrium Interest Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UST)	— U.S. Treasury Bill Rate
(WIBOR)	— Warsaw Interbank Offered Rate
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(CDO)	— Collateralized Debt Obligation
(CLO)	— Collateralized Loan Obligation
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTII-2

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Australia — 2.9%
Rio Tinto PLC	383,391	$35,636,882
Belgium — 1.0%
KBC Group NV	100,596	12,297,282
Brazil — 6.0%
B3 SA - Brasil Bolsa Balcao	8,502,400	30,202,450
MercadoLibre, Inc. (a)	16,099	27,835,493
Petroleo Brasileiro SA - Petrobras (ADR)	814,081	16,892,181
		74,930,124
Canada — 3.8%
Constellation Software, Inc.	5,127	9,000,131
Lumine Group, Inc. (a)	369,411	5,884,658
Shopify, Inc. - Class A (a)	100,117	11,875,879
Stella-Jones, Inc.	197,685	13,264,264
TFI International, Inc.	72,605	7,902,990
		47,927,922
Chile — 1.8%
Lundin Mining Corp.	873,952	21,793,829
China — 10.4%
Contemporary Amperex Technology Co. Ltd. - Class A	255,200	14,958,144
Kweichow Moutai Co. Ltd. - Class A	37,300	7,858,038
Midea Group Co. Ltd. - Class A	1,697,500	18,857,492
PDD Holdings, Inc. (ADR) (a)	72,073	7,364,419
Ping An Insurance Group Co. of China Ltd. - Class H	2,487,000	19,394,573
Silergy Corp.	761,000	6,992,219
Tencent Holdings Ltd.	652,700	41,206,193
Tencent Music Entertainment Group (ADR)	850,999	7,897,271
Zijin Mining Group Co. Ltd. - Class H	1,150,000	5,224,856
		129,753,205
Denmark — 3.6%
DSV AS	118,026	28,196,901
Novonesis (Novozymes) - B Shares	278,546	16,481,502
		44,678,403
France — 5.0%
Danone SA	250,693	20,133,710
Edenred SE	486,371	9,683,895
LVMH Moet Hennessy Louis Vuitton SE	19,010	10,566,997
Nexans SA	56,166	7,599,624
TotalEnergies SE	151,884	14,023,945
		62,008,171
Germany — 6.3%
BioNTech SE (ADR) (a) (b)	54,018	4,801,120
Deutsche Boerse AG	119,838	34,841,232
Rational AG	12,219	8,844,687
SAP SE	71,225	12,053,624
Scout24 SE	233,593	17,898,239
		78,438,902
Security Description	Shares	Value
Hong Kong — 2.1%
AIA Group Ltd.	2,299,400	$25,831,112
India — 2.3%
HDFC Bank Ltd.	2,358,747	18,843,722
ICICI Lombard General Insurance Co. Ltd.	536,862	9,707,296
		28,551,018
Ireland — 1.6%
Kingspan Group PLC	242,876	20,500,964
Italy — 4.0%
FinecoBank Banca Fineco SpA	916,664	20,352,649
Ryanair Holdings PLC (ADR)	372,626	21,537,783
Technoprobe SpA (a)	498,019	8,404,038
		50,294,470
Japan — 13.4%
Keyence Corp.	35,100	12,430,849
Money Forward, Inc. (a) (b)	285,100	6,313,008
MonotaRO Co. Ltd.	713,600	7,671,386
Nihon M&A Center Holdings, Inc. (b)	2,242,500	9,046,454
Nintendo Co. Ltd.	152,900	8,724,606
Nippon Paint Holdings Co. Ltd.	1,779,100	11,104,545
Recruit Holdings Co. Ltd.	177,400	7,674,487
Shimano, Inc.	105,700	11,076,475
SMC Corp. (b)	35,000	13,689,895
SoftBank Group Corp.	536,200	12,887,103
Sony Financial Group, Inc. (b)	6,455,600	5,880,966
Sony Group Corp.	1,115,300	23,004,563
Sumitomo Mitsui Trust Group, Inc. (b)	546,800	17,400,791
Tokyo Electron Ltd.	46,400	11,347,218
Unicharm Corp.	1,525,300	8,882,125
		167,134,471
Kazakhstan — 0.7%
Kaspi.KZ JSC (ADR) (a) (b)	119,783	8,872,327
Netherlands — 4.8%
Adyen NV (a)	11,890	11,897,715
ASML Holding NV	20,116	26,626,284
IMCD NV (b)	147,326	15,376,264
Magnum Ice Cream Co. NV (a) (b)	445,534	6,539,873
		60,440,136
Norway — 0.7%
Salmar ASA	148,471	8,672,786
Panama — 0.7%
Copa Holdings SA - Class A	78,882	8,961,784
Peru — 1.1%
Credicorp Ltd.	39,085	13,256,850
Russia — 0.0%
GMK Norilskiy Nickel PAO (a) (c) (d)	3,921,000	0
BHFTII-3

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—0.5%
Security Description	Shares	Value
Russia — (Continued)
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	7	$0
		0
Singapore — 2.4%
Sea Ltd. (ADR) (a)	120,897	10,011,481
United Overseas Bank Ltd.	699,600	20,121,614
		30,133,095
South Africa — 1.9%
Discovery Ltd. (b)	1,625,722	23,898,480
South Korea — 3.8%
Samsung Electronics Co. Ltd.	426,879	47,951,335
Sweden — 2.8%
Atlas Copco AB - B Shares	1,009,541	15,685,697
MIPS AB	116,562	2,898,230
Skandinaviska Enskilda Banken AB - Class A (b)	859,229	15,786,260
		34,370,187
Switzerland — 1.9%
Cie Financiere Richemont SA - Class A	56,113	9,998,936
Sandoz Group AG	172,258	13,511,650
		23,510,586
Taiwan — 7.7%
MediaTek, Inc.	292,000	14,138,957
Taiwan Semiconductor Manufacturing Co. Ltd.	1,454,000	81,969,885
		96,108,842
United Kingdom — 1.1%
Unilever PLC	242,240	13,581,606
United States — 5.2%
CRH PLC	193,050	20,070,929
Experian PLC	371,702	12,919,837
Roche Holding AG	59,220	23,383,955
Spotify Technology SA (a)	17,667	8,566,905
		64,941,626
Total Common Stocks (Cost $1,004,566,000)		1,234,476,395

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	10,541	0

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement — 0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26 with a maturity value of $6,235,295; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $6,359,697	6,234,862	$6,234,862
Total Short-Term Investments (Cost $6,234,862)		6,234,862

Securities Lending Reinvestments (e)—4.7%
Short-Term Investment Funds — 2.0%
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.550% (f)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.540% (f)	4,000,000	4,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (f)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.580% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.580% (f)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.600% (f)	4,000,000	4,000,000
		25,000,000

Time Deposits — 0.5%
Credit Agricole CIB 3.630%, 04/01/26	2,000,000	2,000,000
DZ Bank AG 3.610%, 04/01/26	2,000,000	2,000,000
Svenska NY 3.610%, 04/01/26	2,000,000	2,000,000
		6,000,000
Repurchase Agreements — 2.2%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $4,000,406; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $4,080,000	4,000,000	4,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $2,000,206; collateralized by various Common Stock with an aggregate market value of $2,224,562	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $4,000,419; collateralized by various Common Stock with an aggregate market value of $4,449,124	4,000,000	4,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $3,975,405; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $4,054,500	3,975,000	3,975,000
BHFTII-4

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	$5,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $400,042; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $444,393	400,000	400,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $30,003; collateralized by various Common Stock with an aggregate market value of $33,439	30,000	30,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $7,865,397; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $8,022,706	7,864,600	7,864,600
		27,269,600
Total Securities Lending Reinvestments (Cost $58,269,600)		58,269,600
Total Investments—104.2% (Cost $1,069,070,462)		1,298,980,857
Other assets and liabilities (net)—(4.2)%		(51,971,936)
Net Assets—100.0%		$1,247,008,921

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $84,145,205 and the collateral received consisted of cash in the amount of
$58,269,600 and non-cash collateral with a value of $28,673,768. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2026.

Ten Largest Industries as of March 31, 2026 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	12.0
Banks	9.5
Insurance	6.3
Capital Markets	5.9
Metals & Mining	5.0
Interactive Media & Services	4.7
Technology Hardware, Storage & Peripherals	3.8
Broadline Retail	3.6
Household Durables	3.4
Machinery	3.1
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$35,636,882	$—	$35,636,882
Belgium	—	12,297,282	—	12,297,282
Brazil	74,930,124	—	—	74,930,124
Canada	47,927,922	—	—	47,927,922
Chile	21,793,829	—	—	21,793,829
China	15,261,690	114,491,515	—	129,753,205
Denmark	—	44,678,403	—	44,678,403
France	—	62,008,171	—	62,008,171
Germany	4,801,120	73,637,782	—	78,438,902
Hong Kong	—	25,831,112	—	25,831,112
India	—	28,551,018	—	28,551,018
Ireland	—	20,500,964	—	20,500,964
Italy	21,537,783	28,756,687	—	50,294,470
Japan	—	167,134,471	—	167,134,471
Kazakhstan	8,872,327	—	—	8,872,327
BHFTII-5

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Netherlands	$6,539,873	$53,900,263	$—	$60,440,136
Norway	—	8,672,786	—	8,672,786
Panama	8,961,784	—	—	8,961,784
Peru	13,256,850	—	—	13,256,850
Russia	—	—	0	0
Singapore	10,011,481	20,121,614	—	30,133,095
South Africa	—	23,898,480	—	23,898,480
South Korea	—	47,951,335	—	47,951,335
Sweden	—	34,370,187	—	34,370,187
Switzerland	—	23,510,586	—	23,510,586
Taiwan	—	96,108,842	—	96,108,842
United Kingdom	—	13,581,606	—	13,581,606
United States	8,566,905	56,374,721	—	64,941,626
Total Common Stocks	242,461,688	992,014,707	0	1,234,476,395
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	6,234,862	—	6,234,862
Securities Lending Reinvestments
Short-Term Investment Funds	25,000,000	—	—	25,000,000
Time Deposits	—	6,000,000	—	6,000,000
Repurchase Agreements	—	27,269,600	—	27,269,600
Total Securities Lending Reinvestments	25,000,000	33,269,600	—	58,269,600
Total Investments	$267,461,688	$1,031,519,169	$0	$1,298,980,857
Collateral for Securities Loaned (Liability)	$—	$(58,269,600)	$—	$(58,269,600)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTII-6

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—35.2%

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp. REMICS
4.762%, SOFR30A + 1.100%, 11/25/54 (a)	1,031,070	$1,034,173
4.962%, SOFR30A + 1.300%, 12/25/54 (a)	809,411	814,432
5.012%, SOFR30A + 1.350%, 10/25/54 (a)	773,205	779,103
5.012%, SOFR30A + 1.350%, 02/25/55 (a)	661,224	665,903
5.012%, SOFR30A + 1.350%, 08/25/55 (a)	1,559,001	1,570,143
5.062%, SOFR30A + 1.400%, 02/25/54 (a)	594,428	598,995
5.062%, SOFR30A + 1.400%, 12/25/54 (a)	480,115	483,803
5.062%, SOFR30A + 1.400%, 02/25/55 (a)	6,546,906	6,597,636
5.062%, SOFR30A + 1.400%, 03/25/55 (a)	14,204,922	14,323,641
5.062%, SOFR30A + 1.400%, 05/25/55 (a)	921,417	929,340
5.162%, SOFR30A + 1.500%, 12/25/54 (a)	1,095,459	1,107,227
5.162%, SOFR30A + 1.500%, 05/25/55 (a)	829,574	838,471
5.162%, SOFR30A + 1.500%, 06/25/55 (a)	2,949,390	2,981,094
5.262%, SOFR30A + 1.600%, 02/25/55 (a)	844,021	853,676
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (b)	768,962	123,272
1.528%, 07/25/56 (144A) (a) (c)	835,745	95,439
3.429%, 05/25/57 (a)	157,109	66,852
Federal National Mortgage Association REMICS
4.712%, SOFR30A + 1.050%, 01/25/54 (a)	1,241,161	1,246,382
4.762%, SOFR30A + 1.100%, 08/25/53 (a)	1,259,494	1,266,435
4.762%, SOFR30A + 1.100%, 09/25/54 (a)	893,485	898,410
4.962%, SOFR30A + 1.300%, 03/25/55 (a)	960,441	966,907
5.012%, SOFR30A + 1.350%, 02/25/55 (a)	818,366	824,103
5.012%, SOFR30A + 1.350%, 03/25/55 (a)	472,083	475,376
5.062%, SOFR30A + 1.400%, 08/25/54 (a)	433,276	436,933
5.062%, SOFR30A + 1.400%, 12/25/54 (a)	2,165,320	2,182,131
5.062%, SOFR30A + 1.400%, 08/25/55 (a)	588,275	593,421
5.112%, SOFR30A + 1.450%, 02/25/55 (a)	1,603,746	1,617,834
5.162%, SOFR30A + 1.500%, 06/25/55 (a)	597,988	604,370
5.212%, SOFR30A + 1.550%, 06/25/55 (a)	1,112,301	1,125,617
5.262%, SOFR30A + 1.600%, 05/25/55 (a)	1,006,413	1,019,304
Government National Mortgage Association REMICS
3.000%, 08/20/51 (c)	784,872	131,300
4.923%, SOFR30A + 1.250%, 01/20/55 (a)	697,544	701,451
Seasoned Loans Structured Transaction Trust
4.750%, 09/25/60 (144A) (a)	713,008	709,229
		48,662,403
Agency Mortgage-Backed Securities — 33.2%
Federal Home Loan Mortgage Corp.
1.500%, 04/01/36	2,261,358	2,047,908
1.500%, 05/01/36	414,732	375,257
1.500%, 08/01/50	756,092	587,395
1.500%, 10/01/50	1,923,234	1,487,611
2.000%, 09/01/35	528,701	487,107
2.000%, 01/01/36	1,065,518	984,469
2.000%, 02/01/36	1,326,548	1,223,270
2.000%, 03/01/36	214,220	197,485
2.000%, 05/01/36	1,253,256	1,154,977
2.000%, 06/01/36	856,055	791,551
2.000%, 07/01/36	369,035	341,225
2.000%, 04/01/37	398,418	367,550
2.000%, 02/01/42	346,805	300,858
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.000%, 03/01/42	1,253,155	$1,086,338
2.000%, 04/01/42	366,800	317,973
2.000%, 08/01/50	266,977	219,730
2.000%, 09/01/50	377,031	307,220
2.000%, 11/01/50	498,320	410,903
2.000%, 02/01/51 (d)	13,263,989	10,788,864
2.000%, 03/01/51	3,031,285	2,464,369
2.000%, 04/01/51	1,493,881	1,231,943
2.000%, 05/01/51	908,028	748,511
2.000%, 07/01/51	3,431,010	2,824,308
2.000%, 09/01/51	1,238,001	1,014,633
2.000%, 10/01/51	3,505,009	2,855,382
2.000%, 12/01/51	2,518,412	2,071,598
2.000%, 01/01/52	12,465,728	10,259,396
2.000%, 02/01/52	1,457,316	1,196,750
2.500%, 04/01/27	2,067	2,047
2.500%, 10/01/28	36,522	35,930
2.500%, 08/01/29	95,540	93,358
2.500%, 12/01/29	52,246	50,735
2.500%, 05/01/30	155,567	151,262
2.500%, 07/01/30	95,007	92,113
2.500%, 08/01/30	361,949	351,549
2.500%, 09/01/30	412,321	400,244
2.500%, 04/01/31	334,140	323,789
2.500%, 07/01/50	332,760	285,243
2.500%, 02/01/51	2,832,996	2,440,079
2.500%, 05/01/51	10,035,661	8,647,255
2.500%, 11/01/51	8,890,909	7,654,582
2.500%, 12/01/51	4,413,604	3,791,061
2.500%, 01/01/52	14,500,075	12,445,287
3.000%, 09/01/27	20,449	20,280
3.000%, 07/01/28	14,891	14,735
3.000%, 01/01/30	99,955	98,274
3.000%, 04/01/30	554,833	543,041
3.000%, 05/01/30	112,224	109,826
3.000%, 06/01/30	3,543	3,467
3.000%, 07/01/30	213,547	209,370
3.000%, 08/01/30	60,493	59,130
3.000%, 09/01/37	38,809	36,592
3.000%, 06/01/38	777,673	730,636
3.000%, 01/01/43	575,038	527,536
3.000%, 03/01/43	1,019,088	934,579
3.000%, 06/01/44	5,087,182	4,659,952
3.000%, 12/01/46	593,321	538,525
3.000%, 02/01/47	433,224	394,361
3.000%, 08/01/50	3,796,342	3,403,015
3.000%, 09/01/50	1,631,897	1,478,106
3.000%, 07/01/51	338,997	303,719
3.000%, 10/01/51	478,984	426,420
3.000%, 02/01/52	250,244	224,224
3.000%, 03/01/52	3,502,824	3,129,111
3.500%, 01/01/34	305,145	298,061
3.500%, 05/01/35	1,062,753	1,031,810
3.500%, 04/01/42	674,345	638,674
3.500%, 05/01/42	21,599	20,415
BHFTII-7

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 08/01/42	538,878	$509,855
3.500%, 10/01/42	25,759	24,440
3.500%, 06/01/43	109,373	103,014
3.500%, 01/01/44	192,368	181,731
3.500%, 05/01/44	24,073	22,798
3.500%, 06/01/44	87,655	81,521
3.500%, 07/01/44	36,643	34,790
3.500%, 09/01/44	79,120	75,016
3.500%, 09/01/45	54,965	51,778
3.500%, 03/01/46	1,948,597	1,836,712
3.500%, 09/01/46	456,836	428,393
3.500%, 03/01/47	475,741	445,204
3.500%, 10/01/47	474,961	448,478
3.500%, 12/01/47	541,600	511,402
3.500%, 01/01/48	2,338,062	2,196,315
3.500%, 06/01/48	771,631	723,848
3.500%, 08/01/50	235,547	218,635
4.000%, 08/01/40	65,605	63,442
4.000%, 09/01/40	78,026	75,534
4.000%, 10/01/40	45,590	44,134
4.000%, 11/01/40	145,285	140,604
4.000%, 04/01/41	4,035	3,903
4.000%, 10/01/41	131,714	127,354
4.000%, 09/01/43	133,623	129,260
4.000%, 04/01/44	289,037	278,915
4.000%, 07/01/44	55,588	53,731
4.000%, 01/01/45	188,709	182,136
4.000%, 02/01/45	64,289	62,165
4.000%, 09/01/45	353,005	342,003
4.000%, 12/01/45	2,490,313	2,397,158
4.000%, 07/01/47	924,758	888,995
4.000%, 04/01/48	1,882,616	1,791,028
4.000%, 06/01/48	857,470	825,730
4.000%, 05/01/49	89,662	85,870
4.000%, 03/01/50	1,801,078	1,721,289
4.000%, 06/01/50	1,002,606	958,743
4.000%, 07/01/50	730,171	699,206
4.000%, 06/01/52	305,100	292,157
4.500%, 02/01/39	270,911	268,447
4.500%, 08/01/39	199,667	196,890
4.500%, 12/01/39	63,849	63,268
4.500%, 07/01/40	22,960	22,751
4.500%, 05/01/41	291,588	288,223
4.500%, 05/01/42	332,413	329,388
4.500%, 10/01/43	71,020	70,004
4.500%, 12/01/43	385,380	377,867
4.500%, 04/01/47	692,435	682,164
4.500%, 05/01/47	256,514	253,066
4.500%, 07/01/47	539,801	532,323
4.500%, 02/01/49	893,680	877,049
4.500%, 04/01/49	412,905	406,464
4.500%, 07/01/52	1,136,125	1,101,080
5.000%, 10/01/41	180,917	183,071
5.000%, 11/01/41	1,192,197	1,207,839
5.000%, 06/01/52	24,317	24,318
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/52	396,907	$397,558
5.000%, 08/01/52	898,007	896,287
5.000%, 09/01/52	35,741	35,667
5.000%, 10/01/52	102,152	102,002
5.000%, 02/01/53	5,060,115	5,031,866
5.000%, 03/01/53	193,590	191,856
5.000%, 05/01/53	304,111	301,371
5.000%, 06/01/53	391,594	388,046
5.000%, 07/01/53	21,791	21,567
5.000%, 08/01/53	107,576	106,516
5.000%, 11/01/53	146,930	145,508
5.000%, 01/01/56	191,947	189,780
5.500%, 02/01/35	36,298	37,156
5.500%, 09/01/39	57,093	58,617
5.500%, 01/01/40	38,144	38,548
5.500%, 06/01/41	583,181	601,525
5.500%, 01/01/53	797,851	809,748
5.500%, 03/01/53	1,660,039	1,683,062
5.500%, 05/01/53	3,172,063	3,219,732
5.500%, 08/01/53	242,503	244,742
5.500%, 12/01/54	3,091,092	3,132,831
5.500%, 01/01/55	6,398,676	6,473,321
6.000%, 11/01/52	47,548	49,030
6.000%, 01/01/53	853,291	874,966
6.000%, 02/01/53	538,157	551,722
6.000%, 03/01/53	253,414	259,953
6.000%, 04/01/53	462,131	477,083
6.000%, 12/01/53	2,906,461	3,002,843
6.000%, 03/01/54	108,277	110,991
6.000%, 04/01/54	908,116	929,724
6.000%, 05/01/54	1,491,264	1,528,640
6.000%, 06/01/54	2,490,200	2,549,995
6.000%, 11/01/54	202,868	207,003
6.000%, 02/01/55	997,165	1,019,986
6.000%, 10/01/55	181,347	185,490
6.500%, 09/01/53	107,846	111,946
6.500%, 11/01/53	403,852	422,320
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.760%, 05/25/29 (a) (c)	5,514,544	99,112
Federal National Mortgage Association
1.500%, 12/01/35	118,639	107,425
1.500%, 03/01/36	252,637	229,061
1.500%, 05/01/36	417,917	378,908
1.500%, 06/01/36	1,470,895	1,331,817
1.500%, 12/01/36	699,765	631,937
1.500%, 02/01/37	423,193	383,684
1.500%, 11/01/41 (d)	15,476,463	13,031,459
1.500%, 12/01/41	7,944,306	6,689,811
1.500%, 10/01/50	1,992,834	1,546,019
1.500%, 11/01/50	1,739,267	1,346,857
1.500%, 03/01/51	2,347,832	1,818,835
2.000%, 10/01/31	43,978	41,928
2.000%, 11/01/31	575,869	548,862
2.000%, 12/01/31	64,010	60,984
BHFTII-8

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 03/01/32	425,562	$404,640
2.000%, 06/01/35	530,492	490,837
2.000%, 09/01/35	181,245	167,210
2.000%, 02/01/36	193,485	178,495
2.000%, 03/01/36	324,616	299,466
2.000%, 04/01/36	421,384	388,353
2.000%, 05/01/36	301,336	277,707
2.000%, 07/01/36	489,436	451,516
2.000%, 09/01/36	637,130	586,980
2.000%, 11/01/36	227,307	210,174
2.000%, 01/01/37	216,473	200,159
2.000%, 02/01/37	838,139	771,787
2.000%, 03/01/37	2,102,445	1,937,923
2.000%, 04/01/37	681,577	627,892
2.000%, 10/01/40	254,407	224,242
2.000%, 12/01/40	1,132,061	995,271
2.000%, 12/01/41	1,098,889	955,078
2.000%, 02/01/42	559,141	484,999
2.000%, 03/01/42	5,416,613	4,694,382
2.000%, 04/01/42	858,635	744,402
2.000%, 08/01/42	3,436,913	2,989,101
2.000%, 08/01/50	638,163	519,571
2.000%, 09/01/50	1,359,077	1,106,065
2.000%, 10/01/50	1,731,658	1,410,330
2.000%, 11/01/50	296,696	241,361
2.000%, 12/01/50	1,781,451	1,466,827
2.000%, 01/01/51	11,772,681	9,583,217
2.000%, 02/01/51	1,434,694	1,163,381
2.000%, 03/01/51	1,397,313	1,150,780
2.000%, 04/01/51	2,041,326	1,681,341
2.000%, 08/01/51	3,006,307	2,459,237
2.000%, 11/01/51	6,493,609	5,304,161
2.000%, 12/01/51	4,149,143	3,406,490
2.000%, 01/01/52	1,813,207	1,495,990
2.000%, 02/01/52	6,870,748	5,623,526
2.000%, 03/01/52	3,166,049	2,595,782
2.000%, 04/01/52	10,263,760	8,448,347
2.500%, 09/01/27	12,575	12,431
2.500%, 02/01/28	2,631	2,594
2.500%, 04/01/28	5,684	5,602
2.500%, 08/01/28	20,660	20,319
2.500%, 01/01/30	185,454	180,059
2.500%, 02/01/30	14,106	13,792
2.500%, 03/01/30	33,617	32,671
2.500%, 07/01/30	107,805	104,550
2.500%, 08/01/30	358,601	348,295
2.500%, 09/01/30	254,077	246,238
2.500%, 11/01/30	474,637	459,732
2.500%, 03/01/31	11,536	11,365
2.500%, 06/01/31	152,271	146,917
2.500%, 07/01/31	80,387	77,589
2.500%, 08/01/31	11,682	11,239
2.500%, 10/01/31	747,725	720,820
2.500%, 11/01/31	457,441	440,792
2.500%, 02/01/32	22,819	21,992
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 03/01/32	91,046	$87,414
2.500%, 08/01/32	540,345	520,716
2.500%, 02/01/33	836,625	811,395
2.500%, 07/01/50	7,088,083	6,085,028
2.500%, 08/01/50	4,482,391	3,846,486
2.500%, 11/01/50	1,750,781	1,511,622
2.500%, 09/01/51	4,509,289	3,869,206
2.500%, 11/01/51	7,082,330	6,010,130
2.500%, 01/01/52	14,437,593	12,438,672
2.500%, 02/01/52	2,717,835	2,346,377
3.000%, 04/01/28	15,328	15,132
3.000%, 05/01/28	17,946	17,723
3.000%, 10/01/28	42,220	41,600
3.000%, 11/01/28	262,813	259,246
3.000%, 12/01/28	63,816	62,807
3.000%, 01/01/29	40,052	39,400
3.000%, 04/01/29	155,177	151,699
3.000%, 05/01/29	237,236	232,316
3.000%, 08/01/29	229,317	224,610
3.000%, 10/01/29	59,990	58,964
3.000%, 03/01/30	152,072	149,331
3.000%, 04/01/30	122,033	119,811
3.000%, 05/01/30	195,697	191,647
3.000%, 07/01/30	160,542	156,952
3.000%, 08/01/30	631,157	617,877
3.000%, 09/01/30	177,171	173,557
3.000%, 08/01/31	617,449	601,990
3.000%, 09/01/31	88,042	86,095
3.000%, 03/01/32	171,321	166,474
3.000%, 10/01/36	30,612	28,755
3.000%, 11/01/36	325,756	307,992
3.000%, 12/01/36	536,131	508,075
3.000%, 03/01/43	3,217,259	2,937,776
3.000%, 04/01/43	1,918,808	1,755,670
3.000%, 05/01/43	972,595	890,092
3.000%, 06/01/43	29,274	26,750
3.000%, 06/01/46	21,045	19,074
3.000%, 08/01/46	24,344	22,185
3.000%, 11/01/46	1,117,999	1,011,862
3.000%, 02/01/47	285,447	258,349
3.000%, 03/01/47	1,141,569	1,032,251
3.000%, 03/01/50	398,926	359,671
3.000%, 08/01/50	1,598,336	1,430,579
3.000%, 11/01/51	1,973,535	1,762,215
3.000%, 12/01/51	842,371	751,643
3.000%, 04/01/52	281,726	251,607
3.000%, 05/01/52	455,472	404,537
3.500%, 08/01/28	31,228	30,901
3.500%, 10/01/28	340,172	336,089
3.500%, 11/01/28	331,060	327,165
3.500%, 02/01/29	414,182	409,849
3.500%, 04/01/29	92,349	91,218
3.500%, 05/01/29	279,686	276,751
3.500%, 07/01/29	168,183	166,119
3.500%, 09/01/29	37,202	36,701
BHFTII-9

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 08/01/30	103,410	$102,218
3.500%, 11/01/32	56,120	55,195
3.500%, 01/01/33	33,827	33,246
3.500%, 01/01/42	165,298	156,554
3.500%, 04/01/42	106,384	100,461
3.500%, 05/01/42	11,580	10,943
3.500%, 06/01/42	27,533	25,998
3.500%, 07/01/42	42,205	39,789
3.500%, 02/01/45	1,145,464	1,080,921
3.500%, 05/01/47	517,415	485,355
3.500%, 11/01/47	368,972	342,856
3.500%, 12/01/47	370,998	344,188
3.500%, 01/01/48	1,064,266	995,986
3.500%, 02/01/48	167,984	156,452
3.500%, 03/01/48	938,846	873,617
3.500%, 04/01/48	604,846	567,940
3.500%, 06/01/49	683,651	637,441
4.000%, 08/01/33	205,953	201,910
4.000%, 10/01/33	1,286,885	1,279,773
4.000%, 01/01/41	63,988	62,157
4.000%, 01/01/42	302,403	292,017
4.000%, 02/01/42	650,176	624,892
4.000%, 05/01/42	94,097	90,820
4.000%, 11/01/46	104,911	100,606
4.000%, 06/01/47	372,916	354,385
4.000%, 08/01/47	245,695	235,309
4.000%, 09/01/47	20,960	19,924
4.000%, 10/01/47	166,896	159,840
4.000%, 01/01/48	164,661	156,853
4.000%, 04/01/48	37,242	35,421
4.000%, 05/01/48	45,775	43,822
4.000%, 06/01/48	31,177	29,665
4.000%, 07/01/48	30,685	29,187
4.000%, 08/01/48	490,096	470,075
4.000%, 09/01/48	203,947	194,557
4.000%, 10/01/48	88,068	84,345
4.000%, 09/01/49	831,251	791,930
4.000%, 03/01/50	345,072	329,340
4.000%, 04/01/50	172,964	164,698
4.000%, 05/01/50	335,226	319,403
4.000%, 06/01/50	446,841	426,413
4.000%, 11/01/50	38,068	36,249
4.000%, 01/01/51	2,427,365	2,326,248
4.000%, 03/01/51	1,969,976	1,879,718
4.000%, 04/01/52	419,644	400,942
4.000%, 05/01/52	2,635,051	2,523,135
4.500%, 06/01/26	231	230
4.500%, 08/01/39	294,013	290,975
4.500%, 11/01/39	259,168	256,490
4.500%, 01/01/40	10,395	10,288
4.500%, 04/01/40	19,995	19,785
4.500%, 05/01/40	47,063	46,577
4.500%, 06/01/40	52,586	52,042
4.500%, 07/01/40	100,503	99,464
4.500%, 11/01/40	207,004	204,864
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 07/01/41	43,599	$43,148
4.500%, 09/01/41	196,243	194,214
4.500%, 10/01/41	52,667	52,122
4.500%, 01/01/42	40,771	40,350
4.500%, 08/01/42	184,152	182,248
4.500%, 09/01/43	134,901	131,081
4.500%, 10/01/43	406,996	395,521
4.500%, 11/01/43	932,195	918,358
4.500%, 12/01/43	436,224	430,363
4.500%, 01/01/44	241,644	238,622
4.500%, 06/01/44	1,373,049	1,354,604
4.500%, 07/01/45	408,010	402,527
4.500%, 09/01/45	198,041	195,625
4.500%, 11/01/45	744,024	734,171
4.500%, 12/01/45	264,310	260,759
4.500%, 07/01/46	1,257,435	1,244,929
4.500%, 09/01/46	220,917	218,631
4.500%, 09/01/47	25,827	25,441
4.500%, 10/01/47	175,340	171,902
4.500%, 11/01/47	876,481	862,377
4.500%, 12/01/47	34,524	33,985
4.500%, 01/01/48	797,735	784,836
4.500%, 02/01/48	41,006	40,388
4.500%, 03/01/48	83,892	82,575
4.500%, 04/01/48	429,207	424,505
4.500%, 05/01/48	3,936,367	3,875,114
4.500%, 07/01/48	68,198	67,047
4.500%, 08/01/48	799,204	786,980
4.500%, 11/01/48	493,986	485,668
4.500%, 02/01/49	4,279,304	4,229,862
4.500%, 05/01/49	4,000,045	3,953,827
5.000%, 11/01/32	1,094	1,106
5.000%, 09/01/35	44,840	45,102
5.000%, 06/01/39	1,934,239	1,948,069
5.000%, 04/01/41	4,568	4,534
5.000%, 07/01/41	76,123	76,934
5.000%, 08/01/41	55,293	55,842
5.000%, 01/01/42	38,932	39,207
5.000%, 07/01/52	830,118	831,012
5.000%, 12/01/52	362,159	358,971
5.000%, 01/01/53	3,064,058	3,043,643
5.000%, 05/01/53	177,227	175,621
5.000%, 07/01/53	180,607	178,915
5.000%, 10/01/53	128,871	127,762
5.000%, 11/01/53	46,839	46,344
5.000%, 02/01/54	194,016	191,983
5.000%, 02/01/56	28,892	28,615
5.000%, 03/01/56	39,612	39,215
5.500%, 11/01/32	214,422	216,171
5.500%, 12/01/32	33,243	34,293
5.500%, 01/01/33	119,662	121,906
5.500%, 12/01/33	45,707	46,491
5.500%, 05/01/34	413,883	422,014
5.500%, 08/01/37	443,246	451,697
5.500%, 02/01/38	112,141	115,352
BHFTII-10

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 03/01/38	50,122	$51,636
5.500%, 06/01/38	37,256	37,900
5.500%, 12/01/38	40,947	41,329
5.500%, 01/01/39	105,697	108,663
5.500%, 08/01/39	45,477	46,623
5.500%, 12/01/39	141,791	145,722
5.500%, 04/01/40	8,704	8,925
5.500%, 04/01/41	84,212	86,129
5.500%, 10/01/52	223,417	225,340
5.500%, 11/01/52	3,202,805	3,232,333
5.500%, 01/01/53	732,312	741,309
5.500%, 02/01/53	228,540	230,443
5.500%, 05/01/53	4,787,932	4,854,516
5.500%, 06/01/53	1,146,355	1,163,582
5.500%, 08/01/53	2,974,839	3,009,542
5.500%, 03/01/54	1,543,293	1,560,352
5.810%, 06/01/31	796,000	808,779
6.000%, 02/01/34	47,499	49,142
6.000%, 08/01/34	36,639	37,864
6.000%, 04/01/35	553,014	569,539
6.000%, 06/01/36	78,009	81,607
6.000%, 02/01/38	121,245	127,203
6.000%, 03/01/38	51,838	54,382
6.000%, 05/01/38	131,605	138,070
6.000%, 10/01/38	159,915	166,842
6.000%, 12/01/38	54,958	57,655
6.000%, 04/01/40	516,201	541,485
6.000%, 09/01/40	61,377	64,366
6.000%, 06/01/41	138,122	144,894
6.000%, 11/01/52	54,876	56,547
6.000%, 01/01/53	1,166,903	1,196,663
6.000%, 04/01/53	336,736	347,902
6.000%, 05/01/53	1,665,856	1,720,011
6.000%, 06/01/53	303,220	311,259
6.000%, 07/01/53	1,787,816	1,847,102
6.000%, 08/01/53	3,389,262	3,473,697
6.000%, 02/01/54	180,282	184,799
6.000%, 03/01/54	2,439,726	2,491,825
6.000%, 11/01/54	239,830	245,165
6.000%, 08/01/55	805,562	824,643
6.000%, 09/01/55	53,258	54,488
6.500%, 05/01/40	741,953	786,481
6.500%, 05/01/53	226,680	235,638
6.500%, 08/01/53	1,567,622	1,635,448
6.500%, 09/01/53	375,307	392,468
6.500%, 10/01/53	976,291	1,019,266
6.500%, 02/01/54	1,981,362	2,062,649
6.500%, 06/01/54	2,217,998	2,297,070
6.500%, 08/01/54	1,728,242	1,799,148
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (c)	22,814,558	50,064
4.235%, 08/25/50 (144A) (a)	304,000	297,497
Government National Mortgage Association
2.000%, 08/20/50	5,657,430	4,676,268
2.000%, 11/20/50	725,864	599,978
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
2.000%, 01/20/51	8,440,108	$6,976,349
2.000%, 02/20/51	631,790	522,219
2.500%, 04/20/51	4,850,633	4,176,133
2.500%, 10/20/51	2,882,085	2,481,173
2.500%, 12/20/51	1,972,798	1,698,364
2.500%, 05/20/52	4,038,278	3,476,523
2.500%, 06/20/52	3,123,329	2,688,847
2.500%, 07/20/52	2,089,986	1,800,870
2.500%, 12/20/52	347,975	299,893
2.500%, 01/20/53	1,462,193	1,260,084
3.000%, 12/20/44	29,334	26,464
3.000%, 02/15/45	347,583	318,465
3.000%, 09/20/47	596,670	539,283
3.000%, 03/20/49	14,583	13,207
3.000%, 05/20/50	236,708	212,002
3.000%, 01/20/51	16,606,215	14,901,774
3.500%, 01/15/42	93,901	88,438
3.500%, 02/15/42	39,710	37,462
3.500%, 04/15/42	117,706	110,795
3.500%, 05/15/42	113,759	107,203
3.500%, 08/15/42	129,364	121,854
3.500%, 11/15/42	48,725	45,784
3.500%, 12/15/42	402,132	378,641
3.500%, 01/15/43	93,506	87,949
3.500%, 02/15/43	222,342	208,790
3.500%, 03/15/43	182,421	171,301
3.500%, 04/15/43	529,404	497,689
3.500%, 04/20/43	540,980	512,678
3.500%, 05/15/43	752,943	707,560
3.500%, 05/20/43	297,054	281,513
3.500%, 06/15/43	221,749	208,573
3.500%, 07/15/43	567,003	534,131
3.500%, 07/20/43	23,049	21,842
3.500%, 02/20/44	579,302	548,285
3.500%, 03/20/45	20,841	19,618
3.500%, 04/20/45	30,980	29,185
3.500%, 05/20/45	126,685	119,314
3.500%, 07/20/45	22,771	21,435
3.500%, 08/20/45	30,960	29,142
3.500%, 10/20/45	58,337	54,912
3.500%, 11/20/45	21,680	20,313
3.500%, 12/20/45	323,674	304,288
3.500%, 01/20/46	65,435	61,594
3.500%, 05/20/46	268,284	251,264
3.500%, 09/20/46	101,932	95,917
3.500%, 10/20/46	664,880	616,623
3.500%, 03/20/48	24,738	23,186
3.500%, 04/20/48	10,159	9,521
3.500%, 05/20/52	7,181,167	6,641,710
4.000%, 04/20/39	10,375	10,011
4.000%, 07/20/39	79,591	76,851
4.000%, 09/20/40	20,817	20,040
4.000%, 10/20/40	239,740	230,791
4.000%, 11/20/40	134,728	130,335
4.000%, 12/20/40	514,415	495,159
BHFTII-11

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 01/20/41	457,646	$440,467
4.000%, 02/20/41	8,097	7,792
4.000%, 03/15/41	186,468	179,265
4.000%, 12/15/41	19,347	18,564
4.000%, 07/20/43	49,516	47,672
4.000%, 08/20/44	197,380	188,259
4.000%, 10/20/46	28,816	27,138
4.000%, 05/20/47	124,384	118,943
4.000%, 06/20/47	317,885	303,920
4.000%, 11/20/47	362,274	346,032
4.000%, 12/20/47	179,658	171,571
4.000%, 05/20/50	360,435	342,252
4.000%, 12/20/52	3,976,167	3,757,636
4.500%, 12/20/39	18,533	18,379
4.500%, 01/20/40	22,520	22,333
4.500%, 02/20/40	18,535	18,380
4.500%, 05/20/40	1,160	1,150
4.500%, 02/15/42	2,328,592	2,300,594
4.500%, 03/15/47	59,782	58,654
4.500%, 04/15/47	115,682	113,573
4.500%, 05/15/47	44,321	43,687
4.500%, 09/20/48	175,674	171,839
4.500%, 03/20/49	733,375	721,152
4.500%, 04/20/49	159,941	158,015
4.500%, 05/20/49	614,642	603,177
4.500%, 04/20/50	17,883	17,558
5.000%, 10/20/33	173,272	174,532
5.000%, 12/15/38	69,752	71,206
5.000%, 07/15/39	120,213	122,723
5.000%, 10/15/39	90,693	91,817
5.000%, 10/20/39	66,828	68,345
5.000%, 09/15/40	5,448	5,516
5.000%, 12/15/40	238,110	243,050
5.000%, 07/20/42	95,547	97,011
5.000%, 11/20/52	7,185,079	7,167,182
5.500%, 04/15/33	5,649	5,772
Government National Mortgage Association, TBA
2.000%, TBA (e)	8,452,000	6,980,163
2.500%, TBA (e)	3,207,000	2,758,521
3.500%, TBA (e)	374,000	342,979
4.000%, TBA (e)	2,772,000	2,596,189
4.500%, TBA (e)	8,080,000	7,804,481
5.000%, TBA (e)	9,994,000	9,897,082
5.500%, TBA (e)	18,423,000	18,540,331
6.000%, TBA (e)	10,255,000	10,427,348
6.500%, TBA (e)	4,312,000	4,481,164
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (e)	21,628,075	18,431,196
3.000%, TBA (e)	26,020,700	22,790,106
3.500%, TBA (e)	126,671,744	115,994,374
5.500%, TBA (e)	51,789,725	52,028,264
6.000%, TBA (e)	47,152,241	48,019,763
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Uniform Mortgage-Backed Security, TBA
6.500%, TBA (e)	7,368,000	$7,622,224
		821,633,364
Total Agency Sponsored Mortgage-Backed Securities (Cost $910,109,205)		870,295,767

Corporate Bonds & Notes—22.9%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.875%, 04/01/30 (144A)	100,000	104,650
Neptune Bidco U.S., Inc.
10.375%, 05/15/31 (144A)	92,000	92,829
Omnicom Group, Inc.
5.300%, 11/01/34	123,000	121,717
		319,196
Aerospace/Defense — 0.3%
Boeing Co.
3.650%, 03/01/47	208,000	146,320
3.825%, 03/01/59	191,000	127,834
5.930%, 05/01/60	168,000	161,261
6.625%, 02/15/38	100,000	108,790
7.008%, 05/01/64	392,000	433,364
Figeac Aero S.A.
7.793%, 07/23/30 (EUR) (f) (g)	980,000	1,111,551
General Electric Co.
6.875%, 01/10/39	100,000	114,963
Honeywell Aerospace, Inc.
3.900%, 03/16/28 (144A)	78,000	77,426
4.950%, 03/16/36 (144A)	585,000	580,439
5.732%, 03/16/56 (144A)	465,000	459,630
Howmet Aerospace, Inc.
3.900%, 04/15/29	157,000	154,746
L3Harris Technologies, Inc.
1.800%, 01/15/31	100,000	87,594
4.854%, 04/27/35	100,000	98,092
5.350%, 06/01/34	100,000	101,644
Lockheed Martin Corp.
2.800%, 06/15/50	56,000	34,962
3.800%, 03/01/45	100,000	79,001
4.150%, 08/15/28	177,000	177,129
4.150%, 06/15/53	175,000	138,150
4.450%, 05/15/28	198,000	199,179
4.500%, 02/15/29	54,000	54,440
4.700%, 05/15/46	262,000	232,078
4.750%, 02/15/34	89,000	89,239
Northrop Grumman Corp.
3.250%, 01/15/28	100,000	98,213
4.030%, 10/15/47	126,000	99,179
4.900%, 06/01/34	100,000	99,793
5.150%, 05/01/40	100,000	97,472
5.250%, 05/01/50	138,000	127,987
RTX Corp.
1.900%, 09/01/31	113,000	98,339
BHFTII-12

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
RTX Corp.
3.125%, 05/04/27	100,000	$98,707
4.050%, 05/04/47	541,000	428,252
4.625%, 11/16/48	142,000	120,892
6.100%, 03/15/34	161,000	173,373
7.500%, 09/15/29	124,000	136,116
TransDigm, Inc.
6.375%, 05/31/33 (144A)	100,000	99,467
7.125%, 12/01/31 (144A)	100,000	103,216
		6,548,838
Agriculture — 0.1%
Altria Group, Inc.
3.400%, 02/04/41	163,000	123,036
4.250%, 08/09/42	261,000	212,613
5.625%, 02/06/35	103,000	105,496
6.200%, 02/14/59	149,000	146,356
Archer-Daniels-Midland Co.
3.750%, 09/15/47	100,000	76,019
BAT Capital Corp.
3.734%, 09/25/40	110,000	87,427
5.650%, 03/16/52	851,000	788,334
Bunge Ltd. Finance Corp.
4.200%, 09/17/29	139,000	137,685
Philip Morris International, Inc.
1.750%, 11/01/30	110,000	97,403
4.125%, 04/28/28	100,000	99,834
4.375%, 11/01/27	191,000	191,466
4.375%, 11/15/41	45,000	39,065
4.625%, 11/01/29	160,000	161,408
4.875%, 02/15/28	60,000	60,614
4.875%, 11/15/43	161,000	144,917
5.250%, 09/07/28	100,000	102,550
5.250%, 02/13/34	159,000	161,910
5.375%, 02/15/33	100,000	102,774
5.500%, 09/07/30	26,000	26,999
6.375%, 05/16/38	147,000	160,231
		3,026,137
Airlines — 0.1%
ABRA Global Finance
14.000%, 8.000% PIK, 10/22/29 (144A) (h)	104,066	98,431
American Airlines Pass-Through Trust
5.650%, 05/11/36	104,000	104,455
Avianca Midco 2 PLC
9.000%, 12/01/28 (144A)	168,275	162,806
9.500%, 01/28/31 (144A)	200,000	183,500
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A)	100,000	94,506
JetBlue Pass-Through Trust
2.750%, 11/15/33	86,348	76,524
Spirit Airlines Pass-Through Trust
3.375%, 08/15/31	134,240	125,448
3.650%, 08/15/31	353,749	323,235
4.100%, 10/01/29	11,667	11,451
Security Description	Principal Amount*	Value

Airlines—(Continued)
Turkish Airlines Pass-Through Trust
4.200%, 09/15/28 (144A)	195,553	$193,082
		1,373,438
Apparel — 0.0%
NIKE, Inc.
3.875%, 11/01/45	100,000	78,262
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
3.750%, 01/30/31 (144A)	100,000	93,083
American Honda Finance Corp.
3.500%, 02/15/28	198,000	194,155
4.550%, 03/03/28	100,000	99,958
4.700%, 01/12/28	278,000	278,497
5.050%, 07/10/31 (i)	200,000	200,499
5.125%, 07/07/28	258,000	260,747
5.200%, 03/05/35	100,000	98,102
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A)	217,000	163,293
Cummins, Inc.
5.150%, 02/20/34	102,000	103,703
5.300%, 05/09/35	80,000	81,542
Ford Motor Co.
4.750%, 01/15/43	216,000	163,161
Ford Motor Credit Co. LLC
3.625%, 06/17/31	254,000	228,878
4.542%, 08/01/26	200,000	199,720
4.970%, 04/06/29	1,250,000	1,234,578
5.125%, 11/05/26	376,000	376,777
5.303%, 09/06/29	278,000	276,549
5.918%, 03/20/28	477,000	483,046
6.050%, 03/05/31	200,000	201,770
6.950%, 06/10/26 (i)	224,000	224,527
7.122%, 11/07/33	225,000	236,350
General Motors Co.
4.200%, 10/01/27	152,000	151,193
5.150%, 04/01/38	100,000	93,810
6.250%, 10/02/43	166,000	163,015
General Motors Financial Co., Inc.
2.350%, 02/26/27	60,000	58,851
3.600%, 06/21/30	100,000	95,103
4.300%, 04/06/29	362,000	358,342
5.050%, 04/04/28	100,000	100,868
5.450%, 09/06/34	167,000	165,634
5.600%, 06/18/31	263,000	269,181
5.950%, 04/04/34	198,000	203,447
6.000%, 01/09/28	457,000	467,226
6.400%, 01/09/33	100,000	105,964
Honda Motor Co. Ltd.
2.534%, 03/10/27	100,000	98,277
Nissan Motor Co. Ltd.
4.345%, 09/17/27 (144A)	200,000	194,463
7.500%, 07/17/30 (144A)	200,000	201,529
Toyota Motor Corp.
5.118%, 07/13/28	239,000	243,338
BHFTII-13

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Toyota Motor Credit Corp.
4.550%, 05/17/30	170,000	$170,841
4.625%, 01/12/28 (i)	256,000	258,335
4.650%, 01/05/29	100,000	101,010
4.650%, 09/03/32	100,000	99,258
5.050%, 05/16/29	100,000	102,134
5.100%, 03/21/31	183,000	187,202
		9,087,956
Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.
7.000%, 04/15/28 (144A) (i)	100,000	101,329
Aptiv Swiss Holdings Ltd.
4.150%, 05/01/52	152,000	113,172
BorgWarner, Inc.
2.650%, 07/01/27	205,000	200,334
Clarios Global LP/Clarios U.S. Finance Co.
6.750%, 05/15/28 (144A)	100,000	100,973
6.750%, 09/15/32 (144A)	100,000	100,800
Lear Corp.
4.250%, 05/15/29	100,000	98,484
		715,092
Banks — 2.8%
Banco Bilbao Vizcaya Argentaria SA
6.033%, 1Y H15 + 1.950%, 03/13/35 (a)	200,000	207,831
Banco Espirito Santo SA
4.000%, 07/22/49 (EUR) (j)	200,000	50,857
Banco Santander SA
3.225%, 1Y H15 + 1.600%, 11/22/32 (a)	200,000	179,519
4.175%, 1Y H15 + 2.000%, 03/24/28 (a)	600,000	597,357
5.365%, 1Y H15 + 0.950%, 07/15/28 (a)	200,000	202,157
5.538%, 1Y H15 + 1.450%, 03/14/30 (a) (i)	200,000	204,779
5.565%, 01/17/30	200,000	204,942
6.921%, 08/08/33 (i)	200,000	215,858
Bank of America Corp.
1.922%, SOFR + 1.370%, 10/24/31 (a)	32,000	28,360
2.299%, SOFR + 1.220%, 07/21/32 (a)	178,000	157,127
2.482%, 5Y H15 + 1.200%, 09/21/36 (a)	493,000	426,495
2.496%, 3M TSFR + 1.252%, 02/13/31 (a)	575,000	531,485
2.651%, SOFR + 1.220%, 03/11/32 (a)	287,000	260,284
2.831%, SOFR + 1.880%, 10/24/51 (a)	118,000	72,254
3.311%, SOFR + 1.580%, 04/22/42 (a)	100,000	76,257
3.419%, 3M TSFR + 1.302%, 12/20/28 (a)	1,772,000	1,740,762
3.483%, SOFR + 1.650%, 03/13/52 (a)	53,000	36,840
3.846%, 5Y H15 + 2.000%, 03/08/37 (a)	253,000	234,353
4.271%, 3M TSFR + 1.572%, 07/23/29 (a)	432,000	430,239
4.330%, 3M TSFR + 1.782%, 03/15/50 (a) (i)	236,000	191,339
4.571%, SOFR + 1.830%, 04/27/33 (a)	1,532,000	1,505,214
5.045%, SOFR + 1.130%, 02/06/37 (a)	338,000	333,504
5.518%, SOFR + 1.738%, 10/25/35 (a)	609,000	608,986
5.819%, SOFR + 1.570%, 09/15/29 (a) (i)	450,000	464,215
5.875%, 02/07/42	398,000	409,884
Bank of Montreal
3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	100,000	98,402
4.350%, SOFR + 1.080%, 09/22/31 (a)	118,000	116,317
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Montreal
5.004%, SOFR + 0.670%, 01/27/29 (a)	55,000	$55,493
5.370%, 06/04/27	167,000	169,032
5.717%, 09/25/28	141,000	145,192
Bank of New York Mellon Corp.
3.000%, 10/30/28	158,000	152,743
5.606%, SOFR + 1.770%, 07/21/39 (a)	246,000	250,351
5.802%, SOFR + 1.802%, 10/25/28 (a)	326,000	333,294
6.474%, SOFR + 1.845%, 10/25/34 (a)	127,000	138,814
Bank of Nova Scotia
4.588%, 5Y H15 + 2.050%, 05/04/37 (a)	295,000	282,207
4.813%, SOFR + 1.045%, 02/02/34 (a)	105,000	103,509
Canadian Imperial Bank of Commerce
4.857%, SOFR + 1.030%, 03/30/29 (a)	325,000	327,600
6.092%, 10/03/33	85,000	90,934
Capital One NA
4.650%, 09/13/28	250,000	251,051
Citigroup, Inc.
2.976%, SOFR + 1.422%, 11/05/30 (a) (i)	1,111,000	1,049,346
3.057%, SOFR + 1.351%, 01/25/33 (a)	415,000	375,300
3.520%, 3M TSFR + 1.413%, 10/27/28 (a)	951,000	936,849
3.980%, 3M TSFR + 1.600%, 03/20/30 (a)	424,000	417,157
4.125%, 07/25/28	100,000	99,160
5.174%, SOFR + 1.488%, 09/11/36 (a) (i)	273,000	270,623
5.300%, 05/06/44	100,000	92,103
5.411%, 5Y H15 + 1.730%, 09/19/39 (a)	343,000	335,062
5.592%, 5Y H15 + 1.280%, 11/19/34 (a)	100,000	101,499
5.612%, SOFR + 1.746%, 03/04/56 (a)	114,000	109,488
5.827%, SOFR + 2.056%, 02/13/35 (a)	266,000	269,495
5.875%, 01/30/42	289,000	292,535
5.920%, 12/11/30 (a)	2,948,000	2,800,612
6.174%, SOFR + 2.661%, 05/25/34 (a)	210,000	217,375
6.270%, SOFR + 2.338%, 11/17/33 (a) (i)	100,000	106,879
6.625%, 01/15/28	128,000	132,963
8.125%, 07/15/39	29,000	36,119
Citizens Financial Group, Inc.
5.299%, 5Y H15 + 1.450%, 01/29/36 (a)	68,000	67,388
5.718%, SOFR + 1.910%, 07/23/32 (a)	226,000	232,307
Cooperatieve Rabobank UA
5.250%, 05/24/41	65,000	62,969
Deutsche Bank AG
3.035%, SOFR + 1.718%, 05/28/32 (a)	150,000	135,822
3.729%, SOFR + 2.757%, 01/14/32 (a)	224,000	208,171
6.720%, SOFR + 3.180%, 01/18/29 (a) (i)	316,000	327,390
7.079%, SOFR + 3.650%, 02/10/34 (a)	228,000	244,321
Fifth Third Bancorp
2.550%, 05/05/27	100,000	98,007
6.339%, SOFR + 2.340%, 07/27/29 (a)	228,000	236,360
8.250%, 03/01/38	100,000	120,218
First Citizens BancShares, Inc.
5.600%, 5Y H15 + 1.850%, 09/05/35 (a)	100,000	97,737
6.254%, 5Y H15 + 1.970%, 03/12/40 (a)	100,000	97,780
FNB Corp.
5.722%, SOFR + 1.930%, 12/11/30 (a)	100,000	100,621
Goldman Sachs Group, Inc.
1.542%, SOFR + 0.818%, 09/10/27 (a)	1,158,000	1,142,992
BHFTII-14

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc.
2.615%, SOFR + 1.281%, 04/22/32 (a)	72,000	$64,674
2.650%, SOFR + 1.264%, 10/21/32 (a)	100,000	88,778
3.102%, SOFR + 1.410%, 02/24/33 (a)	365,000	329,649
3.800%, 03/15/30	248,000	241,004
4.411%, 3M TSFR + 1.692%, 04/23/39 (a)	240,000	214,939
4.482%, SOFR + 1.725%, 08/23/28 (a)	1,353,000	1,352,974
4.516%, SOFR + 0.960%, 01/21/32 (a)	376,000	370,301
4.692%, SOFR + 1.135%, 10/23/30 (a)	385,000	385,301
4.750%, 10/21/45	220,000	190,549
4.937%, SOFR + 1.319%, 04/23/28 (a)	1,212,000	1,217,921
4.939%, SOFR + 1.330%, 10/21/36 (a)	176,000	170,441
5.049%, SOFR + 1.210%, 07/23/30 (a)	261,000	264,144
5.065%, SOFR + 1.190%, 01/21/37 (a)	263,000	257,128
5.207%, SOFR + 1.078%, 01/28/31 (a)	100,000	101,604
5.387%, 5Y H15 + 1.180%, 02/02/41 (a)	470,000	454,091
5.536%, SOFR + 1.380%, 01/28/36 (a)	294,000	298,847
6.250%, 02/01/41	357,000	375,781
6.484%, SOFR + 1.770%, 10/24/29 (a)	130,000	135,999
HSBC Bank USA NA
5.625%, 08/15/35	250,000	254,885
HSBC Holdings PLC
2.357%, SOFR + 1.947%, 08/18/31 (a)	200,000	180,399
4.583%, 3M TSFR + 1.796%, 06/19/29 (a)	200,000	199,856
4.755%, SOFR + 2.110%, 06/09/28 (a)	378,000	378,803
4.762%, SOFR + 2.530%, 03/29/33 (a)	338,000	329,540
5.240%, SOFR + 1.570%, 05/13/31 (a)	507,000	514,141
5.279%, SOFR + 1.550%, 03/10/37 (a)	200,000	196,408
6.100%, 01/14/42	100,000	105,932
6.254%, SOFR + 2.390%, 03/09/34 (a)	376,000	398,427
6.500%, 05/02/36	201,000	211,094
6.800%, 06/01/38	100,000	107,642
7.390%, SOFR + 3.350%, 11/03/28 (a)	400,000	416,949
7.399%, SOFR + 3.020%, 11/13/34 (a)	218,000	240,853
HSBC USA, Inc.
4.650%, 06/03/28 (i)	547,000	550,407
Huntington Bancshares, Inc.
2.487%, 5Y H15 + 1.170%, 08/15/36 (a)	100,000	85,730
5.605%, 5Y H15 + 1.350%, 01/28/41 (a)	122,000	119,060
5.709%, SOFR + 1.870%, 02/02/35 (a)	100,000	102,041
ING Groep NV
4.858%, SOFR + 1.010%, 03/25/29 (a)	200,000	201,253
5.550%, SOFR + 1.770%, 03/19/35 (a)	200,000	203,139
JPMorgan Chase & Co.
2.956%, 3M TSFR + 2.515%, 05/13/31 (a)	201,000	187,286
3.109%, 3M TSFR + 2.460%, 04/22/41 (a)	200,000	152,517
3.897%, 3M TSFR + 1.482%, 01/23/49 (a)	256,000	196,582
3.964%, 3M TSFR + 1.642%, 11/15/48 (a)	62,000	48,101
4.260%, 3M TSFR + 1.842%, 02/22/48 (a)	39,000	31,883
4.505%, SOFR + 0.860%, 10/22/28 (a)	2,263,000	2,262,521
4.586%, SOFR + 1.800%, 04/26/33 (a)	579,000	571,286
4.995%, SOFR + 1.125%, 07/22/30 (a)	813,000	824,542
5.140%, SOFR + 1.010%, 01/24/31 (a)	995,000	1,013,210
5.336%, SOFR + 1.620%, 01/23/35 (a)	601,000	610,224
5.572%, SOFR + 1.680%, 04/22/36 (a)	100,000	103,048
5.576%, SOFR + 1.635%, 07/23/36 (a)	369,000	373,689
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
5.600%, 07/15/41	336,000	$336,647
5.625%, 08/16/43	100,000	99,504
5.766%, SOFR + 1.490%, 04/22/35 (a)	1,105,000	1,150,952
6.254%, SOFR + 1.810%, 10/23/34 (a)	100,000	107,521
Keybank National Association
5.000%, 01/26/33	250,000	246,399
Lloyds Banking Group PLC
3.369%, 5Y H15 + 1.500%, 12/14/46 (a)	200,000	144,295
3.750%, 1Y H15 + 1.800%, 03/18/28 (a)	244,000	242,383
4.550%, 08/16/28	200,000	200,270
4.976%, 1Y H15 + 2.300%, 08/11/33 (a)	200,000	199,142
6.068%, 1Y H15 + 1.600%, 06/13/36 (a)	200,000	203,268
7.953%, 1Y H15 + 3.750%, 11/15/33 (a)	200,000	227,840
M&T Bank Corp.
5.400%, 5Y H15 + 1.430%, 07/30/35 (a)	200,000	199,357
Mitsubishi UFJ Financial Group, Inc.
4.080%, 1Y H15 + 1.300%, 04/19/28 (a)	427,000	425,382
4.505%, 1Y H15 + 0.800%, 01/14/32 (a)	200,000	197,102
5.133%, 1Y H15 + 2.125%, 07/20/33 (a)	297,000	299,678
5.159%, 1Y H15 + 1.170%, 04/24/31 (a)	319,000	323,540
5.188%, 1Y H15 + 0.930%, 09/12/36 (a)	200,000	198,556
5.258%, 1Y H15 + 0.820%, 04/17/30 (a)	473,000	481,317
Mizuho Financial Group, Inc.
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	200,000	180,147
5.382%, 1Y H15 + 1.080%, 07/10/30 (a)	400,000	409,158
5.748%, 1Y H15 + 1.900%, 07/06/34 (a)	200,000	207,750
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36 (a)	156,000	134,220
2.943%, SOFR + 1.290%, 01/21/33 (a)	1,212,000	1,089,755
5.042%, SOFR + 1.215%, 07/19/30 (a)	1,905,000	1,927,036
5.230%, SOFR + 1.108%, 01/15/31 (a)	834,000	846,827
5.424%, SOFR + 1.880%, 07/21/34 (a)	100,000	101,466
5.664%, SOFR + 1.757%, 04/17/36 (a)	871,000	892,132
5.900%, SOFR + 1.782%, 03/13/47 (a)	445,000	442,935
5.942%, 5Y H15 + 1.800%, 02/07/39 (a)	135,000	138,003
6.375%, 07/24/42	322,000	344,986
NatWest Group PLC
3.073%, 1Y H15 + 2.550%, 05/22/28 (a)	246,000	242,048
4.445%, 05/08/30	421,000	418,466
5.516%, 1Y H15 + 2.270%, 09/30/28 (a)	277,000	281,060
Northern Trust Corp.
3.375%, 05/08/32	232,000	228,764
PNC Bank NA
4.429%, SOFR + 0.727%, 07/21/28 (a)	250,000	249,905
PNC Financial Services Group, Inc.
2.307%, SOFR + 0.979%, 04/23/32 (a)	129,000	114,893
3.450%, 04/23/29	22,000	21,512
4.075%, SOFR + 0.610%, 01/26/29 (a)	100,000	99,472
4.626%, SOFR + 1.850%, 06/06/33 (a)	157,000	152,605
4.812%, SOFR + 1.259%, 10/21/32 (a)	84,000	83,721
5.373%, SOFR + 1.417%, 07/21/36 (a)	100,000	100,437
5.423%, 5Y H15 + 1.170%, 01/25/41 (a)	184,000	180,255
5.676%, SOFR + 1.902%, 01/22/35 (a)	130,000	133,732
5.939%, SOFR + 1.946%, 08/18/34 (a)	118,000	123,584
BHFTII-15

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Regions Financial Corp.
5.502%, SOFR + 2.060%, 09/06/35 (a)	105,000	$105,143
Royal Bank of Canada
4.240%, 08/03/27 (i)	357,000	356,872
4.305%, SOFR + 0.980%, 11/03/31 (a)	110,000	108,136
4.522%, SOFR + 0.860%, 10/18/28 (a)	647,000	647,718
4.696%, SOFR + 1.060%, 08/06/31 (a)	100,000	99,778
5.000%, 05/02/33	100,000	100,886
5.200%, 08/01/28	100,000	101,982
Santander Holdings USA, Inc.
5.353%, SOFR + 1.940%, 09/06/30 (a)	261,000	263,791
Santander U.K. Group Holdings PLC
5.694%, SOFR + 1.524%, 04/15/31 (a)	200,000	205,697
State Street Corp.
2.200%, 03/03/31	100,000	89,471
3.031%, SOFR + 1.490%, 11/01/34 (a)	179,000	168,505
5.159%, SOFR + 1.890%, 05/18/34 (a)	162,000	164,026
5.820%, SOFR + 1.715%, 11/04/28 (a)	177,000	180,906
6.123%, SOFR + 1.958%, 11/21/34 (a)	100,000	105,668
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29	200,000	189,719
3.040%, 07/16/29	200,000	190,239
4.108%, 01/15/29	200,000	198,250
5.334%, 5Y H15 + 1.300%, 03/03/41 (a)	106,000	102,785
5.424%, 07/09/31 (i)	426,000	436,092
5.766%, 01/13/33	414,000	430,856
5.796%, SOFR + 1.780%, 07/08/46 (a)	100,000	97,016
Toronto-Dominion Bank
4.108%, 06/08/27	412,000	410,920
4.861%, 01/31/28	26,000	26,209
4.994%, 04/05/29	300,000	304,834
5.146%, 5Y H15 + 1.500%, 09/10/34 (a)	464,000	464,510
Truist Financial Corp.
1.125%, 08/03/27	136,000	130,359
4.597%, SOFR + 0.965%, 01/27/32 (a)	33,000	32,648
4.916%, SOFR + 2.240%, 07/28/33 (a)	171,000	167,684
4.964%, SOFR + 1.395%, 10/23/36 (a) (i)	36,000	34,870
5.435%, SOFR + 1.620%, 01/24/30 (a)	334,000	341,869
5.711%, SOFR + 1.922%, 01/24/35 (a)	37,000	38,167
6.123%, SOFR + 2.300%, 10/28/33 (a)	258,000	272,760
U.S. Bancorp
4.481%, SOFR + 0.867%, 01/26/32 (a)	209,000	206,797
4.548%, SOFR + 1.660%, 07/22/28 (a)	214,000	214,192
4.653%, SOFR + 1.230%, 02/01/29 (a)	402,000	403,839
4.967%, SOFR + 2.110%, 07/22/33 (a) (i)	140,000	138,471
5.678%, SOFR + 1.860%, 01/23/35 (a)	211,000	217,933
5.775%, SOFR + 2.020%, 06/12/29 (a)	100,000	102,858
5.836%, SOFR + 2.260%, 06/12/34 (a)	100,000	104,373
UBS AG
5.650%, 09/11/28 (i)	200,000	206,392
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (a)	557,000	511,429
3.584%, 3M TSFR + 1.572%, 05/22/28 (a)	100,000	99,055
4.300%, 07/22/27	290,000	289,628
4.400%, 06/14/46	245,000	195,055
4.611%, SOFR + 2.130%, 04/25/53 (a)	100,000	82,912
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
4.650%, 11/04/44	117,000	$98,098
4.750%, 12/07/46	100,000	83,830
4.892%, SOFR + 1.340%, 09/15/36 (a)	393,000	382,352
4.897%, SOFR + 2.100%, 07/25/33 (a)	274,000	272,599
5.013%, 3M TSFR + 4.502%, 04/04/51 (a)	189,000	166,508
5.150%, SOFR + 1.500%, 04/23/31 (a) (i)	737,000	749,592
5.198%, SOFR + 1.500%, 01/23/30 (a)	421,000	427,599
5.244%, SOFR + 1.110%, 01/24/31 (a)	100,000	101,938
5.375%, 11/02/43	146,000	136,479
5.433%, SOFR + 1.230%, 01/23/47 (a)	160,000	151,607
5.557%, SOFR + 1.990%, 07/25/34 (a)	30,000	30,746
5.605%, SOFR + 1.740%, 04/23/36 (a)	100,000	102,333
5.707%, SOFR + 1.070%, 04/22/28 (a)	1,165,000	1,180,028
6.491%, SOFR + 2.060%, 10/23/34 (a)	203,000	219,799
Wells Fargo Bank NA
5.850%, 02/01/37	257,000	264,773
Westpac Banking Corp.
2.963%, 11/16/40	106,000	78,537
3.133%, 11/18/41	170,000	124,877
5.405%, 1Y H15 + 2.680%, 08/10/33 (a)	43,000	43,560
5.618%, 1Y H15 + 1.200%, 11/20/35 (a)	100,000	101,179
Zions Bancorp NA
3.250%, 10/29/29	250,000	231,835
		69,103,649
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	143,000	139,278
4.900%, 02/01/46	29,000	26,134
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36	285,000	277,582
4.900%, 02/01/46	122,000	109,526
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 (i)	119,000	120,513
4.950%, 01/15/42	569,000	530,787
5.550%, 01/23/49	100,000	97,117
5.800%, 01/23/59 (i)	260,000	260,627
Coca-Cola Co.
1.375%, 03/15/31	247,000	215,392
1.650%, 06/01/30	100,000	90,397
2.000%, 03/05/31	154,000	138,367
2.250%, 01/05/32	100,000	89,522
5.300%, 05/13/54 (i)	276,000	264,532
Constellation Brands, Inc.
3.500%, 05/09/27	762,000	753,928
4.500%, 05/09/47	100,000	81,480
Keurig Dr. Pepper, Inc.
4.350%, 05/15/28	186,000	185,336
4.600%, 05/15/30	100,000	98,959
5.050%, 03/15/29	100,000	101,088
5.150%, 05/15/35	100,000	97,463
5.200%, 03/15/31	100,000	101,096
5.300%, 03/15/34	100,000	99,148
BHFTII-16

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Beverages—(Continued)
Molson Coors Beverage Co.
5.000%, 05/01/42 (i)	106,000	$95,244
PepsiCo Singapore Financing I Pte. Ltd.
4.550%, 02/16/29	134,000	135,362
4.700%, 02/16/34	276,000	274,530
PepsiCo, Inc.
2.625%, 07/29/29	167,000	158,778
3.500%, 03/19/40	100,000	83,097
3.600%, 02/18/28	47,000	46,635
4.000%, 03/05/42	100,000	84,620
4.100%, 01/15/29	139,000	138,920
4.200%, 07/18/52	100,000	80,460
4.450%, 05/15/28	100,000	100,819
4.600%, 02/07/30	121,000	122,572
5.000%, 02/07/35	100,000	101,240
5.000%, 07/23/35 (i)	100,000	101,198
		5,401,747
Biotechnology — 0.2%
Amgen, Inc.
2.450%, 02/21/30	272,000	252,596
3.000%, 02/22/29	460,000	443,852
3.200%, 11/02/27	100,000	98,438
3.350%, 02/22/32	730,000	679,732
4.200%, 02/22/52	196,000	152,289
4.563%, 06/15/48	209,000	175,164
4.663%, 06/15/51	100,000	83,897
4.850%, 02/19/36 (i)	45,000	44,214
4.875%, 03/01/53 (i)	100,000	86,628
5.500%, 02/19/46	195,000	187,246
6.400%, 02/01/39	142,000	153,529
Baxalta, Inc.
5.250%, 06/23/45	256,000	238,286
Biogen, Inc.
3.150%, 05/01/50	100,000	63,020
5.050%, 01/15/31	135,000	137,642
5.750%, 05/15/35	100,000	103,415
Gilead Sciences, Inc.
1.650%, 10/01/30	100,000	89,072
4.600%, 09/01/35	100,000	97,720
4.800%, 04/01/44	137,000	123,634
5.250%, 10/15/33	107,000	110,660
5.550%, 10/15/53 (i)	104,000	101,128
5.650%, 12/01/41	266,000	270,668
Royalty Pharma PLC
1.750%, 09/02/27 (i)	100,000	96,403
5.150%, 09/02/29	125,000	127,251
5.200%, 09/25/35 (i)	100,000	98,693
5.400%, 09/02/34	100,000	100,825
5.950%, 09/25/55	100,000	97,264
		4,213,266
Building Materials — 0.1%
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A)	100,000	98,722
Security Description	Principal Amount*	Value

Building Materials—(Continued)
Carrier Global Corp.
2.700%, 02/15/31	122,000	$111,853
2.722%, 02/15/30	100,000	93,392
5.900%, 03/15/34	122,000	128,716
Cemex SAB de CV
7.200%, 5Y H15 + 3.520%, 06/10/30 (144A) (a)	721,000	730,012
Fortune Brands Innovations, Inc.
5.875%, 06/01/33	51,000	52,817
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
4.900%, 12/01/32	110,000	110,422
Martin Marietta Materials, Inc.
2.400%, 07/15/31	144,000	128,164
Masco Corp.
1.500%, 02/15/28	100,000	94,638
Owens Corning
5.700%, 06/15/34	100,000	103,374
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31 (144A)	100,000	103,120
Trane Technologies Financing Ltd.
5.250%, 03/03/33	143,000	146,644
Vulcan Materials Co.
3.500%, 06/01/30	181,000	173,503
		2,075,377
Chemicals — 0.2%
Air Products & Chemicals, Inc.
4.850%, 02/08/34	100,000	100,120
CF Industries, Inc.
4.950%, 06/01/43	105,000	93,678
Chemours Co.
4.625%, 11/15/29 (144A) (i)	100,000	93,776
Dow Chemical Co.
4.250%, 10/01/34	88,000	79,924
4.800%, 05/15/49	100,000	77,363
5.600%, 02/15/54	100,000	85,991
7.375%, 11/01/29	110,000	119,018
9.400%, 05/15/39	147,000	186,172
DuPont de Nemours, Inc.
4.725%, 11/15/28	100,000	100,586
4.725%, 11/15/28 (144A)	173,000	173,652
Eastman Chemical Co.
4.500%, 02/20/31	172,000	168,177
Ecolab, Inc.
1.300%, 01/30/31	158,000	136,553
FMC Corp.
8.450%, 5Y H15 + 4.366%, 11/01/55 (a)	12,000	7,726
International Flavors & Fragrances, Inc.
4.450%, 09/26/28	188,000	187,420
Lubrizol Corp.
6.500%, 10/01/34	100,000	111,783
LYB International Finance BV
5.250%, 07/15/43	119,000	102,283
LYB International Finance II BV
3.500%, 03/02/27	100,000	99,019
BHFTII-17

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals—(Continued)
LYB International Finance III LLC
4.200%, 10/15/49	200,000	$141,516
5.625%, 05/15/33	100,000	100,808
5.875%, 01/15/36	20,000	20,066
Mosaic Co.
5.450%, 11/15/33	161,000	162,712
Nutrien Ltd.
2.950%, 05/13/30	153,000	143,394
5.200%, 06/21/27	100,000	100,964
6.125%, 01/15/41	103,000	107,481
OCP SA
6.750%, 05/02/34	708,000	736,239
Olympus Water U.S. Holding Corp.
6.250%, 10/01/29 (144A) (i)	200,000	189,008
Sasol Financing USA LLC
8.750%, 05/03/29	200,000	208,144
SCIH Salt Holdings, Inc.
4.875%, 05/01/28 (144A)	100,000	98,859
Sherwin-Williams Co.
3.450%, 06/01/27	405,000	400,692
4.300%, 08/15/28	135,000	134,709
4.500%, 06/01/47	100,000	83,242
4.550%, 03/01/28	100,000	100,385
Westlake Corp.
4.375%, 11/15/47	104,000	80,327
		4,731,787
Commercial Services — 0.2%
Block, Inc.
2.750%, 06/01/26	100,000	99,544
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	100,000	94,372
DP World Ltd.
6.850%, 07/02/37	820,000	866,660
GEO Group, Inc.
8.625%, 04/15/29	100,000	103,853
Global Payments, Inc.
2.900%, 05/15/30	157,000	143,504
5.300%, 08/15/29	100,000	100,686
5.400%, 08/15/32	100,000	99,172
5.550%, 11/15/35	163,000	157,073
5.950%, 08/15/52	42,000	38,649
Kaspi.KZ JSC
6.250%, 03/26/30	200,000	200,926
Moody's Corp.
5.250%, 07/15/44	100,000	93,857
PayPal Holdings, Inc.
2.300%, 06/01/30 (i)	150,000	137,202
3.900%, 06/01/27	450,000	447,769
5.150%, 06/01/34	100,000	99,733
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, 08/31/27 (144A)	100,000	97,326
S&P Global, Inc.
2.950%, 03/01/29	236,000	227,306
4.250%, 01/15/31 (144A) (i)	260,000	256,641
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Triton Container International Ltd./TAL International Container Corp.
5.150%, 02/15/33	376,000	$368,152
Verisk Analytics, Inc.
4.450%, 03/15/31	95,000	93,420
5.250%, 06/05/34	100,000	99,598
Worldline SA
0.875%, 06/30/27 (EUR)	200,000	216,661
4.125%, 09/12/28 (EUR)	500,000	525,141
5.250%, 11/27/29 (EUR)	100,000	99,782
5.500%, 06/10/30 (EUR)	100,000	98,930
		4,765,957
Computers — 0.4%
Apple, Inc.
2.650%, 05/11/50	897,000	548,850
2.650%, 02/08/51	1,098,000	664,509
3.750%, 09/12/47	464,000	358,788
3.850%, 05/04/43	100,000	82,671
3.850%, 08/04/46	157,000	124,627
4.100%, 08/08/62	151,000	114,983
4.200%, 05/12/30 (i)	236,000	237,220
4.250%, 02/09/47	144,000	120,594
Dell International LLC/EMC Corp.
4.500%, 02/15/31	143,000	141,310
5.400%, 04/15/34 (i)	144,000	145,296
8.100%, 07/15/36	209,000	248,431
8.350%, 07/15/46	74,000	91,596
Gartner, Inc.
3.750%, 10/01/30 (144A)	147,000	133,665
4.500%, 07/01/28 (144A) (i)	5,550,000	5,456,404
Hewlett Packard Enterprise Co.
4.400%, 10/15/30	105,000	103,091
4.850%, 10/15/31	103,000	102,306
5.600%, 10/15/54	100,000	89,267
6.200%, 10/15/35	104,000	110,268
6.350%, 10/15/45	33,000	32,947
HP, Inc.
2.650%, 06/17/31	128,000	113,837
4.200%, 04/15/32	160,000	152,149
IBM International Capital Pte. Ltd.
4.750%, 02/05/31	328,000	328,436
4.900%, 02/05/34	301,000	296,988
International Business Machines Corp.
2.950%, 05/15/50	100,000	61,242
4.900%, 07/27/52	100,000	84,208
5.100%, 02/06/53	100,000	86,982
5.600%, 11/30/39 (i)	258,000	259,647
Kyndryl Holdings, Inc.
6.350%, 02/20/34 (i)	188,000	174,415
Leidos, Inc.
5.000%, 03/15/36	100,000	96,681
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	100,000	107,044
		10,668,452
BHFTII-18

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.
3.700%, 08/01/47	338,000	$261,469
Estee Lauder Cos., Inc.
4.375%, 05/15/28	39,000	39,040
5.000%, 02/14/34	111,000	110,459
Kenvue, Inc.
5.050%, 03/22/28	564,000	572,607
5.100%, 03/22/43	16,000	15,111
Procter & Gamble Co.
1.200%, 10/29/30 (i)	270,000	236,316
4.350%, 11/03/35	204,000	197,799
		1,432,801
Distribution/Wholesale — 0.0%
LKQ Corp.
5.750%, 06/15/28	100,000	101,776
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.400%, 10/29/33	272,000	240,652
3.650%, 07/21/27	303,000	299,762
5.100%, 01/19/29 (i)	164,000	166,142
6.150%, 09/30/30	204,000	214,381
6.500%, 5Y H15 + 2.441%, 01/31/56 (a)	385,000	385,397
Air Lease Corp.
3.000%, 02/01/30 (i)	158,000	146,853
4.625%, 10/01/28	180,000	179,179
Ally Financial, Inc.
6.184%, SOFR + 2.290%, 07/26/35 (a)	114,000	114,331
6.646%, 5Y H15 + 2.450%, 01/17/40 (a)	100,000	96,523
8.000%, 11/01/31	157,000	173,736
American Express Co.
4.050%, 05/03/29	223,000	222,120
4.804%, SOFR + 1.237%, 10/24/36 (a) (i)	72,000	69,617
4.989%, SOFR + 2.255%, 05/26/33 (a)	100,000	99,484
5.043%, SOFR + 0.930%, 07/26/28 (a)	281,000	283,419
5.043%, SOFR + 1.835%, 05/01/34 (a)	251,000	251,381
5.085%, SOFR + 1.020%, 01/30/31 (a)	100,000	101,691
5.442%, SOFR + 1.320%, 01/30/36 (a)	100,000	101,795
5.667%, SOFR + 1.790%, 04/25/36 (a)	144,000	148,827
Apollo Global Management, Inc.
6.000%, 5Y H15 + 2.168%, 12/15/54 (a)	180,000	168,768
Aretec Group, Inc.
10.000%, 08/15/30 (144A)	80,000	84,973
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44 (144A)	2,719,565	2,692,274
Blue Owl Finance LLC
3.125%, 06/10/31	121,000	104,336
6.250%, 04/18/34	100,000	96,138
Brookfield Finance, Inc.
4.850%, 03/29/29	106,000	106,478
Capital One Financial Corp.
3.800%, 01/31/28	340,000	336,007
4.927%, SOFR + 2.057%, 05/10/28 (a)	100,000	100,269
5.884%, SOFR + 1.990%, 07/26/35 (a)	100,000	102,425
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Capital One Financial Corp.
6.183%, SOFR + 2.036%, 01/30/36 (a) (i)	126,000	$128,161
7.624%, SOFR + 3.070%, 10/30/31 (a)	164,000	181,137
7.964%, SOFR + 3.370%, 11/02/34 (a)	336,000	385,341
Charles Schwab Corp.
1.650%, 03/11/31	100,000	87,136
4.343%, SOFR + 0.940%, 11/14/31 (a)	13,000	12,855
5.853%, SOFR + 2.500%, 05/19/34 (a)	100,000	105,027
6.136%, SOFR + 2.010%, 08/24/34 (a)	100,000	106,439
6.196%, SOFR + 1.878%, 11/17/29 (a)	310,000	323,994
CME Group, Inc.
3.750%, 06/15/28	100,000	99,253
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	100,000	99,315
GS Finance Corp.
5.950%, 01/15/31 (a)	6,190,000	5,940,797
6.110%, 02/17/31 (a)	1,669,000	1,621,098
7.350%, 02/17/31 (a)	3,466,000	3,373,274
Intercontinental Exchange, Inc.
2.650%, 09/15/40	35,000	25,602
3.000%, 09/15/60	149,000	85,537
3.625%, 09/01/28	150,000	147,689
3.950%, 12/01/28	179,000	177,427
4.350%, 06/15/29	241,000	240,472
4.600%, 03/15/33 (i)	200,000	197,549
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A)	100,000	98,889
Jefferies Financial Group, Inc.
6.200%, 04/14/34	105,000	107,080
6.250%, 01/15/36	100,000	101,370
6.500%, 01/20/43	100,000	97,139
LPL Holdings, Inc.
5.750%, 06/15/35	115,000	114,545
Mastercard, Inc.
2.950%, 06/01/29	100,000	96,380
3.800%, 11/21/46	136,000	105,268
4.875%, 05/09/34	117,000	117,667
Nasdaq, Inc.
3.950%, 03/07/52	147,000	108,222
5.550%, 02/15/34 (i)	111,000	114,184
Nomura Holdings, Inc.
2.608%, 07/14/31	200,000	178,369
5.043%, 5Y H15 + 1.300%, 06/10/36 (a)	200,000	194,011
Osaic Holdings, Inc.
6.750%, 08/01/32 (144A)	100,000	100,012
Raymond James Financial, Inc.
3.750%, 04/01/51	100,000	71,384
4.950%, 07/15/46	17,000	15,111
Rocket Cos., Inc.
6.500%, 08/01/29 (144A)	100,000	101,126
SURA Asset Management SA
6.350%, 05/13/32	341,000	358,122
6.350%, 05/13/32 (144A)	362,000	380,176
Synchrony Financial
5.150%, 03/19/29	1,498,000	1,501,632
BHFTII-19

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
TPG Operating Group II LP
4.875%, 05/15/31	100,000	$98,078
5.375%, 01/15/36	27,000	26,112
UBS Americas, Inc.
7.125%, 07/15/32	100,000	111,710
United Wholesale Mortgage LLC
5.500%, 04/15/29 (144A)	5,000	4,680
5.750%, 06/15/27 (144A)	100,000	98,421
UWM Holdings LLC
6.250%, 03/15/31 (144A)	60,000	54,641
Visa, Inc.
2.700%, 04/15/40	196,000	147,932
4.300%, 12/14/45	134,000	113,690
4.700%, 02/12/36	124,000	122,657
Voya Financial, Inc.
5.000%, 09/20/34	100,000	97,337
		25,261,006
Electric — 2.6%
AEP Texas, Inc.
4.150%, 05/01/49	172,000	129,924
AEP Transmission Co. LLC
3.150%, 09/15/49	993,000	652,922
3.800%, 06/15/49	168,000	123,697
AES Andes SA
6.300%, 03/15/29	200,000	204,508
AES Corp.
6.950%, 5Y H15 + 2.890%, 07/15/55 (a)	100,000	93,298
Alabama Power Co.
6.000%, 03/01/39	167,000	176,098
Alliant Energy Corp.
5.750%, 5Y H15 + 2.077%, 04/01/56 (a)	420,000	408,347
Ameren Corp.
5.375%, 03/15/35	100,000	101,087
Ameren Illinois Co.
4.150%, 03/15/46	166,000	134,002
American Transmission Co. LLC
5.750%, 04/01/56 (144A)	20,000	19,824
Arizona Public Service Co.
5.100%, 03/15/36	2,910,000	2,861,039
Baltimore Gas & Electric Co.
2.900%, 06/15/50	48,000	30,165
3.200%, 09/15/49	192,000	126,892
3.500%, 08/15/46	323,000	233,156
5.300%, 06/01/34	100,000	102,553
6.350%, 10/01/36	100,000	108,781
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	100,000	106,712
Black Hills Corp.
5.950%, 03/15/28	100,000	102,520
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/28	100,000	102,206
CenterPoint Energy, Inc.
6.700%, 5Y H15 + 2.586%, 05/15/55 (a)	367,000	371,107
6.850%, 5Y H15 + 2.946%, 02/15/55 (a)	100,000	104,776
7.000%, 5Y H15 + 3.254%, 02/15/55 (a)	376,000	386,952
Security Description	Principal Amount*	Value

Electric—(Continued)
CMS Energy Corp.
3.750%, 5Y H15 + 2.900%, 12/01/50 (a)	137,000	$124,980
Commonwealth Edison Co.
4.700%, 01/15/44	100,000	87,706
5.650%, 06/01/54	127,000	123,766
Connecticut Light & Power Co.
4.150%, 06/01/45	100,000	81,158
Consolidated Edison Co. of New York, Inc.
3.700%, 11/15/59	100,000	67,854
4.300%, 12/01/56	73,000	56,635
4.500%, 05/15/58	178,000	141,832
5.500%, 12/01/39	100,000	100,109
5.700%, 06/15/40	132,000	134,108
6.300%, 08/15/37	148,000	160,529
Constellation Energy Generation LLC
4.625%, 02/01/29 (144A)	100,000	98,790
5.750%, 10/01/41	137,000	137,085
6.500%, 10/01/53	100,000	106,127
Consumers Energy Co.
4.200%, 09/01/52	100,000	79,023
5.050%, 05/15/35	100,000	100,414
Dominion Energy, Inc.
6.000%, 5Y H15 + 2.262%, 02/15/56 (a)	112,000	111,286
6.200%, 5Y H15 + 2.006%, 02/15/56 (a)	256,000	253,748
6.875%, 5Y H15 + 2.386%, 02/01/55 (a)	251,000	258,322
7.000%, 5Y H15 + 2.511%, 06/01/54 (a)	619,000	654,710
DTE Electric Co.
4.250%, 05/14/27	100,000	100,043
4.850%, 03/01/36	130,000	127,563
5.200%, 03/01/34	100,000	102,186
5.550%, 03/01/56	36,000	34,807
DTE Energy Co.
5.050%, 10/01/35	100,000	98,540
5.200%, 04/01/30	100,000	101,987
5.850%, 06/01/34	145,000	151,823
Duke Energy Carolinas LLC
3.700%, 12/01/47	1,066,000	790,618
3.950%, 03/15/48	344,000	264,197
Duke Energy Ohio, Inc.
5.250%, 04/01/33	328,000	335,152
5.550%, 03/15/54	189,000	180,936
Duke Energy Progress LLC
2.500%, 08/15/50	1,284,000	736,655
Edison International
6.250%, 03/15/30	100,000	103,601
6.950%, 11/15/29	171,000	180,429
Entergy Corp.
5.875%, 5Y H15 + 2.179%, 06/15/56 (a)	279,000	275,284
6.100%, 5Y H15 + 2.013%, 06/15/56 (a)	138,000	136,197
7.125%, 5Y H15 + 2.670%, 12/01/54 (a)	528,000	541,030
Entergy Louisiana LLC
5.150%, 09/15/34	32,000	32,235
5.700%, 03/15/54	129,000	125,291
Entergy Texas, Inc.
4.500%, 03/30/39	232,000	212,058
5.250%, 04/15/35	100,000	100,906
BHFTII-20

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Evergy Kansas Central, Inc.
4.700%, 03/13/28	100,000	$100,461
5.250%, 03/15/35	100,000	100,799
Evergy, Inc.
6.650%, 5Y H15 + 2.558%, 06/01/55 (a)	340,000	342,293
Eversource Energy
6.100%, 5Y H15 + 2.521%, 08/15/56 (a)	422,000	416,783
6.350%, 5Y H15 + 2.325%, 08/15/56 (a)	100,000	98,646
Exelon Corp.
6.500%, 5Y H15 + 1.975%, 03/15/55 (a)	100,000	101,956
FirstEnergy Corp.
3.400%, 03/01/50	1,000,000	665,298
FirstEnergy Transmission LLC
4.750%, 01/15/33	2,035,000	2,004,318
5.000%, 01/15/35	2,536,000	2,497,188
5.450%, 07/15/44 (144A)	765,000	723,998
Florida Power & Light Co.
3.150%, 10/01/49	309,000	206,830
5.050%, 04/01/28	100,000	101,669
5.150%, 06/15/29	230,000	235,947
5.300%, 06/15/34	100,000	102,818
5.625%, 04/01/34	204,000	212,904
5.690%, 03/01/40	275,000	283,781
Georgia Power Co.
4.950%, 05/17/33	147,000	148,159
Kentucky Utilities Co.
5.125%, 11/01/40	100,000	96,457
MidAmerican Energy Co.
3.650%, 08/01/48	369,000	270,388
4.250%, 05/01/46	108,000	88,419
MVM Energetika Zrt
6.500%, 03/13/31	880,000	907,724
National Rural Utilities Cooperative Finance Corp.
7.125%, 5Y H15 + 3.533%, 09/15/53 (a)	153,000	158,343
8.000%, 03/01/32	100,000	115,697
Nevada Power Co.
2.400%, 05/01/30	100,000	92,192
6.250%, 5Y H15 + 1.936%, 05/15/55 (a)	239,000	238,907
NextEra Energy Capital Holdings, Inc.
3.000%, 01/15/52	100,000	61,788
3.550%, 05/01/27	687,000	681,016
5.250%, 03/15/34	100,000	101,238
6.375%, 5Y H15 + 2.053%, 08/15/55 (a)	253,000	257,744
6.500%, 5Y H15 + 1.979%, 08/15/55 (a)	100,000	103,192
6.700%, 5Y H15 + 2.364%, 09/01/54 (a)	205,000	209,375
6.750%, 5Y H15 + 2.457%, 06/15/54 (a)	201,000	207,941
Northern States Power Co.
2.900%, 03/01/50	82,000	53,037
5.350%, 11/01/39	178,000	177,204
6.250%, 06/01/36	118,000	128,253
NRG Energy, Inc.
6.000%, 02/01/33 (144A)	100,000	100,026
7.000%, 03/15/33 (144A)	60,000	64,955
NSTAR Electric Co.
1.950%, 08/15/31	187,000	163,516
5.400%, 06/01/34	100,000	102,213
Security Description	Principal Amount*	Value

Electric—(Continued)
OGE Energy Corp.
5.450%, 05/15/29	100,000	$102,452
Oglethorpe Power Corp.
5.950%, 11/01/39	100,000	103,104
Ohio Power Co.
4.000%, 06/01/49	464,000	346,433
4.150%, 04/01/48	164,000	126,566
Oncor Electric Delivery Co. LLC
2.700%, 11/15/51	100,000	57,976
3.700%, 11/15/28	141,000	138,801
3.800%, 09/30/47	100,000	75,176
5.800%, 04/01/55	100,000	98,967
7.250%, 01/15/33	100,000	113,511
Pacific Gas & Electric Co.
3.000%, 06/15/28	100,000	96,749
3.250%, 06/01/31	100,000	92,234
3.300%, 08/01/40	1,782,000	1,332,691
3.500%, 08/01/50	1,183,000	782,190
3.750%, 08/15/42	166,000	124,286
4.000%, 12/01/46	749,000	548,196
4.250%, 03/15/46	271,000	205,845
4.500%, 07/01/40	913,894	779,863
4.750%, 02/15/44	1,256,000	1,046,472
4.950%, 07/01/50	3,489,000	2,890,205
5.050%, 10/15/32	100,000	99,350
5.200%, 05/01/36	50,000	48,731
5.250%, 03/01/52	4,457,000	3,792,435
5.900%, 10/01/54	750,000	698,886
6.000%, 05/01/56	1,344,000	1,275,503
6.100%, 01/15/29	100,000	103,478
6.100%, 10/15/55	2,889,000	2,774,955
6.150%, 01/15/33	153,000	159,977
6.150%, 03/01/55	1,090,000	1,053,103
6.750%, 01/15/53	855,000	887,136
PacifiCorp
3.500%, 06/15/29	365,000	351,308
4.100%, 02/01/42	120,000	93,615
4.150%, 02/15/50	100,000	73,028
5.800%, 01/15/55	100,000	91,350
6.350%, 07/15/38	405,000	414,590
PECO Energy Co.
3.050%, 03/15/51	112,000	72,522
3.700%, 09/15/47	100,000	74,713
4.875%, 09/15/35	100,000	99,088
PG&E Corp.
5.250%, 07/01/30 (i)	2,601,000	2,566,646
7.375%, 5Y H15 + 3.883%, 03/15/55 (a)	1,255,000	1,263,050
Pinnacle West Capital Corp.
5.150%, 05/15/30	1,786,000	1,812,262
PPL Capital Funding, Inc.
5.250%, 09/01/34	100,000	100,708
PPL Electric Utilities Corp.
4.125%, 06/15/44	119,000	97,844
4.850%, 02/15/34	100,000	99,650
Public Service Co. of Colorado
1.875%, 06/15/31	27,000	23,545
BHFTII-21

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Co. of Colorado
3.200%, 03/01/50	128,000	$84,834
3.600%, 09/15/42	100,000	77,130
5.050%, 06/15/36	45,000	44,356
Public Service Electric & Gas Co.
3.950%, 05/01/42	54,000	44,563
5.450%, 08/01/53	108,000	103,710
5.800%, 05/01/37	122,000	128,355
Public Service Enterprise Group, Inc.
5.875%, 10/15/28	302,000	311,647
6.125%, 10/15/33	180,000	190,647
Puget Energy, Inc.
2.379%, 06/15/28	100,000	95,311
4.100%, 06/15/30	100,000	96,911
4.224%, 03/15/32	100,000	95,389
5.725%, 03/15/35	115,000	115,837
San Diego Gas & Electric Co.
4.950%, 08/15/28	170,000	172,692
Sempra
3.400%, 02/01/28	309,000	303,208
5.250%, 03/15/36	70,000	69,013
6.550%, 5Y H15 + 2.138%, 04/01/55 (a)	202,000	201,097
6.625%, 5Y H15 + 2.354%, 04/01/55 (a)	646,000	645,979
6.875%, 5Y H15 + 2.789%, 10/01/54 (a)	589,000	595,342
Sierra Pacific Power Co.
6.200%, 5Y H15 + 2.549%, 12/15/55 (a)	300,000	291,787
Southern California Edison Co.
4.050%, 03/15/42	100,000	78,074
4.200%, 03/01/29	356,000	351,976
4.650%, 10/01/43	181,000	151,367
5.450%, 06/01/31	100,000	102,294
5.700%, 03/01/53	253,000	232,264
5.950%, 02/01/38	100,000	101,386
Southern Co.
5.700%, 10/15/32	1,282,000	1,340,233
6.375%, 5Y H15 + 2.069%, 03/15/55 (a) (i)	137,000	140,911
Southwestern Electric Power Co.
5.300%, 04/01/33	90,000	91,262
Southwestern Public Service Co.
4.500%, 08/15/41	160,000	139,723
5.300%, 05/15/35	166,000	166,512
System Energy Resources, Inc.
6.000%, 04/15/28	106,000	108,875
Tampa Electric Co.
4.900%, 03/01/29	100,000	101,313
Union Electric Co.
3.900%, 09/15/42	155,000	125,320
4.800%, 03/15/36	49,000	47,827
Virginia Electric & Power Co.
2.450%, 12/15/50	239,000	133,219
3.800%, 04/01/28	168,000	166,341
3.800%, 09/15/47	226,000	168,451
6.350%, 11/30/37	102,000	109,810
Vistra Operations Co. LLC
6.000%, 04/15/34 (144A)	922,000	947,786
Security Description	Principal Amount*	Value

Electric—(Continued)
VoltaGrid LLC
7.375%, 11/01/30 (144A) †	221,000	$228,251
WEC Energy Group, Inc.
5.625%, 5Y H15 + 1.905%, 05/15/56 (a)	124,000	121,499
Wisconsin Electric Power Co.
5.650%, 03/15/56	68,000	66,637
Xcel Energy, Inc.
4.600%, 06/01/32	100,000	98,232
XPLR Infrastructure Operating Partners LP
8.375%, 01/15/31 (144A) (i)	100,000	105,270
		63,295,590
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.000%, 12/21/28	209,000	197,826
Electronics — 0.1%
Amphenol Corp.
3.800%, 11/15/27 (i)	341,000	338,951
4.625%, 02/15/36	100,000	96,703
5.250%, 04/05/34	160,000	163,489
Flex Ltd.
6.000%, 01/15/28	100,000	102,043
Honeywell International, Inc.
4.500%, 01/15/34	297,000	292,186
Imola Merger Corp.
4.750%, 05/15/29 (144A)	100,000	97,193
Jabil, Inc.
4.250%, 05/15/27	274,000	273,296
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A) (i)	100,000	92,752
		1,456,613
Energy-Alternate Sources — 0.1%
Continuum Energy Pte. Ltd.
12.850%, 7.850% PIK, 05/11/27 † (f) (g) (h)	1,534,944	1,529,265
Greenko Wind Projects Mauritius Ltd.
7.250%, 09/27/28	197,000	195,542
SCC Power PLC
4.000%, 4.000% PIK, 05/17/32 (144A) (h)	174,358	41,846
		1,766,653
Engineering & Construction — 0.0%
IHS Holding Ltd.
8.250%, 11/29/31	200,000	205,110
TAV Havalimanlari Holding AS
8.500%, 12/07/28	700,000	713,183
Weekley Homes LLC/Weekley Finance Corp.
4.875%, 09/15/28 (144A)	177,000	171,394
		1,089,687
Entertainment — 0.9%
Bracelet Holdings, Inc.
9.250%, 07/02/28 (144A)	795,000	772,438
Discovery Global Holdings, Inc.
3.755%, 03/15/27	15,421,000	15,231,939
BHFTII-22

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Entertainment—(Continued)
HR Ottawa LP
11.000%, 03/31/31 (144A)	3,677,700	$3,617,755
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	232,000	224,998
Pioneer MidCo. LLC
11.625%, 11/18/30 † (f) (g) (h)	1,452,844	1,451,101
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.625%, 04/16/29 (144A)	200,000	171,885
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.625%, 01/15/32 (144A)	52,000	52,084
Voyager Parent LLC
9.250%, 07/01/32 (144A)	100,000	103,821
		21,626,021
Environmental Control — 0.0%
Republic Services, Inc.
4.875%, 04/01/29	100,000	101,497
5.000%, 11/15/29	124,000	126,679
5.000%, 04/01/34	234,000	236,384
Reworld Holding Corp.
4.875%, 12/01/29 (144A)	101,000	94,683
Waste Connections, Inc.
5.000%, 03/01/34	100,000	100,649
Waste Management, Inc.
1.500%, 03/15/31	100,000	86,889
2.000%, 06/01/29	331,000	308,899
4.625%, 02/15/30	128,000	129,156
4.800%, 03/15/32	102,000	103,697
		1,288,533
Food — 0.2%
Campbell's Co.
4.550%, 03/21/31 (i)	100,000	96,948
4.800%, 03/15/48 (i)	100,000	78,989
Chobani LLC/Chobani Finance Corp., Inc.
7.625%, 07/01/29 (144A)	100,000	102,186
Conagra Brands, Inc.
4.850%, 11/01/28	157,000	157,156
5.400%, 11/01/48	100,000	84,983
Flowers Foods, Inc.
6.200%, 03/15/55	100,000	81,116
General Mills, Inc.
4.875%, 01/30/30	100,000	100,664
5.250%, 01/30/35 (i)	100,000	98,848
J.M. Smucker Co.
2.125%, 03/15/32	126,000	108,166
3.375%, 12/15/27	323,000	317,492
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, 02/15/29 (144A)	100,000	104,105
Kraft Heinz Foods Co.
3.875%, 05/15/27	262,000	260,229
4.375%, 06/01/46	66,000	51,601
5.200%, 07/15/45	238,000	207,726
Security Description	Principal Amount*	Value

Food—(Continued)
Kraft Heinz Foods Co.
5.500%, 06/01/50	100,000	$89,366
Kroger Co.
5.400%, 07/15/40	319,000	311,483
McCormick & Co., Inc.
4.150%, 02/15/29	165,000	163,399
Mondelez International, Inc.
2.750%, 04/13/30	187,000	174,218
4.125%, 05/07/28	100,000	99,484
Pilgrim's Pride Corp.
6.875%, 05/15/34	111,000	119,831
Post Holdings, Inc.
6.375%, 03/01/33 (144A)	100,000	98,514
Sysco Corp.
4.500%, 04/01/46	100,000	80,848
5.950%, 04/01/30	100,000	103,861
6.000%, 01/17/34	102,000	106,489
6.600%, 04/01/50	100,000	103,329
Tyson Foods, Inc.
3.550%, 06/02/27	752,000	744,974
5.700%, 03/15/34	100,000	103,521
		4,149,526
Forest Products & Paper — 0.0%
International Paper Co.
7.300%, 11/15/39	129,000	143,570
Gas — 0.1%
Aethon III BR LLC
9.850%, SOFR + 6.150%, 01/10/27 (144A) † (a) (f) (g)	451,536	451,536
Atmos Energy Corp.
4.150%, 01/15/43	100,000	83,919
5.750%, 10/15/52	100,000	99,358
New Generation Gas Gathering LLC
8.700%, SOFR + 5.250%, 09/30/29 † (a) (f) (g)	1,425,541	1,434,522
NiSource, Inc.
4.800%, 02/15/44	108,000	94,569
5.750%, 5Y H15 + 2.035%, 07/15/56 (a)	225,000	221,577
6.375%, 5Y H15 + 2.527%, 03/31/55 (a)	100,000	102,185
6.950%, 5Y H15 + 2.451%, 11/30/54 (a)	366,000	376,357
Southern California Gas Co.
4.125%, 06/01/48	130,000	100,424
Southern Co. Gas Capital Corp.
4.400%, 06/01/43	118,000	98,907
Spire, Inc.
6.450%, 5Y H15 + 2.327%, 06/01/56 (a)	99,000	98,742
Venture Global Plaquemines LNG LLC
6.500%, 06/15/34 (144A)	100,000	104,095
		3,266,191
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.250%, 11/15/28	100,000	99,840
BHFTII-23

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Products — 0.1%
Abbott Laboratories
4.000%, 03/15/31	431,000	$424,172
4.300%, 03/15/33	315,000	308,277
4.750%, 03/15/38	235,000	227,881
5.500%, 03/15/56	100,000	98,053
5.600%, 03/15/66	100,000	97,475
6.000%, 04/01/39	100,000	107,882
Augusta SpinCo Corp.
5.245%, 03/23/36	36,000	36,009
Baxter International, Inc.
1.730%, 04/01/31	100,000	83,665
2.539%, 02/01/32	117,000	98,615
3.500%, 08/15/46	100,000	65,674
Boston Scientific Corp.
2.650%, 06/01/30	149,000	138,827
Dentsply Sirona, Inc.
8.375%, 5Y H15 + 4.379%, 09/12/55 (a) (i)	100,000	97,653
DH Europe Finance II SARL
3.250%, 11/15/39	112,000	89,917
GE HealthCare Technologies, Inc.
4.800%, 01/15/31	100,000	100,616
5.500%, 06/15/35	100,000	102,044
5.857%, 03/15/30	103,000	107,485
Hologic, Inc.
3.250%, 02/15/29 (144A)	100,000	99,826
Medtronic Global Holdings SCA
4.250%, 03/30/28	100,000	100,200
Medtronic, Inc.
4.375%, 03/15/35	122,000	117,916
Solventum Corp.
5.400%, 03/01/29	100,000	102,298
5.450%, 03/13/31	100,000	102,597
5.600%, 03/23/34	100,000	102,231
Stryker Corp.
4.625%, 09/11/34	100,000	97,616
4.625%, 03/15/46	100,000	86,616
Teleflex, Inc.
4.625%, 11/15/27	100,000	99,122
Thermo Fisher Scientific, Inc.
4.550%, 06/15/33	290,000	286,531
4.902%, 02/12/36 (i)	66,000	65,531
5.546%, 02/12/46	143,000	141,221
Zimmer Biomet Holdings, Inc.
5.050%, 02/19/30	150,000	152,377
		3,738,327
Healthcare-Services — 0.4%
Centene Corp.
2.500%, 03/01/31	487,000	408,668
4.250%, 12/15/27	271,000	266,207
CHS/Community Health Systems, Inc.
10.875%, 01/15/32 (144A)	40,000	42,914
Cigna Group
3.400%, 03/15/50	358,000	244,891
4.800%, 07/15/46	191,000	164,833
5.125%, 05/15/31	179,000	182,686
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Cigna Group
5.250%, 01/15/36	124,000	$124,160
5.400%, 03/15/33	100,000	102,806
Elevance Health, Inc.
2.250%, 05/15/30	100,000	91,111
2.550%, 03/15/31	118,000	106,483
4.375%, 12/01/47	72,000	57,915
4.650%, 01/15/43	100,000	86,547
5.375%, 06/15/34	110,000	111,442
5.650%, 06/15/54	276,000	260,008
5.850%, 01/15/36	122,000	126,163
5.950%, 12/15/34	136,000	142,178
HCA, Inc.
2.375%, 07/15/31	28,000	24,745
4.300%, 11/15/30	181,000	178,010
4.600%, 11/15/32	659,000	640,998
5.250%, 03/01/30	100,000	102,048
5.450%, 04/01/31	2,227,000	2,282,670
5.450%, 09/15/34	824,000	831,712
5.500%, 06/15/47	219,000	200,681
5.750%, 03/01/35	75,000	77,111
5.875%, 02/01/29	37,000	38,080
6.000%, 04/01/54	439,000	423,724
6.100%, 04/01/64	304,000	293,477
6.200%, 03/01/55	812,000	804,322
Laboratory Corp. of America Holdings
4.350%, 04/01/30	187,000	185,350
Molina Healthcare, Inc.
4.375%, 06/15/28 (144A)	100,000	96,696
Quest Diagnostics, Inc.
2.950%, 06/30/30	160,000	149,898
Select Medical Corp.
6.250%, 12/01/32 (144A) (i)	121,000	115,325
Tenet Healthcare Corp.
4.625%, 06/15/28	100,000	99,105
		9,062,964
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	77,000	72,743
4.625%, 04/01/30 (144A)	190,000	176,345
6.875%, 08/01/33 (144A)	96,000	92,615
Beazer Homes USA, Inc.
7.250%, 10/15/29	772,000	771,228
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A)	100,000	91,813
5.000%, 06/15/29 (144A)	135,000	128,087
Century Communities, Inc.
3.875%, 08/15/29 (144A)	100,000	93,845
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	287,000	283,919
Homes by WestBay, LLC
11.000%, 02/06/30 † (f) (g)	3,134,000	3,094,825
LGI Homes, Inc.
7.000%, 11/15/32 (144A) (i)	253,000	234,589
BHFTII-24

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Home Builders—(Continued)
LGI Homes, Inc.
8.750%, 12/15/28 (144A) (i)	232,000	$237,367
Mattamy Group Corp.
4.625%, 03/01/30 (144A) (i)	337,000	320,403
PulteGroup, Inc.
4.250%, 03/01/31	195,000	190,574
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	178,000	183,898
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	100,000	98,856
		6,071,107
Home Furnishings — 0.0%
Leggett & Platt, Inc.
4.400%, 03/15/29	111,000	108,367
Somnigroup International, Inc.
4.000%, 04/15/29 (144A)	100,000	96,165
		204,532
Housewares — 0.0%
Newell Brands, Inc.
6.625%, 05/15/32 (i)	100,000	95,698
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
4.250%, 02/15/29 (144A)	100,000	94,384
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.375%, 10/01/32 (144A)	100,000	99,045
Allstate Corp.
4.200%, 12/15/46	105,000	83,267
Ambac Assurance Corp.
5.100% (144A) (k)	162,922	214,242
American International Group, Inc.
4.500%, 07/16/44	100,000	85,496
4.850%, 05/07/30	100,000	101,005
5.450%, 05/07/35	100,000	101,998
American National Group, Inc.
6.000%, 07/15/35	100,000	97,489
Aon Corp./Aon Global Holdings PLC
2.850%, 05/28/27	371,000	364,623
3.900%, 02/28/52	100,000	72,920
5.000%, 09/12/32	16,000	16,094
Aon Global Ltd.
4.600%, 06/14/44	72,000	61,008
Aon North America, Inc.
5.300%, 03/01/31	127,000	129,580
5.450%, 03/01/34 (i)	100,000	102,123
Arch Capital Group Ltd.
7.350%, 05/01/34	100,000	113,222
Arthur J Gallagher & Co.
5.000%, 02/15/32	212,000	212,505
5.450%, 07/15/34	107,000	108,688
6.750%, 02/15/54	103,000	111,223
Athene Holding Ltd.
6.625%, 05/19/55	100,000	96,334
6.625%, 5Y H15 + 2.607%, 10/15/54 (a)	310,000	286,324
Security Description	Principal Amount*	Value

Insurance—(Continued)
AXIS Specialty Finance LLC
4.900%, 5Y H15 + 3.186%, 01/15/40 (a)	188,000	$180,332
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	200,000	125,543
4.200%, 08/15/48	142,000	115,740
5.750%, 01/15/40	100,000	106,623
Brown & Brown, Inc.
2.375%, 03/15/31	100,000	87,991
4.200%, 03/17/32	108,000	101,943
5.650%, 06/11/34	115,000	115,977
Chubb INA Holdings LLC
4.150%, 03/13/43	114,000	95,926
6.000%, 05/11/37	170,000	181,375
Corebridge Financial, Inc.
6.050%, 09/15/33	104,000	108,716
6.375%, 5Y H15 + 2.646%, 09/15/54 (a)	139,000	136,614
6.875%, 5Y H15 + 3.846%, 12/15/52 (a)	100,000	100,757
Equitable Holdings, Inc.
5.594%, 01/11/33	148,000	150,958
Everest Reinsurance Holdings, Inc.
3.500%, 10/15/50	100,000	66,341
F&G Annuities & Life, Inc.
6.250%, 10/04/34	62,000	58,845
7.400%, 01/13/28	209,000	212,722
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31	151,000	140,596
4.850%, 04/17/28	100,000	100,376
5.625%, 08/16/32	100,000	102,587
Hartford Insurance Group, Inc.
2.800%, 08/19/29	149,000	141,091
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	200,000	201,684
Lincoln National Corp.
3.050%, 01/15/30	100,000	94,090
5.852%, 03/15/34	101,000	102,785
Loews Corp.
4.940%, 04/01/36	29,000	28,380
Manulife Financial Corp.
4.986%, 12/11/35	100,000	97,694
Markel Group, Inc.
3.350%, 09/17/29	199,000	190,652
3.500%, 11/01/27	234,000	230,246
Marsh & McLennan Cos., Inc.
4.900%, 03/15/49	126,000	111,172
4.950%, 03/15/36	97,000	96,083
5.150%, 03/15/34	156,000	157,853
5.350%, 11/15/44	100,000	94,676
5.400%, 09/15/33	58,000	59,812
5.700%, 09/15/53	37,000	36,248
Principal Financial Group, Inc.
4.625%, 09/15/42	145,000	126,165
Progressive Corp.
3.700%, 01/26/45	258,000	196,425
Prudential Financial, Inc.
3.905%, 12/07/47	571,000	430,195
BHFTII-25

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
Prudential Financial, Inc.
4.500%, 09/15/47	100,000	$97,541
6.625%, 12/01/37	100,000	110,212
Travelers Cos., Inc.
5.050%, 07/24/35 (i)	100,000	100,160
5.350%, 11/01/40	174,000	172,167
5.450%, 05/25/53	29,000	27,736
Unum Group
5.250%, 12/15/35	100,000	97,805
Willis North America, Inc.
4.650%, 06/15/27 (i)	293,000	293,483
5.350%, 05/15/33	110,000	111,151
		8,247,038
Internet — 1.4%
Alphabet, Inc.
3.700%, 02/15/29	587,000	581,955
4.000%, 05/15/30	208,000	206,449
4.100%, 11/15/30 (i)	2,840,000	2,820,641
4.100%, 02/15/31 (i)	47,000	46,673
4.400%, 02/15/33	331,000	326,877
4.800%, 02/15/36	314,000	312,655
5.300%, 05/15/65	100,000	92,563
5.450%, 11/15/55	250,000	242,050
5.500%, 02/15/46	153,000	151,771
5.650%, 02/15/56 (i)	1,650,000	1,644,693
5.700%, 11/15/75	3,214,000	3,114,902
5.750%, 02/15/66	100,000	99,034
Amazon.com, Inc.
3.900%, 11/20/28	12,000	11,949
3.950%, 04/13/52 (i)	2,194,000	1,682,237
4.250%, 03/13/31	515,000	511,204
4.875%, 03/13/36	184,000	182,323
5.650%, 03/13/46	67,000	66,768
5.800%, 03/13/56	325,000	324,739
5.950%, 03/13/66	3,895,000	3,907,768
6.050%, 03/13/76	256,000	254,500
AppLovin Corp.
5.125%, 12/01/29	1,407,000	1,415,164
5.375%, 12/01/31	4,358,000	4,400,760
5.950%, 12/01/54	678,000	615,853
Arches Buyer, Inc.
4.250%, 06/01/28 (144A)	100,000	96,279
Beignet Investor LLC
6.581%, 05/30/49 (144A)	7,167,000	7,368,795
eBay, Inc.
3.600%, 06/05/27	265,000	262,639
5.125%, 11/06/35	100,000	98,624
Expedia Group, Inc.
3.250%, 02/15/30	135,000	127,567
ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.500%, 05/30/29 (144A)	100,000	94,136
Match Group Holdings II LLC
4.625%, 06/01/28 (144A)	100,000	97,763
Meta Platforms, Inc.
4.600%, 11/15/32	517,000	511,928
Security Description	Principal Amount*	Value

Internet—(Continued)
Meta Platforms, Inc.
4.650%, 08/15/62	726,000	$562,057
4.750%, 08/15/34	155,000	153,313
5.400%, 08/15/54	100,000	90,576
5.500%, 11/15/45	199,000	188,317
5.625%, 11/15/55	471,000	441,511
Rakuten Group, Inc.
9.750%, 04/15/29 (144A) (i)	200,000	213,119
Snap, Inc.
6.875%, 03/01/33 (144A)	100,000	94,427
Uber Technologies, Inc.
4.300%, 01/15/30	100,000	99,157
4.800%, 09/15/35	100,000	97,035
Wayfair LLC
7.750%, 09/15/30 (144A)	100,000	104,114
		33,714,885
Investment Companies — 0.3%
ARES Capital Corp.
5.250%, 04/12/31	100,000	96,669
5.500%, 09/01/30	100,000	98,217
5.875%, 03/01/29	100,000	100,709
5.950%, 07/15/29	179,000	179,883
ARES Strategic Income Fund
5.150%, 01/15/31 (144A) (i)	225,000	212,506
5.450%, 09/09/28 (144A)	100,000	98,959
6.200%, 03/21/32	39,000	38,224
Blackstone Private Credit Fund
5.350%, 03/12/31	218,000	207,060
6.000%, 01/29/32	100,000	96,978
6.000%, 11/22/34	100,000	93,485
Blackstone Reg Finance Co. LLC
4.950%, 02/15/36	100,000	96,511
Blackstone Secured Lending Fund
5.300%, 06/30/30	247,000	239,025
Blue Owl Capital Corp.
2.875%, 06/11/28	100,000	92,959
6.200%, 07/15/30 (i)	148,000	145,861
Blue Owl Credit Income Corp.
5.800%, 03/15/30 (i)	241,000	232,381
6.600%, 09/15/29	118,000	117,552
7.750%, 01/15/29	13,000	13,303
Brookfield Finance, Inc.
5.675%, 01/15/35	100,000	100,861
5.813%, 03/03/55	100,000	94,730
6.350%, 01/05/34	176,000	186,598
Flourishing Trade & Investment Ltd.
11.035%, 04/02/28 (f) (g) (h)	2,382,595	2,445,257
Prime Investments LP
11.000%, 5.500% PIK, 05/01/30 (f) (g) (h)	721,590	748,650
Resurgent Trade & Investment Ltd.
9.520%, 12/01/27 (f) (g)	1,909,000	1,901,937
		7,638,315
BHFTII-26

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.
7.375%, 05/01/33 (144A) (i)	100,000	$97,827
Nucor Corp.
3.950%, 05/01/28	100,000	99,341
4.650%, 06/01/30	100,000	100,930
Samarco Mineracao SA
9.500%, 5.500% PIK, 06/30/31 (h)	897,723	883,276
Steel Dynamics, Inc.
5.250%, 05/15/35	100,000	100,043
Vale Overseas Ltd.
6.400%, 06/28/54 (i)	61,000	61,775
		1,343,192
Leisure Time — 0.0%
NCL Corp. Ltd.
6.750%, 02/01/32 (144A)	100,000	99,241
Lodging — 0.0%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (i)	97,000	88,270
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/31 (144A)	100,000	90,235
Marriott International, Inc.
4.500%, 05/01/33	52,000	50,243
5.100%, 05/01/38	152,000	144,505
5.300%, 05/15/34	182,000	183,692
Marriott Ownership Resorts, Inc.
6.500%, 10/01/33 (144A)	100,000	95,084
Melco Resorts Finance Ltd.
5.375%, 12/04/29	200,000	192,086
Sonder Holdings, Inc.
Zero Coupon, 12/10/27 † (f) (g) (j)	1,807,372	0
Wynn Macau Ltd.
6.750%, 02/15/34 (144A)	200,000	195,185
		1,039,300
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
4.375%, 08/16/29	140,000	140,464
4.400%, 03/03/28	100,000	100,493
4.850%, 02/27/29	229,000	233,024
5.000%, 05/14/27	100,000	100,970
Caterpillar, Inc.
1.900%, 03/12/31	188,000	167,327
3.803%, 08/15/42	46,000	37,948
6.050%, 08/15/36	100,000	109,267
		889,493
Machinery-Diversified — 0.1%
Columbus McKinnon Corp.
7.125%, 02/01/33 (144A)	9,000	8,996
Deere Funding Canada Corp.
4.150%, 10/09/30	268,000	264,551
Ingersoll Rand, Inc.
5.197%, 06/15/27	100,000	100,866
Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
John Deere Capital Corp.
1.500%, 03/06/28	100,000	$95,278
2.800%, 09/08/27	225,000	221,107
3.450%, 03/07/29	117,000	114,739
3.900%, 03/09/29	150,000	149,036
4.200%, 03/10/31	100,000	99,051
4.500%, 01/16/29	146,000	147,392
4.850%, 10/11/29	144,000	147,735
4.900%, 03/07/31	100,000	102,083
5.100%, 04/11/34	164,000	166,975
Otis Worldwide Corp.
2.565%, 02/15/30	203,000	188,454
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28	100,000	100,293
		1,906,556
Media — 0.6%
AMC Networks, Inc.
4.250%, 02/15/29	405,000	341,205
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, 08/15/30 (144A)	100,000	93,448
5.125%, 05/01/27 (144A)	62,000	61,930
7.000%, 02/01/33 (144A)	29,000	29,080
7.375%, 02/01/36 (144A)	100,000	99,585
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900%, 06/01/52	1,074,000	683,697
4.400%, 12/01/61	154,000	98,910
5.375%, 04/01/38	326,000	292,178
5.500%, 04/01/63	100,000	77,232
5.750%, 04/01/48	617,000	514,578
6.484%, 10/23/45	215,000	198,222
Comcast Corp.
1.500%, 02/15/31 (i)	38,000	32,932
2.650%, 08/15/62	337,000	166,522
2.887%, 11/01/51	27,000	15,608
2.937%, 11/01/56	184,000	101,929
3.550%, 05/01/28	100,000	98,558
3.900%, 03/01/38	189,000	162,314
4.049%, 11/01/52	653,000	467,820
4.150%, 10/15/28	268,000	266,899
4.650%, 02/15/33 (i)	214,000	211,875
4.650%, 07/15/42	355,000	306,529
4.950%, 10/15/58	135,000	110,312
5.650%, 06/15/35	223,000	230,546
6.050%, 05/15/55	34,000	33,642
CSC Holdings LLC
5.500%, 04/15/27 (144A)	400,000	346,958
11.250%, 05/15/28 (144A)	200,000	163,429
11.750%, 01/31/29 (144A)	247,000	178,617
Directv Financing LLC
8.875%, 02/01/30 (144A)	58,000	57,871
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	100,000	102,083
Discovery Communications LLC
3.950%, 03/20/28	5,437,000	5,326,629
BHFTII-27

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Discovery Communications LLC
5.000%, 09/20/37	100,000	$72,298
Fox Corp.
5.476%, 01/25/39	100,000	96,731
6.500%, 10/13/33 (i)	100,000	107,320
NBCUniversal Media LLC
5.950%, 04/01/41	171,000	171,244
Paramount Global
2.900%, 01/15/27	1,061,000	1,042,993
3.375%, 02/15/28	117,000	113,381
3.700%, 10/04/26	570,000	561,641
4.850%, 07/01/42	100,000	63,860
5.850%, 09/01/43	33,000	22,911
6.250%, 02/28/57 (a)	100,000	67,000
Sirius XM Radio LLC
5.000%, 08/01/27 (144A)	250,000	249,651
TCI Communications, Inc.
7.125%, 02/15/28	238,000	249,733
Time Warner Cable Enterprises LLC
8.375%, 07/15/33	227,000	257,027
Time Warner Cable LLC
5.500%, 09/01/41	303,000	261,141
6.750%, 06/15/39	100,000	99,227
Univision Communications, Inc.
9.375%, 08/01/32 (144A)	100,000	103,061
Versant Media Group, Inc.
7.250%, 01/30/31 (144A)	23,000	23,538
Virgin Media Secured Finance PLC
5.500%, 05/15/29 (144A) (i)	200,000	191,816
VZ Secured Financing BV
5.000%, 01/15/32 (144A)	200,000	171,439
Walt Disney Co.
7.750%, 12/01/45	423,000	523,615
		15,320,765
Mining — 0.1%
Barrick PD Australia Finance Pty. Ltd.
5.950%, 10/15/39	100,000	102,559
Corp. Nacional del Cobre de Chile
5.529%, 01/30/37 (144A)	200,000	196,314
6.440%, 01/26/36 (i)	200,000	210,766
Fortescue Treasury Pty. Ltd.
6.125%, 04/15/32 (144A)	100,000	102,183
Freeport-McMoRan, Inc.
4.250%, 03/01/30	158,000	154,768
Glencore Funding LLC
2.500%, 09/01/30 (144A)	38,000	34,555
2.625%, 09/23/31 (144A)	118,000	105,157
Navoi Mining & Metallurgical Combinat
6.750%, 05/14/30	200,000	205,479
Newmont Corp./Newcrest Finance Pty. Ltd.
5.350%, 03/15/34	100,000	102,842
Novelis Corp.
4.750%, 01/30/30 (144A)	100,000	94,608
Rio Tinto Alcan, Inc.
5.750%, 06/01/35	100,000	104,446
Security Description	Principal Amount*	Value

Mining—(Continued)
Rio Tinto Finance USA Ltd.
5.200%, 11/02/40	138,000	$134,311
Rio Tinto Finance USA PLC
5.000%, 03/09/33	223,000	226,539
5.125%, 03/09/53	100,000	91,321
Stillwater Mining Co.
4.500%, 11/16/29	337,000	316,568
		2,182,416
Miscellaneous Manufacturing — 0.0%
3M Co.
3.625%, 09/14/28	104,000	102,470
3.875%, 06/15/44	103,000	80,304
5.700%, 03/15/37	100,000	103,798
Eaton Corp.
3.850%, 03/06/28	255,000	253,129
3.950%, 03/06/29	485,000	480,157
Parker-Hannifin Corp.
4.250%, 09/15/27	113,000	113,046
4.500%, 09/15/29 (i)	197,000	198,140
		1,331,044
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34	100,000	98,272
Xerox Corp.
10.250%, 10/15/30 (144A) (i)	457,000	342,750
		441,022
Oil & Gas — 4.2%
Antero Resources Corp.
5.375%, 03/01/30 (144A)	6,454,000	6,486,883
APA Corp.
5.350%, 07/01/49	100,000	84,265
BP Capital Markets America, Inc.
2.939%, 06/04/51	100,000	63,047
3.060%, 06/17/41	179,000	134,529
3.379%, 02/08/61	100,000	64,184
4.699%, 04/10/29	104,000	105,227
4.868%, 11/25/29	100,000	101,805
4.893%, 09/11/33	367,000	368,871
4.970%, 10/17/29	134,000	136,793
5.017%, 11/17/27	100,000	101,313
California Resources Corp.
7.000%, 01/15/34 (144A)	192,000	193,567
Canadian Natural Resources Ltd.
3.850%, 06/01/27	529,000	526,000
6.500%, 02/15/37	100,000	106,718
Cenovus Energy, Inc.
5.400%, 03/20/36	104,000	103,463
Chevron USA, Inc.
4.687%, 04/15/30	239,000	242,715
4.980%, 04/15/35	100,000	101,280
CNX Resources Corp.
7.250%, 03/01/32 (144A)	978,000	1,007,786
BHFTII-28

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
ConocoPhillips
4.875%, 10/01/47	257,000	$225,880
5.900%, 05/15/38	100,000	105,583
ConocoPhillips Co.
3.800%, 03/15/52	100,000	73,055
4.700%, 01/15/30	100,000	100,887
5.050%, 09/15/33	40,000	40,623
5.650%, 01/15/65	100,000	95,089
6.950%, 04/15/29	162,000	173,956
Continental Resources, Inc.
4.900%, 06/01/44	100,000	78,899
Coterra Energy, Inc.
3.900%, 05/15/27	466,000	462,660
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	56,000	55,986
CVR Energy, Inc.
7.500%, 02/15/31 (144A)	53,000	53,396
Devon Energy Corp.
5.000%, 06/15/45	100,000	87,792
5.250%, 10/15/27	515,000	515,198
7.950%, 04/15/32	135,000	155,220
Diamondback Energy, Inc.
3.125%, 03/24/31 (i)	4,928,000	4,568,870
3.250%, 12/01/26	6,912,000	6,867,272
3.500%, 12/01/29	7,780,000	7,506,982
4.250%, 03/15/52	1,145,000	886,153
5.150%, 01/30/30 (i)	230,000	234,682
5.400%, 04/18/34	130,000	131,976
6.250%, 03/15/53	160,000	161,821
Ecopetrol SA
7.750%, 02/01/32	724,000	731,142
8.875%, 01/13/33	16,000	16,840
Energean Israel Finance Ltd.
8.500%, 09/30/33 (144A)	67,321	69,094
Energean PLC
5.625%, 05/12/31 (144A) (EUR)	111,000	124,825
EOG Resources, Inc.
4.400%, 07/15/28	143,000	143,438
4.950%, 04/15/50	100,000	88,432
5.350%, 01/15/36	104,000	105,542
EQT Corp.
3.125%, 05/15/26 (144A)	2,443,000	2,438,085
3.625%, 05/15/31 (144A)	5,809,000	5,417,092
3.900%, 10/01/27 (i)	2,294,000	2,266,039
4.500%, 01/15/29	2,338,000	2,332,532
4.750%, 01/15/31	12,647,000	12,580,407
5.000%, 01/15/29 (i)	2,107,000	2,119,533
5.500%, 07/15/28	196,000	198,511
5.700%, 04/01/28	2,928,000	2,995,657
5.750%, 02/01/34	169,000	174,228
7.000%, 02/01/30 (i)	4,676,000	5,002,739
7.500%, 06/01/30	7,322,000	7,973,502
Expand Energy Corp.
4.750%, 02/01/32 (i)	3,454,000	3,365,468
5.375%, 02/01/29	334,000	333,704
5.700%, 01/15/35	6,362,000	6,461,569
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Expand Energy Corp.
5.875%, 02/01/29 (144A)	531,000	$531,352
6.750%, 04/15/29 (144A)	2,016,000	2,017,417
Exxon Mobil Corp.
3.452%, 04/15/51	100,000	71,228
4.114%, 03/01/46 (i)	255,000	210,193
4.327%, 03/19/50	156,000	129,714
Gran Tierra Energy, Inc.
9.750%, 04/15/31 (144A)	366,000	322,537
Granite Ridge Resources, Inc.
8.875%, 11/05/29 (144A)	1,132,000	1,105,749
Hess Corp.
6.000%, 01/15/40	287,000	303,512
7.300%, 08/15/31	498,000	562,783
HF Sinclair Corp.
5.500%, 09/01/32	100,000	100,228
Infinity Natural Resources LLC
7.625%, 04/01/31 (144A)	77,000	77,407
KazMunayGas National Co. JSC
6.375%, 10/24/48	253,000	251,101
Marathon Petroleum Corp.
6.500%, 03/01/41	100,000	106,441
Medco Cypress Tree Pte. Ltd.
8.625%, 05/19/30 (144A)	250,000	256,777
NAK Naftogaz Ukraine via Kondor Finance PLC
7.125%, 07/19/26 (EUR) (h)	179,448	168,230
7.625%, 11/08/28 (144A) (h)	442,505	333,573
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A) (i)	111,000	114,846
8.750%, 06/15/31 (144A)	100,000	103,984
Occidental Petroleum Corp.
6.200%, 03/15/40	148,000	151,157
6.450%, 09/15/36 (i)	100,000	106,850
7.500%, 05/01/31	181,000	201,456
8.875%, 07/15/30	136,000	154,806
Ovintiv, Inc.
7.375%, 11/01/31	148,000	163,719
Permian Resources Operating LLC
8.000%, 04/15/27 (144A)	358,000	358,305
Petroleos de Venezuela SA
6.000%, 11/15/26 (j)	133,000	45,433
Petroleos Mexicanos
4.750%, 02/26/29 (EUR)	120,000	137,763
5.950%, 01/28/31	193,000	184,522
6.700%, 02/16/32	41,000	40,126
Phillips 66 Co.
4.900%, 10/01/46	100,000	86,606
5.500%, 03/15/55	100,000	91,665
5.875%, 05/01/42	100,000	100,172
5.875%, 5Y H15 + 2.283%, 03/15/56 (a)	296,000	291,488
6.200%, 5Y H15 + 2.166%, 03/15/56 (a)	100,000	99,551
Raizen Fuels Finance SA
6.250%, 07/08/32 (144A)	312,000	172,380
6.450%, 03/05/34	206,000	113,300
Repsol E&P Capital Markets U.S. LLC
4.805%, 09/16/28 (144A)	210,000	210,875
BHFTII-29

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
SM Energy Co.
5.000%, 10/15/26 (144A)	512,000	$511,165
7.000%, 08/01/32 (144A)	100,000	102,109
8.625%, 11/01/30 (144A)	56,000	59,085
Suncor Energy, Inc.
5.950%, 12/01/34	100,000	104,769
6.850%, 06/01/39	100,000	109,526
Sunoco LP
4.625%, 05/01/30 (144A)	100,000	96,237
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (a)	195,000	199,100
TotalEnergies Capital SA
5.275%, 09/10/54	197,000	183,752
5.425%, 09/10/64	100,000	92,981
TotalEnergies Capital USA LLC
4.248%, 01/13/31	252,000	249,675
4.569%, 01/13/33	38,000	37,615
4.857%, 01/13/36	151,000	148,678
Transocean International Ltd.
8.250%, 05/15/29 (144A) (i)	109,000	112,625
Trident Energy Finance PLC
12.500%, 11/30/29	303,000	322,886
Valero Energy Corp.
5.150%, 03/10/36	50,000	49,289
7.500%, 04/15/32 (i)	174,000	196,923
Viper Energy Partners LLC
4.900%, 08/01/30 (i)	1,575,000	1,573,960
5.700%, 08/01/35 (i)	3,046,000	3,069,789
Vista Energy Argentina SAU
7.625%, 12/10/35 (144A)	97,000	98,164
		104,244,379
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.625%, 09/01/32 (144A)	100,000	101,965
Baker Hughes Holdings LLC
5.125%, 09/15/40	100,000	95,692
Halliburton Co.
4.750%, 08/01/43	200,000	174,818
6.700%, 09/15/38	100,000	109,648
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, 10/01/33 (144A) (i)	21,000	20,934
		503,057
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
5.625%, 05/26/33	186,000	190,557
Ardagh Group SA
12.000%, 6.500% PIK, 12/01/30 (144A) (h)	772,000	648,750
Clydesdale Acquisition Holdings, Inc.
8.750%, 04/15/30 (144A) (i)	129,000	120,366
Mauser Packaging Solutions Holding Co.
9.250%, 04/15/30 (144A) (i)	100,000	92,917
Sealed Air Corp./Sealed Air Corp. U.S.
6.125%, 02/01/28 (144A)	100,000	101,253
Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500%, 05/15/30 (144A) (i)	292,000	$257,874
Trivium Packaging Finance BV
12.250%, 01/15/31 (144A)	200,000	216,542
WestRock MWV LLC
7.950%, 02/15/31	255,000	288,968
		1,917,227
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.400%, 03/15/33	240,000	235,603
4.550%, 03/15/35	443,000	430,124
4.650%, 03/15/28	100,000	100,910
4.700%, 05/14/45	100,000	89,183
4.750%, 03/15/45	301,000	269,121
4.800%, 03/15/29	235,000	238,776
4.875%, 03/15/30	245,000	249,887
4.875%, 11/14/48	535,000	479,729
5.350%, 03/15/44	169,000	164,495
5.500%, 03/15/64	100,000	95,358
AstraZeneca Finance LLC
4.850%, 02/26/29	236,000	240,072
4.900%, 02/26/31	100,000	102,107
AstraZeneca PLC
1.375%, 08/06/30	100,000	88,245
4.000%, 01/17/29	52,000	51,878
6.450%, 09/15/37	142,000	158,696
Becton Dickinson & Co.
1.957%, 02/11/31 (i)	143,000	126,093
3.700%, 06/06/27	217,000	215,214
4.693%, 02/13/28	100,000	100,478
5.110%, 02/08/34	104,000	104,647
Bristol-Myers Squibb Co.
3.400%, 07/26/29	201,000	195,786
4.625%, 05/15/44	423,000	371,101
4.900%, 02/22/29	245,000	250,195
5.100%, 02/22/31	25,000	25,699
5.200%, 02/22/34	16,000	16,403
5.550%, 02/22/54 (i)	351,000	337,980
5.750%, 02/01/31	105,000	110,877
5.900%, 11/15/33	169,000	181,146
Cardinal Health, Inc.
3.410%, 06/15/27	103,000	101,781
4.500%, 11/15/44	123,000	103,085
5.000%, 11/15/29	112,000	113,684
Cencora, Inc.
4.600%, 02/13/33	91,000	89,475
4.850%, 12/15/29	296,000	300,037
CVS Health Corp.
4.780%, 03/25/38	100,000	92,154
5.000%, 01/30/29	165,000	167,146
5.300%, 06/01/33	280,000	282,215
5.300%, 12/05/43	304,000	276,514
5.450%, 09/15/35	167,000	167,649
5.550%, 06/01/31	232,000	239,359
BHFTII-30

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp.
5.875%, 06/01/53 (i)	106,000	$100,369
6.200%, 09/15/55	344,000	340,735
6.250%, 06/01/27	1,468,000	1,496,408
7.000%, 5Y H15 + 2.886%, 03/10/55 (a)	100,000	103,059
Eli Lilly & Co.
3.375%, 03/15/29	221,000	216,633
4.200%, 08/14/29	400,000	400,379
4.250%, 03/15/31	12,000	11,943
4.550%, 10/15/32	254,000	254,118
4.750%, 02/12/30	100,000	101,812
5.050%, 08/14/54	371,000	340,407
5.100%, 02/12/35	100,000	102,034
5.100%, 02/09/64	108,000	97,149
5.600%, 02/12/65	100,000	97,867
Johnson & Johnson
2.450%, 09/01/60	211,000	113,082
3.400%, 01/15/38	234,000	202,860
3.500%, 01/15/48	155,000	117,039
4.500%, 12/05/43	121,000	111,554
4.700%, 03/01/30	102,000	104,249
4.800%, 06/01/29	52,000	53,301
4.900%, 06/01/31	51,000	52,697
Merck & Co., Inc.
3.400%, 03/07/29	175,000	171,616
3.600%, 09/15/42	290,000	230,225
5.000%, 05/17/53	100,000	90,121
5.700%, 09/15/55	100,000	99,226
5.700%, 12/04/65	118,000	114,643
6.500%, 12/01/33	257,000	285,470
6.550%, 09/15/37	358,000	402,774
Novartis Capital Corp.
3.800%, 09/18/29	100,000	98,702
4.100%, 11/05/30	100,000	98,886
4.400%, 05/06/44	328,000	287,521
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 05/19/28	100,000	100,593
4.650%, 05/19/30	228,000	229,730
4.750%, 05/19/33	193,000	192,265
5.300%, 05/19/53	275,000	255,577
5.340%, 05/19/63	100,000	90,833
Pfizer, Inc.
3.450%, 03/15/29	152,000	149,419
4.000%, 03/15/49	100,000	78,032
4.200%, 11/15/30	100,000	99,305
4.300%, 06/15/43	151,000	128,870
4.500%, 11/15/32	117,000	116,040
5.600%, 09/15/40	289,000	296,064
5.700%, 11/15/65	100,000	96,550
7.200%, 03/15/39	100,000	116,896
Takeda U.S. Financing, Inc.
5.200%, 07/07/35 (i)	217,000	217,016
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/31	200,000	223,584
Wyeth LLC
6.000%, 02/15/36	222,000	237,337
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Zoetis, Inc.
3.000%, 09/12/27	107,000	$105,189
4.150%, 08/17/28	508,000	506,422
		16,499,503
Pipelines — 0.8%
Boardwalk Pipelines LP
5.375%, 02/15/36	100,000	98,391
Cameron LNG LLC
3.402%, 01/15/38 (144A)	1,153,000	1,003,945
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39	3,405,000	2,879,270
Cheniere Energy Partners LP
3.250%, 01/31/32	351,000	319,905
Cheniere Energy, Inc.
5.650%, 04/15/34	62,000	63,831
Eastern Energy Gas Holdings LLC
5.800%, 01/15/35	229,000	237,486
Enbridge Energy Partners LP
7.500%, 04/15/38	100,000	115,853
Enbridge, Inc.
3.700%, 07/15/27	101,000	100,039
4.200%, 11/20/28	100,000	99,298
5.500%, 12/01/46	204,000	194,577
5.625%, 04/05/34	100,000	103,149
5.700%, 03/08/33	100,000	103,589
6.700%, 11/15/53	120,000	130,228
Energy Transfer LP
4.550%, 01/15/31	110,000	109,001
5.000%, 05/15/44	100,000	87,053
5.150%, 03/15/45	191,000	166,249
5.250%, 07/01/29	324,000	331,086
5.300%, 04/01/44	100,000	89,602
5.400%, 10/01/47	100,000	88,860
5.600%, 09/01/34	226,000	230,331
6.050%, 09/01/54	397,000	378,004
6.550%, 12/01/33	100,000	107,966
7.125%, 5Y H15 + 2.829%, 10/01/54 (a) (i)	100,000	101,567
Enterprise Products Operating LLC
2.800%, 01/31/30	100,000	94,267
3.300%, 02/15/53	171,000	112,977
3.950%, 01/31/60	100,000	72,224
4.600%, 01/15/31 (i)	100,000	100,163
4.850%, 01/31/34	100,000	99,813
4.850%, 03/15/44	213,000	192,243
4.950%, 02/15/35	100,000	99,692
5.250%, 3M TSFR + 3.295%, 08/16/77 (a)	136,000	134,787
5.700%, 02/15/42	134,000	134,184
7.550%, 04/15/38	100,000	118,423
Genesis Energy LP/Genesis Energy Finance Corp.
8.875%, 04/15/30	100,000	104,421
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36	200,000	200,375
Kinder Morgan Energy Partners LP
5.800%, 03/15/35	100,000	103,700
6.500%, 09/01/39	113,000	120,565
BHFTII-31

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan Energy Partners LP
6.550%, 09/15/40	273,000	$292,159
7.300%, 08/15/33	100,000	112,889
7.400%, 03/15/31	136,000	152,239
Kinder Morgan, Inc.
3.250%, 08/01/50	111,000	72,092
4.800%, 02/01/33	100,000	99,189
5.300%, 12/01/34	169,000	170,302
MPLX LP
4.800%, 02/15/29	100,000	100,832
4.900%, 04/15/58	100,000	80,939
4.950%, 03/14/52	100,000	83,016
5.000%, 03/01/33	75,000	74,579
5.200%, 03/01/47	130,000	114,854
5.400%, 04/01/35	202,000	201,796
5.500%, 06/01/34	131,000	132,348
6.100%, 04/01/56	100,000	97,231
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	1,320,000	1,213,070
ONEOK Partners LP
6.650%, 10/01/36	100,000	107,704
ONEOK, Inc.
3.100%, 03/15/30	100,000	94,298
3.950%, 03/01/50	263,000	186,361
4.000%, 07/13/27	234,000	232,668
4.750%, 10/15/31	93,000	92,012
4.850%, 02/01/49	135,000	110,920
4.950%, 10/15/32	129,000	127,955
5.450%, 06/01/47	256,000	230,838
5.650%, 09/01/34	46,000	46,793
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30	117,000	112,738
4.700%, 06/15/44	100,000	84,493
6.650%, 01/15/37	138,000	148,739
Sabine Pass Liquefaction LLC
4.500%, 05/15/30	96,000	95,303
5.900%, 09/15/37	1,439,554	1,500,978
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875%, 02/01/31 (i)	842,000	840,670
5.500%, 03/01/30	1,015,000	1,024,272
TransCanada PipeLines Ltd.
4.250%, 05/15/28	214,000	213,037
4.625%, 03/01/34	100,000	96,776
5.850%, 03/15/36	100,000	104,066
6.100%, 06/01/40	146,000	151,325
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	130,000	111,365
Venture Global LNG, Inc.
7.000%, 01/15/30 (144A)	100,000	102,105
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (a)	254,000	252,996
Western Midstream Operating LP
5.450%, 04/01/44	129,000	114,757
6.150%, 04/01/33	181,000	188,906
Williams Cos., Inc.
2.600%, 03/15/31	199,000	180,141
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Cos., Inc.
3.500%, 10/15/51	189,000	$128,492
4.900%, 01/15/45	273,000	238,804
5.150%, 03/15/34	221,000	221,284
5.300%, 09/30/35	100,000	99,907
		19,065,352
Real Estate — 0.3%
Domain Greenbough Partner 2 LLC
14.570%, 01/23/32 (f) (g)	447,689	447,152
Five Point Operating Co. LP
8.000%, 10/01/30 (144A)	39,000	38,908
Lessen Holdings, Inc.
12.436%, SOFR + 8.500%, 01/05/28 † (a) (f) (g)	1,853,537	1,392,377
Resort Communities Loanco LP
13.000%, 11/21/28 (f) (g) (l)	4,678,982	4,605,990
		6,484,427
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32	22,000	18,406
2.950%, 03/15/34	100,000	84,530
3.375%, 08/15/31	146,000	134,653
4.500%, 07/30/29	137,000	136,205
5.500%, 10/01/35	248,000	246,843
American Homes 4 Rent LP
4.950%, 06/15/30	100,000	100,366
5.500%, 07/15/34	100,000	100,035
American Tower Corp.
5.450%, 02/15/34	1,660,000	1,687,494
AvalonBay Communities, Inc.
3.900%, 10/15/46	278,000	214,831
Boston Properties LP
2.900%, 03/15/30	100,000	92,668
5.750%, 01/15/35 (i)	100,000	99,451
6.500%, 01/15/34	100,000	104,688
Brixmor Operating Partnership LP
4.850%, 02/15/33	168,000	165,020
Camden Property Trust
3.150%, 07/01/29	208,000	199,486
Cousins Properties LP
4.875%, 03/01/33	125,000	120,346
Crown Castle, Inc.
2.100%, 04/01/31	341,000	297,105
3.100%, 11/15/29	100,000	94,376
3.650%, 09/01/27	100,000	98,803
4.900%, 09/01/29	134,000	134,744
5.800%, 03/01/34	100,000	102,426
CubeSmart LP
4.375%, 02/15/29	159,000	157,898
Equinix, Inc.
2.500%, 05/15/31	220,000	196,365
3.400%, 02/15/52	320,000	210,976
ERP Operating LP
3.500%, 03/01/28	110,000	108,346
4.650%, 09/15/34	29,000	28,263
BHFTII-32

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
ERP Operating LP
4.950%, 06/15/32	100,000	$100,666
Essex Portfolio LP
3.625%, 05/01/27	323,000	320,123
5.500%, 04/01/34	100,000	101,255
Extra Space Storage LP
5.500%, 07/01/30	433,000	444,170
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	279,000	263,817
5.250%, 02/15/33 (i)	474,000	464,633
Healthcare Realty Holdings LP
3.750%, 07/01/27	215,000	212,927
Healthpeak OP LLC
3.000%, 01/15/30	100,000	94,049
4.750%, 01/15/33	134,000	131,079
Highwoods Realty LP
5.350%, 01/15/33	100,000	97,640
Host Hotels & Resorts LP
5.500%, 04/15/35	100,000	99,214
Invitation Homes Operating Partnership LP
5.500%, 08/15/33	106,000	106,140
Iron Mountain, Inc.
4.875%, 09/15/27 (144A)	100,000	99,807
Mid-America Apartments LP
4.650%, 01/15/33	100,000	98,212
NNN REIT, Inc.
5.500%, 06/15/34	85,000	86,292
Omega Healthcare Investors, Inc.
3.375%, 02/01/31	112,000	103,513
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, 05/15/29 (144A)	340,000	326,365
Piedmont Operating Partnership LP
5.625%, 01/15/33	129,000	125,356
Prologis LP
1.750%, 02/01/31	253,000	222,294
2.875%, 11/15/29	100,000	94,822
4.375%, 02/01/29	130,000	130,071
5.000%, 01/31/35	100,000	99,647
5.125%, 01/15/34	197,000	199,154
Public Storage Operating Co.
1.850%, 05/01/28	166,000	158,146
Realty Income Corp.
2.100%, 03/15/28 (i)	324,000	310,456
3.400%, 01/15/30	100,000	95,896
3.650%, 01/15/28	225,000	222,355
4.500%, 02/01/33	100,000	97,487
Regency Centers LP
4.500%, 03/15/33	70,000	68,260
Service Properties Trust
Zero Coupon, 09/30/28 (144A) †	318,000	289,315
4.375%, 02/15/30 †	100,000	88,802
5.500%, 12/15/27 †	71,000	71,093
8.875%, 06/15/32 †	715,000	708,664
Simon Property Group LP
2.200%, 02/01/31	100,000	89,629
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Simon Property Group LP
2.250%, 01/15/32	124,000	$108,441
2.450%, 09/13/29	207,000	193,917
4.250%, 10/01/44	138,000	113,580
4.750%, 09/26/34	48,000	46,970
Store Capital LLC
2.750%, 11/18/30	53,000	47,676
5.400%, 04/30/30	1,793,000	1,801,257
Trust 2401
7.700%, 01/23/32 (144A)	288,000	307,714
Trust Fibra Uno
7.700%, 01/23/32	576,000	607,294
Ventas Realty LP
5.625%, 07/01/34	130,000	133,317
VICI Properties LP
4.950%, 02/15/30	245,000	244,608
5.125%, 11/15/31	125,000	124,091
Welltower OP LLC
2.050%, 01/15/29	101,000	94,998
2.800%, 06/01/31	195,000	178,550
3.100%, 01/15/30	22,000	20,931
Weyerhaeuser Co.
4.000%, 04/15/30	108,000	105,114
XHR LP
4.875%, 06/01/29 (144A)	52,000	50,375
		15,334,506
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
3.875%, 01/15/28 (144A)	100,000	97,748
Advance Auto Parts, Inc.
3.900%, 04/15/30	100,000	91,837
AutoZone, Inc.
6.550%, 11/01/33	100,000	108,841
Dollar General Corp.
5.450%, 07/05/33	80,000	80,932
Group 1 Automotive, Inc.
4.000%, 08/15/28 (144A) (i)	100,000	96,771
Home Depot, Inc.
5.400%, 09/15/40	168,000	168,497
LCM Investments Holdings II LLC
8.250%, 08/01/31 (144A)	100,000	103,874
Lithia Motors, Inc.
3.875%, 06/01/29 (144A)	100,000	94,981
Lowe's Cos., Inc.
1.700%, 09/15/28	107,000	100,558
2.625%, 04/01/31	202,000	183,539
3.100%, 05/03/27	516,000	509,846
3.700%, 04/15/46	45,000	33,144
3.950%, 10/15/27	100,000	99,656
4.050%, 05/03/47	125,000	95,867
4.500%, 10/15/32 (i)	266,000	261,427
4.850%, 10/15/35 (i)	83,000	80,828
5.125%, 04/15/50	100,000	88,355
5.750%, 07/01/53	125,000	120,462
5.800%, 09/15/62	121,000	114,943
BHFTII-33

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Retail—(Continued)
McDonald's Corp.
4.200%, 04/01/50	106,000	$83,544
4.600%, 05/26/45	313,000	269,787
4.950%, 03/03/35 (i)	216,000	214,869
Michaels Cos., Inc.
8.500%, 03/15/33 (144A)	100,000	97,349
Park River Holdings, Inc.
8.750%, 12/31/30 (144A)	100,000	92,103
Sonic Automotive, Inc.
4.875%, 11/15/31 (144A) (i)	100,000	94,783
Starbucks Corp.
5.400%, 05/15/35	86,000	87,931
Target Corp.
4.000%, 07/01/42	113,000	93,586
4.500%, 09/15/34	116,000	112,927
5.250%, 02/15/36	100,000	101,174
Walmart, Inc.
4.350%, 04/28/30 (i)	311,000	313,985
4.500%, 09/09/52	156,000	134,504
4.900%, 04/28/35	165,000	167,306
5.000%, 10/25/40	180,000	181,062
6.200%, 04/15/38	100,000	111,361
		4,688,377
Semiconductors — 0.3%
Analog Devices, Inc.
2.100%, 10/01/31	279,000	246,157
3.450%, 06/15/27	157,000	155,653
4.500%, 06/15/30	100,000	100,315
Applied Materials, Inc.
5.850%, 06/15/41 (i)	85,000	88,676
Broadcom, Inc.
2.450%, 02/15/31	122,000	110,799
3.500%, 02/15/41	177,000	141,212
4.000%, 04/15/29 (144A)	101,000	99,998
4.800%, 10/15/34	760,000	748,491
5.050%, 04/15/30	152,000	154,918
5.150%, 11/15/31	452,000	463,674
5.200%, 04/15/32	604,000	618,255
5.200%, 07/15/35	100,000	100,780
Entegris, Inc.
4.750%, 04/15/29 (144A) (i)	100,000	98,853
Intel Corp.
2.000%, 08/12/31	100,000	86,527
3.100%, 02/15/60	395,000	218,204
3.150%, 05/11/27	267,000	263,202
3.734%, 12/08/47	79,000	55,203
3.750%, 08/05/27	100,000	99,155
3.900%, 03/25/30	241,000	233,609
4.000%, 12/15/32	100,000	94,185
4.875%, 02/10/28	200,000	201,408
4.900%, 07/29/45	100,000	84,313
4.950%, 03/25/60	107,000	86,000
5.050%, 08/05/62	143,000	115,599
5.125%, 02/10/30 (i)	105,000	106,346
5.150%, 02/21/34	199,000	198,456
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Intel Corp.
5.625%, 02/10/43	131,000	$124,036
KLA Corp.
4.700%, 02/01/34	215,000	213,091
Micron Technology, Inc.
5.875%, 02/09/33	108,000	115,444
6.050%, 11/01/35	117,000	126,248
NVIDIA Corp.
3.500%, 04/01/40	161,000	134,056
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	100,000	89,762
3.250%, 05/11/41	133,000	97,864
5.000%, 01/15/33	100,000	99,523
QUALCOMM, Inc.
4.300%, 05/20/47	173,000	140,431
4.500%, 05/20/30 (i)	177,000	178,032
4.650%, 05/20/35	135,000	132,944
6.000%, 05/20/53	100,000	101,709
Texas Instruments, Inc.
4.500%, 05/23/30	192,000	192,884
5.000%, 03/14/53 (i)	178,000	160,559
		6,876,571
Software — 1.2%
Cloud Software Group, Inc.
9.000%, 09/30/29 (144A)	228,000	219,946
Fair Isaac Corp.
4.000%, 06/15/28 (144A) (i)	100,000	97,042
Fidelity National Information Services, Inc.
3.750%, 05/21/29	100,000	97,060
4.450%, 03/10/28	46,000	45,871
4.550%, 03/10/29	66,000	65,689
Fiserv, Inc.
3.500%, 07/01/29	384,000	367,797
4.750%, 03/15/30	337,000	333,958
5.450%, 03/02/28	100,000	101,420
5.450%, 03/15/34 (i)	109,000	108,458
Intuit, Inc.
5.200%, 09/15/33	123,000	125,133
Microsoft Corp.
2.675%, 06/01/60	271,000	151,362
2.921%, 03/17/52	2,894,000	1,861,213
3.450%, 08/08/36	100,000	90,141
3.700%, 08/08/46 (i)	354,000	279,398
MSCI, Inc.
3.625%, 09/01/30 (144A) (i)	1,120,000	1,058,622
3.875%, 02/15/31 (144A)	640,000	604,989
5.150%, 03/15/36	591,000	572,432
5.250%, 09/01/35 (i)	200,000	195,911
OAK-Eagle Acquireco, Inc.
7.250%, 07/01/33 (144A)	53,000	54,913
Oracle Corp.
2.800%, 04/01/27	100,000	98,284
3.850%, 04/01/60	577,000	339,549
3.900%, 05/15/35 (i)	729,000	617,190
4.100%, 03/25/61	902,000	554,644
BHFTII-34

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
4.450%, 09/26/30 (i)	337,000	$324,761
4.800%, 09/26/32	187,000	178,089
4.950%, 02/04/31 (i)	318,000	311,144
5.250%, 02/03/32	261,000	256,343
5.500%, 09/27/64 (i)	1,530,000	1,171,690
5.550%, 02/06/53 (i)	795,000	634,299
5.950%, 09/26/55	4,727,000	3,976,687
6.000%, 08/03/55 (i)	2,096,000	1,757,250
6.100%, 09/26/65	1,001,000	830,011
6.125%, 08/03/65	520,000	432,570
6.500%, 04/15/38	100,000	100,228
6.550%, 02/04/46	794,000	740,767
6.700%, 02/04/56	884,000	820,443
6.850%, 02/04/66	116,000	106,641
Roper Technologies, Inc.
2.950%, 09/15/29	100,000	94,477
4.450%, 09/15/30	148,000	145,749
4.900%, 10/15/34	100,000	96,555
Salesforce, Inc.
4.500%, 03/15/28	1,646,000	1,646,424
4.900%, 09/15/31	479,000	478,322
5.200%, 03/15/33	3,772,000	3,765,558
5.550%, 03/15/36	2,174,000	2,167,237
6.400%, 03/15/46	118,000	118,817
6.550%, 03/15/56	579,000	581,009
6.700%, 03/15/66	579,000	588,503
Synopsys, Inc.
4.650%, 04/01/28	353,000	354,295
4.850%, 04/01/30 (i)	176,000	177,294
5.150%, 04/01/35	111,000	111,212
		30,007,397
Telecommunications — 0.6%
AT&T, Inc.
2.250%, 02/01/32	100,000	87,363
2.550%, 12/01/33	360,000	304,645
3.500%, 09/15/53	83,000	54,426
3.850%, 06/01/60	158,000	106,304
4.400%, 04/30/31	152,000	150,468
5.125%, 04/30/36	393,000	388,285
5.150%, 03/15/42	543,000	496,395
5.350%, 09/01/40	202,000	194,522
5.700%, 11/01/54 (i)	1,205,000	1,128,277
6.375%, 03/01/41	100,000	105,941
Bell Telephone Co. of Canada or Bell Canada
5.550%, 02/15/54	149,000	139,766
6.875%, 5Y H15 + 2.390%, 09/15/55 (a)	100,000	101,133
Cipher Compute LLC
7.125%, 11/15/30 (144A)	31,000	32,117
Cisco Systems, Inc.
4.550%, 02/24/28 (i)	383,000	386,874
4.950%, 02/26/31	100,000	102,453
5.050%, 02/26/34	136,000	137,967
5.100%, 02/24/35 (i)	126,000	127,719
5.500%, 01/15/40 (i)	142,000	144,501
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Cisco Systems, Inc.
5.500%, 02/24/55	38,000	$36,843
Corning, Inc.
4.750%, 03/15/42	100,000	90,646
5.450%, 11/15/79	100,000	89,873
Digicel Group Holdings Ltd.
Zero Coupon, 12/31/30 (144A) (g)	145,973	8,758
Fibercop SpA
6.375%, 11/15/33 (144A)	200,000	197,624
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A) (i)	1,841,000	1,840,712
5.875%, 11/01/29	1,267,400	1,275,003
Iliad Holding SAS
8.500%, 04/15/31 (144A)	200,000	209,263
Level 3 Financing, Inc.
7.000%, 03/31/34 (144A)	100,000	102,359
8.500%, 01/15/36 (144A)	238,000	248,332
Motorola Solutions, Inc.
4.600%, 05/23/29	100,000	100,142
5.600%, 06/01/32	138,000	142,930
Orange SA
9.000%, 03/01/31	100,000	118,193
Rogers Communications, Inc.
5.000%, 03/15/44	100,000	87,727
5.450%, 10/01/43	70,000	64,907
7.000%, 5Y H15 + 2.653%, 04/15/55 (a)	100,000	100,394
7.500%, 08/15/38	200,000	228,125
Telecom Argentina SA
8.500%, 01/20/36 (144A)	46,906	46,672
9.250%, 05/28/33 (144A)	129,918	134,402
Telefonica Emisiones SA
5.213%, 03/08/47	150,000	130,251
7.045%, 06/20/36	138,000	152,209
Telefonica Europe BV
8.250%, 09/15/30	100,000	113,357
T-Mobile USA, Inc.
3.600%, 11/15/60	561,000	364,109
4.375%, 04/15/40	154,000	135,368
5.000%, 02/15/36 (i)	100,000	98,492
5.500%, 01/15/55	193,000	177,005
5.750%, 01/15/34	148,000	154,335
5.800%, 09/15/62	522,000	500,564
6.700%, 12/15/33	54,000	59,461
Turkcell Iletisim Hizmetleri AS
7.650%, 01/24/32	200,000	203,574
Uniti Services LLC
7.500%, 10/15/33 (144A)	19,000	19,753
Verizon Communications, Inc.
2.550%, 03/21/31	100,000	90,787
3.875%, 02/08/29	23,000	22,780
3.875%, 03/01/52	259,000	188,839
4.000%, 03/22/50 (i)	214,000	161,589
4.500%, 08/10/33	354,000	343,357
4.522%, 09/15/48	476,000	389,124
4.780%, 02/15/35	607,000	587,509
4.862%, 08/21/46 (i)	340,000	296,223
BHFTII-35

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
6.000%, 11/30/65	200,000	$193,748
6.400%, 09/15/33	164,000	177,962
6.550%, 09/15/43	240,000	257,176
7.750%, 12/01/30	383,000	431,824
Vmed O2 U.K. Financing I PLC
4.750%, 07/15/31 (144A)	200,000	172,073
Vodafone Group PLC
4.250%, 09/17/50	273,000	209,670
4.375%, 02/19/43	126,000	105,434
5.000%, 05/30/38	91,000	88,860
WOM Mobile SA
11.000%, 6.500% PIK, 04/01/31 (144A) (h)	23,233	23,601
		15,161,095
Transportation — 0.2%
Burlington Northern Santa Fe LLC
2.875%, 06/15/52	335,000	206,352
4.125%, 06/15/47	100,000	80,506
4.450%, 03/15/43	100,000	87,117
4.450%, 01/15/53	104,000	85,587
4.550%, 09/01/44	16,000	13,964
4.900%, 04/01/44 (i)	262,000	240,189
6.200%, 08/15/36	100,000	109,045
Canadian National Railway Co.
4.200%, 03/12/31	100,000	98,627
5.850%, 11/01/33	37,000	39,331
6.250%, 08/01/34	110,000	119,721
Canadian Pacific Railway Co.
2.450%, 12/02/31	235,000	208,798
3.000%, 12/02/41	155,000	113,913
4.000%, 06/01/28	100,000	99,428
4.800%, 03/30/30	100,000	101,224
4.800%, 09/15/35	46,000	45,568
CSX Corp.
2.400%, 02/15/30	100,000	92,953
3.350%, 09/15/49	37,000	25,587
3.950%, 05/01/50	100,000	76,768
4.300%, 03/01/48	124,000	101,218
4.750%, 05/30/42	339,000	309,637
6.000%, 10/01/36	11,000	11,774
6.150%, 05/01/37	24,000	25,964
FedEx Corp.
3.100%, 08/05/29	116,000	111,317
4.100%, 02/01/45	122,000	95,881
4.750%, 11/15/45	147,000	125,545
FedEx Freight Holding Co., Inc.
4.650%, 03/15/31 (144A)	100,000	98,287
4.950%, 03/15/33 (144A)	180,000	175,554
Norfolk Southern Corp.
3.800%, 08/01/28	205,000	202,930
3.942%, 11/01/47	186,000	142,135
5.100%, 05/01/35	100,000	100,292
5.350%, 08/01/54	108,000	100,692
5.550%, 03/15/34	160,000	165,850
Security Description	Principal Amount*	Value

Transportation—(Continued)
Union Pacific Corp.
2.375%, 05/20/31	100,000	$90,622
3.375%, 02/14/42	235,000	181,931
3.500%, 02/14/53	100,000	69,591
3.550%, 05/20/61	100,000	65,835
3.700%, 03/01/29	100,000	98,670
3.799%, 04/06/71	135,000	90,709
4.050%, 11/15/45	100,000	80,330
4.950%, 05/15/53	263,000	234,462
		4,523,904
Trucking & Leasing — 0.0%
GATX Corp.
6.900%, 05/01/34	157,000	172,121
Water — 0.0%
American Water Capital Corp.
3.450%, 05/01/50	100,000	69,600
4.200%, 09/01/48	100,000	79,485
4.450%, 06/01/32	122,000	120,084
5.250%, 03/01/35	100,000	101,608
Thames Water Utilities Finance PLC
4.000%, 06/19/27 (GBP)	400,000	358,340
		729,117
Total Corporate Bonds & Notes (Cost $574,556,700)		566,817,715

U.S. Treasury & Government Agencies—21.0%
U.S. Treasury — 21.0%
U.S. Treasury Bonds
1.125%, 05/15/40	6,458,000	4,068,036
1.125%, 08/15/40	9,628,000	6,002,080
1.375%, 11/15/40	9,628,000	6,201,786
1.375%, 08/15/50	2,681,000	1,310,967
1.625%, 11/15/50	3,942,300	2,056,926
1.875%, 02/15/41	1,431,600	991,774
1.875%, 11/15/51	6,549,100	3,597,656
2.000%, 08/15/51	2,681,000	1,526,390
2.250%, 08/15/49	7,927,000	4,930,532
2.375%, 05/15/51	5,888,700	3,683,888
2.500%, 02/15/45 (m)	15,297,000	10,727,619
2.750%, 11/15/47 (n)	13,047,000	9,202,722
2.875%, 05/15/49	2,681,000	1,906,023
3.000%, 05/15/47	6,579,700	4,890,054
3.000%, 02/15/48	7,276,300	5,365,703
3.000%, 02/15/49	10,024,800	7,321,628
3.000%, 08/15/52 (m)	14,868,800	10,569,626
3.125%, 02/15/43	3,443,000	2,756,686
3.125%, 08/15/44	6,418,100	5,031,439
3.125%, 05/15/48	2,681,000	2,017,557
3.625%, 08/15/43	9,487,000	8,102,120
3.625%, 02/15/53	6,526,000	5,237,625
3.625%, 05/15/53	7,906,500	6,339,716
3.750%, 08/15/41	791,000	705,411
BHFTII-36

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.750%, 11/15/43	9,487,000	$8,220,337
4.125%, 08/15/44	3,582,800	3,250,551
4.125%, 08/15/53	1,956,200	1,715,496
4.250%, 05/15/39 (m)	898,000	871,586
4.250%, 08/15/54	852,000	763,073
4.375%, 11/15/39	898,000	875,831
4.500%, 08/15/39 (m)	9,665,200	9,573,079
4.625%, 11/15/44	4,210,000	4,073,668
4.750%, 11/15/43 (d) (m)	17,575,000	17,363,551
4.750%, 11/15/53 (d) (m) (n)	25,704,400	24,992,509
U.S. Treasury Inflation-Indexed Notes
1.625%, 04/15/30 (o)	28,879,437	29,166,647
U.S. Treasury Notes
0.375%, 09/30/27	6,320,000	6,003,753
0.500%, 05/31/27	13,670,000	13,156,841
0.500%, 08/31/27	13,446,300	12,832,287
0.625%, 07/31/26	14,128,300	13,982,712
1.125%, 08/31/28	3,030,000	2,842,992
1.250%, 03/31/28	3,772,200	3,587,421
1.500%, 02/15/30	4,871,000	4,457,346
2.375%, 05/15/27	13,530,500	13,318,029
2.375%, 03/31/29	3,172,300	3,042,558
2.750%, 08/15/32 (m)	12,595,000	11,648,899
2.875%, 04/30/29	7,545,000	7,335,155
2.875%, 05/15/32	1,552,500	1,451,951
3.125%, 08/31/29	10,516,000	10,268,299
3.250%, 06/30/29	5,142,600	5,049,190
3.500%, 01/31/30	8,144,900	8,031,635
3.625%, 05/31/28	7,232,700	7,204,165
3.625%, 08/31/30	37,062,000	36,607,412
3.625%, 09/30/31 (m)	11,385,000	11,169,308
3.750%, 12/31/28	8,254,000	8,237,556
3.875%, 11/30/27	3,100,000	3,101,816
3.875%, 03/15/28	20,752,000	20,775,508
4.000%, 01/15/27	10,412,300	10,432,840
4.000%, 02/28/30	5,072,000	5,091,218
4.000%, 02/15/34	8,864,000	8,743,505
4.125%, 02/28/27	13,023,600	13,066,130
4.125%, 11/30/29	13,329,000	13,439,381
4.250%, 03/15/27	1,742,300	1,750,712
4.250%, 06/30/31 (m)	10,358,100	10,488,790
4.375%, 12/15/26	7,323,200	7,354,595
4.500%, 07/15/26	12,977,300	13,004,532
4.500%, 12/31/31	8,705,400	8,912,153
4.875%, 10/31/30	8,360,900	8,686,518
Total U.S. Treasury & Government Agencies (Cost $559,406,660)		520,485,499

Non-Agency Mortgage-Backed Securities—13.9%
Collateralized Mortgage Obligations — 6.6%
A&D Mortgage Trust
4.912%, 02/25/71 (144A) (a)	1,550,151	1,535,845
Agate Bay Mortgage Trust
3.439%, 04/25/45 (144A) (a)	150,000	96,043
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Agate Bay Mortgage Trust
3.465%, 06/25/45 (144A) (a)	104,000	$63,934
3.610%, 01/25/45 (144A) (a)	130,000	84,174
Ajax Mortgage Loan Trust
Zero Coupon, 12/25/57 (144A) (a)	1,388	481
1.740%, 12/25/60 (144A) (a)	3,049,472	2,668,106
2.693%, 12/25/60 (144A) (a)	744,000	565,989
2.940%, 12/25/60 (144A) (a)	293,000	208,535
3.729%, 12/25/60 (144A) (a)	449,000	312,772
5.875%, 06/25/61 (144A) (l)	7,023,103	7,025,919
6.000%, 03/25/60 (144A) (l)	2,131,860	2,132,891
6.115%, 01/25/61 (144A) (l)	928,915	929,436
American Home Mortgage Assets Trust
4.799%, 12M MTA + 0.940%, 10/25/46 (a)	284,280	188,983
Angel Oak Mortgage Trust
0.985%, 04/25/66 (144A) (a)	669,010	579,988
4.800%, 11/25/67 (144A) (l)	1,443,420	1,435,271
5.637%, 02/25/70 (144A) (l)	806,867	810,700
Atlas Funding PLC
5.284%, SONIA + 1.550%, 09/20/61 (GBP) (a)	99,899	132,832
Banc of America Alternative Loan Trust
5.500%, 10/25/33	450,526	453,440
6.498%, 10/25/36 (l)	231,223	57,047
Barclays Mortgage Loan Trust
4.696%, 12/25/65 (144A) (a)	3,842,304	3,790,820
5.640%, 05/25/65 (144A) (a)	1,648,843	1,655,610
Barclays Mortgage Trust
5.000%, 11/25/51 (144A) (l)	1,206,435	1,207,019
Braccan Mortgage Funding PLC
8.085%, SONIA + 4.340%, 02/15/67 (GBP) (a)	263,149	350,215
BRAVO Residential Funding Trust
4.771%, 11/25/65 (144A) (l)	240,095	237,776
5.678%, 11/25/64 (144A) (l)	989,928	995,171
CFMT LLC
3.000%, 06/25/34 (144A) (a)	161,000	155,054
Chase Mortgage Finance Trust
5.538%, 02/25/37 (a)	1,013,778	1,008,799
6.000%, 12/25/37	6,235,838	2,411,907
CHL Mortgage Pass-Through Trust
4.819%, 12M MTA + 0.960%, 04/25/46 (a)	3,102,930	811,224
5.750%, 07/25/37	285,772	125,406
6.000%, 02/25/37	804,499	279,131
6.000%, 05/25/37	2,804,988	1,083,571
6.000%, 08/25/37	5,450,498	2,235,069
6.000%, 01/25/38	935,565	378,050
Citadel PLC
5.184%, SONIA + 1.450%, 04/28/60 (GBP) (a)	100,000	132,860
5.484%, SONIA + 1.750%, 04/28/60 (GBP) (a)	100,000	132,873
6.184%, SONIA + 2.450%, 04/28/60 (GBP) (a)	100,000	133,623
7.484%, SONIA + 3.750%, 04/28/60 (GBP) (a)	100,000	133,800
Citigroup Mortgage Loan Trust, Inc.
4.293%, 1M TSFR + 0.614%, 05/25/37 (a)	230,648	220,964
COLT Mortgage Loan Trust
5.053%, 11/25/70 (144A) (a)	859,707	856,891
7.789%, 09/25/68 (144A) (a)	2,314,000	2,330,123
BHFTII-37

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust
3.980%, 1M TSFR + 0.304%, 03/20/47 (a)	658,968	$576,935
4.073%, 1M TSFR + 0.394%, 04/25/47 (a)	327,231	300,340
4.080%, 1M TSFR + 0.404%, 12/20/46 (a)	2,902,505	2,632,112
4.143%, 1M TSFR + 0.464%, 06/25/35 (a)	841,501	744,302
4.173%, 1M TSFR + 0.494%, 10/25/46 (a)	446,430	424,079
4.190%, 1M TSFR + 0.514%, 07/20/46 (a)	1,004,570	883,409
4.250%, 1M TSFR + 0.574%, 05/20/46 (a)	1,852,269	1,690,425
4.253%, 1M TSFR + 0.574%, 03/25/36 (a)	137,847	133,158
4.253%, 1M TSFR + 0.574%, 11/25/36 (a)	516,506	477,789
4.293%, 1M TSFR + 0.614%, 07/25/46 (a)	1,979,989	1,840,622
4.353%, 1M TSFR + 0.674%, 08/25/35 (a)	3,945,595	3,840,552
5.500%, 06/25/25	63,042	49,750
5.500%, 04/25/37	500,543	217,324
5.589%, 12M MTA + 1.730%, 11/25/46 (a)	1,322,732	1,121,719
6.000%, 05/25/36	1,252,848	436,748
6.000%, 04/25/37	89,494	37,858
6.000%, 05/25/37	1,938,297	877,701
6.250%, 10/25/36	161,741	74,529
Cross Mortgage Trust
5.003%, 11/25/70 (144A) (l)	643,702	640,616
5.735%, 02/25/70 (144A) (a)	568,466	571,599
7.132%, 01/25/71 (144A) (a)	100,000	96,799
CRSO Trust
7.121%, 07/10/40 (a)	5,522,122	5,684,418
CSFB Mortgage-Backed Pass-Through Certificates
5.143%, 1M TSFR + 1.464%, 11/25/35 (a)	407,233	78,280
CSMC Trust
4.265%, 03/25/67 (144A) (a)	560,000	554,265
6.432%, 04/25/65 (144A) (a)	215,176	214,218
9.210%, 12/25/67 (144A) (a)	1,380,793	1,389,681
CSMC Trust Capital Certificates
6.500%, 10/27/37 (144A)	2,614,474	973,846
Deephaven Residential Mortgage Trust
4.797%, 12/25/70 (144A) (a)	2,101,627	2,084,612
5.087%, 11/25/60 (144A) (a)	771,743	769,517
5.300%, 03/25/67 (144A) (a)	1,168,585	1,139,233
6.570%, 12/25/70 (144A) (a)	100,000	98,560
6.680%, 11/25/60 (144A) (a)	110,194	108,727
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.133%, 1M TSFR + 0.454%, 08/25/47 (a)	241,757	223,238
Easy Street Mortgage Loan Trust
5.606%, 10/25/40 (144A) (l)	197,000	197,208
EFMT
5.001%, 12/25/70 (144A) (l)	638,576	634,982
5.033%, 11/25/70 (144A) (a)	655,090	651,717
Ellington Financial Mortgage Trust
4.682%, 02/25/71 (144A) (a)	2,481,053	2,448,593
4.771%, 02/25/71 (144A) (a)	3,021,338	2,991,934
4.959%, 02/25/71 (144A) (l)	269,835	268,110
5.029%, 03/25/71 (144A) (a)	5,000,000	4,967,840
6.535%, 02/25/71 (144A) (a)	100,000	98,897
Exmoor Funding PLC
5.645%, SONIA + 1.900%, 03/25/94 (GBP) (a)	100,000	133,096
6.545%, SONIA + 2.800%, 03/25/94 (GBP) (a)	100,000	133,694
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Gaea Mortgage Loan Trust
6.750%, 02/25/30 (144A) (a)	182,096	$179,204
GCAT Trust
1.093%, 08/25/66 (144A) (a)	504,117	426,020
3.471%, 05/25/66 (144A) (a)	240,000	180,411
4.789%, 12/25/70 (144A) (l)	3,947,160	3,907,425
GreenPoint Mortgage Funding Trust
5.972%, 12M MTA + 2.000%, 03/25/36 (a)	78,778	72,613
GS Mortgage-Backed Securities Corp. Trust
4.355%, 11/25/49 (144A) (a)	229,757	208,500
5.021%, 11/25/29 (144A) (l)	829,149	826,085
GS Mortgage-Backed Securities Trust
4.725%, 05/25/66 (144A) (l)	3,532,657	3,500,118
4.869%, 03/25/66 (144A) (a)	365,255	363,076
5.013%, 07/25/65 (144A) (l)	449,874	447,456
5.038%, 01/25/66 (144A) (l)	253,834	253,094
GSR Mortgage Loan Trust
6.000%, 07/25/37	316,258	195,447
HarborView Mortgage Loan Trust
4.201%, 1M TSFR + 0.524%, 12/19/36 (a)	1,001,081	840,525
4.431%, 1M TSFR + 0.754%, 03/19/35 (a)	127,781	61,128
HOMES Trust
5.027%, 09/25/70 (144A) (a)	718,868	715,233
6.791%, 09/25/70 (144A) (a)	171,000	169,562
Impac Secured Assets Trust
4.133%, 1M TSFR + 0.454%, 11/25/36 (a)	432,011	400,236
IndyMac INDX Mortgage Loan Trust
3.826%, 09/25/37 (a)	596,462	385,114
JP Morgan Alternative Loan Trust
4.213%, 1M TSFR + 0.534%, 03/25/37 (a)	386,140	324,560
4.667%, 05/25/37 (a)	97,843	85,861
JP Morgan Mortgage Trust
0.266%, 02/25/52 (144A) (a) (c)	7,516,862	113,423
0.500%, 02/25/52 (144A) (a) (c)	7,517,513	205,607
2.500%, 02/25/52 (144A) (a)	5,866,326	4,852,765
2.941%, 02/25/52 (144A) (a)	117,107	60,431
3.266%, 02/25/52 (144A) (a)	900,800	768,544
4.925%, 06/25/66 (144A) (l)	899,000	891,388
6.500%, 08/25/36	182,325	58,796
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (a)	399,833	390,861
5.750%, 04/25/61 (144A) (l)	2,126,507	2,130,222
MASTR Resecuritization Trust
3.283%, 08/25/37 (144A) (a)	199,591	70,968
Merrill Lynch Mortgage Investors Trust
4.113%, 1M TSFR + 0.434%, 09/25/37 (a)	90,152	44,267
5.447%, 05/25/36 (a)	348,685	222,031
MFA Trust
3.514%, 04/25/65 (144A) (a)	540,000	453,387
5.051%, 02/25/71 (144A) (a)	1,995,009	1,981,750
Miltonia Mortgage Finance SRL
3.338%, 3M EURIBOR + 1.300%, 04/28/62 (EUR) (a)	258,000	298,489
Morgan Stanley Resecuritization Trust
3.988%, 12M MTA + 0.710%, 12/27/46 (144A) (a)	3,176,151	2,912,912
Morgan Stanley Residential Mortgage Loan Trust
4.734%, 01/26/71 (144A) (a)	850,237	842,055
BHFTII-38

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Residential Mortgage Loan Trust
5.275%, 03/25/71 (144A) (l)	3,000,000	$2,995,503
Mortgage Loan Resecuritization Trust
4.122%, 1M TSFR + 0.454%, 04/16/36 (144A) (a)	396,222	390,626
Mortimer PLC
5.295%, SONIA + 1.550%, 09/22/67 (GBP) (a)	100,000	132,524
5.845%, SONIA + 2.100%, 09/22/67 (GBP) (a)	100,000	133,370
New Residential Mortgage Loan Trust
4.250%, 12/25/57 (144A) (a)	130,420	127,738
4.824%, 11/25/65 (144A) (a)	388,080	384,492
4.833%, 02/25/66 (144A) (a)	4,957,210	4,910,297
5.085%, 10/25/65 (144A) (a)	1,010,613	1,008,117
5.109%, 08/25/65 (144A) (a)	423,029	421,560
NLT Trust
3.322%, 08/25/56 (144A) (a)	1,361,000	1,050,650
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.134%, 05/25/36 (l)	209,347	35,891
NYMT Loan Trust
4.766%, 02/25/61 (144A) (a)	2,094,742	2,082,175
4.945%, 02/25/61 (144A) (l)	495,141	492,917
6.472%, 02/25/61 (144A) (a)	450,000	441,589
NYMT Trust
7.375%, 05/25/64 (144A) (l)	1,312,565	1,304,271
OBX Trust
5.648%, 12/01/64 (144A) (l)	543,855	546,821
PRKCM Trust
4.677%, 02/25/61 (144A) (a)	1,292,630	1,279,021
PRPM Trust
4.986%, 12/25/70 (144A) (a)	726,739	721,930
5.176%, 10/25/70 (144A) (l)	643,676	641,875
RALI Trust
4.153%, 1M TSFR + 0.474%, 12/25/36 (a)	323,930	295,801
Reperforming Loan Trust REMICS
4.133%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	98,748	96,169
Residential Asset Securitization Trust
2.657%, -1x 1M TSFR + 6.336%, 09/25/37 (a) (c)	11,384,250	1,461,566
4.343%, 1M TSFR + 0.664%, 09/25/37 (a)	11,384,251	2,774,551
6.250%, 12/25/36	3,533,627	2,422,957
RFMSI Trust
5.428%, 11/25/36 (a)	23,752	20,151
5.492%, 08/25/36 (a)	679,870	451,411
5.732%, 10/25/37 (a)	518,560	312,197
RMF Buyout Issuance Trust
3.690%, 11/25/31 (144A) (a)	509,000	486,241
Saluda Grade Alternative Mortgage Trust
7.762%, 04/25/30 (144A) (l)	825,000	824,030
Santander Mortgage Asset Receivable Trust
5.138%, 11/25/65 (144A) (a)	483,850	482,475
Sequoia Mortgage Trust
4.382%, 07/20/37 (a)	118,148	90,156
4.674%, 04/25/56 (144A) (a)	2,500,000	2,437,048
SG Residential Mortgage Trust
1.160%, 07/25/61 (144A) (a)	892,878	751,431
4.782%, 01/25/66 (144A) (a)	2,094,040	2,074,243
5.098%, 12/25/65 (144A) (a)	1,144,221	1,140,154
5.231%, 12/25/65 (144A)	1,137,000	1,135,274
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Starwood Mortgage Residential Trust
2.175%, 05/25/65 (144A) (a)	1,360,000	$1,257,021
Stratton Mortgage Funding PLC
5.245%, SONIA + 1.500%, 06/25/49 (GBP) (a)	100,000	132,373
Structured Adjustable Rate Mortgage Loan Trust
3.981%, 04/25/36 (a)	157,470	80,266
4.772%, 04/25/47 (a)	499,010	186,537
Structured Asset Mortgage Investments II Trust
4.173%, 1M TSFR + 0.494%, 06/25/36 (a)	668,489	602,676
4.213%, 1M TSFR + 0.534%, 05/25/46 (a)	114,991	81,437
4.253%, 1M TSFR + 0.574%, 02/25/36 (a)	390,590	369,193
Verus Securitization Trust
4.751%, 02/25/71 (144A) (l)	950,921	933,417
4.832%, 10/25/67 (144A) (a)	396,540	393,052
4.943%, 10/25/67 (144A) (l)	611,000	607,941
5.020%, 01/25/71 (144A) (l)	251,982	250,763
5.110%, 12/25/70 (144A) (l)	413,190	410,399
Visio Trust
3.910%, 11/25/54 (144A) (a)	169,000	160,845
5.661%, 08/25/57 (144A) (a)	171,000	170,285
Vista Point Securitization Trust
4.900%, 04/25/65 (144A) (a)	100,000	98,349
Voyager OPTONE Delaware Trust
3.439%, 02/25/38 (144A) (a) (c)	2,762,221	584,140
WaMu Mortgage Pass-Through Certificates Trust
3.649%, 04/25/37 (a)	3,408,699	3,104,309
4.609%, 12M MTA + 0.750%, 06/25/47 (a)	1,165,014	1,005,437
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.069%, 10/25/36 (l)	821,802	282,972
4.313%, 1M TSFR + 0.634%, 12/25/35 (a)	1,521,033	1,345,464
4.413%, 1M TSFR + 0.734%, 06/25/37 (a)	113,306	110,131
4.559%, 12M MTA + 0.700%, 01/25/47 (a)	1,917,450	1,692,228
Winchester 1 PLC
5.294%, SONIA + 1.550%, 10/21/56 (GBP) (a)	100,000	132,164
5.744%, SONIA + 2.000%, 10/21/56 (GBP) (a)	100,000	132,361
		163,781,920
Commercial Mortgage-Backed Securities — 7.3%
1211 Avenue of the Americas Trust
4.142%, 08/10/35 (144A) (a)	230,000	206,425
1345 Trust
5.273%, 1M TSFR + 1.600%, 06/15/42 (144A) (a)	1,700,000	1,694,687
245 Park Avenue Trust
0.149%, 06/05/37 (144A) (a) (c)	5,000,000	8,595
3.657%, 06/05/37 (144A) (a)	207,000	199,888
280 Park Avenue Mortgage Trust
5.507%, 1M TSFR + 1.836%, 09/15/34 (144A) (a)	500,000	492,500
6.089%, 1M TSFR + 2.419%, 09/15/34 (144A) (a)	2,998,451	2,938,482
A10 Issuer LLC
5.138%, 1M TSFR + 1.465%, 05/15/42 (144A) (a)	1,027,000	1,027,090
ACREC LLC
4.990%, 1M TSFR + 1.310%, 08/18/42 (144A) (a)	1,870,000	1,869,993
5.130%, 1M TSFR + 1.450%, 01/18/43 (144A) (a)	1,000,000	999,437
ALA Trust
5.416%, 1M TSFR + 1.743%, 06/15/40 (144A) (a)	825,000	827,062
BHFTII-39

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Arbor Multifamily Mortgage Securities Trust
1.750%, 05/15/53 (144A)	126,000	$103,447
AREIT Trust
5.228%, 1M TSFR + 1.550%, 07/25/43 (144A) (a)	1,307,000	1,309,389
ARES Commercial Mortgage Trust
4.923%, 1M TSFR + 1.250%, 02/15/43 (144A) (a)	169,000	168,261
5.116%, 1M TSFR + 1.443%, 10/15/34 (144A) (a)	1,120,000	1,120,000
5.364%, 1M TSFR + 1.692%, 07/15/41 (144A) (a)	100,000	100,031
6.900%, 1M TSFR + 3.250%, 03/15/38 (144A) (a)	250,000	250,000
7.611%, 1M TSFR + 3.938%, 07/15/41 (144A) (a)	1,500,000	1,497,384
Ashford Hospitality Trust
5.945%, 1M TSFR + 2.272%, 04/15/35 (144A) (a)	138,000	136,103
Atrium Hotel Portfolio Trust
5.920%, 1M TSFR + 2.247%, 12/15/36 (144A) (a)	1,041,000	994,155
8.599%, 11/10/29 (144A) (a)	100,000	102,710
BAHA Trust
5.574%, 12/10/41 (144A) (a)	1,450,000	1,479,570
7.015%, 12/10/41 (144A) (a)	430,000	442,298
8.314%, 12/10/41 (144A) (a)	643,000	670,325
BAMLL Trust
5.523%, 1M TSFR + 1.850%, 02/15/42 (144A) (a)	1,435,000	1,428,588
8.923%, 1M TSFR + 5.250%, 02/15/42 (144A) (a)	585,000	583,207
Bank
0.363%, 09/15/62 (a) (c)	8,619,000	100,486
Bank of America Merrill Lynch Commercial Mortgage Trust
0.594%, 02/15/50 (a) (c)	4,070,000	14,039
Bayview Commercial Asset Trust
4.168%, 1M TSFR + 0.489%, 10/25/36 (144A) (a)	41,637	40,350
4.198%, 1M TSFR + 0.519%, 03/25/37 (144A) (a)	75,677	72,566
4.238%, 1M TSFR + 0.564%, 01/25/36 (144A) (a)	39,360	37,662
4.243%, 1M TSFR + 0.564%, 10/25/36 (144A) (a)	42,367	41,038
4.333%, 1M TSFR + 0.654%, 04/25/36 (144A) (a)	42,687	40,557
4.463%, 1M TSFR + 0.789%, 01/25/36 (144A) (a)	29,301	28,107
6.043%, 1M TSFR + 2.364%, 12/25/37 (144A) (a)	614,030	553,196
BBCMS Mortgage Trust
4.441%, 09/15/55	45,000	43,953
4.592%, 1M TSFR + 0.919%, 03/15/37 (144A) (a)	1,770,000	1,677,140
5.297%, 12/15/58	19,000	19,270
Benchmark Mortgage Trust
0.998%, 03/15/52 (a) (c)	3,202,253	72,847
1.254%, 02/15/54 (a) (c)	5,016,394	215,790
BFLD Commercial Mortgage Trust
4.674%, 10/10/42 (144A) (a)	178,000	176,595
5.173%, 1M TSFR + 1.500%, 11/15/42 (144A) (a)	1,810,000	1,807,742
6.423%, 1M TSFR + 2.750%, 11/15/42 (144A) (a)	88,000	87,780
7.913%, 10/10/42 (144A) (a)	99,000	100,796
BFLD Trust
7.488%, 1M TSFR + 3.814%, 10/15/35 (144A) (a)	663,000	4,979
BHMS Commercial Mortgage Trust
5.523%, 1M TSFR + 1.850%, 08/15/42 (144A) (a)	3,750,000	3,752,409
BMP Trust
7.062%, 1M TSFR + 3.389%, 06/15/41 (144A) (a)	382,000	380,568
BOCA Commercial Mortgage Trust
5.273%, 1M TSFR + 1.600%, 12/15/42 (144A) (a)	1,390,000	1,390,869
BPR Commercial Mortgage Trust
4.617%, 11/05/42 (144A) (a)	340,000	337,106
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BPR Mortgage Trust
7.497%, 12/05/39 (144A)	1,000,000	$1,024,153
BRCK Trust
4.476%, 12/10/42 (144A) (a)	412,000	407,912
6.779%, 12/10/42 (144A) (a)	768,000	775,752
7.587%, 12/10/42 (144A) (a)	395,000	401,935
BRES Commercial Mortgage Trust
5.166%, 1M TSFR + 1.494%, 11/15/42 (144A) (a)	1,017,000	1,014,615
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,745,000	1,595,243
3.454%, 03/10/33 (144A)	1,116,321	1,072,298
3.633%, 03/10/33 (144A)	600,000	536,321
BX Commercial Mortgage Trust
2.843%, 03/09/44 (144A) (a)	1,658,472	1,535,832
4.965%, 1M TSFR + 1.293%, 12/15/39 (144A) (a)	548,888	548,888
5.073%, 1M TSFR + 1.400%, 11/15/42 (144A) (a)	2,929,923	2,930,835
5.114%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	194,800	194,739
5.115%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	1,301,070	1,302,551
5.116%, 1M TSFR + 1.443%, 04/15/40 (144A) (a)	1,048,078	1,048,241
5.214%, 1M TSFR + 1.541%, 05/15/34 (144A) (a)	611,944	611,944
5.314%, 1M TSFR + 1.641%, 05/15/41 (144A) (a)	1,633,248	1,633,248
5.364%, 1M TSFR + 1.691%, 08/15/41 (144A) (a)	304,405	304,691
5.373%, 1M TSFR + 1.700%, 03/15/45 (144A) (a)	1,393,000	1,386,257
6.558%, 1M TSFR + 2.880%, 10/15/41 (144A) (a)	1,240,000	1,236,900
6.673%, 1M TSFR + 3.000%, 03/15/43 (144A) (a)	425,000	422,351
6.812%, 1M TSFR + 3.140%, 02/15/39 (144A) (a)	2,725,214	2,732,027
7.073%, 1M TSFR + 3.400%, 11/15/42 (144A) (a)	304,997	304,901
7.605%, 1M TSFR + 3.927%, 10/15/41 (144A) (a)	142,000	141,113
7.861%, 1M TSFR + 4.188%, 02/15/39 (144A) (a)	1,614,350	1,611,309
BX Trust
3.944%, 12/09/41 (144A) (a)	1,743,000	1,647,727
4.838%, 1M TSFR + 1.164%, 02/15/36 (144A) (a)	162,000	161,899
5.023%, 1M TSFR + 1.350%, 10/15/42 (144A) (a)	431,000	429,922
5.031%, 12/13/42 (144A) (a)	615,000	618,238
5.073%, 1M TSFR + 1.400%, 06/15/35 (144A) (a)	155,000	155,000
5.116%, 1M TSFR + 1.443%, 03/15/42 (144A) (a)	530,000	526,356
5.164%, 1M TSFR + 1.491%, 06/15/41 (144A) (a)	3,033,000	3,014,044
5.214%, 1M TSFR + 1.541%, 06/15/37 (144A) (a)	1,877,885	1,876,711
5.373%, 1M TSFR + 1.700%, 12/15/44 (144A) (a)	1,389,000	1,384,659
5.884%, 06/13/47 (144A) (a)	100,000	100,287
6.438%, 1M TSFR + 2.764%, 02/15/36 (144A) (a)	1,742,188	1,737,833
6.562%, 1M TSFR + 2.889%, 06/15/41 (144A) (a)	460,000	451,401
6.614%, 1M TSFR + 2.941%, 03/15/30 (144A) (a)	1,375,206	1,370,049
7.038%, 1M TSFR + 3.364%, 02/15/36 (144A) (a)	893,170	890,380
7.610%, 1M TSFR + 3.938%, 06/15/41 (144A) (a)	1,180,000	1,167,755
BXP Trust
2.776%, 01/15/44 (144A) (a)	327,000	267,620
3.552%, 08/13/37 (144A) (a)	260,000	216,509
Cassia SRL
4.524%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (a)	1,203,614	1,397,945
CD Mortgage Trust
3.631%, 02/10/50	350,000	342,424
3.956%, 08/15/50 (a)	363,000	352,652
CFCRE Commercial Mortgage Trust
0.572%, 05/10/58 (a) (c)	2,370,000	36
BHFTII-40

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CFK Trust
4.637%, 01/15/39 (144A) (a)	728,000	$695,779
CFSP Mortgage Trust
6.500%, 04/15/37	1,096,848	1,049,810
CHI Commercial Mortgage Trust
5.102%, 12/13/40 (144A) (a)	737,000	732,023
6.629%, 12/13/40 (144A) (a)	546,000	533,979
CIP Commercial Mortgage Trust
5.073%, 1M TSFR + 1.400%, 10/15/37 (144A) (a)	2,396,000	2,394,502
7.423%, 1M TSFR + 3.750%, 10/15/37 (144A) (a)	909,000	905,591
Citigroup Commercial Mortgage Trust
0.801%, 11/10/42 (144A) (a) (c)	7,730,000	243,626
COMM Mortgage Trust
3.179%, 10/10/36 (144A) (a)	140,636	107,794
5.514%, 1M TSFR + 1.841%, 06/15/41 (144A) (a)	1,220,000	1,215,803
6.263%, 1M TSFR + 2.590%, 06/15/41 (144A) (a)	367,000	365,738
CSAIL Commercial Mortgage Trust
0.233%, 11/15/50 (a) (c)	3,940,000	18,232
0.525%, 09/15/52 (a) (c)	4,150,000	65,435
1.309%, 09/15/52 (a) (c)	2,746,133	91,872
1.526%, 06/15/52 (a) (c)	6,657,162	256,385
CSMC Trust
3.613%, 11/10/32 (144A) (a)	301,000	88,789
7.113%, 1M TSFR + 3.440%, 02/15/27 (144A) (a)	415,000	410,440
9.150%, 1M TSFR + 5.476%, 10/15/37 (144A) (a)	423,000	383,873
CSTL Commercial Mortgage Trust
4.561%, 11/10/42 (144A) (a)	280,000	275,274
5.629%, 11/10/42 (144A) (a)	340,000	334,284
6.343%, 02/10/43 (144A) (a)	2,200,000	2,173,039
DBC Mortgage Trust
5.023%, 1M TSFR + 1.350%, 11/15/42 (144A) (a)	4,995,000	4,991,884
5.723%, 1M TSFR + 2.050%, 11/15/42 (144A) (a)	602,000	599,744
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (c)	2,060,000	18,165
3.276%, 05/10/49	36,186	36,130
DBSG Mortgage Trust
5.946%, 06/10/37 (144A) (a)	374,607	378,114
DGWD Trust
5.273%, 1M TSFR + 1.600%, 08/15/35 (144A) (a)	861,000	861,677
DK Trust
5.271%, 1M TSFR + 1.593%, 08/15/37 (144A) (a)	672,000	672,000
6.569%, 1M TSFR + 2.891%, 08/15/37 (144A) (a)	132,000	132,000
ELM Trust
0.219%, 06/10/39 (144A) (a) (c)	7,464,000	2,936
1.457%, 06/10/39 (144A) (a) (c)	6,760,000	17,690
5.414%, 06/10/39 (144A) (a)	1,420,000	1,422,800
7.267%, 06/10/39 (144A) (a)	924,000	924,950
Fontainebleau Miami Beach Mortgage Trust
5.123%, 1M TSFR + 1.450%, 12/15/39 (144A) (a)	1,285,419	1,285,017
9.323%, 1M TSFR + 5.650%, 12/15/39 (144A) (a)	297,000	299,419
FS Trust
5.023%, 1M TSFR + 1.350%, 02/15/41 (144A) (a)	1,980,000	1,976,287
5.128%, 1M TSFR + 1.450%, 03/15/41 (144A) (a)	740,000	739,769
6.923%, 1M TSFR + 3.250%, 02/15/41 (144A) (a)	671,000	669,903
GGP Trust
4.670%, 03/05/43 (144A) (a)	486,000	480,099
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	602,464	$544,170
3.483%, 09/10/37 (144A) (a)	500,000	472,538
5.764%, 1M TSFR + 2.091%, 03/15/28 (144A) (a)	130,000	130,366
6.330%, 1M TSFR + 2.650%, 11/25/41 (144A) (a)	877,000	876,075
GS Mortgage Securities Trust
1.654%, 12/12/53 (144A) (a) (c)	2,920,147	168,785
3.803%, 11/10/52 (a)	60,000	54,071
GWT Trust
5.364%, 1M TSFR + 1.691%, 05/15/41 (144A) (a)	1,862,000	1,862,000
HIH Trust
5.515%, 1M TSFR + 1.842%, 10/15/41 (144A) (a)	694,452	694,452
7.313%, 1M TSFR + 3.640%, 10/15/41 (144A) (a)	166,668	166,668
HILT Commercial Mortgage Trust
5.214%, 1M TSFR + 1.541%, 05/15/37 (144A) (a)	1,946,000	1,944,784
6.113%, 1M TSFR + 2.440%, 05/15/37 (144A) (a)	1,203,000	1,202,248
6.861%, 1M TSFR + 3.189%, 05/15/37 (144A) (a)	815,000	814,491
HLTN Commercial Mortgage Trust
5.314%, 1M TSFR + 1.642%, 06/15/41 (144A) (a)	2,918,633	2,918,633
HTL Commercial Mortgage Trust
10.260%, 05/10/39 (144A) (a)	3,379,000	3,434,205
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (a)	662,050	568,506
INT Commercial Mortgage Trust
4.554%, 11/05/37 (144A) (a)	434,000	432,545
JP Morgan Chase Commercial Mortgage Securities Trust
0.016%, 04/15/46 (a) (c)	1,964,236	1,024
0.750%, 08/15/49 (144A) (a) (c)	5,300,000	6,951
4.930%, 1M TSFR + 1.257%, 06/15/35 (144A) (a)	116,290	75,591
5.880%, 1M TSFR + 2.207%, 07/15/36 (144A) (a)	275,071	189,799
7.462%, 1M TSFR + 3.790%, 04/15/37 (144A) (a)	767,388	748,247
JPMBB Commercial Mortgage Securities Trust
0.405%, 09/15/47 (a) (c)	60,931	1
4.304%, 12/15/48 (144A) (a)	150,000	131,252
JPMDB Commercial Mortgage Securities Trust
0.750%, 12/15/49 (144A) (a) (c)	2,067,000	5,368
JW Commercial Mortgage Trust
5.294%, 1M TSFR + 1.621%, 06/15/39 (144A) (a)	1,410,000	1,410,000
6.861%, 1M TSFR + 3.189%, 06/15/39 (144A) (a)	310,000	309,225
KSL Commercial Mortgage Trust
5.215%, 1M TSFR + 1.542%, 12/15/39 (144A) (a)	5,676,114	5,665,471
Lehman Brothers Small Balance Commercial Mortgage Trust
4.243%, 1M TSFR + 0.564%, 09/25/36 (144A) (a)	125,017	118,792
LEX Mortgage Trust
4.874%, 10/13/33 (144A) (a)	1,711,000	1,703,765
LEX Trust
5.023%, 1M TSFR + 1.350%, 03/15/43 (144A) (a)	443,000	441,062
7.373%, 1M TSFR + 3.700%, 03/15/43 (144A) (a)	2,575,000	2,553,492
LQR Trust
5.273%, 1M TSFR + 1.600%, 01/15/43 (a)	260,000	258,220
7.623%, 1M TSFR + 3.950%, 01/15/43 (a)	772,000	771,286
LSTAR Commercial Mortgage Trust
0.869%, 03/10/50 (144A) (a) (c)	541,551	2,138
MAC Trust
5.373%, 1M TSFR + 1.700%, 10/15/40 (144A) (a)	980,000	977,551
BHFTII-41

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
MAIN Trust
5.373%, 1M TSFR + 1.700%, 01/15/41 (144A) (a)	1,000,000	$999,387
5.673%, 1M TSFR + 2.000%, 01/15/41 (144A) (a)	500,000	499,693
6.123%, 1M TSFR + 2.450%, 01/15/41 (144A) (a)	150,000	149,907
6.823%, 1M TSFR + 3.150%, 01/15/41 (144A) (a)	250,000	249,694
7.923%, 1M TSFR + 4.250%, 01/15/41 (144A) (a)	250,000	249,693
8.923%, 1M TSFR + 5.250%, 01/15/41 (144A) (a)	500,000	499,384
MCR Mortgage Trust
0.920%, 06/12/39 (144A) (c)	2,421,000	14,544
5.924%, 06/12/39 (144A)	520,000	523,704
8.327%, 1M TSFR + 4.654%, 02/15/37 (144A) (a)	350,476	346,648
8.725%, 06/12/39 (144A)	322,000	322,971
MHC Commercial Mortgage Trust
5.888%, 1M TSFR + 2.215%, 04/15/38 (144A) (a)	10,289	10,283
6.388%, 1M TSFR + 2.715%, 04/15/38 (144A) (a)	154,400	154,304
Morgan Stanley Bank of America Merrill Lynch Trust
1.061%, 12/15/47 (144A) † (a) (c)	1,810,000	18
Morgan Stanley Capital I Trust
0.973%, 03/15/52 (a) (c)	2,149,648	50,994
2.121%, 06/15/50 (144A) (a) (c)	1,190,000	26,528
3.000%, 06/15/52 (144A)	97,000	79,976
4.061%, 12/15/50 (a)	4,067,000	3,945,685
MSWF Commercial Mortgage Trust
0.921%, 12/15/56 (a) (c)	8,033,155	433,172
Natixis Commercial Mortgage Securities Trust
4.404%, 06/17/38 (144A)	265,000	259,643
NCMF Trust
7.529%, 06/10/33 (144A) (a)	3,500,000	3,519,053
NJ Trust
6.481%, 01/06/29 (144A) (a)	350,000	362,712
NRTH Commercial Mortgage Trust
5.066%, 1M TSFR + 1.393%, 10/15/40 (144A) (a)	1,300,000	1,298,782
NYC Commercial Mortgage Trust
4.668%, 11/05/38 (144A) (a)	1,067,000	1,062,490
5.416%, 1M TSFR + 1.743%, 10/15/40 (144A) (a)	1,593,000	1,593,498
7.388%, 07/13/42 (144A) (a)	120,000	120,502
NYC Trust
4.790%, 01/10/38 (144A) (a)	1,525,000	1,512,791
NYCT Trust
7.511%, 1M TSFR + 3.838%, 08/15/29 (144A) (a)	198,000	197,938
Olympic Tower Mortgage Trust
0.379%, 05/10/39 (144A) (a) (c)	13,300,000	34,573
3.945%, 05/10/39 (144A) (a)	1,049,000	931,775
One Bryant Park Trust
2.516%, 09/15/54 (144A)	128,000	118,264
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (c)	17,538,712	175
0.090%, 02/10/32 (144A) (a) (c)	3,507,742	4,753
One New York Plaza Trust
6.538%, 1M TSFR + 2.864%, 01/15/36 (144A) (a)	160,000	148,000
ORL Trust
5.165%, 1M TSFR + 1.493%, 12/15/39 (144A) (a)	2,560,000	2,560,000
PENN Commercial Mortgage Trust
6.508%, 08/10/42 (144A) (a)	244,000	253,109
PGA Trust
5.563%, 1M TSFR + 1.891%, 06/15/39 (144A) (a)	1,527,000	1,521,751
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
PLYM Commercial Mortgage Trust
5.823%, 1M TSFR + 2.150%, 03/15/43 (144A) (a)	324,000	$320,774
PRM5 Trust
5.250%, 03/10/33 (144A) (a)	262,000	259,819
ROCK Trust
5.388%, 11/13/41 (144A)	1,116,274	1,134,791
SCG Commercial Mortgage Trust
5.823%, 1M TSFR + 2.150%, 03/15/35 (144A) (a)	100,000	99,875
6.623%, 1M TSFR + 2.950%, 03/15/35 (144A) (a)	581,000	581,644
SCG Mortgage Trust
5.414%, 1M TSFR + 1.741%, 04/15/41 (144A) (a)	2,258,000	2,257,998
SHR Trust
7.273%, 1M TSFR + 3.600%, 10/15/41 (144A) (a)	255,000	254,364
SLG Commercial Mortgage Trust
4.451%, 02/15/39 (144A) (a)	901,000	893,598
SLG Office Trust
6.956%, 04/15/41 (144A) (a)	1,000,000	1,001,953
7.922%, 04/15/41 (144A) (a)	1,500,000	1,503,829
SREIT Trust
6.406%, 1M TSFR + 2.733%, 11/15/36 (144A) (a)	342,700	342,486
TCO Commercial Mortgage Trust
4.915%, 1M TSFR + 1.243%, 12/15/39 (144A) (a)	1,329,000	1,326,923
6.413%, 1M TSFR + 2.741%, 12/15/39 (144A) (a)	100,000	99,875
Thunder Logistics DAC
4.049%, 3M EURIBOR + 2.050%, 11/17/36 (EUR) (a)	62,708	72,516
TYSN Mortgage Trust
6.580%, 12/10/33 (144A) (a)	320,000	332,551
U.K. Logistics DAC
5.395%, SONIA + 1.650%, 05/17/34 (GBP) (a)	123,198	163,049
7.745%, SONIA + 4.000%, 05/17/35 (GBP) (a)	576,455	760,594
UBS Commercial Mortgage Trust
0.977%, 12/15/52 (a) (c)	6,677,228	172,574
1.436%, 10/15/52 (a) (c)	3,893,926	158,994
UNIV Trust
5.323%, 1M TSFR + 1.650%, 11/15/42 (144A) (a)	1,838,000	1,831,544
5.923%, 1M TSFR + 2.250%, 11/15/42 (144A) (a)	143,000	142,500
VEGAS Trust
6.217%, 07/10/36 (144A) (a)	2,388,000	2,390,898
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (a)	1,893,901	1,709,824
2.980%, 02/25/50 (144A) (a)	84,181	68,242
4.240%, 11/25/47 (144A) (a)	66,639	62,665
4.480%, 12/26/51 (144A) (a)	208,323	169,889
5.000%, 11/25/47 (144A) (a)	39,173	35,596
5.100%, 02/25/56 (144A) (a)	1,255,010	1,237,423
5.728%, 04/25/52 (144A) (a)	356,703	322,038
6.700%, 12/25/55 (144A) (a)	195,238	192,386
7.330%, 02/25/55 (144A) (a)	313,598	316,213
9.639%, 01/25/53 (144A) (a)	192,881	183,184
10.150%, 02/25/55 (144A)	108,573	109,376
VRTX Trust
5.487%, 08/05/42 (144A) (a)	970,000	964,623
Wells Fargo Commercial Mortgage Trust
0.091%, 07/15/43 (144A) (a) (c)	5,050,000	39,062
1.390%, 05/15/52 (a) (c)	4,510,931	143,654
1.413%, 08/15/49 (144A) (a) (c)	1,430,000	7,550
BHFTII-42

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
4.954%, 07/15/35 (144A) (a)	421,000	$422,794
6.215%, 07/15/43 (144A)	640,000	656,294
6.432%, 07/15/43 (144A)	407,000	414,017
7.082%, 07/15/43 (144A)	170,000	171,480
		181,419,452
Total Non-Agency Mortgage-Backed Securities (Cost $359,660,528)		345,201,372

Asset-Backed Securities—12.0%
Asset-Backed - Automobile — 0.2%
Asset-Backed European Securitisation Transaction Twenty- Three SARL
3.520%, 1M EURIBOR + 1.600%, 03/21/34 (EUR) (a)	79,087	92,049
Auto ABS Italian Stella Loans SRL
3.607%, 1M EURIBOR + 1.700%, 12/29/36 (EUR) (a)	65,696	76,425
4.207%, 1M EURIBOR + 2.300%, 12/29/36 (EUR) (a)	65,697	76,639
Auto1 Car Funding SARL
5.440%, 1M EURIBOR + 3.500%, 12/15/33 (EUR) (a)	100,000	118,759
Cardiff Auto Receivables Securitisation PLC
5.634%, SONIA + 1.900%, 08/20/31 (GBP) (a)	259,000	344,356
6.334%, SONIA + 2.600%, 08/20/31 (GBP) (a)	197,000	262,553
Dowson PLC
7.684%, SONIA + 3.950%, 08/20/31 (GBP) (a)	500,000	660,839
10.684%, SONIA + 6.950%, 08/20/31 (GBP) (a)	500,000	655,237
Hill FL BV
3.908%, 1M EURIBOR + 1.950%, 10/18/32 (EUR) (a)	80,128	91,693
Huntington Bank Auto Credit-Linked Notes
4.873%, SOFR30A + 1.200%, 09/20/33 (144A) (a)	284,923	285,692
Pony SA
3.140%, 1M EURIBOR + 1.200%, 01/14/33 (EUR) (a)	81,976	94,881
3.590%, 1M EURIBOR + 1.650%, 01/14/33 (EUR) (a)	81,976	95,257
Truist Bank Auto Credit-Linked Notes
4.728%, 09/26/33 (144A)	568,214	568,043
		3,422,423
Asset-Backed - Credit Card — 0.0%
Newday Funding Master Issuer PLC
5.134%, SONIA + 1.400%, 07/15/32 (GBP) (a)	100,000	132,900
5.634%, SONIA + 1.900%, 07/15/32 (GBP) (a)	111,000	147,305
6.384%, SONIA + 2.650%, 07/15/32 (GBP) (a)	246,000	328,164
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
3.747%, 1M EURIBOR + 1.800%, 10/27/42 (EUR) (a)	66,720	77,503
5.947%, 1M EURIBOR + 4.000%, 10/27/42 (EUR) (a)	66,721	77,896
		763,768
Asset-Backed - Home Equity — 1.3%
Ace Securities Corp.
Zero Coupon, 08/15/30	17,090	16,816
ACE Securities Corp. Home Equity Loan Trust
4.053%, 1M TSFR + 0.374%, 05/25/37 (a)	955,327	139,323
4.483%, 1M TSFR + 0.804%, 08/25/35 (a)	213,447	190,443
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
ACE Securities Corp. Mortgage Loan Trust
6.930%, 02/25/38 (144A) (l)	74,173	$64,210
Argent Mortgage Loan Trust
4.273%, 1M TSFR + 0.594%, 05/25/35 (a)	1,446,588	1,227,318
Argent Securities Trust
4.093%, 1M TSFR + 0.414%, 07/25/36 (a)	518,660	138,124
Barclays Mortgage Loan Trust
4.845%, 01/25/56 (144A) (l)	971,009	961,526
Bayview Financial Revolving Asset Trust
4.788%, 1M TSFR + 1.114%, 12/28/40 (144A) (a)	67,272	73,252
Bear Stearns Asset-Backed Securities I Trust
4.273%, 1M TSFR + 0.594%, 06/25/36 (a)	390,033	386,837
4.493%, 1M TSFR + 0.814%, 04/25/37 (a)	2,804,837	2,692,944
5.518%, 1M TSFR + 1.839%, 08/25/34 (a)	1,726	1,708
6.250%, 12/25/35 (l)	1,066,881	1,062,796
6.250%, 02/25/36 (l)	1,327,436	1,378,467
Bear Stearns Asset-Backed Securities Trust
4.353%, 1M TSFR + 0.674%, 04/25/36 (a)	2,049,700	2,066,973
7.184%, 1M TSFR + 5.364%, 06/25/35 (a)	2,142,000	2,201,094
Bear Stearns Structured Products Trust
5.793%, 1M TSFR + 2.114%, 03/25/37 (144A) (a)	134,177	133,895
Citigroup Mortgage Loan Trust, Inc.
3.993%, 1M TSFR + 0.314%, 05/25/37 (a)	1,460,748	996,439
4.063%, 1M TSFR + 0.384%, 05/25/37 (a)	663,536	452,830
Cross Mortgage Trust
5.296%, 11/25/60 (144A) (l)	145,735	145,416
CWABS Asset-Backed Certificates Trust
4.168%, 1M TSFR + 0.489%, 06/25/37 (a)	894,583	868,026
CWHEQ Home Equity Loan Trust
6.155%, 06/25/35	22,960	35,960
Deephaven Residential Mortgage Trust
5.224%, 10/25/55 (144A) (l)	395,785	395,235
FIGRE Trust
5.150%, 11/25/55 (144A) (a)	392,964	390,394
GS Mortgage-Backed Securities Trust
4.899%, 05/25/56 (144A) (l)	2,123,727	2,105,152
5.272%, 05/25/56 (144A) (l)	496,032	491,841
GSAA Home Equity Trust
5.772%, 11/25/36 (a)	152,340	40,340
Home Equity Mortgage Loan Asset-Backed Trust
3.881%, 1M TSFR + 2.139%, 07/25/34 (a)	82,060	79,731
Home Equity Mortgage Trust
5.867%, 07/25/36 (l)	441,030	36,740
Irwin Home Equity Loan Trust
6.530%, 09/25/37 (144A) (l)	3,610	3,607
JP Morgan Mortgage Trust
4.959%, 06/25/56 (144A) (l)	912,151	904,846
MASTR Asset-Backed Securities Trust
4.313%, 1M TSFR + 0.634%, 06/25/36 (144A) (a)	271,556	257,216
4.353%, 1M TSFR + 0.674%, 05/25/37 (a)	621,846	539,004
Morgan Stanley Mortgage Loan Trust
6.463%, 01/25/47 (l)	3,014,818	1,025,987
6.512%, 10/25/36 (l)	263,536	54,663
Option One Mortgage Loan Trust
4.003%, 1M TSFR + 0.324%, 03/25/37 (a)	930,000	803,631
5.860%, 01/25/37 (l)	16,674	16,375
BHFTII-43

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Option One Mortgage Loan Trust
5.866%, 01/25/37 (l)	1,970,357	$1,697,004
RCKT Mortgage Trust
8.005%, 04/25/44 (144A) (a)	1,647,000	1,678,568
9.582%, 04/25/44 (144A) (a)	116,000	119,690
Vista Point Securitization Trust
5.035%, 02/25/56 (144A) (l)	4,620,868	4,576,350
5.226%, 02/25/56 (144A) (l)	860,500	847,801
5.297%, 11/25/55 (144A) (l)	306,143	305,076
Yale Mortgage Loan Trust
4.193%, 1M TSFR + 0.514%, 06/25/37 (144A) (a)	667,796	202,964
		31,806,612
Asset-Backed - Manufactured Housing — 0.3%
BankAmerica Manufactured Housing Contract Trust
7.070%, 02/10/22 (a)	470,000	26,630
7.174%, 11/10/28 (a)	4,000,000	259,868
BCMSC Trust
7.575%, 06/15/30 (a)	1,270,292	67,758
7.830%, 06/15/30 (a)	1,178,847	64,933
8.290%, 06/15/30 (a)	850,435	49,595
Cascade MH Asset Trust
4.000%, 11/25/44 (144A) (a)	1,249,918	1,200,775
Conseco Finance Corp.
6.830%, 04/01/30 (a)	701,664	712,088
7.500%, 03/01/30 (a)	341,442	79,020
7.860%, 03/01/30 (a)	318,830	77,142
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	878,314	148,839
8.060%, 09/01/29 (a)	586,391	66,062
8.200%, 05/01/31	1,604,918	280,169
Credit Suisse First Boston Mortgage Securities Corp.
8.100%, 09/25/31 (a)	164,011	166,023
Credit-Based Asset Servicing & Securitization LLC
6.750%, 10/25/36 (144A) (l)	3,893,606	3,283,982
GreenPoint Manufactured Housing
9.230%, 12/15/29 (a)	194,210	193,649
Lehman ABS Manufactured Housing Contract Trust
6.630%, 04/15/40 (a)	155,392	156,307
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (a)	133,207	48,370
7.620%, 06/15/32 (a)	501,333	506,440
Origen Manufactured Housing Contract Trust
4.987%, 1M TSFR + 1.314%, 10/15/37 (144A) (a)	11,564	11,548
7.820%, 03/15/32 (a)	128,942	129,258
		7,528,456
Asset-Backed - Other — 9.3%
AB BSL CLO 3 Ltd.
4.918%, 3M TSFR + 1.250%, 04/20/38 (144A) (a)	250,000	249,575
Affirm Asset Securitization Trust
4.560%, 10/15/30 (144A)	154,000	153,886
4.930%, 10/15/30 (144A)	100,000	100,134
Affirm Master Trust
4.370%, 02/15/34 (144A)	984,000	980,051
4.670%, 04/16/35 (144A)	781,000	780,913
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
AGL CLO 13 Ltd.
5.318%, 3M TSFR + 1.650%, 10/20/34 (144A) (a)	340,000	$339,415
AGL CLO 20 Ltd.
5.038%, 3M TSFR + 1.370%, 10/20/37 (144A) (a)	430,000	430,187
AGL CLO 21 Ltd.
5.030%, 3M TSFR + 1.360%, 10/21/37 (144A) (a)	250,000	250,002
AGL CLO 42 Ltd.
4.969%, 3M TSFR + 1.300%, 07/22/38 (144A) (a)	250,000	250,050
AGL CLO 6 Ltd.
4.948%, 3M TSFR + 1.280%, 04/20/38 (144A) (a)	750,000	750,122
AGL Core CLO 2 Ltd.
5.128%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	950,000	950,132
AGL Core CLO 4 Ltd.
5.048%, 3M TSFR + 1.380%, 10/20/37 (144A) (a)	860,000	859,977
AIMCO CLO
4.978%, 3M TSFR + 1.310%, 10/17/37 (144A) (a)	470,000	470,166
AIMCO CLO 11 Ltd.
5.008%, 3M TSFR + 1.340%, 07/17/37 (144A) (a)	320,000	320,173
5.318%, 3M TSFR + 1.650%, 07/17/37 (144A) (a)	330,000	329,991
AIMCO CLO 18 Ltd.
5.028%, 3M TSFR + 1.360%, 07/20/37 (144A) (a)	250,000	250,076
AIMCO CLO 21 Ltd.
5.588%, 3M TSFR + 1.920%, 04/18/37 (144A) (a)	250,000	249,936
AMMC CLO 27 Ltd.
4.748%, 3M TSFR + 1.080%, 01/20/37 (144A) (a)	1,340,000	1,338,408
Anchorage Capital CLO 15 Ltd.
5.078%, 3M TSFR + 1.410%, 07/20/38 (144A) (a)	800,000	800,542
Anchorage Capital CLO 17 Ltd.
4.902%, 3M TSFR + 1.230%, 02/15/38 (144A) (a)	1,890,000	1,885,453
Anchorage Capital CLO 18 Ltd.
5.084%, 3M TSFR + 1.412%, 04/15/34 (144A) (a)	250,000	249,883
Anchorage Capital CLO 34 Ltd.
4.943%, 3M TSFR + 1.270%, 01/15/39 (144A) (a)	530,000	529,677
Anchorage Capital CLO 6 Ltd.
5.469%, 3M TSFR + 1.800%, 07/22/38 (144A) (a)	250,000	250,331
Anchorage Capital CLO 7 Ltd.
5.231%, 3M TSFR + 1.560%, 04/28/37 (144A) (a)	830,000	830,132
5.721%, 3M TSFR + 2.050%, 04/28/37 (144A) (a)	1,480,000	1,481,144
7.471%, 3M TSFR + 3.800%, 04/28/37 (144A) (a)	250,000	250,169
Apidos CLO LV
4.932%, 3M TSFR + 1.210%, 01/20/39 (144A) (a)	420,000	418,846
Apidos CLO XLVI Ltd.
5.113%, 3M TSFR + 1.200%, 10/24/38 (144A) (a)	260,000	259,578
AREIT Ltd.
5.359%, 1M TSFR + 1.686%, 05/17/41 (144A) (a)	590,548	590,618
ARES Direct Lending CLO 6 LLC
5.201%, 3M TSFR + 1.450%, 10/16/37 (144A) (a)	560,000	558,505
ARES European CLO XII DAC
3.726%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (a)	297,000	342,508
ARES LIX CLO Ltd.
4.960%, 3M TSFR + 1.292%, 04/25/34 (144A) (a)	250,000	249,936
ARES Loan Funding I Ltd.
4.837%, 3M TSFR + 1.170%, 04/15/39 (144A) (a)	390,000	388,697
ARES Loan Funding III Ltd.
4.938%, 3M TSFR + 1.270%, 07/25/36 (144A) (a)	615,000	614,500
BHFTII-44

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
ARES Loan Funding VIII Ltd.
4.918%, 3M TSFR + 1.250%, 01/24/38 (144A) (a)	780,000	$778,830
ARES LXIII CLO Ltd.
4.982%, 3M TSFR + 1.310%, 10/15/38 (144A) (a)	410,000	410,055
ARES LXXIX CLO Ltd.
4.873%, 3M TSFR + 1.190%, 04/20/39 (144A) (a)	470,000	468,701
ARES XLI CLO Ltd.
5.004%, 3M TSFR + 1.332%, 04/15/34 (144A) (a)	250,000	249,791
ARES XLIV CLO Ltd.
6.422%, 3M TSFR + 2.750%, 04/15/34 (144A) (a)	320,000	308,385
Arini U.S. CLO IV Ltd.
4.931%, 3M TSFR + 1.260%, 01/15/39 (144A) (a)	1,000,000	996,731
Asimi Funding PLC
5.484%, SONIA + 1.750%, 05/16/32 (GBP) (a)	65,826	87,265
5.684%, SONIA + 1.950%, 09/16/31 (GBP) (a)	54,589	72,328
Atlas Senior Loan Fund XX Ltd.
4.818%, 3M TSFR + 1.150%, 10/19/37 (144A) (a)	125,000	125,003
Avoca CLO XXII DAC
3.316%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (a)	150,000	171,987
4.916%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (a)	250,000	285,767
Bain Capital Credit CLO Ltd.
5.118%, 3M TSFR + 1.450%, 10/17/32 (144A) (a)	250,000	249,938
5.192%, 3M TSFR + 1.520%, 07/15/37 (144A) (a)	1,170,000	1,170,353
5.218%, 3M TSFR + 1.550%, 07/19/31 (144A) (a)	500,000	499,751
Ballyrock CLO 15 Ltd.
5.002%, 3M TSFR + 1.330%, 01/15/38 (144A) (a)	1,010,000	1,009,508
Ballyrock CLO 20 Ltd.
5.322%, 3M TSFR + 1.650%, 10/15/36 (144A) (a)	250,000	247,951
Ballyrock CLO 27 Ltd.
5.018%, 3M TSFR + 1.350%, 10/25/37 (144A) (a)	750,000	750,065
Ballyrock CLO 32 Ltd.
4.879%, 3M TSFR + 1.210%, 01/25/39 (144A) (a)	560,000	559,747
5.469%, 3M TSFR + 1.800%, 01/25/39 (144A) (a)	400,000	398,576
Ballyrock CLO Ltd.
5.418%, 3M TSFR + 1.750%, 01/25/38 (144A) (a)	250,000	249,520
6.472%, 3M TSFR + 2.800%, 10/15/36 (144A) (a)	250,000	240,560
Bankers Healthcare Group Securitization Trust
5.170%, 09/17/31 (144A)	74,816	74,790
Barings CLO Ltd.
5.329%, 3M TSFR + 1.662%, 01/20/31 (144A) (a)	89,896	89,898
Barrow Hanley CLO II Ltd.
4.978%, 3M TSFR + 1.310%, 03/31/38 (144A) (a)	270,000	270,108
Battalion CLO 18 Ltd.
5.472%, 3M TSFR + 1.800%, 10/15/36 (144A) (a)	298,000	298,046
Battalion CLO VIII Ltd.
4.668%, 3M TSFR + 1.000%, 07/18/30 (144A) (a)	372,148	372,042
Battalion CLO X Ltd.
4.808%, 3M TSFR + 1.140%, 01/24/35 (144A) (a)	259,526	259,396
BBAM U.S. CLO I Ltd.
4.872%, 3M TSFR + 1.200%, 03/30/38 (144A) (a)	390,000	389,065
BBAM U.S. CLO VI Ltd.
5.058%, 3M TSFR + 1.250%, 01/27/39 (144A) (a)	540,000	540,116
Benefit Street Partners CLO 42 Ltd.
4.968%, 3M TSFR + 1.300%, 10/25/38 (144A) (a)	580,000	579,836
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Benefit Street Partners CLO 44 Ltd.
4.944%, 3M TSFR + 1.220%, 01/15/39 (144A) (a)	430,000	$428,970
Benefit Street Partners CLO 48 Ltd.
4.859%, 3M TSFR + 1.150%, 04/20/38 (144A) (a)	250,000	249,852
Benefit Street Partners CLO XII-B Ltd.
5.042%, 3M TSFR + 1.370%, 10/15/37 (144A) (a)	250,000	249,881
Benefit Street Partners CLO XVI Ltd.
4.988%, 3M TSFR + 1.320%, 01/17/38 (144A) (a)	250,000	250,019
Benefit Street Partners CLO XXV Ltd.
4.672%, 3M TSFR + 1.000%, 01/15/35 (144A) (a)	1,020,000	1,016,430
Bethpage Park CLO Ltd.
6.884%, 3M TSFR + 3.212%, 10/15/36 (144A) (a)	250,000	237,504
BHG Securitization Trust
2.240%, 10/17/34 (144A)	130,000	126,709
Birch Grove CLO 3 Ltd.
4.928%, 3M TSFR + 1.260%, 01/19/38 (144A) (a)	568,000	566,582
Birch Grove CLO 4 Ltd.
5.152%, 3M TSFR + 1.480%, 07/15/37 (144A) (a)	250,000	249,888
BlueMountain CLO Ltd.
4.929%, 3M TSFR + 1.262%, 04/20/31 (144A) (a)	48,918	48,930
5.518%, 3M TSFR + 1.850%, 10/25/30 (144A) (a)	1,280,000	1,280,035
5.531%, 3M TSFR + 1.862%, 10/22/30 (144A) (a)	23,977	23,979
5.614%, 3M TSFR + 1.962%, 08/15/31 (144A) (a)	250,000	250,262
5.679%, 3M TSFR + 2.012%, 10/20/30 (144A) (a)	250,000	250,204
BlueMountain CLO XXII Ltd.
5.434%, 3M TSFR + 1.762%, 07/15/31 (144A) (a)	660,000	661,067
BlueMountain CLO XXVI Ltd.
7.429%, 3M TSFR + 3.762%, 10/20/34 (144A) (a)	250,000	248,322
BlueMountain CLO XXXV Ltd.
5.089%, 3M TSFR + 1.420%, 10/22/37 (144A) (a)	250,000	250,226
BlueMountain EUR CLO DAC
3.766%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (a)	560,000	643,910
BlueMountain Fuji U.S. CLO II Ltd.
5.529%, 3M TSFR + 1.862%, 10/20/30 (144A) (a)	250,000	249,928
Brant Point CLO Ltd.
4.923%, 3M TSFR + 1.260%, 01/20/39 (144A) (a)	1,050,000	1,049,937
6.872%, 3M TSFR + 3.200%, 01/15/38 (144A) (a)	250,000	247,101
Bridge Street CLO VI Ltd.
5.067%, 3M TSFR + 1.280%, 01/15/39 (144A) (a)	640,000	638,952
Brignole Co.
5.919%, 1M EURIBOR + 4.000%, 02/24/42 (EUR) (a)	47,015	54,928
Bryant Park Funding Ltd.
4.872%, 3M TSFR + 1.200%, 04/15/38 (144A) (a)	250,000	249,033
5.000%, 3M TSFR + 1.240%, 01/22/39 (144A) (a)	310,000	308,820
Canyon Capital CLO Ltd.
4.682%, 3M TSFR + 1.010%, 10/15/34 (144A) (a)	600,000	598,507
Canyon CLO Ltd.
5.004%, 3M TSFR + 1.332%, 07/15/31 (144A) (a)	200,318	200,297
5.072%, 3M TSFR + 1.400%, 10/15/37 (144A) (a)	330,000	330,120
5.622%, 3M TSFR + 1.950%, 10/15/37 (144A) (a)	290,000	290,272
5.722%, 3M TSFR + 2.050%, 05/15/37 (144A) (a)	660,000	660,461
Capital Four U.S. CLO II Ltd.
5.568%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	250,000	250,043
Carlyle U.S. CLO Ltd.
4.831%, 3M TSFR + 1.160%, 04/20/39 (144A) (a)	360,000	359,209
BHFTII-45

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle U.S. CLO Ltd.
4.879%, 3M TSFR + 1.220%, 01/20/39 (144A) (a)	600,000	$599,569
5.028%, 3M TSFR + 1.360%, 01/20/38 (144A) (a)	250,000	250,237
5.450%, 3M TSFR + 1.780%, 10/21/37 (144A) (a)	520,000	519,723
Carrington Mortgage Loan Trust
3.953%, 1M TSFR + 0.274%, 10/25/36 (a)	61,908	60,821
C-BASS Trust
4.113%, 1M TSFR + 0.434%, 10/25/36 (a)	131,146	91,835
Cedar Funding VII CLO Ltd.
5.203%, 3M TSFR + 1.280%, 10/20/38 (144A) (a)	250,000	249,822
Cedar Funding XI CLO Ltd.
4.967%, 3M TSFR + 1.300%, 05/29/32 (144A) (a)	250,000	249,795
Cedar Funding XIV CLO Ltd.
5.372%, 3M TSFR + 1.700%, 10/15/37 (144A) (a)	250,000	249,590
Cerberus Loan Funding XLIV LLC
6.022%, 3M TSFR + 2.350%, 01/15/36 (144A) (a)	250,000	250,211
CIFC Funding Ltd.
4.638%, 3M TSFR + 0.970%, 04/19/35 (144A) (a)	1,130,000	1,124,967
4.833%, 3M TSFR + 1.160%, 04/16/39 (144A) (a)	250,000	249,171
4.852%, 3M TSFR + 1.180%, 03/31/38 (144A) (a)	250,000	249,149
4.912%, 3M TSFR + 1.240%, 10/15/38 (144A) (a)	310,000	309,920
4.948%, 3M TSFR + 1.280%, 10/19/38 (144A) (a)	740,000	740,556
4.988%, 3M TSFR + 1.320%, 01/18/38 (144A) (a)	510,000	510,301
5.031%, 3M TSFR + 1.360%, 07/23/37 (144A) (a)	666,207	666,636
5.078%, 3M TSFR + 1.410%, 07/17/37 (144A) (a)	250,000	250,044
5.084%, 3M TSFR + 1.412%, 07/15/36 (144A) (a)	250,000	249,955
5.121%, 3M TSFR + 1.450%, 07/16/37 (144A) (a)	940,000	940,230
5.150%, 3M TSFR + 1.480%, 07/21/37 (144A) (a)	1,090,000	1,090,237
5.220%, 3M TSFR + 1.550%, 04/21/37 (144A) (a)	1,170,000	1,170,087
5.221%, 3M TSFR + 1.550%, 07/16/35 (144A) (a)	500,000	493,744
5.302%, 3M TSFR + 1.650%, 04/25/39 (144A) (a)	250,000	249,185
5.322%, 3M TSFR + 1.650%, 10/15/38 (144A) (a)	1,825,000	1,821,737
5.403%, 3M TSFR + 1.290%, 10/24/38 (144A) (a)	350,000	350,023
5.418%, 3M TSFR + 1.750%, 07/25/37 (144A) (a)	730,000	729,201
5.584%, 3M TSFR + 1.912%, 10/15/34 (144A) (a)	250,000	249,988
5.720%, 3M TSFR + 2.050%, 04/21/37 (144A) (a)	250,000	249,964
Citigroup Mortgage Loan Trust, Inc.
3.963%, 1M TSFR + 0.284%, 07/25/45 (a)	491,815	346,681
7.543%, 1M TSFR + 3.864%, 07/25/37 (a)	4,602,562	4,258,011
Clover CLO LLC
5.198%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	250,000	250,002
Compass Datacenters Issuer II LLC
4.926%, 11/25/50 (144A)	786,000	773,572
Compass Datacenters Issuer III LLC
4.897%, 02/25/56 (144A)	800,000	793,347
5.289%, 02/25/56 (144A)	641,000	627,760
5.436%, 02/25/56 (144A)	597,000	584,724
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
5.079%, 03/20/56 (144A)	529,000	522,129
5.422%, 03/20/56 (144A)	302,000	297,866
5.766%, 12/20/55 (144A)	2,581,000	2,590,902
Countrywide Asset-Backed Certificates
4.013%, 1M TSFR + 0.334%, 12/25/25 (a)	867	5,575
Countrywide Asset-Backed Certificates Trust
4.535%, 04/25/36 (a)	551,495	493,859
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CQS U.S. CLO 5 Ltd.
5.461%, 3M TSFR + 1.650%, 01/17/39 (144A) (a)	250,000	$249,388
CQS U.S. CLO Ltd.
6.318%, 3M TSFR + 2.650%, 01/25/37 (144A) (a)	300,000	300,150
Credit-Based Asset Servicing & Securitization LLC
2.921%, 12/25/36 (l)	125,054	101,890
Crown Point CLO 11 Ltd.
4.928%, 3M TSFR + 1.260%, 02/28/38 (144A) (a)	250,000	249,500
CVC Cordatus Loan Fund IV DAC
3.324%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (a)	250,000	286,950
CWABS Asset-Backed Certificates Trust
4.213%, 1M TSFR + 0.534%, 04/25/46 (a)	504,665	416,446
CWHEQ Revolving Home Equity Loan Trust
3.937%, 1M TSFR + 0.264%, 11/15/36 (a)	44,319	43,802
3.967%, 1M TSFR + 0.294%, 05/15/35 (a)	4,582	4,572
DB Master Finance LLC
4.891%, 08/20/55 (144A)	1,048,372	1,038,384
Diameter Capital CLO 10 Ltd.
4.978%, 3M TSFR + 1.310%, 04/20/38 (144A) (a)	300,000	300,446
Diameter Capital CLO 12 Ltd.
5.156%, 3M TSFR + 1.240%, 10/20/38 (144A) (a)	890,000	888,459
Diameter Capital CLO 13 Ltd.
4.964%, 3M TSFR + 1.230%, 01/20/39 (144A) (a)	750,000	747,578
Diameter Capital CLO 3 Ltd.
5.002%, 3M TSFR + 1.330%, 01/15/38 (144A) (a)	530,000	530,464
Diameter Capital CLO 5 Ltd.
4.912%, 3M TSFR + 1.240%, 01/15/39 (144A) (a)	780,000	779,376
Dryden 113 CLO Ltd.
4.762%, 3M TSFR + 1.090%, 10/15/37 (144A) (a)	500,000	499,355
Dryden 30 Senior Loan Fund
5.614%, 3M TSFR + 1.962%, 11/15/28 (144A) (a)	159,475	159,430
Dryden 65 CLO Ltd.
5.529%, 3M TSFR + 1.862%, 07/18/30 (144A) (a)	250,000	249,980
Dryden 80 CLO Ltd.
5.518%, 3M TSFR + 1.850%, 01/17/33 (144A) (a)	280,000	278,740
Dryden 87 CLO Ltd.
5.406%, 3M TSFR + 1.750%, 08/20/38 (144A) (a)	250,000	250,106
Eaton Vance CLO Ltd.
5.182%, 3M TSFR + 1.510%, 07/15/37 (144A) (a)	250,000	250,180
Edenbrook Mortgage Funding PLC
5.695%, SONIA + 1.950%, 03/22/57 (GBP) (a)	241,132	322,691
6.295%, SONIA + 2.550%, 03/22/57 (GBP) (a)	138,923	187,225
Elevation CLO Ltd.
4.868%, 3M TSFR + 1.200%, 10/20/31 (144A) (a)	250,000	249,254
5.068%, 3M TSFR + 1.400%, 07/25/38 (144A) (a)	500,000	499,735
Elmwood CLO 27 Ltd.
5.618%, 3M TSFR + 1.950%, 04/18/37 (144A) (a)	250,000	250,209
Elmwood CLO 29 Ltd.
5.188%, 3M TSFR + 1.520%, 04/20/37 (144A) (a)	730,000	729,921
Elmwood CLO 30 Ltd.
5.098%, 3M TSFR + 1.430%, 07/17/37 (144A) (a)	390,000	390,507
Elmwood CLO 39 Ltd.
4.808%, 3M TSFR + 1.140%, 04/17/38 (144A) (a)	250,000	249,382
Elmwood CLO I Ltd.
4.780%, 3M TSFR + 1.120%, 04/20/37 (144A) (a)	880,000	878,243
BHFTII-46

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Elmwood CLO II Ltd.
5.018%, 3M TSFR + 1.350%, 10/20/37 (144A) (a)	1,140,000	$1,141,701
5.368%, 3M TSFR + 1.700%, 10/20/37 (144A) (a)	250,000	250,371
Elmwood CLO X Ltd.
5.618%, 3M TSFR + 1.950%, 07/20/38 (144A) (a)	250,000	250,473
Elmwood CLO XII Ltd.
5.032%, 3M TSFR + 1.360%, 10/15/37 (144A) (a)	250,000	250,303
Equity One Mortgage Pass-Through Trust
5.459%, 12/25/33 (a)	2,986,237	2,716,486
Euro-Galaxy III CLO DAC
5.280%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (a)	290,000	334,740
FIGRE Trust
4.982%, 01/25/56 (144A) (a)	795,643	789,105
5.183%, 01/25/56 (144A) (a)	144,312	142,836
First Franklin Mortgage Loan Trust
3.943%, 1M TSFR + 0.264%, 12/25/36 (a)	1,113,095	978,382
4.033%, 1M TSFR + 0.354%, 10/25/36 (a)	123,901	78,912
4.073%, 1M TSFR + 0.394%, 12/25/36 (a)	3,348,985	1,298,775
4.213%, 1M TSFR + 0.534%, 12/25/36 (a)	6,160,668	2,393,492
Flatiron CLO 21 Ltd.
5.028%, 3M TSFR + 1.360%, 10/19/37 (144A) (a)	2,390,000	2,390,124
Flatiron CLO 25 Ltd.
5.268%, 3M TSFR + 1.600%, 10/17/37 (144A) (a)	250,000	250,143
Fortuna Consumer Loan ABS DAC
3.598%, 1M EURIBOR + 1.650%, 10/18/34 (EUR) (a)	73,333	85,049
6.048%, 1M EURIBOR + 4.100%, 10/18/34 (EUR) (a)	219,998	257,369
Foundation Finance Trust
2.190%, 01/15/42 (144A)	290,686	277,017
4.930%, 03/15/50 (144A)	179,784	179,578
4.950%, 04/15/50 (144A)	484,687	485,653
5.680%, 04/15/52 (144A)	138,000	137,431
8.350%, 04/15/52 (144A)	300,000	295,497
Fremont Home Loan Trust
4.073%, 1M TSFR + 0.394%, 02/25/37 (a)	548,856	411,682
FTA Consumo Santander
3.333%, 3M EURIBOR + 1.300%, 07/20/38 (EUR) (a)	63,944	74,040
3.683%, 3M EURIBOR + 1.650%, 07/20/38 (EUR) (a)	63,944	73,967
Golden Bar Securitisation SRL
3.608%, 3M EURIBOR + 1.500%, 09/22/43 (EUR) (a)	151,341	175,820
Golden Ray SA - Compartment 1
3.947%, 1M EURIBOR + 2.000%, 12/27/57 (EUR) (a)	100,000	114,645
GoldenTree Loan Management U.S. CLO 11 Ltd.
4.748%, 3M TSFR + 1.080%, 10/20/34 (144A) (a)	910,000	909,935
GoldenTree Loan Management U.S. CLO 25 Ltd.
4.988%, 3M TSFR + 1.320%, 04/20/37 (144A) (a)	250,000	250,216
Goldman Home Improvement Trust Issuer Trust
1.970%, 06/25/51 (144A)	199,541	192,473
Golub Capital Partners CLO 17 Ltd.
5.130%, 3M TSFR + 1.470%, 02/09/39 (144A) (a)	1,080,000	1,076,685
Golub Capital Partners CLO 19B-R3 Ltd.
5.037%, 3M TSFR + 1.150%, 10/20/36 (144A) (a)	640,000	639,022
Golub Capital Partners CLO 43B Ltd.
5.008%, 3M TSFR + 1.340%, 10/20/37 (144A) (a)	250,000	249,880
Golub Capital Partners CLO 44M Ltd.
5.240%, 3M TSFR + 1.570%, 10/21/38 (144A) (a)	2,710,000	2,694,428
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Golub Capital Partners CLO 50B-R Ltd.
5.168%, 3M TSFR + 1.500%, 04/20/35 (144A) (a)	340,000	$338,560
Golub Capital Partners CLO 52 B R Ltd.
5.668%, 3M TSFR + 2.000%, 04/20/37 (144A) (a)	250,000	249,953
Golub Capital Partners CLO 77 B Ltd.
4.918%, 3M TSFR + 1.250%, 01/25/38 (144A) (a)	298,333	298,110
Golub Capital Partners CLO 78M Ltd.
5.050%, 3M TSFR + 1.380%, 04/21/39 (144A) (a)	250,000	247,460
GoodLeap Home Improvement Solutions Trust
5.000%, 10/20/49 (144A)	1,738,251	1,730,517
5.350%, 10/20/46 (144A)	186,758	188,229
Great Lakes CLO IX Ltd.
5.222%, 3M TSFR + 1.550%, 01/15/39 (144A) (a)	560,000	558,319
GreenSky Home Improvement Issuer Trust
4.520%, 12/27/60 (144A)	647,733	646,934
Hermitage PLC
5.333%, SONIA + 1.600%, 04/21/33 (GBP) (a)	47,503	62,901
6.083%, SONIA + 2.350%, 04/21/33 (GBP) (a)	41,669	55,387
7.633%, SONIA + 3.900%, 04/21/33 (GBP) (a)	50,003	66,942
Home Partners of America Trust
3.799%, 12/17/26 (144A)	1,358,432	1,338,493
Honey Hill Park CLO Ltd.
4.870%, 3M TSFR + 1.150%, 04/24/39 (144A) (a)	250,000	249,972
Invesco Euro CLO V DAC
5.816%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (a)	100,000	110,509
Ivy Hill Middle Market Credit Fund XVIII Ltd.
5.249%, 3M TSFR + 1.580%, 01/22/37 (144A) (a)	1,150,000	1,147,165
Jersey Mike's Funding LLC
5.481%, 02/15/56 (144A)	2,309,000	2,269,247
Kennedy Lewis CLO 12 Ltd.
5.668%, 3M TSFR + 2.000%, 07/20/38 (144A) (a)	250,000	250,367
Kennedy Lewis CLO 13 Ltd.
4.796%, 3M TSFR + 1.140%, 01/20/38 (144A) (a)	770,000	765,510
Kennedy Lewis CLO 4 Ltd.
5.098%, 3M TSFR + 1.430%, 07/20/37 (144A) (a)	380,000	380,374
KKR CLO 21 Ltd.
4.934%, 3M TSFR + 1.262%, 04/15/31 (144A) (a)	32,115	32,125
KKR CLO 27 Ltd.
4.782%, 3M TSFR + 1.110%, 01/15/35 (144A) (a)	477,777	477,307
KKR CLO 28 Ltd.
4.791%, 3M TSFR + 1.120%, 02/09/35 (144A) (a)	280,000	279,805
KKR CLO 30 Ltd.
5.518%, 3M TSFR + 1.850%, 04/17/37 (144A) (a)	250,000	250,067
KKR CLO 34 Ltd.
4.772%, 3M TSFR + 1.100%, 07/15/34 (144A) (a)	540,000	539,463
KKR CLO 54 Ltd.
4.992%, 3M TSFR + 1.320%, 01/15/38 (144A) (a)	250,000	250,018
KKR Financial CLO Ltd.
5.085%, 3M TSFR + 1.250%, 10/15/38 (144A) (a)	250,000	249,750
Knollwood CDO Ltd.
9.950%, PRIME + 3.200%, 01/10/39 (144A) † (a)	1,509,674	151
LCM 29 Ltd.
5.004%, 3M TSFR + 1.332%, 04/15/31 (144A) (a)	134,774	134,760
LCM 31 Ltd.
4.948%, 3M TSFR + 1.280%, 07/20/34 (144A) (a)	390,000	390,097
BHFTII-47

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
LCM 32 Ltd.
5.629%, 3M TSFR + 1.962%, 07/20/34 (144A) (a)	250,000	$249,787
LCM 34 Ltd.
5.368%, 3M TSFR + 1.700%, 10/20/34 (144A) (a)	750,000	749,476
Lehman ABS Mortgage Loan Trust
3.883%, 1M TSFR + 0.204%, 06/25/37 (144A) (a)	112,953	74,714
Lendmark Funding Trust
4.510%, 05/21/35 (144A)	1,193,000	1,184,725
4.830%, 05/21/35 (144A)	197,000	194,735
5.040%, 05/21/35 (144A)	100,000	98,961
5.690%, 02/21/34 (144A)	100,000	100,079
LMRE SFR1 Trust
4.500%, 12/17/42 (144A)	440,000	428,296
Loanpal Solar Loan Ltd.
2.290%, 01/20/48 (144A)	631,271	522,408
2.750%, 07/20/47 (144A)	682,569	567,604
Long Beach Mortgage Loan Trust
4.093%, 1M TSFR + 0.414%, 06/25/36 (a)	431,994	201,439
4.113%, 1M TSFR + 0.434%, 08/25/36 (a)	474,092	185,773
M&T Bank RV Trust
4.350%, 01/15/46 (144A)	492,904	487,328
Madison Park Funding LI Ltd.
4.898%, 3M TSFR + 1.230%, 10/19/38 (144A) (a)	250,000	249,345
Madison Park Funding LXVII Ltd.
5.718%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	640,000	640,656
Madison Park Funding LXXI Ltd.
4.811%, 3M TSFR + 1.140%, 04/23/38 (144A) (a)	250,000	248,677
Madison Park Funding XXX Ltd.
5.421%, 3M TSFR + 1.750%, 07/16/37 (144A) (a)	250,000	250,000
Mariner Finance Issuance Trust
4.590%, 11/22/38 (144A)	1,026,000	1,020,956
4.680%, 11/20/36 (144A)	400,000	375,376
6.360%, 11/20/38 (144A)	183,000	186,337
Menlo CLO IV Ltd.
4.890%, 3M TSFR + 1.210%, 03/20/39 (144A) (a)	250,000	249,991
Merrill Lynch First Franklin Mortgage Loan Trust
4.273%, 1M TSFR + 0.594%, 05/25/37 (a)	3,720,871	2,721,388
Mill City Solar Loan Ltd.
3.690%, 07/20/43 (144A)	734,791	665,003
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	91,595	80,760
2.880%, 09/20/40 (144A)	84,768	75,055
Neuberger Berman CLO XXI Ltd.
4.988%, 3M TSFR + 1.320%, 01/20/39 (144A) (a)	1,440,000	1,440,886
Neuberger Berman Loan Advisers CLO 36R Ltd.
4.938%, 3M TSFR + 1.270%, 07/20/39 (144A) (a)	1,900,000	1,900,422
Neuberger Berman Loan Advisers CLO 46 Ltd.
5.168%, 3M TSFR + 1.500%, 01/20/37 (144A) (a)	250,000	249,666
Neuberger Berman Loan Advisers CLO 51 Ltd.
6.468%, 3M TSFR + 2.800%, 10/23/36 (144A) (a)	250,000	247,522
New Mountain CLO 3 Ltd.
4.998%, 3M TSFR + 1.330%, 10/20/38 (144A) (a)	250,000	249,801
New Mountain CLO 8 Ltd.
5.133%, 3M TSFR + 1.270%, 10/20/38 (144A) (a)	250,000	249,701
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.193%, 1M TSFR + 0.514%, 10/25/36 (144A) (a)	39,732	82,092
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Noria DE
3.590%, 1M EURIBOR + 1.650%, 02/25/43 (EUR) (a)	72,538	$84,099
5.490%, 1M EURIBOR + 3.550%, 02/25/43 (EUR) (a)	72,538	84,675
Oak Hill Credit Partners X-R Ltd.
4.798%, 3M TSFR + 1.130%, 04/20/38 (144A) (a)	590,000	588,174
Oceana Australian Fixed Income Trust
10.500%, 07/31/28 (AUD) † (f) (g)	639,000	434,838
12.500%, 07/31/26 (AUD) † (f) (g)	456,000	316,190
12.500%, 07/31/27 (AUD) † (f) (g)	759,000	532,208
OCP CLO Ltd.
4.770%, 3M TSFR + 1.100%, 11/26/37 (144A) (a)	166,667	166,673
4.818%, 3M TSFR + 1.150%, 04/20/39 (144A) (a)	250,000	249,000
4.918%, 3M TSFR + 1.250%, 05/21/38 (144A) (a)	300,000	299,847
4.968%, 3M TSFR + 1.300%, 10/24/38 (144A) (a)	250,000	250,152
5.010%, 3M TSFR + 1.340%, 11/26/37 (144A) (a)	430,000	430,065
5.018%, 3M TSFR + 1.350%, 10/20/37 (144A) (a)	250,000	250,042
5.047%, 3M TSFR + 1.200%, 10/15/38 (144A) (a)	260,000	259,029
5.068%, 3M TSFR + 1.400%, 07/20/37 (144A) (a)	250,000	250,021
5.101%, 3M TSFR + 1.230%, 10/15/38 (144A) (a)	250,000	249,847
5.330%, 3M TSFR + 1.662%, 04/26/31 (144A) (a)	25,599	25,587
5.547%, 3M TSFR + 1.700%, 10/15/38 (144A) (a)	250,000	248,108
6.297%, 3M TSFR + 2.450%, 10/15/38 (144A) (a)	250,000	246,848
6.368%, 3M TSFR + 2.700%, 04/20/38 (144A) (a)	250,000	248,687
OHA Credit Funding 10-R Ltd.
4.928%, 3M TSFR + 1.260%, 07/18/37 (144A) (a)	380,000	380,057
OHA Credit Funding 17-R Ltd.
4.808%, 3M TSFR + 1.140%, 04/20/39 (144A) (a)	490,000	488,187
OHA Credit Funding 3 Ltd.
4.988%, 3M TSFR + 1.320%, 01/20/38 (144A) (a)	300,000	300,210
OHA Credit Funding 7 Ltd.
4.948%, 3M TSFR + 1.280%, 07/19/38 (144A) (a)	800,000	800,043
OHA Credit Partners XI Ltd.
5.128%, 3M TSFR + 1.460%, 04/20/37 (144A) (a)	540,000	540,174
OHA Loan Funding Ltd.
4.918%, 3M TSFR + 1.250%, 10/19/38 (144A) (a)	310,000	310,000
5.128%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	610,000	610,217
OHS Issuer LLC
5.980%, 02/25/61 (144A)	1,205,994	1,182,383
OneMain Financial Issuance Trust
5.790%, 05/14/41 (144A)	2,497,000	2,613,865
Owl Rock CLO III Ltd.
5.518%, 3M TSFR + 1.850%, 04/20/36 (144A) (a)	250,000	250,075
Owl Rock CLO VII LLC
5.068%, 3M TSFR + 1.400%, 04/20/38 (144A) (a)	250,000	248,154
Owl Rock CLO XVIII LLC
5.368%, 3M TSFR + 1.700%, 07/24/36 (144A) (a)	460,000	459,379
OZLM XIX Ltd.
4.663%, 3M TSFR + 1.000%, 01/15/35 (144A) (a)	420,000	420,042
5.263%, 3M TSFR + 1.600%, 01/15/35 (144A) (a)	250,000	248,040
OZLM XVIII Ltd.
5.484%, 3M TSFR + 1.812%, 04/15/31 (144A) (a)	463,456	463,579
Palmer Square CLO Ltd.
4.903%, 3M TSFR + 1.250%, 08/14/38 (144A) (a)	250,000	250,074
5.227%, 3M TSFR + 1.270%, 10/20/38 (144A) (a)	250,000	249,499
5.557%, 3M TSFR + 1.600%, 10/20/38 (144A) (a)	340,000	340,118
BHFTII-48

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Palmer Square Loan Funding Ltd.
4.660%, 3M TSFR + 0.950%, 01/15/34 (144A) (a)	680,000	$679,389
Park Blue CLO Ltd.
5.008%, 3M TSFR + 1.340%, 01/25/38 (144A) (a)	250,000	249,874
5.255%, 3M TSFR + 1.310%, 10/25/38 (144A) (a)	250,000	249,795
6.081%, 3M TSFR + 2.000%, 10/20/38 (144A) (a)	530,000	530,461
PCL Funding IX PLC
5.034%, SONIA + 1.300%, 07/16/29 (GBP) (a)	100,000	132,698
Pikes Peak CLO Ltd.
4.888%, 3M TSFR + 1.220%, 10/20/38 (144A) (a)	250,000	249,819
Planet Fitness Master Issuer LLC
5.649%, 12/06/55 (144A)	880,000	868,765
Point Au Roche Park CLO Ltd.
6.109%, 3M TSFR + 2.450%, 01/20/39 (144A) (a)	500,000	468,872
Point Broadband Funding LLC
8.156%, 07/20/55 (144A)	1,276,000	1,300,612
Post CLO Ltd.
4.968%, 3M TSFR + 1.300%, 10/20/38 (144A) (a)	270,000	269,854
5.368%, 3M TSFR + 1.700%, 10/20/38 (144A) (a)	270,000	270,734
6.518%, 3M TSFR + 2.850%, 10/20/38 (144A) (a)	250,000	243,337
Progress Residential Trust
3.436%, 05/17/26 (144A)	1,070,000	1,066,242
3.666%, 12/17/40 (144A)	288,468	276,402
4.053%, 11/17/40 (144A)	221,000	214,331
4.608%, 12/17/40 (144A)	1,165,477	1,141,073
QTS Issuer ABS II LLC
5.044%, 10/05/55 (144A)	1,142,000	1,118,609
5.848%, 01/05/56 (144A)	399,000	390,708
6.178%, 03/05/56 (144A)	609,000	608,951
6.729%, 01/05/56 (144A)	181,000	179,137
Quarzo SRL
4.450%, 3M EURIBOR + 2.300%, 06/15/41 (EUR) (a)	59,514	69,445
5.850%, 3M EURIBOR + 3.700%, 06/15/41 (EUR) (a)	59,514	69,323
Rad CLO 14 Ltd.
5.104%, 3M TSFR + 1.432%, 01/15/35 (144A) (a)	540,000	539,411
Rad CLO 21 Ltd.
4.738%, 3M TSFR + 1.070%, 01/25/37 (144A) (a)	710,000	707,870
Rad CLO 27 Ltd.
5.372%, 3M TSFR + 1.700%, 01/15/38 (144A) (a)	2,000,000	1,997,514
Regatta 30 Funding Ltd.
4.988%, 3M TSFR + 1.320%, 01/25/38 (144A) (a)	530,000	530,345
Regatta 35 Funding Ltd.
4.962%, 3M TSFR + 1.290%, 10/15/38 (144A) (a)	990,000	988,709
Regatta XVII Funding Ltd.
5.052%, 3M TSFR + 1.380%, 10/15/37 (144A) (a)	250,000	250,131
Regatta XVIII Funding Ltd.
4.832%, 3M TSFR + 1.160%, 04/15/38 (144A) (a)	200,725	200,124
Regatta XXV Funding Ltd.
5.012%, 3M TSFR + 1.340%, 07/15/38 (144A) (a)	960,000	960,928
Regatta XXVII Funding Ltd.
5.198%, 3M TSFR + 1.530%, 04/26/37 (144A) (a)	850,000	850,434
Regional Management Issuance Trust
1.900%, 08/15/33 (144A)	173,000	168,252
3.875%, 10/17/33 (f) (g)	3,710,000	3,645,075
4.590%, 11/16/37 (144A)	1,447,000	1,431,096
5.110%, 12/15/33 (144A)	261,000	262,001
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Regional Management Issuance Trust
7.460%, 07/15/36 (144A)	102,000	$104,044
Republic Finance Issuance Trust
4.590%, 11/20/34 (144A)	1,292,000	1,286,273
Retained Vantage Data Centers Issuer LLC
5.091%, 08/15/50 (144A)	945,000	924,036
Rockford Tower CLO Ltd.
4.768%, 3M TSFR + 1.100%, 04/20/34 (144A) (a)	250,000	249,697
4.786%, 3M TSFR + 1.130%, 08/20/32 (144A) (a)	135,161	135,328
4.960%, 3M TSFR + 1.300%, 03/31/38 (144A) (a)	380,000	380,094
5.029%, 3M TSFR + 1.362%, 04/20/34 (144A) (a)	856,000	855,070
5.119%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	426	426
5.579%, 3M TSFR + 1.912%, 07/20/34 (144A) (a)	250,000	250,115
6.830%, 3M TSFR + 3.170%, 03/31/38 (144A) (a)	250,000	245,327
Romark CLO II Ltd.
4.808%, 3M TSFR + 1.140%, 07/25/31 (144A) (a)	36,020	36,019
RR 19 Ltd.
5.222%, 3M TSFR + 1.550%, 04/15/40 (144A) (a)	250,000	247,882
RR 32 Ltd.
5.032%, 3M TSFR + 1.360%, 10/15/39 (144A) (a)	1,860,000	1,860,398
RR 38 Ltd.
4.822%, 3M TSFR + 1.150%, 04/15/40 (144A) (a)	1,620,000	1,615,305
RR 41 Ltd.
5.214%, 3M TSFR + 1.250%, 10/15/40 (144A) (a)	250,000	249,448
RR 5 Ltd.
5.172%, 3M TSFR + 1.500%, 07/15/39 (144A) (a)	250,000	250,122
5.622%, 3M TSFR + 1.950%, 07/15/39 (144A) (a)	250,000	250,174
RR 8 Ltd.
4.902%, 3M TSFR + 1.230%, 01/15/39 (144A) (a)	610,000	609,147
Sagard-Halseypoint CLO 10 Ltd.
5.018%, 3M TSFR + 1.350%, 10/20/38 (144A) (a)	2,070,000	2,072,702
Sagard-Halseypoint CLO 9 Ltd.
4.958%, 3M TSFR + 1.290%, 04/20/38 (144A) (a)	510,000	508,529
Sandstone Peak III Ltd.
5.298%, 3M TSFR + 1.630%, 04/25/37 (144A) (a)	250,000	250,158
Sandstone Peak IV Ltd.
4.949%, 3M TSFR + 1.290%, 01/20/39 (144A) (a)	530,000	529,083
5.709%, 3M TSFR + 2.050%, 01/20/39 (144A) (a)	250,000	250,390
6.759%, 3M TSFR + 3.100%, 01/20/39 (144A) (a)	250,000	245,617
Saxon Asset Securities Trust
2.687%, 08/25/35 (l)	164,114	127,724
SC Germany SA Compartment Consumer
3.340%, 1M EURIBOR + 1.400%, 05/14/38 (EUR) (a)	100,000	115,659
3.640%, 1M EURIBOR + 1.700%, 05/14/38 (EUR) (a)	100,000	115,825
3.690%, 1M EURIBOR + 1.750%, 12/14/38 (EUR) (a)	100,000	116,065
Securitized Asset-Backed Receivables LLC Trust
4.233%, 1M TSFR + 0.554%, 01/25/37 (a)	82,000	62,571
Service Experts Issuer LLC
2.670%, 02/02/32 (144A)	217,811	214,258
6.390%, 11/20/35 (144A)	418,455	426,818
SG Mortgage Securities Trust
4.213%, 1M TSFR + 0.534%, 10/25/36 (a)	570,000	460,748
Signal Peak CLO 11 Ltd.
5.118%, 3M TSFR + 1.450%, 07/18/37 (144A) (a)	470,000	470,447
Signal Peak CLO 12 Ltd.
5.068%, 3M TSFR + 1.400%, 07/18/37 (144A) (a)	250,000	250,102
BHFTII-49

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Signal Peak CLO 5 Ltd.
5.218%, 3M TSFR + 1.550%, 04/25/37 (144A) (a)	270,000	$270,042
Signal Peak CLO 9 Ltd.
5.030%, 3M TSFR + 1.360%, 01/21/38 (144A) (a)	250,000	250,513
Silver Point CLO 13 Ltd.
5.180%, 3M TSFR + 1.250%, 10/15/38 (144A) (a)	820,000	819,029
Silver Point CLO 3 Ltd.
5.009%, 3M TSFR + 1.260%, 01/18/39 (144A) (a)	820,000	816,859
Silver Point CLO 8 Ltd.
4.882%, 3M TSFR + 1.210%, 04/15/38 (144A) (a)	1,080,000	1,078,938
Silver Point SCF CLO V Ltd.
5.168%, 3M TSFR + 1.500%, 04/20/38 (144A) (a)	950,000	947,847
Sixth Street CLO IX Ltd.
5.050%, 3M TSFR + 1.380%, 07/21/37 (144A) (a)	300,000	300,125
Sixth Street CLO XVI Ltd.
4.832%, 3M TSFR + 1.170%, 01/21/39 (144A) (a)	1,160,000	1,156,889
Sixth Street CLO XXII Ltd.
4.800%, 3M TSFR + 1.130%, 04/21/38 (144A) (a)	280,000	278,911
SoFi Consumer Loan Program Trust
4.400%, 02/25/36 (144A)	2,462,000	2,461,955
4.900%, 02/25/36 (144A)	259,000	258,737
5.200%, 02/25/36 (144A)	259,000	258,671
5.560%, 02/25/36 (144A)	230,000	229,746
SoFi Personal Loan Trust
Zero Coupon, 02/12/31	23,003	442,371
6.060%, 02/12/31 (144A)	292,479	292,755
Soundview Home Loan Trust
4.318%, 1M TSFR + 0.639%, 01/25/37 (a)	3,401,410	3,556,913
4.588%, 1M TSFR + 0.909%, 01/25/35 (a)	12,255	10,680
4.813%, 1M TSFR + 1.134%, 11/25/35 (a)	158,500	135,677
Subway Funding LLC
6.268%, 07/30/54 (144A)	826,537	833,718
Summit Issuer LLC
5.208%, 11/20/55 (144A)	837,000	834,899
Switch ABS Issuer LLC
5.609%, 03/27/56 (144A)	451,000	450,048
Symphony CLO 43 Ltd.
5.192%, 3M TSFR + 1.520%, 04/15/37 (144A) (a)	250,000	250,009
Symphony CLO Ltd.
5.618%, 3M TSFR + 1.950%, 07/24/38 (144A) (a)	250,000	250,549
Symphony CLO XX Ltd.
5.221%, 3M TSFR + 1.550%, 01/16/32 (144A) (a)	250,000	249,625
Symphony CLO XXIX Ltd.
5.322%, 3M TSFR + 1.650%, 10/15/35 (144A) (a)	360,000	360,391
Taco Bell Funding LLC
4.821%, 08/25/55 (144A)	1,192,000	1,173,687
TCI-Symphony CLO Ltd.
4.933%, 3M TSFR + 1.282%, 10/13/32 (144A) (a)	85,880	85,926
Thayer Park CLO Ltd.
4.668%, 3M TSFR + 1.000%, 04/20/34 (144A) (a)	250,000	249,488
TICP CLO VI Ltd.
5.054%, 3M TSFR + 1.382%, 01/15/34 (144A) (a)	820,000	819,893
TICP CLO XI Ltd.
5.718%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	260,000	260,262
Trestles CLO III Ltd.
5.058%, 3M TSFR + 1.390%, 10/20/37 (144A) (a)	250,000	250,083
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Trestles CLO IV Ltd.
5.071%, 3M TSFR + 1.280%, 10/30/38 (144A) (a)	1,170,000	$1,169,850
Trestles CLO IX Ltd.
5.130%, 3M TSFR + 1.260%, 01/15/39 (144A) (a)	610,000	608,035
Trestles CLO VII Ltd.
5.048%, 3M TSFR + 1.380%, 10/25/37 (144A) (a)	250,000	249,880
Trestles CLO VIII Ltd.
4.998%, 3M TSFR + 1.330%, 06/11/35 (144A) (a)	270,000	270,118
Tricon Residential Trust
3.692%, 07/17/38 (144A)	795,000	789,436
4.133%, 07/17/38 (144A)	639,000	634,003
Trimaran Cavu Ltd.
5.091%, 3M TSFR + 1.420%, 07/23/37 (144A) (a)	280,000	280,001
Trimaran CAVU Ltd.
4.938%, 3M TSFR + 1.270%, 03/20/38 (144A) (a)	250,000	249,485
Trinitas CLO XIV Ltd.
5.368%, 3M TSFR + 1.700%, 01/25/34 (144A) (a)	560,000	559,600
Trinitas CLO XVIII Ltd.
4.888%, 3M TSFR + 1.220%, 01/20/35 (144A) (a)	250,000	249,668
Trinitas CLO XXI Ltd.
6.568%, 3M TSFR + 2.900%, 04/20/38 (144A) (a)	430,000	427,139
Trinitas CLO XXVIII Ltd.
5.218%, 3M TSFR + 1.550%, 04/25/37 (144A) (a)	250,000	250,000
Trinitas CLO XXXV Ltd.
6.172%, 3M TSFR + 2.500%, 01/22/39 (144A) (a)	285,000	282,368
U.S. Bank NA
4.959%, 12/25/46 (144A)	1,184,000	1,178,490
Unity-Peace Park CLO Ltd.
6.513%, 3M TSFR + 2.850%, 04/20/35 (144A) (a)	750,000	709,964
UPG HI Issuer Trust
5.000%, 09/25/47 (144A)	366,922	364,779
Upgrade Master Pass-Thru Trust
4.244%, 03/15/34 (144A)	381,388	380,805
4.546%, 11/15/32 (144A)	690,692	690,807
4.611%, 10/15/32 (144A)	271,157	271,205
4.979%, 11/15/32 (144A)	501,000	500,756
5.250%, 12/15/33 (144A)	370,000	368,140
5.254%, 09/15/32 (144A)	126,000	125,824
Upland CLO Ltd.
5.579%, 3M TSFR + 1.912%, 04/20/31 (144A) (a)	153,565	153,671
UPX HIL Issuer Trust
5.160%, 01/25/47 (144A)	1,048,594	1,044,241
Vantage Data Centers Jersey Borrower SPV Ltd.
6.172%, 05/28/39 (GBP)	480,000	636,736
VB-S1 Issuer LLC
4.693%, 03/15/56 (144A)	2,072,000	2,035,833
5.193%, 03/15/56 (144A)	380,000	373,614
Venture 32 CLO Ltd.
4.999%, 3M TSFR + 1.332%, 07/18/31 (144A) (a)	28,225	28,218
Verdelite Static CLO Ltd.
4.798%, 3M TSFR + 1.130%, 07/20/32 (144A) (a)	234,497	234,398
VOLT CVI LLC
6.734%, 12/26/51 (144A) (l)	814,965	815,342
Voya CLO Ltd.
4.838%, 3M TSFR + 1.170%, 04/20/38 (144A) (a)	250,000	249,208
4.868%, 3M TSFR + 1.200%, 07/20/32 (144A) (a)	738,696	739,128
BHFTII-50

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Voya CLO Ltd.
4.900%, 3M TSFR + 1.232%, 04/25/31 (144A) (a)	9,389	$9,389
5.218%, 3M TSFR + 1.550%, 04/20/38 (144A) (a)	250,000	247,014
5.372%, 3M TSFR + 1.700%, 10/15/38 (144A) (a)	765,000	767,211
Voya Euro CLO V DAC
3.766%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (a)	340,000	392,249
Washington Mutual Asset-Backed Certificates WMABS Trust
4.103%, 1M TSFR + 0.424%, 10/25/36 (a)	459,526	354,242
4.153%, 1M TSFR + 0.474%, 09/25/36 (a)	1,580,117	395,413
Wellington Management CLO 5 Ltd.
5.611%, 3M TSFR + 1.650%, 10/18/38 (144A) (a)	250,000	249,502
Whetstone Park CLO Ltd.
6.829%, 3M TSFR + 3.162%, 01/20/35 (144A) (a)	250,000	235,096
Whitebox CLO I Ltd.
4.848%, 3M TSFR + 1.180%, 01/24/37 (144A) (a)	580,000	578,481
8.968%, 3M TSFR + 5.300%, 01/24/37 (144A) (a)	250,000	242,882
Whitebox CLO III Ltd.
6.522%, 3M TSFR + 2.850%, 10/15/35 (144A) (a)	250,000	243,652
9.322%, 3M TSFR + 5.650%, 10/15/35 (144A) (a)	250,000	239,501
Wildwood Park CLO Ltd.
5.028%, 3M TSFR + 1.360%, 10/20/37 (144A) (a)	250,000	250,095
Wireless PropCo Funding LLC
4.300%, 06/25/55 (144A)	2,718,000	2,576,768
		229,906,951
Asset-Backed - Student Loan — 0.9%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	99,938	91,222
2.720%, 06/25/52 (144A)	55,438	51,287
Navient Private Education Loan Trust
4.687%, 1M TSFR + 1.014%, 11/15/68 (144A) (a)	142,380	142,072
Navient Private Education Refi Loan Trust
2.610%, 04/15/60 (144A)	127,111	113,565
2.690%, 07/15/69 (144A)	450,000	389,017
3.480%, 04/15/60 (144A)	336,507	313,615
5.660%, 10/15/72 (144A)	662,303	671,543
Navient Refinance Loan Trust
4.720%, 09/15/55 (144A)	909,889	903,896
4.800%, 10/15/55 (144A)	636,149	632,772
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,102,119	1,865,816
2.680%, 04/20/62 (144A)	3,120,000	2,809,909
2.850%, 04/20/62 (144A)	3,661,000	3,312,612
2.900%, 04/20/62 (144A)	1,640,000	1,478,999
3.360%, 04/20/62 (144A)	110,000	97,239
3.500%, 04/20/62 (144A)	170,000	148,946
3.570%, 04/20/62 (144A)	142,000	125,439
3.750%, 04/20/62 (144A)	277,000	248,043
4.380%, 04/20/62 (144A)	100,000	87,662
4.440%, 04/20/62 (144A)	160,000	142,499
4.750%, 04/20/62 (144A)	260,000	234,284
4.772%, SOFR30A + 1.100%, 03/15/57 (144A) (a)	897,168	894,935
4.930%, 04/20/62 (144A)	374,000	341,046
5.023%, SOFR30A + 1.350%, 06/22/65 (144A) (a)	1,010,686	1,017,772
5.820%, 06/22/65 (144A)	640,000	624,201
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Nelnet Student Loan Trust
5.912%, SOFR30A + 2.250%, 11/25/53 (144A) (a)	289,988	$293,746
Prodigy Finance DAC
5.043%, 1M TSFR + 1.364%, 07/25/51 (144A) (a)	153,896	153,524
6.293%, 1M TSFR + 2.614%, 07/25/51 (144A) (a)	36,246	36,064
Scholar Funding Trust
4.423%, SOFR30A + 0.764%, 01/30/45 (144A) (a)	1,914,481	1,887,011
SLM Private Education Loan Trust
8.537%, 1M TSFR + 4.864%, 10/15/41 (144A) (a)	1,688,527	1,771,113
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	60,424	59,009
2.990%, 01/15/53 (144A)	1,070,599	943,699
3.000%, 01/15/53 (144A)	68,313	61,644
3.500%, 12/17/40 (144A)	23,916	23,902
3.860%, 01/15/53 (144A)	458,009	414,139
3.930%, 01/15/53 (144A)	33,390	29,927
4.772%, SOFR30A + 1.100%, 06/17/52 (144A) (a)	457,372	456,609
		22,868,778
Total Asset-Backed Securities (Cost $305,178,371)		296,296,988

Foreign Government—2.0%
Sovereign — 2.0%
Argentina Republic Government International Bonds
1.000%, 07/09/29	5,040	4,415
3.500%, 07/09/41 (l)	155,000	103,153
4.125%, 07/09/35 (l)	85,000	61,200
Barbados Government International Bonds
8.000%, 06/26/35 (144A)	108,000	109,359
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/26 (BRL)	2,564,000	478,669
Zero Coupon, 10/01/26 (BRL)	11,874,000	2,144,103
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	8,270,000	1,557,739
China Government Bonds
2.110%, 08/25/34 (CNY)	2,980,000	444,056
Colombia TES
5.750%, 11/03/27 (COP)	6,265,500,000	1,514,114
7.000%, 06/30/32 (COP)	661,100,000	132,254
7.250%, 10/26/50 (COP)	991,300,000	158,987
7.750%, 09/18/30 (COP)	6,932,900,000	1,517,533
12.000%, 03/13/58 (COP)	83,900,000	20,546
12.500%, 02/27/30 (COP)	1,104,400,000	285,502
Costa Rica Government International Bonds
7.158%, 03/12/45	200,000	212,318
Czech Republic Government Bonds
4.000%, 04/04/44 (CZK)	6,800,000	274,724
4.200%, 12/04/36 (CZK)	3,860,000	171,015
4.500%, 11/11/32 (CZK)	12,550,000	584,630
Dominican Republic International Bonds
10.500%, 03/15/37 (144A) (DOP)	15,400,000	263,114
10.750%, 06/01/36 (144A) (DOP)	11,000,000	190,655
Ecuador Government International Bonds
6.900%, 07/31/35 (l)	79,000	69,520
BHFTII-51

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Hungary Government Bonds
7.000%, 10/24/35 (HUF)	136,270,000	$404,523
Indonesia Government International Bonds
2.850%, 02/14/30	2,172,000	2,018,076
3.050%, 03/12/51	1,965,000	1,226,339
Indonesia Treasury Bonds
6.500%, 07/15/30 (IDR)	5,665,000,000	330,510
6.625%, 05/15/33 (IDR)	1,773,000,000	102,523
7.000%, 05/15/27 (IDR)	12,933,000,000	768,625
7.000%, 02/15/33 (IDR)	2,641,000,000	156,376
8.250%, 06/15/32 (IDR)	343,000,000	21,980
Lebanon Government International Bonds
6.250%, 11/04/24 (j)	130,000	30,609
6.650%, 11/03/28 (j)	80,000	19,067
6.850%, 03/23/27 (j)	225,000	53,430
Mexico Bonos
7.000%, 09/03/26 (MXN)	29,913,800	1,668,333
7.750%, 11/13/42 (MXN)	17,469,800	808,866
8.000%, 02/21/36 (MXN)	5,510,000	281,584
8.500%, 03/01/29 (MXN)	16,460,400	919,938
8.500%, 05/31/29 (MXN)	390,400	21,755
Mexico Government International Bonds
2.659%, 05/24/31	3,275,000	2,890,679
4.500%, 01/31/50 (i)	4,504,000	3,305,486
6.050%, 01/11/40	128,000	124,115
6.350%, 02/09/35	200,000	204,310
7.375%, 05/13/55 (i)	271,000	284,631
Pakistan Global Sukuk Programme Co. Ltd.
7.950%, 01/31/29	200,000	197,561
Panama Government International Bonds
3.875%, 03/17/28	1,279,000	1,255,441
Paraguay Government International Bonds
8.500%, 04/04/38 (144A) (PYG)	2,263,000,000	340,797
Peru Government International Bonds
3.550%, 03/10/51	2,017,000	1,364,601
7.600%, 08/12/39 (PEN)	378,000	112,202
7.600%, 08/12/39 (144A) (PEN)	420,000	124,946
Philippines Government Bonds
6.000%, 08/20/30 (PHP)	54,850,000	879,005
6.375%, 07/27/30 (PHP)	32,640,000	528,271
6.375%, 04/28/35 (PHP)	80,780,000	1,268,092
Philippines Government International Bonds
3.000%, 02/01/28	1,834,000	1,786,086
3.200%, 07/06/46	2,044,000	1,403,675
Republic of Poland Government Bonds
4.750%, 07/25/29 (PLN)	1,836,000	491,673
5.000%, 01/25/30 (PLN)	1,700,000	456,632
5.000%, 10/25/34 (PLN)	2,099,000	537,768
5.000%, 10/25/35 (PLN)	4,691,000	1,182,872
5.750%, 04/25/29 (PLN)	3,260,000	899,004
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	44,945,610	2,488,672
8.000%, 01/31/30 (ZAR)	35,241,723	2,059,813
8.500%, 01/31/37 (ZAR)	23,237,232	1,282,519
Republic of Uzbekistan International Bonds
5.375%, 05/29/27 (EUR)	113,000	131,850
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Romania Government International Bonds
4.625%, 03/04/33 (144A) (EUR)	19,000	$20,517
5.250%, 05/30/32 (EUR)	111,000	126,752
5.375%, 06/07/33 (144A) (EUR)	28,000	31,559
6.125%, 10/07/37 (144A) (EUR)	28,000	31,389
6.500%, 10/07/45 (144A) (EUR)	23,000	25,430
Spain Government Bonds
2.600%, 05/31/31 (EUR)	1,156,000	1,310,551
Sri Lanka Government International Bonds
3.600%, 06/15/35 (l)	86,000	64,907
4.000%, 04/15/28	19,710	18,797
Turkiye Government Bonds
26.200%, 10/05/33 (TRY)	5,610,000	107,718
27.700%, 09/27/34 (TRY)	5,574,000	111,253
30.000%, 09/12/29 (TRY)	5,441,738	106,794
31.080%, 11/08/28 (TRY)	4,713,564	95,745
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (144A) (l)	5,000	2,924
Zero Coupon, 02/01/35 (144A) (l)	9,400	4,355
3.000%, 02/01/36 (l)	164,100	76,082
4.500%, 02/01/36 (l)	71,700	36,802
4.500%, 02/01/36 (144A) (l)	11,400	5,850
Uruguay Government International Bonds
4.375%, 10/27/27	844,391	844,898
5.100%, 06/18/50	1,478,733	1,354,741
8.000%, 10/29/35 (UYU)	11,726,557	291,974
9.750%, 07/20/33 (UYU)	3,960,538	108,073
Venezuela Government International Bonds
9.250%, 09/15/27 (j)	75,000	35,625
11.950%, 08/05/31 (j)	187,000	95,370
Total Foreign Government (Cost $54,696,309)		49,638,947

Floating Rate Loans (p)—0.9%
Agriculture — 0.0%
Hydrofarm Holdings LLC
2021 Term Loan, 9.428%, 3M TSFR + 5.500%, 10/25/28	346,842	190,763
Chemicals — 0.0%
Flexsys Holdings, Inc.
2025 Second Out Refinancing Term Loan, 9.172%, 3M TSFR + 5.250%, 08/01/29	341,197	23,884
Commercial Services — 0.1%
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.918%, 1M TSFR + 3.250%, 08/20/32	592,809	593,302
Digital Room Holdings, Inc.
2021 Term Loan, 9.018%, 1M TSFR + 5.250%, 12/21/28	496,320	478,949
Highspring Holdings LLC
2022 Term Loan, 8.850%, 3M TSFR + 5.000%, 01/22/29	111,365	76,911
BHFTII-52

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (p)—(Continued)
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Interface Security Systems LLC
Term Loan, 11/23/27 † (f) (g) (j)	2,122,482	$599,601
USAVFLOW II Ltd.
Term Loan B, 10.167%, 1M TSFR + 6.500%, 08/16/29 † (f) (g)	258,125	258,461
		2,007,224
Computers — 0.5%
Alorica, Inc.
2022 Term Loan, 10.543%, 1M TSFR + 6.875%, 12/21/27 † (f) (g)	779,713	760,220
Coreweave Compute Acquisition Co. II LLC
Delayed Draw Term Loan, 13.308% - 13.557%, 3M TSFR + 9.620%, 07/31/28 † (f) (g) (q)	1,570,000	1,566,076
Coreweave Compute Acquisition Co. IV LLC
2024 Delayed Draw Term Loan, 9.700% - 9.860%, 3M TSFR + 6.000%, 05/16/29 † (f) (g) (q)	1,620,986	1,625,038
2025 5th Amendment Delayed Draw Term Loan, 7.883% - 7.966%, 3M TSFR + 4.250%, 09/30/30 † (f) (g) (q)	1,098,947	1,068,726
2026 Fixed Delayed Draw Term Loan, 03/18/32 (r)	7,241,000	7,222,898
		12,242,958
Cosmetics/Personal Care — 0.0%
Euro Parfums Fze
2025 Upsize Term Loan, 8.995%, 6M TSFR + 5.250%, 09/01/28 (f) (g)	108,370	107,828
Term Loan B, 8.995%, 6M TSFR + 5.250%, 06/23/28 (f) (g)	152,585	152,021
		259,849
Diversified Financial Services — 0.1%
Garfunkelux Holdco 3 SA
EUR Term Loan, 6.881%, 3M EURIBOR + 4.750%, 08/01/28 (EUR)	868,000	978,196
Electric — 0.0%
CPV Fairview LLC
2025 Term Loan, 6.200%, 3M TSFR + 2.500%, 08/14/31	227,219	226,840
Kestrel Acquisition LLC
2025 Term Loan, 6.700% - 8.750%, PRIME + 2.000%, 3M TSFR + 3.000%, 11/06/31 (q)	191,296	191,655
Ohio Power Partners LLC
Term Loan, 6.418%, 1M TSFR + 2.750%, 11/12/32	185,604	185,604
		604,099
Energy-Alternate Sources — 0.0%
West Deptford Energy Holdings LLC
2025 Term Loan, 7.668% - 9.750%, PRIME + 3.000%, 1M TSFR + 4.000%, 07/24/32 (q)	263,012	262,848
Engineering & Construction — 0.0%
ITG Communications LLC
Term Loan B, 8.450%, 3M TSFR + 4.750%, 07/09/31	675,750	645,341
Security Description	Principal Amount*	Value

Entertainment — 0.1%
Argento LLC
Term Loan A, 04/30/31 (f) (g) (r)	512,000	$491,520
ECL Entertainment LLC
2025 Term Loan B, 6.668%, 1M TSFR + 3.000%, 08/30/30	844,488	840,266
J&J Ventures Gaming LLC
2025 Repriced Term Loan B, 7.168%, 1M TSFR + 3.500%, 04/26/30	310,211	307,165
Maverick Gaming LLC
2024 Second Out Term Loan, 06/05/28 † (f) (g) (j)	469,331	18,398
Peninsula Pacific Entertainment LLC
2025 Term Loan B, 8.450%, 3M TSFR + 4.750%, 10/01/32	743,401	744,330
RunItOneTime LLC
2nd Amendment Final New Money DIP Term Loan, 16.168%, 1M TSFR + 12.500%, 04/16/26 (f) (g)	164,282	164,084
2nd Amendment Roll Up Term Loan, 4.668%, 1M TSFR + 1.000%, 11.500% PIK, 04/16/26 (f) (g) (h)	284,654	281,095
Roll-Up DIP Term Loan, 4.668%, 1M TSFR + 1.000%, 11.500% PIK, 04/16/26 (f) (g) (h)	13,901	13,727
		2,860,585
Healthcare-Services — 0.0%
Medical Solutions Holdings, Inc.
2021 2nd Lien Term Loan, 10.767%, 3M TSFR + 7.000%, 11/01/29	274,000	27,400
Lodging — 0.1%
Spectacle Gary Holdings LLC
2021 Term Loan B, 8.100%, 3M TSFR + 4.250%, 12/11/28	1,175,090	1,144,000
Media — 0.0%
CSC Holdings LLC
2019 Term Loan B5, 8.250%, PRIME + 1.500%, 04/15/27	152,237	134,463
DirecTV Financing LLC
2025 Term Loan B, 9.167%, 3M TSFR + 5.500%, 02/17/31	485,350	486,488
		620,951
Office/Business Equipment — 0.0%
Xerox Holdings Corp.
2023 Non-CoOp Term Loan, 7.627% - 7.730%, 3M TSFR + 4.000%, 6M TSFR + 4.000%, 11/19/29 (q)	91,792	57,829
Pipelines — 0.0%
Crescent Midstream Operating LLC
Term Loan B, 7.416%, 3M TSFR + 3.750%, 02/18/33	518,000	519,619
Software — 0.0%
ConnectWise LLC
2021 Term Loan B, 7.461%, 3M TSFR + 3.500%, 09/29/28	401,689	371,311
BHFTII-53

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (p)—(Continued)
Security Description	Principal Amount*/ Shares	Value

Telecommunications — 0.0%
Connect Finco SARL
2024 Extended Term Loan B, 8.168%, 1M TSFR + 4.500%, 09/27/29	515,792	$517,358
Total Floating Rate Loans (Cost $25,999,203)		23,334,215

Municipals—0.7%
American Municipal Power, Inc.
8.084%, 02/15/50	510,000	636,291
Bay Area Toll Authority
7.043%, 04/01/50	909,320	1,023,506
City of San Antonio Electric & Gas Systems Revenue
5.808%, 02/01/41	875,000	894,781
Los Angeles Community College District, General Obligation Unlimited
6.600%, 08/01/42	785,000	847,851
Metropolitan Transportation Authority
6.668%, 11/15/39	170,000	181,590
6.814%, 11/15/40	165,000	180,057
Municipal Electric Authority of Georgia
6.637%, 04/01/57	443,000	474,911
New Jersey Turnpike Authority
7.414%, 01/01/40	492,000	581,556
New York City Municipal Water Finance Authority
5.882%, 06/15/44	270,000	271,655
New York State Dormitory Authority
5.389%, 03/15/40	355,000	353,495
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,350,000	1,265,490
Port of Beaumont Navigation District
10.000%, 07/01/26	1,005,000	1,005,855
State of California, General Obligation Unlimited
4.600%, 04/01/38	3,765,000	3,808,852
7.550%, 04/01/39	780,000	925,917
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	2,626,372	2,675,245
State of Texas, General Obligation Unlimited
5.517%, 04/01/39	768,594	787,364
University of California
4.858%, 05/15/2112	239,000	194,952
Total Municipals (Cost $17,739,569)		16,109,368

Preferred Stocks—0.3%
Electronic Equipment, Instruments & Components — 0.0%
DroneBase, Inc. Series E-3 † (f) (g) (s)	164,935	167,341
Home Builders — 0.1%
Dream Finders Homes, Inc., 9.000%, 09/08/26 † (f) (g)	2,628	2,605,005
IT Services — 0.2%
Versa Networks, Inc. - Series E, 12.000% PIK † (f) (g) (h)	678,151	3,628,108
Security Description	Shares	Value
Software — 0.0%
Lessen Holdings, Inc. † (f) (g) (s)	23,458	$0
Total Preferred Stocks (Cost $5,048,898)		6,400,454

Common Stocks—0.2%
Banks — 0.1%
Flagstar Bank NA (m)	64,367	847,713
Capital Markets — 0.0%
Wealthfront Corp. † (s)	7,951	73,547
Chemicals — 0.0%
Methanex Corp.	4,549	270,847
Communications Equipment — 0.0%
Vistance Networks, Inc. (s)	9,958	181,236
Electrical Equipment — 0.0%
Freewire Technologies † (f) (g) (s)	25	0
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc.	2,178	123,079
Entertainment — 0.0%
Walt Disney Co.	737	71,032
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc. (s)	10,022	264,881
Genius Sports Ltd. (s)	82,693	366,330
Six Flags Entertainment Corp. (i) (s)	7,778	138,060
Sonder Holdings, Inc. - Class A † (s)	4,351	0
		769,271
Household Durables — 0.0%
Century Communities, Inc.	4,198	240,881
KB Home	1,549	80,161
Meritage Homes Corp.	3,360	207,782
		528,824
Machinery — 0.0%
Palladyne AI Corp. (i) (s)	1,162	7,053
Media — 0.0%
AMC Networks, Inc. - Class A (s)	20,917	142,027
EchoStar Corp. - Class A (i) (m) (s)	6,006	703,122
		845,149
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	43,096	177,987
USA Rare Earth, Inc. (i) (s)	7,601	115,041
		293,028
Oil, Gas & Consumable Fuels — 0.1%
APA Corp.	4,300	182,492
Expand Energy Corp.	5	549
BHFTII-54

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Warrants—0.0%
Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
Marathon Petroleum Corp.	657	$160,426
PBF Energy, Inc. - Class A	3,439	163,765
SM Energy Co.	8,378	261,226
Valero Energy Corp.	341	84,255
		852,713
Trading Companies & Distributors — 0.0%
QXO, Inc. (s)	3,424	66,494
Wireless Telecommunication Services — 0.0%
WOM New Holdco (g) (s)	1,032	23,736
Total Common Stocks (Cost $5,557,712)		4,953,722

Convertible Bonds—0.1%
Diversified Financial Services — 0.0%
WOM Chile Holdco SpA
5.000%, 5.000% PIK, 04/01/32 (144A) (h)	561,274	509,328
Energy-Alternate Sources — 0.0%
Stem, Inc.
0.500%, 12/01/28 (144A)	102,000	41,762
Media — 0.0%
DISH Network Corp.
3.375%, 08/15/26	130,000	125,320
Oil & Gas Services — 0.1%
Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31	804,000	1,003,995
4.750%, 05/01/30	388,000	920,724
		1,924,719
Software — 0.0%
Core Scientific, Inc.
Zero Coupon, 06/15/31 (144A)	71,000	77,568
Total Convertible Bonds (Cost $1,975,153)		2,678,697

Convertible Preferred Stocks—0.0%
Aerospace & Defense — 0.0%
Boeing Co., 6.000%, 10/15/27	5,400	350,352
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (s)	1,382	26,949
Cohesity Global, Inc. - Series G (s)	2,000	39,000
		65,949
Total Convertible Preferred Stocks (Cost $337,440)		416,301

Security Description	Shares/ Principal Amount*	Value

Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc. Expires 04/11/30 † (f) (g) (s)	43,128	$0
Sonder Holdings, Inc. Expires 12/30/29 † (f) (g) (s)	4,323	0
		0
IT Services — 0.0%
Versa Networks, Inc., Expires 10/07/32 † (f) (g) (s)	83,584	329,321
Machinery — 0.0%
Palladyne AI Corp., Expires 09/24/26 (s)	102,425	6,427
Oil & Gas — 0.0%
Insight M, Inc., Expires 01/31/29 (f) (g) (s)	499,269	0
Software — 0.0%
Aurora Innovation, Inc., Expires 11/03/26 (s)	2,636	524
Latch, Inc., Expires 06/04/26 (s)	6,439	3
		527
Specialty Retail — 0.0%
EVgo, Inc., Expires 07/01/26 (s)	12,581	302
Total Warrants (Cost $172,352)		336,577

Escrow Shares—0.0%
Oil & Gas — 0.0%
Chesapeake Energy Corp. (f) (g) (s)	100,000	0
Savings & Loans — 0.0%
Washington Mutual, Inc. (f) (g) (s)	8,777,000	0
Total Escrow Shares (Cost $0)		0

Short-Term Investments—3.9%
Repurchase Agreement—3.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $97,212,470; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $99,149,933	97,205,719	97,205,719
Total Short-Term Investments (Cost $97,205,719)		97,205,719

Securities Lending Reinvestments (t)—0.3%
Short-Term Investment Funds—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (u)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (u)	200,000	200,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (u)	1,000,000	1,000,000
BHFTII-55

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (t)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (u)	1,000,000	$1,000,000
		3,200,000

Repurchase Agreements—0.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,228	100,000	100,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,456	200,000	200,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $500,051; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $510,007	500,000	500,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $55,549	50,000	50,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $821,075; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $837,496	820,992	820,992
		2,670,992
Total Securities Lending Reinvestments (Cost $5,870,992)		5,870,992
Total Purchased Options—0.0% (v) (Cost $1,056,169)		572,717
Total Investments—113.4% (Cost $2,924,570,980)		2,806,615,050
Other assets and liabilities (net)—(13.4)%		(331,091,595)
Net Assets—100.0%		$2,475,523,455

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was
$24,722,998, which is 1.0% of net assets. See  details shown in the Restricted Securities table that follows.
(a)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Principal only security.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral for TBA securities. As of March 31, 2026, the market value of securities pledged was $6,388,122.
(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 1.6% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(i)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $36,630,451 and the collateral received consisted of cash in the amount of $5,870,992 and non-cash collateral with a value of $31,960,273. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(j)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(k)	Perpetual bond with no specified maturity date.
(l)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of March 31, 2026, the market value of securities pledged was $5,891,972.
(n)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $5,931,055.
(o)	Principal amount of security is adjusted for inflation.
(p)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(q)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of March 31, 2026.
(r)	This loan will settle after March 31, 2026, at which time the interest rate will be determined.
(s)	Non-income producing security.
(t)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(u)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(v)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$599,251,264, which is 24.2% of net assets.

BHFTII-56

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Aethon III BR LLC, 9.850%, 01/10/27	09/19/25	USD	451,536	$449,523	$451,536
Alorica, Inc., 10.543%, 12/21/27	01/26/23	USD	779,713	776,972	760,220
Continuum Energy Pte. Ltd., 12.850%, 05/11/27	05/16/24-03/11/26	USD	1,534,944	1,528,107	1,529,265
Coreweave Compute Acquisition Co. II LLC, 13.308% - 13.557%, 07/31/28	07/31/23	USD	1,570,000	1,569,426	1,566,076
Coreweave Compute Acquisition Co. IV LLC, 7.883% - 7.966%, 09/30/30	09/29/25	USD	1,098,947	1,092,981	1,068,726
Coreweave Compute Acquisition Co. IV LLC, 9.700% - 9.860%, 05/16/29	05/20/24	USD	1,620,986	1,620,986	1,625,038
Dream Finders Homes, Inc., 9.000%, 09/08/26	09/29/21		2,628	2,601,720	2,605,005
DroneBase, Inc. Series E-3	01/28/26		164,935	164,500	167,341
Freewire Technologies	03/21/24		25	25	0
Homes by WestBay, LLC, 11.000%, 02/06/30	02/06/24	USD	3,134,000	3,094,792	3,094,825
Interface Security Systems LLC, 11/23/27	08/13/19-02/27/26	USD	2,122,482	1,921,804	599,601
Knollwood CDO Ltd., 9.950%, 01/10/39	02/10/04	USD	1,509,674	1,509,674	151
Lessen Holdings, Inc.	01/05/23		23,458	303,694	0
Lessen Holdings, Inc., 12.436%, 01/05/28	01/05/23-03/31/25	USD	1,853,537	1,826,964	1,392,377
Maverick Gaming LLC, 06/05/28	04/03/24-01/03/25	USD	469,331	467,278	18,398
Morgan Stanley Bank of America Merrill Lynch Trust, 1.061%, 12/15/47	06/22/16	USD	1,810,000	121,537	18
New Generation Gas Gathering LLC, 8.700%, 09/30/29	09/30/24-08/28/25	USD	1,425,541	1,409,312	1,434,522
Oceana Australian Fixed Income Trust, 10.500%, 07/31/28	01/14/25	AUD	639,000	395,509	434,838
Oceana Australian Fixed Income Trust, 12.500%, 07/31/27	08/31/23	AUD	759,000	491,794	532,208
Oceana Australian Fixed Income Trust, 12.500%, 07/31/26	08/31/23	AUD	456,000	295,465	316,190
Pioneer MidCo. LLC, 11.625%, 11/18/30	01/27/23-12/30/25	USD	1,452,844	1,434,889	1,451,101
Service Properties Trust, Zero Coupon, 09/30/28	09/15/25	USD	318,000	281,203	289,315
Service Properties Trust, 4.375%, 02/15/30	07/24/25	USD	100,000	88,430	88,802
Service Properties Trust, 5.500%, 12/15/27	11/17/20	USD	71,000	71,000	71,093
Service Properties Trust, 8.875%, 06/15/32	05/17/24-01/21/26	USD	715,000	695,088	708,664
Sonder Holdings, Inc., Zero Coupon, 12/10/27	01/19/22-09/30/25	USD	1,807,372	1,796,933	0
Sonder Holdings, Inc. - Class A	08/13/24		4,351	43	0
Sonder Holdings, Inc. Expires 04/11/30	04/11/25		43,128	0	0
Sonder Holdings, Inc. Expires 12/30/29	12/30/24		4,323	0	0
USAVFLOW II Ltd., 10.167%, 08/16/29	08/20/24	USD	258,125	258,125	258,461
Versa Networks, Inc. - Series E	10/14/22		678,151	1,978,984	3,628,108
Versa Networks, Inc., Expires 10/07/32	10/14/22		83,584	0	329,321
VoltaGrid LLC, 7.375%, 11/01/30	11/06/25	USD	221,000	221,000	228,251
Wealthfront Corp.	12/12/25-01/14/26		7,951	83,891	73,547
					$24,722,998
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	3.000%	TBA	$(304,000)	$(271,348)	$(271,348)
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	(2,697,000)	(2,424,877)	(2,424,072)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(14,209,000)	(12,133,789)	(12,058,802)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(6,015,000)	(5,730,302)	(5,676,737)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(3,394,000)	(3,245,275)	(3,117,069)
Uniform Mortgage-Backed Security, TBA	5.000%	TBA	(9,660,000)	(9,660,612)	(9,509,272)
Totals				$(33,466,203)	$(33,057,300)
BHFTII-57

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	138,725,622	CBNA	04/23/26	USD	89,460	$9,597
BRL	679,120	BBP	04/02/26	USD	130,000	1,108
BRL	1,447,048	BBP	04/02/26	USD	277,000	2,361
BRL	2,674,025	BBP	04/02/26	USD	512,324	3,912
BRL	2,690,896	BBP	05/05/26	USD	506,636	9,704
BRL	13,849,459	BNP	04/02/26	USD	2,653,458	20,260
BRL	20,199,862	BNP	04/02/26	USD	3,846,911	52,789
BRL	13,936,629	BNP	05/05/26	USD	2,637,525	36,694
BRL	1,953,568	CBNA	04/02/26	USD	377,636	(488)
BRL	10,511,011	CBNA	04/02/26	USD	2,029,525	(313)
BRL	999,590	CBNA	04/02/26	USD	191,514	1,462
BRL	1,067,983	CBNA	04/02/26	USD	204,618	1,562
BRL	990,190	CBNA	04/02/26	USD	189,000	2,162
BRL	1,005,907	CBNA	04/02/26	USD	192,000	2,196
BRL	2,598,242	CBNA	04/02/26	USD	497,805	3,801
BRL	16,475,228	CBNA	04/02/26	USD	3,156,537	24,101
BRL	17,549	DBAG	04/02/26	USD	3,362	26
BRL	5,446,951	GSI	06/17/26	USD	1,021,080	12,963
BRL	6,764,146	GSI	06/17/26	USD	1,268,000	16,098
BRL	6,769,480	GSI	06/17/26	USD	1,269,000	16,111
BRL	1,812,497	HSBC	04/02/26	USD	342,000	7,913
BRL	13,714,610	HSBC	06/17/26	USD	2,559,460	44,106
BRL	2,607,073	SSBT	04/02/26	USD	501,794	1,516
BRL	1,329,163	SSBT	04/02/26	USD	253,691	2,912
BRL	1,286,628	SSBT	04/02/26	USD	242,266	6,125
BRL	2,612,509	SSBT	04/02/26	USD	492,118	12,242
BRL	827,577	SSBT	06/02/26	USD	149,177	8,498
CHF	151,881	NWM	04/24/26	USD	194,000	(3,592)
CHF	163,545	NWM	04/24/26	USD	208,000	(2,970)
CLP	1,111,901,353	UBSA	04/24/26	USD	1,201,484	(563)
CLP	595,983,360	UBSA	04/24/26	USD	644,000	(302)
CNH	3,098,884	UBSA	04/24/26	USD	451,000	(370)
CNH	17,392,994	UBSA	04/24/26	USD	2,527,186	2,046
COP	702,324,000	HSBC	04/24/26	USD	189,000	1,204
COP	955,012,000	HSBC	04/24/26	USD	257,000	1,638
COP	1,809,835,787	MSIP	04/24/26	USD	484,237	5,905
COP	4,518,780,000	MSIP	06/17/26	USD	1,176,000	34,034
COP	105,224,878	SSBT	07/07/26	USD	27,352	698
CZK	22,576,948	HSBC	04/24/26	USD	1,068,533	(5,003)
CZK	8,375,042	HSBC	04/24/26	USD	398,000	(3,478)
CZK	12,007,845	HSBC	04/28/26	USD	563,503	2,177
EGP	11,179,512	CBNA	04/20/26	USD	227,457	(26,565)
EGP	5,603,100	CBNA	04/20/26	USD	114,000	(13,314)
EUR	55,661	HSBC	04/28/26	USD	64,564	(149)
EUR	312,250	MSIP	04/24/26	USD	363,104	(1,813)
EUR	193,361	NWM	04/24/26	USD	224,141	(411)
EUR	105,171	SSBT	04/28/26	USD	120,885	827
HUF	63,956,350	BBP	04/24/26	USD	191,000	1,025
HUF	348,926,414	MSIP	04/24/26	USD	1,033,698	13,930
IDR	2,938,016,278	BBP	04/27/26	USD	172,621	174
IDR	19,980,640,000	BBP	06/17/26	USD	1,175,000	(1,256)
IDR	39,700,558,883	CBNA	04/24/26	USD	2,345,731	(10,653)
IDR	2,623,313,000	CBNA	04/24/26	USD	155,000	(704)
IDR	5,126,792,452	CBNA	04/27/26	USD	304,021	(2,495)
IDR	7,691,850,490	HSBC	04/27/26	USD	451,514	873
BHFTII-58

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
IDR	2,049,894,372	JPMC	04/28/26	USD	120,410	$150
INR	23,792,120	BBP	04/02/26	USD	253,000	(2,157)
INR	23,473,391	CBNA	04/02/26	USD	248,136	(654)
INR	214,964,224	CBNA	05/27/26	USD	2,255,599	(1,062)
INR	6,099,360	CBNA	05/27/26	USD	64,000	(30)
INR	18,250,050	CBNA	07/06/26	USD	191,000	(327)
INR	11,752,650	CBNA	07/06/26	USD	123,000	(210)
INR	211,390,227	JPMC	04/24/26	USD	2,255,599	(31,056)
INR	29,708,606	JPMC	04/24/26	USD	317,000	(4,365)
JPY	32,630,814	BOA	04/24/26	USD	206,000	(8)
KRW	470,902,660	HSBC	04/24/26	USD	314,000	(6,365)
KRW	351,906,758	HSBC	04/24/26	USD	234,653	(4,757)
MXN	69,124,616	BOA	06/17/26	USD	3,839,190	(6,129)
MXN	23,651,591	GSI	06/17/26	USD	1,315,000	(3,485)
MXN	13,867,582	GSI	06/17/26	USD	770,810	(1,832)
MXN	1,181,600	GSI	08/18/26	USD	64,429	737
MXN	4,608,100	GSI	08/18/26	USD	250,744	3,397
MXN	2,893,779	HSBC	04/28/26	USD	162,680	(1,521)
MXN	21,777,453	MSIP	04/24/26	USD	1,223,000	(9,775)
MXN	42,412,417	MSIP	04/24/26	USD	2,371,853	(9,051)
MXN	11,593,329	MSIP	04/27/26	USD	667,122	(21,418)
MXN	921,617	MSIP	04/27/26	USD	53,029	(1,698)
MXN	29,538,903	MSIP	08/18/26	USD	1,568,666	60,433
MXN	7,969,555	UBSA	04/27/26	USD	445,236	(1,362)
MXN	3,666,350	UBSA	04/27/26	USD	202,302	1,900
MYR	12,617,213	BBP	04/24/26	USD	3,225,259	(107,010)
MYR	1,361,376	BBP	04/24/26	USD	348,000	(11,546)
NGN	106,056,250	CBNA	07/28/26	USD	71,000	1,906
NGN	222,093,737	CBNA	07/28/26	USD	148,682	3,991
PEN	935,801	BBP	04/27/26	USD	278,264	(9,672)
PEN	532,122	BBP	04/27/26	USD	158,247	(5,518)
PEN	443,504	CBNA	04/24/26	USD	128,000	(687)
PEN	752,230	CBNA	04/28/26	USD	217,357	(1,464)
PEN	571,670	CBNA	05/04/26	USD	171,000	(6,979)
PEN	571,944	CBNA	05/04/26	USD	171,000	(6,900)
PEN	320,938	CBNA	05/04/26	USD	96,000	(3,918)
PEN	321,091	CBNA	05/04/26	USD	96,000	(3,874)
PHP	3,853,917	BBP	04/27/26	USD	65,177	(1,806)
PHP	9,724,488	CBNA	04/27/26	USD	160,709	(807)
PHP	6,810,945	GSI	04/27/26	USD	112,671	(677)
PHP	6,811,454	JPMC	04/27/26	USD	112,744	(742)
PLN	6,459,475	CIBC	04/24/26	USD	1,751,332	(11,327)
SGD	245,541	CIBC	04/24/26	USD	193,000	(1,721)
THB	11,681,595	BBP	04/17/26	USD	376,962	(22,355)
THB	11,573,539	BBP	04/17/26	USD	373,475	(22,148)
THB	7,000,306	BBP	04/17/26	USD	226,108	(13,607)
THB	6,935,552	BBP	04/17/26	USD	224,017	(13,481)
THB	3,489,308	BBP	04/17/26	USD	112,704	(6,782)
THB	3,457,031	BBP	04/17/26	USD	111,661	(6,719)
THB	20,290,926	BBP	04/27/26	USD	641,730	(25,296)
THB	3,498,680	CBNA	04/17/26	USD	112,970	(6,764)
THB	3,466,316	CBNA	04/17/26	USD	111,925	(6,701)
THB	3,476,649	CBNA	04/17/26	USD	112,150	(6,613)
THB	3,444,489	CBNA	04/17/26	USD	111,113	(6,552)
THB	87,169,458	HSBC	04/24/26	USD	2,666,385	(18,817)
THB	23,897,852	HSBC	04/24/26	USD	731,000	(5,159)
THB	3,498,053	JPMC	04/17/26	USD	112,895	(6,708)
THB	3,465,695	JPMC	04/17/26	USD	111,851	(6,646)
THB	4,230,784	MSIP	04/24/26	USD	128,000	500
BHFTII-59

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
THB	4,495,208	MSIP	04/24/26	USD	136,000	$531
TRY	6,620,573	BBP	04/27/26	USD	143,064	1,315
ZAR	9,454,682	BBP	04/24/26	USD	562,000	(4,169)
ZAR	33,597,416	CIBC	04/24/26	USD	1,985,569	(3,304)
ZAR	4,274,587	CBNA	04/24/26	USD	253,000	(797)
ZAR	3,159,477	CBNA	04/24/26	USD	187,000	(589)
ZAR	64,916,864	CBNA	06/17/26	USD	3,839,190	(24,781)
ZAR	4,815,228	GSI	04/28/26	USD	287,948	(3,931)
ZAR	3,261,783	MSIP	04/24/26	USD	191,000	1,447
ZAR	2,506,728	NWM	04/28/26	USD	148,676	(821)
ZAR	40,982,504	SSBT	06/17/26	USD	2,444,000	(35,935)
ZAR	12,925,342	SSBT	06/17/26	USD	770,810	(11,338)
ZAR	4,731,728	UBSA	04/28/26	USD	287,083	(7,990)

Contracts to Deliver
AUD	460,500	ANZ	04/24/26	USD	323,604	5,966
AUD	696,000	ANZ	06/17/26	USD	491,229	11,557
AUD	124,107	BOA	04/24/26	USD	86,777	1,172
AUD	273,000	BBP	04/24/26	USD	188,341	34
AUD	270,000	BBP	04/24/26	USD	186,272	34
BRL	2,674,025	BBP	04/02/26	USD	506,636	(9,600)
BRL	1,447,048	BBP	04/02/26	USD	277,244	(2,117)
BRL	679,120	BBP	04/02/26	USD	130,115	(993)
BRL	13,849,459	BNP	04/02/26	USD	2,637,525	(36,193)
BRL	20,199,862	BNP	04/02/26	USD	3,870,150	(29,550)
BRL	20,199,862	BNP	05/05/26	USD	3,822,850	(53,185)
BRL	324,258	BNP	05/05/26	USD	62,000	(220)
BRL	10,511,011	CBNA	04/02/26	USD	2,013,835	(15,376)
BRL	1,067,983	CBNA	04/02/26	USD	203,000	(3,180)
BRL	999,590	CBNA	04/02/26	USD	190,000	(2,977)
BRL	1,953,568	CBNA	04/02/26	USD	374,290	(2,858)
BRL	1,005,907	CBNA	04/02/26	USD	192,725	(1,472)
BRL	990,190	CBNA	04/02/26	USD	189,713	(1,449)
BRL	16,475,228	CBNA	04/02/26	USD	3,181,129	491
BRL	2,598,242	CBNA	04/02/26	USD	502,255	650
BRL	1,652,990	CBNA	05/05/26	USD	314,000	(3,183)
BRL	1,621,404	CBNA	05/05/26	USD	308,000	(3,122)
BRL	26,058,160	CBNA	06/17/26	USD	4,912,000	(34,852)
BRL	17,549	DBAG	04/02/26	USD	3,334	(54)
BRL	35,595,785	GSI	06/17/26	USD	6,672,750	(84,714)
BRL	1,812,497	HSBC	04/02/26	USD	347,262	(2,651)
BRL	5,246,216	SSBT	04/02/26	USD	940,941	(71,871)
BRL	3,698,000	SSBT	04/02/26	USD	665,563	(48,357)
BRL	1,207,150	SSBT	06/02/26	USD	216,673	(13,322)
BRL	839,756	SSBT	06/02/26	USD	150,613	(9,383)
BRL	29,277,965	UBSA	06/17/26	USD	5,507,000	(51,096)
CAD	264,003	JPMC	04/24/26	USD	193,000	3,028
CAD	471,778	JPMC	04/24/26	USD	344,000	4,516
CLP	236,855,000	CBNA	04/24/26	USD	254,000	(1,818)
CLP	173,445,000	CBNA	04/24/26	USD	186,000	(1,331)
CNH	3,693,740	HSBC	04/27/26	USD	534,957	(2,285)
CNH	3,118,519	MSIP	04/27/26	USD	450,186	(3,392)
COP	4,256,414,384	CBNA	04/28/26	USD	1,134,348	(16,999)
COP	82,225,000	MSIP	04/24/26	USD	22,000	(268)
COP	7,261,928,321	MSIP	04/27/26	USD	1,926,880	(38,039)
COP	1,093,985,926	SSBT	07/07/26	USD	281,447	(10,184)
COP	397,692,902	SSBT	07/07/26	USD	103,364	(2,652)
BHFTII-60

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
COP	707,288,652	SSBT	07/07/26	USD	186,153	$(2,394)
COP	744,700,791	SSBT	07/07/26	USD	196,803	(1,718)
COP	149,927,576	SSBT	07/07/26	USD	38,968	(1,000)
COP	270,514,313	SSBT	07/07/26	USD	71,310	(803)
COP	256,872,924	SSBT	07/07/26	USD	68,199	(277)
CZK	1,776,211	CIBC	04/27/26	USD	86,099	2,424
CZK	1,773,519	DBAG	04/27/26	USD	86,214	2,666
CZK	12,727,698	HSBC	04/27/26	USD	616,605	17,021
CZK	18,514,168	MSIP	04/28/26	USD	901,703	29,516
EUR	125,786	BBP	04/28/26	USD	148,741	3,172
EUR	196,061	BBP	04/28/26	USD	231,840	4,944
EUR	224,116	BBP	04/28/26	USD	265,016	5,651
EUR	5,820,000	BBP	06/17/26	USD	6,713,865	(36,560)
EUR	419,558	NWM	06/17/26	USD	486,240	(392)
EUR	1,149,000	NWM	06/17/26	USD	1,336,773	4,086
EUR	18,986	SSBT	04/16/26	USD	22,258	299
EUR	57,669	SSBT	04/28/26	USD	68,308	1,569
EUR	2,710,141	SSBT	06/17/26	USD	3,152,025	8,623
EUR	1,900,000	TDB	06/17/26	USD	2,191,586	(12,161)
GBP	109,000	NWM	04/24/26	USD	146,357	2,089
GBP	198,000	NWM	04/24/26	USD	264,935	2,870
GBP	5,113,000	SSBT	06/17/26	USD	6,790,780	24,734
HUF	138,354,407	HSBC	04/27/26	USD	422,784	7,472
IDR	43,115,670,400	BBP	06/17/26	USD	2,535,500	2,711
IDR	4,694,912,010	BNP	04/27/26	USD	275,807	(319)
IDR	29,749,308,612	BNP	04/27/26	USD	1,755,184	5,517
IDR	7,297,061,444	CBNA	04/28/26	USD	431,373	2,214
IDR	1,040,965,380	MSIP	04/27/26	USD	61,266	43
IDR	7,523,912,000	SCB	04/24/26	USD	443,000	464
INR	23,792,120	BBP	04/02/26	USD	251,506	663
INR	23,845,250	BBP	04/24/26	USD	253,000	2,067
INR	23,473,391	CBNA	04/02/26	USD	253,000	5,518
INR	6,064,640	CBNA	04/24/26	USD	64,000	179
INR	213,740,561	CBNA	04/24/26	USD	2,255,599	6,322
INR	18,041,765	CBNA	05/27/26	USD	191,000	1,779
INR	38,256,097	CBNA	05/27/26	USD	405,000	3,771
INR	7,164,680	HSBC	10/01/26	USD	74,000	(354)
JPY	56,755,000	UBSA	06/17/26	USD	359,393	(503)
MXN	15,844,152	CBNA	06/17/26	USD	879,571	990
MXN	4,481,617	GSI	04/24/26	USD	247,000	(2,672)
MXN	35,328,603	HSBC	08/18/26	USD	1,982,247	33,842
MXN	2,511,198	JPMC	04/24/26	USD	139,071	(828)
MXN	1,641,177	JPMC	04/24/26	USD	90,889	(541)
MXN	4,363,769	MSIP	04/24/26	USD	241,929	(1,177)
MXN	2,851,912	MSIP	04/24/26	USD	158,111	(769)
MXN	4,337,985	SSBT	04/27/26	USD	244,808	3,199
MXN	79,645,156	SSBT	04/27/26	USD	4,521,126	85,197
MXN	2,863,070	SSBT	04/28/26	USD	161,224	1,776
MXN	9,183,661	SSBT	04/28/26	USD	530,202	18,750
PEN	752,230	CBNA	04/28/26	USD	223,426	7,533
PEN	661,491	DBAG	04/24/26	USD	189,000	(889)
PEN	664,608	HSBC	05/04/26	USD	192,000	1,314
PEN	1,440,045	MSIP	04/27/26	USD	428,416	15,097
PHP	15,369,480	BBP	04/24/26	USD	252,000	(767)
PHP	11,283,150	BBP	04/24/26	USD	185,000	(563)
PHP	46,886,947	CBNA	04/27/26	USD	788,626	17,653
PHP	129,450,374	HSBC	04/27/26	USD	2,184,208	55,625
BHFTII-61

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
PHP	25,881,040	JPMC	04/28/26	USD	431,566	$6,022
PLN	51,544	CBNA	04/28/26	USD	13,938	54
PLN	151,508	HSBC	04/27/26	USD	40,994	182
PLN	3,487,327	HSBC	04/28/26	USD	974,771	35,388
PLN	10,128,741	NWM	04/27/26	USD	2,828,824	100,435
SGD	245,430	HSBC	04/24/26	USD	193,000	1,807
THB	8,304,660	CBNA	04/24/26	USD	252,000	(235)
THB	8,139,885	CBNA	04/24/26	USD	247,000	(230)
THB	32,162,841	JPMC	04/27/26	USD	1,035,874	58,773
THB	52,370,835	JPMC	04/27/26	USD	1,686,716	95,701
TRY	1,383,135	BBP	04/27/26	USD	29,888	(275)
TRY	7,563,754	BBP	05/04/26	USD	162,865	(587)
TRY	4,859,952	UBSA	04/24/26	USD	106,000	(401)
UYU	4,508,410	HSBC	04/27/26	USD	117,747	6,675
ZAR	4,254,624	BOA	04/24/26	USD	247,000	(4,025)
ZAR	79,016,321	CIBC	04/28/26	USD	4,849,721	189,092
ZAR	5,032,023	HSBC	04/28/26	USD	303,373	6,568
ZAR	15,057,992	MSIP	06/17/26	USD	879,571	(5,212)
ZAR	26,482,497	NWM	04/28/26	USD	1,647,128	85,108
ZAR	2,619,589	SSBT	04/28/26	USD	161,465	6,953

Cross Currency Contracts to Buy
COP	905,775,798	MSIP	04/24/26	GBP	182,000	4,415
EUR	201,145	CIBC	04/24/26	HUF	78,614,661	(3,299)
EUR	55,000	CBNA	04/24/26	HUF	21,216,755	(64)
HUF	21,412,860	MSIP	04/24/26	EUR	55,000	653
Net Unrealized Appreciation						$193,581
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	03/16/27	532	USD	128,165,450	$(616,216)
3 Month SOFR Futures	03/14/28	143	USD	34,532,713	(35,681)
3 Month SOFR Futures	03/20/29	143	USD	34,498,750	9,040
30 Day Federal Funds Futures	07/31/26	3	USD	1,204,721	(3,505)
Australian 3 Year Treasury Bond Futures	06/15/26	356	AUD	36,901,144	(132,351)
Australian 10 Year Treasury Bond Futures	06/15/26	135	AUD	14,546,760	(98,249)
Euro-Bobl Futures	06/08/26	10	EUR	1,154,300	(11,903)
Euro-BTP Short-Term Futures	06/08/26	23	EUR	2,434,550	(19,573)
S&P 500 Index E-Mini Futures	06/18/26	7	USD	2,299,763	(52,541)
U.S. Treasury Long Bond Futures	06/18/26	22	USD	2,505,250	30,245
U.S. Treasury Note 2 Year Futures	06/30/26	1,231	USD	255,365,179	(694,852)
U.S. Treasury Note 5 Year Futures	06/30/26	233	USD	25,205,867	(154,235)
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	432	USD	49,038,750	(720,574)
U.S. Treasury Ultra Long Bond Futures	06/18/26	276	USD	32,171,250	(526,212)

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/19/26	(32)	EUR	(1,758,400)	39,209
Euro-Bund Futures	06/08/26	(2)	EUR	(250,780)	2,102
Russell 2000 Index E-Mini Futures	06/18/26	(14)	USD	(1,758,540)	3,168
BHFTII-62

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/18/26	(126)	USD	(13,991,906)	$(112,500)
Net Unrealized Depreciation					$(3,094,628)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.685	07/06/26	GSI	71,600	AUD	71,600	$756	$1,221	$465
AUD Call/USD Put	USD	0.685	07/06/26	GSI	953,110	AUD	953,110	9,674	16,247	6,573
BRL Call/USD Put	BRL	5.160	04/22/26	GSI	188,000	USD	188,000	887	1,604	717
CLP Call/USD Put	CLP	850.000	04/13/26	DBAG	397,000	USD	397,000	146	8	(138)
EUR Call/BRL Put	BRL	6.290	04/09/26	CBNA	415,567	EUR	415,567	891	240	(651)
HUF Call/USD Put	HUF	333.000	04/01/26	HSBC	935,000	USD	935,000	14,814	3,323	(11,491)
HUF Call/USD Put	HUF	333.000	04/28/26	BBP	935,000	USD	935,000	18,934	21,031	2,097
HUF Call/USD Put	HUF	335.000	04/08/26	MSIP	1,397,000	USD	1,397,000	19,893	19,872	(21)
IDR Call/USD Put	IDR	16,400.000	05/04/26	HSBC	1,039,500	USD	1,039,500	1,185	144	(1,041)
INR Call/USD Put	INR	89.000	05/11/26	SCB	114,000	USD	114,000	13,840	1,569	(12,271)
INR Call/USD Put	INR	92.400	01/08/27	HSBC	1,321,000	USD	1,321,000	20,878	6,176	(14,702)
KRW Call/USD Put	KRW	1,415.000	04/09/26	HSBC	81,000	USD	81,000	14,604	377	(14,227)
MXN Call/EUR Put	MXN	19.800	05/14/26	BOA	45,000	EUR	45,000	6,173	1,212	(4,961)
USD Call/AUD Put	USD	0.690	04/02/26	BNP	89,500	AUD	89,500	236	243	7
USD Call/BRL Put	BRL	5.450	04/27/26	UBSA	1,072,000	USD	1,072,000	18,085	4,129	(13,956)
USD Call/CLP Put	CLP	910.000	04/13/26	HSBC	192,000	USD	192,000	2,022	4,312	2,290
USD Call/CLP Put	CLP	910.000	04/13/26	HSBC	205,000	USD	205,000	2,159	4,604	2,445
USD Call/COP Put	COP	3,850.000	05/22/26	MSIP	734,000	USD	734,000	15,561	6,552	(9,009)
USD Call/COP Put	COP	3,920.000	05/27/26	MSIP	15,400	USD	15,400	417	97	(320)
USD Call/COP Put	COP	3,920.000	05/27/26	UBSA	60,200	USD	60,200	1,768	381	(1,387)
USD Call/COP Put	COP	3,920.000	05/27/26	UBSA	836,001	USD	836,001	25,573	5,293	(20,280)
USD Call/EUR Put	USD	1.125	06/04/26	DBAG	139,300	EUR	139,300	17,434	21,909	4,475
USD Call/EUR Put	USD	1.140	04/15/26	CBNA	1,147,000	EUR	1,147,000	10,046	2,836	(7,210)
USD Call/EUR Put	USD	1.165	04/01/26	GSI	1,213,000	EUR	1,213,000	6,507	10,625	4,118
USD Call/MXN Put	MXN	18.100	04/22/26	JPMC	532,700	USD	532,700	8,273	5,063	(3,210)
USD Call/THB Put	THB	32.000	04/09/26	MSIP	524,000	USD	524,000	3,698	10,093	6,395
USD Call/THB Put	THB	33.000	04/22/26	SCB	444,000	USD	444,000	4,554	2,911	(1,643)
USD Call/ZAR Put	ZAR	16.600	04/01/26	MSIP	878,000	USD	878,000	14,022	16,858	2,836
Totals								$253,030	$168,930	$(84,100)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.000%	SOFR	Pay	06/08/26	GSI	108,898,743	USD	108,898,743	$131,996	$29,858	$(102,138)
Call - OTC - 10 Yr. IRS	4.050%	SOFR	Pay	03/30/28	DBAG	2,456,299	USD	2,456,299	93,953	90,293	(3,660)
Call - OTC - 10 Yr. IRS	4.110%	SOFR	Pay	03/27/28	DBAG	2,456,302	USD	2,456,302	95,796	96,452	656
Call - OTC - 30 Yr. IRS	3.550%	SOFR	Pay	04/30/26	BOA	22,014,000	USD	22,014,000	280,476	3,622	(276,854)
Put - OTC - 10 Yr. IRS	4.050%	SOFR	Receive	03/30/28	DBAG	2,456,299	USD	2,456,299	93,953	89,873	(4,080)
Put - OTC - 10 Yr. IRS	4.110%	SOFR	Receive	03/27/28	DBAG	2,456,302	USD	2,456,302	95,796	84,322	(11,474)
Totals									$791,970	$394,420	$(397,550)
BHFTII-63

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Purchased Options — (Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Long Bond Futures	USD	115.000	04/24/26	5	USD	5,000	$3,758	$3,984	$226
Call - U.S. Treasury Note 5 Year Futures	USD	108.500	04/24/26	13	USD	13,000	4,903	4,367	(536)
Call - U.S. Treasury Note 10 Year Futures	USD	112.500	04/24/26	5	USD	5,000	2,508	1,016	(1,492)
Totals							$11,169	$9,367	$(1,802)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.725	07/06/26	GSI	(1,906,220)	AUD	(1,906,220)	$(4,174)	$(6,143)	$(1,969)
AUD Call/USD Put	USD	0.725	07/06/26	GSI	(143,100)	AUD	(143,100)	(329)	(461)	(132)
BRL Call/EUR Put	BRL	6.150	04/23/26	GSI	(567,000)	EUR	(567,000)	(8,262)	(17,665)	(9,403)
BRL Call/USD Put	BRL	5.150	05/04/26	BBP	(2,772,893)	USD	(2,772,893)	(20,630)	(26,661)	(6,031)
BRL Call/USD Put	BRL	5.250	06/29/26	MSIP	(622,000)	USD	(622,000)	(14,774)	(14,723)	51
BRL Call/USD Put	BRL	5.350	06/29/26	MSIP	(1,751,000)	USD	(1,751,000)	(51,239)	(61,663)	(10,424)
CLP Call/USD Put	CLP	850.000	04/13/26	HSBC	(205,000)	USD	(205,000)	(1,194)	(4)	1,190
CLP Call/USD Put	CLP	850.000	04/13/26	HSBC	(192,000)	USD	(192,000)	(1,118)	(4)	1,114
CLP Call/USD Put	CLP	905.000	05/15/26	HSBC	(693,000)	USD	(693,000)	(15,392)	(8,637)	6,755
CLP Call/USD Put	CLP	910.000	05/14/26	BNP	(189,000)	USD	(189,000)	(4,618)	(2,701)	1,917
COP Call/USD Put	COP	3,520.000	05/04/26	BBP	(693,000)	USD	(693,000)	(5,558)	(810)	4,748
COP Call/USD Put	COP	3,600.000	05/22/26	MSIP	(367,000)	USD	(367,000)	(3,010)	(2,286)	724
COP Call/USD Put	COP	3,700.000	04/16/26	HSBC	(446,000)	USD	(446,000)	(6,341)	(4,944)	1,397
EUR Call/BRL Put	BRL	6.290	04/09/26	HSBC	(415,567)	EUR	(415,567)	(8,514)	(240)	8,274
EUR Call/HUF Put	HUF	410.000	06/08/26	MSIP	(403,000)	EUR	(403,000)	(5,903)	(3,538)	2,365
EUR Call/MXN Put	MXN	20.500	05/14/26	DBAG	(167,000)	EUR	(167,000)	(3,177)	(4,153)	(976)
EUR Call/MXN Put	MXN	20.550	05/15/26	DBAG	(1,386,000)	EUR	(1,386,000)	(23,945)	(32,569)	(8,624)
EUR Call/MXN Put	MXN	20.900	05/14/26	BOA	(452,000)	EUR	(452,000)	(6,577)	(6,421)	156
HUF Call/USD Put	HUF	330.000	05/18/26	UBSA	(935,000)	USD	(935,000)	(13,539)	(18,999)	(5,460)
HUF Call/USD Put	HUF	333.000	04/01/26	BBP	(935,000)	USD	(935,000)	(5,330)	(3,323)	2,007
IDR Call/USD Put	IDR	16,400.000	05/04/26	BBP	(1,039,500)	USD	(1,039,500)	(4,241)	(145)	4,096
KRW Call/USD Put	KRW	1,445.000	04/09/26	HSBC	(402,000)	USD	(402,000)	(3,980)	(88)	3,892
MXN Call/EUR Put	MXN	20.500	05/14/26	DBAG	(167,000)	EUR	(167,000)	(2,579)	(1,033)	1,546
MXN Call/EUR Put	MXN	20.550	05/15/26	DBAG	(1,386,000)	EUR	(1,386,000)	(20,814)	(10,301)	10,513
MXN Call/USD Put	MXN	17.550	05/14/26	UBSA	(4,610,000)	USD	(4,610,000)	(47,253)	(29,071)	18,182
THB Call/USD Put	THB	32.000	05/22/26	SCB	(444,000)	USD	(444,000)	(3,771)	(3,889)	(118)
USD Call/AUD Put	USD	0.680	04/02/26	BNP	(89,500)	AUD	(89,500)	(99)	(36)	63
USD Call/BRL Put	BRL	5.350	06/29/26	MSIP	(1,751,000)	USD	(1,751,000)	(51,239)	(39,970)	11,269
USD Call/BRL Put	BRL	5.350	06/29/26	MSIP	(622,000)	USD	(622,000)	(14,774)	(14,198)	576
USD Call/BRL Put	BRL	5.650	05/04/26	BBP	(2,772,893)	USD	(2,772,893)	(20,630)	(6,003)	14,627
USD Call/BRL Put	BRL	5.700	04/27/26	UBSA	(1,608,000)	USD	(1,608,000)	(12,114)	(1,806)	10,308
USD Call/CLP Put	CLP	905.000	05/15/26	HSBC	(693,000)	USD	(693,000)	(17,287)	(23,957)	(6,670)
USD Call/CLP Put	CLP	910.000	05/14/26	BNP	(189,000)	USD	(189,000)	(4,618)	(5,864)	(1,246)
USD Call/CNH Put	CNH	6.880	04/23/26	JPMC	(937,000)	USD	(937,000)	(4,048)	(3,086)	962
USD Call/COP Put	COP	4,000.000	05/22/26	MSIP	(367,000)	USD	(367,000)	(4,138)	(1,248)	2,890
USD Call/COP Put	COP	4,200.000	05/27/26	UBSA	(643,000)	USD	(643,000)	(8,391)	(727)	7,664
USD Call/COP Put	COP	4,200.000	05/27/26	UBSA	(579,001)	USD	(579,001)	(7,556)	(655)	6,901
USD Call/COP Put	COP	4,200.000	05/27/26	UBSA	(90,300)	USD	(90,300)	(1,082)	(102)	980
USD Call/COP Put	COP	4,200.000	05/27/26	MSIP	(23,200)	USD	(23,200)	(268)	(26)	242
USD Call/EUR Put	USD	1.120	05/14/26	CBNA	(573,500)	EUR	(573,500)	(3,574)	(1,430)	2,144
USD Call/INR Put	INR	92.800	05/14/26	SCB	(596,000)	USD	(596,000)	(6,030)	(12,345)	(6,315)
USD Call/INR Put	INR	95.500	06/04/26	HSBC	(247,000)	USD	(247,000)	(3,167)	(2,308)	859
USD Call/KRW Put	KRW	1,480.000	04/09/26	HSBC	(402,000)	USD	(402,000)	(3,224)	(7,598)	(4,374)
USD Call/MXN Put	MXN	18.050	05/04/26	MSIP	(2,772,893)	USD	(2,772,893)	(18,315)	(37,659)	(19,344)
BHFTII-64

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Written Options — (Continued)
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/ZAR Put	ZAR	16.740	05/04/26	BOA	(2,775,000)	USD	(2,775,000)	$(23,452)	$(69,114)	$(45,662)
USD Call/ZAR Put	ZAR	17.400	09/28/26	GSI	(95,000)	USD	(95,000)	(3,753)	(3,178)	575
USD Call/ZAR Put	ZAR	17.500	05/15/26	HSBC	(1,040,000)	USD	(1,040,000)	(11,263)	(12,624)	(1,361)
ZAR Call/USD Put	ZAR	16.300	05/14/26	MSIP	(4,610,000)	USD	(4,610,000)	(48,004)	(23,580)	24,424
Totals								$(553,288)	$(527,986)	$25,302

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. IRS	3.860%	SOFR	Receive	05/05/26	JPMC	(7,299,000)	CZK	(7,299,000)	$(1,112)	$(87)	$1,025
Call - OTC - 1 Yr. IRS	2.500%	SOFR	Receive	06/08/26	GSI	(108,898,743)	USD	(108,898,743)	(49,664)	(9,089)	40,575
Call - OTC - 10 Yr. IRS	3.200%	SOFR	Receive	12/16/26	CBNA	(4,277,000)	USD	(4,277,000)	(31,248)	(22,636)	8,612
Call - OTC - 10 Yr. IRS	3.707%	SOFR	Receive	03/04/27	CBNA	(819,000)	USD	(819,000)	(20,127)	(14,688)	5,439
Call - OTC - 10 Yr. IRS	3.870%	SOFR	Receive	03/15/27	BOA	(3,686,000)	USD	(3,686,000)	(99,568)	(88,308)	11,260
Call - OTC - 10 Yr. IRS	3.872%	SOFR	Receive	11/08/27	BOA	(3,855,000)	USD	(3,855,000)	(138,587)	(109,961)	28,626
Call - OTC - 10 Yr. IRS	3.940%	SOFR	Receive	03/20/28	BOA	(1,897,000)	USD	(1,897,000)	(69,715)	(61,490)	8,225
Call - OTC - 10 Yr. IRS	4.030%	SOFR	Receive	12/16/27	MSIP	(1,666,000)	USD	(1,666,000)	(58,997)	(58,488)	509
Call - OTC - 10 Yr. IRS	4.067%	SOFR	Receive	02/07/28	MSIP	(1,902,000)	USD	(1,902,000)	(63,508)	(70,631)	(7,123)
Call - OTC - 10 Yr. IRS	4.103%	SOFR	Receive	01/31/28	DBAG	(1,088,000)	USD	(1,088,000)	(35,251)	(42,011)	(6,760)
Call - OTC - 30 Yr. IRS	3.250%	SOFR	Receive	04/30/26	BOA	(22,014,000)	USD	(22,014,000)	(112,069)	(378)	111,691
Put - OTC - 1 Yr. IRS	3.500%	SOFR	Pay	06/08/26	GSI	(108,898,743)	USD	(108,898,743)	(106,290)	(320,101)	(213,811)
Put - OTC - 10 Yr. IRS	3.707%	SOFR	Pay	03/04/27	CBNA	(819,000)	USD	(819,000)	(20,127)	(29,949)	(9,822)
Put - OTC - 10 Yr. IRS	3.870%	SOFR	Pay	03/15/27	BOA	(3,686,000)	USD	(3,686,000)	(99,568)	(109,213)	(9,645)
Put - OTC - 10 Yr. IRS	3.872%	SOFR	Pay	11/08/27	BOA	(3,855,000)	USD	(3,855,000)	(138,587)	(149,139)	(10,552)
Put - OTC - 10 Yr. IRS	3.940%	SOFR	Pay	03/20/28	BOA	(1,897,000)	USD	(1,897,000)	(69,715)	(76,644)	(6,929)
Put - OTC - 10 Yr. IRS	4.030%	SOFR	Pay	12/16/27	MSIP	(1,666,000)	USD	(1,666,000)	(58,997)	(56,443)	2,554
Put - OTC - 10 Yr. IRS	4.067%	SOFR	Pay	02/07/28	MSIP	(1,902,000)	USD	(1,902,000)	(63,508)	(65,218)	(1,710)
Put - OTC - 10 Yr. IRS	4.103%	SOFR	Pay	01/31/28	DBAG	(1,088,000)	USD	(1,088,000)	(35,251)	(35,686)	(435)
Put - OTC - 10 Yr. IRS	4.600%	SOFR	Pay	12/16/26	CBNA	(2,138,500)	USD	(2,138,500)	(16,988)	(14,880)	2,108
Put - OTC - 2 Yr. IRS	3.700%	SOFR	Pay	08/03/26	MSIP	(41,794,000)	USD	(41,794,000)	(45,973)	(163,819)	(117,846)
Put - OTC - 2 Yr. IRS	3.800%	SOFR	Pay	09/14/26	DBAG	(41,606,000)	USD	(41,606,000)	(69,170)	(155,474)	(86,304)
Put - OTC - 2 Yr. IRS	3.850%	SOFR	Pay	10/21/26	GSI	(100,269,000)	USD	(100,269,000)	(120,323)	(381,832)	(261,509)
Put - OTC - 2 Yr. IRS	4.000%	SOFR	Pay	12/08/27	NIP	(45,852,102)	USD	(45,852,102)	(210,920)	(270,305)	(59,385)
Put - OTC - 2 Yr. IRS	4.050%	SOFR	Pay	10/04/27	GSI	(157,239,000)	USD	(157,239,000)	(575,495)	(820,088)	(244,593)
Put - OTC - 2 Yr. IRS	4.300%	SOFR	Pay	09/20/27	GSI	(117,148,000)	USD	(117,148,000)	(325,671)	(456,682)	(131,011)
Put - OTC - 2 Yr. IRS	4.500%	SOFR	Pay	12/16/27	DBAG	(69,005,000)	USD	(69,005,000)	(173,893)	(247,703)	(73,810)
Totals									$(2,810,322)	$(3,830,943)	$(1,020,621)

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. CDS	3.000%	ITRX.EUR.XOVER.44.V1	Buy	06/17/26	JPMC	(3,255,000)	EUR	(3,255,000)	$(39,427)	$(30,258)	$9,169
Put - OTC - 5 Yr. CDS	3.000%	ITRX.EUR.XOVER.44.V1	Sell	05/20/26	MSIP	(493,000)	EUR	(493,000)	(7,320)	(11,026)	(3,706)
Put - OTC - 5 Yr. CDS	3.000%	ITRX.EUR.XOVER.44.V1	Sell	06/17/26	JPMC	(3,255,000)	EUR	(3,255,000)	(58,577)	(84,240)	(25,663)
Totals									$(105,324)	$(125,524)	$(20,200)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Long Bond Futures	USD	112.000	04/24/26	(3)	USD	(3,000)	$(3,182)	$(1,969)	$1,213
Put - U.S. Treasury Note 5 Year Futures	USD	107.000	04/24/26	(8)	USD	(8,000)	(2,237)	(1,125)	1,112
Put - U.S. Treasury Note 10 Year Futures	USD	111.000	04/24/26	(5)	USD	(5,000)	(2,258)	(3,438)	(1,180)
Totals							$(7,677)	$(6,532)	$1,145
BHFTII-65

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Maturity	3.228%	Maturity	12/11/27	USD	54,003,000	$(200,149)	$178	$(200,327)
Pay	12M SOFR	Maturity	3.800%	Maturity	05/16/26	USD	50,240,000	564	12	552
Pay	12M SOFR	Maturity	3.900%	Maturity	05/16/26	USD	36,611,000	5,002	9	4,993
Pay	1-Day CDI	Maturity	13.020%	Maturity	01/02/29	BRL	3,050,000	(13,343)	5	(13,348)
Pay	1-Day CDI	Maturity	13.180%	Maturity	01/02/31	BRL	2,286,000	(9,355)	11	(9,366)
Pay	1-Day CDI	Maturity	13.238%	Maturity	01/02/31	BRL	1,934,000	(9,074)	3	(9,077)
Pay	1-Day CDI	Maturity	13.800%	Maturity	01/03/28	BRL	3,941,000	722	4	718
Pay	1M TIIE	Monthly	6.975%	Monthly	11/05/26	MXN	9,642,199	464	1	463
Pay	1M TIIE	Monthly	7.280%	Monthly	10/31/30	MXN	20,807,855	(37,186)	9	(37,195)
Pay	1M TIIE	Monthly	7.320%	Monthly	11/05/30	MXN	3,885,900	(6,638)	2	(6,640)
Pay	1M TIIE	Monthly	7.530%	Monthly	01/03/31	MXN	3,126,670	(4,139)	2	(4,141)
Pay	1M TIIE	Monthly	8.000%	Monthly	12/28/35	MXN	620,000	(1,119)	—	(1,119)
Pay	1M TIIE	Monthly	8.050%	Monthly	03/21/31	MXN	11,226,606	(2,415)	6	(2,421)
Pay	1M TIIE	Monthly	8.090%	Monthly	03/24/31	MXN	7,411,406	(922)	4	(926)
Pay	1M TIIE	Monthly	8.170%	Monthly	03/31/31	MXN	2,318,123	108	2	106
Pay	1M TIIE	Monthly	8.270%	Monthly	12/05/35	MXN	5,979,595	(4,612)	5	(4,617)
Pay	3M THOR	Quarterly	1.618%	Quarterly	06/17/31	THB	30,398,437	(6,874)	11	(6,885)
Pay	6M BUBOR	Semi-Annually	5.760%	Semi-Annually	03/18/28	HUF	45,941,889	(3,425)	1	(3,426)
Pay	6M BUBOR	Semi-Annually	5.980%	Semi-Annually	03/18/31	HUF	9,474,347	(1,338)	1	(1,339)
Pay	6M BUBOR	Semi-Annually	6.250%	Semi-Annually	12/17/27	HUF	407,654,965	(18,431)	4	(18,435)
Pay	6M BUBOR	Semi-Annually	6.285%	Semi-Annually	12/17/30	HUF	60,048,913	(6,247)	1	(6,248)
Pay	6M MIBOR	Semi-Annually	5.714%	Semi-Annually	12/17/30	INR	61,326,000	(26,607)	8	(26,615)
Pay	6M MIBOR	Semi-Annually	6.508%	Semi-Annually	06/17/31	INR	71,312,988	(10,363)	8	(10,371)
Pay	6M PRIBOR	Semi-Annually	3.741%	Semi-Annually	03/18/31	CZK	7,452,749	(9,883)	4	(9,887)
Pay	6M PRIBOR	Semi-Annually	3.890%	Semi-Annually	12/17/30	CZK	53,376,586	(51,010)	26	(51,036)
Pay	7-Day CNRR	Quarterly	1.535%	Quarterly	12/17/28	CNY	5,269,000	199	5	194
Pay	7-Day CNRR	Quarterly	1.540%	Quarterly	12/17/28	CNY	7,854,301	447	6	441
Pay	7-Day CNRR	Quarterly	1.556%	Quarterly	03/18/29	CNY	1,178,148	111	1	110
Pay	7-Day CNRR	Quarterly	1.583%	Quarterly	12/17/30	CNY	4,584,000	(328)	8	(336)
Pay	7-Day CNRR	Quarterly	1.584%	Quarterly	12/17/30	CNY	6,350,075	(413)	9	(422)
Pay	7-Day CNRR	Quarterly	1.638%	Quarterly	03/18/31	CNY	952,513	242	1	241
Receive	12M CPURNSA	Maturity	2.428%	Maturity	04/15/30	USD	2,386,698	12,062	29	12,033
Receive	12M CPURNSA	Maturity	2.429%	Maturity	04/15/30	USD	3,673,250	18,388	43	18,345
Receive	12M CPURNSA	Maturity	2.632%	Maturity	09/09/30	USD	15,410,000	(54,542)	182	(54,724)
Receive	12M SOFR	Maturity	3.794%	Maturity	05/16/26	USD	50,240,000	(167)	12	(179)
Receive	12M SOFR	Maturity	3.814%	Maturity	05/16/26	USD	36,611,000	(1,054)	3,384	(4,438)
Receive	1-Day CDI	Maturity	13.695%	Maturity	01/04/27	BRL	1,019,600	970	1	969
Receive	1-Day CDI	Maturity	13.864%	Maturity	01/04/27	BRL	759,000	736	1	735
Receive	1-Day CDI	Maturity	13.883%	Maturity	01/04/27	BRL	6,462,281	6,017	6	6,011
Receive	1M TIIE	Monthly	6.905%	Monthly	09/11/26	MXN	60,404,455	(1,560)	4	(1,564)
Receive	3M JIBAR	Quarterly	6.554%	Quarterly	12/17/27	ZAR	10,028,611	7,337	3	7,334
Receive	3M JIBAR	Quarterly	6.658%	Quarterly	12/17/26	ZAR	39,025,395	6,830	5	6,825
Receive	3M JIBAR	Quarterly	6.686%	Quarterly	03/18/31	ZAR	4,260,920	10,367	3	10,364
Receive	3M JIBAR	Quarterly	6.720%	Quarterly	12/17/26	ZAR	28,814,000	4,316	(703)	5,019
Receive	3M JIBAR	Quarterly	6.863%	Quarterly	12/17/30	ZAR	29,537,746	54,392	18	54,374
Receive	3M JIBAR	Quarterly	6.868%	Quarterly	12/17/30	ZAR	13,928,000	25,485	8	25,477
Receive	3M KLIBOR	Quarterly	3.319%	Quarterly	03/18/28	MYR	6,605,000	3,108	8	3,100
Receive	3M KLIBOR	Quarterly	3.331%	Quarterly	03/18/28	MYR	2,804,000	1,160	3	1,157
Receive	6M PRIBOR	Semi-Annually	3.580%	Semi-Annually	03/18/31	CZK	3,389,376	5,635	2	5,633
Receive	6M PRIBOR	Semi-Annually	3.615%	Semi-Annually	03/18/31	CZK	3,399,900	5,404	2	5,402
Receive	6M WIBOR	Semi-Annually	3.490%	Semi-Annually	03/18/28	PLN	639,246	2,849	1	2,848
Receive	6M WIBOR	Semi-Annually	3.880%	Semi-Annually	12/17/27	PLN	5,702,215	12,270	(607)	12,877
Receive	6M WIBOR	Semi-Annually	3.950%	Semi-Annually	12/17/27	PLN	3,255,000	6,017	(712)	6,729
Receive	6M WIBOR	Semi-Annually	4.000%	Semi-Annually	12/17/26	PLN	2,899,000	538	(244)	782
Receive	6M WIBOR	Semi-Annually	4.004%	Semi-Annually	12/17/30	PLN	86,324	542	(26)	568
Receive	6M WIBOR	Semi-Annually	4.050%	Semi-Annually	12/17/30	PLN	2,578,000	14,871	(229)	15,100
BHFTII-66

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	6M WIBOR	Semi-Annually	4.120%	Semi-Annually	06/17/31	PLN	2,730,000	$15,985	$9	$15,976
Receive	6M WIBOR	Semi-Annually	4.402%	Semi-Annually	06/17/31	PLN	2,729,000	6,964	8	6,956
Totals								$(251,092)	$1,558	$(252,650)
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M COP-IBR	Quarterly	9.310%	Quarterly	12/17/27	GSI	COP	1,042,182,329	$(12,397)	$—	$(12,397)
Pay	3M COP-IBR	Quarterly	9.310%	Quarterly	12/17/27	GSI	COP	960,907,531	(11,431)	—	(11,431)
Pay	3M COP-IBR	Quarterly	9.370%	Quarterly	12/17/27	GSI	COP	1,034,550,982	(12,046)	—	(12,046)
Pay	3M COP-IBR	Quarterly	9.370%	Quarterly	12/17/27	GSI	COP	953,870,264	(11,107)	—	(11,107)
Pay	3M COP-IBR	Quarterly	9.540%	Quarterly	12/17/27	MSIP	COP	2,053,966,406	(22,453)	—	(22,453)
Pay	3M COP-IBR	Quarterly	9.540%	Quarterly	12/17/27	MSIP	COP	1,893,784,825	(20,702)	—	(20,702)
Pay	3M COP-IBR	Quarterly	10.780%	Quarterly	03/18/28	GSI	COP	600,904,207	(3,862)	—	(3,862)
Receive	3M COP-IBR	Quarterly	9.360%	Quarterly	12/17/29	GSI	COP	532,989,171	10,458	—	10,458
Receive	3M COP-IBR	Quarterly	9.360%	Quarterly	12/17/29	GSI	COP	578,593,750	11,353	—	11,353
Receive	3M COP-IBR	Quarterly	9.420%	Quarterly	12/17/29	GSI	COP	531,426,014	10,170	—	10,170
Receive	3M COP-IBR	Quarterly	9.420%	Quarterly	12/17/29	GSI	COP	576,897,151	11,040	—	11,040
Receive	3M COP-IBR	Quarterly	9.540%	Quarterly	12/17/29	MSIP	COP	1,042,170,220	18,932	—	18,932
Receive	3M COP-IBR	Quarterly	9.540%	Quarterly	12/17/29	MSIP	COP	1,131,343,140	20,552	—	20,552
Receive	3M COP-IBR	Quarterly	10.595%	Quarterly	03/18/30	GSI	COP	332,371,069	3,201	—	3,201
Receive	6M CAMARA	Semi-Annually	4.435%	Semi-Annually	12/17/27	BOA	CLP	951,049,000	7,857	—	7,857
Receive	6M CAMARA	Semi-Annually	4.435%	Semi-Annually	12/17/27	GSI	CLP	956,824,096	7,905	—	7,905
Receive	6M CAMARA	Semi-Annually	5.415%	Semi-Annually	06/17/36	BNP	CLP	231,695,000	(2,190)	—	(2,190)
Totals									$5,280	$—	$5,280
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.46.V1	(5.000%)	Quarterly	06/21/31	3.857%	USD	2,114,654	$(101,582)	$(84,365)	$(17,217)
ITRX.EUR.45.V1	(1.000%)	Quarterly	06/20/31	0.714%	EUR	2,890,000	(45,777)	(45,578)	(199)
ITRX.EUR.XOVER.45.V1	(5.000%)	Quarterly	06/20/31	3.529%	EUR	3,653,035	(264,328)	(274,053)	9,725
ITRX.FINSR.45.V1	(1.000%)	Quarterly	06/20/31	0.777%	EUR	9,090,000	(111,739)	(109,175)	(2,564)
Totals							$(523,426)	$(513,171)	$(10,255)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.44.V2	5.000%	Quarterly	06/21/30	3.374%	USD	5,820,210	$337,939	$393,417	$(55,478)
ITRX.EUR.XOVER.44.V1	5.000%	Quarterly	12/20/30	3.179%	EUR	13,228,200	1,109,552	1,319,642	(210,090)
Totals							$1,447,491	$1,713,059	$(265,568)
BHFTII-67

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Credit Default Swaps Contracts on Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bonds	(1.000%)	Quarterly	06/20/31	1.395%	USD	1,127,092	$20,487	$25,257	$(4,770)
Colombia Government International Bonds	(1.000%)	Quarterly	06/20/31	2.285%	USD	841,945	48,806	48,035	771
Mexico Government International Bonds	(1.000%)	Quarterly	06/20/31	1.093%	USD	1,480,050	6,275	3,682	2,593
Morocco Government International Bonds	(1.000%)	Quarterly	06/20/31	0.987%	USD	194,047	(23)	9	(32)
Oman Government International Bonds	(1.000%)	Quarterly	06/20/31	0.979%	USD	194,088	(149)	(37)	(112)
Totals							$75,396	$76,946	$(1,550)
Centrally Cleared Credit Default Swaps Contracts on Sovereign Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Saudi Government International Bonds	1.000%	Quarterly	06/20/31	0.858%	USD	387,255	$2,633	$2,529	$104
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc.	(1.000%)	Quarterly	12/20/29	BOA	0.279%	USD	5,854,000	$(147,538)	$(121,234)	$(26,304)
American Express Co.	(1.000%)	Quarterly	12/20/29	GSI	0.350%	USD	3,000,000	(68,136)	(63,404)	(4,732)
Argentina Republic Government International Bonds	(5.000%)	Quarterly	12/20/27	BBP	5.213%	USD	26,000	89	505	(416)
Boeing Co.	(1.000%)	Quarterly	12/20/28	DBAG	0.482%	USD	700,000	(9,412)	(1,863)	(7,549)
Boeing Co.	(1.000%)	Quarterly	06/20/29	JPMC	0.524%	USD	700,000	(10,118)	5,410	(15,528)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.500%	EUR	600,000	(7,526)	21,671	(29,197)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.500%	EUR	352,000	(4,415)	8,338	(12,753)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.500%	EUR	117,000	(1,468)	2,771	(4,239)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.500%	EUR	131,000	(1,643)	3,258	(4,901)
Dominion Energy, Inc.	(1.000%)	Quarterly	12/20/29	GSI	0.318%	USD	2,879,000	(68,580)	(57,746)	(10,834)
UBS Group AG	(1.000%)	Quarterly	06/20/28	BNP	0.313%	EUR	134,000	(2,315)	2,644	(4,959)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.313%	EUR	37,000	(639)	887	(1,526)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.313%	EUR	112,000	(1,935)	2,576	(4,511)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.313%	EUR	117,000	(2,021)	3,012	(5,033)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.313%	EUR	1,000,000	(17,275)	15,488	(32,763)
Totals								$(342,932)	$(177,687)	$(165,245)
OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.6.AAA	(0.500%)	Monthly	05/11/63	DBAG	0.500%	USD	2,619	$—	$(1)	$1
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.500%	USD	31,645	—	364	(364)
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.500%	USD	638	—	8	(8)
CMBX.NA.9.BBB-	(3.000%)	Monthly	09/17/58	CBNA	235.290%	USD	379,707	120,867	11,040	109,827
CMBX.NA.9.BBB-	(3.000%)	Monthly	09/17/58	MSIP	235.290%	USD	79,739	25,382	3,797	21,585
Totals								$146,249	$15,208	$131,041
BHFTII-68

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.10.BBB-	3.000%	Monthly	11/17/59	JPMC	62.803%	USD	39,980	$(10,961)	$(3,378)	$(7,583)
CMBX.NA.9.BBB-	3.000%	Monthly	09/17/58	DBAG	235.290%	USD	354,647	(112,890)	(41,094)	(71,796)
CMBX.NA.9.BBB-	3.000%	Monthly	09/17/58	MSIP	235.290%	USD	104,799	(33,359)	(119)	(33,240)
Totals								$(157,210)	$(44,591)	$(112,619)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	Quarterly	06/20/26	BOA	iBoxx USD Liquid High Yield Index	USD	21,546,000	$62,133	$—	$62,133
Receive	SOFR	Quarterly	06/20/26	BOA	iBoxx USD Liquid High Yield Index	USD	1,422,000	4,101	—	4,101
Receive	SOFR	Quarterly	06/20/26	JPMC	iBoxx USD Liquid High Yield Index	USD	2,422,000	5,752	—	5,752
Receive	SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	38,837,000	116,932	—	116,932
Pay	SOFR	Quarterly	06/20/26	GSI	iBoxx USD Liquid Investment Grade Index	USD	15,562,300	55,326	—	55,326
Pay	SOFR	Quarterly	06/20/26	JPMC	iBoxx USD Liquid Investment Grade Index	USD	4,716,000	(10,911)	—	(10,911)
Receive	SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid Investment Grade Index	USD	1,750,000	(2,562)	—	(2,562)
Totals								$230,771	$—	$230,771

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$870,295,767	$—	$870,295,767
Corporate Bonds & Notes
Advertising	—	319,196	—	319,196
Aerospace/Defense	—	5,437,287	1,111,551	6,548,838
Agriculture	—	3,026,137	—	3,026,137
Airlines	—	1,373,438	—	1,373,438
Apparel	—	78,262	—	78,262
Auto Manufacturers	—	9,087,956	—	9,087,956
Auto Parts & Equipment	—	715,092	—	715,092
Banks	—	69,103,649	—	69,103,649
Beverages	—	5,401,747	—	5,401,747
Biotechnology	—	4,213,266	—	4,213,266
Building Materials	—	2,075,377	—	2,075,377
Chemicals	—	4,731,787	—	4,731,787
Commercial Services	—	4,765,957	—	4,765,957
BHFTII-69

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Computers	$—	$10,668,452	$—	$10,668,452
Cosmetics/Personal Care	—	1,432,801	—	1,432,801
Distribution/Wholesale	—	101,776	—	101,776
Diversified Financial Services	—	25,261,006	—	25,261,006
Electric	—	63,295,590	—	63,295,590
Electrical Components & Equipment	—	197,826	—	197,826
Electronics	—	1,456,613	—	1,456,613
Energy-Alternate Sources	—	237,388	1,529,265	1,766,653
Engineering & Construction	—	1,089,687	—	1,089,687
Entertainment	—	20,174,920	1,451,101	21,626,021
Environmental Control	—	1,288,533	—	1,288,533
Food	—	4,149,526	—	4,149,526
Forest Products & Paper	—	143,570	—	143,570
Gas	—	1,380,133	1,886,058	3,266,191
Hand/Machine Tools	—	99,840	—	99,840
Healthcare-Products	—	3,738,327	—	3,738,327
Healthcare-Services	—	9,062,964	—	9,062,964
Home Builders	—	2,976,282	3,094,825	6,071,107
Home Furnishings	—	204,532	—	204,532
Housewares	—	95,698	—	95,698
Insurance	—	8,247,038	—	8,247,038
Internet	—	33,714,885	—	33,714,885
Investment Companies	—	2,542,471	5,095,844	7,638,315
Iron/Steel	—	1,343,192	—	1,343,192
Leisure Time	—	99,241	—	99,241
Lodging	—	1,039,300	0	1,039,300
Machinery-Construction & Mining	—	889,493	—	889,493
Machinery-Diversified	—	1,906,556	—	1,906,556
Media	—	15,320,765	—	15,320,765
Mining	—	2,182,416	—	2,182,416
Miscellaneous Manufacturing	—	1,331,044	—	1,331,044
Office/Business Equipment	—	441,022	—	441,022
Oil & Gas	—	104,244,379	—	104,244,379
Oil & Gas Services	—	503,057	—	503,057
Packaging & Containers	—	1,917,227	—	1,917,227
Pharmaceuticals	—	16,499,503	—	16,499,503
Pipelines	—	19,065,352	—	19,065,352
Real Estate	—	38,908	6,445,519	6,484,427
Real Estate Investment Trusts	—	15,334,506	—	15,334,506
Retail	—	4,688,377	—	4,688,377
Semiconductors	—	6,876,571	—	6,876,571
Software	—	30,007,397	—	30,007,397
Telecommunications	—	15,152,337	8,758	15,161,095
Transportation	—	4,523,904	—	4,523,904
Trucking & Leasing	—	172,121	—	172,121
Water	—	729,117	—	729,117
Total Corporate Bonds & Notes	—	546,194,794	20,622,921	566,817,715
Total U.S. Treasury & Government Agencies*	—	520,485,499	—	520,485,499
Total Non-Agency Mortgage-Backed Securities*	—	345,201,372	—	345,201,372
Asset-Backed Securities
Asset-Backed - Automobile	—	3,422,423	—	3,422,423
Asset-Backed - Credit Card	—	763,768	—	763,768
Asset-Backed - Home Equity	—	31,806,612	—	31,806,612
Asset-Backed - Manufactured Housing	—	7,528,456	—	7,528,456
Asset-Backed - Other	—	224,978,640	4,928,311	229,906,951
Asset-Backed - Student Loan	—	22,868,778	—	22,868,778
Total Asset-Backed Securities	—	291,368,677	4,928,311	296,296,988
Total Foreign Government*	—	49,638,947	—	49,638,947
Floating Rate Loans
Agriculture	—	190,763	—	190,763
Chemicals	—	23,884	—	23,884
Commercial Services	—	1,149,162	858,062	2,007,224
Computers	—	7,222,898	5,020,060	12,242,958
BHFTII-70

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Cosmetics/Personal Care	$—	$—	$259,849	$259,849
Diversified Financial Services	—	978,196	—	978,196
Electric	—	604,099	—	604,099
Energy-Alternate Sources	—	262,848	—	262,848
Engineering & Construction	—	645,341	—	645,341
Entertainment	—	1,891,761	968,824	2,860,585
Healthcare-Services	—	27,400	—	27,400
Lodging	—	1,144,000	—	1,144,000
Media	—	620,951	—	620,951
Office/Business Equipment	—	57,829	—	57,829
Pipelines	—	519,619	—	519,619
Software	—	371,311	—	371,311
Telecommunications	—	517,358	—	517,358
Total Floating Rate Loans	—	16,227,420	7,106,795	23,334,215
Total Municipals*	—	16,109,368	—	16,109,368
Total Preferred Stocks*	—	—	6,400,454	6,400,454
Common Stocks
Banks	847,713	—	—	847,713
Capital Markets	73,547	—	—	73,547
Chemicals	270,847	—	—	270,847
Communications Equipment	181,236	—	—	181,236
Electrical Equipment	—	—	0	0
Energy Equipment & Services	123,079	—	—	123,079
Entertainment	71,032	—	—	71,032
Hotels, Restaurants & Leisure	769,271	—	—	769,271
Household Durables	528,824	—	—	528,824
Machinery	7,053	—	—	7,053
Media	845,149	—	—	845,149
Metals & Mining	293,028	—	—	293,028
Oil, Gas & Consumable Fuels	852,713	—	—	852,713
Trading Companies & Distributors	66,494	—	—	66,494
Wireless Telecommunication Services	—	—	23,736	23,736
Total Common Stocks	4,929,986	—	23,736	4,953,722
Total Convertible Bonds*	—	2,678,697	—	2,678,697
Convertible Preferred Stocks
Aerospace & Defense	350,352	—	—	350,352
IT Services	—	65,949	—	65,949
Total Convertible Preferred Stocks	350,352	65,949	—	416,301
Warrants
Hotels, Restaurants & Leisure	—	—	0	0
IT Services	—	—	329,321	329,321
Machinery	6,427	—	—	6,427
Oil & Gas	—	—	0	0
Software	524	3	—	527
Specialty Retail	302	—	—	302
Total Warrants	7,253	3	329,321	336,577
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	97,205,719	—	97,205,719
Securities Lending Reinvestments
Short-Term Investment Funds	3,200,000	—	—	3,200,000
Repurchase Agreements	—	2,670,992	—	2,670,992
Total Securities Lending Reinvestments	3,200,000	2,670,992	—	5,870,992
Purchased Options
Foreign Currency Options at Value	—	168,930	—	168,930
Interest Rate Swaptions at Value	—	394,420	—	394,420
BHFTII-71

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Options on Exchange-Traded Futures Contracts at Value	$9,367	$—	$—	$9,367
Total Purchased Options at Value	9,367	563,350	—	572,717
Total Investments	$8,496,958	$2,758,706,554	$39,411,538	$2,806,615,050
Collateral for Securities Loaned (Liability)	$—	$(5,870,992)	$—	$(5,870,992)
TBA Forward Sale Commitments (Liability)	$—	$(33,057,300)	$—	$(33,057,300)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,455,691	$—	$1,455,691
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,262,110)	—	(1,262,110)
Total Forward Contracts	$—	$193,581	$—	$193,581
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$83,764	$—	$—	$83,764
Futures Contracts (Unrealized Depreciation)	(3,178,392)	—	—	(3,178,392)
Total Futures Contracts	$(3,094,628)	$—	$—	$(3,094,628)
Written Options
Credit Default Swaptions at Value	$—	$(125,524)	$—	$(125,524)
Foreign Currency Options at Value	—	(527,986)	—	(527,986)
Interest Rate Swaptions at Value	—	(3,830,943)	—	(3,830,943)
Options on Exchange-Traded Futures Contracts at Value	(6,532)	—	—	(6,532)
Total Written Options at Value	$(6,532)	$(4,484,453)	$—	$(4,490,985)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$245,625	$—	$245,625
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(775,544)	—	(775,544)
Total Centrally Cleared Swap Contracts	$—	$(529,919)	$—	$(529,919)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$492,050	$—	$492,050
OTC Swap Contracts at Value (Liabilities)	—	(609,892)	—	(609,892)
Total OTC Swap Contracts	$—	$(117,842)	$—	$(117,842)

*	See Schedule of Investments for additional detailed categorizations.
During the period ended March 31, 2026, a transfer into Level 3 in the amount of $269,865 was due to no vendors or brokers providing prices based on market indications which resulted in a lack of significant observable inputs.
During the period ended March 31, 2026, a transfer out of Level 3 in the amount of $2,948,000 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable inputs.
BHFTII-72

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2025	Purchases	Sales	Realized Gain/ (Loss)	Transfers In	Transfer Out	Amortization	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2026	Change in Unrealized Appreciation/ (Depreciation) from Investment Held at March 31, 2026
Corporate Bonds
Aerospace/Defense	$1,141,676	$—	$—	$—	$—	$—	$—	$ (30,125)	$1,111,551	(30,125)
Banks	2,948,000	—	—	—	—	(2,948,000)	—	—	—	—
Energy-Alternate Sources	1,499,831	29,543	—	—	—	—	1,119	(1,228)	1,529,265	(1,228)
Entertainment	1,456,476	—	—	—	—	—	—	(5,375)	1,451,101	(5,375)
Gas	1,883,800	—	—	—	—	—	1,785	473	1,886,058	473
Home Builders	3,169,414	—	—	—	—	—	1,996	(76,585)	3,094,825	(76,585)
Investment Companies	5,047,452	74,478	—	—	—	—	55	(26,141)	5,095,844	(26,141)
Lodging	0	—	—	—	—	—	223	(223)	0	(223)
Real Estate	5,855,997	791,380	—	—	—	—	9,490	(211,348)	6,445,519	(211,348)
Telecommunications	8,758	—	—	—	—	—	1,878	(1,878)	8,758	(1,878)
Asset-Backed Securities
Asset-Backed - Other	4,882,281	—	—	—	—	—	—	46,030	4,928,311	46,030
Floating Rate Loans
Commercial Services	979,095	—	(18,437)	—	—	—	24,232	(126,828)	858,062	(126,828)
Computers*	5,239,681	94,855	(354,238)	65	—	—	877	38,820	5,020,060	38,820
Cosmetics/Personal Care	271,232	—	(11,640)	164	—	—	320	(227)	259,849	(227)
Entertainment	447,887	499,940	—	—	269,865	—	13,526	(262,394)	968,824	(262,394)
Preferred Stocks
Electronic Equipment, Instruments & Components	—	164,500	—	—	—	—	—	2,841	167,341	2,841
Home Builders	2,605,005	—	—	—	—	—	—	—	2,605,005	—
IT Services	4,136,721	—	—	—	—	—	—	(508,613)	3,628,108	(508,613)
Oil & Gas	155,827	—	(164,500)	—	—	—	—	8,673	—	—
Software	0	—	—	—	—	—	—	—	0	—
Common Stocks
Electrical Equipment	0	—	—	—	—	—	—	—	0	—
Wireless Telecommunication Services	23,736	—	—	—	—	—	—	—	23,736	—
Warants
Hotels, Restaurants & Leisure	0	—	—	—	—	—	—	—	0	—
IT Services	402,039	—	—	—	—	—	—	(72,718)	329,321	(72,718)
Oil & Gas	5	—	—	—	—	—	—	(5)	0	(5)
	$42,154,913	$1,654,696	$(548,815)	$229	$269,865	$(2,948,000)	$55,501	$(1,226,851)	$39,411,538	$(1,235,524)
* Values are net of unfunded loan commitments.
BHFTII-73

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of March 31, 2026.
	Fair Value at March 31, 2026	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Corporate Bonds
Aerospace/Defense	$1,111,551	Market Yield Analysis	Midpoint Yield Spread	5.40%	5.40%	5.40%	Decrease
			Reference Index Spread	2.95%	2.95%	2.95%	Decrease
Energy - Alternate Sources	1,529,265	Market Yield Analysis	Midpoint Yield Spread	9.38%	9.38%	9.38%	Decrease
			Reference Index Spread	3.81%	3.81%	3.81%	Decrease
Entertainment	1,451,101	Market Yield Analysis	Midpoint Yield Spread	8.00%	8.00%	8.00%	Decrease
			Reference Index Spread	3.80%	3.80%	3.80%	Decrease
Gas	1,886,058	Market Yield Analysis	Midpoint Yield Spread	5.04%	6.20%	5.32%	Decrease
			Reference Index Spread	3.45%	3.70%	3.51%	Decrease
Home Builders	3,094,825	Market Yield Analysis	Midpoint Yield Spread	7.50%	7.50%	7.50%	Decrease
			Reference Index Spread	3.95%	3.95%	3.95%	Decrease
Investment Companies	5,095,844	Market Yield Analysis	Midpoint Yield Spread	5.63%	13.00%	6.81%	Decrease
			Reference Index Spread	3.85%	3.96%	3.88%	Decrease
Lodging	0	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
Real Estate	6,445,519	Market Yield Analysis	Midpoint Yield Spread	10.50%	10.50%	10.50%	Decrease
			Reference Index Spread	3.90%	3.90%	3.90%	Decrease
		EV Coverage Analysis	EV/EBITDA Multiple	2.00x	2.00x	2.00x	Increase
			Loan/EV Coverage Ratio	0.74x	0.74x	0.74x	Increase
		Buyout Scenario	Percent of Par Value	76.65%	76.65%	76.65%	Increase
		Discounted Cash Flow	Implied Yield	19.45%	19.45%	19.45%	Decrease
Telecommunications	8,578	Broker Quotations	Single-Source Quote	$6.00	$6.00	$6.00	Increase
Asset-Backed Securities
Asset-Backed - Other	4,928,311	Discounted Cash Flow	Implied Yield	10.82%	11.20%	11.09%	Decrease
		Market Yield Analysis	Midpoint Yield Spread	3.58%	3.58%	3.58%	Decrease
			Reference Index Spread	3.70%	3.70%	3.70%	Decrease
Floating Rate Loans
Commercial Services	858,062	EV Coverage Analysis	EV/EBITDA Multiple	9.25x	9.25x	9.25x	Increase
			Loan/EV Coverage Ratio	0.28x	0.28x	0.28x	Increase
		Market Yield Analysis	Midpoint Yield Spread	6.38%	6.38%	6.38%	Decrease
			Reference Index Spread	3.56%	3.56%	3.56%	Decrease
Computers	5,020,060	Market Yield Analysis	Midpoint Yield Spread	5.77%	11.17%	7.87%	Decrease
			Reference Index Spread	3.56%	3.73%	3.62%	Increase
Cosmetics/Personal Care	259,849	Market Yield Analysis	Midpoint Yield Spread	5.50%	5.50%	5.50%	Decrease
			Reference Index Spread	3.72%	3.72%	3.72%	Decrease
Entertainment	968,824	Market Yield Analysis	Midpoint Yield Spread	13.00%	17.50%	15.89%	Decrease
			Reference Index Spread	3.67%	3.67%	3.67%	Decrease
		EV Coverage Analysis	EV/EBITDA Multiple	5.00x	5.00x	5.00x	Increase
			Loan/EV Coverage Ratio	0.04x	0.04x	0.04x	Increase
		Precedent Transaction	Transaction Price	$96.00	$96.00	$96.00	Increase
Preferred Stocks
Electronic Equipment, Instruments & Components	167,341	Option Pricing Method	EV/Revenue Multiple	4.25x	4.25x	4.25x	Increase
			Volatility	112%	112%	112%	Increase
Home Builders	2,605,005	Market Yield Analysis	Midpoint Yield Spread	7.26%	7.26%	7.26%	Decrease
			Reference Index Spread	3.72%	3.72%	3.72%	Decrease
IT Services	3,628,108	Comparable Company Analysis	EV/Revenue Multiple	7.25x	7.25x	7.25x	Increase
			Accrued Dividend/Share	$1.40	$1.40	$1.40	Increase
Software	0	EV Coverage Analysis	EV/EBITDA Multiple	2.00x	2.00x	2.00x	Increase
			EV Coverage Ratio	0.00x	0.00x	0.00x	Increase
Common Stock
Electrical Equipment	0	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
Wireless Telecommunication Services	23,736	Broker Quotations	Single-Source Quote	$23.00	$23.00	$23.00	Increase
Warrants
Hotels, Restaurants & Leisure	0	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
IT Services	329,321	Comparable Company Analysis	EV/Revenue Multiple	7.25x	7.25x	7.25x	Increase
Oil & Gas	0	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
	$39,411,538
BHFTII-74

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—95.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 6.1%
Howmet Aerospace, Inc.	211,978	$48,852,450
L3Harris Technologies, Inc.	87,526	30,209,599
TransDigm Group, Inc.	17,124	19,846,031
		98,908,080
Automobiles — 1.0%
Tesla, Inc. (a)	43,884	16,313,877
Broadline Retail — 8.0%
Amazon.com, Inc. (a)	618,842	128,886,223
Communications Equipment — 2.0%
Arista Networks, Inc. (a)	258,201	31,701,919
Construction & Engineering — 2.5%
Quanta Services, Inc.	74,356	40,822,931
Consumer Finance — 1.7%
Capital One Financial Corp.	150,381	27,434,006
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	148,032	18,397,417
Electrical Equipment — 2.0%
Eaton Corp. PLC	92,086	32,936,400
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp. (a)	285,031	17,885,695
Health Care Providers & Services — 2.2%
McKesson Corp.	42,013	36,356,370
Interactive Media & Services — 9.5%
Alphabet, Inc. - Class A	280,930	80,784,231
Meta Platforms, Inc. - Class A	126,474	72,359,569
		153,143,800
IT Services — 2.3%
Shopify, Inc. - Class A (a)	237,669	28,192,297
Snowflake, Inc. - Class A (a)	59,133	8,918,439
		37,110,736
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	21,580	10,607,217
Machinery — 2.6%
Caterpillar, Inc.	60,207	42,654,251
Metals & Mining — 2.2%
Freeport-McMoRan, Inc.	610,970	35,912,817
Oil, Gas & Consumable Fuels — 1.0%
EQT Corp.	258,696	16,463,413
Pharmaceuticals — 2.0%
Eli Lilly & Co.	36,155	33,254,284
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — 24.7%
Applied Materials, Inc.	82,543	$28,212,372
Broadcom, Inc.	250,656	77,580,539
Intel Corp. (a)	757,577	33,431,873
Lam Research Corp.	136,151	29,090,023
NVIDIA Corp.	1,324,421	230,979,022
		399,293,829
Software — 13.7%
AppLovin Corp. - Class A (a)	71,867	28,603,066
Datadog, Inc. - Class A (a)	333,203	39,334,614
Microsoft Corp.	266,967	98,823,175
Oracle Corp.	162,345	23,882,573
Palo Alto Networks, Inc. (a)	193,347	30,997,391
		221,640,819
Specialized REITs — 2.7%
Equinix, Inc.	43,935	43,066,844
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	383,509	97,330,749
Total Common Stocks (Cost $1,120,800,691)		1,540,121,677

Convertible Preferred Stocks—3.2%
Software — 3.2%
Databricks, Inc. - Series D † (a) (b) (c)	239,200	40,910,376
Databricks, Inc. - Series J † (a) (b) (c)	70,572	12,069,929
Total Convertible Preferred Stocks (Cost $28,653,910)		52,980,305

Preferred Stocks—0.9%
Interactive Media & Services — 0.9%
Bytedance Ltd. - Series E-1 † (a) (b) (c) (Cost $5,371,984)	49,026	14,169,985
BHFTII-75

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—0.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $4,569,113; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $4,660,174	4,568,796	$4,568,796
Total Short-Term Investments (Cost $4,568,796)		4,568,796
Total Investments—99.5% (Cost $1,159,395,381)		1,611,840,763
Other assets and liabilities (net)—0.5%		7,383,448
Net Assets—100.0%		$1,619,224,211

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was $67,150,290, which is 4.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 4.1% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance Ltd. - Series E-1	12/10/20	49,026	$5,371,984	$14,169,985
Databricks, Inc. - Series D	03/27/25	239,200	22,126,000	40,910,376
Databricks, Inc. - Series J	01/21/25	70,572	6,527,910	12,069,929
				$67,150,290
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,540,121,677	$—	$—	$1,540,121,677
Total Convertible Preferred Stocks*	—	—	52,980,305	52,980,305
Total Preferred Stocks*	—	—	14,169,985	14,169,985
Total Short-Term Investments*	—	4,568,796	—	4,568,796
Total Investments	$1,540,121,677	$4,568,796	$67,150,290	$1,611,840,763

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-76

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2025	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2026	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2026
Convertible Preferred Stocks
Software	$58,856,680	$(5,876,375)	$52,980,305	$(5,876,375)
Preferred Stocks
Interactive Media & Services	12,681,555	1,488,430	14,169,985	1,488,430
	$71,538,235	$(4,387,945)	$67,150,290	$(4,387,945)
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of March 31, 2026.
	Fair Value at March 31, 2026	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$52,980,305	Comparable Company Analysis	Enterprise Value/Revenue	21.25x	21.25x	21.25x	Increase
Preferred Stocks
Interactive Media & Services	14,169,985	Comparable Company Analysis	Enterprise Value/Revenue	1.60x	1.60x	1.60x	Increase
	$67,150,290
BHFTII-77

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—100.4% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—23.9%
Bank of America NA
3.770%, 01/04/27	4,000,000	$3,992,799
3.940%, 07/02/26	4,000,000	4,000,980
4.030%, SOFR + 0.400%, 01/04/27 (a)	1,000,000	1,000,527
Bank of Montreal
3.970%, SOFR + 0.340%, 03/22/27 (a)	3,000,000	2,998,434
4.000%, 03/11/27	2,000,000	1,997,462
4.010%, SOFR + 0.380%, 02/19/27 (a)	2,500,000	2,500,135
Bank of Nova Scotia
3.800%, 01/08/27	2,000,000	1,995,866
4.030%, 03/15/27	3,500,000	3,497,670
Barclays Bank PLC
3.850%, SOFR + 0.220%, 04/10/26 (a)	2,000,000	2,000,056
3.880%, SOFR + 0.250%, 04/22/26 (a)	2,000,000	2,000,166
3.960%, SOFR + 0.330%, 08/10/26 (a)	2,000,000	2,000,764
4.030%, SOFR + 0.400%, 11/13/26 (a)	2,000,000	2,000,490
4.050%, 03/12/27	3,500,000	3,497,332
4.070%, SOFR + 0.440%, 04/21/26 (a)	4,000,000	4,000,767
BNP Paribas SA
3.800%, 07/13/26	11,000,000	10,996,799
3.800%, 09/24/26	2,000,000	1,998,083
Canadian Imperial Bank of Commerce
4.000%, SOFR + 0.370%, 07/14/26 (a)	1,000,000	1,000,391
4.030%, SOFR + 0.400%, 11/09/26 (a)	3,000,000	3,001,566
4.030%, SOFR + 0.400%, 12/14/26 (a)	1,000,000	1,000,136
4.160%, 08/12/26	4,000,000	4,002,057
Cooperatieve Rabobank UA
3.890%, SOFR + 0.260%, 04/08/26 (a)	2,000,000	2,000,085
Deutsche Bank AG
3.850%, 10/15/26	4,000,000	3,995,647
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
3.930%, 05/26/26	4,500,000	4,500,680
Goldman Sachs Bank USA
3.937%, SOFR + 0.300%, 02/18/27 (a)	3,000,000	2,999,306
3.980%, 05/13/26	3,500,000	3,500,662
4.120%, 03/31/27	4,000,000	4,000,000
Korea Development Bank
3.800%, 09/18/26	6,000,000	5,995,089
4.000%, 06/22/26	6,500,000	6,501,010
Landesbank Baden-Wuerttemberg
3.900%, 06/05/26	3,000,000	3,000,374
Lloyds Bank Corporate Markets PLC
4.410%, 05/15/26	3,755,000	3,757,421
Mizuho Bank Ltd.
3.810%, 07/02/26	4,000,000	3,998,718
MUFG Bank Ltd.
3.850%, SOFR + 0.220%, 09/15/26 (a)	4,000,000	3,997,678
3.980%, SOFR + 0.350%, 09/10/26 (a)	2,900,000	2,900,043
4.010%, 06/11/26	4,000,000	4,000,975
4.020%, 04/15/26	4,000,000	4,000,432
Nordea Bank Abp
3.890%, SOFR + 0.260%, 04/14/26 (a)	2,500,000	2,500,178
3.960%, SOFR + 0.330%, 12/15/26 (a)	4,000,000	4,000,020
3.970%, 08/14/26	2,500,000	2,500,062
Royal Bank of Canada
3.850%, 12/04/26	2,000,000	1,996,604
Security Description	Principal Amount*	Value
Certificate of Deposit—(Continued)
Royal Bank of Canada
3.960%, 11/18/26	1,000,000	$999,232
3.980%, SOFR + 0.350%, 11/13/26 (a)	1,000,000	1,000,002
4.000%, 03/12/27	2,500,000	2,497,316
4.100%, 08/14/26	2,250,000	2,251,119
4.350%, 04/16/26	3,000,000	3,000,734
Standard Chartered Bank
4.060%, SOFR + 0.430%, 10/15/26 (a)	2,000,000	2,000,822
4.070%, SOFR + 0.440%, 11/23/26 (a)	2,000,000	2,000,982
Sumitomo Mitsui Banking Corp.
3.990%, SOFR + 0.360%, 10/15/26 (a)	4,000,000	4,000,251
Svenska Handelsbanken AB
3.930%, SOFR + 0.300%, 10/15/26 (a)	3,000,000	2,999,471
3.935%, 11/17/26	1,000,000	999,405
Swedbank AB
3.900%, SOFR + 0.270%, 04/13/26 (a)	2,000,000	2,000,132
Toronto-Dominion Bank
3.910%, SOFR + 0.280%, 08/10/26 (a)	2,000,000	2,000,460
3.930%, 03/25/27	2,000,000	1,993,481
3.940%, SOFR + 0.310%, 03/23/27 (a)	2,000,000	1,997,949
4.030%, SOFR + 0.400%, 12/14/26 (a)	1,000,000	1,000,342
4.080%, SOFR + 0.450%, 04/28/26 (a)	1,500,000	1,500,392
UBS AG
3.820%, 02/19/27	1,000,000	997,299
Wells Fargo Bank NA
3.750%, 01/27/27	4,000,000	3,989,412
3.930%, SOFR + 0.300%, 03/17/27 (a)	2,000,000	1,999,535
3.930%, SOFR + 0.300%, 03/24/27 (a)	1,000,000	999,686
3.940%, SOFR + 0.310%, 05/28/26 (a)	3,000,000	3,001,154
Westpac Banking Corp.
4.200%, 03/24/27	1,000,000	1,000,795
		173,857,435
Commercial Paper—41.9%
Alinghi Funding Co. LLC
4.030%, SOFR + 0.400%, 07/30/26 (144A) (a)	1,000,000	1,000,021
4.070%, SOFR + 0.420%, 07/16/26 (144A) (a)	1,000,000	1,000,076
ANZ New Zealand International Ltd.
3.919%, 09/14/26 (144A) (b)	3,000,000	2,946,323
Aquitaine Funding Co. LLC
3.218%, 04/07/26 (144A) (b)	4,000,000	3,997,099
3.859%, 08/14/26 (144A) (b)	2,000,000	1,970,040
ASB Bank Ltd.
3.765%, 11/23/26 (144A) (b)	1,500,000	1,461,758
3.807%, 11/23/26 (144A) (b)	3,000,000	2,923,515
Australia & New Zealand Banking Group Ltd.
3.778%, 09/04/26 (144A) (b)	3,500,000	3,441,315
3.849%, 07/02/26 (144A) (b)	2,500,000	2,475,342
4.210%, 07/16/26 (144A) (b)	2,000,000	1,977,344
Bedford Row Funding Corp.
Zero Coupon, 04/01/26 (144A) (b)	6,000,000	5,999,386
BofA Securities, Inc.
4.309%, 07/01/26 (144A) (b)	5,000,000	4,950,405
Britannia Funding Co. LLC
3.929%, 05/06/26 (144A) (b)	2,000,000	1,992,308
3.990%, SOFR + 0.340%, 07/30/26 (144A) (a)	4,000,000	4,000,874
BHFTII-78

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Chesham Finance Ltd./Chesham Finance LLC
Zero Coupon, 04/01/26 (144A) (b)	25,000,000	$24,997,437
3.700%, 04/02/26 (144A) (b)	5,000,000	4,998,974
Columbia Funding Co. LLC
3.817%, 07/13/26 (144A) (b)	4,000,000	3,954,933
3.828%, 07/15/26 (144A) (b)	3,000,000	2,965,550
Concord Minutemen Capital Co. LLC
4.048%, 06/08/26 (144A) (b)	6,000,000	5,955,023
DNB Bank ASA
3.753%, 01/07/27 (144A) (b)	4,000,000	3,877,906
4.009%, 04/16/26 (144A) (b)	3,000,000	2,995,186
4.142%, 05/01/26 (144A) (b)	2,000,000	1,993,794
Erste Finance Delaware LLC
3.360%, 04/02/26 (144A) (b)	1,000,000	999,795
Federation des Caisses Desjardins du Quebec
3.785%, 02/25/27 (144A) (b)	3,000,000	2,892,071
Glencove Funding LLC
3.860%, 06/04/26 (144A) (b)	6,000,000	5,958,292
ING U.S. Funding LLC
3.880%, 12/01/26 (144A) (b)	3,500,000	3,497,340
3.930%, SOFR + 0.280%, 08/14/26 (144A) (a)	1,000,000	1,000,084
Intrepid Funding Co. LLC
3.952%, 05/07/26 (144A) (b)	3,000,000	2,988,200
4.170%, 04/24/26 (144A) (b)	5,500,000	5,486,164
4.249%, 04/30/26 (144A) (b)	5,000,000	4,984,083
Korea Development Bank
3.853%, 09/08/26 (b)	6,500,000	6,387,482
Landesbank Baden-Wuerttemberg
Zero Coupon, 04/01/26 (b)	24,000,000	23,997,542
Lloyds Bank PLC
3.716%, 04/21/26 (b)	2,500,000	2,494,551
3.940%, 07/01/26 (144A) (b)	2,000,000	1,980,343
Mackinac Funding Co. LLC
3.828%, 07/14/26 (144A) (b)	2,500,000	2,471,490
Macquarie Bank Ltd.
3.900%, 11/30/26 (144A) (b)	2,000,000	1,998,253
3.966%, 09/24/26 (144A) (b)	2,000,000	1,961,443
4.000%, SOFR + 0.350%, 04/07/26 (144A) (a)	5,000,000	5,000,252
4.002%, 04/30/26 (144A) (b)	1,000,000	996,867
4.026%, 05/20/26 (144A) (b)	2,500,000	2,486,864
4.120%, 07/20/26 (144A) (b)	4,000,000	3,951,604
4.130%, SOFR + 0.500%, 04/20/27 (144A) (a)	2,000,000	2,000,135
4.141%, 04/24/26 (144A) (b)	1,000,000	997,504
4.174%, 04/29/26 (144A) (b)	2,500,000	2,492,433
Mainbeach Funding LLC
3.863%, 08/20/26 (144A) (b)	2,500,000	2,461,272
Manhattan Asset Funding Co. LLC
3.634%, 04/14/26 (144A) (b)	3,535,000	3,529,893
National Australia Bank Ltd.
4.000%, 03/17/27 (144A) (b)	3,500,000	3,499,456
National Bank of Canada
3.779%, 02/11/27 (144A) (b)	2,000,000	1,931,318
3.887%, 08/25/26 (144A) (b)	4,000,000	3,937,117
4.030%, SOFR + 0.380%, 05/29/26 (144A) (a)	2,500,000	2,501,188
4.050%, SOFR + 0.400%, 12/18/26 (144A) (a)	2,000,000	2,000,800
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Nordea Bank Abp
3.825%, 06/01/26 (144A) (b)	7,000,000	$6,954,092
4.009%, 04/16/26 (144A) (b)	3,000,000	2,995,102
Old Line Funding LLC
3.856%, 06/09/26 (144A) (b)	4,000,000	3,969,822
4.062%, 05/18/26 (144A) (b)	3,500,000	3,482,043
Ranger Funding Co. LLC
3.961%, 06/12/26 (144A) (b)	5,000,000	4,960,803
Ridgefield Funding Co. LLC
3.832%, 08/21/26 (144A) (b)	4,500,000	4,429,435
3.850%, SOFR + 0.220%, 08/03/26 (144A) (a)	6,000,000	6,000,304
Royal Bank of Canada
3.920%, SOFR + 0.270%, 08/10/26 (144A) (a)	2,000,000	2,000,619
4.226%, 05/27/26 (144A) (b)	2,000,000	1,987,897
Skandinaviska Enskilda Banken AB
4.040%, SOFR + 0.390%, 04/28/26 (144A) (a)	4,000,000	4,000,857
Starbird Funding Corp.
3.800%, 08/03/26 (144A) (b)	4,500,000	4,438,724
Sumitomo Mitsui Banking Corp.
3.880%, SOFR + 0.230%, 04/16/26 (144A) (a)	4,000,000	4,000,256
Svenska Handelsbanken AB
3.791%, 09/18/26 (144A) (b)	2,500,000	2,454,559
3.833%, 09/10/26 (144A) (b)	6,000,000	5,896,236
3.950%, SOFR + 0.300%, 09/29/26 (144A) (a)	3,500,000	3,499,628
Swedbank AB
3.918%, 06/10/26 (144A) (b)	2,000,000	1,984,907
UBS AG
4.016%, SOFR + 0.350%, 10/15/26 (144A) (a)	2,000,000	2,000,195
4.212%, SOFR + 0.400%, 11/05/26 (144A) (a)	2,000,000	2,000,503
Verto Capital I-A LLC
Zero Coupon, 04/01/26 (144A) (b)	20,000,000	19,997,950
Westpac Banking Corp.
3.727%, 12/04/26 (144A) (b)	2,155,000	2,097,114
3.795%, 01/29/27 (144A) (b)	3,500,000	3,383,932
3.900%, 02/22/27 (144A) (b)	4,500,000	4,496,402
3.990%, SOFR + 0.340%, 04/30/26 (144A) (a)	3,000,000	3,000,625
4.050%, SOFR + 0.400%, 04/10/26 (144A) (a)	2,500,000	2,500,189
Westpac Securities NZ Ltd.
3.950%, SOFR + 0.300%, 08/25/26 (144A) (a)	3,500,000	3,500,844
		304,791,483
Repurchase Agreements—33.6%
BofA Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26, with a maturity value of $75,007,646; collateralized by U.S. Government Agency Obligations with rates ranging from 1.020%-7.500%, with maturity dates ranging from 05/26/26-08/20/65, and an aggregate market value of $76,238,539	75,000,000	75,000,000
JPMorgan Securities LLC
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26, with a maturity value of $94,009,583; collateralized by U.S. Government Agency Obligations with rates ranging from 2.000%-7.000%, with maturity dates ranging from 03/15/29-07/15/60, and an aggregate market value of $95,756,936	94,000,000	94,000,000
BHFTII-79

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Securities (USA) LLC
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26, with a maturity value of $75,007,646; collateralized by U.S. Government Agency Obligations with rates ranging from 4.000%-6.050%, with maturity dates ranging from 06/12/26 -03/24/56, and an aggregate market value of $75,884,077	75,000,000	$75,000,000
		244,000,000
Time Deposit—1.0%
Royal Bank of Canada
3.700%, 04/01/26	7,000,000	7,000,000
Total Short-Term Investments (Cost $729,710,656)		729,648,918
Total Investments—100.4% (Cost $729,710,656)		729,648,918
Other assets and liabilities (net)—(0.4)%		(3,108,645)
Net Assets—100.0%		$726,540,273

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2026.

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$271,911,908, which is 37.4% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$729,648,918	$—	$729,648,918
Total Investments	$—	$729,648,918	$—	$729,648,918

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-80

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.1%
AB International Bond Portfolio (Class A) (a)	734,817	$5,790,359
Baillie Gifford International Stock Portfolio (Class A) (b)	256,463	2,805,701
BlackRock Bond Income Portfolio (Class A) (b)	413,432	37,820,718
BlackRock Capital Appreciation Portfolio (Class A) (b)	52,376	2,114,934
BlackRock High Yield Portfolio (Class A) (a)	287,474	2,179,050
Brighthouse Small Cap Value Portfolio (Class A) (a)	250,939	2,845,647
Brighthouse/Artisan International Portfolio (Class A) (a)	157,054	2,095,099
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	4,512	717,970
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	551,714	5,070,250
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	1,637,946	14,528,582
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	191,243	4,966,570
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	204,244	2,861,453
CBRE Global Real Estate Portfolio (Class A) (a)	130,384	1,400,329
Harris Oakmark International Portfolio (Class A) (a)	193,934	2,779,081
Invesco Comstock Portfolio (Class A) (a)	436,666	5,781,465
Invesco Global Equity Portfolio (Class A) (a)	31,255	706,043
Jennison Growth Portfolio (Class A) (b)	202,060	2,824,800
JPMorgan Core Bond Portfolio (Class A) (a)	2,605,541	23,997,030
JPMorgan Small Cap Value Portfolio (Class A) (a)	115,511	1,438,117
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	63,371	712,922
MFS Research International Portfolio (Class A) (a)	206,648	2,835,209
MFS Value Portfolio (Class A) (b)	524,427	7,226,600
Neuberger Berman Genesis Portfolio (Class A) (b)	46,471	710,537
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	2,329,867	23,974,333
PIMCO Total Return Portfolio (Class A) (a)	3,594,016	36,371,439
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (a)	47,469	$687,830
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	94,109	2,117,455
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	155,344	4,326,334
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	88,277	714,163
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	114,833	2,129,004
TCW Core Fixed Income Portfolio (Class A) (a)	3,294,427	29,089,793
VanEck Global Natural Resources Portfolio (Class A) (b)	221,185	3,642,922
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,359,830	14,522,988
Western Asset Management U.S. Government Portfolio (Class A) (b)	3,509,800	37,800,550
Total Investment Companies (Cost $303,944,959)		289,585,277
Total Investments—100.1% (Cost $303,944,959)		289,585,277
Other assets and liabilities (net)—(0.1)%		(403,174)
Net Assets—100.0%		$289,182,103

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
AB International Bond Portfolio (Class A)	$6,084,828	$9,051	$(253,889)	$(63,093)	$13,462	$5,790,359
Baillie Gifford International Stock Portfolio (Class A)	3,038,725	125,302	(198,704)	15,714	(175,336)	2,805,701
BlackRock Bond Income Portfolio (Class A)	39,498,850	104,530	(1,692,718)	(319,917)	229,973	37,820,718
BlackRock Capital Appreciation Portfolio (Class A)	2,262,238	146,039	(87,830)	35,435	(240,948)	2,114,934
BlackRock High Yield Portfolio (Class A)	2,282,735	5,440	(94,613)	4,277	(18,789)	2,179,050
Brighthouse Small Cap Value Portfolio (Class A)	2,986,929	97,359	(248,529)	(26,797)	36,685	2,845,647
Brighthouse/Artisan International Portfolio (Class A)	2,276,655	26,977	(331,976)	56,670	66,773	2,095,099
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	751,790	42,655	(41,521)	(24,282)	(10,672)	717,970
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	5,319,544	27,252	(242,779)	(22,391)	(11,376)	5,070,250
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	15,200,370	32,603	(755,649)	(50,572)	101,830	14,528,582
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	5,297,078	72,124	(136,491)	(16,090)	(250,051)	4,966,570
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,021,129	57,965	(70,003)	16,627	(164,265)	2,861,453
CBRE Global Real Estate Portfolio (Class A)	1,515,164	18,104	(157,557)	(19,012)	43,630	1,400,329
Harris Oakmark International Portfolio (Class A)	3,039,346	102,013	(174,021)	14,922	(203,179)	2,779,081
Invesco Comstock Portfolio (Class A)	6,054,563	49,674	(347,795)	10,716	14,307	5,781,465
Invesco Global Equity Portfolio (Class A)	757,073	54,560	(31,044)	7,632	(82,178)	706,043
Jennison Growth Portfolio (Class A)	3,020,065	225,449	(84,655)	(1,746)	(334,313)	2,824,800
JPMorgan Core Bond Portfolio (Class A)	25,058,077	54,665	(1,149,419)	(156,692)	190,399	23,997,030
JPMorgan Small Cap Value Portfolio (Class A)	1,493,149	20,591	(138,343)	22,809	39,911	1,438,117
BHFTII-81

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
Loomis Sayles Small Cap Growth Portfolio (Class A)	$743,385	$24,739	$(62,367)	$17,044	$(9,879)	$712,922
MFS Research International Portfolio (Class A)	3,037,684	58,212	(309,203)	14,835	33,681	2,835,209
MFS Value Portfolio (Class A)	7,558,124	60,686	(489,347)	(71,226)	168,363	7,226,600
Neuberger Berman Genesis Portfolio (Class A)	745,837	28,088	(75,785)	(5,584)	17,981	710,537
PIMCO Inflation Protected Bond Portfolio (Class A)	25,054,947	39,252	(1,103,013)	103,024	(119,877)	23,974,333
PIMCO Total Return Portfolio (Class A)	37,986,465	100,852	(1,581,223)	(198,140)	63,485	36,371,439
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	761,628	28,428	(133,685)	20,476	10,983	687,830
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,265,821	174,148	(52,954)	20,111	(289,671)	2,117,455
T. Rowe Price Large Cap Value Portfolio (Class A)	4,544,951	35,932	(362,643)	(67,313)	175,407	4,326,334
T. Rowe Price Mid Cap Growth Portfolio (Class A)	751,105	35,075	(43,399)	(13,351)	(15,267)	714,163
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,228,298	92,011	(189,120)	38,038	(40,223)	2,129,004
TCW Core Fixed Income Portfolio (Class A)	30,371,688	65,113	(1,388,313)	(217,918)	259,223	29,089,793
VanEck Global Natural Resources Portfolio (Class A)	3,775,979	133,425	(860,825)	207,636	386,707	3,642,922
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	15,208,611	26,463	(674,425)	(184,754)	147,093	14,522,988
Western Asset Management U.S. Government Portfolio (Class A)	39,498,468	83,391	(1,895,901)	(226,214)	340,806	37,800,550
	$303,491,299	$2,258,168	$(15,459,739)	$(1,079,126)	$374,675	$289,585,277

Security Description	Number of shares held at March 31, 2026
AB International Bond Portfolio (Class A)	734,817
Baillie Gifford International Stock Portfolio (Class A)	256,463
BlackRock Bond Income Portfolio (Class A)	413,432
BlackRock Capital Appreciation Portfolio (Class A)	52,376
BlackRock High Yield Portfolio (Class A)	287,474
Brighthouse Small Cap Value Portfolio (Class A)	250,939
Brighthouse/Artisan International Portfolio (Class A)	157,054
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	4,512
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	551,714
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	1,637,946
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	191,243
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	204,244
CBRE Global Real Estate Portfolio (Class A)	130,384
Harris Oakmark International Portfolio (Class A)	193,934
Invesco Comstock Portfolio (Class A)	436,666
Invesco Global Equity Portfolio (Class A)	31,255
Jennison Growth Portfolio (Class A)	202,060
JPMorgan Core Bond Portfolio (Class A)	2,605,541
JPMorgan Small Cap Value Portfolio (Class A)	115,511
Loomis Sayles Small Cap Growth Portfolio (Class A)	63,371
MFS Research International Portfolio (Class A)	206,648
MFS Value Portfolio (Class A)	524,427
Neuberger Berman Genesis Portfolio (Class A)	46,471
PIMCO Inflation Protected Bond Portfolio (Class A)	2,329,867
PIMCO Total Return Portfolio (Class A)	3,594,016
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	47,469
T. Rowe Price Large Cap Growth Portfolio (Class A)	94,109
T. Rowe Price Large Cap Value Portfolio (Class A)	155,344
T. Rowe Price Mid Cap Growth Portfolio (Class A)	88,277
T. Rowe Price Small Cap Growth Portfolio (Class A)	114,833
TCW Core Fixed Income Portfolio (Class A)	3,294,427
VanEck Global Natural Resources Portfolio (Class A)	221,185
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	1,359,830
Western Asset Management U.S. Government Portfolio (Class A)	3,509,800
BHFTII-82

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$289,585,277	$—	$—	$289,585,277
Total Investments	$289,585,277	$—	$—	$289,585,277

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-83

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	11,324,370	$89,236,034
Allspring Mid Cap Value Portfolio (Class A) (a)	696,473	7,257,249
Baillie Gifford International Stock Portfolio (Class A) (b)	6,480,954	70,901,635
BlackRock Bond Income Portfolio (Class A) (b)	3,351,500	306,595,209
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,205,098	48,661,842
BlackRock High Yield Portfolio (Class A) (a)	3,946,510	29,914,546
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,142,068	35,631,056
Brighthouse/Artisan International Portfolio (Class A) (a)	3,755,594	50,099,618
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	44,912	7,146,428
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	5,694,473	52,332,209
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	10,144,206	89,979,111
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	3,671,879	29,448,466
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,630,384	94,281,073
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,679,862	65,564,873
CBRE Global Real Estate Portfolio (Class A) (a)	1,992,904	21,403,792
Harris Oakmark International Portfolio (Class A) (a)	5,319,967	76,235,124
Invesco Comstock Portfolio (Class A) (a)	7,251,561	96,010,671
Invesco Global Equity Portfolio (Class A) (a)	1,212,572	27,391,998
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	1,395,638	14,263,416
Jennison Growth Portfolio (Class A) (b)	2,428,441	33,949,608
JPMorgan Core Bond Portfolio (Class A) (a)	13,815,592	127,241,606
JPMorgan Small Cap Value Portfolio (Class A) (a)	1,765,106	21,975,572
Loomis Sayles Growth Portfolio (Class A) (a)	1,596,302	27,232,909
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	646,610	7,274,359
MFS Research International Portfolio (Class A) (a)	3,653,449	50,125,319
MFS Value Portfolio (Class A) (b)	8,052,141	110,958,504
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	941,487	$14,395,341
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	15,258,666	157,011,669
PIMCO Total Return Portfolio (Class A) (a)	29,557,982	299,126,779
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (a)	2,862,589	41,478,916
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	1,810,001	40,725,017
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,710,383	103,334,176
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,792,495	14,501,286
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,943,269	36,028,200
TCW Core Fixed Income Portfolio (Class A) (a)	26,297,723	232,208,890
VanEck Global Natural Resources Portfolio (Class A) (b)	3,604,201	59,361,189
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	9,789,336	104,550,112
Western Asset Management U.S. Government Portfolio (Class A) (b)	22,950,323	247,174,980
Total Investment Companies (Cost $3,005,137,599)		2,941,008,782
Total Investments—100.0% (Cost $3,005,137,599)		2,941,008,782
Other assets and liabilities (net)—0.0%		(1,187,816)
Net Assets—100.0%		$2,939,820,966

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
AB International Bond Portfolio (Class A)	$93,320,649	$95	$(3,320,663)	$(820,223)	$56,176	$89,236,034
Allspring Mid Cap Value Portfolio (Class A)	7,686,831	5,911	(696,962)	74,593	186,876	7,257,249
Baillie Gifford International Stock Portfolio (Class A)	77,706,847	66,690	(2,744,660)	24,434	(4,151,676)	70,901,635
BlackRock Bond Income Portfolio (Class A)	318,366,549	11,506	(11,047,525)	(1,846,280)	1,110,959	306,595,209
BlackRock Capital Appreciation Portfolio (Class A)	53,452,371	53,826	(14,199)	1,518	(4,831,674)	48,661,842
BlackRock High Yield Portfolio (Class A)	31,136,131	39	(1,023,626)	45,686	(243,684)	29,914,546
Brighthouse Small Cap Value Portfolio (Class A)	38,162,902	45,727	(2,686,081)	134,050	(25,542)	35,631,056
Brighthouse/Artisan International Portfolio (Class A)	54,361,380	7,292	(7,228,037)	1,227,660	1,731,323	50,099,618
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	7,660,657	8,747	(167,833)	5,370	(360,513)	7,146,428
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	54,338,422	12,598	(1,671,024)	(191,124)	(156,663)	52,332,209
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	93,204,240	4,235	(3,545,668)	(415,731)	732,035	89,979,111
Brighthouse/Templeton International Bond Portfolio (Class A)	31,082,195	5,697	(1,276,441)	(186,933)	(176,052)	29,448,466
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	100,503,855	51,169	(1,176,335)	(192,736)	(4,904,880)	94,281,073
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	69,447,219	26,633	(501,151)	50,242	(3,458,070)	65,564,873
CBRE Global Real Estate Portfolio (Class A)	23,183,194	14,846	(2,166,977)	(61,339)	434,068	21,403,792
Harris Oakmark International Portfolio (Class A)	85,530,611	92,583	(4,107,854)	1,715,173	(6,995,389)	76,235,124
BHFTII-84

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
Invesco Comstock Portfolio (Class A)	$100,565,908	$49,605	$(5,012,400)	$1,197,999	$(790,441)	$96,010,671
Invesco Global Equity Portfolio (Class A)	30,932,987	47,189	(624,581)	125,595	(3,089,192)	27,391,998
Invesco Small Cap Growth Portfolio (Class A)	15,070,318	18,942	(999,797)	(366,283)	540,236	14,263,416
Jennison Growth Portfolio (Class A)	38,036,485	71,755	(9,430)	470	(4,149,672)	33,949,608
JPMorgan Core Bond Portfolio (Class A)	131,903,623	6,256	(4,844,869)	(462,811)	639,407	127,241,606
JPMorgan Small Cap Value Portfolio (Class A)	22,828,932	15,851	(1,828,140)	163,720	795,209	21,975,572
Loomis Sayles Growth Portfolio (Class A)	30,760,824	48,613	(36,454)	14,419	(3,554,493)	27,232,909
Loomis Sayles Small Cap Growth Portfolio (Class A)	7,584,053	5,321	(383,679)	(25,419)	94,083	7,274,359
MFS Research International Portfolio (Class A)	54,384,275	35,042	(5,178,237)	1,569,692	(685,453)	50,125,319
MFS Value Portfolio (Class A)	115,805,904	57,984	(6,381,171)	(215,259)	1,691,046	110,958,504
Neuberger Berman Genesis Portfolio (Class A)	15,194,243	10,925	(1,051,518)	(184,623)	426,314	14,395,341
PIMCO Inflation Protected Bond Portfolio (Class A)	162,743,741	12,633	(5,629,850)	(309,675)	194,820	157,011,669
PIMCO Total Return Portfolio (Class A)	310,724,721	8,899	(10,490,413)	(2,027,169)	910,741	299,126,779
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	46,815,675	33,048	(7,330,339)	1,339,628	620,904	41,478,916
T. Rowe Price Large Cap Growth Portfolio (Class A)	45,986,121	85,360	(11,314)	4	(5,335,154)	40,725,017
T. Rowe Price Large Cap Value Portfolio (Class A)	108,475,752	47,892	(7,776,598)	1,341,955	1,245,175	103,334,176
T. Rowe Price Mid Cap Growth Portfolio (Class A)	15,350,038	12,657	(260,237)	(49,036)	(552,136)	14,501,286
T. Rowe Price Small Cap Growth Portfolio (Class A)	37,922,462	31,114	(1,860,753)	(185,904)	121,281	36,028,200
TCW Core Fixed Income Portfolio (Class A)	240,511,615	10,575	(8,640,345)	(966,588)	1,293,633	232,208,890
VanEck Global Natural Resources Portfolio (Class A)	61,681,023	35,637	(12,101,325)	7,279,168	2,466,686	59,361,189
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	108,897,426	152	(4,078,175)	(792,272)	522,981	104,550,112
Western Asset Management U.S. Government Portfolio (Class A)	256,202,665	13,840	(9,789,639)	(1,215,495)	1,963,609	247,174,980
	$3,097,522,844	$1,066,884	$(137,694,300)	$5,796,476	$(25,683,122)	$2,941,008,782

Security Description	Number of shares held at March 31, 2026
AB International Bond Portfolio (Class A)	11,324,370
Allspring Mid Cap Value Portfolio (Class A)	696,473
Baillie Gifford International Stock Portfolio (Class A)	6,480,954
BlackRock Bond Income Portfolio (Class A)	3,351,500
BlackRock Capital Appreciation Portfolio (Class A)	1,205,098
BlackRock High Yield Portfolio (Class A)	3,946,510
Brighthouse Small Cap Value Portfolio (Class A)	3,142,068
Brighthouse/Artisan International Portfolio (Class A)	3,755,594
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	44,912
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	5,694,473
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	10,144,206
Brighthouse/Templeton International Bond Portfolio (Class A)	3,671,879
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	3,630,384
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	4,679,862
CBRE Global Real Estate Portfolio (Class A)	1,992,904
Harris Oakmark International Portfolio (Class A)	5,319,967
Invesco Comstock Portfolio (Class A)	7,251,561
Invesco Global Equity Portfolio (Class A)	1,212,572
Invesco Small Cap Growth Portfolio (Class A)	1,395,638
Jennison Growth Portfolio (Class A)	2,428,441
JPMorgan Core Bond Portfolio (Class A)	13,815,592
JPMorgan Small Cap Value Portfolio (Class A)	1,765,106
Loomis Sayles Growth Portfolio (Class A)	1,596,302
Loomis Sayles Small Cap Growth Portfolio (Class A)	646,610
MFS Research International Portfolio (Class A)	3,653,449
MFS Value Portfolio (Class A)	8,052,141
Neuberger Berman Genesis Portfolio (Class A)	941,487
PIMCO Inflation Protected Bond Portfolio (Class A)	15,258,666
BHFTII-85

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Security Description	Number of shares held at March 31, 2026
PIMCO Total Return Portfolio (Class A)	29,557,982
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	2,862,589
T. Rowe Price Large Cap Growth Portfolio (Class A)	1,810,001
T. Rowe Price Large Cap Value Portfolio (Class A)	3,710,383
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,792,495
T. Rowe Price Small Cap Growth Portfolio (Class A)	1,943,269
TCW Core Fixed Income Portfolio (Class A)	26,297,723
VanEck Global Natural Resources Portfolio (Class A)	3,604,201
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	9,789,336
Western Asset Management U.S. Government Portfolio (Class A)	22,950,323
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,941,008,782	$—	$—	$2,941,008,782
Total Investments	$2,941,008,782	$—	$—	$2,941,008,782

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-86

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	21,252,834	$167,472,329
Allspring Mid Cap Value Portfolio (Class A) (a)	1,988,187	20,716,909
Baillie Gifford International Stock Portfolio (Class A) (b)	25,899,012	283,335,189
BlackRock Bond Income Portfolio (Class A) (b)	7,366,029	673,844,350
BlackRock Capital Appreciation Portfolio (Class A) (b)	4,853,461	195,982,758
BlackRock High Yield Portfolio (Class A) (a)	12,221,355	92,637,867
Brighthouse Small Cap Value Portfolio (Class A) (a)	10,783,717	122,287,353
Brighthouse/Artisan International Portfolio (Class A) (a)	18,424,256	245,779,570
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	127,983	20,364,678
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	6,521,912	81,393,460
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	16,020,227	147,225,885
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	16,660,945	147,782,585
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	18,166,165	145,692,641
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,498,866	350,565,549
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	17,698,691	247,958,662
CBRE Global Real Estate Portfolio (Class A) (a)	11,383,376	122,257,460
Harris Oakmark International Portfolio (Class A) (a)	22,109,262	316,825,722
Invesco Comstock Portfolio (Class A) (a)	26,945,004	356,751,858
Invesco Global Equity Portfolio (Class A) (a)	3,443,804	77,795,543
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	10,042,496	102,634,306
Jennison Growth Portfolio (Class A) (b)	16,417,441	229,515,830
JPMorgan Core Bond Portfolio (Class A) (a)	22,883,557	210,757,558
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,024,011	62,548,935
Loomis Sayles Growth Portfolio (Class A) (a)	12,396,274	211,480,434
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	5,518,383	62,081,805
MFS Research International Portfolio (Class A) (a)	14,961,040	205,265,472
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Value Portfolio (Class A) (b)	30,460,884	$419,750,980
Neuberger Berman Genesis Portfolio (Class A) (b)	4,031,284	61,638,339
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	20,450,238	210,432,947
PIMCO Total Return Portfolio (Class A) (a)	52,017,570	526,417,806
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (a)	13,754,240	199,298,939
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	7,639,584	171,890,638
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	13,546,908	377,281,385
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,100,891	41,266,209
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,653,837	123,362,143
TCW Core Fixed Income Portfolio (Class A) (a)	53,985,224	476,689,532
VanEck Global Natural Resources Portfolio (Class A) (b)	15,525,675	255,707,861
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	11,815,832	126,193,089
Western Asset Management U.S. Government Portfolio (Class A) (b)	33,297,614	358,615,308
Total Investment Companies (Cost $8,140,414,551)		8,249,499,884
Total Investments—100.0% (Cost $8,140,414,551)		8,249,499,884
Other assets and liabilities (net)—0.0%		(2,479,496)
Net Assets—100.0%		$8,247,020,388

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
AB International Bond Portfolio (Class A)	$174,338,530	$404	$(5,401,979)	$(1,363,938)	$(100,688)	$167,472,329
Allspring Mid Cap Value Portfolio (Class A)	21,650,152	11	(1,666,743)	(69,003)	802,492	20,716,909
Baillie Gifford International Stock Portfolio (Class A)	306,565,126	224,901	(6,831,997)	(844,942)	(15,777,899)	283,335,189
BlackRock Bond Income Portfolio (Class A)	696,326,167	3,110	(20,755,901)	(4,047,208)	2,318,182	673,844,350
BlackRock Capital Appreciation Portfolio (Class A)	215,276,218	245,836	(100,507)	(12,111)	(19,426,678)	195,982,758
BlackRock High Yield Portfolio (Class A)	96,221,675	173	(2,963,153)	(207,565)	(413,263)	92,637,867
Brighthouse Small Cap Value Portfolio (Class A)	128,757,932	69,594	(6,803,241)	382,594	(119,526)	122,287,353
Brighthouse/Artisan International Portfolio (Class A)	262,344,152	—	(30,827,739)	5,113,886	9,149,271	245,779,570
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	21,553,571	11,900	(178,401)	(76,965)	(945,427)	20,364,678
Brighthouse/Dimensional International Small Company Portfolio (Class A)	87,578,021	22,834	(7,653,918)	814,691	631,832	81,393,460
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	152,367,255	2,234	(4,163,917)	(606,281)	(373,406)	147,225,885
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	152,435,149	539	(5,167,390)	(611,353)	1,125,640	147,782,585
Brighthouse/Templeton International Bond Portfolio (Class A)	152,791,289	253	(5,243,400)	(1,795,830)	(59,671)	145,692,641
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	370,007,189	71,862	(485,538)	(64,697)	(18,963,267)	350,565,549
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	260,952,606	43,724	(122,715)	12,224	(12,927,177)	247,958,662
CBRE Global Real Estate Portfolio (Class A)	130,117,345	14,592	(10,022,244)	119,029	2,028,738	122,257,460
BHFTII-87

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
Harris Oakmark International Portfolio (Class A)	$350,420,599	$366,212	$(11,877,053)	$2,924,691	$(25,008,727)	$316,825,722
Invesco Comstock Portfolio (Class A)	370,630,869	—	(15,317,402)	3,698,710	(2,260,319)	356,751,858
Invesco Global Equity Portfolio (Class A)	87,131,202	117,995	(1,022,323)	39,831	(8,471,162)	77,795,543
Invesco Small Cap Growth Portfolio (Class A)	105,996,728	25,564	(4,439,100)	(606,735)	1,657,849	102,634,306
Jennison Growth Portfolio (Class A)	257,218,250	445,467	(120,603)	(23,169)	(28,004,115)	229,515,830
JPMorgan Core Bond Portfolio (Class A)	217,326,372	856	(6,827,299)	(680,243)	937,872	210,757,558
JPMorgan Small Cap Value Portfolio (Class A)	64,298,004	13	(4,453,146)	813,619	1,890,445	62,548,935
Loomis Sayles Growth Portfolio (Class A)	238,658,432	403,518	(110,552)	42,688	(27,513,652)	211,480,434
Loomis Sayles Small Cap Growth Portfolio (Class A)	64,142,445	736	(2,618,609)	(110,908)	668,141	62,081,805
MFS Research International Portfolio (Class A)	218,937,345	45,094	(17,190,566)	5,127,136	(1,653,537)	205,265,472
MFS Value Portfolio (Class A)	435,240,842	—	(21,006,250)	(1,171,964)	6,688,352	419,750,980
Neuberger Berman Genesis Portfolio (Class A)	64,004,360	5,230	(3,346,744)	(1,006,466)	1,981,959	61,638,339
PIMCO Inflation Protected Bond Portfolio (Class A)	216,375,057	1,227	(5,757,261)	52,153	(238,229)	210,432,947
PIMCO Total Return Portfolio (Class A)	544,443,581	1,596	(15,971,247)	(3,145,911)	1,089,787	526,417,806
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	219,276,841	15,823	(29,022,505)	9,660,324	(631,544)	199,298,939
T. Rowe Price Large Cap Growth Portfolio (Class A)	194,131,540	346,333	(90,453)	(10,767)	(22,486,015)	171,890,638
T. Rowe Price Large Cap Value Portfolio (Class A)	393,323,598	—	(25,447,624)	549,938	8,855,473	377,281,385
T. Rowe Price Mid Cap Growth Portfolio (Class A)	43,262,956	10,420	(281,748)	(53,510)	(1,671,909)	41,266,209
T. Rowe Price Small Cap Growth Portfolio (Class A)	128,285,890	12,008	(4,629,705)	(98,445)	(207,605)	123,362,143
TCW Core Fixed Income Portfolio (Class A)	490,864,230	2,286	(14,765,229)	(1,720,285)	2,308,530	476,689,532
VanEck Global Natural Resources Portfolio (Class A)	260,872,289	—	(47,171,373)	23,544,630	18,462,315	255,707,861
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	131,024,713	191	(4,492,911)	(1,445,948)	1,107,044	126,193,089
Western Asset Management U.S. Government Portfolio (Class A)	369,833,877	1,570	(12,268,783)	(1,338,295)	2,386,939	358,615,308
	$8,694,982,397	$2,514,106	$(356,617,269)	$31,783,605	$(123,162,955)	$8,249,499,884

Security Description	Number of shares held at March 31, 2026
AB International Bond Portfolio (Class A)	21,252,834
Allspring Mid Cap Value Portfolio (Class A)	1,988,187
Baillie Gifford International Stock Portfolio (Class A)	25,899,012
BlackRock Bond Income Portfolio (Class A)	7,366,029
BlackRock Capital Appreciation Portfolio (Class A)	4,853,461
BlackRock High Yield Portfolio (Class A)	12,221,355
Brighthouse Small Cap Value Portfolio (Class A)	10,783,717
Brighthouse/Artisan International Portfolio (Class A)	18,424,256
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	127,983
Brighthouse/Dimensional International Small Company Portfolio (Class A)	6,521,912
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	16,020,227
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	16,660,945
Brighthouse/Templeton International Bond Portfolio (Class A)	18,166,165
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	13,498,866
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	17,698,691
CBRE Global Real Estate Portfolio (Class A)	11,383,376
Harris Oakmark International Portfolio (Class A)	22,109,262
Invesco Comstock Portfolio (Class A)	26,945,004
Invesco Global Equity Portfolio (Class A)	3,443,804
Invesco Small Cap Growth Portfolio (Class A)	10,042,496
Jennison Growth Portfolio (Class A)	16,417,441
JPMorgan Core Bond Portfolio (Class A)	22,883,557
JPMorgan Small Cap Value Portfolio (Class A)	5,024,011
Loomis Sayles Growth Portfolio (Class A)	12,396,274
Loomis Sayles Small Cap Growth Portfolio (Class A)	5,518,383
MFS Research International Portfolio (Class A)	14,961,040
MFS Value Portfolio (Class A)	30,460,884
BHFTII-88

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Security Description	Number of shares held at March 31, 2026
Neuberger Berman Genesis Portfolio (Class A)	4,031,284
PIMCO Inflation Protected Bond Portfolio (Class A)	20,450,238
PIMCO Total Return Portfolio (Class A)	52,017,570
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	13,754,240
T. Rowe Price Large Cap Growth Portfolio (Class A)	7,639,584
T. Rowe Price Large Cap Value Portfolio (Class A)	13,546,908
T. Rowe Price Mid Cap Growth Portfolio (Class A)	5,100,891
T. Rowe Price Small Cap Growth Portfolio (Class A)	6,653,837
TCW Core Fixed Income Portfolio (Class A)	53,985,224
VanEck Global Natural Resources Portfolio (Class A)	15,525,675
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	11,815,832
Western Asset Management U.S. Government Portfolio (Class A)	33,297,614
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$8,249,499,884	$—	$—	$8,249,499,884
Total Investments	$8,249,499,884	$—	$—	$8,249,499,884

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-89

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	7,412,780	$58,412,706
Allspring Mid Cap Value Portfolio (Class A) (a)	5,634,761	58,714,205
Baillie Gifford International Stock Portfolio (Class A) (b)	31,327,276	342,720,398
BlackRock Bond Income Portfolio (Class A) (b)	3,849,138	352,119,115
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,452,236	220,161,274
BlackRock High Yield Portfolio (Class A) (a)	7,750,877	58,751,651
Brighthouse Small Cap Value Portfolio (Class A) (a)	13,608,045	154,315,231
Brighthouse/Artisan International Portfolio (Class A) (a)	23,000,776	306,830,357
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	119,938	19,084,593
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	12,450,380	155,380,746
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,508,400	78,192,199
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	9,673,204	77,579,098
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,357,567	346,896,026
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	23,440,470	328,400,990
CBRE Global Real Estate Portfolio (Class A) (a)	17,838,337	191,583,740
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,312,599	38,590,398
Harris Oakmark International Portfolio (Class A) (a)	24,777,785	355,065,659
Invesco Comstock Portfolio (Class A) (a)	31,127,963	412,134,230
Invesco Global Equity Portfolio (Class A) (a)	4,847,992	109,516,127
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	13,211,155	135,018,004
Jennison Growth Portfolio (Class A) (b)	24,326,114	340,079,072
JPMorgan Core Bond Portfolio (Class A) (a)	17,008,515	156,648,422
JPMorgan Small Cap Value Portfolio (Class A) (a)	7,873,355	98,023,266
Loomis Sayles Growth Portfolio (Class A) (a)	18,939,444	323,106,917
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	10,372,663	116,692,458
MFS Research International Portfolio (Class A) (a)	19,932,401	273,472,548
MFS Value Portfolio (Class A) (b)	32,724,277	450,940,530
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,143,168	$17,273,933
Neuberger Berman Genesis Portfolio (Class A) (b)	1,265,918	19,355,888
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	7,593,051	78,132,497
PIMCO Total Return Portfolio (Class A) (a)	25,134,243	254,358,538
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (a)	18,429,433	267,042,485
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	12,700,514	285,761,567
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	14,770,680	411,363,442
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,781,576	38,682,948
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,310,963	135,545,248
TCW Core Fixed Income Portfolio (Class A) (a)	26,625,865	235,106,384
VanEck Global Natural Resources Portfolio (Class A) (b)	14,597,836	240,426,364
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	1,073,823	19,629,480
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	9,153,824	97,762,843
Total Investment Companies (Cost $7,305,963,335)		7,658,871,577
Total Investments—100.0% (Cost $7,305,963,335)		7,658,871,577
Other assets and liabilities (net)—0.0%		(2,319,386)
Net Assets—100.0%		$7,656,552,191

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
AB International Bond Portfolio (Class A)	$60,687,603	$5,634	$(1,762,439)	$(453,407)	$(64,685)	$58,412,706
Allspring Mid Cap Value Portfolio (Class A)	60,660,681	—	(3,948,063)	(191,953)	2,193,540	58,714,205
Baillie Gifford International Stock Portfolio (Class A)	368,782,171	4,428	(5,864,047)	708,149	(20,910,303)	342,720,398
BlackRock Bond Income Portfolio (Class A)	363,258,942	89,713	(10,308,394)	(1,703,851)	782,705	352,119,115
BlackRock Capital Appreciation Portfolio (Class A)	242,065,068	63,434	(106,967)	8,396	(21,868,657)	220,161,274
BlackRock High Yield Portfolio (Class A)	61,267,024	1,406	(2,120,818)	(56,328)	(339,633)	58,751,651
Brighthouse Small Cap Value Portfolio (Class A)	160,000,245	4,755	(5,821,013)	322,350	(191,106)	154,315,231
Brighthouse/Artisan International Portfolio (Class A)	327,900,881	—	(38,788,373)	11,481,746	6,236,103	306,830,357
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	20,127,246	964	(81,509)	(14,533)	(947,575)	19,084,593
Brighthouse/Dimensional International Small Company Portfolio (Class A)	164,101,162	—	(11,210,458)	(91,144)	2,581,186	155,380,746
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	80,868,709	14,457	(2,170,400)	(316,492)	(204,075)	78,192,199
Brighthouse/Templeton International Bond Portfolio (Class A)	81,138,098	2,690	(2,531,859)	(426,568)	(603,263)	77,579,098
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	366,491,865	6,194	(765,030)	(72,879)	(18,764,124)	346,896,026
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	345,897,345	3,925	(383,611)	27,053	(17,143,722)	328,400,990
CBRE Global Real Estate Portfolio (Class A)	201,573,538	29,066	(13,138,047)	209,297	2,909,886	191,583,740
BHFTII-90

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
Frontier Mid Cap Growth Portfolio (Class A)	$40,002,107	$2	$(1,385,611)	$(167,265)	$141,165	$38,590,398
Harris Oakmark International Portfolio (Class A)	389,513,820	8,566	(9,520,893)	217,306	(25,153,140)	355,065,659
Invesco Comstock Portfolio (Class A)	428,938,585	—	(18,279,958)	1,347,436	128,167	412,134,230
Invesco Global Equity Portfolio (Class A)	122,303,494	25,224	(913,633)	35,971	(11,934,929)	109,516,127
Invesco Small Cap Growth Portfolio (Class A)	138,567,713	5,573	(4,850,297)	(2,489,833)	3,784,848	135,018,004
Jennison Growth Portfolio (Class A)	381,621,184	218,220	(169,358)	(32,535)	(41,558,439)	340,079,072
JPMorgan Core Bond Portfolio (Class A)	161,325,003	30,008	(4,891,759)	(692,616)	877,786	156,648,422
JPMorgan Small Cap Value Portfolio (Class A)	100,184,660	—	(6,307,988)	1,054,884	3,091,710	98,023,266
Loomis Sayles Growth Portfolio (Class A)	365,147,489	159,184	(160,443)	61,953	(42,101,266)	323,106,917
Loomis Sayles Small Cap Growth Portfolio (Class A)	119,883,846	—	(4,146,911)	78,764	876,759	116,692,458
MFS Research International Portfolio (Class A)	287,048,905	—	(17,822,970)	5,971,265	(1,724,652)	273,472,548
MFS Value Portfolio (Class A)	468,688,112	—	(23,479,680)	(4,222,675)	9,954,773	450,940,530
Morgan Stanley Discovery Portfolio (Class A)	17,879,346	1,471,278	—	—	(2,076,691)	17,273,933
Neuberger Berman Genesis Portfolio (Class A)	19,563,497	615	(471,757)	(125,631)	389,164	19,355,888
PIMCO Inflation Protected Bond Portfolio (Class A)	80,105,269	24,952	(1,926,251)	36,276	(107,749)	78,132,497
PIMCO Total Return Portfolio (Class A)	262,872,189	37,961	(7,541,312)	(1,193,180)	182,880	254,358,538
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	287,067,011	—	(31,254,824)	10,793,797	436,501	267,042,485
T. Rowe Price Large Cap Growth Portfolio (Class A)	323,200,790	164,446	(142,620)	16,011	(37,477,060)	285,761,567
T. Rowe Price Large Cap Value Portfolio (Class A)	429,970,570	—	(28,674,287)	(3,240,777)	13,307,936	411,363,442
T. Rowe Price Mid Cap Growth Portfolio (Class A)	40,434,586	1,431	(130,274)	(25,914)	(1,596,881)	38,682,948
T. Rowe Price Small Cap Growth Portfolio (Class A)	139,883,667	453	(3,902,891)	(1,018,774)	582,793	135,545,248
TCW Core Fixed Income Portfolio (Class A)	241,653,113	64,559	(6,891,780)	(893,427)	1,173,919	235,106,384
VanEck Global Natural Resources Portfolio (Class A)	244,258,815	—	(43,055,900)	20,162,292	19,061,157	240,426,364
Victory Sycamore Mid Cap Value Portfolio (Class A)	20,218,706	—	(1,561,277)	(110,711)	1,082,762	19,629,480
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	101,507,906	7,950	(3,485,416)	(977,864)	710,267	97,762,843
	$8,116,660,961	$2,447,088	$(319,969,118)	$34,014,589	$(174,281,943)	$7,658,871,577

Security Description	Number of shares held at March 31, 2026
AB International Bond Portfolio (Class A)	7,412,780
Allspring Mid Cap Value Portfolio (Class A)	5,634,761
Baillie Gifford International Stock Portfolio (Class A)	31,327,276
BlackRock Bond Income Portfolio (Class A)	3,849,138
BlackRock Capital Appreciation Portfolio (Class A)	5,452,236
BlackRock High Yield Portfolio (Class A)	7,750,877
Brighthouse Small Cap Value Portfolio (Class A)	13,608,045
Brighthouse/Artisan International Portfolio (Class A)	23,000,776
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	119,938
Brighthouse/Dimensional International Small Company Portfolio (Class A)	12,450,380
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	8,508,400
Brighthouse/Templeton International Bond Portfolio (Class A)	9,673,204
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	13,357,567
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	23,440,470
CBRE Global Real Estate Portfolio (Class A)	17,838,337
Frontier Mid Cap Growth Portfolio (Class A)	1,312,599
Harris Oakmark International Portfolio (Class A)	24,777,785
Invesco Comstock Portfolio (Class A)	31,127,963
Invesco Global Equity Portfolio (Class A)	4,847,992
Invesco Small Cap Growth Portfolio (Class A)	13,211,155
Jennison Growth Portfolio (Class A)	24,326,114
JPMorgan Core Bond Portfolio (Class A)	17,008,515
JPMorgan Small Cap Value Portfolio (Class A)	7,873,355
Loomis Sayles Growth Portfolio (Class A)	18,939,444
Loomis Sayles Small Cap Growth Portfolio (Class A)	10,372,663
BHFTII-91

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Security Description	Number of shares held at March 31, 2026
MFS Research International Portfolio (Class A)	19,932,401
MFS Value Portfolio (Class A)	32,724,277
Morgan Stanley Discovery Portfolio (Class A)	2,143,168
Neuberger Berman Genesis Portfolio (Class A)	1,265,918
PIMCO Inflation Protected Bond Portfolio (Class A)	7,593,051
PIMCO Total Return Portfolio (Class A)	25,134,243
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	18,429,433
T. Rowe Price Large Cap Growth Portfolio (Class A)	12,700,514
T. Rowe Price Large Cap Value Portfolio (Class A)	14,770,680
T. Rowe Price Mid Cap Growth Portfolio (Class A)	4,781,576
T. Rowe Price Small Cap Growth Portfolio (Class A)	7,310,963
TCW Core Fixed Income Portfolio (Class A)	26,625,865
VanEck Global Natural Resources Portfolio (Class A)	14,597,836
Victory Sycamore Mid Cap Value Portfolio (Class A)	1,073,823
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	9,153,824
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$7,658,871,577	$—	$—	$7,658,871,577
Total Investments	$7,658,871,577	$—	$—	$7,658,871,577

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-92

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	42,373	$6,069,085
Banks — 7.0%
Fifth Third Bancorp (a)	227,762	10,581,823
First Citizens BancShares, Inc. - Class A (a)	9,028	17,014,710
Prosperity Bancshares, Inc. (a)	208,824	14,028,796
		41,625,329
Beverages — 1.8%
Constellation Brands, Inc. - Class A	71,682	10,752,300
Building Products — 0.8%
Masco Corp.	77,562	4,682,418
Capital Markets — 1.9%
Moelis & Co. - Class A (a)	39,730	2,264,610
Raymond James Financial, Inc.	61,880	8,959,605
		11,224,215
Commercial Services & Supplies — 1.7%
Veralto Corp.	117,690	10,406,150
Construction Materials — 2.4%
Amrize Ltd. (b)	253,833	14,219,725
Consumer Staples Distribution & Retail — 1.6%
Sysco Corp.	132,828	9,474,621
Containers & Packaging — 1.7%
Silgan Holdings, Inc. (a)	254,847	9,888,064
Distributors — 1.8%
Genuine Parts Co. (a)	103,446	10,939,415
Electric Utilities — 5.4%
Alliant Energy Corp. (a)	200,364	14,378,121
OGE Energy Corp.	369,919	17,741,315
		32,119,436
Electrical Equipment — 2.7%
nVent Electric PLC	137,552	16,269,651
Electronic Equipment, Instruments & Components — 6.0%
CDW Corp.	89,144	10,788,207
Ralliant Corp.	216,563	9,006,855
Vontier Corp. (a)	448,905	15,922,660
		35,717,722
Energy Equipment & Services — 2.5%
NOV, Inc.	797,671	15,004,192
Entertainment — 1.9%
Warner Music Group Corp. - Class A (a)	455,311	11,628,643
Food Products — 2.5%
Tyson Foods, Inc. - Class A	230,375	14,760,126
Security Description	Shares	Value
Gas Utilities — 2.3%
UGI Corp. (a)	374,046	$13,622,755
Ground Transportation — 2.3%
U-Haul Holding Co. (Non-Voting Shares) (a)	303,750	13,568,512
Health Care Equipment & Supplies — 3.2%
Align Technology, Inc. (b)	67,973	11,652,612
Baxter International, Inc. (a)	427,204	7,177,027
		18,829,639
Health Care Providers & Services — 2.0%
Elevance Health, Inc.	40,117	11,744,252
Hotels, Restaurants & Leisure — 5.5%
Expedia Group, Inc.	53,917	12,448,896
MGM Resorts International (b)	253,287	9,374,152
Vail Resorts, Inc. (a)	84,235	10,809,035
		32,632,083
Industrial REITs — 0.6%
Lineage, Inc. (a)	104,440	3,421,454
Insurance — 5.4%
Arch Capital Group Ltd. (b)	93,068	8,933,597
Brown & Brown, Inc. (a)	156,633	10,214,038
Globe Life, Inc.	92,389	12,857,777
		32,005,412
IT Services — 1.6%
Gartner, Inc. (b)	61,008	9,660,007
Leisure Products — 1.7%
Polaris, Inc. (a)	181,888	9,912,896
Life Sciences Tools & Services — 6.0%
ICON PLC (b)	87,926	9,729,891
IQVIA Holdings, Inc. (b)	54,720	9,331,949
Revvity, Inc. (a)	97,503	8,542,238
Waters Corp. (b)	26,473	7,883,659
		35,487,737
Machinery — 1.6%
Otis Worldwide Corp.	127,176	9,802,726
Media — 3.5%
News Corp. - Class A	421,350	10,504,256
Omnicom Group, Inc.	136,865	10,307,303
		20,811,559
Oil, Gas & Consumable Fuels — 3.0%
Permian Resources Corp. - Class A	839,234	17,892,469
Professional Services — 3.6%
Genpact Ltd. (a)	333,825	12,434,981
Paychex, Inc.	94,766	8,729,844
		21,164,825
BHFTII-93

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Retail REITs — 2.0%
NNN REIT, Inc.	286,001	$12,020,622
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	56,457	17,961,230
Specialized REITs — 4.7%
Lamar Advertising Co. - Class A (a)	146,931	18,610,280
Public Storage (a)	34,400	9,318,272
		27,928,552
Specialty Retail — 2.2%
Asbury Automotive Group, Inc. (a) (b)	65,646	12,827,885
Trading Companies & Distributors — 1.6%
Ferguson Enterprises, Inc.	40,590	9,468,023
Total Common Stocks (Cost $501,870,361)		585,543,730

Short-Term Investments—2.8%
Repurchase Agreement—2.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $16,254,486; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $16,578,572	16,253,357	16,253,357
Total Short-Term Investments (Cost $16,253,357)		16,253,357

Securities Lending Reinvestments (c)—15.7%
Short-Term Investment Funds—4.7%
AB Government Money Market Portfolio, Institutional Class 3.490% (d)	500,990	500,990
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (d)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	10,000,000	10,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (d)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.580% (d)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (d)	1,000,000	1,000,000
		27,700,990

Certificates of Deposit—0.5%
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	2,000,000	1,983,800
Zero Coupon, 06/23/26	1,000,000	990,990
		2,974,790
Security Description	Principal Amount*	Value
Commercial Paper—0.5%
Verto Capital I-A LLC
3.720%, 04/02/26	1,000,000	$999,789
3.800%, 04/24/26	2,000,000	1,994,836
		2,994,625
Repurchase Agreements—9.0%
Bank of Montreal
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $4,000,419; collateralized by various Common Stock with an aggregate market value of $4,458,399	4,000,000	4,000,000
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,000,507; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $2,000,206; collateralized by various Common Stock with an aggregate market value of $2,224,562	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $12,001,256; collateralized by various Common Stock with an aggregate market value of $13,347,372	12,000,000	12,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $2,042,447; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $6,000,630; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $6,665,895	6,000,000	6,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $9,000,945; collateralized by various Common Stock with an aggregate market value of $10,031,658	9,000,000	9,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $6,004,433; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $6,408,668	6,000,000	6,000,000
BHFTII-94

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,838,849; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $1,875,626	1,838,662	$1,838,662
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $1,003,801; collateralized by various Common Stock with an aggregate market value of $1,111,232	1,000,000	1,000,000
		53,838,662
Time Deposits—1.0%
Credit Agricole CIB
3.630%, 04/01/26	2,000,000	2,000,000
DZ Bank AG
3.610%, 04/01/26	2,000,000	2,000,000
Svenska NY
3.610%, 04/01/26	2,000,000	2,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $93,509,355)		93,509,067
Total Investments—117.0% (Cost $611,633,073)		695,306,154
Other assets and liabilities (net)—(17.0)%		(100,970,538)
Net Assets—100.0%		$594,335,616

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $128,161,049 and the collateral received consisted of cash in the amount of $93,490,232 and non-cash collateral with a value of $34,977,598. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$585,543,730	$—	$—	$585,543,730
Total Short-Term Investments*	—	16,253,357	—	16,253,357
Securities Lending Reinvestments
Short-Term Investment Funds	27,700,990	—	—	27,700,990
Certificates of Deposit	—	2,974,790	—	2,974,790
Commercial Paper	—	2,994,625	—	2,994,625
Repurchase Agreements	—	53,838,662	—	53,838,662
Time Deposits	—	6,000,000	—	6,000,000
Total Securities Lending Reinvestments	27,700,990	65,808,077	—	93,509,067
Total Investments	$613,244,720	$82,061,434	$—	$695,306,154
Collateral for Securities Loaned (Liability)	$—	$(93,490,232)	$—	$(93,490,232)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-95

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Australia — 5.7%
Accent Group Ltd.	48,849	$25,426
Adairs Ltd.	33,370	30,104
Alkane Resources Ltd. (a)	100,921	103,132
Alliance Aviation Services Ltd.	6,026	2,409
AMA Group Ltd. (a)	88,022	28,802
Amotiv Ltd.	31,705	148,230
AMP Ltd.	476,602	435,842
Amplitude Energy Ltd. (a)	68,419	81,230
Ansell Ltd.	25,149	492,265
ARB Corp. Ltd.	15,770	229,341
ARN Media Ltd.	82,651	13,384
Articore Group Ltd. (a)	43,202	9,267
AUB Group Ltd.	26,678	451,414
Aurelia Metals Ltd. (a)	336,966	59,945
Aurizon Holdings Ltd.	69,464	191,499
Aussie Broadband Ltd.	38,030	127,844
Austal Ltd. (a)	64,180	216,603
Australian Agricultural Co. Ltd. (a)	43,071	40,181
Australian Clinical Labs Ltd.	26,737	38,579
Australian Ethical Investment Ltd.	10,812	34,207
Australian Finance Group Ltd.	47,413	59,893
Australian Strategic Materials Ltd. (a)	44,058	42,939
AVZ Minerals Ltd. (a) (b) (c)	403,512	42,308
Baby Bunting Group Ltd. (a)	24,951	24,125
Bank of Queensland Ltd.	86,960	403,783
Bapcor Ltd.	133,091	55,976
Beach Energy Ltd.	317,481	280,798
Bega Cheese Ltd.	60,278	251,306
Bellevue Gold Ltd. (a)	35,096	37,894
Black Cat Syndicate Ltd. (a)	26,431	18,866
Boss Energy Ltd. (a)	27,524	29,929
Bravura Solutions Ltd.	62,095	88,886
Breville Group Ltd.	15,826	289,797
Bubs Australia Ltd. (a)	46,469	3,411
Capral Ltd.	4,093	33,974
Capricorn Metals Ltd.	40,855	325,261
Carnarvon Energy Ltd. (a)	136,527	9,376
Cash Converters International Ltd.	172,915	34,088
Catalyst Metals Ltd. (a)	10,163	46,040
Catapult Sports Ltd. (a)	15,925	36,247
Cedar Woods Properties Ltd.	14,030	68,964
Challenger Ltd.	38,815	223,440
Chrysos Corp. Ltd. (a)	5,357	26,572
ClearView Wealth Ltd. (a)	44,262	19,154
Clinuvel Pharmaceuticals Ltd.	6,680	45,769
Clover Corp. Ltd.	39,945	27,697
Coast Entertainment Holdings Ltd. (a)	113,950	37,528
Codan Ltd.	13,385	294,789
Collins Foods Ltd.	23,905	144,736
Corporate Travel Management Ltd. (a) (b) (c)	28,366	58,909
Credit Corp. Group Ltd.	13,273	98,816
Dalrymple Bay Infrastructure Ltd.	22,810	79,963
Data#3 Ltd.	33,260	153,290
Deep Yellow Ltd. (a)	111,735	140,749
Develop Global Ltd. (a)	8,766	26,076
Dicker Data Ltd.	15,118	89,367
Security Description	Shares	Value
Australia — (Continued)
Domino's Pizza Enterprises Ltd.	5,331	$60,362
Downer EDI Ltd.	150,888	803,580
Duratec Ltd.	11,701	20,899
Dyno Nobel Ltd.	134,812	292,350
Eagers Automotive Ltd.	11,000	172,157
Elanor Investor Group (a) (b) (c)	5,934	631
Elders Ltd.	44,133	222,194
Emeco Holdings Ltd. (a)	70,139	59,295
Emerald Resources NL (a)	99,710	384,820
EML Payments Ltd. (a)	62,760	24,350
Energy World Corp. Ltd. (a)	472,609	10,672
EQT Holdings Ltd.	4,071	58,098
Euroz Hartleys Group Ltd.	24,476	20,332
EVT Ltd.	21,456	197,879
Fiducian Group Ltd.	3,121	20,833
Finbar Group Ltd.	6,909	3,680
Firefinch Ltd. (a) (b) (c)	39,761	1,029
FireFly Metals Ltd. (a)	10,408	13,054
FleetPartners Group Ltd.	42,919	75,323
Fleetwood Ltd.	20,877	23,840
Flight Centre Travel Group Ltd.	27,227	204,898
Frontier Digital Ventures Ltd. (a)	10,683	2,484
G8 Education Ltd.	133,259	22,215
Galan Lithium Ltd. (a)	52,164	13,507
Generation Development Group Ltd.	6,234	18,246
GenusPlus Group Ltd.	2,617	13,084
GR Engineering Services Ltd.	14,016	37,808
GrainCorp Ltd. - Class A	46,177	211,733
GWA Group Ltd.	51,481	74,881
Hansen Technologies Ltd.	42,180	144,174
Healius Ltd.	148,628	57,781
Helia Group Ltd.	55,724	202,987
Humm Group Ltd.	104,722	46,108
IDP Education Ltd.	11,496	33,029
IGO Ltd. (a)	39,131	215,668
Iluka Resources Ltd.	41,287	191,697
Imdex Ltd.	114,903	308,659
Immutep Ltd. (ADR) (a)	8,886	3,119
Inghams Group Ltd.	86,621	119,192
Insignia Financial Ltd. (a)	112,174	367,396
Integral Diagnostics Ltd.	81,164	132,990
ioneer Ltd. (a)	392,247	35,973
IPH Ltd.	34,440	78,170
IRESS Ltd.	15,805	76,846
IVE Group Ltd.	19,754	35,869
Jumbo Interactive Ltd.	5,702	30,423
Jupiter Mines Ltd.	267,429	48,522
Kelsian Group Ltd.	24,968	67,685
L1 Group Ltd.	112,052	76,971
Lendlease Corp. Ltd.	89,844	205,746
Leo Lithium Ltd. (a) (b) (c)	28,400	0
Lifestyle Communities Ltd. (a)	11,437	37,080
Lindsay Australia Ltd.	17,526	7,329
Lovisa Holdings Ltd.	13,735	204,459
Lycopodium Ltd.	6,179	55,838
MA Financial Group Ltd.	14,408	70,573
BHFTII-96

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Australia — (Continued)
Macmahon Holdings Ltd.	263,583	$131,354
Macquarie Technology Group Ltd. (a)	1,322	55,129
Mader Group Ltd.	3,508	19,075
Magellan Financial Group Ltd.	24,953	171,701
Mayne Pharma Group Ltd. (a)	15,480	24,472
McMillan Shakespeare Ltd.	10,057	102,425
Megaport Ltd. (a)	18,999	99,189
Mesoblast Ltd. (a)	79,233	120,056
Metals X Ltd. (a)	147,577	133,310
Metcash Ltd.	176,193	361,965
MGX Resources Ltd. (a)	158,334	41,621
Michael Hill International Ltd. (a)	82,929	21,045
Monadelphous Group Ltd.	21,147	401,357
Monash IVF Group Ltd.	44,698	20,399
Myer Holdings Ltd. (a)	176,271	35,739
MyState Ltd.	33,671	102,838
Nanosonics Ltd. (a)	13,506	35,319
Navigator Global Investments Ltd.	52,466	77,277
Netwealth Group Ltd.	1,348	20,619
Neuren Pharmaceuticals Ltd. (a)	1,409	11,609
New Hope Corp. Ltd.	112,261	450,952
nib holdings Ltd.	98,922	436,569
Nick Scali Ltd.	16,625	184,694
Nine Entertainment Co. Holdings Ltd.	208,760	137,160
NRW Holdings Ltd.	100,636	374,217
Nufarm Ltd. (a)	58,894	83,647
Nuix Ltd. (a)	24,658	21,224
Objective Corp. Ltd.	2,117	17,230
OceanaGold Corp. (d)	57,770	1,821,431
OFX Group Ltd. (a)	47,489	17,703
Omni Bridgeway Ltd. (a)	75,128	82,209
oOh!media Ltd.	105,904	69,255
Orora Ltd.	264,915	348,212
Pacific Current Group Ltd.	11,253	74,821
Paladin Energy Ltd. (a)	38,900	308,306
Pantoro Gold Ltd. (a)	25,454	60,178
Peet Ltd.	62,295	80,640
PeopleIN Ltd. (a)	9,511	3,990
Perenti Ltd.	182,021	248,797
Perpetual Ltd.	5,092	56,140
PEXA Group Ltd. (a)	21,038	222,039
Praemium Ltd.	98,955	44,434
Premier Investments Ltd.	13,001	113,642
Propel Funeral Partners Ltd.	9,117	25,567
PWR Holdings Ltd.	10,021	59,303
Regis Healthcare Ltd.	32,213	137,962
Regis Resources Ltd.	105,426	504,657
Resolute Mining Ltd. (a)	456,777	456,964
Retail Food Group Ltd. (a)	5,455	3,736
Ridley Corp. Ltd.	67,123	126,741
Select Harvests Ltd. (a)	33,304	89,307
Servcorp Ltd.	9,916	47,179
Service Stream Ltd.	137,474	184,287
Shaver Shop Group Ltd.	18,090	16,395
SmartGroup Corp. Ltd.	26,049	149,091
Solvar Ltd.	43,951	47,783
Security Description	Shares	Value
Australia — (Continued)
Southern Cross Media Group Ltd.	104,276	$38,377
SRG Global Ltd.	48,370	82,804
St Barbara Ltd. (a)	275,392	121,304
Steadfast Group Ltd.	10,123	29,876
Super Retail Group Ltd.	35,225	314,611
Superloop Ltd. (a)	107,817	246,449
Syrah Resources Ltd. (a)	455,209	37,928
Tabcorp Holdings Ltd.	406,397	268,065
Temple & Webster Group Ltd. (a)	1,051	5,269
Ten Sixty Four Ltd. (a) (b) (c)	60,972	4,627
Terracom Ltd. (a)	121,504	7,913
Tribune Resources Ltd.	2,377	9,286
Tuas Ltd. (a)	26,727	114,297
Tyro Payments Ltd. (a)	64,496	35,571
Vault Minerals Ltd.	53,828	161,969
Ventia Services Group Pty. Ltd.	110,267	400,153
Virgin Australia Holdings Pty. Ltd. (a) (b) (c)	968,773	1
Vista Group International Ltd. (a)	33,201	32,197
Viva Energy Group Ltd.	140,193	246,202
Vulcan Energy Resources Ltd. (a)	23,782	53,231
Wagners Holding Co. Ltd.	4,946	14,351
Washington H Soul Pattinson & Co. Ltd.	10,027	280,284
WEB Travel Group Ltd. (a)	42,011	78,100
Webjet Group Ltd.	84,765	30,970
West African Resources Ltd. (a) (b) (c)	258,051	584,950
Westgold Resources Ltd.	58,742	248,480
Zip Co. Ltd. (a)	244,339	272,074
		25,141,238
Austria — 1.7%
Agrana Beteiligungs AG (d)	3,399	47,994
ams-OSRAM AG (a)	3,967	41,828
ANDRITZ AG	13,124	908,386
AT&S Austria Technologie & Systemtechnik AG (a)	2,246	135,760
A-TEC Industries AG (a) (b) (c)	1	0
BAWAG Group AG	15,691	2,394,887
CA Immobilien Anlagen AG (d)	2,648	74,916
CPI Europe AG (a)	1,410	25,523
DO & Co. AG	1,461	277,453
Eurotelesites AG (a) (d)	6,880	35,312
EVN AG	6,159	203,689
FACC AG (a)	4,855	73,929
Kapsch TrafficCom AG (a) (d)	1,870	11,255
Kontron AG (d)	9,767	213,228
Lenzing AG (a)	318	8,840
Mayr Melnhof Karton AG (d)	381	38,801
Mondi PLC	17,829	200,736
Oesterreichische Post AG (d)	4,583	183,071
Palfinger AG	3,436	135,771
POLYTEC Holding AG (a) (d)	3,540	14,504
Porr AG	2,768	117,533
SBO AG	140	5,814
Semperit AG Holding	2,077	35,870
Telekom Austria AG	12,210	129,275
UBM Development AG (a)	1,083	22,151
UNIQA Insurance Group AG	23,996	424,623
BHFTII-97

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Austria — (Continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	$549,488
voestalpine AG (d)	20,114	907,634
Wienerberger AG	13,382	358,196
Zumtobel Group AG (d)	6,489	28,550
		7,605,017
Belgium — 1.5%
Ackermans & van Haaren NV	4,266	1,302,489
Ageas SA	2,711	198,559
AGFA-Gevaert NV (a)	31,161	16,647
Atenor (a)	6,098	12,463
Azelis Group NV	3,658	37,048
Barco NV	12,997	144,067
Bekaert SA	6,815	317,862
Biocartis Group NV (a) (b) (c) (d)	16,240	0
bpost SA (a)	18,928	39,512
Cie d'Entreprises CFE (d)	2,249	26,564
Colruyt Group NV (d)	4,391	184,467
Deceuninck NV	14,908	34,630
Deme Group NV	1,115	240,615
D'ieteren Group	207	38,270
Econocom Group SA NV	20,343	32,986
EVS Broadcast Equipment SA	2,668	103,693
Fagron	13,331	334,664
Galapagos NV (a)	6,945	209,176
Gimv NV (d)	4,636	243,214
Immobel SA (a)	1,276	30,499
Ion Beam Applications (d)	4,414	66,820
Jensen-Group NV	800	59,045
Kinepolis Group NV	1,782	54,502
Lotus Bakeries NV (d)	45	511,398
MDxHealth SA (a)	843	1,939
Melexis NV	3,152	195,528
Ontex Group NV (a) (d)	5,524	23,334
Orange Belgium SA (a)	4,348	101,392
Proximus SADP	26,805	217,733
Recticel SA (d)	7,728	84,974
Sipef NV	1,189	136,770
Solvay SA (d)	15,973	493,827
Syensqo SA	1,749	101,186
Tessenderlo Group SA	3,843	87,683
Umicore SA	12,841	243,127
Van de Velde NV (d)	1,424	49,864
VGP NV (d)	1,667	161,189
Viohalco SA (d)	22,715	339,782
What's Cooking BV	153	24,993
X-Fab Silicon Foundries SE (a)	7,239	40,570
		6,543,081
Bermuda — 0.0%
Northern Ocean Ltd. (a) (d)	29,554	27,297
Brazil — 0.1%
ERO Copper Corp. (a)	2,951	78,638
Karoon Energy Ltd.	167,873	233,075
Security Description	Shares	Value
Brazil — (Continued)
Pluxee NV	7,577	$92,832
		404,545
Burkina Faso — 0.2%
IAMGOLD Corp. (a) (d)	45,468	855,038
Cambodia — 0.0%
NagaCorp Ltd.	178,719	88,682
Canada — 12.5%
5N Plus, Inc. (a)	24,232	551,844
Acadian Timber Corp. (d)	2,900	35,690
Advantage Energy Ltd. (a)	40,225	324,726
Aecon Group, Inc.	15,646	470,246
Ag Growth International, Inc. (d)	486	6,638
AGF Management Ltd. - Class B	13,063	190,158
Aimia, Inc. (a) (d)	17,335	34,892
Air Canada (a)	21,433	279,179
AirBoss of America Corp.	3,761	21,872
Algoma Central Corp.	4,710	71,441
Algonquin Power & Utilities Corp. (d)	101,548	622,677
Altius Minerals Corp.	5,660	199,083
Altus Group Ltd. (d)	8,586	294,717
Amerigo Resources Ltd.	35,000	126,555
Andrew Peller Ltd. - Class A	8,617	32,273
Aritzia, Inc. (a)	14,247	1,162,619
Atco Ltd. - Class I (d)	17,446	853,927
Athabasca Oil Corp. (a) (d)	119,524	966,606
ATS Corp. (a) (d)	13,082	368,734
AutoCanada, Inc. (a) (d)	3,328	49,163
B2Gold Corp.	74,132	336,794
B2Gold Corp. (d)	222,725	1,008,944
Badger Infrastructure Solutions Ltd.	8,462	377,387
Ballard Power Systems, Inc. (a) (d)	22,605	54,704
Bausch Health Cos., Inc. (a)	38,207	206,318
Baytex Energy Corp.	21,683	96,951
Birchcliff Energy Ltd. (d)	60,988	334,950
Bird Construction, Inc. (d)	13,412	384,109
Black Diamond Group Ltd. (d)	14,412	165,244
BlackBerry Ltd. (a)	576	1,866
BMTC Group, Inc.	5,387	48,793
Boralex, Inc. - Class A (d)	17,918	471,940
Boyd Group, Inc. (d)	3,307	422,177
Brookfield Infrastructure Corp. - Class A	3,881	153,377
CAE, Inc. (a)	12,298	320,301
Calfrac Well Services Ltd. (a)	3,087	14,535
Calian Group Ltd. (d)	2,146	112,599
Canaccord Genuity Group, Inc.	18,859	161,463
Canada Goose Holdings, Inc. (a)	9,656	105,926
Canada Packers, Inc.	3,838	55,648
Canadian Tire Corp. Ltd. - Class A	3,424	460,472
Canfor Corp. (a)	8,111	79,996
Capital Power Corp. (d)	27,632	1,308,801
Capstone Copper Corp. (a)	93,417	704,438
Cardinal Energy Ltd. (d)	32,459	265,300
Cascades, Inc.	16,926	143,696
BHFTII-98

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Centerra Gold, Inc.	50,985	$906,742
CES Energy Solutions Corp. (d)	51,842	686,084
Champion Iron Ltd.	63,943	235,439
Cineplex, Inc. (a) (d)	6,558	49,735
Cipher Pharmaceuticals, Inc. (a)	2,300	30,174
Clairvest Group, Inc.	200	10,675
Cogeco Communications, Inc.	3,380	171,539
Cogeco, Inc.	609	30,352
Colliers International Group, Inc.	901	96,316
Computer Modelling Group Ltd.	9,720	29,906
Corby Spirit & Wine Ltd.	3,957	41,018
Cronos Group, Inc. (a)	20,813	52,241
Definity Financial Corp.	9,869	464,611
Descartes Systems Group, Inc. (a)	3,364	240,910
Dexterra Group, Inc. (d)	8,842	77,163
Doman Building Materials Group Ltd. (d)	19,304	133,078
Dorel Industries, Inc. - Class B (a)	8,626	11,534
DPM Metals, Inc.	41,272	1,453,168
DREAM Unlimited Corp. - Class A	4,372	57,608
Dye & Durham Ltd. (d)	4,963	13,950
E-L Financial Corp. Ltd. (d)	36,900	419,903
Element Fleet Management Corp.	6,479	140,516
Enerflex Ltd. (d)	29,289	612,688
Enghouse Systems Ltd.	3,079	36,808
Ensign Energy Services, Inc. (a)	22,239	58,031
EQB, Inc. (d)	5,098	408,544
Evertz Technologies Ltd.	8,149	94,372
Exchange Income Corp.	5,351	401,546
Exco Technologies Ltd.	7,732	42,242
Extendicare, Inc. (d)	18,162	343,630
Fiera Capital Corp.	7,157	27,474
Finning International, Inc.	32,132	1,988,299
Firm Capital Mortgage Investment Corp. (d)	9,574	81,211
First Majestic Silver Corp. (d)	38,651	828,533
First Mining Gold Corp. (a)	50,000	18,690
FirstService Corp.	1,731	240,657
Fortuna Mining Corp. (a) (d)	75,418	749,789
Freehold Royalties Ltd. (d)	30,612	382,237
Galiano Gold, Inc. (a)	23,027	57,605
Gamehost, Inc.	4,952	47,772
Gibson Energy, Inc.	38,325	817,688
goeasy Ltd. (d)	1,895	52,078
GoGold Resources, Inc. (a)	28,473	54,445
GoldMoney, Inc. (a)	2,199	25,498
Haivision Systems, Inc. (a)	4,800	26,224
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc. (d)	48,021	443,584
High Liner Foods, Inc.	5,107	54,444
Hudbay Minerals, Inc. (d)	84,922	1,778,289
iA Financial Corp., Inc.	414	45,944
Imperial Metals Corp. (a)	19,966	111,520
Information Services Corp.	2,900	94,540
Interfor Corp. (a)	4,081	29,777
International Petroleum Corp. (a)	40	1,079
Jamieson Wellness, Inc.	10,457	258,587
Journey Energy, Inc. (a)	100	392
Security Description	Shares	Value
Canada — (Continued)
K92 Mining, Inc. (a)	27,548	$467,550
K-Bro Linen, Inc.	2,819	70,075
Kelt Exploration Ltd. (a)	42,251	284,589
Keyera Corp. (d)	7,486	289,571
Knight Therapeutics, Inc. (a)	19,152	102,017
KP Tissue, Inc.	1,400	11,020
Labrador Iron Ore Royalty Corp. (d)	15,500	326,691
Lassonde Industries, Inc. - Class A	800	130,837
Laurentian Bank of Canada	7,751	225,604
Leon's Furniture Ltd.	6,639	124,180
Lightspeed Commerce, Inc. (a)	14,730	131,981
Lightstream Resources Ltd. (a) (b) (c)	108,373	0
Linamar Corp. (d)	8,784	544,114
Lucara Diamond Corp. (a)	110,136	19,001
Magellan Aerospace Corp.	3,994	60,408
Mainstreet Equity Corp.	761	96,144
Major Drilling Group International, Inc. (a)	17,077	196,660
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc. (d)	19,191	413,867
Martinrea International, Inc.	5,846	39,251
Maxim Power Corp. (a)	2,800	8,756
MDA Space Ltd. (a)	16,664	422,140
Medical Facilities Corp. (d)	4,957	59,437
Melcor Developments Ltd.	3,120	40,752
Methanex Corp.	7,669	456,672
Morguard Corp.	1,000	82,561
MTY Food Group, Inc.	2,720	75,259
Mullen Group Ltd. (d)	19,954	244,996
Neo Performance Materials, Inc.	4,300	67,942
NFI Group, Inc. (a) (d)	13,975	193,084
North American Construction Group Ltd.	463	6,247
North West Co., Inc.	11,871	465,334
Northland Power, Inc.	38,310	642,769
Obsidian Energy Ltd. (a)	5,354	50,702
Onex Corp. (d)	6,977	509,169
Open Text Corp. (d)	14,495	322,369
OR Royalties, Inc. (d)	28,827	1,097,668
Paramount Resources Ltd. - Class A (d)	19,490	416,252
Parex Resources, Inc.	6,102	119,926
Pason Systems, Inc.	10,955	104,266
Pet Valu Holdings Ltd.	2,074	31,890
Peyto Exploration & Development Corp. (d)	48,991	957,210
PHX Energy Services Corp. (d)	8,794	83,509
Pizza Pizza Royalty Corp.	6,998	75,961
Polaris Renewable Energy, Inc.	5,300	46,672
Pollard Banknote Ltd.	790	10,279
PrairieSky Royalty Ltd. (d)	47,952	1,109,952
Precision Drilling Corp. (a)	1,018	100,183
Premium Brands Holdings Corp. (d)	10,555	623,163
Pulse Seismic, Inc.	13,500	38,527
Quarterhill, Inc. (a) (d)	37,345	32,483
Quebecor, Inc. - Class B (d)	16,161	686,241
Questerre Energy Corp. - Class A (a) (d)	83,569	16,821
Richelieu Hardware Ltd.	11,590	340,260
Rogers Sugar, Inc. (d)	28,139	135,325
Russel Metals, Inc.	13,422	463,127
BHFTII-99

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Savaria Corp.	10,600	$203,831
Seabridge Gold, Inc. (a) (d)	8,233	233,323
Secure Waste Infrastructure Corp. (d)	45,912	720,479
Sienna Senior Living, Inc.	20,676	321,785
SNDL, Inc. (a)	11,204	14,789
South Bow Corp.	13,488	449,420
Spartan Delta Corp. (a)	16,736	156,400
Sprott, Inc. (d)	4,842	690,988
SSR Mining, Inc. (a) (d)	45,893	1,347,989
Stella-Jones, Inc.	8,494	569,930
StorageVault Canada, Inc.	12,770	40,391
SunOpta, Inc. (a)	7,292	47,334
Superior Plus Corp.	22,786	109,909
Surge Energy, Inc.	12,100	81,763
Sylogist Ltd.	1,343	3,147
Tamarack Valley Energy Ltd. (d)	85,898	710,105
Taseko Mines Ltd. (a)	3,217	20,836
TerraVest Industries, Inc. (d)	1,600	152,087
TFI International, Inc. (d)	2,314	251,370
Timbercreek Financial Corp. (d)	17,551	85,036
TMX Group Ltd.	8,820	312,767
Topaz Energy Corp.	8,101	180,061
Torex Gold Resources, Inc.	22,294	1,023,271
Toromont Industries Ltd.	568	79,522
Total Energy Services, Inc.	8,286	135,211
TransAlta Corp. (d)	48,478	637,382
Transat AT, Inc. (a) (d)	3,600	6,314
Transcontinental, Inc. - Class A (d)	17,620	66,118
Trevali Mining Corp. (a) (b) (c)	9,060	0
Trican Well Service Ltd.	47,483	249,515
Triple Flag Precious Metals Corp.	3,866	134,201
Trisura Group Ltd. (a)	8,223	257,371
Vecima Networks, Inc.	2,500	23,560
Vermilion Energy, Inc.	15,289	210,689
Vermilion Energy, Inc. (d)	7,128	98,224
VersaBank	3,000	42,665
Vitalhub Corp. (a)	1,790	8,982
Wajax Corp.	3,113	72,460
Well Health Technologies Corp. (a)	4,614	12,737
Wesdome Gold Mines Ltd. (a) (d)	36,507	651,883
West Fraser Timber Co. Ltd.	548	35,779
Western Forest Products, Inc. (a)	2,508	26,575
Westshore Terminals Investment Corp. (d)	8,214	198,574
Whitecap Resources, Inc. (d)	90,251	1,018,576
Winpak Ltd. (d)	6,752	219,097
Yellow Pages Ltd. (d)	3,727	32,043
Zenith Capital Corp. (a) (b) (c)	12,830	1,668
		55,644,269
China — 0.4%
Bund Center Investment Ltd.	107,700	39,523
China Gold International Resources Corp. Ltd. (d)	60,347	1,215,963
CITIC Telecom International Holdings Ltd.	346,000	119,599
Deep Source Holdings Ltd. (a)	170,000	18,958
First Sponsor Group Ltd.	9,490	7,344
KLN Logistics Group Ltd.	67,000	56,542
Security Description	Shares	Value
China — (Continued)
Neo-Neon Holdings Ltd. (a)	322,500	$13,128
Shangri-La Asia Ltd.	234,000	133,865
VSTECS Holdings Ltd.	125,200	139,339
Xinyi Glass Holdings Ltd.	64,067	80,348
		1,824,609
Colombia — 0.0%
Canacol Energy Ltd. (a) (b) (c) (d)	7,932	0
Frontera Energy Corp. (d)	8,267	80,227
		80,227
Denmark — 2.7%
AL Sydbank (d)	10,642	859,173
ALK-Abello AS (d)	25,883	815,566
Alm Brand AS	147,115	359,408
Ambu AS - Class B (d)	26,448	284,450
Bang & Olufsen AS (a) (d)	25,883	35,013
Bavarian Nordic AS (a)	15,597	469,590
Better Collective AS (a) (d)	2,123	31,030
cBrain AS	1,254	12,908
Cementir Holding NV	10,361	185,245
Chemometec AS	3,635	172,282
Columbus AS (d)	20,865	31,801
D/S Norden AS	1,976	90,778
Demant AS (a)	879	26,714
Dfds AS (a)	2,432	39,753
FLSmidth & Co. AS	8,163	620,200
GN Store Nord AS (a) (d)	3,749	59,026
H Lundbeck AS	44,313	274,683
H Lundbeck AS - A Shares	5,266	27,301
H&H International AS - Class B (a) (d)	3,245	41,555
Harboes Bryggeri AS - Class B	1,454	22,605
ISS AS	25,873	948,998
Jeudan AS	2,032	64,030
Jyske Bank AS	5,618	777,800
Matas AS (d)	6,644	108,995
Napatech AS (a)	3,374	10,268
Netcompany Group AS (a) (d)	7,774	471,544
Nilfisk Holding AS (a)	2,510	54,000
NKT AS (a)	10,286	1,347,519
NNIT AS (a) (d)	2,656	18,946
North Media AS (a)	679	5,066
NTG Nordic Transport Group AS (a) (d)	1,353	34,143
Parken Sport & Entertainment AS (d)	1,956	56,303
Per Aarsleff Holding AS	4,435	517,530
Ringkjoebing Landbobank AS	4,868	1,173,068
Rockwool AS - A Shares	5,450	161,874
Rockwool AS - B Shares	9,580	267,432
Royal Unibrew AS	9,553	780,209
RTX AS (a) (d)	2,486	36,797
Scandinavian Tobacco Group AS	9,345	99,931
Schouw & Co. AS	2,533	260,921
SJF Bank AS	1,358	65,361
Solar AS - B Shares (a) (d)	753	23,666
SP Group AS	1,294	70,694
TCM Group AS	502	4,981
BHFTII-100

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Denmark — (Continued)
Tivoli AS (d)	844	$81,198
UIE PLC (d)	843	50,181
		11,950,536
Faeroe Islands — 0.0%
Foroya Banki P (d)	1,109	41,834
Finland — 2.5%
Aktia Bank OYJ (d)	8,174	119,183
Alma Media OYJ	6,031	88,606
Anora Group OYJ	1,398	6,440
Apetit OYJ	1,205	19,513
Aspo OYJ	4,744	34,553
Atria OYJ	2,027	39,566
Bittium OYJ (d)	5,744	246,456
Digia OYJ	6,625	43,004
Easor OYJ (a)	2,085	1,545
Elisa OYJ	15,224	738,154
Enento Group OYJ	2,464	38,683
Finnair OYJ	39,441	127,126
Fiskars OYJ Abp (d)	4,137	58,323
F-Secure OYJ	15,912	29,827
Harvia OYJ (d)	2,739	105,920
Hiab OYJ - B Shares	7,370	348,031
HKFoods OYJ	6,704	13,736
Huhtamaki OYJ	9,979	325,747
Ilkka OYJ	5,725	27,854
Kalmar OYJ - B Shares (a)	7,781	394,599
Kemira OYJ (d)	21,707	475,167
Kesko OYJ - A Shares	6,578	144,799
Kesko OYJ - B Shares (d)	30,707	679,532
Konecranes OYJ	37,134	1,213,495
Lassila & Tikanoja OYJ (a)	6,058	51,912
Lindex Group OYJ (a)	9,321	24,688
Lumo Kodit OYJ (d)	21,412	197,258
Luotea PLC (a)	6,058	17,508
Mandatum OYJ	36,201	290,543
Marimekko OYJ	4,363	51,481
Metsa Board OYJ - Class B (a)	9,160	32,437
Nokian Renkaat OYJ (d)	14,031	148,445
Olvi OYJ - A Shares	2,909	114,924
Oriola OYJ - B Shares	28,441	31,078
Orion OYJ - Class A	4,976	403,525
Orion OYJ - Class B	14,294	1,156,030
Outokumpu OYJ (d)	59,078	324,808
Ponsse OYJ	2,650	68,626
Puuilo OYJ	5,676	83,686
QT Group OYJ (a) (d)	1,156	25,520
Raisio OYJ - V Shares	23,304	72,193
Revenio Group OYJ	2,661	58,589
Sampo OYJ - A Shares	32,310	345,359
Sanoma OYJ	16,432	170,630
Stora Enso OYJ - R Shares (d)	42,033	495,114
Taaleri PLC	1,210	10,172
Talenom OYJ	2,085	3,069
Teleste OYJ	2,149	9,032
Security Description	Shares	Value
Finland — (Continued)
Terveystalo OYJ (d)	14,772	$148,282
TietoEVRY OYJ (d)	17,665	383,530
Tokmanni Group Corp. (d)	801	6,634
Vaisala OYJ - A Shares	2,499	128,641
Valmet OYJ (d)	26,168	746,212
YIT OYJ (a)	27,133	82,437
		11,002,222
France — 5.5%
Accor SA	2,555	122,416
AKWEL SADIR (d)	2,629	21,567
Alstom SA (a)	32,446	924,520
Altamir (d)	7,426	212,391
Alten SA	4,627	290,875
Arkema SA	7,926	539,337
Aubay	221	10,674
Ayvens SA	5,120	60,321
Bastide le Confort Medical (a)	938	25,197
Beneteau SACA (d)	8,857	70,080
BioMerieux	546	58,145
Boiron SA (d)	1,382	43,164
Bonduelle SCA (d)	4,120	40,269
Carrefour SA	48,524	894,577
CBo Territoria	2,864	13,089
Cie des Alpes	4,881	134,241
Clariane SE (a)	37,026	154,390
Coface SA	26,304	456,781
Derichebourg SA	22,712	219,361
Edenred SE (d)	12,764	254,138
Eiffage SA	1,790	274,825
Ekinops SAS (a) (d)	1,670	3,412
Electricite de Strasbourg SA	193	47,348
Elior Group SA	29,385	83,873
Elis SA	37,868	1,071,895
Equasens	56	2,606
Eramet SA (d)	627	36,836
Etablissements Maurel et Prom SA	15,300	186,638
Eurazeo SE	6,276	297,097
Euroapi SA (a)	7,243	11,069
Eutelsat Communications SACA (a) (d)	53,409	126,578
Exel Industries SA - A Shares (d)	618	24,089
FDJ United (d)	6,010	175,299
Fnac Darty SA	2,151	87,864
Foraco International SA (a)	17,535	32,899
Forvia SE (a)	8,965	102,109
Gaztransport Et Technigaz SA	7,959	1,854,845
GEA	165	18,141
Getlink SE	4,774	102,877
GL Events SACA	2,288	78,376
Groupe Crit SA	900	59,272
Haulotte Group SA (d)	5,337	13,204
ID Logistics Group SACA (a)	796	297,965
Imerys SA (d)	7,588	191,017
Infotel SA	342	14,593
Interparfums SA	1,532	41,013
Ipsen SA	1,478	277,171
BHFTII-101

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
France — (Continued)
IPSOS SA	5,032	$199,099
Jacquet Metals SACA (d)	2,477	58,766
JCDecaux SE	13,978	302,265
Kaufman & Broad SA	3,257	107,770
Laurent-Perrier (d)	1,255	119,984
LNA Sante SA	1,534	49,642
Maison Pommery & Associes SA	958	11,432
Maisons du Monde SA (a)	7,475	12,142
Manitou BF SA	2,626	59,156
Mersen SA	1,657	43,437
Metropole Television SA	6,596	88,079
Nexans SA	6,484	877,327
Nexity SA (a)	5,941	55,473
North Atlantic Energies (d)	625	47,498
NRJ Group (d)	9,690	76,619
Oeneo SA (d)	2,122	22,667
Opmobility	12,724	224,586
Pierre Et Vacances SA (a)	6,918	13,077
Quadient SA	5,402	67,810
Recylex SA (a) (b) (c)	3,335	0
Remy Cointreau SA (d)	693	29,423
Renault SA	14,516	492,526
Rexel SA	43,232	1,690,784
Robertet SA	43	40,276
Rubis SCA	17,077	683,317
Samse SACA	107	14,844
Savencia SA	1,270	89,125
SCOR SE	34,667	1,224,785
SEB SA	1,993	103,195
Seche Environnement SACA (d)	605	56,292
SMCP SA (a)	1,230	7,428
Societe BIC SA	4,679	292,627
Societe LDC SADIR	700	80,718
Sodexo SA	1,902	97,638
SOITEC (a)	794	48,491
Sopra Steria Group	3,520	491,399
SPIE SA	31,212	1,560,647
Stef SA	757	102,949
Sword Group (d)	1,364	49,176
Synergie SE (d)	3,366	102,265
Technip Energies NV	22,685	953,468
Teleperformance SE (d)	9,401	552,308
Television Francaise 1 SA	9,749	78,888
Thermador Groupe (d)	1,459	120,331
Tikehau Capital SCA (d)	7,508	140,997
Trigano SA	2,175	360,161
Valeo SE	36,656	449,164
Vallourec SACA (d)	37,257	926,140
Vetoquinol SA	376	34,424
Vicat SACA	3,936	287,304
VIEL & Cie SA	4,205	73,093
Virbac SACA	307	126,736
Viridien (a)	1,557	238,494
Vivendi SE (a)	63,152	131,834
Voltalia SA (a) (d)	4,361	35,574
Security Description	Shares	Value
France — (Continued)
Wavestone	126	$6,739
		24,268,833
Georgia — 0.5%
Georgia Capital PLC (a)	7,105	343,979
Lion Finance Group PLC	9,821	1,218,203
TBC Bank Group PLC	7,218	391,180
		1,953,362
Germany — 5.8%
1&1 AG (d)	9,578	260,716
7C Solarparken AG (a)	9,101	18,513
Adesso SE	561	37,509
Adtran Networks SE	908	23,934
All for One Group SE	498	19,497
Allgeier SE (d)	2,090	40,773
Alzchem Group AG	731	143,354
Amadeus Fire AG	779	22,105
Aroundtown SA (a)	165,287	436,384
Atoss Software SE	1,982	175,007
Aurubis AG (d)	6,787	1,176,968
Bechtle AG	19,131	646,984
Bertrandt AG (a) (d)	1,545	26,497
Bijou Brigitte AG	1,055	53,674
Bilfinger SE	7,883	892,567
Borussia Dortmund GmbH & Co. KGaA (d)	18,711	65,551
BRANICKS Group AG (a) (d)	13,461	21,419
Brenntag SE (d)	9,454	623,743
CANCOM SE	2,487	69,432
Ceconomy AG (a)	32,497	161,260
CENIT AG (a)	3,413	24,700
Cewe Stiftung & Co. KGaA	1,300	141,051
CTS Eventim AG & Co. KGaA (d)	5,258	301,543
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	138	4,378
Dermapharm Holding SE (a) (d)	3,685	178,891
Deutsche Beteiligungs AG (d)	2,224	64,833
Deutsche EuroShop AG	1,221	28,732
Deutsche Pfandbriefbank AG (d)	30,601	104,542
Deutz AG	26,653	260,734
Draegerwerk AG & Co. KGaA	705	55,037
Duerr AG	11,956	259,089
DWS Group GmbH & Co. KGaA	3,655	231,353
Eckert & Ziegler SE	10,434	175,881
Elmos Semiconductor SE	1,461	243,443
ElringKlinger AG	6,993	39,899
Energiekontor AG (d)	880	38,951
Evonik Industries AG	21,658	419,508
Evotec SE (a)	3,625	17,880
Fielmann Group AG (d)	6,031	302,689
flatexDEGIRO SE	12,762	435,538
FORTEC Elektronik AG	253	3,614
Fraport AG Frankfurt Airport Services Worldwide (a)	8,329	722,602
Freenet AG	28,407	866,299
Fresenius Medical Care AG	4,685	208,442
Friedrich Vorwerk Group SE	938	76,294
BHFTII-102

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
FUCHS SE	5,602	$192,071
GEA Group AG	14,834	1,048,325
Gerresheimer AG (d)	576	13,099
Gesco SE	2,953	47,099
GFT Technologies SE (d)	3,497	71,456
Grand City Properties SA (d)	17,052	177,873
Grenke AG	1,610	23,486
Hawesko Holding SE (d)	223	5,161
Heidelberger Druckmaschinen AG (a)	61,130	94,649
HelloFresh SE (a) (d)	8,672	39,318
Hensoldt AG (d)	11,970	1,039,115
Hoenle AG (a) (d)	2,084	20,032
Hornbach Holding AG & Co. KGaA	2,431	226,052
HUGO BOSS AG (d)	8,004	339,220
Indus Holding AG	3,250	99,517
Init Innovation in Traffic Systems SE (d)	1,552	71,387
Instone Real Estate Group SE	7,263	64,770
IVU Traffic Technologies AG	1,432	29,813
Jenoptik AG	8,078	265,947
JOST Werke SE	3,124	180,077
K&S AG (d)	39,216	738,423
KION Group AG	13,725	713,070
Koenig & Bauer AG (a)	2,020	18,863
Krones AG	3,288	437,743
KSB SE & Co. KGaA	44	48,876
KWS Saat SE & Co. KGaA (d)	2,406	209,275
Lanxess AG (d)	10,947	237,816
LEG Immobilien SE	14,791	963,266
Leifheit AG	2,380	41,084
Medios AG (a)	96	1,335
MLP SE	19,478	157,576
Mutares SE & Co. KGaA (d)	1,778	59,010
Nagarro SE (d)	1,067	58,757
Nemetschek SE	836	61,532
Nordex SE (a)	8,541	449,846
Norma Group Se (a) (d)	3,073	58,926
Patrizia SE	9,361	75,012
Pentixapharm Holding AG (a)	3,291	6,918
Pfeiffer Vacuum Technology AG	72	13,738
ProCredit Holding AG	1,061	8,989
Puma SE	8,666	220,122
PVA TePla AG (a) (d)	2,982	101,683
PWO AG	822	22,620
Q Beyond Ag Konv Namens Aktien (a)	4,994	19,640
R Stahl AG (a) (d)	1,594	24,937
RENK Group AG	2,502	146,570
SAF-Holland SE	9,928	188,068
Salzgitter AG	5,398	227,685
Scout24 SE	3,462	265,264
Secunet Security Networks AG (d)	391	79,632
SFC Energy AG (a) (d)	802	13,006
SGL Carbon SE (a)	8,945	33,867
Siltronic AG	738	44,697
Sixt SE	3,109	230,744
SMA Solar Technology AG (a)	1,529	80,673
Softwareone Holding AG	13,461	117,088
Security Description	Shares	Value
Germany — (Continued)
Stabilus SE	1,865	$33,981
STRATEC SE	891	17,564
Stroeer SE & Co. KGaA	5,090	179,202
Suedzucker AG (d)	14,599	220,343
Surteco Group SE	2,209	26,567
SUSS MicroTec SE	644	36,745
Symrise AG (d)	8,848	749,146
TAG Immobilien AG (d)	43,340	677,827
Takkt AG (d)	2,812	7,908
TeamViewer SE (a)	6,685	33,636
Technotrans SE	1,427	44,532
thyssenkrupp AG	116,223	1,002,470
Tkms AG& Co. KGaA (a)	964	87,410
TUI AG (d)	58,083	440,503
United Internet AG	13,280	421,849
Verbio SE (a)	1,497	79,084
Vossloh AG (d)	2,425	192,070
Wacker Chemie AG (d)	2,085	201,981
Wacker Neuson SE	6,415	135,741
Washtec AG	3,107	161,940
Westwing Group SE (a)	395	6,236
Wuestenrot & Wuerttembergische AG	4,932	77,565
Zalando SE (a) (d)	24,162	578,048
Zeal Network SE	469	26,530
		25,785,506
Greece — 0.0%
Okeanis Eco Tankers Corp.	1,944	101,920
Greenland — 0.0%
GronlandsBANKEN AS	140	19,608
Guernsey, Channel Islands — 0.0%
Raven Property Group Ltd. (a) (b) (c)	112,611	0
Hong Kong — 1.9%
Aeon Credit Service Asia Co. Ltd.	44,000	45,181
Allied Group Ltd. (a)	138,000	48,912
APAC Resources Ltd.	94,156	29,915
Apollo Future Mobility Group Ltd. (a)	17,400	1,133
Asia Financial Holdings Ltd.	88,000	50,502
Asia Standard International Group Ltd. (a)	296,000	7,521
ASMPT Ltd.	19,000	247,815
Associated International Hotels Ltd.	14,000	9,124
Bank of East Asia Ltd.	110,734	184,746
Bel Global Resources Holdings Ltd. (a) (b) (c)	520,000	0
Bright Smart Securities & Commodities Group Ltd. (a) (d)	98,000	148,018
Brightoil Petroleum Holdings Ltd. (a) (b) (c)	591,000	0
Build King Holdings Ltd.	160,000	37,386
Burwill Holdings Ltd. (a) (b) (c)	1,566,000	0
Cafe de Coral Holdings Ltd.	82,000	44,948
Chen Hsong Holdings	150,000	30,954
Cheuk Nang Holdings Ltd.	108,566	17,580
Chevalier International Holdings Ltd.	75,139	39,480
China Motor Bus Co. Ltd.	4,800	34,396
China Solar (a) (b) (c)	162,000	0
China Star Entertainment Ltd. (a)	378,000	303,515
BHFTII-103

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Chinese Estates Holdings Ltd.	151,000	$22,966
Chow Sang Sang Holdings International Ltd.	70,000	124,931
Chuang's Consortium International Ltd. (a)	382,357	14,141
CK Life Sciences International Holdings, Inc. (a) (d)	304,000	26,416
C-Mer Medical Holdings Ltd.	74,000	12,224
Convoy, Inc. (a) (b) (c)	1,314,000	5,245
Cowell e Holdings, Inc. (a) (d)	39,000	129,606
Crystal International Group Ltd.	29,500	22,162
CSC Holdings Ltd. (a)	4,927,500	15,945
CSI Properties Ltd. (a)	3,183,630	85,834
CTF Services Ltd.	199,414	200,754
CW Group Holdings Ltd. (a) (b) (c)	106,000	0
Dah Sing Banking Group Ltd.	81,471	126,643
Dah Sing Financial Holdings Ltd.	34,660	179,207
DFI Retail Group Holdings Ltd.	5,900	24,826
Dickson Concepts International Ltd.	87,500	70,121
DMX Technologies Group Ltd. (a) (b) (c)	186,000	0
Eagle Nice International Holdings Ltd.	80,000	32,340
EC Healthcare (a)	59,000	3,499
EcoGreen International Group Ltd. (a) (b) (c)	118,800	5,398
Emperor Watch & Jewellery Ltd.	960,000	36,920
ENM Holdings Ltd. (a)	412,000	22,051
Esprit Holdings Ltd. (a)	50,427	5,956
Fairwood Holdings Ltd.	26,500	13,834
Far East Consortium International Ltd. (a)	394,956	39,443
Genting Hong Kong Ltd. (a) (b) (c)	327,000	0
Get Nice Holdings Ltd.	20,800	8,154
Giordano International Ltd.	270,000	50,347
Glorious Sun Enterprises Ltd.	393,000	69,825
Gold Financial Holdings Ltd. (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd.	277,714	25,135
Golden Resources Development International Ltd.	264,000	11,831
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	0
GR Life Style Co. Ltd. (a)	16,000	5,495
Great Eagle Holdings Ltd.	34,491	72,788
G-Resources Group Ltd.	44,180	60,707
Guoco Group Ltd.	1,000	8,666
Guotai Junan International Holdings Ltd. (d)	310,600	93,588
Hang Lung Group Ltd.	144,000	274,256
Hang Lung Properties Ltd.	94,092	105,709
Harbour Centre Development Ltd.	88,000	49,941
HK AI Capital Ltd. (a)	284,000	6,087
HKR International Ltd. (a)	343,680	51,445
Hon Kwok Land Investment Co. Ltd.	140,000	16,962
Hong Kong Ferry Holdings Co. Ltd.	39,000	24,909
Hong Kong Technology Venture Co. Ltd.	52,296	8,687
Hongkong & Shanghai Hotels Ltd. (a)	95,902	72,576
HSIN Chong Group Holdings Ltd. (a) (b) (c)	918,000	0
Hung Hing Printing Group Ltd.	252,000	27,935
Hutchison Port Holdings Trust	909,200	186,548
Hutchison Telecommunications Hong Kong Holdings Ltd.	258,000	38,630
Hysan Development Co. Ltd.	112,000	272,711
International Housewares Retail Co. Ltd.	105,000	10,212
IPE Group Ltd. (a)	285,000	21,740
Jacobson Pharma Corp. Ltd.	90,000	13,972
Johnson Electric Holdings Ltd.	67,691	203,316
Security Description	Shares	Value
Hong Kong — (Continued)
Joy Faith Investment Ltd. (a) (b) (c)	420,000	$0
K Wah International Holdings Ltd.	172,000	48,758
Karrie International Holdings Ltd.	140,000	39,259
Keck Seng Investments Hong Kong Ltd.	72,000	21,136
Kerry Properties Ltd.	102,000	285,957
Kowloon Development Co. Ltd.	137,655	76,268
Lai Sun Development Co. Ltd. (a)	111,919	8,838
Lai Sun Garment International Ltd. (a)	62,634	4,860
Lam Soon Hong Kong Ltd.	15,000	24,295
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	211,998	15,428
Lerthai Group Ltd. (a) (b) (c)	18,000	0
Liu Chong Hing Investment Ltd.	78,000	46,780
Luk Fook Holdings International Ltd.	62,000	187,117
Man Wah Holdings Ltd.	240,800	133,303
Melco International Development Ltd. (a)	49,499	23,180
MH Development NPV (a) (b) (c)	124,000	0
Midland Holdings Ltd. (a)	100,010	35,814
Miramar Hotel & Investment	51,000	69,541
Modern Dental Group Ltd.	79,000	62,241
Nameson Holdings Ltd.	130,000	16,662
New World Development Co. Ltd. (a)	167,000	172,616
NewOcean Energy Holdings Ltd. (a) (b) (c)	398,000	0
Nissin Foods Co. Ltd.	47,000	43,239
Oriental Watch Holdings	96,484	40,699
Oshidori International Holdings Ltd. (a)	1,068,000	235,419
Pacific Andes International Holdings Ltd. (a) (b) (c)	1,819,984	0
Pacific Basin Shipping Ltd.	809,000	299,122
Pacific Textiles Holdings Ltd.	194,000	26,856
Paradise Entertainment Ltd.	48,000	2,741
PAX Global Technology Ltd.	20,000	10,948
PCCW Ltd.	259,582	192,043
Perfect Medical Health Management Ltd.	108,000	15,439
Pico Far East Holdings Ltd.	178,000	56,506
Playmates Holdings Ltd.	460,000	29,957
Plover Bay Technologies Ltd.	17,000	15,552
Public Financial Holdings Ltd.	166,000	30,660
Regina Miracle International Holdings Ltd.	71,000	18,045
SAS Dragon Holdings Ltd.	140,000	82,698
SEA Holdings Ltd.	63,896	11,164
Shun Tak Holdings Ltd. (a)	379,500	28,038
Singamas Container Holdings Ltd.	388,000	30,852
SmarTone Telecommunications Holdings Ltd.	66,888	43,625
Soundwill Holdings Ltd. (a)	41,500	36,022
Stella International Holdings Ltd.	119,000	216,443
Sun Hung Kai & Co. Ltd.	106,440	57,896
SUNeVision Holdings Ltd. (d)	133,000	95,463
TAI Cheung Holdings Ltd.	192,000	95,102
Tan Chong International Ltd.	63,000	12,212
Television Broadcasts Ltd. (a) (d)	97,700	34,846
Texwinca Holdings Ltd.	134,000	20,603
Tradelink Electronic Commerce Ltd.	256,000	35,912
Transport International Holdings Ltd.	45,961	62,479
United Laboratories International Holdings Ltd. (d)	201,000	247,970
Upbest Group Ltd.	16,000	1,347
Value Partners Group Ltd.	215,000	54,505
BHFTII-104

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Valuetronics Holdings Ltd.	71,690	$49,743
Vedan International Holdings Ltd.	296,000	27,557
Vitasoy International Holdings Ltd. (d)	124,000	98,620
VTech Holdings Ltd.	31,800	240,180
Wang On Group Ltd. (a)	2,200,000	5,938
Wing On Co. International Ltd.	46,000	83,529
Wing Tai Properties Ltd.	176,000	48,102
Yue Yuen Industrial Holdings Ltd.	143,500	280,307
Yunfeng Financial Group Ltd. (a) (d)	34,000	12,157
		8,596,349
Indonesia — 0.2%
First Pacific Co. Ltd.	434,000	304,733
First Resources Ltd.	78,300	176,412
Gallant Venture Ltd. (a)	257,900	11,387
Golden Agri-Resources Ltd.	1,125,500	268,103
Nickel Industries Ltd. (a)	203,875	127,032
		887,667
Iraq — 0.0%
Genel Energy PLC (a)	25,050	17,835
Gulf Keystone Petroleum Ltd.	39,254	110,779
		128,614
Ireland — 0.5%
C&C Group PLC	79,998	119,525
Cairn Homes PLC	80,021	195,819
COSMO Pharmaceuticals NV	823	87,021
FBD Holdings PLC	6,357	120,639
Glanbia PLC	36,185	712,049
Glenveagh Properties PLC (a)	61,605	137,991
Greencore Group PLC	120,709	388,193
Hostelworld Group PLC	8,529	11,435
Irish Continental Group PLC	18,974	139,559
Kerry Group PLC - Class A	1,660	131,465
Permanent TSB Group Holdings PLC (a)	15,086	51,244
		2,094,940
Isle of Man — 0.0%
Strix Group PLC (a)	15,100	7,353
Israel — 1.1%
Adgar Investment & Development Ltd. (a)	11,788	16,412
Afcon Holdings Ltd.	465	60,260
AFI Properties Ltd. (a)	319	22,133
Africa Israel Residences Ltd.	880	67,093
Alrov Properties & Lodgings Ltd.	1,801	151,744
Arad Ltd.	2,224	31,876
AudioCodes Ltd.	1	5
Avgol Industries 1953 Ltd. (a)	27,883	10,528
Azorim-Investment Development & Construction Co. Ltd. (a)	8,417	50,411
Blue Square Real Estate Ltd.	785	97,277
Carasso Motors Ltd. (a)	5,984	57,649
Cellcom Israel Ltd.	8,345	90,302
Ceragon Networks Ltd. (a) (d)	14,799	31,966
Danel Adir Yeoshua Ltd.	1,006	142,669
Security Description	Shares	Value
Israel — (Continued)
Delek Automotive Systems Ltd.	2,468	$15,902
Delta Galil Ltd.	700	36,440
Dor Alon Energy in Israel 1988 Ltd.	1,540	102,395
Electra Consumer Products 1970 Ltd.	1,793	42,670
Energean PLC (d)	27,001	308,739
Equital Ltd. (a)	1,117	47,321
FMS Enterprises Migun Ltd.	864	71,307
Fox Wizel Ltd.	908	78,257
Gilat Satellite Networks Ltd. (a)	9,844	148,753
Globrands Ltd.	93	8,314
IDI Insurance Co. Ltd.	1,564	104,041
IES Holdings Ltd. (a)	569	99,252
Ilex Medical Ltd.	959	18,698
Inrom Construction Industries Ltd.	17,580	138,337
Isracard Ltd.	22,812	101,467
Isras Investment Co. Ltd.	188	48,199
Issta Ltd.	1,175	38,833
Kamada Ltd.	5,054	41,972
Kardan Real Estate Enterprise & Development Ltd.	9,389	16,569
Kerur Holdings Ltd.	2,088	57,093
Klil Industries Ltd.	315	18,741
Kvutzat Acro Ltd.	1,501	20,290
Lahav L.R. Real Estate Ltd.	7,734	26,628
Land Development Nimrodi Group Ltd.	3,950	43,333
Lapidoth Capital Ltd.	607	17,212
M Yochananof & Sons Ltd.	586	67,484
Malam - Team Ltd. (a)	1,160	30,273
Max Stock Ltd.	4,536	38,486
Mediterranean Towers Ltd.	19,316	102,711
Meitav Investment House Ltd.	10,041	352,493
Meshulam Levinstein Contracting & Engineering Ltd.	255	38,604
Mivtach Shamir Holdings Ltd.	906	107,921
Mizrahi Tefahot Bank Ltd.	1	67
Nawi Group Ltd.	2,775	45,796
Neto Malinda Trading Ltd.	783	38,342
Neto ME Holdings Ltd. (a)	492	41,178
Nexxen International Ltd. (a) (d)	7,429	48,437
Novolog Ltd.	43,939	13,970
Oil Refineries Ltd. (a)	258,232	111,001
Perion Network Ltd. (a)	2,894	29,344
Plasson Industries Ltd.	507	25,087
Plus500 Ltd.	14,975	808,451
Polyram Plastic Industries Ltd.	3,415	9,277
Prashkovsky Investments & Construction Ltd. (a)	569	26,562
Priortech Ltd. (a)	131	10,811
Qualitau Ltd.	607	101,383
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,570	188,238
Sano-Brunos Enterprises Ltd.	46	5,640
Scope Metals Group Ltd.	1,374	85,039
Shikun & Binui Soltec Renewable Energy (a)	15,758	16,176
Summit Real Estate Holdings Ltd. (REIT)	4,460	76,604
Suny Cellular Communication Ltd.	16,495	6,881
Tadiran Group Ltd.	279	17,645
Tamar Petroleum Ltd.	3,762	42,036
Telsys Ltd.	1	77
Veridis Environment Ltd. (a)	3,156	39,109
BHFTII-105

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Israel — (Continued)
Victory Supermarket Chain Ltd.	589	$10,113
YD More Investments Ltd.	3,237	36,401
		5,052,725
Italy — 3.4%
A2A SpA	313,625	888,954
Abitare In SpA (a)	2,488	7,821
ACEA SpA	10,339	267,761
Amplifon SpA	4,705	51,347
Ariston Holding NV	3,301	14,141
Arnoldo Mondadori Editore SpA	30,273	70,105
Ascopiave SpA	16,968	66,853
Azimut Holding SpA	24,097	915,330
Banca Generali SpA	12,644	753,946
Banca IFIS SpA	4,675	114,649
Banca Profilo SpA (d)	66,282	11,508
Banca Sistema SpA (a) (d)	13,168	26,174
Banco di Desio e della Brianza SpA	5,946	59,549
BFF Bank SpA (a)	20,564	34,561
Brembo NV	20,302	193,061
Brunello Cucinelli SpA (d)	3,731	325,253
Cairo Communication SpA (a)	13,212	39,409
Cembre SpA	248	19,072
CIR SpA-Compagnie Industriali (a)	120,339	94,252
Credito Emiliano SpA	13,793	234,275
d'Amico International Shipping SA	6,853	59,700
Danieli & C Officine Meccaniche SpA (d)	2,437	168,197
Davide Campari-Milano NV	16,106	114,710
doValue SpA (a) (d)	13,535	31,543
Emak SpA	23,063	22,268
Enav SpA	38,399	230,785
Equita Group SpA	2,498	16,463
ERG SpA	916	23,439
Esprinet SpA	5,413	30,976
Fila SpA	5,412	58,126
Fincantieri SpA (a)	16,235	248,357
FNM SpA	37,788	20,365
Garofalo Health Care SpA	4,060	21,631
Hera SpA	175,724	814,635
IMMSI SpA (d)	35,223	19,155
Intercos SpA	533	7,705
Iren SpA	127,597	363,481
Italgas SpA	135,824	1,582,028
Italmobiliare SpA	3,032	93,580
Iveco Group NV	40,291	893,800
Lottomatica Group SpA	15,838	457,151
LU-VE SpA	1,991	91,386
Maire SpA	32,403	505,680
MARR SpA (d)	2,278	20,093
MFE-MediaForEurope NV - Class A	36,806	110,523
MFE-MediaForEurope NV - Class A (d)	44,716	130,555
MFE-MediaForEurope NV - Class B	12,808	49,338
Moltiply Group SpA	2,920	106,918
NewPrinces SpA (a)	1,806	43,828
Nexi SpA (d)	57,765	215,060
Orsero SpA	814	14,210
Security Description	Shares	Value
Italy — (Continued)
OVS SpA	32,456	$168,511
Pharmanutra SpA	826	75,405
Piaggio & C SpA (d)	13,551	24,271
Pirelli & C SpA	71,853	494,814
RAI Way SpA	21,468	145,373
Recordati Industria Chimica e Farmaceutica SpA	4,723	268,666
Reply SpA	2,398	223,650
Rizzoli Corriere Della Sera Mediagroup SpA	25,276	27,732
Sabaf SpA	3,059	49,494
Safilo Group SpA (a)	12,212	24,337
Saipem SpA (d)	282,320	1,291,101
Salvatore Ferragamo SpA (a)	3,759	30,331
Sanlorenzo SpA (d)	1,764	63,334
Sesa SpA	1,039	95,901
Sogefi SpA	8,023	17,743
SOL SpA	8,112	555,549
Tamburi Investment Partners SpA (d)	20,113	182,011
Technogym SpA	23,670	479,695
TXT e-solutions SpA	388	13,408
Uni Land SpA (a) (b) (c)	4,937	0
Webuild SpA (d)	70,140	186,421
Wiit SpA	697	21,169
		15,192,623
Japan — 23.1%
&Do Holdings Co. Ltd.	1,400	9,681
77 Bank Ltd.	4,500	88,631
A&D HOLON Holdings Co. Ltd.	5,100	83,497
Achilles Corp.	2,700	23,072
ADEKA Corp. (d)	14,400	333,042
Ad-sol Nissin Corp.	3,800	34,439
Adtec Plasma Technology Co. Ltd.	600	6,689
Advan Group Co. Ltd.	5,200	30,458
Advanced Media, Inc.	1,200	8,711
Adventure, Inc.	600	6,189
Aeon Fantasy Co. Ltd.	1,600	23,507
AEON Financial Service Co. Ltd.	12,700	125,817
Aeon Hokkaido Corp. (d)	4,800	26,937
Aeon Kyushu Co. Ltd.	600	10,600
AFC-HD AMS Life Science Co. Ltd.	1,900	10,618
Ahresty Corp.	5,200	26,403
Ai Holdings Corp.	7,500	128,867
Aica Kogyo Co. Ltd. (d)	10,300	237,246
Aichi Corp.	5,200	43,045
Aichi Financial Group, Inc. (d)	3,570	31,570
Aichi Steel Corp. (d)	5,100	93,141
Aichi Tokei Denki Co. Ltd.	1,600	29,722
Aida Engineering Ltd.	6,700	45,790
Aiful Corp. (a) (b) (c)	51,900	143,926
Ain Holdings, Inc.	4,900	174,957
Ainavo Holdings Co. Ltd.	2,200	10,974
Aiphone Co. Ltd. (d)	2,100	36,209
Airman Corp. (d)	4,200	51,368
Airport Facilities Co. Ltd.	4,800	29,241
Airtrip Corp.	2,500	10,798
Aisan Industry Co. Ltd.	6,300	73,801
BHFTII-106

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
AIT Corp.	1,600	$22,349
Ajis Co. Ltd. (d)	500	13,997
Akatsuki Corp.	8,100	33,155
Akatsuki, Inc.	2,100	36,489
Akebono Brake Industry Co. Ltd. (a)	17,400	13,182
Akita Bank Ltd.	2,600	81,752
Albis Co. Ltd. (d)	1,600	26,074
Alconix Corp. (d)	4,800	81,652
Alfresa Holdings Corp.	4,400	70,903
Alinco, Inc. (d)	3,200	20,937
Alpen Co. Ltd.	2,900	37,683
Alpha Corp.	2,200	17,323
AlphaPolis Co. Ltd. (d)	1,200	8,751
Alps Alpine Co. Ltd. (d)	29,200	395,079
Altech Corp.	3,320	54,305
Amano Corp.	9,000	215,678
Amiyaki Tei Co. Ltd. (d)	3,300	29,213
Amuse, Inc.	2,800	35,873
Amvis Holdings, Inc.	5,200	13,714
Anabuki Kosan, Inc.	800	12,950
and ST HD Co. Ltd.	5,440	101,431
Anest Iwata Corp.	5,500	55,794
Anicom Holdings, Inc.	11,300	99,021
Anycolor, Inc.	900	16,554
AOI Electronics Co. Ltd.	1,100	15,796
AOKI Holdings, Inc. (d)	7,300	74,644
Aoyama Trading Co. Ltd. (d)	22,800	116,958
Aoyama Zaisan Networks Co. Ltd. (d)	2,800	22,929
Arakawa Chemical Industries Ltd.	3,500	28,606
Arata Corp.	5,200	97,863
ARCLANDS Corp.	9,680	109,243
Arcs Co. Ltd.	7,364	176,186
ARE Holdings, Inc. (d)	14,300	311,839
Arealink Co. Ltd.	7,600	51,802
Argo Graphics, Inc.	11,200	102,416
Arisawa Manufacturing Co. Ltd.	5,900	85,680
Artience Co. Ltd. (d)	6,200	148,322
Artnature, Inc.	5,000	25,911
As One Corp. (d)	10,700	149,553
Asahi Broadcasting Group Holdings Corp.	2,400	13,194
Asahi Co. Ltd.	3,400	28,602
Asahi Diamond Industrial Co. Ltd. (d)	7,800	59,752
Asahi Kogyosha Co. Ltd.	3,400	74,337
Asahi Net, Inc.	5,000	20,519
Asahi Printing Co. Ltd.	400	2,210
Asahi Yukizai Corp.	2,600	92,538
Asanuma Corp.	13,400	83,937
Asax Co. Ltd.	3,200	16,726
Asia Pile Holdings Corp.	3,800	33,885
ASKA Pharmaceutical Holdings Co. Ltd.	3,700	55,984
ASKUL Corp.	7,400	51,946
Astena Holdings Co. Ltd.	9,000	27,205
Atsugi Co. Ltd. (a)	4,300	24,962
Aucnet, Inc. (d)	8,400	64,033
Autobacs Seven Co. Ltd.	11,600	114,945
Avant Group Corp.	4,700	38,630
Security Description	Shares	Value
Japan — (Continued)
Avantia Co. Ltd. (d)	3,000	$15,787
Avex, Inc.	5,300	39,943
Awa Bank Ltd.	5,200	190,574
Axial Retailing, Inc.	12,100	95,552
Axyz Co. Ltd. (d)	500	11,693
AZ-COM MARUWA Holdings, Inc.	7,400	41,456
Bando Chemical Industries Ltd.	5,500	71,194
Bank of Iwate Ltd. (d)	9,600	98,811
Bank of Kochi Ltd.	1,600	10,517
Bank of Nagoya Ltd. (d)	5,400	196,998
Bank of Saga Ltd. (d)	2,100	62,987
Bank of the Ryukyus Ltd.	7,300	104,056
Base Co. Ltd.	600	12,143
Beauty Garage, Inc.	1,600	14,450
Belc Co. Ltd.	2,200	105,330
Bell System24 Holdings, Inc.	6,900	63,374
Belluna Co. Ltd. (d)	8,300	46,033
Bic Camera, Inc.	18,000	197,135
Blue Zones Holdings Co. Ltd.	3,500	42,182
BML, Inc.	3,800	97,732
Bookoff Group Holdings Ltd. (d)	3,500	39,729
Bourbon Corp.	2,100	42,696
BRONCO BILLY Co. Ltd. (d)	500	13,942
Buffalo, Inc.	3,000	45,622
Bull-Dog Sauce Co. Ltd. (d)	1,200	14,113
Bunka Shutter Co. Ltd.	10,200	123,465
Business Brain Showa-Ota, Inc. (d)	6,000	35,540
Business Engineering Corp.	4,000	30,257
C Uyemura & Co. Ltd.	1,800	228,855
CAC Holdings Corp.	2,600	29,762
Canare Electric Co. Ltd.	800	9,276
Careerlink Co. Ltd. (d)	1,000	15,365
Carlit Co. Ltd. (d)	3,000	48,062
Casio Computer Co. Ltd.	3,800	33,888
Cawachi Ltd.	2,000	37,991
CCI Group, Inc. (d)	34,400	205,664
CDS Co. Ltd.	700	8,106
Celsys, Inc.	4,800	40,453
Central Automotive Products Ltd.	7,800	94,355
Central Glass Co. Ltd.	4,100	103,905
Central Security Patrols Co. Ltd.	2,300	43,778
Central Sports Co. Ltd. (d)	1,700	25,500
Ceres, Inc. (d)	1,600	14,545
Change Holdings, Inc. (d)	5,500	32,755
Charm Care Corp. KK	3,800	31,293
Chiba Kogyo Bank Ltd. (d)	5,900	73,216
Chino Corp. (d)	4,200	39,259
Chiyoda Co. Ltd.	3,400	22,038
Chiyoda Integre Co. Ltd.	900	19,052
Chofu Seisakusho Co. Ltd.	4,000	50,577
Chori Co. Ltd.	1,900	51,080
Chubu Shiryo Co. Ltd.	4,600	51,229
Chudenko Corp.	4,800	140,157
Chuetsu Pulp & Paper Co. Ltd.	1,900	22,227
Chugai Ro Co. Ltd.	900	24,037
Chugin Financial Group, Inc. (d)	18,200	324,619
BHFTII-107

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Chugoku Electric Power Co., Inc. (d)	5,800	$36,793
Chugoku Marine Paints Ltd. (d)	7,700	164,257
Chuo Gyorui Co. Ltd.	200	5,161
Chuo Spring Co. Ltd. (d)	2,100	48,676
Citizen Watch Co. Ltd. (d)	37,700	399,970
CKD Corp. (d)	9,700	273,085
Cleanup Corp.	3,100	18,112
CMK Corp.	12,600	44,240
COLOPL, Inc.	7,200	19,077
Colowide Co. Ltd. (d)	16,200	186,205
Computer Engineering & Consulting Ltd.	1,500	18,378
Computer Institute of Japan Ltd.	7,040	22,817
Comture Corp.	4,400	40,340
Core Corp. (d)	1,700	24,344
Corona Corp. (d)	4,400	26,453
Cosel Co. Ltd.	5,400	39,052
Cosmos Initia Co. Ltd.	1,600	11,475
Cota Co. Ltd. (d)	5,166	38,438
Create Medic Co. Ltd.	1,800	13,148
Create Restaurants Holdings, Inc. (d)	47,400	228,369
Create SD Holdings Co. Ltd.	5,600	116,967
Creek & River Co. Ltd.	2,700	24,243
Cresco Ltd.	5,000	45,274
Cross Cat Co. Ltd.	1,400	8,406
CTI Engineering Co. Ltd.	3,700	71,404
CTS Co. Ltd.	5,200	29,849
CUC, Inc. (a)	1,300	7,219
Curves Holdings Co. Ltd.	10,900	51,131
Cybozu, Inc.	4,400	58,177
Dai Nippon Toryo Co. Ltd.	3,800	29,621
Dai-Dan Co. Ltd.	8,400	143,373
Daido Metal Co. Ltd.	4,900	26,956
Daido Steel Co. Ltd. (d)	22,100	260,075
Daihatsu Infinearth Mfg Co. Ltd.	2,500	33,021
Daiho Corp.	4,800	23,513
Daiichi Jitsugyo Co. Ltd.	2,900	60,130
Daiichikosho Co. Ltd.	8,100	86,385
Daiken Medical Co. Ltd.	4,400	12,435
Daiki Aluminium Industry Co. Ltd.	5,400	48,730
Daiki Axis Co. Ltd.	1,300	6,072
DAIKO XTECH Ltd.	1,300	8,804
Daikoku Denki Co. Ltd. (d)	1,800	27,774
Daikokutenbussan Co. Ltd. (d)	1,300	39,954
Daikyonishikawa Corp.	8,300	43,634
Dainichi Co. Ltd.	4,100	26,413
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,600	66,149
Daio Paper Corp.	16,200	105,465
Daiseki Co. Ltd. (d)	6,839	168,112
Daishi Hokuetsu Financial Group, Inc.	35,100	421,446
Daishinku Corp. (d)	7,400	27,574
Daisue Construction Co. Ltd.	1,800	41,071
Daito Bank Ltd.	1,400	8,665
Daito Pharmaceutical Co. Ltd.	4,712	43,234
Daitron Co. Ltd.	3,000	51,426
Daiwa Industries Ltd.	5,800	71,798
Daiwabo Holdings Co. Ltd. (d)	12,900	251,571
Security Description	Shares	Value
Japan — (Continued)
DCM Holdings Co. Ltd.	17,800	$180,961
Dear Life Co. Ltd.	5,400	35,619
Delica Foods Holdings Co. Ltd.	600	3,398
Denka Co. Ltd.	13,100	297,244
Dentsu Soken, Inc.	2,700	34,165
Denyo Co. Ltd.	2,900	63,705
Dexerials Corp.	800	11,023
DIC Corp.	12,800	299,286
Digital Arts, Inc.	2,100	69,502
Digital Hearts Holdings Co. Ltd. (d)	2,600	13,826
Digital Information Technologies Corp.	4,200	24,464
Dip Corp.	6,600	87,124
DKK Co. Ltd.	1,200	23,178
DKS Co. Ltd. (d)	1,100	53,886
DMG Mori Co. Ltd.	700	10,722
DMW Corp.	700	26,731
Doshisha Co. Ltd.	4,400	93,247
Double Standard, Inc. (d)	1,400	12,199
Doutor Nichires Holdings Co. Ltd.	5,100	94,935
Dowa Holdings Co. Ltd.	5,400	307,893
DTS Corp. (d)	24,800	162,093
Duskin Co. Ltd.	5,500	146,781
DyDo Group Holdings, Inc.	3,000	49,832
Eagle Industry Co. Ltd.	4,100	74,614
EAT&HOLDINGS Co. Ltd. (d)	1,400	17,572
Ebara Foods Industry, Inc.	700	11,298
Ebara Jitsugyo Co. Ltd.	3,800	58,710
Ebase Co. Ltd.	4,800	12,457
Eco's Co. Ltd.	1,500	24,605
EDION Corp. (d)	14,200	193,993
EF-ON, Inc.	6,100	14,211
eGuarantee, Inc. (d)	6,200	63,637
Ehime Bank Ltd. (d)	5,300	52,517
Eidai Co. Ltd.	10,000	14,694
Eizo Corp. (d)	5,100	66,523
Elan Corp.	2,200	10,088
Elecom Co. Ltd.	8,800	89,197
EM Systems Co. Ltd.	3,500	14,614
en, Inc.	5,500	39,182
Endo Lighting Corp.	1,400	22,476
Entrust, Inc.	1,500	10,216
eRex Co. Ltd. (d)	3,300	20,259
ES-Con Japan Ltd.	6,700	45,911
Eslead Corp. (d)	1,600	62,699
ESPEC Corp.	3,400	65,086
Exedy Corp. (d)	4,100	144,633
EXEO Group, Inc.	18,800	321,102
Ezaki Glico Co. Ltd. (d)	9,200	341,944
F&M Co. Ltd.	1,600	21,887
FALCO HOLDINGS Co. Ltd.	1,600	26,505
FCC Co. Ltd.	7,100	146,040
FDK Corp. (a)	1,100	3,292
Feed One Co. Ltd.	4,576	34,286
Ferrotec Corp. (d)	8,000	327,702
Fibergate, Inc.	1,800	8,214
FIDEA Holdings Co. Ltd.	3,950	46,931
BHFTII-108

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Financial Partners Group Co. Ltd. (d)	8,200	$82,236
FINDEX, Inc.	3,900	20,620
First Bank of Toyama Ltd. (d)	9,700	146,121
First Brothers Co. Ltd. (d)	900	6,577
First Juken Co. Ltd. (d)	1,600	11,855
First-Corp., Inc.	1,600	10,488
Fixstars Corp.	4,100	31,459
FJ Next Holdings Co. Ltd.	3,800	37,934
Focus Systems Corp. (d)	2,900	29,300
Forval Corp. (d)	1,900	13,293
Foster Electric Co. Ltd.	2,700	50,280
FP Corp.	3,600	53,761
France Bed Holdings Co. Ltd. (d)	4,400	36,059
Freebit Co. Ltd.	2,100	20,018
F-Tech, Inc. (d)	3,200	14,245
FTGroup Co. Ltd.	1,500	12,053
Fudo Tetra Corp.	2,830	53,690
Fuji Corp.	2,200	67,113
Fuji Corp. Ltd. (d)	3,900	19,835
Fuji Kyuko Co. Ltd. (d)	4,600	70,876
Fuji Oil Co. Ltd. (d)	8,400	192,750
Fuji Pharma Co. Ltd.	2,400	36,163
Fuji Seal International, Inc.	7,600	124,889
Fujibo Holdings, Inc. (d)	5,400	126,527
Fujicco Co. Ltd. (d)	3,600	36,062
Fujikura Composites, Inc.	2,400	36,330
Fujikura Kasei Co. Ltd.	6,900	51,346
Fujimi, Inc. (d)	9,900	173,939
Fujisash Co. Ltd.	2,450	13,644
Fujishoji Co. Ltd.	1,300	8,075
Fujita Kanko, Inc.	2,000	26,125
Fujiya Co. Ltd. (d)	2,500	39,007
FuKoKu Co. Ltd.	2,800	31,880
Fukuda Corp.	1,300	69,119
Fukuda Denshi Co. Ltd. (d)	2,800	172,770
Fukui Bank Ltd. (d)	3,100	63,686
Fukui Computer Holdings, Inc.	1,900	37,817
Fukuyama Transporting Co. Ltd.	3,200	108,315
FULLCAST Holdings Co. Ltd.	3,400	35,803
Funai Soken Holdings, Inc.	14,540	105,233
Furukawa Co. Ltd. (d)	4,000	112,393
Furuno Electric Co. Ltd. (d)	4,500	178,047
Furuya Metal Co. Ltd.	3,300	127,769
Furyu Corp. (d)	4,300	33,714
Fuso Chemical Co. Ltd. (d)	11,400	204,452
Fuso Pharmaceutical Industries Ltd. (d)	1,800	26,937
Futaba Corp. (d)	8,400	34,168
Futaba Industrial Co. Ltd.	9,900	60,438
Future Corp. (d)	8,100	81,741
Fuyo General Lease Co. Ltd.	2,400	65,091
G-7 Holdings, Inc.	4,600	39,079
Gakken Holdings Co. Ltd.	6,400	40,123
Gakkyusha Co. Ltd.	2,100	31,195
Galilei Co. Ltd. (d)	4,900	111,191
Gecoss Corp.	3,400	37,926
Genki Global Dining Concepts Corp. (d)	2,400	43,721
Security Description	Shares	Value
Japan — (Continued)
Genky DrugStores Co. Ltd.	2,800	$70,174
Geo Holdings Corp.	4,600	49,387
Gift Holdings, Inc. (d)	1,600	45,472
giftee, Inc.	2,800	19,659
GLOBERIDE, Inc.	3,500	46,549
Glory Ltd. (d)	7,600	193,463
GLtechno Holdings, Inc.	1,300	26,420
GMO Financial Gate, Inc.	400	13,235
GMO Financial Holdings, Inc.	8,000	45,271
GMO GlobalSign Holdings KK	1,000	12,279
GMO internet group, Inc.	7,300	134,426
Godo Steel Ltd. (d)	2,300	53,455
Goldcrest Co. Ltd.	2,730	57,755
Grandy House Corp. (d)	3,600	12,657
GREE Holdings, Inc.	3,500	8,185
Greens Co. Ltd.	1,700	20,766
grems, Inc.	900	15,720
GS Yuasa Corp.	15,200	522,467
GSI Creos Corp.	2,100	32,398
G-Tekt Corp.	3,300	38,237
Gun-Ei Chemical Industry Co. Ltd.	900	30,259
Gunze Ltd. (d)	6,100	143,930
H.U. Group Holdings, Inc. (d)	9,500	193,276
H2O Retailing Corp. (d)	14,900	225,458
HABA Laboratories, Inc.	700	7,516
Hagihara Industries, Inc.	2,600	28,661
Hagiwara Electric Holdings Co. Ltd. (a) (b) (c)	1,800	40,632
Hakudo Co. Ltd. (d)	1,000	16,234
Hakuhodo DY Holdings, Inc.	1,600	10,431
Halows Co. Ltd.	2,100	56,837
Hamakyorex Co. Ltd.	11,500	129,070
Handsman Co. Ltd.	800	4,011
Hanwa Co. Ltd. (d)	24,000	239,918
Happinet Corp. (d)	5,600	95,972
Hard Off Corp. Co. Ltd.	2,500	30,983
Harima Chemicals Group, Inc.	4,300	25,004
Hashimoto Sogyo Holdings Co. Ltd. (d)	1,400	12,420
Hazama Ando Corp.	25,090	313,057
Heiwado Co. Ltd.	5,400	101,281
Hennge KK	600	3,507
Hibiya Engineering Ltd.	5,000	86,784
Hiday Hidaka Corp.	500	9,368
HI-LEX Corp.	3,700	66,761
Himaraya Co. Ltd. (d)	2,600	13,981
Hino Motors Ltd. (a) (b) (c)	34,000	81,589
Hioki EE Corp.	2,000	89,976
Hirakawa Hewtech Corp. (d)	2,205	53,563
Hirano Tecseed Co. Ltd.	1,300	14,043
Hirata Corp.	3,000	46,378
Hirogin Holdings, Inc. (d)	36,800	406,932
Hirose Tusyo, Inc. (a)	300	7,084
Hiroshima Electric Railway Co. Ltd. (d)	1,500	5,876
Hiroshima Gas Co. Ltd. (d)	7,000	17,754
Hisaka Works Ltd.	4,000	39,215
Hito Communications Holdings, Inc.	1,700	9,779
Hochiki Corp. (d)	7,800	104,443
BHFTII-109

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Hodogaya Chemical Co. Ltd.	1,800	$28,819
Hokkaido Electric Power Co., Inc. (d)	33,500	228,183
Hokkaido Gas Co. Ltd.	13,800	76,941
Hokkan Holdings Ltd.	2,500	35,287
Hokko Chemical Industry Co. Ltd.	3,500	38,143
Hokuetsu Corp. (d)	18,700	108,701
Hokuriku Electric Industry Co. Ltd.	1,500	25,362
Hokuriku Electric Power Co. (d)	32,400	220,370
Hokuriku Electrical Construction Co. Ltd.	1,600	14,705
Hokuriku Gas Co. Ltd.	1,000	28,383
Hokuto Corp.	4,300	51,906
H-One Co. Ltd.	3,100	23,261
Honeys Holdings Co. Ltd.	3,630	33,442
Honma Golf Ltd. (a)	27,000	9,641
Hoosiers Holdings Co. Ltd.	5,400	40,874
Hoshi Iryo-Sanki Co. Ltd.	300	9,989
Hosiden Corp. (d)	8,300	136,620
Hosokawa Micron Corp. (d)	2,700	100,434
Hotland Holdings Co. Ltd. (d)	2,100	27,056
House Foods Group, Inc.	3,300	63,478
Howa Machinery Ltd. (d)	1,400	12,890
HS Holdings Co. Ltd.	5,000	38,825
Hyakugo Bank Ltd. (d)	36,000	349,536
Hyakujushi Bank Ltd. (d)	16,400	223,141
IBJ, Inc.	4,900	20,762
Ichiken Co. Ltd.	2,200	35,891
Ichikoh Industries Ltd.	9,000	28,549
Ichimasa Kamaboko Co. Ltd.	1,100	5,215
Ichinen Holdings Co. Ltd.	2,600	35,149
Ichiyoshi Securities Co. Ltd.	1,200	11,122
Icom, Inc.	1,400	26,322
Idec Corp.	5,200	99,471
IDOM, Inc. (d)	10,000	79,837
Iino Kaiun Kaisha Ltd.	13,800	153,651
I'll, Inc.	900	13,603
Imasen Electric Industrial (d)	2,000	10,559
i-mobile Co. Ltd.	5,400	16,966
Imuraya Group Co. Ltd. (d)	2,200	33,678
Inaba Denki Sangyo Co. Ltd.	19,100	317,203
Inaba Seisakusho Co. Ltd.	2,100	22,733
Inabata & Co. Ltd.	7,700	193,994
I-NE Co. Ltd.	800	5,694
Ines Corp. (d)	4,100	50,626
Infomart Corp.	16,100	47,896
INFRONEER Holdings, Inc. (d)	4,500	62,644
Innotech Corp.	2,400	37,832
Insource Co. Ltd.	11,200	49,771
Intage Holdings, Inc.	2,600	27,707
Intelligent Wave, Inc.	3,400	20,583
Inui Global Logistics Co. Ltd. (d)	3,000	27,996
IR Japan Holdings Ltd.	2,000	9,008
Iriso Electronics Co. Ltd. (d)	3,200	65,766
ISB Corp.	400	5,061
Ise Chemicals Corp. (d)	3,400	115,751
Iseki & Co. Ltd.	3,100	30,881
Ishihara Sangyo Kaisha Ltd.	5,800	102,870
Security Description	Shares	Value
Japan — (Continued)
Ishizuka Glass Co. Ltd.	500	$10,322
Itfor, Inc.	5,300	55,605
ITmedia, Inc. (d)	1,500	15,278
Ito En Ltd. (d)	6,100	114,560
Itochu Enex Co. Ltd.	9,100	114,574
Itochu-Shokuhin Co. Ltd.	1,000	82,190
Itoham Yonekyu Holdings, Inc. (d)	5,300	192,419
Itoki Corp. (d)	6,900	134,461
IwaiCosmo Holdings, Inc.	3,500	78,185
Iwaki Co. Ltd. (d)	1,300	20,821
Iwatani Corp.	3,600	46,051
Iwatsuka Confectionery Co. Ltd.	2,000	40,480
Izumi Co. Ltd.	20,400	134,406
J Trust Co. Ltd.	16,800	57,333
JAC Recruitment Co. Ltd.	13,700	73,631
Jaccs Co. Ltd. (d)	4,200	107,169
JAFCO Group Co. Ltd. (d)	8,900	127,604
JANOME Corp.	2,499	20,107
Japan Airport Terminal Co. Ltd.	400	13,107
Japan Aviation Electronics Industry Ltd. (d)	8,600	124,378
Japan Cash Machine Co. Ltd.	1,200	7,807
Japan Communications, Inc. (a)	35,600	28,880
Japan Elevator Service Holdings Co. Ltd.	25,700	266,912
Japan Foundation Engineering Co. Ltd.	7,900	34,175
Japan Investment Adviser Co. Ltd.	4,700	56,993
Japan Lifeline Co. Ltd.	9,100	79,205
Japan Material Co. Ltd.	13,600	140,706
Japan Medical Dynamic Marketing, Inc.	4,400	15,153
Japan Oil Transportation Co. Ltd. (d)	700	22,062
Japan Petroleum Exploration Co. Ltd. (d)	14,600	240,598
Japan Property Management Center Co. Ltd.	2,800	23,224
Japan Pulp & Paper Co. Ltd. (d)	14,300	95,359
Japan Securities Finance Co. Ltd.	14,300	188,504
Japan Transcity Corp.	8,300	65,223
Japan Wool Textile Co. Ltd.	8,300	96,310
JBCC Holdings, Inc. (d)	11,200	85,399
JCU Corp.	3,700	126,650
Jeol Ltd. (d)	7,900	293,268
JFE Systems, Inc.	1,400	18,067
JGC Holdings Corp. (d)	17,300	255,477
JIG-SAW, Inc. (a) (d)	900	13,908
JINS Holdings, Inc.	2,200	71,190
JINUSHI Co. Ltd.	3,500	73,325
JK Holdings Co. Ltd.	2,800	25,402
J-Lease Co. Ltd.	1,200	9,452
JM Holdings Co. Ltd.	4,800	47,066
JMS Co. Ltd.	6,400	17,241
J-Oil Mills, Inc.	4,000	51,002
Joshin Denki Co. Ltd.	3,100	55,306
Joyful Honda Co. Ltd.	9,800	131,344
JP-Holdings, Inc.	8,000	34,321
JSB Co. Ltd.	2,000	63,623
JSP Corp.	2,400	35,009
JTEKT Corp.	15,100	161,068
Juki Corp.	7,200	29,046
Juroku Financial Group, Inc.	26,500	303,065
BHFTII-110

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Justsystems Corp.	4,500	$100,206
JVCKenwood Corp.	29,600	206,777
K&O Energy Group, Inc.	2,000	70,408
Kadoya Sesame Mills, Inc.	2,400	23,541
Kaga Electronics Co. Ltd.	6,100	145,791
Kagome Co. Ltd.	6,400	113,599
Kaken Pharmaceutical Co. Ltd.	3,400	89,237
Kamakura Shinsho Ltd.	3,700	10,848
Kameda Seika Co. Ltd. (d)	6,900	63,131
Kamei Corp.	3,600	75,723
Kanaden Corp.	2,200	29,030
Kanadevia Corp.	27,700	179,551
Kanagawa Chuo Kotsu Co. Ltd. (d)	1,400	30,982
Kanamic Network Co. Ltd.	900	2,935
Kanamoto Co. Ltd.	5,200	144,214
Kaneka Corp. (d)	7,300	222,739
Kaneko Seeds Co. Ltd.	1,300	12,212
Kanematsu Corp.	28,200	400,745
Kanemi Co. Ltd. (d)	100	2,207
Kanto Denka Kogyo Co. Ltd.	9,000	78,174
Kappa Create Co. Ltd. (a) (d)	1,000	9,901
Katakura Industries Co. Ltd.	2,500	44,239
Katitas Co. Ltd. (d)	9,800	196,868
Kato Sangyo Co. Ltd.	3,900	165,523
Kato Works Co. Ltd.	2,500	21,991
Kawada Technologies, Inc.	8,100	79,481
Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	28,676
KeePer Technical Laboratory Co. Ltd. (d)	2,500	47,672
Keihan Holdings Co. Ltd.	6,400	130,747
Keihanshin Building Co. Ltd.	6,100	75,065
Keihin Co. Ltd.	2,300	40,545
Keikyu Corp.	9,000	86,892
Keio Corp.	5,000	24,434
KEIWA, Inc.	1,200	9,000
Keiyo Bank Ltd.	14,500	187,767
Kenko Mayonnaise Co. Ltd.	2,400	33,586
KH Neochem Co. Ltd.	6,700	116,944
Kibun Foods, Inc. (d)	1,500	9,894
Kimura Chemical Plants Co. Ltd. (d)	3,300	32,429
King Jim Co. Ltd. (d)	1,400	7,160
Kintetsu Department Store Co. Ltd.	400	4,494
Kissei Pharmaceutical Co. Ltd.	5,400	159,273
Ki-Star Real Estate Co. Ltd.	3,600	75,737
Kitagawa Corp.	2,100	20,871
Kita-Nippon Bank Ltd.	1,100	32,029
Kitano Construction Corp. (d)	4,500	35,103
Kitz Corp.	11,700	135,176
Kiyo Bank Ltd. (d)	10,100	248,603
Koa Corp.	6,400	60,611
Koatsu Gas Kogyo Co. Ltd.	5,600	39,322
Kobe Electric Railway Co. Ltd. (d)	1,400	21,578
Kohnan Shoji Co. Ltd. (d)	3,700	95,546
Koike Sanso Kogyo Co. Ltd. (d)	2,600	31,961
Kojima Co. Ltd.	6,600	54,503
Kokuyo Co. Ltd.	15,300	83,433
Komatsu Matere Co. Ltd.	4,200	20,548
Security Description	Shares	Value
Japan — (Continued)
Komatsu Wall Industry Co. Ltd.	2,900	$47,680
KOMEDA Holdings Co. Ltd.	8,500	158,740
Komehyo Holdings Co. Ltd. (d)	1,300	35,484
Komeri Co. Ltd.	4,900	108,697
Komori Corp.	8,600	84,054
Konaka Co. Ltd. (d)	7,300	11,046
Kondotec, Inc. (d)	4,500	42,761
Konica Minolta, Inc.	87,800	294,107
Konishi Co. Ltd.	10,000	87,271
Konoike Transport Co. Ltd. (d)	5,200	95,883
Konoshima Chemical Co. Ltd.	600	7,074
Kosaido Holdings Co. Ltd. (d)	12,300	38,327
Kose Holdings Corp.	700	26,109
Koshidaka Holdings Co. Ltd. (d)	6,000	41,092
Kotobuki Spirits Co. Ltd. (d)	13,000	150,695
Kotobukiya Co. Ltd. (d)	1,500	12,751
Kozo Keikaku Engineering Holdings, Inc. (d)	1,900	35,125
KPP Group Holdings Co. Ltd.	3,700	20,689
KRS Corp.	2,300	41,267
K's Holdings Corp.	24,500	259,583
KU Holdings Co. Ltd.	4,200	31,459
Kumagai Gumi Co. Ltd. (d)	16,100	158,163
Kumiai Chemical Industry Co. Ltd.	10,995	54,026
Kunimine Industries Co. Ltd.	1,200	9,934
Kura Sushi, Inc. (d)	1,800	41,244
Kurabo Industries Ltd. (d)	2,100	113,120
Kuraray Co. Ltd.	14,300	150,570
Kureha Corp. (d)	4,800	120,835
Kurimoto Ltd. (d)	7,000	68,880
Kuriyama Holdings Corp.	2,300	27,219
Kusuri No. Aoki Holdings Co. Ltd. (d)	7,400	181,000
KYB Corp. (d)	5,700	150,292
Kyodo Printing Co. Ltd.	3,800	38,463
Kyoei Steel Ltd.	3,600	53,429
Kyokuto Boeki Kaisha Ltd.	2,700	31,985
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,400	99,266
Kyokuto Securities Co. Ltd. (d)	4,100	43,245
Kyokuyo Co. Ltd.	1,800	56,820
Kyorin Pharmaceutical Co. Ltd.	7,400	77,260
KYORITSU Co. Ltd.	6,800	9,568
Kyoritsu Maintenance Co. Ltd. (d)	13,200	203,492
Kyosan Electric Manufacturing Co. Ltd.	7,100	28,040
Kyowa Electronic Instruments Co. Ltd.	3,600	16,047
Kyowa Leather Cloth Co. Ltd.	3,300	19,911
Kyushu Financial Group, Inc. (d)	17,500	127,307
LA Holdings Co. Ltd.	300	16,946
Lacto Japan Co. Ltd.	1,400	31,884
LEC, Inc.	5,000	35,585
Leopalace21 Corp.	24,800	100,887
Life Corp.	6,800	109,917
LIFULL Co. Ltd.	17,000	20,670
LIKE, Inc.	2,100	20,658
Link & Motivation, Inc.	8,900	31,276
Lintec Corp.	7,500	215,772
Lion Corp.	9,500	99,169
LITALICO, Inc.	4,700	33,961
BHFTII-111

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Look Holdings, Inc. (d)	1,600	$25,356
Mabuchi Motor Co. Ltd.	29,800	299,108
Macnica Holdings, Inc.	3,300	49,614
Maeda Kosen Co. Ltd.	8,400	103,691
Maezawa Kasei Industries Co. Ltd.	2,000	27,010
Maezawa Kyuso Industries Co. Ltd.	3,600	35,915
Makino Milling Machine Co. Ltd. (a)	3,000	217,239
Management Solutions Co. Ltd.	1,800	14,538
Mandom Corp. (d)	7,000	136,060
Mani, Inc.	15,000	144,579
MarkLines Co. Ltd.	3,000	29,083
Mars Group Holdings Corp. (d)	2,200	42,111
Marubun Corp.	4,200	29,885
Marudai Food Co. Ltd.	3,800	54,791
Marufuji Sheet Piling Co. Ltd. (d)	2,500	16,215
Maruichi Steel Tube Ltd. (d)	27,900	253,417
Marusan Securities Co. Ltd. (d)	9,900	62,939
Maruyama Manufacturing Co., Inc.	1,500	21,042
Maruzen CHI Holdings Co. Ltd. (d)	11,900	25,992
Maruzen Co. Ltd.	900	22,399
Maruzen Showa Unyu Co. Ltd.	2,100	110,441
Marvelous, Inc.	9,500	27,268
Matching Service Japan Co. Ltd. (d)	1,200	7,473
Matsuda Sangyo Co. Ltd.	2,700	109,241
Matsui Construction Co. Ltd.	2,800	28,442
Matsui Securities Co. Ltd. (d)	20,100	120,685
Matsuyafoods Holdings Co. Ltd.	400	14,394
Max Co. Ltd. (d)	18,000	185,180
Maxell Ltd. (d)	7,800	103,709
Maxvalu Tokai Co. Ltd.	1,700	38,758
MCJ Co. Ltd.	13,500	196,590
MEC Co. Ltd.	3,000	125,488
Media Do Co. Ltd.	2,100	20,953
Medical System Network Co. Ltd.	7,000	23,978
Medikit Co. Ltd.	1,300	24,547
Medius Holdings Co. Ltd.	1,800	9,356
Medley, Inc. (a) (d)	1,700	20,506
Megmilk Snow Brand Co. Ltd.	7,700	157,679
Meidensha Corp.	6,500	318,342
Meiji Electric Industries Co. Ltd.	1,000	12,842
Meiji Shipping Group Co. Ltd. (d)	4,300	36,509
Meiko Electronics Co. Ltd. (d)	2,000	319,201
Meisei Industrial Co. Ltd.	6,300	69,249
MEITEC Group Holdings, Inc.	12,800	266,181
Meito Co. Ltd. (d)	2,200	41,559
Meiwa Corp. (d)	4,200	21,159
Meiwa Estate Co. Ltd. (d)	3,800	23,446
Menicon Co. Ltd. (d)	12,200	132,026
Mercari, Inc. (a) (d)	18,000	423,704
Mercuria Holdings Co. Ltd.	2,100	9,482
METAWATER Co. Ltd.	3,600	79,021
Micronics Japan Co. Ltd.	5,100	314,130
Midac Holdings Co. Ltd.	900	11,004
Mie Kotsu Group Holdings, Inc. (d)	8,600	29,895
Mikuni Corp.	7,300	17,707
Milbon Co. Ltd.	6,120	104,435
Security Description	Shares	Value
Japan — (Continued)
MIMAKI ENGINEERING Co. Ltd.	1,700	$17,137
Miraial Co. Ltd. (d)	2,900	20,372
Mirait One Corp.	15,780	362,132
Mirarth Holdings, Inc. (d)	18,300	46,227
Miroku Jyoho Service Co. Ltd.	3,700	40,706
Mitani Corp.	20,500	301,645
Mitani Sekisan Co. Ltd.	7,200	79,989
Mito Securities Co. Ltd. (d)	10,400	45,435
Mitsuba Corp. (d)	6,900	53,420
Mitsubishi Kakoki Kaisha Ltd. (d)	2,400	45,808
Mitsubishi Paper Mills Ltd. (d)	5,400	28,447
Mitsubishi Pencil Co. Ltd.	5,400	79,548
Mitsubishi Research Institute, Inc.	2,000	59,460
Mitsubishi Steel Manufacturing Co. Ltd. (d)	2,500	28,449
Mitsuboshi Belting Ltd. (d)	3,900	97,660
Mitsui DM Sugar Co. Ltd.	2,900	62,398
Mitsui High-Tec, Inc.	14,000	53,704
Mitsui Matsushima Holdings Co. Ltd. (d)	7,000	59,111
Mitsui-Soko Holdings Co. Ltd. (d)	10,900	277,634
Mitsuuroko Group Holdings Co. Ltd.	5,500	83,982
MIXI, Inc. (d)	6,400	102,968
Miyaji Engineering Group, Inc. (d)	4,500	49,243
Miyazaki Bank Ltd. (d)	12,000	138,135
Miyoshi Oil & Fat Co. Ltd.	1,600	22,800
Mizuho Leasing Co. Ltd.	24,800	219,543
Mizuho Medy Co. Ltd.	1,000	11,520
Mizuno Corp.	2,200	47,805
Mochida Pharmaceutical Co. Ltd. (d)	4,200	92,492
Monogatari Corp.	6,100	182,036
MORESCO Corp. (d)	1,600	18,691
Morinaga & Co. Ltd.	12,500	213,646
Morinaga Milk Industry Co. Ltd.	11,700	352,697
Moriroku Co. Ltd.	800	12,235
Morita Holdings Corp.	6,100	104,418
Morito Co. Ltd. (d)	3,400	40,167
Mory Industries, Inc.	4,600	27,668
MOS Food Services, Inc. (d)	1,000	26,801
MrMax Holdings Ltd.	4,100	19,282
Mugen Estate Co. Ltd.	1,700	23,592
m-up Holdings, Inc.	11,800	47,647
Murakami Corp.	1,200	50,594
Musashi Seimitsu Industry Co. Ltd. (d)	9,400	159,940
Musashino Bank Ltd.	12,900	172,802
NAC Co. Ltd. (d)	7,200	23,696
Nachi-Fujikoshi Corp.	2,700	77,811
Nafco Co. Ltd.	2,600	34,832
Nagano Keiki Co. Ltd. (d)	2,800	49,291
Nagase & Co. Ltd. (d)	55,600	412,129
Nagoya Railroad Co. Ltd. (d)	22,000	240,265
Nakabayashi Co. Ltd.	5,500	20,565
Nakamuraya Co. Ltd. (d)	1,600	33,427
Nakanishi, Inc.	13,200	227,178
Nakano Corp.	2,600	21,831
Nakayama Steel Works Ltd.	6,300	24,694
Nakayamafuku Co. Ltd.	2,000	5,825
Namura Shipbuilding Co. Ltd. (d)	8,856	244,546
BHFTII-112

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Nankai Electric Railway Co. Ltd.	9,200	$178,364
Nanto Bank Ltd.	21,500	194,809
Narasaki Sangyo Co. Ltd.	800	22,518
Natori Co. Ltd. (d)	2,600	31,466
NCD Co. Ltd./Shinagawa	1,200	20,137
NE, Inc. (a)	1,800	7,387
NEC Capital Solutions Ltd.	1,500	38,681
Neturen Co. Ltd.	4,300	34,346
New Art Holdings Co. Ltd.	1,358	12,327
New Japan Chemical Co. Ltd. (d)	9,900	12,733
Nextage Co. Ltd.	8,300	167,237
NexTone, Inc.	700	6,700
NF Holdings Corp. (d)	1,600	13,578
Nicca Chemical Co. Ltd.	1,400	14,308
Nice Corp.	2,300	30,273
Nichia Steel Works Ltd.	5,100	11,898
Nichias Corp. (d)	20,700	383,645
Nichiban Co. Ltd. (d)	2,300	27,352
Nichicon Corp. (d)	8,300	92,326
Nichiden Corp.	2,900	44,078
Nichiha Corp.	3,800	78,570
Nichimo Co. Ltd.	1,300	20,757
Nichirei Corp.	12,500	156,084
Nichireki Group Co. Ltd.	4,400	59,273
Nichirin Co. Ltd.	1,400	36,184
Nifco, Inc.	5,400	152,763
Nihon Dempa Kogyo Co. Ltd. (d)	3,300	25,125
Nihon Dengi Co. Ltd. (d)	3,200	46,198
Nihon Flush Co. Ltd. (d)	3,600	18,262
Nihon House Holdings Co. Ltd.	10,000	19,948
Nihon Kagaku Sangyo Co. Ltd.	2,300	34,883
Nihon M&A Center Holdings, Inc. (d)	53,600	216,227
Nihon Nohyaku Co. Ltd.	5,700	36,305
Nihon Parkerizing Co. Ltd.	13,400	123,611
Nihon Plast Co. Ltd.	4,500	11,874
Nihon Tokushu Toryo Co. Ltd.	2,200	30,589
Nihon Yamamura Glass Co. Ltd.	2,100	37,670
Nikkiso Co. Ltd.	8,100	129,203
Nikko Co. Ltd.	6,900	34,243
Nikkon Holdings Co. Ltd. (d)	18,100	489,845
Nippn Corp.	10,000	171,516
Nippon Air Conditioning Services Co. Ltd.	3,700	35,009
Nippon Aqua Co. Ltd.	3,000	13,414
Nippon Beet Sugar Manufacturing Co. Ltd. (d)	1,700	44,285
Nippon Carbide Industries Co., Inc.	1,400	23,667
Nippon Carbon Co. Ltd.	1,400	39,868
Nippon Chemical Industrial Co. Ltd. (d)	1,400	25,571
Nippon Chemi-Con Corp.	4,400	40,960
Nippon Coke & Engineering Co. Ltd. (a)	47,000	33,898
Nippon Concrete Industries Co. Ltd. (d)	9,100	18,263
Nippon Denko Co. Ltd.	18,565	48,913
Nippon Densetsu Kogyo Co. Ltd. (d)	6,300	192,185
Nippon Dry-Chemical Co. Ltd. (d)	4,000	63,284
Nippon Electric Glass Co. Ltd.	7,500	289,521
Nippon Felt Co. Ltd.	5,000	27,537
Nippon Filcon Co. Ltd. (d)	5,200	19,027
Security Description	Shares	Value
Japan — (Continued)
Nippon Gas Co. Ltd. (d)	18,600	$345,822
Nippon Hume Corp. (d)	11,200	77,573
Nippon Kayaku Co. Ltd.	23,700	265,696
Nippon Kodoshi Corp.	1,600	36,188
Nippon Light Metal Holdings Co. Ltd. (d)	9,200	164,639
Nippon Paper Industries Co. Ltd. (d)	18,500	149,261
Nippon Parking Development Co. Ltd.	38,400	64,794
Nippon Rietec Co. Ltd.	2,600	41,783
Nippon Seiki Co. Ltd.	7,500	110,937
Nippon Seisen Co. Ltd. (d)	3,500	28,353
Nippon Sharyo Ltd.	1,400	31,077
Nippon Sheet Glass Co. Ltd. (a)	15,100	47,390
Nippon Shinyaku Co. Ltd.	5,300	172,850
Nippon Shokubai Co. Ltd.	12,400	179,253
Nippon Signal Co. Ltd.	8,300	84,997
Nippon Soda Co. Ltd.	7,900	175,652
Nippon Thompson Co. Ltd.	7,200	40,213
Nippon Yakin Kogyo Co. Ltd. (d)	2,000	59,236
Nipro Corp. (d)	29,300	288,599
Nishikawa Rubber Co. Ltd.	2,000	44,941
Nishimatsu Construction Co. Ltd. (d)	5,000	182,551
Nishi-Nippon Financial Holdings, Inc.	13,200	315,515
Nishi-Nippon Railroad Co. Ltd.	11,000	211,020
Nishio Holdings Co. Ltd.	3,600	99,097
Nissan Shatai Co. Ltd.	12,600	75,728
Nissan Tokyo Sales Holdings Co. Ltd.	7,000	22,573
Nissei ASB Machine Co. Ltd.	1,600	76,273
Nissei Plastic Industrial Co. Ltd. (a) (b) (c)	2,600	13,955
Nissha Co. Ltd.	7,400	57,388
Nisshin Group Holdings Co. Ltd. (d)	7,100	31,958
Nisshin Oillio Group Ltd. (d)	13,200	159,428
Nisshinbo Holdings, Inc.	25,320	234,715
Nisso Holdings Co. Ltd.	1,400	5,421
Nissui Corp.	50,900	434,340
Nitta Corp.	3,700	104,175
Nitta Gelatin, Inc. (d)	3,200	24,685
Nittetsu Mining Co. Ltd. (d)	9,000	145,802
Nitto Fuji Flour Milling Co. Ltd.	3,200	36,638
Nitto Kogyo Corp. (d)	4,800	130,129
Nitto Kohki Co. Ltd.	2,300	23,836
Nitto Seiko Co. Ltd. (d)	6,000	29,172
Nittoc Construction Co. Ltd.	4,450	35,080
Noevir Holdings Co. Ltd.	3,200	91,392
Nojima Corp. (d)	33,500	230,609
NOK Corp.	900	16,225
Noritake Co. Ltd.	6,200	123,582
Noritsu Koki Co. Ltd.	9,400	120,844
Noritz Corp.	5,500	79,945
North Pacific Bank Ltd.	45,000	274,589
NPR-RIKEN Corp.	4,264	102,699
NS Tool Co. Ltd. (d)	4,800	25,042
NS United Kaiun Kaisha Ltd.	1,700	79,267
NSD Co. Ltd.	12,440	215,971
NSK Ltd.	23,400	164,880
NSW, Inc.	1,900	29,501
NTN Corp. (d)	79,300	163,520
BHFTII-113

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Oat Agrio Co. Ltd.	400	$7,255
Obara Group, Inc. (d)	1,900	63,152
Oenon Holdings, Inc.	6,300	17,258
Ogaki Kyoritsu Bank Ltd.	5,900	232,587
Ohara, Inc.	1,600	10,889
Ohashi Technica, Inc.	4,500	31,624
Ohba Co. Ltd. (d)	3,200	24,242
Ohsho Food Service Corp. (d)	6,600	128,898
OIE Sangyo Co. Ltd.	800	12,729
Oiles Corp.	4,400	66,735
Oita Bank Ltd. (d)	12,000	146,149
Okabe Co. Ltd.	6,800	40,727
Okada Aiyon Corp. (d)	1,900	26,436
Okamoto Industries, Inc.	1,800	68,436
Okamoto Machine Tool Works Ltd.	1,000	24,367
Okamura Corp.	11,100	174,531
Okasan Securities Group, Inc. (d)	24,600	129,816
Oki Electric Industry Co. Ltd.	15,200	257,146
Okinawa Cellular Telephone Co.	7,600	165,849
Okinawa Electric Power Co., Inc. (d)	8,627	57,805
Okinawa Financial Group, Inc. (d)	3,260	109,984
OKUMA Corp.	8,200	186,264
Okumura Corp. (d)	5,500	222,543
Okura Industrial Co. Ltd.	1,600	47,656
Okuwa Co. Ltd. (d)	4,400	22,923
Onoken Co. Ltd.	4,300	37,871
Onward Holdings Co. Ltd.	20,100	90,320
Open Up Group, Inc.	4,700	53,245
Optex Group Co. Ltd.	6,800	114,976
Optim Corp. (a) (d)	4,200	11,139
Orient Corp.	11,670	71,525
Oriental Shiraishi Corp.	22,700	53,799
Oro Co. Ltd.	1,400	16,694
Osaka Organic Chemical Industry Ltd.	2,900	65,577
Osaka Steel Co. Ltd. (a) (d)	2,500	43,442
OSAKA Titanium Technologies Co. Ltd. (d)	3,200	51,649
Osaki Electric Co. Ltd.	4,900	53,037
OSG Corp. (d)	12,300	199,812
OUG Holdings, Inc.	700	17,902
Oyo Corp.	2,500	45,583
Ozu Corp.	600	7,046
Pacific Industrial Co. Ltd. (a)	8,900	169,117
Pacific Metals Co. Ltd. (d)	3,900	66,265
Pack Corp.	7,300	61,328
PAL GROUP Holdings Co. Ltd. (d)	9,600	88,298
PALTAC Corp.	3,300	100,526
Paraca, Inc.	300	3,915
Park24 Co. Ltd.	23,400	281,205
Pasona Group, Inc.	2,800	33,045
Pegasus Co. Ltd.	5,400	25,815
Penta-Ocean Construction Co. Ltd.	25,100	266,860
People Dreams & Technologies Group Co. Ltd.	1,400	13,303
PIA Corp. (d)	500	10,557
Pickles Holdings Co. Ltd.	2,600	19,437
Pigeon Corp. (d)	22,500	232,664
PILLAR Corp. (d)	2,900	133,837
Security Description	Shares	Value
Japan — (Continued)
Pilot Corp.	5,300	$157,920
Piolax, Inc.	4,000	40,258
Plus Alpha Consulting Co. Ltd.	2,000	25,831
Pole To Win Holdings, Inc. (d)	7,900	14,623
PR Times Corp.	700	9,046
Premium Group Co. Ltd.	6,700	71,475
Premium Water Holdings, Inc.	500	11,905
Press Kogyo Co. Ltd.	12,500	65,490
Prestige International, Inc.	17,100	73,062
Prima Meat Packers Ltd.	4,600	79,410
Procrea Holdings, Inc. (d)	4,521	89,909
Pronexus, Inc. (d)	3,500	25,179
Pro-Ship, Inc. (d)	3,000	26,349
PS Construction Co. Ltd.	2,700	46,957
Punch Industry Co. Ltd.	2,700	8,076
QB Net Holdings Co. Ltd.	1,400	11,916
Qol Holdings Co. Ltd.	3,900	46,048
Quick Co. Ltd.	9,300	49,646
Raccoon Holdings, Inc.	4,100	17,008
Raito Kogyo Co. Ltd.	6,700	163,540
Raiznext Corp.	3,700	53,505
Rakus Co. Ltd.	9,600	45,520
Rasa Industries Ltd.	5,500	59,459
Relo Group, Inc.	11,500	137,687
Rengo Co. Ltd. (d)	34,600	280,374
RENOVA, Inc. (a)	5,100	27,642
Resorttrust, Inc. (d)	29,000	318,916
Restar Corp.	3,800	63,749
Retail Partners Co. Ltd.	4,300	34,237
Rheon Automatic Machinery Co. Ltd.	3,700	34,153
Rhythm Co. Ltd. (d)	1,300	28,850
Ricoh Leasing Co. Ltd. (d)	2,700	99,809
Ride On Express Holdings Co. Ltd. (d)	1,700	10,684
Riken Keiki Co. Ltd.	6,400	121,095
Riken Technos Corp.	6,700	71,268
Riken Vitamin Co. Ltd. (d)	3,800	69,512
Ringer Hut Co. Ltd.	600	8,625
Rion Co. Ltd.	1,600	27,855
Riso Kyoiku Group Corp.	12,870	15,708
Rokko Butter Co. Ltd.	3,600	26,405
Roland Corp.	2,800	68,555
Round One Corp.	22,400	116,415
Ryobi Ltd.	4,000	61,874
RYODEN Corp. (d)	2,700	56,784
Ryoyo Ryosan Holdings, Inc.	2,220	42,811
S Foods, Inc.	3,600	68,672
S&B Foods, Inc.	3,000	89,472
Sac's Bar Holdings, Inc. (d)	5,250	25,910
Sagami Rubber Industries Co. Ltd.	1,800	7,309
Saibu Gas Holdings Co. Ltd.	5,400	87,279
Saizeriya Co. Ltd.	2,400	97,188
Sakai Chemical Industry Co. Ltd.	3,000	66,501
Sakai Heavy Industries Ltd.	1,200	15,569
Sakai Moving Service Co. Ltd.	4,900	84,821
Sakata INX Corp.	8,400	121,664
Sala Corp.	9,700	63,428
BHFTII-114

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
San Holdings, Inc.	3,500	$29,814
San ju San Financial Group, Inc. (d)	14,280	133,871
San-A Co. Ltd.	7,800	150,399
San-Ai Obbli Co. Ltd. (d)	10,200	155,561
Sangetsu Corp. (d)	9,200	179,986
San-In Godo Bank Ltd. (d)	24,300	270,075
Sanken Electric Co. Ltd. (a) (d)	3,400	156,528
Sanki Engineering Co. Ltd. (d)	6,800	294,692
Sanko Metal Industrial Co. Ltd.	2,500	20,880
Sankyo Frontier Co. Ltd.	2,000	27,324
Sankyo Seiko Co. Ltd.	6,900	38,202
Sankyo Tateyama, Inc.	6,500	28,281
Sankyu, Inc.	4,800	267,140
Sanoh Industrial Co. Ltd. (d)	6,300	27,129
Sansei Technologies, Inc.	800	10,985
Sansha Electric Manufacturing Co. Ltd.	2,700	16,183
Sanshin Electronics Co. Ltd. (d)	2,400	41,817
Sanyo Chemical Industries Ltd.	1,900	60,343
Sanyo Denki Co. Ltd. (d)	5,100	145,160
Sanyo Electric Railway Co. Ltd. (d)	3,200	40,769
Sanyo Industries Ltd.	1,300	37,052
Sanyo Shokai Ltd.	1,500	37,088
Sanyo Trading Co. Ltd. (d)	4,000	40,055
Sata Construction Co. Ltd.	2,600	17,839
Sato Corp.	5,300	75,470
Sato Shoji Corp.	2,000	30,204
Satori Electric Co. Ltd. (a) (b) (c)	2,100	24,302
Sawai Group Holdings Co. Ltd. (d)	18,300	257,952
SAXA, Inc.	2,100	28,112
SBI ARUHI Corp. (d)	2,000	10,520
SBI Insurance Group Co. Ltd.	1,400	17,684
SBS Holdings, Inc.	3,200	86,217
Scroll Corp.	6,400	54,269
SEC Carbon Ltd.	1,000	16,919
Seed Co. Ltd. (d)	1,700	6,489
Seika Corp.	3,900	64,501
Seikagaku Corp.	7,400	34,412
Seikitokyu Kogyo Co. Ltd.	2,100	20,036
Seiko Group Corp.	11,000	392,330
Seiren Co. Ltd.	8,900	174,864
Sekisui Jushi Corp.	4,500	61,013
Sekisui Kasei Co. Ltd.	8,100	22,742
SEMITEC Corp.	1,600	23,045
Senko Group Holdings Co. Ltd.	23,700	273,248
Senshu Electric Co. Ltd.	2,600	97,991
Senshu Ikeda Holdings, Inc.	38,300	211,790
Senshukai Co. Ltd. (a) (d)	11,000	9,589
SERAKU Co. Ltd.	700	6,276
Seria Co. Ltd.	8,100	193,753
Seven Bank Ltd. (d)	65,300	111,183
Shibaura Machine Co. Ltd.	4,000	97,154
Shibaura Mechatronics Corp.	12,000	314,613
Shibusawa Logistics Corp.	5,100	43,046
Shibuya Corp.	3,100	66,417
SHIFT, Inc. (a)	19,500	79,384
Shiga Bank Ltd. (d)	29,000	348,137
Security Description	Shares	Value
Japan — (Continued)
Shikibo Ltd. (d)	1,900	$12,892
Shikoku Bank Ltd.	5,900	85,157
Shikoku Electric Power Co., Inc.	29,100	323,693
Shikoku Kasei Holdings Corp.	5,500	152,560
Shima Seiki Manufacturing Ltd.	3,600	20,759
Shimadaya Corp.	1,500	17,244
Shimizu Bank Ltd.	1,900	30,033
Shimojima Co. Ltd. (d)	2,900	25,846
Shin Nippon Air Technologies Co. Ltd.	3,300	69,468
Shinagawa Refra Co. Ltd.	5,100	66,359
Shindengen Electric Manufacturing Co. Ltd. (d)	1,400	27,021
Shin-Etsu Polymer Co. Ltd.	7,700	94,645
Shinki Bus Co. Ltd.	1,800	22,077
Shinko Shoji Co. Ltd.	5,100	40,713
Shinmaywa Industries Ltd. (d)	9,700	144,391
Shinnihon Corp.	4,300	53,251
Shinnihonseiyaku Co. Ltd.	1,100	14,355
Shinsho Corp.	2,700	39,597
Shinwa Co. Ltd.	4,400	57,145
Ship Healthcare Holdings, Inc. (d)	13,600	207,945
Shizuoka Gas Co. Ltd.	7,400	70,854
SHO-BOND Holdings Co. Ltd.	1,600	14,267
Shoei Co. Ltd. (d)	9,000	94,444
Shoei Foods Corp.	400	10,815
Showa Sangyo Co. Ltd.	4,000	82,530
SIGMAXYZ Holdings, Inc.	12,900	51,375
Siix Corp. (d)	6,200	46,508
Simplex Holdings, Inc.	2,800	14,354
Sinanen Holdings Co. Ltd. (d)	1,200	59,509
Sinfonia Technology Co. Ltd. (d)	3,900	267,843
Sinko Industries Ltd.	8,300	63,472
Sintokogio Ltd.	6,200	36,076
SK-Electronics Co. Ltd.	1,800	35,112
Smaregi, Inc. (d)	1,200	16,651
SMK Corp.	1,100	20,563
SMS Co. Ltd. (d)	8,200	86,156
Socionext, Inc. (d)	4,600	55,899
Soda Nikka Co. Ltd. (d)	4,500	30,025
Sodick Co. Ltd.	9,000	70,400
Softcreate Holdings Corp.	3,000	36,254
Software Service, Inc.	700	50,968
Soken Chemical & Engineering Co. Ltd.	1,400	29,415
Solasto Corp.	12,800	91,379
Soliton Systems KK	2,500	26,556
Solxyz Co. Ltd.	1,400	3,915
Sotetsu Holdings, Inc. (d)	12,100	224,134
Sotoh Co. Ltd.	3,100	14,453
Space Co. Ltd.	3,860	36,845
Sparx Group Co. Ltd. (d)	3,740	44,873
SPK Corp.	3,800	30,557
Sprix, Inc.	1,300	10,291
SRA Holdings	2,000	58,720
SRE Holdings Corp.	1,900	34,975
ST Corp.	3,100	28,824
St. Marc Holdings Co. Ltd.	2,300	43,228
Star Mica Holdings Co. Ltd.	3,000	29,996
BHFTII-115

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Starts Corp., Inc.	6,100	$184,309
Starzen Co. Ltd.	9,500	76,227
Stella Chemifa Corp.	2,000	62,645
Step Co. Ltd. (d)	2,500	38,251
Strike Co. Ltd.	3,900	33,895
Studio Alice Co. Ltd.	2,000	24,855
Subaru Enterprise Co. Ltd.	500	11,481
Sugimoto & Co. Ltd.	2,900	23,248
SUMCO Corp. (d)	16,000	174,544
Sumida Corp.	6,000	41,851
Suminoe Co. Ltd.	2,800	24,152
Sumitomo Heavy Industries Ltd.	800	24,431
Sumitomo Osaka Cement Co. Ltd.	5,500	133,556
Sumitomo Rubber Industries Ltd.	2,700	34,905
Sumitomo Seika Chemicals Co. Ltd.	7,000	53,140
Sumitomo Warehouse Co. Ltd. (d)	8,700	223,127
Sun Frontier Fudousan Co. Ltd. (d)	6,100	102,365
Suncall Corp. (d)	6,500	58,748
Sun-Wa Technos Corp. (d)	2,200	43,704
Suruga Bank Ltd. (d)	21,900	283,281
Suzuken Co. Ltd.	1,200	45,237
Suzuki Co. Ltd.	1,700	29,306
SWCC Corp.	5,200	416,393
System Research Co. Ltd. (d)	2,400	25,795
Systems Engineering Consultants Co. Ltd. (d)	1,200	22,527
Systena Corp.	51,800	136,672
Syuppin Co. Ltd. (d)	4,400	30,881
T Hasegawa Co. Ltd.	4,500	80,734
T RAD Co. Ltd.	700	34,897
Tachibana Eletech Co. Ltd.	2,940	54,105
Tachikawa Corp.	2,100	33,459
Tachi-S Co. Ltd.	6,200	79,898
Tadano Ltd.	15,500	131,610
Taihei Dengyo Kaisha Ltd. (d)	7,200	134,261
Taiheiyo Kouhatsu, Inc. (d)	2,100	15,268
Taiho Kogyo Co. Ltd.	4,200	27,632
Taikisha Ltd.	8,100	171,203
Taiko Bank Ltd.	1,600	23,636
Taisei Lamick Group Head Quarter & Innovation Co. Ltd. (d)	2,200	34,893
Taiyo Holdings Co. Ltd. (d)	17,400	556,707
Taiyo Yuden Co. Ltd. (d)	12,200	297,690
Takamatsu Construction Group Co. Ltd.	2,900	66,410
Takamiya Co. Ltd.	5,200	13,243
Takano Co. Ltd. (d)	4,600	30,833
Takaoka Toko Co. Ltd.	1,765	54,518
Takara & Co. Ltd.	1,300	31,429
Takara Bio, Inc.	11,100	80,461
Takara Holdings, Inc.	26,600	260,162
Takara Standard Co. Ltd. (d)	7,100	123,935
Takasago International Corp.	11,300	86,147
Takashima & Co. Ltd. (d)	5,400	27,880
Takashimaya Co. Ltd.	7,400	88,529
Takemoto Yohki Co. Ltd.	1,200	6,731
Takeuchi Manufacturing Co. Ltd. (d)	6,400	254,848
Tama Home Co. Ltd. (d)	3,200	80,949
Tamron Co. Ltd.	25,500	162,215
Security Description	Shares	Value
Japan — (Continued)
Tamura Corp.	11,000	$42,999
Tanseisha Co. Ltd.	7,250	67,782
Tayca Corp.	2,300	24,992
Tazmo Co. Ltd. (d)	2,500	34,277
Tbk Co. Ltd.	8,000	18,063
TDC Soft, Inc. (d)	6,000	35,055
TechMatrix Corp.	7,800	88,625
Techno Medica Co. Ltd.	2,400	35,944
Techno Ryowa Ltd. (d)	1,700	64,209
Teijin Ltd. (d)	30,200	315,282
Teikoku Electric Manufacturing Co. Ltd.	2,900	51,757
Teikoku Sen-I Co. Ltd.	3,600	66,177
Teikoku Tsushin Kogyo Co. Ltd.	1,700	29,295
Tekken Corp.	1,800	53,038
Temairazu, Inc.	700	11,630
Tess Holdings Co. Ltd.	2,600	9,495
Tigers Polymer Corp.	2,200	13,969
TKC Corp.	5,400	126,487
Toa Corp.	4,500	50,395
Toa Corp. (d)	11,200	221,640
TOA ROAD Corp. (d)	1,300	14,150
Toagosei Co. Ltd.	14,700	159,942
TOBISHIMA HOLDINGS, Inc.	3,660	48,735
TOC Co. Ltd.	5,900	30,440
Tocalo Co. Ltd.	10,400	170,018
Tochigi Bank Ltd. (d)	16,600	93,927
Toda Corp. (d)	36,000	336,105
Toda Kogyo Corp. (a)	600	5,130
Toei Co. Ltd. (d)	700	26,215
Toell Co. Ltd. (d)	3,100	17,219
Toenec Corp.	7,700	98,626
Toho Bank Ltd. (d)	31,900	132,912
Toho Co. Ltd. (d)	5,100	43,547
Toho Gas Co. Ltd. (d)	2,400	19,354
Toho Holdings Co. Ltd. (d)	2,300	69,487
Toho Titanium Co. Ltd. (d)	6,500	98,815
Toho Zinc Co. Ltd. (a) (d)	3,400	26,272
Tohoku Bank Ltd. (d)	2,400	21,814
Tohokushinsha Film Corp. (d)	11,800	45,797
Tokai Carbon Co. Ltd.	34,900	217,026
Tokai Corp.	3,400	53,207
TOKAI Holdings Corp.	19,700	145,052
Tokai Rika Co. Ltd.	10,200	193,453
Tokai Tokyo Financial Holdings, Inc.	40,100	182,889
Token Corp.	860	73,190
Tokushu Tokai Paper Co. Ltd. (d)	6,000	61,000
Tokuyama Corp. (d)	12,400	298,109
Tokyo Base Co. Ltd. (d)	4,100	11,081
Tokyo Electron Device Ltd. (d)	3,900	75,526
Tokyo Energy & Systems, Inc.	3,200	36,077
Tokyo Kiraboshi Financial Group, Inc.	3,724	264,771
Tokyo Rope Manufacturing Co. Ltd.	2,800	33,500
Tokyo Sangyo Co. Ltd.	2,900	16,470
Tokyo Seimitsu Co. Ltd. (d)	4,500	394,224
Tokyo Steel Manufacturing Co. Ltd. (d)	10,800	111,187
Tokyo Tekko Co. Ltd. (d)	4,800	60,584
BHFTII-116

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Tokyo Theatres Co., Inc. (d)	2,900	$30,041
Tokyotokeiba Co. Ltd.	2,800	101,039
Tokyu Construction Co. Ltd. (d)	14,900	134,888
Toli Corp.	9,300	39,072
Tomato Bank Ltd.	3,000	29,641
Tomoe Corp. (d)	3,100	39,333
Tomoe Engineering Co. Ltd.	2,800	32,510
Tomoku Co. Ltd.	1,900	40,951
TOMONY Holdings, Inc. (d)	28,700	150,390
Tomy Co. Ltd. (d)	12,000	198,473
Topre Corp.	5,900	89,253
Topy Industries Ltd.	2,000	37,390
Torex Semiconductor Ltd.	500	5,015
Toridoll Holdings Corp. (d)	6,500	178,386
Torigoe Co. Ltd.	2,800	19,593
Torishima Pump Manufacturing Co. Ltd.	2,400	46,428
Tosei Corp.	11,400	113,784
Toshiba TEC Corp.	6,000	103,048
Totech Corp.	2,100	49,143
Totetsu Kogyo Co. Ltd. (d)	4,300	147,240
Tottori Bank Ltd. (d)	2,800	28,998
Towa Bank Ltd.	6,800	43,447
Towa Pharmaceutical Co. Ltd. (d)	5,000	127,701
Toyo Corp.	500	5,365
Toyo Denki Seizo KK	1,500	22,342
Toyo Gosei Co. Ltd. (d)	800	52,132
Toyo Innovex Co. Ltd. (a) (b) (c)	6,000	24,097
Toyo Kanetsu KK	2,500	43,670
Toyo Tanso Co. Ltd. (d)	2,800	92,101
Toyo Wharf & Warehouse Co. Ltd.	2,500	30,218
Toyobo Co. Ltd. (d)	15,800	133,920
Toyoda Gosei Co. Ltd.	2,400	62,475
Toyota Boshoku Corp.	4,300	66,887
TPR Co. Ltd.	8,200	64,289
Traders Holdings Co. Ltd.	2,800	18,120
Transaction Co. Ltd.	2,800	20,462
Transcosmos, Inc.	4,200	103,390
TRE Holdings Corp.	5,600	56,018
Treasure Factory Co. Ltd. (d)	1,800	19,246
Trusco Nakayama Corp.	8,500	123,087
TS Tech Co. Ltd. (d)	13,600	153,179
TSI Holdings Co. Ltd.	7,005	47,198
Tsubaki Nakashima Co. Ltd. (a) (d)	10,100	18,708
Tsubakimoto Chain Co.	13,400	198,190
Tsubakimoto Kogyo Co. Ltd. (d)	2,200	38,163
Tsuburaya Fields Holdings, Inc.	3,600	32,399
Tsugami Corp. (d)	7,400	154,527
Tsukishima Holdings Co. Ltd. (d)	4,400	75,970
Tsukuba Bank Ltd.	11,300	41,680
Tsumura & Co.	9,300	220,896
Tsurumi Manufacturing Co. Ltd.	6,400	84,389
Tsutsumi Jewelry Co. Ltd.	700	13,056
TV Asahi Holdings Corp.	4,200	91,737
Tv Tokyo Holdings Corp.	900	23,416
TYK Corp. (d)	6,000	21,042
UACJ Corp.	26,340	391,716
Security Description	Shares	Value
Japan — (Continued)
UBE Corp. (d)	16,000	$251,225
Ubicom Holdings, Inc.	500	2,953
Uchida Yoko Co. Ltd.	7,500	94,440
Ueki Corp.	1,600	28,799
ULS Group, Inc.	6,000	18,964
Ulvac, Inc.	500	26,771
Umios Corp. (d)	21,600	199,651
U-Next Holdings Co. Ltd.	8,100	84,648
Unipres Corp. (d)	6,400	53,633
UNISOL Holdings Corp.	993	13,730
United Arrows Ltd.	3,100	47,594
United Super Markets Holdings, Inc.	13,068	74,089
UNITED, Inc. (d)	6,000	19,060
Universal Entertainment Corp. (a)	2,200	9,334
Urbanet Corp. Co. Ltd.	4,500	15,176
Ushio, Inc. (d)	12,100	221,751
UT Group Co. Ltd. (d)	73,500	91,218
V Technology Co. Ltd.	1,800	48,728
Valor Holdings Co. Ltd.	6,600	153,047
Valqua Ltd. (d)	3,200	94,395
Value HR Co. Ltd. (d)	2,000	17,967
ValueCommerce Co. Ltd.	4,300	11,603
Vector, Inc.	5,600	44,089
Vertex Corp.	6,000	75,320
Vision, Inc.	4,000	28,917
Visional, Inc. (a) (d)	1,900	84,958
Vital KSK Holdings, Inc.	6,600	61,391
VT Holdings Co. Ltd.	14,700	45,567
Wacoal Holdings Corp. (d)	2,500	62,816
Wacom Co. Ltd.	1,800	8,662
Wakachiku Construction Co. Ltd. (d)	1,100	29,036
Wakita & Co. Ltd. (d)	5,300	63,574
Warabeya Nichiyo Holdings Co. Ltd. (d)	2,100	39,840
Waseda Academy Co. Ltd. (d)	1,400	18,059
Watahan & Co. Ltd. (d)	3,200	29,099
Watts Co. Ltd.	1,900	7,281
WDB Holdings Co. Ltd. (d)	2,700	26,182
Weathernews, Inc.	5,000	59,553
Wellneo Sugar Co. Ltd.	2,400	43,387
Wellnet Corp.	4,400	18,023
West Holdings Corp. (d)	4,729	53,190
Will Group, Inc. (d)	4,200	31,067
WingArc1st, Inc.	1,800	29,701
Wood One Co. Ltd.	2,600	15,845
World Co. Ltd.	10,000	93,884
World Holdings Co. Ltd.	1,400	22,376
Wowow, Inc.	2,200	17,334
Xebio Holdings Co. Ltd.	5,600	35,311
Yahagi Construction Co. Ltd.	4,000	53,381
YAKUODO Holdings Co. Ltd.	2,900	34,194
YAMABIKO Corp.	5,100	114,619
YAMADA Consulting Group Co. Ltd. (d)	2,100	21,902
Yamagata Bank Ltd.	4,900	75,505
Yamaguchi Financial Group, Inc.	13,700	211,737
Yamaichi Electronics Co. Ltd.	3,700	182,152
Yamanashi Chuo Bank Ltd.	4,400	147,712
BHFTII-117

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Yamatane Corp. (d)	3,400	$46,865
Yamato Corp.	2,600	36,387
Yamaura Corp. (d)	2,800	27,129
Yamaya Corp.	1,150	16,093
Yamazawa Co. Ltd.	1,000	7,264
Yamazen Corp.	8,400	76,253
Yashima Denki Co. Ltd. (d)	3,800	70,602
Yasuda Logistics Corp. (d)	3,200	49,016
Yellow Hat Ltd.	12,000	118,097
Yodoko Ltd.	19,000	168,304
Yokogawa Bridge Holdings Corp. (d)	6,300	118,898
Yokorei Co. Ltd. (d)	8,700	84,959
Yokowo Co. Ltd. (d)	3,200	61,518
Yondenko Corp.	4,800	56,607
Yondoshi Holdings, Inc. (d)	2,800	31,966
Yonex Co. Ltd.	9,500	178,500
Yorozu Corp. (d)	5,000	28,725
Yoshinoya Holdings Co. Ltd. (d)	12,100	251,795
Yotai Refractories Co. Ltd.	200	2,299
Yuasa Funashoku Co. Ltd. (d)	5,200	52,615
Yuasa Trading Co. Ltd.	3,000	112,720
Yuken Kogyo Co. Ltd.	1,300	24,971
Yukiguni Factory Co. Ltd.	2,100	14,263
Yurtec Corp.	6,800	111,785
Yushin Co.	2,900	12,186
Yushiro, Inc.	1,600	30,874
Yutaka Giken Co. Ltd.	600	11,356
Zacros Corp.	10,300	85,257
Zaoh Co. Ltd.	800	13,644
Zenkoku Hosho Co. Ltd. (d)	9,300	185,517
Zenrin Co. Ltd.	7,150	45,024
Zeon Corp.	14,000	157,420
ZERIA Pharmaceutical Co. Ltd.	2,800	39,010
ZIGExN Co. Ltd. (d)	8,400	21,777
Zojirushi Corp.	900	9,532
Zuiko Corp. (d)	4,000	21,891
		102,318,383
Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	2,113	262,895
VP Bank AG - Class A	722	77,988
		340,883
Luxembourg — 0.3%
Aperam SA	9,154	368,031
Eurofins Scientific SE	4,988	364,782
RTL Group SA (d)	3,665	154,251
SES SA	78,345	558,675
		1,445,739
Macau — 0.0%
MECOM Power & Construction Ltd. (a)	43,500	906
SJM Holdings Ltd. (a) (d)	384,249	102,704
Wynn Macau Ltd.	68,800	48,138
		151,748
Security Description	Shares	Value
Malaysia — 0.0%
Frencken Group Ltd.	57,600	$93,452
Mongolia — 0.0%
Mongolian Mining Corp. (a) (d)	63,000	84,115
Netherlands — 1.8%
Aalberts NV	5,427	188,723
Acomo NV	2,850	88,263
Akzo Nobel NV (d)	12,389	710,945
Alfen NV (a) (d)	2,166	23,223
AMG Critical Materials NV	1,922	77,723
Arcadis NV (d)	6,197	199,478
Argo Properties NV (a)	626	25,702
Basic-Fit NV (a)	8,733	300,750
Brunel International NV (d)	4,749	36,501
Corbion NV	11,712	256,439
CTP NV	13,687	230,341
Flow Traders Ltd. (a)	7,758	246,307
ForFarmers NV	8,050	58,849
Fugro NV	5,306	65,952
IMCD NV (d)	4,051	422,799
Kendrion NV	3,408	67,287
Koninklijke BAM Groep NV	66,813	674,909
Koninklijke Heijmans NV	6,281	568,909
Koninklijke Vopak NV	13,007	701,831
Magnum Ice Cream Co. NV (a) (d)	17,059	251,781
Nedap NV	1,044	96,212
Pharming Group NV (a)	76,183	126,453
PostNL NV	42,125	53,161
Randstad NV (d)	14,799	388,799
SBM Offshore NV	28,553	1,135,597
SIF Holding NV (a) (d)	1,469	10,867
Sligro Food Group NV	4,674	73,619
TKH Group NV (d)	8,207	352,109
TomTom NV (a)	7,804	39,607
Van Lanschot Kempen NV	6,165	408,783
		7,881,919
New Zealand — 0.3%
Air New Zealand Ltd.	216,039	54,182
Briscoe Group Ltd.	13,123	35,153
Channel Infrastructure NZ Ltd.	44,779	74,527
Delegat Group Ltd.	6,671	14,693
Eroad Ltd. (a)	7,847	4,010
Fletcher Building Ltd. (a)	6,120	10,429
Freightways Group Ltd.	26,416	182,530
Genesis Energy Ltd.	27,450	34,509
Gentrack Group Ltd. (a)	7,810	29,884
Hallenstein Glasson Holdings Ltd.	13,182	75,727
Heartland Group Holdings Ltd.	137,070	95,064
Investore Property Ltd. (REIT)	50,353	30,269
KMD Brands Ltd. (a) (b) (c)	106,864	11,988
NZME Ltd.	71,247	43,432
NZX Ltd.	75,475	57,388
Oceania Healthcare Ltd. (a)	113,418	45,678
Pacific Edge Ltd. (a)	89,677	8,942
BHFTII-118

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
New Zealand — (Continued)
PGG Wrightson Ltd.	5,854	$7,185
Ryman Healthcare Ltd. (a)	29,640	36,197
Sanford Ltd.	17,782	72,162
Scales Corp. Ltd.	25,709	88,027
Serko Ltd. (a)	5,880	5,621
Skellerup Holdings Ltd.	34,311	102,726
SKY Network Television Ltd.	26,052	46,759
SKYCITY Entertainment Group Ltd. (a)	97,557	39,376
Steel & Tube Holdings Ltd. (a)	51,732	12,501
Summerset Group Holdings Ltd.	22,306	114,001
Tourism Holdings Ltd.	29,422	37,339
TOWER Ltd.	48,467	51,732
Turners Automotive Group Ltd.	10,001	50,665
Warehouse Group Ltd. (a)	26,369	9,978
		1,482,674
Norway — 0.6%
2020 Bulkers Ltd.	3,023	42,865
ABG Sundal Collier Holding ASA	101,806	84,481
Akastor ASA	30,992	48,660
Aker BioMarine ASA (a)	1,110	12,141
ArcticZymes Technologies ASA (a)	4,578	9,317
Axactor ASA (a)	50,628	34,786
B2 Impact ASA	41,724	100,935
Bluenord ASA	1,843	105,804
Bonheur ASA	3,198	79,276
Bouvet ASA	11,240	58,938
BW Offshore Ltd.	19,722	105,516
Cloudberry Clean Energy ASA (a)	5,774	7,891
DNO ASA	94,590	211,984
Elkem ASA	15,271	45,250
Elmera Group ASA	17,814	64,517
Elopak ASA	11,854	44,530
Europris ASA	32,490	306,953
FLEX LNG Ltd. (a) (d)	948	28,165
Grieg Seafood ASA (a)	10,403	82,344
Hexagon Purus ASA (a)	12,472	1,354
Kid ASA	4,880	63,519
Kitron ASA	28,832	280,928
Klaveness Combination Carriers ASA	2,039	19,906
LINK Mobility Group Holding ASA (a)	18,904	43,757
Medistim ASA	1,762	38,582
MPC Container Ships ASA	52,837	124,838
Multiconsult ASA	1,528	25,994
Nekkar ASA (a)	8,927	12,285
Norbit ASA	4,655	91,987
Nordic Mining ASA (a)	5,057	6,171
Norwegian Air Shuttle ASA	68,212	100,500
Odfjell SE - A Shares	1,949	23,838
OKEA ASA (a)	884	3,771
Pareto Bank ASA	4,052	35,812
Pexip Holding ASA	4,814	30,553
PhotoCure ASA (a)	2,065	12,664
Rana Gruber ASA	1,733	14,068
SATS ASA	10,406	46,011
Sea1 offshore, Inc. (a)	3,692	13,454
Security Description	Shares	Value
Norway — (Continued)
Selvaag Bolig ASA	7,524	$25,637
Solstad Maritime ASA	16,056	47,685
Sparebanken More	2,450	29,733
Zaptec ASA (a)	7,253	21,635
		2,589,035
Peru — 0.2%
Hochschild Mining PLC	87,476	710,914
Philippines — 0.0%
Del Monte Pacific Ltd. (a)	77,636	5,051
Poland — 0.0%
InPost SA (a)	5,199	91,270
Portugal — 0.2%
Altri SGPS SA (d)	5,181	29,592
CTT-Correios de Portugal SA	14,040	99,332
Ibersol SGPS SA	1,360	17,104
Mota-Engil SGPS SA (d)	13,936	72,808
Navigator Co. SA (d)	12,772	50,049
NOS SGPS SA	32,767	207,713
REN - Redes Energeticas Nacionais SGPS SA	57,601	250,073
Semapa-Sociedade de Investimento e Gestao	805	20,897
Sonae SGPS SA	120,553	267,647
		1,015,215
Singapore — 1.3%
Abterra Ltd. (a) (b) (c)	51,720	0
AEM Holdings Ltd. (a)	47,167	156,461
Aztech Global Ltd.	28,600	17,914
Banyan Tree Holdings Ltd.	58,200	26,607
Bonvests Holdings Ltd.	18,000	13,020
Boustead Singapore Ltd.	54,899	79,892
Bukit Sembawang Estates Ltd.	30,800	109,768
Capitaland India Trust	183,572	145,657
Centurion Corp. Ltd.	34,500	39,894
China Aviation Oil Singapore Corp. Ltd.	55,000	88,544
China Sunsine Chemical Holdings Ltd.	70,000	34,512
Chuan Hup Holdings Ltd.	125,000	22,415
City Developments Ltd.	18,300	117,917
ComfortDelGro Corp. Ltd.	398,200	449,249
COSCO Shipping International Singapore Co. Ltd. (a)	214,300	19,167
CSE Global Ltd.	90,182	84,764
Delfi Ltd.	65,900	48,753
Ezion Holdings Ltd. (a) (b) (c)	753,729	0
Ezra Holdings Ltd. (a) (b) (c)	1,000,703	0
Far East Orchard Ltd.	64,720	58,773
Food Empire Holdings Ltd.	41,000	97,287
Fraser & Neave Ltd.	36,400	40,735
Fu Yu Corp. Ltd. (a)	98,800	6,636
Geo Energy Resources Ltd.	155,000	61,968
GuocoLand Ltd.	42,000	77,402
Haw Par Corp. Ltd.	18,900	250,441
Hiap Hoe Ltd.	58,000	29,539
Ho Bee Land Ltd.	31,100	51,253
BHFTII-119

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
Hong Fok Corp. Ltd.	57,540	$39,334
Hong Leong Asia Ltd.	35,700	78,927
Hong Leong Finance Ltd.	43,900	87,500
Hotel Grand Central Ltd.	26,435	14,873
Hour Glass Ltd.	44,300	79,264
HRnetgroup Ltd.	67,700	39,286
Hyflux Ltd. (a) (b) (c)	179,500	0
iFAST Corp. Ltd.	8,600	60,558
IGG, Inc.	162,000	72,579
Indofood Agri Resources Ltd.	152,000	49,310
InnoTek Ltd.	17,400	9,361
Keppel Infrastructure Trust	823,428	327,438
Metro Holdings Ltd.	141,600	51,305
Mewah International, Inc.	110,000	26,941
Midas Holdings Ltd. (a) (b) (c)	452,000	0
Nanofilm Technologies International Ltd.	29,200	13,379
Netlink NBN Trust	345,500	260,022
OM Holdings Ltd.	21,506	3,841
OUE Ltd.	42,867	37,179
Oxley Holdings Ltd. (a)	268,718	17,226
Pan-United Corp. Ltd.	53,750	65,435
Propnex Ltd.	15,400	20,148
Q&M Dental Group Singapore Ltd.	50,160	20,736
QAF Ltd.	74,167	58,509
Raffles Medical Group Ltd.	156,411	123,312
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings Ltd.	11,900	6,355
SATS Ltd.	6,700	18,482
SBS Transit Ltd.	16,600	50,612
Seatrium Ltd.	104,100	193,007
Sheng Siong Group Ltd.	125,900	277,013
SIA Engineering Co. Ltd.	55,200	139,812
Sing Holdings Ltd.	62,200	32,778
Singapore Land Group Ltd.	20,800	57,211
Singapore Post Ltd.	233,200	62,637
Stamford Land Corp. Ltd.	220,201	79,906
StarHub Ltd.	117,100	92,953
Straits Trading Co. Ltd.	15,939	20,131
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Thomson Medical Group Ltd. (a)	328,600	14,151
Tuan Sing Holdings Ltd.	129,114	29,852
UMS Integration Ltd.	138,140	168,186
United Overseas Insurance Ltd.	4,000	25,138
UOB-Kay Hian Holdings Ltd.	71,861	192,220
UOL Group Ltd.	22,400	170,623
Venture Corp. Ltd.	36,900	443,919
Vicom Ltd.	26,000	36,064
Wee Hur Holdings Ltd.	85,000	43,055
Wing Tai Holdings Ltd.	68,521	87,417
Yeo Hiap Seng Ltd.	20,155	9,267
		5,935,820
South Africa — 0.2%
Pan African Resources PLC	368,191	695,254
Security Description	Shares	Value
South Africa — (Continued)
Scatec ASA (a)	10,806	$146,146
		841,400
South Korea — 0.0%
Delivery Hero SE (a)	4,482	79,984
Spain — 2.2%
Acciona SA (d)	2,171	572,944
Almirall SA	14,567	206,488
Amper SA (a) (d)	312,387	57,229
Atalaya Mining Copper SA	5,060	47,841
Atresmedia Corp. de Medios de Comunicacion SA (d)	17,571	98,172
Audax Renovables SA (a) (d)	12,644	21,342
Azkoyen SA	3,142	33,093
Bankinter SA (d)	33,615	529,187
Befesa SA	6,454	217,619
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
CIE Automotive SA	3,745	118,126
Construcciones y Auxiliar de Ferrocarriles SA	3,338	226,574
Corp. ACCIONA Energias Renovables SA	1,088	27,094
Distribuidora Internacional de Alimentacion SA (a)	2,455	115,854
Ebro Foods SA	8,288	180,879
eDreams ODIGEO SA (a)	15,944	57,799
Elecnor SA	5,975	236,357
Enagas SA	41,948	833,342
Ence Energia y Celulosa SA (a) (d)	8,269	22,153
Faes Farma SA (d)	53,133	288,658
Fluidra SA	8,391	194,512
Gestamp Automocion SA	22,065	75,882
Global Dominion Access SA	14,183	50,680
Grenergy Renovables SA (a)	1,152	153,454
Grifols SA (d)	27,748	291,435
Grupo Empresarial San Jose SA	3,249	30,191
Iberpapel Gestion SA	1,150	26,081
Indra Sistemas SA (d)	15,284	842,199
Laboratorios Farmaceuticos Rovi SA	1,847	174,385
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	67,894	93,384
Logista Integral SA	10,738	403,963
Mapfre SA	55,353	247,784
Melia Hotels International SA	12,434	139,214
Miquel y Costas & Miquel SA (d)	8,745	145,711
Neinor Homes SA	4,915	94,872
Obrascon Huarte Lain SA (a)	67,145	32,841
Pharma Mar SA (a)	1,831	187,447
Prim SA	3,013	44,584
Promotora de Informaciones SA - Class A (a) (d)	83,921	29,267
Prosegur Cash SA	28,432	20,750
Realia Business SA (a)	109,360	125,703
Redeia Corp. SA (d)	16,799	284,291
Sacyr SA	96,259	476,230
Solaria Energia y Medio Ambiente SA (a)	3,186	89,220
Talgo SA (a) (d)	8,660	27,586
Tecnicas Reunidas SA (a)	8,766	315,402
Tubacex SA (d)	13,659	45,504
Unicaja Banco SA	169,625	505,310
Vidrala SA	3,130	279,762
BHFTII-120

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Spain — (Continued)
Viscofan SA	2,846	$199,602
Vocento SA (a) (d)	18,128	15,575
		9,533,572
Sweden — 2.4%
AcadeMedia AB	16,763	177,881
AddLife AB - Class B	13,922	206,670
Addnode Group AB (d)	29,228	205,807
AFRY AB	16,879	231,242
Alimak Group AB	13,678	156,085
Alleima AB (d)	21,516	171,420
Alligo AB - Class B	5,525	74,183
Ambea AB	8,960	126,363
Annehem Fastigheter AB - Class B (a)	11,788	22,494
AQ Group AB	7,910	156,952
Arjo AB - B Shares	45,181	119,657
Atea ASA	11,557	169,078
Attendo AB	24,407	261,450
Beijer Alma AB	8,568	219,845
Bergman & Beving AB	4,688	134,631
Betsson AB - Class B	10,877	116,568
BHG Group AB (a)	26,427	65,527
Bilia AB - A Shares (d)	14,900	197,405
Billerud Aktiebolag	3,168	24,469
BioGaia AB - B Shares	5,025	64,191
BioInvent International AB (a)	5,008	11,792
Bjorn Borg AB (d)	2,344	17,043
Bonava AB - B Shares (a)	54,204	53,966
Boozt AB (a)	5,455	54,408
Bravida Holding AB	5,903	62,215
Bufab AB (d)	19,074	213,875
Bulten AB	4,294	19,492
Bure Equity AB	280	6,501
Byggmax Group AB	8,739	50,522
Catella AB	2,281	5,003
Cellavision AB	1,841	29,857
Cibus Nordic Real Estate AB publ (d)	5,146	77,677
Clas Ohlson AB - B Shares	4,732	187,491
Cloetta AB - B Shares	44,507	252,518
Coor Service Management Holding AB	17,845	112,479
Corem Property Group AB - Class D	1,520	37,054
CTT Systems AB	466	6,519
Dios Fastigheter AB	26,164	174,838
Dometic Group AB	9,418	25,670
Dustin Group AB (a)	150,416	21,842
Dynavox Group AB (a)	5,808	54,665
Eastnine AB	9,147	43,261
Electrolux Professional AB - Class B	46,563	252,187
Elekta AB - B Shares	26,773	158,986
Eltel AB (a)	18,428	16,294
Enea AB (a) (d)	4,082	24,292
Engcon AB	987	6,803
Ependion AB	6,445	62,501
Ework Group AB (d)	2,864	20,630
Fagerhult Group AB	9,154	26,536
Fastighets AB Trianon (a)	3,988	7,585
Security Description	Shares	Value
Sweden — (Continued)
Fastighetsbolaget Emilshus AB - Class B (a)	1,066	$5,787
FastPartner AB - Class A	10,644	48,504
FormPipe Software AB	2,450	5,863
G5 Entertainment AB	208	1,203
Granges AB	23,728	374,311
Hanza AB	3,508	55,254
Heba Fastighets AB - Class B	15,224	44,778
Hexatronic Group AB (a)	17,361	59,020
HMS Networks AB (a)	1,585	71,398
Hoist Finance AB	9,270	146,382
Humana AB	6,890	35,461
Instalco AB	17,105	57,214
INVISIO AB (d)	3,480	95,892
Inwido AB (d)	12,282	193,539
JM AB (d)	14,105	179,452
Karnov Group AB (a)	1,436	10,778
K-fast Holding AB (a)	15,798	16,829
KNOW IT AB	5,123	58,138
Lime Technologies AB (d)	1,613	35,469
Lindab International AB (d)	16,325	265,077
Medcap AB (a)	1,308	65,186
MEKO AB	5,015	36,587
Modern Times Group MTG AB - Class B (a)	19,566	191,108
Momentum Group AB	5,588	72,689
NCAB Group AB (a)	11,144	66,595
NCC AB - B Shares	12,405	275,395
Nederman Holding AB	5,072	74,951
Net Insight AB - Class B (a)	74,697	18,632
New Wave Group AB - B Shares	19,785	203,263
Nilorngruppen AB - B Shares	1,106	5,989
Nobia AB (a) (d)	146,505	30,633
Nolato AB - B Shares	42,231	214,727
Note AB	2,362	42,499
NP3 Fastigheter AB (d)	7,631	199,678
Nyfosa AB (d)	37,968	263,730
OEM International AB - B Shares	21,824	300,167
Ovzon AB (a)	12,178	69,078
Platzer Fastigheter Holding AB - Class B	13,164	94,912
Proact IT Group AB	4,257	44,838
Ratos AB - B Shares	39,932	138,004
RaySearch Laboratories AB	7,299	148,351
Rejlers AB	1,659	27,605
Rottneros AB (a)	20,202	5,213
Scandi Standard AB	6,350	99,543
Scandic Hotels Group AB (d)	33,911	306,914
Sdiptech AB - Class B (a)	3,511	75,103
Sensys Gatso Group AB (a)	2,792	10,451
SkiStar AB	9,246	160,804
Smartcraft Group AB (a)	5,113	9,290
Softronic AB - B Shares	3,875	8,698
Solid Forsakring AB	2,708	30,199
Stendorren Fastigheter AB (a)	1,576	31,167
Stillfront Group AB (a)	11,905	4,808
Storskogen Group AB - Class B	132,429	123,915
Swedish Logistic Property AB - Class B (a)	6,848	26,337
Synsam AB	5,068	37,008
BHFTII-121

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
Systemair AB	20,210	$153,415
TF Bank AB	2,070	36,487
Troax Group AB	4,804	49,154
Truecaller AB - Class B	13,719	15,856
VBG Group AB - B Shares	1,388	51,364
Vitec Software Group AB - B Shares	4,092	103,731
Volati AB	1,043	8,849
		10,689,692
Switzerland — 8.0%
Accelleron Industries AG	17,893	1,616,075
Adecco Group AG	29,277	708,532
Allreal Holding AG	2,796	791,171
ALSO Holding AG	695	122,625
APG SGA SA	280	68,785
Arbonia AG	10,459	59,037
Aryzta AG (a) (d)	3,310	258,511
Autoneum Holding AG	533	77,289
Avolta AG	12,849	770,753
Banque Cantonale de Geneve	3,885	167,552
Banque Cantonale Vaudoise (d)	2,373	384,444
Barry Callebaut AG	107	187,607
Belimo Holding AG	1,539	1,243,926
Bell Food Group AG	356	90,481
Bellevue Group AG (d)	1,890	18,631
Berner Kantonalbank AG	1,195	600,032
BKW AG	329	64,801
Bossard Holding AG - Class A (d)	1,081	198,186
Bucher Industries AG (d)	1,339	590,749
Burckhardt Compression Holding AG	622	372,865
Burkhalter Holding AG	555	111,912
Bystronic AG	259	67,864
Carlo Gavazzi Holding AG (a)	124	23,879
Cembra Money Bank AG	5,838	727,397
Cham Swiss Properties AG	1,388	43,930
Cicor Technologies Ltd. (a)	644	96,022
Cie Financiere Tradition SA	355	117,496
Clariant AG (d)	23,315	231,166
Coltene Holding AG (d)	480	28,782
CPH Group AG	227	16,560
Daetwyler Holding AG	685	122,566
DKSH Holding AG	7,016	514,386
dormakaba Holding AG	5,980	384,346
EDAG Engineering Group AG (a)	3,171	14,070
EFG International AG	18,152	386,036
Emmi AG (d)	437	467,829
Feintool International Holding AG (a) (d)	1,764	19,877
Fenix Outdoor International AG	1,091	51,685
Flughafen Zurich AG	3,975	1,239,708
Forbo Holding AG (d)	180	168,910
Fundamenta Real Estate AG	5,187	120,437
Galenica AG	9,937	1,134,349
GAM Holding AG (a)	30,739	4,095
Georg Fischer AG (d)	12,600	645,423
Helvetia Baloise Holding AG	452	116,756
Hiag Immobilien Holding AG	888	150,072
Security Description	Shares	Value
Switzerland — (Continued)
Huber & Suhner AG	2,756	$610,452
Hypothekarbank Lenzburg AG	3	15,656
Implenia AG (a)	2,401	189,423
Inficon Holding AG	3,332	418,792
International Workplace Group PLC	157,324	368,683
Interroll Holding AG	132	246,443
Intershop Holding AG	1,143	240,855
Investis Holding SA	421	81,294
Jungfraubahn Holding AG	919	306,770
Kardex Holding AG	1,157	346,135
Komax Holding AG (a)	434	27,755
Kongsberg Automotive ASA (a)	156,504	31,326
Kudelski SA (a) (d)	13,221	21,328
Landis & Gyr Group AG	2,000	127,450
Logitech International SA (d)	5,667	516,377
Luzerner Kantonalbank AG (d)	3,673	487,548
Medacta Group SA	1,178	220,306
Medmix AG	3,519	38,433
Meier Tobler Group AG (d)	1,121	49,408
Metall Zug AG - B Shares (d)	44	40,337
Mikron Holding AG	1,685	35,535
Mobilezone Holding AG	7,943	153,078
Mobimo Holding AG (d)	1,437	685,665
Naturenergie Holding AG	3,633	147,299
Novavest Real Estate AG	468	25,184
OC Oerlikon Corp. AG Pfaffikon (d)	33,587	131,865
Orell Fuessli AG	257	44,985
Orior AG (a) (d)	523	7,250
Phoenix Mecano AG	125	65,328
Plazza AG - Class A	222	126,161
PSP Swiss Property AG	8,712	1,733,992
Rieter Holding AG	900	3,444
Romande Energie Holding SA	2,775	171,454
Schweiter Technologies AG	122	44,249
Schweizerische Nationalbank (d)	5	21,107
SFS Group AG	3,472	517,409
Siegfried Holding AG (d)	6,039	572,072
SIG Group AG	32,121	481,991
St. Galler Kantonalbank AG	561	470,384
Stadler Rail AG	3,453	88,123
Sulzer AG	3,595	752,841
Sunrise Communications AG - Class A	653	38,954
Swatch Group AG	1,287	56,757
Swatch Group AG (Bearer Shares) (d)	2,496	554,857
Swiss Prime Site AG	14,712	2,492,591
Swissquote Group Holding SA	2,061	1,016,228
Tecan Group AG	223	37,895
Temenos AG	10,170	877,450
TORM PLC - Class A	1,653	46,381
TX Group AG	597	99,404
Valiant Holding AG	3,034	677,035
VAT Group AG	979	603,936
Vaudoise Assurances Holding SA	171	172,709
Vetropack Holding AG	2,053	58,393
Vontobel Holding AG	5,544	481,069
VZ Holding AG	2,945	559,425
BHFTII-122

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
V-ZUG Holding AG (d)	605	$29,129
Walliser Kantonalbank	977	189,602
Warteck Invest AG	62	160,573
Ypsomed Holding AG (d)	692	239,833
Zehnder Group AG	952	79,004
Zug Estates Holding AG - B Shares	71	215,184
Zuger Kantonalbank	39	500,480
		35,248,681
Taiwan — 0.0%
FIT Hon Teng Ltd. (a)	80,000	71,697
Tanzania — 0.1%
Helios Towers PLC (a)	122,357	294,255
Turkey — 0.4%
Eldorado Gold Corp. (d)	48,516	1,666,026
United Kingdom — 9.5%
4imprint Group PLC	958	43,306
Aberdeen Group PLC	151,455	385,519
Advanced Medical Solutions Group PLC	23,347	59,726
AEP Plantations PLC	5,782	130,578
AG Barr PLC	11,112	95,936
AJ Bell PLC	59,750	372,636
Alfa Financial Software Holdings PLC	10,992	21,150
Allfunds Group PLC	2,273	22,745
AO World PLC (a)	30,384	34,766
Ashmore Group PLC	90,665	256,601
Ashtead Technology Holdings PLC	2,956	16,467
ASOS PLC (a) (d)	1,729	4,930
Autotrader Group PLC	24,200	151,378
Babcock International Group PLC	50,551	778,667
Balfour Beatty PLC	103,703	1,037,676
Barratt Redrow PLC	73,006	255,369
Beazley PLC	32,191	540,086
Bellway PLC	22,293	544,359
Berkeley Group Holdings PLC (a)	4,674	214,250
Bloomsbury Publishing PLC (d)	12,213	90,713
Bodycote PLC	36,843	302,073
Braemar PLC (d)	7,120	21,336
Breedon Group PLC	29,978	119,148
Brooks Macdonald Group PLC	486	8,675
BTG Consulting PLC	1,964	3,129
Burberry Group PLC (a)	16,342	239,115
Bytes Technology Group PLC (d)	32,635	118,970
Capita PLC (a)	18,914	67,615
Capricorn Energy PLC (a)	24,963	100,497
Card Factory PLC	63,541	52,734
Castings PLC	2,870	8,907
Centaur Media PLC (d)	92,526	11,871
Central Asia Metals PLC	24,699	53,402
Chemring Group PLC	60,304	408,426
Chesnara PLC	48,589	193,638
Clarkson PLC	4,771	292,699
Close Brothers Group PLC (a)	16,302	86,834
CMC Markets PLC	18,502	85,904
Security Description	Shares	Value
United Kingdom — (Continued)
Coats Group PLC	319,324	$341,131
Computacenter PLC	13,605	540,172
Convatec Group PLC	56,375	162,107
Costain Group PLC	37,295	90,657
Cranswick PLC	10,410	724,220
Crest Nicholson Holdings PLC	44,934	59,787
Croda International PLC	1,929	72,080
Currys PLC	197,527	328,552
CVS Group PLC	10,557	157,227
DCC PLC	5,373	331,147
DFS Furniture PLC (a)	47,426	76,026
DiscoverIE Group PLC	15,588	112,260
Domino's Pizza Group PLC	32,942	75,383
dotdigital group PLC	41,626	25,854
Dr. Martens PLC	56,127	47,001
Drax Group PLC	68,535	809,575
Dunelm Group PLC	26,326	275,207
easyJet PLC	5,538	25,676
Ecora Royalties PLC	51,447	96,211
EKF Diagnostics Holdings PLC (a) (d)	38,020	12,681
Elementis PLC	125,561	249,767
EnQuest PLC	253,390	68,231
Essentra PLC	25,778	31,174
FDM Group Holdings PLC	9,458	12,621
Fevara PLC (d)	7,612	12,526
Firstgroup PLC	115,844	254,438
Flowtech Fluidpower PLC (a)	6,703	3,760
Foresight Group Holdings Ltd.	2,157	10,162
Forterra PLC	49,551	102,677
Foxtons Group PLC	60,087	34,428
Frasers Group PLC (a) (d)	17,279	145,416
Frontier Developments PLC (a)	3,312	15,377
Fuller Smith & Turner PLC - Class A	6,502	56,310
Funding Circle Holdings PLC (a)	10,326	17,606
Future PLC	356	1,398
Galliford Try Holdings PLC	22,126	140,707
Games Workshop Group PLC	3,418	805,698
Gamma Communications PLC	9,322	87,601
GB Group PLC	21,927	58,372
Genuit Group PLC	47,772	181,828
Gooch & Housego PLC	2,212	22,080
Goodwin PLC	121	18,273
Grafton Group PLC	33,401	400,560
Grainger PLC (REIT)	182,433	392,723
Greggs PLC	10,585	214,863
Gym Group PLC (a)	36,058	83,703
Halfords Group PLC	48,494	83,239
Harbour Energy PLC	21,073	83,361
Harworth Group PLC	10,757	20,907
Hays PLC	90,416	39,762
Headlam Group PLC (a)	29,149	14,466
Henry Boot PLC	14,477	34,898
Hikma Pharmaceuticals PLC	17,728	297,148
Hill & Smith PLC	17,388	487,698
Hilton Food Group PLC	4,720	32,154
Hiscox Ltd.	63,107	1,271,829
BHFTII-123

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Hollywood Bowl Group PLC	35,798	$112,223
Howden Joinery Group PLC	25,359	269,393
Hunting PLC	25,862	170,534
Ibstock PLC	65,379	87,742
ICG PLC	7,806	158,782
IG Group Holdings PLC	57,306	1,080,885
IMI PLC	13,584	463,111
Impax Asset Management Group PLC	14,750	24,169
Inchcape PLC	69,280	685,265
International Personal Finance PLC	60,577	197,408
iomart Group PLC (a) (d)	16,833	2,648
IP Group PLC (a)	171,195	120,814
ITV PLC	636,123	633,699
J D Wetherspoon PLC (d)	15,164	111,647
James Fisher & Sons PLC (a)	9,972	59,983
James Halstead PLC (d)	59,490	95,353
JET2 PLC	34,034	505,307
Johnson Matthey PLC	18,884	480,261
Johnson Service Group PLC	61,047	103,194
Jupiter Fund Management PLC	116,490	259,740
Just Group PLC	206,376	598,455
Kainos Group PLC	6,815	65,796
Keller Group PLC	14,650	373,717
Kier Group PLC	91,369	232,604
Kingfisher PLC	102,271	388,350
Lancashire Holdings Ltd.	47,096	367,510
Liontrust Asset Management PLC	7,615	24,585
LSL Property Services PLC	14,072	41,857
Luceco PLC	24,615	56,834
M&C Saatchi PLC	3,677	5,489
Man Group PLC	227,764	769,563
Marshalls PLC	16,086	29,885
Marston's PLC (a)	127,591	88,861
McBride PLC	36,049	65,515
Me Group International PLC	35,714	63,653
Mears Group PLC	18,339	79,826
Metro Bank Holdings PLC (a)	2,816	4,430
Mitchells & Butlers PLC (a)	56,605	190,519
Mitie Group PLC	260,919	593,099
MJ Gleeson PLC	8,913	31,797
MONY Group PLC	111,023	222,455
Moonpig Group PLC	56,222	154,672
Morgan Advanced Materials PLC	48,369	130,586
Morgan Sindall Group PLC	9,493	521,467
Mortgage Advice Bureau Holdings Ltd.	6,665	49,464
MP Evans Group PLC	2,300	45,484
Naked Wines PLC (a)	1,427	1,399
NCC Group PLC	54,748	84,187
Next 15 Group PLC	11,449	34,065
Nichols PLC (d)	950	11,896
Ninety One PLC	62,301	189,452
Norcros PLC	11,343	42,202
Ocado Group PLC (a)	9,493	22,843
Odfjell Technology Ltd.	4,274	32,561
On the Beach Group PLC	32,313	67,551
OSB Group PLC	71,115	492,646
Security Description	Shares	Value
United Kingdom — (Continued)
Pagegroup PLC	35,705	$65,738
Paragon Banking Group PLC	36,758	352,397
PayPoint PLC (d)	8,803	64,848
Pennon Group PLC	95,451	672,790
Persimmon PLC	40,560	580,276
Pets at Home Group PLC	93,809	226,248
Pharos Energy PLC	50,968	18,417
Phoenix Spree Deutschland Ltd. (a)	665	1,449
Pinewood Technologies Group PLC (a)	17,259	48,395
Playtech PLC	55,938	248,203
Polar Capital Holdings PLC	16,568	134,920
Porvair PLC	1,376	13,000
PPHE Hotel Group Ltd.	497	10,630
Premier Foods PLC	130,541	321,200
PZ Cussons PLC	52,332	55,731
QinetiQ Group PLC	97,053	586,950
Quilter PLC	277,785	647,505
Rank Group PLC	40,283	48,289
Rathbones Group PLC	10,507	279,133
Reach PLC	40,142	32,132
Record PLC	12,453	8,478
Renew Holdings PLC	9,893	112,242
Rightmove PLC	35,130	200,108
Robert Walters PLC	13,056	14,546
Rotork PLC	155,991	648,113
RS Group PLC	58,984	440,445
S&U PLC	1,188	30,208
Sabre Insurance Group PLC	49,439	102,967
Saga PLC (a)	8,514	53,156
Savills PLC	26,178	287,500
Senior PLC	90,296	346,092
Serco Group PLC	261,320	990,131
Serica Energy PLC	47,039	180,098
Severfield PLC (a)	74,894	24,726
SIG PLC (a)	255,262	28,677
SigmaRoc PLC (a)	61,341	95,855
Smiths News PLC	20,535	17,454
Softcat PLC	28,733	465,315
Speedy Hire PLC	125,764	37,624
Spirax Group PLC	2,839	254,085
Spire Healthcare Group PLC	44,606	86,798
SSP Group PLC	175,333	410,206
SThree PLC	14,651	29,021
STV Group PLC	7,194	9,691
Synthomer PLC (a) (d)	30,557	16,341
Tate & Lyle PLC	31,813	152,543
Taylor Wimpey PLC	183,709	217,192
Telecom Plus PLC	16,220	277,783
Topps Tiles PLC	41,758	19,159
TP ICAP Group PLC	142,988	517,110
Trainline PLC (a)	7,479	22,486
Travis Perkins PLC	42,194	317,526
Trifast PLC	20,432	18,356
TT Electronics PLC (a)	35,042	54,853
Vanquis Banking Group PLC (a)	52,029	78,554
Vertu Motors PLC	46,012	35,221
BHFTII-124

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Vesuvius PLC	36,916	$195,264
Victorian Plumbing Group PLC	8,019	6,924
Victrex PLC	10,829	81,956
Vistry Group PLC (a)	21,043	93,796
Volex PLC	24,230	147,331
Volution Group PLC	34,155	259,812
Vp PLC (d)	4,147	25,082
Watches of Switzerland Group PLC (a)	47,460	281,534
WH Smith PLC	8,920	68,458
Whitbread PLC	12,204	370,936
Wickes Group PLC	51,574	143,259
Xaar PLC (a)	18,088	27,476
XPS Pensions Group PLC	15,758	61,613
Young & Co.'s Brewery PLC	3,097	26,225
Young & Co.'s Brewery PLC - Class A	4,640	46,357
Zigup PLC	43,557	223,050
Zotefoams PLC	7,268	32,855
		42,280,818
United States — 1.5%
Acerinox SA (d)	31,751	449,328
Aegon Ltd. (NY Registry Shares)	63,702	462,477
BRP, Inc.	519	37,269
Burford Capital Ltd. (d)	31,314	130,010
Buzzi SpA	11,153	562,577
Coeur Mining, Inc. (a)	85,417	1,597,079
Diversified Energy Co. (d)	9,570	174,375
Frontage Holdings Corp. (a)	58,000	8,274
Ormat Technologies, Inc.	1	63
Ovintiv, Inc.	1,059	62,873
PureTech Health PLC (a)	24,125	34,650
Qiagen NV	18,100	724,789
Reliance Worldwide Corp. Ltd.	116,979	249,724
RHI Magnesita NV	1,193	37,883
Samsonite Group SA	210,300	396,600
Signify NV	26,141	546,642
Sims Ltd.	36,347	455,293
SunocoCorp LLC	6,753	416,322
TAT Technologies Ltd. (a)	533	21,270
Varia U.S. Properties AG	1,203	26,439
Viemed Healthcare, Inc. (a)	5,284	48,666
		6,442,603
Total Common Stocks (Cost $341,218,539)		436,593,041

Preferred Stocks—0.4%
Canada — 0.0%
Questerre Energy Corp. (a)	83,569	600
Germany — 0.4%
Draegerwerk AG & Co. KGaA (d)	2,110	223,499
Einhell Germany AG	246	18,742
FUCHS SE (d)	15,647	654,270
Jungheinrich AG	11,157	334,472
Security Description	Shares/ Principal Amount*	Value

Germany — (continued)
Porsche Automobil Holding SE	6,739	$242,406
Sixt SE (d)	3,818	239,362
STO SE & Co. KGaA	504	63,348
Villeroy & Boch AG	505	9,985
		1,786,084
Italy — 0.0%
Danieli & C Officine Meccaniche SpA (Savings Shares)	4,725	235,432
Total Preferred Stocks (Cost $1,759,723)		2,022,116

Rights—0.0%
Australia — 0.0%
Syrah Resources Ltd., Expires 04/17/26 (a)	196,210	0
Austria — 0.0%
Intercell AG (a) (b) (c)	24,163	0
United Kingdom — 0.0%
Greencore Group PLC (a)	37,729	999
Total Rights (Cost $1,064)		999

Warrants—0.0%
Australia — 0.0%
Galan Lithium Ltd., Expires 07/18/26 (a)	2,469	26
Silver Mines Ltd., Expires 06/17/26 (a)	4,037	154
		180
Italy — 0.0%
Webuild SpA, Expires 08/02/30 (a) (d)	6,346	0
Total Warrants (Cost $0)		180

Short-Term Investments—0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26 with a maturity value of $2,407,463; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $2,455,562	2,407,296	2,407,296
Total Short-Term Investments (Cost $2,407,296)		2,407,296

Securities Lending Reinvestments (e)—8.4%
Short-Term Investment Funds — 2.8%
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.550% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.540% (f)	2,000,000	2,000,000
BHFTII-125

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds — (Continued)
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (f)	1,000,000	$1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.580% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.580% (f)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 3.560% (f)	2,329,583	2,329,583
		12,329,583

Time Deposits — 0.6%
Credit Agricole CIB 3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG 3.610%, 04/01/26	1,000,000	1,000,000
Svenska NY 3.610%, 04/01/26	1,000,000	1,000,000
		3,000,000
Repurchase Agreements — 5.0%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $6,000,608; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $6,120,000	6,000,000	6,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $4,000,419; collateralized by various Common Stock with an aggregate market value of $4,449,124	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $4,000,410; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $4,080,053	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $2,001,478; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $2,136,223	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $3,000,315; collateralized by various Common Stock with an aggregate market value of $3,343,886	3,000,000	3,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,096,242; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $2,138,167	2,096,030	$2,096,030
		22,096,030
Total Securities Lending Reinvestments (Cost $37,425,613)		37,425,613
Total Investments—107.8% (Cost $382,812,235)		478,449,245
Other assets and liabilities (net)—(7.8)%		(34,667,033)
Net Assets—100.0%		$443,782,212

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.2% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $91,640,130 and the collateral received consisted of cash in the amount of
$37,425,613 and non-cash collateral with a value of $60,084,731. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2026.

Ten Largest Industries as of March 31, 2026 (Unaudited)	% of Net Assets
Metals & Mining	8.5
Machinery	6.3
Banks	5.1
Real Estate Management & Development	4.4
Oil, Gas & Consumable Fuels	4.3
Chemicals	4.3
Capital Markets	4.3
Construction & Engineering	4.1
Food Products	3.5
Trading Companies & Distributors	3.0
BHFTII-126

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,966,559	$22,482,224	$692,455	$25,141,238
Austria	—	7,605,017	0	7,605,017
Belgium	1,939	6,541,142	0	6,543,081
Bermuda	—	27,297	—	27,297
Brazil	78,638	325,907	—	404,545
Burkina Faso	855,038	—	—	855,038
Cambodia	—	88,682	—	88,682
Canada	55,407,162	235,439	1,668	55,644,269
China	1,223,307	601,302	—	1,824,609
Colombia	80,227	—	0	80,227
Denmark	—	11,950,536	—	11,950,536
Faeroe Islands	—	41,834	—	41,834
Finland	1,545	11,000,677	—	11,002,222
France	32,899	24,235,934	0	24,268,833
Georgia	—	1,953,362	—	1,953,362
Germany	68,551	25,716,955	—	25,785,506
Greece	—	101,920	—	101,920
Greenland	—	19,608	—	19,608
Guernsey, Channel Islands	—	—	0	0
Hong Kong	256,725	8,328,981	10,643	8,596,349
Indonesia	—	887,667	—	887,667
Iraq	—	128,614	—	128,614
Ireland	—	2,094,940	—	2,094,940
Isle of Man	—	7,353	—	7,353
Israel	80,403	4,972,322	—	5,052,725
Italy	—	15,192,623	0	15,192,623
Japan	9,641	101,980,241	328,501	102,318,383
Liechtenstein	—	340,883	—	340,883
Luxembourg	—	1,445,739	—	1,445,739
Macau	—	151,748	—	151,748
Malaysia	—	93,452	—	93,452
Mongolia	—	84,115	—	84,115
Netherlands	—	7,881,919	—	7,881,919
New Zealand	—	1,470,686	11,988	1,482,674
Norway	28,165	2,560,870	—	2,589,035
Peru	—	710,914	—	710,914
Philippines	—	5,051	—	5,051
Poland	—	91,270	—	91,270
Portugal	—	1,015,215	—	1,015,215
Singapore	38,158	5,897,662	0	5,935,820
South Africa	—	841,400	—	841,400
South Korea	—	79,984	—	79,984
Spain	—	9,533,572	0	9,533,572
Sweden	9,290	10,680,402	—	10,689,692
Switzerland	516,377	34,732,304	—	35,248,681
Taiwan	—	71,697	—	71,697
Tanzania	—	294,255	—	294,255
Turkey	1,666,026	—	—	1,666,026
United Kingdom	—	42,280,818	—	42,280,818
United States	3,201,702	3,240,901	—	6,442,603
Total Common Stocks	65,522,352	370,025,434	1,045,255	436,593,041
Total Preferred Stocks*	—	2,022,116	—	2,022,116
BHFTII-127

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Rights
Australia	$—	$0	$—	$0
Austria	—	—	0	0
United Kingdom	—	999	—	999
Total Rights	—	999	0	999
Warrants
Australia	180	—	—	180
Italy	—	0	—	0
Total Warrants	180	0	—	180
Total Short-Term Investments*	—	2,407,296	—	2,407,296
Securities Lending Reinvestments
Short-Term Investment Funds	12,329,583	—	—	12,329,583
Time Deposits	—	3,000,000	—	3,000,000
Repurchase Agreements	—	22,096,030	—	22,096,030
Total Securities Lending Reinvestments	12,329,583	25,096,030	—	37,425,613
Total Investments	$77,852,115	$399,551,875	$1,045,255	$478,449,245
Collateral for Securities Loaned (Liability)	$—	$(37,425,613)	$—	$(37,425,613)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
During the period ended March 31, 2026, transfers into Level 3 in the amount of $404,203 were due to trading halts on the securities' respective exchanges which resulted in the lack of observable inputs.
BHFTII-128

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—58.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
Axon Enterprise, Inc. (a)	1,514	$642,981
Boeing Co. (a)	12,747	2,537,035
Loar Holdings, Inc. (a) (b)	31,813	1,822,567
Northrop Grumman Corp.	5,225	3,564,704
StandardAero, Inc. (a)	47,851	1,235,991
York Space Systems, Inc. (a) (b)	7,994	177,227
		9,980,505
Air Freight & Logistics — 0.0%
Hub Group, Inc. - Class A	15,290	551,052
Automobile Components — 0.1%
Goodyear Tire & Rubber Co. (a)	83,560	554,003
Automobiles — 1.0%
Tesla, Inc. (a)	30,650	11,394,137
Banks — 1.5%
Fifth Third Bancorp (b)	53,250	2,473,995
KeyCorp	119,706	2,400,105
Wells Fargo & Co.	151,260	12,041,809
		16,915,909
Beverages — 0.7%
Celsius Holdings, Inc. (a) (b)	8,077	286,572
Coca-Cola Co.	62,060	4,719,663
Monster Beverage Corp. (a)	22,404	1,623,394
PepsiCo, Inc.	6,619	1,027,864
Vita Coco Co., Inc. (a)	16,100	771,351
		8,428,844
Biotechnology — 1.4%
AbbVie, Inc.	9,030	1,963,935
Amgen, Inc.	2,599	914,458
Apogee Therapeutics, Inc. (a)	2,918	245,608
Argenx SE (ADR) (a)	951	694,468
Ascendis Pharma AS (ADR) (a)	2,130	487,195
Cogent Biosciences, Inc. (a)	5,315	204,574
Corvus Pharmaceuticals, Inc. (a) (b)	7,499	109,710
Cytokinetics, Inc. (a) (b)	17,786	1,172,275
Dianthus Therapeutics, Inc. (a)	2,606	218,696
Disc Medicine, Inc. (a) (b)	2,778	177,625
Gilead Sciences, Inc.	7,550	1,052,244
Incyte Corp. (a)	2,672	251,489
Ionis Pharmaceuticals, Inc. (a)	3,187	239,312
Mirum Pharmaceuticals, Inc. (a)	2,491	230,119
Natera, Inc. (a)	2,860	571,971
Newamsterdam Pharma Co. NV (a) (b)	24,800	793,848
Protagonist Therapeutics, Inc. (a)	2,669	281,313
Regeneron Pharmaceuticals, Inc.	1,626	1,256,313
Revolution Medicines, Inc. (a)	5,913	575,039
Scholar Rock Holding Corp. (a)	3,403	167,291
Spyre Therapeutics, Inc. (a)	5,669	285,944
United Therapeutics Corp. (a)	2,047	1,213,830
Vertex Pharmaceuticals, Inc. (a)	4,873	2,175,989
Security Description	Shares	Value
Biotechnology—(Continued)
Xenon Pharmaceuticals, Inc. (a)	16,302	$947,961
		16,231,207
Broadline Retail — 2.9%
Amazon.com, Inc. (a)	157,254	32,751,291
Building Products — 0.7%
AAON, Inc. (b)	54,560	4,514,840
Builders FirstSource, Inc. (a)	7,201	592,858
Johnson Controls International PLC	5,469	716,166
Trex Co., Inc. (a)	57,994	2,112,141
		7,936,005
Capital Markets — 2.3%
Bank of New York Mellon Corp.	23,200	2,752,216
Blackrock, Inc.	8,962	8,618,845
Goldman Sachs Group, Inc.	10,511	8,892,201
KKR & Co., Inc.	69,790	6,455,575
		26,718,837
Chemicals — 0.8%
Celanese Corp.	15,795	1,038,837
Ingevity Corp. (a)	3,415	243,250
Linde PLC	10,006	4,960,575
PPG Industries, Inc.	24,287	2,595,795
		8,838,457
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc. (a)	16,206	4,646,746
Tetra Tech, Inc.	37,492	1,129,259
Waste Connections, Inc.	12,751	2,071,273
		7,847,278
Communications Equipment — 0.3%
Arista Networks, Inc. (a)	24,075	2,955,928
Construction & Engineering — 0.3%
Primoris Services Corp.	22,893	3,274,615
Construction Materials — 0.3%
James Hardie Industries PLC (a)	199,809	3,784,382
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc.	1,580	1,150,019
Performance Food Group Co. (a)	8,671	742,758
U.S. Foods Holding Corp. (a)	71,373	6,581,304
Walmart, Inc.	93,389	11,606,385
		20,080,466
Containers & Packaging — 0.1%
Packaging Corp. of America	6,429	1,364,362
Distributors — 0.3%
Pool Corp.	15,543	3,144,815
BHFTII-129

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electric Utilities — 0.5%
NRG Energy, Inc.	18,132	$2,649,810
PG&E Corp.	167,508	2,943,116
		5,592,926
Electrical Equipment — 0.6%
Eaton Corp. PLC (b)	8,578	3,068,093
Regal Rexnord Corp.	10,340	1,936,269
Vertiv Holdings Co. - Class A	5,311	1,330,830
		6,335,192
Electronic Equipment, Instruments & Components — 0.2%
Flex Ltd. (a)	35,681	2,335,678
Entertainment — 0.6%
Netflix, Inc. (a)	13,754	1,322,447
Spotify Technology SA (a)	3,140	1,522,618
Walt Disney Co.	41,935	4,041,695
		6,886,760
Financial Services — 2.4%
Berkshire Hathaway, Inc. - Class B (a)	22,678	10,867,298
Equitable Holdings, Inc.	56,875	2,110,631
Mastercard, Inc. - Class A	28,598	14,289,277
		27,267,206
Food Products — 0.1%
Freshpet, Inc. (a)	16,432	968,831
Magnum Ice Cream Co. NV (a) (b)	12,530	187,323
		1,156,154
Gas Utilities — 0.2%
Atmos Energy Corp.	13,399	2,475,063
Ground Transportation — 0.2%
Knight-Swift Transportation Holdings, Inc.	36,923	2,126,026
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	14,335	1,471,775
Boston Scientific Corp. (a)	10,499	658,812
Dexcom, Inc. (a)	21,198	1,331,234
Edwards Lifesciences Corp. (a)	24,177	1,936,094
Intuitive Surgical, Inc. (a)	6,323	2,914,840
LivaNova PLC (a)	6,284	399,411
Medtronic PLC	6,759	585,667
STERIS PLC	4,034	892,039
Stryker Corp.	4,430	1,455,654
		11,645,526
Health Care Providers & Services — 0.7%
Alignment Healthcare, Inc. (a)	53,100	935,622
Cardinal Health, Inc.	11,754	2,483,738
Elevance Health, Inc.	4,615	1,351,041
Guardian Pharmacy Services, Inc. - Class A (a)	38,590	1,453,299
UnitedHealth Group, Inc.	5,103	1,380,821
		7,604,521
Security Description	Shares	Value
Health Care REITs — 0.5%
Welltower, Inc.	31,058	$6,140,477
Hotels, Restaurants & Leisure — 1.6%
DoorDash, Inc. - Class A (a)	15,993	2,401,349
Hyatt Hotels Corp. - Class A (b)	30,718	4,416,941
Marriott International, Inc. - Class A	13,717	4,486,419
Navan, Inc. - Class A (a) (b)	37,367	494,739
Royal Caribbean Cruises Ltd. (b)	9,787	2,693,187
Starbucks Corp. (b)	36,826	3,299,241
		17,791,876
Household Durables — 0.0%
Champion Homes, Inc. (a)	2,123	157,888
Insurance — 1.2%
Arch Capital Group Ltd. (a)	23,197	2,226,680
Chubb Ltd.	10,914	3,557,200
Everest Group Ltd.	5,108	1,669,550
Hamilton Insurance Group Ltd. - Class B	32,985	983,943
Marsh & McLennan Cos., Inc.	29,396	5,098,736
		13,536,109
Interactive Media & Services — 4.3%
Alphabet, Inc. - Class A	106,027	30,489,124
Meta Platforms, Inc. - Class A	32,208	18,427,163
		48,916,287
IT Services — 0.2%
Snowflake, Inc. - Class A (a)	16,983	2,561,376
Life Sciences Tools & Services — 0.6%
Bio-Techne Corp.	6,212	324,639
Danaher Corp.	8,951	1,697,110
ICON PLC (a)	9,133	1,010,658
Thermo Fisher Scientific, Inc.	1,992	979,128
Waters Corp. (a)	3,084	918,415
West Pharmaceutical Services, Inc.	5,357	1,342,678
		6,272,628
Machinery — 0.5%
IDEX Corp.	9,881	1,872,944
Middleby Corp. (a)	8,469	1,122,820
PACCAR, Inc.	25,033	2,891,311
		5,887,075
Media — 0.2%
EchoStar Corp. - Class A (a) (b)	3,889	455,285
New York Times Co. - Class A	28,231	2,363,782
		2,819,067
Metals & Mining — 0.3%
Newmont Corp.	11,211	1,213,591
Nucor Corp.	12,319	2,083,143
		3,296,734
BHFTII-130

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Multi-Utilities — 1.2%
CMS Energy Corp.	46,546	$3,611,039
Dominion Energy, Inc.	76,223	4,712,106
Sempra	54,812	5,326,082
		13,649,227
Oil, Gas & Consumable Fuels — 3.0%
Coterra Energy, Inc.	94,052	3,304,988
Exxon Mobil Corp.	100,591	17,066,269
Marathon Petroleum Corp.	13,307	3,249,303
Shell PLC (ADR) (b)	66,113	6,148,509
Targa Resources Corp.	18,833	4,721,998
		34,491,067
Personal Care Products — 0.3%
BellRing Brands, Inc. (a)	29,707	477,986
elf Beauty, Inc. (a)	4,109	249,046
Oddity Tech Ltd. - Class A (a)	7,889	105,555
Unilever PLC (ADR) (b)	52,493	2,990,526
		3,823,113
Pharmaceuticals — 2.7%
AstraZeneca PLC (ADR)	5,287	1,042,702
Elanco Animal Health, Inc. (a)	38,548	922,454
Eli Lilly & Co.	12,760	11,736,265
GSK PLC (ADR)	36,236	1,999,865
Haleon PLC (ADR) (b)	294,784	2,950,788
Johnson & Johnson	10,648	2,602,797
Merck & Co., Inc.	63,632	7,654,293
Structure Therapeutics, Inc. (ADR) (a)	17,504	843,693
VeraDermics, Inc. (a) (b)	9,357	590,894
		30,343,751
Professional Services — 0.1%
KBR, Inc.	34,204	1,260,759
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc. (a)	41,882	8,520,055
Broadcom, Inc.	71,823	22,229,937
KLA Corp.	3,594	5,291,842
Marvell Technology, Inc.	35,809	3,546,881
Micron Technology, Inc.	17,957	6,066,593
NVIDIA Corp.	349,357	60,927,861
		106,583,169
Software — 4.8%
Autodesk, Inc. (a)	8,281	1,982,472
Crowdstrike Holdings, Inc. - Class A (a)	3,705	1,446,469
Datadog, Inc. - Class A (a)	16,203	1,912,764
Microsoft Corp.	90,730	33,585,524
Oracle Corp.	13,296	1,955,975
Palantir Technologies, Inc. - Class A (a)	28,604	4,184,193
Palo Alto Networks, Inc. (a)	16,363	2,623,316
Samsara, Inc. - Class A (a)	75,378	2,388,729
SAP SE (ADR)	3,397	581,600
ServiceNow, Inc. (a)	6,211	649,360
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Synopsys, Inc. (a)	9,285	$3,681,317
		54,991,719
Specialty Retail — 0.4%
Lowe's Cos., Inc.	7,895	1,865,431
O'Reilly Automotive, Inc. (a)	15,812	1,459,606
Ross Stores, Inc.	7,937	1,719,392
		5,044,429
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	151,509	38,451,469
Tobacco — 0.4%
British American Tobacco PLC (ADR)	12,430	726,782
Philip Morris International, Inc.	24,700	4,083,898
		4,810,680
Trading Companies & Distributors — 0.7%
EquipmentShare.com, Inc. - Class A (a)	46,873	954,803
Ferguson Enterprises, Inc.	10,932	2,549,998
WESCO International, Inc.	10,429	2,853,583
WW Grainger, Inc.	1,212	1,322,062
		7,680,446
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	26,057	5,472,752
Total Common Stocks (Cost $595,740,241)		670,159,243

Agency Sponsored Mortgage-Backed Securities—17.0% of Net Assets
Agency Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp. REMICS
Zero Coupon, 11/15/36 (c)	5,732	4,838
1.000%, 02/25/51	369,667	322,421
1.750%, 10/15/42	106,058	92,659
2.000%, 07/25/50	106,749	94,279
2.088%, -1x SOFR30A + 5.750%, 05/25/55 (d) (e)	1,209,851	70,156
2.500%, 05/15/28 (d)	11,952	242
2.500%, 06/25/50 (d)	649,126	98,612
2.500%, 12/25/50 (d)	708,657	110,005
2.500%, 03/25/52	352,790	315,915
3.000%, 03/15/28 (d)	21,974	413
3.000%, 03/15/33 (d)	37,102	2,391
3.000%, 03/25/40	500,000	450,356
3.000%, 12/25/49 (d)	646,641	107,166
3.000%, 09/25/51 (d)	570,720	90,561
3.250%, 11/15/41	62,839	58,773
3.500%, 09/15/26 (d)	1,268	8
3.500%, 03/15/41 (d)	372	0
3.500%, 10/15/45	99,532	93,727
4.000%, 07/15/27 (d)	1,142	13
4.000%, 03/15/28 (d)	157	1
4.000%, 06/15/28 (d)	719	2
BHFTII-131

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
4.000%, 07/15/30 (d)	28,598	$1,350
4.000%, 05/25/40 (d)	221,363	32,489
4.000%, 09/15/41	252,174	243,445
4.000%, 03/25/45 (d)	459,972	74,261
4.750%, 07/15/39	132,392	133,381
5.000%, 09/15/33 (d)	51,719	6,371
5.000%, 02/15/48 (d)	86,139	16,680
5.000%, 08/25/52	250,650	251,103
5.500%, 08/15/33	12,284	12,646
5.500%, 07/15/36	30,511	31,309
5.500%, 06/15/46	44,619	45,795
5.500%, 12/25/51	315,814	317,692
6.500%, 07/15/36	22,783	23,508
6.500%, 04/15/39 (d)	172,747	30,672
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	389,720	328,696
3.500%, 11/25/57	342,545	328,425
3.500%, 08/25/58	187,236	177,036
3.500%, 10/25/58	703,679	647,548
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.562%, SOFR30A + 2.900%, 04/25/42 (144A) (e)	969,000	986,355
7.012%, SOFR30A + 3.350%, 05/25/42 (144A) (e)	495,000	505,519
7.012%, SOFR30A + 3.350%, 06/25/43 (144A) (e)	1,000,000	1,021,192
7.062%, SOFR30A + 3.400%, 10/25/41 (144A) (e)	1,115,000	1,127,021
7.162%, SOFR30A + 3.500%, 05/25/43 (144A) (e)	945,000	986,613
7.212%, SOFR30A + 3.550%, 08/25/42 (144A) (e)	155,000	159,365
7.312%, SOFR30A + 3.650%, 11/25/41 (144A) (e)	426,000	432,658
7.362%, SOFR30A + 3.700%, 09/25/42 (144A) (e)	425,000	438,281
7.662%, SOFR30A + 4.000%, 07/25/42 (144A) (e)	380,000	391,639
8.162%, SOFR30A + 4.500%, 06/25/42 (144A) (e)	600,000	622,404
Federal Home Loan Mortgage Corp. STRIPS
1.500%, 05/15/37 (d)	1,716,389	86,065
2.000%, 06/15/52 (d)	822,602	100,545
2.500%, 03/15/52 (d)	606,072	90,039
2.500%, 08/25/52 (d)	720,925	110,349
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.762%, SOFR30A + 3.100%, 10/25/41 (144A) (e)	174,400	176,051
6.812%, SOFR30A + 3.150%, 12/25/41 (144A) (e)	405,000	408,656
8.162%, SOFR30A + 4.500%, 01/25/42 (144A) (e)	860,000	882,178
Federal National Mortgage Association Interest STRIPS
2.000%, 09/25/39	98,220	88,196
2.000%, 03/25/52 (d)	771,726	96,548
2.500%, 06/25/52 (d)	666,166	100,576
2.500%, 09/25/52 (d)	695,289	108,135
4.000%, 05/25/27 (d)	1,546	13
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/36 (c)	5,625	4,885
Zero Coupon, 06/25/41 (c)	66,037	50,223
1.750%, 12/25/42	148,937	135,188
2.000%, 03/25/50	298,220	256,391
2.083%, 05/25/46 (d) (e)	118,733	5,610
2.086%, 04/25/55 (d) (e)	126,700	5,551
2.178%, -1x SOFR30A + 5.840%, 03/25/55 (d) (e)	754,601	41,272
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
2.224%, 08/25/44 (d) (e)	96,407	$5,589
2.247%, 06/25/55 (d) (e)	91,711	4,315
2.288%, -1x SOFR30A + 5.950%, 10/25/54 (d) (e)	1,099,019	62,604
2.500%, 06/25/28 (d)	10,114	190
2.500%, 02/25/51 (d)	658,178	111,615
3.000%, 09/25/27 (d)	4,936	63
3.000%, 01/25/28 (d)	22,293	197
3.000%, 08/25/49	207,641	188,445
3.000%, 10/25/50 (d)	530,604	95,489
3.500%, 05/25/27 (d)	8,993	82
3.500%, 10/25/27 (d)	11,712	216
3.500%, 05/25/30 (d)	31,280	1,392
3.500%, 08/25/30 (d)	6,857	201
3.500%, 02/25/31 (d)	312	2
3.500%, 03/25/34 (d)	283,595	7,168
3.500%, 09/25/35 (d)	41,553	3,500
3.500%, 11/25/39 (d)	254,806	21,217
3.500%, 04/25/46	185,996	155,699
3.500%, 10/25/46 (d)	58,159	10,749
3.500%, 12/25/58	439,094	395,687
4.000%, 03/25/42 (d)	25,091	2,465
4.000%, 11/25/42 (d)	11,888	1,017
4.000%, 02/25/50 (d)	933,192	194,708
4.000%, 06/25/50 (d)	482,374	93,260
4.000%, 09/25/50 (d)	567,034	113,757
4.000%, 11/25/50 (d)	487,887	98,824
5.000%, 12/25/43 (d)	208,957	39,866
5.000%, 07/25/47	618,314	617,760
5.000%, 06/25/48 (d)	210,088	29,078
5.000%, 12/25/51	358,769	358,232
5.500%, 04/25/35	126,530	129,853
5.500%, 04/25/37	33,517	34,485
5.500%, 11/25/40 (d)	174,360	18,960
5.500%, 09/25/44 (d)	145,171	24,287
5.500%, 06/25/48 (d)	160,508	28,702
5.500%, 02/25/52	271,123	273,506
5.500%, 03/25/52	323,187	326,077
5.500%, 04/25/52	312,380	317,723
5.514%, 05/25/42 (d) (e)	1,915	190
6.000%, 01/25/42 (d)	64,169	2,676
Government National Mortgage Association REMICS
0.645%, 02/16/53 (d) (e)	596,282	8,751
2.500%, 12/16/39	61,516	58,566
2.500%, 07/20/41	145,989	132,786
2.500%, 10/20/49	525,780	469,181
3.000%, 09/20/28 (d)	6,419	24
3.000%, 05/20/35 (d)	249,260	10,464
3.000%, 02/16/43 (d)	44,323	5,692
3.500%, 02/16/27 (d)	769	2
3.500%, 03/20/27 (d)	4,702	11
3.500%, 10/20/29 (d)	117,318	4,972
3.500%, 07/20/40 (d)	3,367	13
3.500%, 04/20/42 (d)	33,003	755
3.500%, 10/20/42 (d)	238,107	32,819
3.500%, 07/20/43 (d)	73,761	11,089
BHFTII-132

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
4.000%, 12/16/26 (d)	31	$0
4.000%, 05/20/29 (d)	6,850	217
4.000%, 05/16/42 (d)	15,662	1,202
4.000%, 09/16/42 (d)	450,663	92,407
4.000%, 01/20/44 (d)	20,227	3,825
4.000%, 11/20/44 (d)	266,512	36,036
4.000%, 03/20/47 (d)	134,008	21,350
4.500%, 08/20/45 (d)	264,652	48,893
4.500%, 05/20/48 (d)	224,055	32,230
5.000%, 02/16/40 (d)	163,643	31,502
5.000%, 10/16/41 (d)	63,253	10,419
5.000%, 12/20/43 (d)	195,034	38,374
5.000%, 01/16/47 (d)	36,791	6,859
5.500%, 03/20/39 (d)	86,885	5,016
5.500%, 02/16/47 (d)	90,758	11,464
5.500%, 02/20/47 (d)	62,338	8,724
6.000%, 09/20/40 (d)	117,549	18,242
6.000%, 02/20/46 (d)	105,609	11,951
		18,916,145
Agency Mortgage-Backed Securities — 15.4%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/36	90,403	83,239
2.000%, 12/01/40	57,192	50,330
2.000%, 05/01/41	390,138	341,217
2.000%, 12/01/41	421,678	367,353
2.000%, 09/01/50	187,504	154,029
2.000%, 10/01/50	366,523	298,510
2.000%, 02/01/51	557,211	455,278
2.000%, 03/01/51	1,310,230	1,068,280
2.000%, 04/01/51	635,454	515,846
2.000%, 05/01/51	338,819	279,298
2.000%, 08/01/51	141,932	115,356
2.000%, 11/01/51	144,619	118,409
2.000%, 04/01/52	560,069	459,408
2.500%, 05/01/50	185,819	159,470
2.500%, 06/01/50	230,393	197,120
2.500%, 07/01/50	982,601	841,644
2.500%, 09/01/50	368,752	315,876
2.500%, 11/01/50	399,350	340,556
2.500%, 02/01/51	122,923	105,555
2.500%, 03/01/51	316,144	268,689
2.500%, 05/01/51	157,145	134,006
2.500%, 07/01/51	156,204	132,776
2.500%, 08/01/51	119,899	102,531
2.500%, 10/01/51	234,108	199,092
2.500%, 04/01/52	772,071	653,835
3.000%, 07/01/28	62,125	61,360
3.000%, 08/01/29	36,623	36,083
3.000%, 10/01/32	114,326	110,998
3.000%, 04/01/33	119,149	115,778
3.000%, 11/01/36	270,875	257,051
3.000%, 01/01/37	182,536	173,105
3.000%, 12/01/44	3,871	3,535
3.000%, 08/01/46	341,356	308,398
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 10/01/46	349,065	$315,048
3.000%, 11/01/46	765,052	691,452
3.000%, 12/01/46	228,834	206,910
3.000%, 01/01/47	214,808	192,982
3.000%, 05/01/52	238,528	212,224
3.500%, 08/01/34	133,993	130,585
3.500%, 08/01/42	37,819	35,792
3.500%, 11/01/42	53,381	50,421
3.500%, 06/01/46	38,000	35,687
3.500%, 10/01/47	210,404	196,029
3.500%, 12/01/47	82,184	76,576
3.500%, 03/01/48	190,124	178,134
3.500%, 12/01/48	126,423	117,593
4.000%, 05/01/42	166,875	161,373
4.000%, 08/01/42	48,174	46,557
4.000%, 09/01/42	62,106	60,025
4.000%, 07/01/44	2,390	2,357
4.000%, 02/01/46	45,552	43,851
4.000%, 04/01/47	27,484	26,513
4.000%, 09/01/48	26,395	25,310
4.000%, 04/01/49	522,624	499,717
4.000%, 05/01/49	99,610	95,911
4.000%, 07/01/49	391,623	375,808
4.500%, 09/01/43	27,752	27,278
4.500%, 11/01/43	222,243	219,566
5.000%, 05/01/39	1,789	1,801
5.000%, 07/01/40	217,257	218,955
5.000%, 06/01/41	116,892	118,284
5.000%, 11/01/52	253,017	251,678
5.000%, 12/01/52	291,213	288,634
5.000%, 04/01/53	199,264	198,347
5.500%, 07/01/33	24,950	25,301
5.500%, 12/01/37	729,324	744,155
5.500%, 04/01/39	12,187	12,557
5.500%, 06/01/41	46,193	47,646
5.500%, 02/01/53	456,865	461,379
5.500%, 09/01/54	981,121	986,065
5.500%, 10/01/54	81,668	82,092
5.500%, 06/01/55	581,233	590,503
5.500%, 12/01/55	4,570,161	4,594,150
6.000%, 11/01/52	231,846	237,992
6.000%, 12/01/52	263,310	271,917
6.000%, 03/01/53	130,879	135,773
6.000%, 06/01/54	954,219	979,015
6.000%, 08/01/54	910,541	932,530
6.025%, 1Y RFUCCT + 1.900%, 02/01/41 (e)	2,666	2,742
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.370%, 12/25/33 (d) (e)	1,464,974	39,780
0.585%, 03/25/27 (d) (e)	3,756,665	15,076
0.604%, 10/25/26 (d) (e)	980,976	1,842
0.725%, 06/25/27 (d) (e)	2,180,533	13,658
0.866%, 11/25/30 (d) (e)	936,830	31,171
1.012%, 10/25/30 (d) (e)	1,609,393	59,457
1.106%, 01/25/30 (d) (e)	2,366,615	82,835
BHFTII-133

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
1.109%, 06/25/30 (d) (e)	2,991,716	$118,667
1.426%, 05/25/30 (d) (e)	2,309,031	116,450
1.562%, 05/25/30 (d) (e)	1,450,208	78,015
Federal National Mortgage Association
1.500%, 09/01/51	1,715,113	1,325,467
2.000%, 05/01/36	136,368	125,463
2.000%, 08/01/36	286,228	263,512
2.000%, 09/01/40	224,793	198,332
2.000%, 12/01/40	843,148	741,104
2.000%, 04/01/41	255,843	224,750
2.000%, 05/01/41	79,284	69,540
2.000%, 10/01/41	309,112	269,035
2.000%, 02/01/42	198,511	174,137
2.000%, 12/01/50	511,062	416,122
2.000%, 01/01/51	280,720	231,771
2.000%, 02/01/51	1,515,552	1,233,534
2.000%, 03/01/51	1,683,095	1,364,134
2.000%, 04/01/51	3,043,681	2,473,199
2.000%, 05/01/51	348,239	282,766
2.000%, 07/01/51	109,588	89,041
2.250%, 04/01/33	200,057	176,206
2.500%, 06/01/40	501,416	455,756
2.500%, 04/01/50	202,724	172,881
2.500%, 06/01/50	229,957	196,334
2.500%, 07/01/50	38,196	32,406
2.500%, 09/01/50	369,272	313,923
2.500%, 10/01/50	606,556	521,026
2.500%, 01/01/51	267,549	229,790
2.500%, 05/01/51	2,996,532	2,565,555
2.500%, 07/01/51	302,535	257,990
2.500%, 08/01/51	153,121	131,981
2.500%, 09/01/51	189,546	162,091
2.500%, 10/01/51	1,415,274	1,207,446
2.500%, 11/01/51	2,783,678	2,387,826
2.500%, 12/01/51	345,219	296,283
2.500%, 01/01/52	343,454	293,530
2.500%, 03/01/52	514,542	435,598
2.500%, 04/01/52	356,090	305,462
2.500%, 01/01/57	464,454	393,222
3.000%, 07/01/28	94,976	93,903
3.000%, 02/01/31	25,274	24,715
3.000%, 08/01/33	81,457	79,166
3.000%, 03/01/37	213,553	202,519
3.000%, 02/01/43	254,742	233,413
3.000%, 03/01/43	316,287	289,668
3.000%, 04/01/43	303,813	278,240
3.000%, 05/01/43	802,828	735,319
3.000%, 06/01/43	455,679	418,359
3.000%, 02/01/50	159,065	142,762
3.000%, 08/01/50	544,088	482,166
3.000%, 10/01/50	215,712	190,153
3.000%, 12/01/50	315,209	277,911
3.000%, 04/01/51	118,589	104,868
3.000%, 05/01/51	280,822	252,603
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 08/01/51	143,563	$128,284
3.000%, 10/01/51	96,462	85,808
3.000%, 11/01/51	792,008	701,783
3.000%, 12/01/51	430,266	380,934
3.000%, 01/01/52	210,307	186,372
3.000%, 04/01/52	205,856	182,756
3.000%, 05/01/52	305,086	271,117
3.500%, 03/01/43	10,060	9,513
3.500%, 05/01/43	25,579	24,073
3.500%, 07/01/43	52,391	49,359
3.500%, 08/01/43	519,410	490,510
3.500%, 10/01/44	97,528	91,801
3.500%, 02/01/45	98,023	92,044
3.500%, 01/01/46	115,199	108,190
3.500%, 03/01/46	86,195	80,940
3.500%, 09/01/46	167,402	156,790
3.500%, 10/01/46	73,113	68,366
3.500%, 11/01/46	71,026	66,672
3.500%, 12/01/46	410,336	386,860
3.500%, 05/01/47	146,154	137,054
3.500%, 09/01/47	315,432	294,401
3.500%, 12/01/47	44,208	41,488
3.500%, 01/01/48	185,892	172,822
3.500%, 02/01/48	754,081	706,701
3.500%, 07/01/48	226,079	211,886
3.500%, 11/01/48	48,145	44,861
3.500%, 04/01/52	486,693	450,873
3.500%, 09/01/57	781,565	711,075
3.500%, 05/01/58	445,723	405,523
3.920%, 10/01/30	360,000	355,095
3.955%, 11/01/30	360,218	355,600
4.000%, 04/01/26	12	12
4.000%, 02/01/29	1,281	1,278
4.000%, 10/01/40	217,156	209,734
4.000%, 11/01/40	77,735	75,086
4.000%, 12/01/40	58,683	56,678
4.000%, 02/01/41	27,220	26,099
4.000%, 03/01/41	71,504	69,060
4.000%, 06/01/41	219,891	215,774
4.000%, 08/01/42	40,325	38,921
4.000%, 09/01/42	74,700	72,123
4.000%, 03/01/45	9,074	8,738
4.000%, 07/01/45	59,526	57,320
4.000%, 03/01/46	60,274	58,089
4.000%, 05/01/46	16,628	15,959
4.000%, 06/01/46	76,030	73,019
4.000%, 04/01/47	74,487	71,482
4.000%, 10/01/47	310,838	297,890
4.000%, 06/01/48	561,679	536,773
4.000%, 09/01/48	98,837	94,659
4.000%, 01/01/49	353,804	339,333
4.000%, 04/01/49	668,621	635,057
4.000%, 08/01/49	25,320	24,406
4.000%, 04/01/50	454,077	435,797
4.000%, 08/01/51	74,446	71,840
BHFTII-134

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 06/01/52	303,331	$288,750
4.120%, 11/01/30	571,400	568,084
4.210%, 01/01/31	240,000	239,598
4.390%, 04/01/29	649,470	653,671
4.420%, 11/01/30	524,000	526,499
4.500%, 06/01/26	111	110
4.500%, 12/01/37	189,166	189,745
4.500%, 10/01/40	152,305	150,731
4.500%, 09/01/41	18,719	18,525
4.500%, 10/01/41	79,509	78,687
4.500%, 08/01/42	19,050	18,853
4.500%, 09/01/43	341,579	335,224
4.500%, 10/01/43	62,670	60,999
4.500%, 12/01/43	50,724	50,042
4.500%, 01/01/44	108,062	106,249
4.500%, 04/01/49	100,515	98,544
4.500%, 01/01/51	483,610	467,561
4.520%, 10/01/30	286,000	288,528
4.750%, 04/01/28	95,000	95,806
5.000%, 07/01/41	12,687	12,822
5.000%, 08/01/41	5,266	5,318
5.000%, 09/01/52	494,312	489,985
5.000%, 10/01/52	890,767	883,571
5.000%, 11/01/52	1,156,861	1,147,007
5.000%, 04/01/53	979,444	968,157
5.065%, 12/01/28	490,000	500,938
5.500%, 08/01/28	5,587	5,661
5.500%, 04/01/33	9,881	10,081
5.500%, 08/01/37	60,997	62,160
5.500%, 11/01/39	323,037	329,383
5.500%, 08/01/40	718,435	733,065
5.500%, 04/01/41	6,478	6,625
5.500%, 10/01/52	265,726	268,663
5.500%, 11/01/52	793,883	802,716
5.500%, 12/01/52	905,254	914,517
5.500%, 01/01/53	585,210	592,218
5.500%, 06/01/53	448,991	453,387
5.500%, 11/01/53	232,823	234,543
5.875%, 1Y RFUCCT + 1.750%, 03/01/41 (e)	2,278	2,345
6.000%, 02/01/34	40,302	41,696
6.000%, 08/01/34	22,099	22,838
6.000%, 04/01/35	178,752	184,094
6.000%, 02/01/38	15,156	15,900
6.000%, 03/01/38	6,480	6,798
6.000%, 05/01/38	16,450	17,258
6.000%, 10/01/38	4,460	4,652
6.000%, 12/01/38	6,730	7,060
6.000%, 05/01/53	282,827	292,740
6.000%, 12/01/53	835,720	854,897
6.000%, 01/01/54	390,900	399,285
6.000%, 02/01/54	642,243	656,072
6.000%, 09/01/54	278,562	284,343
6.377%, 1Y RFUCCT + 1.777%, 06/01/41 (e)	13,455	13,899
6.500%, 05/01/40	115,344	122,267
6.638%, 1Y RFUCCT + 1.821%, 09/01/41 (e)	15,279	15,943
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association-ACES
0.299%, 01/25/30 (d) (e)	1,613,290	$12,514
1.130%, 06/25/34 (d) (e)	3,598,238	197,700
1.453%, 05/25/29 (d) (e)	1,756,791	50,916
Government National Mortgage Association
2.000%, 10/20/50	543,160	449,217
2.000%, 12/20/50	904,242	747,420
2.000%, 02/20/52	2,098,141	1,734,263
2.000%, 05/20/52	707,670	584,939
2.000%, 07/20/54	398,907	330,073
2.500%, 11/20/49	408,504	353,953
2.500%, 03/20/51	324,529	279,370
2.500%, 04/20/51	1,548,479	1,333,157
2.500%, 09/20/51	433,856	373,642
2.500%, 10/20/51	1,453,194	1,251,047
2.500%, 02/20/52	1,629,474	1,402,804
2.500%, 04/20/52	1,973,701	1,699,145
3.000%, 12/15/44	15,221	13,711
3.000%, 04/15/45	144,188	129,529
3.000%, 07/15/45	6,165	5,538
3.000%, 04/20/51	1,501,648	1,341,570
3.000%, 09/20/51	152,247	136,033
3.000%, 12/20/51	1,384,333	1,237,086
3.000%, 07/20/52	338,162	302,456
3.500%, 03/20/44	214,267	202,795
3.500%, 06/20/46	248,092	232,352
3.500%, 07/20/46	58,785	54,965
3.500%, 10/20/46	63,802	60,024
3.500%, 02/20/47	286,388	269,366
3.500%, 08/20/47	51,542	48,579
3.500%, 11/20/47	57,895	54,405
3.500%, 03/20/48	73,479	68,869
3.500%, 02/20/49	222,841	208,725
3.500%, 07/20/49	211,650	197,725
3.500%, 01/20/51	59,724	55,630
3.500%, 04/20/52	171,365	158,703
3.500%, 06/20/52	499,279	461,772
3.500%, 01/20/53	608,489	564,309
3.875%, 08/15/42	158,728	151,891
4.000%, 09/15/42	215,269	206,905
4.000%, 08/20/45	213,115	203,651
4.000%, 11/20/47	66,983	63,105
4.000%, 03/20/48	171,513	161,750
4.000%, 07/20/48	569,816	542,941
4.000%, 08/20/52	583,317	551,326
4.500%, 04/15/41	142,479	141,375
4.500%, 02/15/42	290,602	287,108
4.500%, 01/20/46	27,540	27,217
4.500%, 05/20/52	45,415	44,246
4.500%, 08/20/52	201,204	195,964
4.500%, 09/20/52	185,500	180,641
4.500%, 10/20/52	832,796	811,366
4.500%, 11/20/54	1,156,217	1,119,162
4.500%, 12/20/54	1,137,222	1,100,075
5.000%, 12/15/38	10,672	10,895
5.000%, 04/15/39	214,411	218,884
BHFTII-135

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
5.000%, 07/15/39	14,198	$14,495
5.000%, 10/20/39	4,678	4,784
5.000%, 05/20/40	178,566	181,857
5.000%, 06/20/40	142,546	145,608
5.000%, 07/20/40	56,091	57,158
5.000%, 11/20/49	202,222	203,639
5.500%, 12/15/40	111,933	116,376
6.000%, 09/20/55	1,042,349	1,060,507
Government National Mortgage Association, TBA
2.500%, TBA (f)	1,721,000	1,480,329
5.500%, TBA (f)	5,355,000	5,389,105
6.000%, TBA (f)	1,093,000	1,111,369
Uniform Mortgage-Backed Security, TBA
3.000%, TBA (f)	376,000	305,882
3.500%, TBA (f)	425,000	389,574
4.000%, TBA (f)	1,575,000	1,591,705
4.500%, TBA (f)	14,559,000	14,069,357
5.000%, TBA (f)	10,215,000	10,070,791
5.500%, TBA (f)	27,649,000	27,801,638
6.000%, TBA (f)	13,317,000	13,564,770
		175,124,691
Total Agency Sponsored Mortgage-Backed Securities (Cost $200,651,047)		194,040,836

U.S. Treasury & Government Agencies—13.8%
U.S. Treasury — 13.8%
U.S. Treasury Bonds
1.250%, 05/15/50	9,605,000	4,558,248
1.375%, 11/15/40	10,420,000	6,711,945
1.625%, 11/15/50	3,460,000	1,805,282
1.875%, 02/15/41	2,075,000	1,437,505
2.250%, 05/15/41	1,525,000	1,111,165
2.250%, 08/15/46	910,000	593,171
2.375%, 11/15/49	1,385,000	882,343
2.500%, 02/15/45	1,685,000	1,181,672
2.875%, 08/15/45 (g) (h)	19,040,000	14,136,456
2.875%, 11/15/46	1,200,000	877,172
3.000%, 02/15/47	6,040,000	4,500,272
3.000%, 08/15/52	2,540,000	1,805,583
3.125%, 05/15/48	6,365,000	4,789,911
3.375%, 08/15/42	2,385,000	1,992,127
3.375%, 11/15/48	3,805,000	2,981,723
3.625%, 08/15/43	3,785,000	3,232,479
3.625%, 05/15/53	1,650,000	1,323,029
4.125%, 08/15/53	1,595,000	1,398,740
4.250%, 05/15/39	475,000	461,028
4.500%, 08/15/39	685,000	678,471
4.500%, 11/15/54	6,295,000	5,880,907
4.625%, 02/15/55	2,365,000	2,255,711
4.875%, 08/15/45 (b)	2,050,000	2,043,274
U.S. Treasury Inflation-Indexed Bonds
0.625%, 02/15/43 (i)	657,752	484,352
0.750%, 02/15/42 (i)	4,785,506	3,685,222
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation-Indexed Bonds
1.375%, 02/15/44 (i)	3,697,837	$3,054,219
U.S. Treasury Notes
1.875%, 02/28/29 (b)	12,195,000	11,544,282
3.375%, 05/15/33 (b)	1,025,000	976,433
3.500%, 02/15/33	1,580,000	1,520,256
3.625%, 12/31/30	9,160,000	9,035,481
3.750%, 06/30/30 (b)	7,515,000	7,466,270
3.875%, 08/31/32	3,755,000	3,707,916
4.000%, 02/15/34	23,075,000	22,761,324
4.125%, 11/30/31	1,220,000	1,225,957
4.250%, 11/15/34	9,190,000	9,187,487
4.375%, 01/31/32	7,525,000	7,653,160
4.500%, 11/15/33	3,825,000	3,904,190
4.625%, 05/31/31	4,045,000	4,164,928
Total U.S. Treasury & Government Agencies (Cost $179,629,931)		157,009,691

Corporate Bonds & Notes—6.9%
Advertising — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.375%, 02/15/31 (144A)	220,000	229,397
Aerospace/Defense — 0.1%
Boeing Co.
2.950%, 02/01/30	125,000	117,634
3.200%, 03/01/29	80,000	77,160
5.150%, 05/01/30	295,000	299,938
5.705%, 05/01/40	464,000	464,730
6.388%, 05/01/31	80,000	85,307
		1,044,769
Agriculture — 0.1%
BAT Capital Corp.
5.834%, 02/20/31	115,000	120,345
Philip Morris International, Inc.
4.375%, 11/01/27	115,000	115,281
4.750%, 11/01/31	185,000	185,841
5.125%, 02/15/30	385,000	392,831
5.125%, 02/13/31	410,000	419,338
5.375%, 02/15/33	115,000	118,190
5.625%, 11/17/29	90,000	93,544
5.625%, 09/07/33	50,000	52,168
		1,497,538
Airlines — 0.0%
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A)	120,000	113,407
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios U.S. Finance Co.
4.750%, 06/15/31 (EUR)	240,000	272,374
BHFTII-136

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Parts & Equipment—(Continued)
Forvia SE
6.750%, 09/15/33 (144A) (b)	200,000	$195,278
		467,652
Banks — 0.9%
Bank of America Corp.
2.972%, SOFR + 1.330%, 02/04/33 (e)	450,000	407,346
4.376%, SOFR + 1.580%, 04/27/28 (e)	475,000	474,651
Citigroup, Inc.
4.503%, SOFR + 1.171%, 09/11/31 (e)	595,000	588,237
CrediaBank SA
9.375%, 5Y EUR Swap + 7.277%, 01/31/31 (EUR) (e)	100,000	120,792
Goldman Sachs Group, Inc.
2.615%, SOFR + 1.281%, 04/22/32 (e)	260,000	233,546
4.692%, SOFR + 1.135%, 10/23/30 (e)	365,000	365,286
5.049%, SOFR + 1.210%, 07/23/30 (e)	215,000	217,590
5.218%, SOFR + 1.580%, 04/23/31 (e)	145,000	147,445
HSBC Holdings PLC
4.619%, SOFR + 1.190%, 11/06/31 (e)	200,000	197,222
4.675%, SOFR + 1.210%, 03/10/32 (e)	365,000	360,163
5.240%, SOFR + 1.570%, 05/13/31 (e)	400,000	405,634
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (b) (e)	145,000	128,892
2.580%, 3M TSFR + 1.250%, 04/22/32 (e)	110,000	99,403
3.509%, 3M TSFR + 1.207%, 01/23/29 (e)	305,000	300,071
4.005%, 3M TSFR + 1.382%, 04/23/29 (e)	90,000	89,288
4.255%, SOFR + 0.930%, 10/22/31 (e)	435,000	428,205
4.505%, SOFR + 0.860%, 10/22/28 (e)	385,000	384,918
4.946%, SOFR + 1.340%, 10/22/35 (e)	65,000	64,287
4.995%, SOFR + 1.125%, 07/22/30 (e)	395,000	400,608
5.103%, SOFR + 1.435%, 04/22/31 (e)	425,000	432,717
5.299%, SOFR + 1.450%, 07/24/29 (e)	375,000	381,999
5.336%, SOFR + 1.620%, 01/23/35 (e)	345,000	350,295
5.576%, SOFR + 1.635%, 07/23/36 (e)	55,000	55,699
5.581%, SOFR + 1.160%, 04/22/30 (e)	245,000	252,513
Metro Bank Holdings PLC
12.000%, 1Y UKG + 7.814%, 04/30/29 (GBP) (e)	150,000	222,368
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	225,000	194,836
1.928%, SOFR + 1.020%, 04/28/32 (e)	280,000	242,709
4.238%, SOFR + 0.800%, 01/09/30 (e)	530,000	524,652
4.431%, 3M TSFR + 1.890%, 01/23/30 (e)	50,000	49,775
4.708%, SOFR + 1.195%, 03/12/32 (e)	170,000	168,855
5.164%, SOFR + 1.590%, 04/20/29 (e)	60,000	60,691
5.230%, SOFR + 1.108%, 01/15/31 (e)	90,000	91,384
5.449%, SOFR + 1.630%, 07/20/29 (e)	115,000	117,050
5.466%, SOFR + 1.730%, 01/18/35 (e)	100,000	101,653
5.656%, SOFR + 1.260%, 04/18/30 (e)	235,000	241,750
5.831%, SOFR + 1.580%, 04/19/35 (e)	195,000	202,447
6.407%, SOFR + 1.830%, 11/01/29 (e)	75,000	78,277
Morgan Stanley Private Bank NA
4.213%, SOFR + 0.762%, 02/08/30 (e)	585,000	579,076
Wells Fargo & Co.
4.897%, SOFR + 2.100%, 07/25/33 (e)	270,000	268,619
5.574%, SOFR + 1.740%, 07/25/29 (e)	70,000	71,608
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
6.491%, SOFR + 2.060%, 10/23/34 (e)	95,000	$102,862
		10,205,419
Beverages — 0.1%
Keurig Dr. Pepper, Inc.
2.250%, 03/15/31	446,000	393,957
3.200%, 05/01/30	28,000	26,254
3.950%, 04/15/29	155,000	151,842
4.050%, 04/15/32	220,000	208,128
4.600%, 05/15/30	26,000	25,730
5.150%, 05/15/35	25,000	24,366
5.200%, 03/15/31	154,000	155,687
5.300%, 03/15/34	127,000	125,917
		1,111,881
Biotechnology — 0.0%
Royalty Pharma PLC
5.200%, 09/25/35 (b)	210,000	207,256
Building Materials — 0.0%
CP Atlas Buyer, Inc.
9.750%, 07/15/30 (144A)	110,000	103,156
12.750%, 5.750% PIK, 01/15/31 (144A) (j)	61,600	47,547
JH North America Holdings, Inc.
6.125%, 07/31/32 (144A)	170,000	169,322
		320,025
Chemicals — 0.1%
Celanese U.S. Holdings LLC
6.500%, 04/15/30 (b)	120,000	122,459
7.000%, 02/15/31	20,000	20,536
7.375%, 02/15/34	60,000	61,471
Itelyum Regeneration SpA
5.750%, 04/15/30 (EUR)	300,000	342,037
Olympus Water U.S. Holding Corp.
6.250%, 10/01/29 (144A)	200,000	189,008
Tronox, Inc.
4.625%, 03/15/29 (144A) (b)	150,000	120,106
		855,617
Commercial Services — 0.1%
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A) (b)	220,000	226,867
Element Fleet Management Corp.
4.641%, 11/24/30 (144A) (b)	450,000	443,656
		670,523
Computers — 0.0%
McAfee Corp.
7.375%, 02/15/30 (144A)	250,000	206,548
Diversified Financial Services — 0.2%
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30 (144A)	250,000	238,285
BHFTII-137

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Equitable America Global Funding
4.700%, 09/15/32 (144A)	110,000	$106,834
Freedom Mortgage Holdings LLC
7.875%, 04/01/33 (144A)	120,000	112,509
9.250%, 02/01/29 (144A)	110,000	111,495
goeasy Ltd.
6.875%, 02/15/31 (144A) (b)	125,000	100,563
RFNA LP
7.875%, 02/15/30 (144A) (b)	200,000	191,139
Synchrony Financial
2.875%, 10/28/31	190,000	165,758
4.947%, SOFR + 1.530%, 02/25/32 (e)	180,000	174,691
5.450%, SOFR + 1.680%, 03/06/31 (e)	235,000	234,805
6.000%, SOFR + 2.070%, 07/29/36 (b) (e)	385,000	379,734
		1,815,813
Electric — 1.3%
AES Andes SA
6.250%, 03/14/32 (144A)	205,000	210,267
Alabama Power Co.
3.450%, 10/01/49	245,000	170,283
4.150%, 08/15/44	130,000	105,795
Arizona Public Service Co.
5.700%, 08/15/34	180,000	186,289
Clearway Energy Operating LLC
3.750%, 02/15/31 (144A)	130,000	120,377
4.750%, 03/15/28 (144A)	120,000	118,399
5.750%, 01/15/34 (144A)	25,000	24,568
Cleco Corporate Holdings LLC
3.375%, 09/15/29	85,000	79,454
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51	250,000	163,074
5.500%, 03/15/55	110,000	104,532
5.750%, 11/15/55	150,000	148,051
Dominion Energy, Inc.
6.000%, 5Y H15 + 2.262%, 02/15/56 (e)	430,000	427,260
Duke Energy Carolinas LLC
4.250%, 12/15/41	205,000	175,847
Duke Energy Corp.
2.550%, 06/15/31 (b)	340,000	305,689
3.300%, 06/15/41	90,000	67,670
4.500%, 08/15/32	40,000	39,370
4.950%, 09/15/35	540,000	526,416
5.450%, 06/15/34 (b)	50,000	51,107
Duke Energy Florida LLC
1.750%, 06/15/30	245,000	219,228
4.850%, 12/01/35	55,000	53,982
Duke Energy Indiana LLC
2.750%, 04/01/50	145,000	88,138
Duke Energy Progress LLC
4.375%, 03/30/44	320,000	271,496
5.550%, 03/15/55	60,000	57,962
Edison International
4.800%, 03/15/31	265,000	258,685
5.250%, 03/15/32	74,000	73,239
6.250%, 03/15/30	325,000	336,703
Security Description	Principal Amount*	Value

Electric—(Continued)
Eversource Energy
4.450%, 12/15/30	355,000	$350,166
5.125%, 05/15/33	400,000	398,666
Georgia Power Co.
4.300%, 03/15/42	70,000	60,393
4.550%, 03/15/30	65,000	65,257
4.850%, 03/15/31 (b)	490,000	496,093
Jersey Central Power & Light Co.
5.100%, 01/15/35 (b)	55,000	54,976
NSTAR Electric Co.
5.200%, 03/01/35	100,000	100,623
5.400%, 06/01/34	90,000	91,992
Ohio Edison Co.
5.500%, 01/15/33 (144A)	95,000	97,804
Pacific Gas & Electric Co.
2.500%, 02/01/31	580,000	519,799
3.300%, 08/01/40	85,000	63,568
3.500%, 08/01/50	90,000	59,507
4.300%, 03/15/45	107,000	83,575
4.550%, 07/01/30	225,000	221,950
4.600%, 06/15/43	45,000	37,026
4.750%, 02/15/44	85,000	70,820
5.050%, 10/15/32	110,000	109,285
5.800%, 05/15/34	600,000	614,814
5.900%, 06/15/32	180,000	186,377
6.100%, 01/15/29	85,000	87,956
6.150%, 01/15/33	236,000	246,761
6.700%, 04/01/53	50,000	51,754
6.750%, 01/15/53	250,000	259,397
PacifiCorp
4.125%, 01/15/49	86,000	63,045
5.450%, 04/15/33	100,000	100,321
5.800%, 04/15/36	80,000	80,641
PG&E Corp.
6.850%, 5Y H15 + 3.225%, 09/15/56 (e)	195,000	192,685
Pinnacle West Capital Corp.
4.900%, 05/15/28	293,000	295,203
5.150%, 05/15/30	257,000	260,779
Public Service Co. of Oklahoma
5.200%, 01/15/35	460,000	457,571
Public Service Enterprise Group, Inc.
5.450%, 04/01/34	35,000	35,528
6.125%, 10/15/33	110,000	116,506
Puget Energy, Inc.
5.725%, 03/15/35	660,000	664,802
Southern California Edison Co.
2.250%, 06/01/30	110,000	99,512
3.650%, 02/01/50	50,000	34,293
3.900%, 03/15/43	40,000	30,203
4.000%, 04/01/47	233,000	173,102
4.125%, 03/01/48	309,000	231,270
5.150%, 06/01/29	230,000	233,231
5.450%, 06/01/52	179,000	158,606
5.700%, 03/01/53	170,000	156,067
5.875%, 12/01/53	100,000	94,565
5.900%, 03/01/55	21,000	20,016
BHFTII-138

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
6.000%, 01/15/34	90,000	$93,830
Southern Power Co.
4.900%, 10/01/35	170,000	164,406
Southwestern Electric Power Co.
5.200%, 04/01/36	90,000	88,501
5.300%, 04/01/33	25,000	25,351
5.900%, 04/01/56	135,000	131,376
Trans-Allegheny Interstate Line Co.
5.000%, 01/15/31 (144A)	100,000	101,583
Virginia Electric & Power Co.
2.450%, 12/15/50	91,000	50,724
4.200%, 05/15/45	20,000	16,027
4.900%, 09/15/35	105,000	102,730
4.950%, 03/15/36	780,000	760,339
5.150%, 03/15/35	105,000	104,791
WEC Energy Group, Inc.
4.750%, 01/15/28	290,000	292,122
Xcel Energy, Inc.
4.750%, 03/21/28	170,000	170,873
5.600%, 04/15/35	180,000	182,926
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29 (144A) (b)	250,000	257,291
		14,753,256
Electronics — 0.0%
Imola Merger Corp.
4.750%, 05/15/29 (144A)	250,000	242,983
Entertainment — 0.1%
Cinemark USA, Inc.
7.000%, 08/01/32 (144A)	250,000	256,872
Great Canadian Gaming Corp./Raptor LLC
8.750%, 11/15/29 (144A)	120,000	117,073
Penn Entertainment, Inc.
4.125%, 07/01/29 (144A) (b)	130,000	121,576
		495,521
Food — 0.2%
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (GBP)	150,000	183,088
Flowers Foods, Inc.
6.200%, 03/15/55	15,000	12,167
Froneri Lux FinCo SARL
6.000%, 08/01/32 (144A)	250,000	243,722
Industrial F&B Investments III, Inc.
7.750%, 02/11/33 (144A)	95,000	95,983
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.500%, 01/15/36	165,000	165,076
6.250%, 03/01/56	55,000	53,917
6.375%, 04/15/66	645,000	632,914
6.750%, 03/15/34	140,000	153,979
Mars, Inc.
4.800%, 03/01/30 (144A)	65,000	65,684
5.200%, 03/01/35 (144A)	125,000	126,190
Security Description	Principal Amount*	Value

Food—(Continued)
Mars, Inc.
5.650%, 05/01/45 (144A)	910,000	$898,640
		2,631,360
Gas — 0.1%
NiSource, Inc.
5.350%, 07/15/35 (b)	360,000	362,449
Southern California Gas Co.
6.000%, 06/15/55 (b)	375,000	375,329
Southern Co. Gas Capital Corp.
5.100%, 09/15/35	145,000	143,110
Venture Global Plaquemines LNG LLC
7.500%, 05/01/33 (144A)	210,000	230,833
		1,111,721
Healthcare-Products — 0.2%
Augusta SpinCo Corp.
4.656%, 03/23/31	165,000	164,244
Avantor Funding, Inc.
3.875%, 11/01/29 (144A)	295,000	276,767
Baxter International, Inc.
2.539%, 02/01/32	115,000	96,930
4.900%, 12/15/30	480,000	473,812
Thermo Fisher Scientific, Inc.
4.473%, 10/07/32	638,000	631,307
		1,643,060
Healthcare-Services — 0.2%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29 (144A) (b)	60,000	58,417
7.375%, 03/15/33 (144A) (b)	110,000	112,621
Centene Corp.
2.500%, 03/01/31	715,000	599,994
2.625%, 08/01/31	30,000	25,084
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	70,000	64,535
6.875%, 04/15/29 (144A)	70,000	67,315
10.875%, 01/15/32 (144A)	48,000	51,497
Humana, Inc.
5.550%, 05/01/35	150,000	148,321
5.950%, 03/15/34	74,000	75,464
Icon Investments Six DAC
6.000%, 05/08/34 (b)	200,000	202,600
Star Parent, Inc.
9.000%, 10/01/30 (144A)	220,000	227,920
		1,633,768
Insurance — 0.0%
Asurion LLC/Asurion Co-Issuer, Inc.
8.000%, 12/31/32 (144A)	70,000	72,621
8.375%, 02/01/34 (144A)	70,000	67,961
Lincoln National Corp.
5.350%, 11/15/35 (b)	310,000	302,158
		442,740
BHFTII-139

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet — 0.3%
Alphabet, Inc.
5.300%, 05/15/65	570,000	$527,609
5.700%, 11/15/75	465,000	450,663
5.750%, 02/15/66	115,000	113,889
Amazon.com, Inc.
5.550%, 11/20/65	165,000	155,899
5.950%, 03/13/66	510,000	511,672
Meta Platforms, Inc.
5.500%, 11/15/45	20,000	18,926
5.550%, 08/15/64	335,000	301,084
5.750%, 11/15/65 (b)	635,000	589,790
Uber Technologies, Inc.
4.800%, 09/15/35	315,000	305,662
United Group BV
6.500%, 10/31/31 (144A) (EUR)	100,000	113,858
Wayfair LLC
7.250%, 10/31/29 (144A)	250,000	255,196
		3,344,248
Investment Companies — 0.2%
ARES Strategic Income Fund
5.150%, 01/15/31 (144A) (b)	410,000	387,233
5.550%, 04/15/31 (144A) (b)	415,000	397,561
5.800%, 09/09/30 (144A)	320,000	311,164
HPS Corporate Lending Fund
5.450%, 11/15/30 (144A)	95,000	90,842
5.650%, 04/02/31 (144A)	640,000	613,949
5.850%, 06/05/30 (144A)	240,000	234,251
		2,035,000
Leisure Time — 0.0%
NCL Corp. Ltd.
6.250%, 03/01/30 (144A) (b)	120,000	119,111
Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.
4.900%, 05/29/30	290,000	293,039
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	300,000	273,436
7.375%, 02/01/36 (144A)	75,000	74,688
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 03/01/42	30,000	20,536
3.700%, 04/01/51	100,000	61,891
5.125%, 07/01/49	300,000	230,334
5.750%, 04/01/48	140,000	116,760
6.384%, 10/23/35 (b)	165,000	167,555
6.484%, 10/23/45	395,000	364,176
6.650%, 02/01/34	80,000	83,451
Comcast Corp.
2.800%, 01/15/51	90,000	51,485
2.887%, 11/01/51	442,000	255,505
2.937%, 11/01/56	5,000	2,770
2.987%, 11/01/63	157,000	83,131
Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp.
3.400%, 07/15/46	55,000	$37,511
3.750%, 04/01/40	35,000	28,375
3.969%, 11/01/47	45,000	33,113
3.999%, 11/01/49	18,000	13,051
Cox Communications, Inc.
2.600%, 06/15/31 (144A) (b)	80,000	70,840
5.450%, 09/01/34 (144A)	20,000	19,195
5.950%, 09/01/54 (144A) (b)	285,000	248,643
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	120,000	122,500
Paramount Global
4.375%, 03/15/43	486,000	293,917
4.950%, 05/19/50 (b)	350,000	208,939
5.250%, 04/01/44	250,000	158,194
5.850%, 09/01/43	443,000	307,560
Scripps Escrow II, Inc.
3.875%, 01/15/29 (144A)	250,000	231,236
Time Warner Cable LLC
4.500%, 09/15/42	200,000	150,190
		3,708,982
Mining — 0.1%
Anglo American Capital PLC
3.875%, 03/16/29 (144A)	200,000	195,963
Glencore Funding LLC
5.371%, 04/04/29 (144A)	80,000	81,664
5.634%, 04/04/34 (144A)	110,000	112,582
6.375%, 10/06/30 (144A)	355,000	376,595
6.500%, 10/06/33 (144A) (b)	110,000	119,029
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A) (b)	125,000	118,092
5.875%, 03/01/34 (144A)	120,000	117,824
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	150,000	160,948
		1,282,697
Oil & Gas — 0.4%
Aker BP ASA
4.000%, 01/15/31 (144A)	240,000	230,229
ConocoPhillips Co.
3.800%, 03/15/52	274,000	200,170
4.025%, 03/15/62	30,000	21,610
5.650%, 01/15/65	80,000	76,071
5.700%, 09/15/63	215,000	206,917
Diamondback Energy, Inc.
5.400%, 04/18/34	220,000	223,343
5.900%, 04/18/64 (b)	275,000	260,216
6.250%, 03/15/53	65,000	65,740
Ecopetrol SA
7.750%, 02/01/32	465,000	469,587
8.375%, 01/19/36	320,000	324,439
Energean Israel Finance Ltd.
5.875%, 03/30/31 (144A)	310,000	287,960
Matador Resources Co.
6.500%, 04/15/32 (144A)	250,000	252,722
BHFTII-140

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petroleos Mexicanos
5.950%, 01/28/31	600,000	$572,728
6.350%, 02/12/48	505,000	386,377
Saudi Arabian Oil Co.
6.000%, 02/02/56 (144A)	200,000	188,376
6.375%, 06/02/55 (144A)	400,000	397,383
SM Energy Co.
6.750%, 08/01/29 (144A) (b)	250,000	253,787
Talos Production, Inc.
9.000%, 02/01/29 (144A)	182,000	189,446
TotalEnergies Capital SA
5.425%, 09/10/64	30,000	27,894
5.638%, 04/05/64	310,000	297,469
		4,932,464
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, 10/01/33 (144A) (b)	120,000	119,623
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A)	120,000	117,847
8.750%, 04/15/30 (144A) (b)	120,000	111,969
Mauser Packaging Solutions Holding Co.
9.250%, 04/15/30 (144A) (b)	250,000	232,292
TriMas Corp.
4.125%, 04/15/29 (144A)	155,000	147,491
		609,599
Pharmaceuticals — 0.1%
Cardinal Health, Inc.
4.500%, 09/15/30	425,000	422,754
5.000%, 11/15/29	445,000	451,691
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 12/01/32	200,000	205,268
Viatris, Inc.
3.850%, 06/22/40	315,000	239,075
4.000%, 06/22/50	305,000	199,899
		1,518,687
Pipelines — 0.5%
Buckeye Partners LP
6.750%, 02/01/30 (144A)	250,000	258,003
Columbia Pipelines Holding Co. LLC
4.999%, 11/17/32 (144A)	240,000	238,419
5.097%, 10/01/31 (144A)	62,000	62,335
Enbridge, Inc.
4.850%, 03/27/31	75,000	75,303
5.450%, 03/27/36	300,000	302,585
Energy Transfer LP
5.000%, 05/15/50	141,000	117,013
Enterprise Products Operating LLC
3.700%, 01/31/51	64,000	46,285
4.900%, 05/15/46	56,000	50,065
Galaxy Pipeline Assets Bidco Ltd.
2.625%, 03/31/36	200,000	170,048
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	309,852	$250,524
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	225,000	225,500
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	460,000	442,031
6.500%, 06/01/29 (144A)	290,000	296,242
MPLX LP
5.000%, 01/15/33	400,000	397,065
5.500%, 06/01/34	560,000	565,763
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A) (b)	250,000	250,738
ONEOK, Inc.
4.750%, 10/15/31	160,000	158,300
5.050%, 11/01/34	430,000	418,259
5.400%, 10/15/35	40,000	39,736
6.050%, 09/01/33	160,000	167,780
6.100%, 11/15/32	105,000	110,615
6.625%, 09/01/53 (b)	30,000	30,786
7.150%, 01/15/51	15,000	16,176
Rockies Express Pipeline LLC
6.750%, 03/15/33 (144A)	120,000	123,527
Targa Resources Corp.
4.350%, 04/15/31	135,000	132,159
5.400%, 07/30/36	270,000	268,029
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	70,000	66,339
Williams Cos., Inc.
5.150%, 03/15/36	200,000	197,023
5.650%, 03/15/33	70,000	72,292
		5,548,940
Real Estate Investment Trusts — 0.1%
Hudson Pacific Properties LP
4.650%, 04/01/29 (b)	130,000	110,875
5.950%, 02/15/28 (b)	120,000	113,803
Kilroy Realty LP
5.875%, 10/15/35 (b)	630,000	607,371
Prologis Targeted U.S. Logistics Fund LP
4.250%, 01/15/31 (144A)	140,000	136,963
4.750%, 01/15/36 (144A)	260,000	249,338
		1,218,350
Retail — 0.1%
Bertrand Franchise Finance SAS
5.776%, 3M EURIBOR + 3.750%, 07/18/30 (EUR) (e)	210,000	235,713
CD&R Firefly Bidco PLC
8.625%, 04/30/29 (GBP)	170,000	228,752
LBM Acquisition LLC
9.500%, 06/15/31 (144A)	135,000	117,510
Petco Health & Wellness Co., Inc.
8.250%, 02/01/31 (144A) (b)	189,000	188,741
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750%, 10/15/29 (144A) (b)	160,000	138,911
BHFTII-141

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Retail—(Continued)
Staples, Inc.
10.750%, 09/01/29 (144A)	143,000	$132,249
		1,041,876
Semiconductors — 0.2%
Broadcom, Inc.
4.200%, 10/15/30	275,000	271,804
5.050%, 07/12/29	35,000	35,724
5.200%, 07/15/35	330,000	332,573
Foundry JV Holdco LLC
5.900%, 01/25/33 (144A)	225,000	231,325
6.150%, 01/25/32 (144A)	430,000	448,914
Intel Corp.
3.100%, 02/15/60	95,000	52,480
3.250%, 11/15/49	377,000	238,188
3.734%, 12/08/47	685,000	478,659
Qorvo, Inc.
3.375%, 04/01/31 (144A)	385,000	348,225
		2,437,892
Software — 0.5%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A)	121,000	113,573
Open Text Corp.
3.875%, 12/01/29 (144A)	340,000	303,843
Oracle Corp.
3.600%, 04/01/40	51,000	36,974
3.600%, 04/01/50	385,000	232,435
3.650%, 03/25/41	49,000	34,872
3.850%, 04/01/60	395,000	232,447
3.950%, 03/25/51	260,000	164,750
4.100%, 03/25/61	35,000	21,522
4.300%, 07/08/34	117,000	103,751
4.700%, 09/27/34 (b)	295,000	269,223
4.800%, 09/26/32	1,200,000	1,142,818
4.900%, 02/06/33	50,000	47,384
5.350%, 05/04/33	355,000	345,585
5.500%, 09/27/64	115,000	88,068
5.550%, 02/06/53 (b)	74,000	59,042
6.000%, 08/03/55 (b)	105,000	88,030
6.100%, 09/26/65	95,000	78,772
6.850%, 02/04/66	475,000	436,678
Rocket Software, Inc.
6.500%, 02/15/29 (144A)	174,000	156,599
9.000%, 11/28/28 (144A)	100,000	99,850
Salesforce, Inc.
4.650%, 03/15/29	265,000	265,549
5.200%, 03/15/33	340,000	339,419
6.400%, 03/15/46	720,000	724,984
6.700%, 03/15/66	340,000	345,580
		5,731,748
Telecommunications — 0.2%
Altice France SA
6.500%, 04/15/32 (144A)	249,990	236,862
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (j)	250,000	$252,440
Iliad Holding SAS
6.875%, 04/15/31 (EUR)	200,000	240,831
Level 3 Financing, Inc.
7.000%, 03/31/34 (144A)	120,000	122,830
8.500%, 01/15/36 (144A)	90,000	93,907
NTT Finance Corp.
5.171%, 07/16/32 (144A)	240,000	241,756
Orange SA
4.250%, 01/13/31 (144A)	470,000	461,038
T-Mobile USA, Inc.
2.550%, 02/15/31	165,000	149,938
3.500%, 04/15/31	90,000	85,120
5.050%, 07/15/33	105,000	105,727
WULF Compute LLC
7.750%, 10/15/30 (144A)	130,000	137,368
		2,127,817
Transportation — 0.0%
FedEx Freight Holding Co., Inc.
4.650%, 03/15/31 (144A)	220,000	216,230
4.950%, 03/15/33 (144A)	205,000	199,937
		416,167
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.550%, 01/15/31 (144A)	225,000	222,542
Total Corporate Bonds & Notes (Cost $80,689,850)		78,409,036

Non-Agency Mortgage-Backed Securities—4.6%
Collateralized Mortgage Obligations — 2.4%
A&D Mortgage Trust
5.114%, 02/25/71 (144A) (k)	98,761	97,642
Angel Oak Mortgage Trust
0.951%, 07/25/66 (144A) (e)	444,988	387,211
0.985%, 04/25/66 (144A) (e)	190,532	165,179
0.990%, 04/25/53 (144A) (e)	85,305	82,349
1.068%, 05/25/66 (144A) (e)	364,377	316,162
1.820%, 11/25/66 (144A) (e)	334,389	299,013
Arroyo Mortgage Trust
3.347%, 04/25/49 (144A) (e)	145,152	141,233
3.495%, 12/25/56 (144A) (k)	422,258	410,932
Barclays Mortgage Loan Trust
5.190%, 12/25/65 (144A) (k)	437,427	435,267
BINOM Securitization Trust
2.034%, 06/25/56 (144A) (e)	199,756	183,937
BRAVO Residential Funding Trust
0.941%, 02/25/49 (144A) (e)	86,341	81,765
0.970%, 03/25/60 (144A) (e)	26,461	26,083
5.104%, 12/25/65 (144A) (k)	147,697	146,507
COLT Mortgage Loan Trust
0.910%, 06/25/66 (144A) (e)	286,148	248,991
BHFTII-142

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
COLT Mortgage Loan Trust
0.956%, 09/27/66 (144A) (e)	555,042	$464,329
4.758%, 02/25/71 (144A) (e)	263,973	262,002
4.960%, 02/25/71 (144A) (k)	104,593	103,452
5.112%, 02/25/71 (144A) (k)	114,554	113,400
CSMC Trust
0.938%, 05/25/66 (144A) (e)	299,759	247,240
2.841%, 10/25/66 (144A) (e)	372,587	339,329
3.250%, 04/25/47 (144A) (e)	201,569	189,796
3.265%, 11/25/66 (144A) (e)	962,403	871,111
4.152%, 12/27/60 (144A) (e)	212,185	211,439
Deephaven Residential Mortgage Trust
0.899%, 04/25/66 (144A) (e)	128,295	114,420
EFMT
5.381%, 12/01/70 (144A) (k)	310,632	309,517
Ellington Financial Mortgage Trust
0.931%, 06/25/66 (144A) (e)	139,367	118,686
2.206%, 01/25/67 (144A) (e)	430,662	384,807
GCAT Trust
1.091%, 05/25/66 (144A) (e)	347,956	306,280
1.262%, 07/25/66 (144A) (e)	742,887	621,520
1.915%, 08/25/66 (144A) (e)	223,487	207,790
2.885%, 12/27/66 (144A) (e)	714,075	660,164
GS Mortgage-Backed Securities Trust
4.869%, 03/25/66 (144A) (e)	315,220	313,340
5.225%, 03/25/66 (144A) (k)	97,961	97,419
Imperial Fund Mortgage Trust
2.091%, 01/25/57 (144A) (e)	310,246	273,054
2.493%, 02/25/67 (144A) (e)	1,136,073	1,047,682
4.638%, 03/25/67 (144A) (k)	926,305	882,878
Legacy Mortgage Asset Trust
5.650%, 11/25/60 (144A) (k)	137,085	137,170
5.750%, 04/25/61 (144A) (k)	205,791	206,150
5.750%, 07/25/61 (144A) (k)	278,942	279,030
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (e)	209,896	203,286
MFA Trust
1.029%, 11/25/64 (144A) (e)	185,712	164,482
Morgan Stanley Residential Mortgage Loan Trust
4.250%, 02/25/65 (144A) (e)	881,841	857,460
4.767%, 01/25/71 (144A) (e)	541,374	535,417
5.032%, 12/25/70 (144A) (k)	96,881	96,002
5.172%, 01/25/71 (144A) (k)	248,155	245,532
New Residential Mortgage Loan Trust
2.492%, 09/25/59 (144A) (e)	41,481	39,951
3.500%, 08/25/59 (144A) (e)	182,377	172,147
3.749%, 09/25/57 (144A) (e)	267,921	253,103
3.750%, 11/26/35 (144A) (e)	174,419	169,082
4.000%, 03/25/57 (144A) (e)	337,637	327,254
4.543%, 1M TSFR + 0.864%, 01/25/48 (144A) (e)	189,381	186,344
5.010%, 10/26/65 (144A) (e)	436,163	433,738
5.179%, 11/25/65 (144A) (k)	97,020	96,002
5.365%, 10/26/65 (144A) (k)	516,509	513,162
NMLT Trust
1.185%, 05/25/56 (144A) (e)	529,173	466,605
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
OBX Trust
1.072%, 02/25/66 (144A) (e)	342,835	$304,496
4.818%, 12/01/65 (144A) (e)	300,221	297,899
5.042%, 12/01/65 (144A) (k)	531,538	526,756
5.143%, 12/01/65 (144A) (k)	359,280	355,984
Onity Loan Investment Trust
3.000%, 11/25/38 (144A) (e)	411,556	390,282
PRET Trust
3.850%, 09/25/69 (144A) (k)	1,026,789	1,007,354
4.150%, 04/25/65 (144A) (k)	608,984	592,504
PRPM LLC
3.750%, 04/25/55 (144A) (k)	878,511	855,072
5.503%, 08/25/30 (144A) (k)	394,455	393,145
5.699%, 11/25/29 (144A) (k)	129,214	129,309
5.729%, 07/25/30 (144A) (k)	220,632	220,173
5.774%, 08/25/28 (144A) (k)	565,581	564,366
5.870%, 11/25/29 (144A) (k)	349,516	349,643
6.255%, 05/25/30 (144A) (k)	103,777	103,485
PRPM Trust
4.845%, 01/25/56 (144A) (k)	133,170	132,427
5.206%, 01/25/56 (144A) (k)	100,000	99,775
RCO VIII Mortgage LLC
6.435%, 05/25/30 (144A) (k)	73,858	73,934
SG Residential Mortgage Trust
3.166%, 03/27/62 (144A) (e)	454,198	431,455
Starwood Mortgage Residential Trust
0.943%, 05/25/65 (144A) (e)	52,668	50,202
1.920%, 11/25/66 (144A) (e)	557,583	492,625
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	1,074,667	966,753
Verus Securitization Trust
0.918%, 02/25/64 (144A) (e)	107,391	102,263
0.938%, 07/25/66 (144A) (e)	243,380	207,288
1.031%, 02/25/66 (144A) (e)	126,554	115,660
1.046%, 06/25/66 (144A) (e)	1,027,186	914,714
2.824%, 11/25/66 (144A) (e)	371,980	340,580
2.829%, 10/25/66 (144A) (k)	919,997	842,984
5.130%, 02/25/67 (144A) (k)	134,636	128,617
		27,533,588
Commercial Mortgage-Backed Securities — 2.2%
280 Park Avenue Mortgage Trust
6.089%, 1M TSFR + 2.419%, 09/15/34 (144A) (e)	460,000	450,800
ACREC LLC
5.280%, 1M TSFR + 1.600%, 01/18/43 (144A) (e)	300,000	300,365
AREIT Trust
5.428%, 1M TSFR + 1.750%, 07/25/43 (144A) (e)	325,000	324,797
Bank
0.579%, 11/15/62 (d) (e)	4,446,921	81,685
0.632%, 11/15/62 (d) (e)	2,201,247	45,732
0.682%, 12/15/52 (d) (e)	3,572,531	74,248
0.704%, 11/15/50 (d) (e)	6,581,975	49,823
0.706%, 11/15/54 (d) (e)	637,132	5,934
0.806%, 09/15/62 (d) (e)	3,912,354	92,553
0.880%, 05/15/62 (d) (e)	2,803,792	67,991
1.070%, 02/15/56 (d) (e)	1,210,816	65,670
BHFTII-143

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bank
1.144%, 10/15/57 (d) (e)	3,159,391	$243,546
1.759%, 03/15/63 (d) (e)	4,795,117	303,484
3.688%, 02/15/61	1,700,000	1,677,190
Bank5
1.005%, 12/15/56 (d) (e)	880,923	19,298
5.535%, 02/15/59	616,000	621,711
BBCMS Mortgage Trust
0.970%, 04/15/53 (d) (e)	1,280,000	45,893
1.128%, 02/15/62 (d) (e)	1,786,834	143,305
1.440%, 02/15/50 (d) (e)	4,184,296	23,351
1.624%, 02/15/57 (d) (e)	2,021,908	180,765
5.780%, 02/15/59 (e)	160,000	162,165
Benchmark Mortgage Trust
0.461%, 07/15/51 (d) (e)	3,667,808	36,341
0.524%, 01/15/51 (d) (e)	1,494,006	12,532
1.016%, 08/15/52 (d) (e)	1,748,433	40,547
1.208%, 03/15/62 (d) (e)	4,982,235	148,899
1.489%, 01/15/54 (d) (e)	2,316,822	131,005
1.742%, 07/15/53 (d) (e)	1,009,282	51,770
3.882%, 02/15/51 (e)	795,000	783,619
4.016%, 03/15/52	630,000	616,142
5.436%, 02/15/59	370,000	373,378
5.687%, 02/15/59 (e)	340,000	344,693
BOCA Commercial Mortgage Trust
5.573%, 1M TSFR + 1.900%, 12/15/42 (144A) (e)	550,000	549,656
BPR Trust
5.850%, 11/05/41 (144A) (e)	220,000	223,792
BSTN Commercial Mortgage Trust
4.572%, 04/13/41 (144A) (e)	225,000	224,711
BX Commercial Mortgage Trust
5.250%, 1M TSFR + 1.550%, 04/15/43 (144A) (e)	1,355,000	1,355,423
5.373%, 1M TSFR + 1.700%, 02/15/43 (144A) (e)	560,000	560,000
BX Trust
5.023%, 1M TSFR + 1.350%, 02/15/36 (144A) (e)	265,000	262,990
5.120%, 1M TSFR + 1.450%, 04/15/41 (144A) (e)	195,000	195,000
5.177%, 12/13/42 (144A) (e)	330,000	330,243
BXMT Ltd.
5.127%, 1M TSFR + 1.450%, 08/19/43 (144A) (e)	270,000	269,865
COMM Mortgage Trust
1.144%, 10/15/45 (d) (e)	68,890	1,547
2.819%, 01/10/39 (144A)	205,000	198,985
3.896%, 01/10/39 (144A) (e)	210,000	199,972
CSAIL Commercial Mortgage Trust
1.663%, 01/15/49 (d) (e)	485,123	5
DBJPM Mortgage Trust
1.578%, 09/15/53 (d) (e)	779,862	31,188
DC Trust
5.727%, 04/13/40 (144A) (e)	200,000	200,798
7.036%, 04/13/40 (144A) (e)	100,000	99,243
Extended Stay America Trust
5.073%, 1M TSFR + 1.400%, 02/15/43 (144A) (e)	594,408	594,965
5.273%, 1M TSFR + 1.600%, 10/15/42 (144A) (e)	105,000	105,131
6.573%, 1M TSFR + 2.900%, 02/15/43 (144A) (e)	237,763	238,283
GS Mortgage Securities Corp. II
5.318%, 03/10/41 (144A) (e)	615,000	619,427
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	1,132,291	$989,964
GS Mortgage Securities Trust
Zero Coupon, 07/10/46 (d) (e)	165,072	2
4.711%, 04/10/47 (144A) (e)	421,315	315,978
GS REFT Issuer Ltd.
5.320%, 1M TSFR + 1.650%, 04/19/43 (144A) (e)	145,000	145,118
HIH Trust
6.014%, 1M TSFR + 2.341%, 10/15/41 (144A) (e)	180,558	180,558
HTL Commercial Mortgage Trust
6.555%, 05/10/39 (144A) (e)	280,000	282,703
7.088%, 05/10/39 (144A) (e)	150,000	151,362
INT Commercial Mortgage Trust
4.554%, 11/05/37 (144A) (e)	240,000	239,195
4.825%, 11/05/37 (144A) (e)	100,000	99,727
JP Morgan Chase Commercial Mortgage Securities Trust
2.812%, 01/16/37 (144A)	305,000	274,491
3.500%, 12/15/47 (144A) (e)	130,000	106,272
MAD Commercial Mortgage Trust
4.755%, 10/15/42 (144A) (e)	630,000	627,642
Morgan Stanley Capital I Trust
1.272%, 06/15/50 (d) (e)	1,311,174	13,629
3.912%, 09/09/32 (144A)	1,140,000	1,054,953
4.941%, 07/15/49 (144A) (e)	265,000	258,137
5.208%, 10/12/52 (144A) (e)	13,627	4,063
Natixis Commercial Mortgage Securities Trust
4.773%, 06/17/38 (144A) (e)	165,000	159,835
NRTH Commercial Mortgage Trust
5.315%, 1M TSFR + 1.643%, 10/15/40 (144A) (e)	75,000	74,859
NYC Commercial Mortgage Trust
4.928%, 1M TSFR + 1.250%, 02/15/43 (144A) (e)	140,000	139,431
5.178%, 1M TSFR + 1.500%, 02/15/43 (144A) (e)	100,000	99,663
5.365%, 1M TSFR + 1.692%, 02/15/42 (144A) (e)	840,000	839,794
RFR Trust
5.670%, 03/11/41 (144A) (e)	730,000	735,599
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	1,230,000	1,178,605
SHR Trust
6.123%, 1M TSFR + 2.450%, 10/15/41 (144A) (e)	1,445,000	1,441,388
SPGN Trust
5.073%, 1M TSFR + 1.400%, 02/15/41 (144A) (e)	200,000	198,500
TEXAS Commercial Mortgage Trust
5.265%, 1M TSFR + 1.593%, 04/15/42 (144A) (e)	145,000	144,094
UBS Commercial Mortgage Trust
1.031%, 08/15/50 (d) (e)	587,765	5,763
Wells Fargo Commercial Mortgage Trust
2.942%, 10/15/49	890,000	884,758
3.818%, 05/15/48 (e)	78,693	71,264
5.136%, 03/10/41 (144A) (e)	105,000	103,993
WFRBS Commercial Mortgage Trust
5.000%, 06/15/44 (144A) (e)	105,000	91,854
		24,693,650
Total Non-Agency Mortgage-Backed Securities (Cost $57,516,094)		52,227,238

BHFTII-144

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—3.2%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile — 0.3%
Avis Budget Rental Car Funding AESOP LLC
5.580%, 12/20/30 (144A)	170,000	$172,330
Credit Acceptance Auto Loan Trust
4.680%, 09/15/34 (144A)	640,000	641,292
Exeter Automobile Receivables Trust
4.400%, 05/15/30	245,000	244,722
First Investors Auto Owner Trust
5.380%, 07/15/32 (144A)	190,000	189,962
GLS Auto Select Receivables Trust
4.810%, 09/15/31 (144A)	981,000	981,964
Hertz Vehicle Financing III LLC
5.130%, 09/25/31 (144A)	310,000	312,361
Securitized Term Auto Receivables Trust
4.925%, 12/29/32 (144A)	332,365	334,560
SFS Auto Receivables Securitization Trust
5.710%, 01/22/30 (144A)	245,000	249,194
		3,126,385
Asset-Backed - Home Equity — 0.0%
COOPR Residential Mortgage Trust
4.874%, 01/01/61 (144A) (k)	113,429	112,478
Asset-Backed - Other — 2.9%
AASET Trust
3.351%, 01/16/40 (144A)	32,384	32,164
Aligned Data Centers Issuer LLC
6.000%, 08/17/48 (144A)	545,000	547,556
Bain Capital Credit CLO Ltd.
5.418%, 3M TSFR + 1.750%, 01/24/37 (144A) (e)	515,000	510,153
Benefit Street Partners CLO XXXI Ltd.
5.418%, 3M TSFR + 1.750%, 04/25/38 (144A) (e)	575,000	576,229
Blue Owl Asset Leasing Trust LLC
5.410%, 03/15/30 (144A)	100,000	100,812
CF Hippolyta Issuer LLC
1.530%, 03/15/61 (144A)	92,452	74,366
1.690%, 07/15/60 (144A)	219,847	184,199
1.990%, 07/15/60 (144A)	235,984	191,920
5.970%, 08/15/62 (144A)	139,949	139,069
Commercial Equipment Finance LLC
4.830%, 05/15/31 (144A)	603,845	604,010
5.970%, 07/16/29 (144A)	151,802	152,710
Domino's Pizza Master Issuer LLC
3.668%, 10/25/49 (144A)	316,800	304,204
4.328%, 07/25/48 (144A)	473,750	470,330
Elmwood CLO 23 Ltd.
5.421%, 3M TSFR + 1.750%, 04/16/36 (144A) (e)	530,000	530,247
FIGRE Trust
4.982%, 01/25/56 (144A) (e)	144,313	143,127
FirstKey Homes Trust
4.145%, 05/19/39 (144A)	277,579	276,386
4.250%, 07/17/39 (144A)	988,764	984,024
GreenSky Home Improvement Issuer Trust
5.070%, 06/25/60 (144A)	180,000	179,693
Home Re Ltd.
5.812%, SOFR30A + 2.150%, 01/25/36 (144A) (e)	300,000	300,403
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Jersey Mike's Funding LLC
4.952%, 02/15/56 (144A)	475,000	$468,495
Knollwood CDO Ltd.
9.950%, PRIME + 3.200%, 01/10/39 (144A) (e)	1,107,818	111
Magnetite XXXI Ltd.
5.222%, 3M TSFR + 1.550%, 07/15/34 (144A) (e)	430,000	428,226
MAPS Trust
5.201%, 01/15/51 (144A)	647,060	632,050
MF1 Ltd.
5.427%, 1M TSFR + 1.750%, 02/19/37 (144A) (e)	685,000	684,245
Neuberger Berman Loan Advisers CLO 42 Ltd.
5.521%, 3M TSFR + 1.850%, 07/16/36 (144A) (e)	600,000	600,420
NMEF Funding LLC
4.730%, 01/18/33 (144A)	370,000	370,788
Palmer Square Loan Funding Ltd.
5.110%, 3M TSFR + 1.450%, 08/08/32 (144A) (e)	250,000	249,552
PK ALIFT Loan Funding 8 LP
4.614%, 09/15/43 (144A)	255,000	251,754
Post Road Equipment Finance LLC
4.900%, 05/15/31 (144A)	134,938	135,807
5.040%, 05/15/31 (144A)	140,000	141,398
PRET LLC
5.193%, 10/25/55 (144A) (k)	1,337,852	1,337,863
5.265%, 12/25/55 (144A) (k)	522,931	518,248
5.391%, 08/25/55 (144A) (k)	854,200	854,944
5.657%, 07/25/55 (144A) (k)	662,198	663,455
5.732%, 08/25/55 (144A) (k)	637,963	639,310
5.744%, 06/25/55 (144A) (k)	1,033,886	1,035,476
6.779%, 12/25/55 (144A) (k)	395,000	390,011
Pretium Mortgage Credit Partners LLC
6.219%, 02/25/56 (144A) (k)	140,000	138,439
Progress Residential Trust
3.200%, 04/17/39 (144A)	265,665	261,779
4.000%, 02/17/43 (144A)	530,000	501,640
4.438%, 05/17/41 (144A)	751,553	742,540
4.451%, 06/17/39 (144A)	202,514	201,608
4.750%, 10/27/39 (144A)	340,969	340,708
Rad CLO 12 Ltd.
4.987%, 3M TSFR + 1.320%, 07/30/40 (144A) (e)	875,000	874,090
Retained Vantage Data Centers Issuer LLC
5.000%, 09/15/48 (144A)	845,000	842,601
RR 23 Ltd.
5.322%, 3M TSFR + 1.650%, 07/15/37 (144A) (e)	1,110,000	1,112,173
RR 26 Ltd.
5.172%, 3M TSFR + 1.500%, 04/15/38 (144A) (e)	520,000	515,223
Sabey Data Center Issuer LLC
6.000%, 04/20/49 (144A)	135,000	135,799
SCF Equipment Leasing LLC
5.110%, 11/21/33 (144A)	365,000	371,055
Stack Infrastructure Issuer LLC
5.900%, 07/25/48 (144A)	480,000	481,097
5.900%, 03/25/49 (144A)	265,000	267,036
STAR Trust
5.378%, 1M TSFR + 1.700%, 05/17/43 (144A) (e)	230,000	230,004
5.678%, 1M TSFR + 2.000%, 05/17/43 (144A) (e)	130,000	130,002
BHFTII-145

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Stream Innovations Issuer Trust
5.050%, 09/15/45 (144A)	270,312	$271,173
Symphony CLO 36 Ltd.
5.515%, 3M TSFR + 1.850%, 01/20/36 (144A) (e)	260,000	257,826
Symphony CLO 37 Ltd.
5.415%, 3M TSFR + 1.750%, 01/20/37 (144A) (e)	505,000	501,720
Taco Bell Funding LLC
2.294%, 08/25/51 (144A)	1,889,348	1,747,866
Texas Debt Capital CLO Ltd.
5.318%, 3M TSFR + 1.650%, 07/20/38 (144A) (e)	635,000	635,371
Tricon Residential Trust
4.773%, 1M TSFR + 1.100%, 03/17/42 (144A) (e)	474,272	473,383
4.773%, 1M TSFR + 1.100%, 02/17/43 (144A) (e)	638,444	638,443
5.023%, 1M TSFR + 1.350%, 02/17/43 (144A) (e)	174,985	174,764
VB-S1 Issuer LLC
4.693%, 03/15/56 (144A)	250,000	245,636
5.590%, 05/15/54 (144A)	550,000	553,941
Venture 42 CLO Ltd.
5.064%, 3M TSFR + 1.392%, 04/15/34 (144A) (e)	1,300,000	1,299,675
Wendy's Funding LLC
2.775%, 06/15/51 (144A)	1,347,775	1,189,305
3.884%, 03/15/48 (144A)	398,980	391,414
Wingstop Funding LLC
2.841%, 12/05/50 (144A)	315,200	305,094
5.858%, 12/05/54 (144A)	235,000	238,659
Zayo Issuer LLC
5.648%, 03/20/55 (144A)	630,000	635,765
		32,409,584
Asset-Backed - Student Loan — 0.0%
Navient Private Education Refi Loan Trust
1.110%, 02/18/70 (144A)	302,195	269,434
Total Asset-Backed Securities (Cost $36,662,018)		35,917,881

Foreign Government—0.5%
Sovereign — 0.5%
Colombia Government International Bonds
3.250%, 04/22/32	695,000	579,345
5.625%, 02/19/36 (EUR)	235,000	248,300
Israel Government International Bonds
5.375%, 03/12/29	455,000	461,462
5.375%, 02/19/30	240,000	243,519
Mexico Government International Bonds
3.500%, 02/12/34	200,000	170,300
5.375%, 03/22/33	2,045,000	1,995,480
5.625%, 02/09/34	355,000	347,190
5.625%, 09/22/35	200,000	193,500
Romania Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	470,000	340,263
2.750%, 04/14/41 (EUR)	1,079,000	779,584
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
State of Israel
3.800%, 05/13/60	400,000	$258,994
Total Foreign Government (Cost $5,942,792)		5,617,937

Municipals—0.0%
Chicago Board of Education, General Obligation Unlimited
6.138%, 12/01/39	325,000	307,495
6.319%, 11/01/29	315,000	311,383
Total Municipals (Cost $664,068)		618,878

Floating Rate Loan (l)—0.0%
Oil & Gas — 0.0%
Paragon Offshore Finance Co.
Term Loan B, 07/18/26 (m) (n) (o) (Cost $40)	39	0

Short-Term Investments—1.8%
Repurchase Agreement—1.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $20,626,895; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $21,038,041	20,625,463	20,625,463
U.S. Treasury—0.0%
U.S. Treasury Bills
3.622%, 04/30/26 (p)	370,000	368,918
Total Short-Term Investments (Cost $20,994,383)		20,994,381

Securities Lending Reinvestments (q)—1.4%
Short-Term Investment Funds—0.9%
Allspring Government Money Market Fund, Select Class 3.600% (r)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (r)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (r)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (r)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (r)	2,000,000	2,000,000
		10,000,000
BHFTII-146

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (q)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—0.5%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $204,000	200,000	$200,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $10,001; collateralized by various Common Stock with an aggregate market value of $11,123	10,000	10,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $1,020,013	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $1,021,224; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $1,020,013	1,000,000	1,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,110,982	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $50,005; collateralized by various Common Stock with an aggregate market value of $55,731	50,000	50,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,337,075; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $2,383,817	2,336,838	2,336,838
		5,596,838
Total Securities Lending Reinvestments (Cost $15,596,838)		15,596,838
Total Investments—108.1% (Cost $1,194,087,302)		1,230,591,959
Other assets and liabilities (net)—(8.1)%		(92,628,472)
Net Assets—100.0%		$1,137,963,487

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $34,974,684 and the collateral received consisted of cash in the amount of $15,596,838 and non-cash collateral with a value of $19,785,864. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Principal only security.
(d)	Interest only security.
(e)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2026, the market value of securities pledged was $3,311,376.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $1,190,165.
(i)	Principal amount of security is adjusted for inflation.
(j)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(k)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(m)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(n)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(o)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(p)	The rate shown represents current yield to maturity.
(q)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(r)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$110,122,189, which is 9.7% of net assets.

BHFTII-147

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	2.000%	TBA	$(325,000)	$(271,185)	$(268,404)
Government National Mortgage Association, TBA	3.000%	TBA	(275,000)	(248,230)	(245,463)
Government National Mortgage Association, TBA	3.500%	TBA	(325,000)	(298,645)	(296,621)
Government National Mortgage Association, TBA	4.000%	TBA	(4,325,000)	(4,102,516)	(4,048,327)
Government National Mortgage Association, TBA	4.500%	TBA	(4,145,000)	(4,052,086)	(4,003,661)
Government National Mortgage Association, TBA	5.000%	TBA	(2,890,000)	(2,881,679)	(2,861,974)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(2,944,000)	(2,395,714)	(2,370,610)
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	(11,000,000)	(9,307,198)	(9,244,458)
Totals				$(23,557,253)	$(23,339,518)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	748,000	DBAG	04/30/26	USD	870,236	$(4,509)

Contracts to Deliver
EUR	4,792,000	DBAG	04/30/26	USD	5,575,097	28,886
GBP	509,000	WBC	04/30/26	USD	682,102	8,414
Net Unrealized Appreciation						$32,791
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/26	81	AUD	8,728,056	$(54,609)
Euro-Buxl 30 Year Bond Futures	06/08/26	28	EUR	3,087,280	(48,574)
S&P 500 Index E-Mini Futures	06/18/26	7	USD	2,299,763	11,364
U.S. Treasury Note 2 Year Futures	06/30/26	184	USD	38,169,937	412
U.S. Treasury Note 5 Year Futures	06/30/26	48	USD	5,192,625	(3,061)
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	82	USD	9,308,281	(48,944)
U.S. Treasury Ultra Long Bond Futures	06/18/26	40	USD	4,662,500	(137,664)

Futures Contracts—Short
Euro-BTP Bond Futures	06/08/26	(24)	EUR	(2,790,720)	61,305
Euro-Bund Futures	06/08/26	(37)	EUR	(4,639,430)	93,760
Euro-OAT Futures	06/08/26	(22)	EUR	(2,611,180)	26,936
U.S. Treasury Long Bond Futures	06/18/26	(37)	USD	(4,213,375)	(1,180)
U.S. Treasury Note 10 Year Futures	06/18/26	(140)	USD	(15,546,562)	50,663
Net Unrealized Depreciation					$(49,592)
BHFTII-148

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.880%	Annually	03/15/53	USD	1,610,000	$335,425	$16,838	$318,587
Receive	12M SOFR	Annually	2.970%	Annually	03/15/53	USD	2,325,000	450,333	4,300	446,033
Receive	12M SOFR	Annually	3.250%	Annually	06/21/53	USD	860,000	127,871	(5,099)	132,970
Receive	12M SOFR	Annually	3.378%	Annually	05/31/30	USD	350,000	2,921	—	2,921
Receive	12M SOFR	Annually	3.590%	Annually	09/20/53	USD	2,955,000	275,646	12,093	263,553
Receive	12M SOFR	Annually	3.595%	Annually	11/15/32	USD	2,025,000	12,501	—	12,501
Receive	12M SOFR	Annually	3.704%	Annually	05/31/29	USD	3,275,000	(12,184)	—	(12,184)
Receive	12M SOFR	Annually	4.160%	Annually	03/19/45	USD	8,460,000	(1,253)	(15,700)	14,447
Totals								$1,191,260	$12,432	$1,178,828
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.45.V2	5.000%	Quarterly	12/20/30	3.649%	USD	4,365,900	$230,135	$282,152	$(52,017)
CDX.NA.HY.46.V1	5.000%	Quarterly	06/20/31	3.857%	USD	2,225,000	106,882	97,566	9,316
CDX.NA.IG.45.V1	1.000%	Quarterly	12/20/30	0.587%	USD	6,975,000	123,381	136,203	(12,822)
Totals							$460,398	$515,921	$(55,523)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Oracle Corp	1.000%	Quarterly	12/20/30	1.773%	USD	1,255,000	$(39,384)	$(13,451)	$(25,933)
Paramount Skydance Corp.	1.000%	Quarterly	06/20/31	3.393%	USD	245,000	(25,574)	(25,001)	(573)
Totals							$(64,958)	$(38,452)	$(26,506)

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTII-149

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$670,159,243	$—	$—	$670,159,243
Total Agency Sponsored Mortgage-Backed Securities*	—	194,040,836	—	194,040,836
Total U.S. Treasury & Government Agencies*	—	157,009,691	—	157,009,691
Total Corporate Bonds & Notes*	—	78,409,036	—	78,409,036
Total Non-Agency Mortgage-Backed Securities*	—	52,227,238	—	52,227,238
Total Asset-Backed Securities*	—	35,917,881	—	35,917,881
Total Foreign Government*	—	5,617,937	—	5,617,937
Total Municipals*	—	618,878	—	618,878
Total Floating Rate Loans*	—	—	0	0
Total Short-Term Investments*	—	20,994,381	—	20,994,381
Securities Lending Reinvestments
Short-Term Investment Funds	10,000,000	—	—	10,000,000
Repurchase Agreements	—	5,596,838	—	5,596,838
Total Securities Lending Reinvestments	10,000,000	5,596,838	—	15,596,838
Total Investments	$680,159,243	$550,432,716	$0	$1,230,591,959
Collateral for Securities Loaned (Liability)	$—	$(15,596,838)	$—	$(15,596,838)
TBA Forward Sale Commitments (Liability)	$—	$(23,339,518)	$—	$(23,339,518)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$37,300	$—	$37,300
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,509)	—	(4,509)
Total Forward Contracts	$—	$32,791	$—	$32,791
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$244,440	$—	$—	$244,440
Futures Contracts (Unrealized Depreciation)	(294,032)	—	—	(294,032)
Total Futures Contracts	$(49,592)	$—	$—	$(49,592)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,200,328	$—	$1,200,328
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(103,529)	—	(103,529)
Total Centrally Cleared Swap Contracts	$—	$1,096,799	$—	$1,096,799

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
During the period ended March 31, 2026, transfers out of Level 3 in the amount of $934,999 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.
BHFTII-150

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.1%
Northrop Grumman Corp.	119,069	$81,233,635
Banks — 2.8%
Wells Fargo & Co.	916,423	72,956,435
Beverages — 2.6%
Coca-Cola Co.	577,898	43,949,143
PepsiCo, Inc.	147,424	22,893,473
		66,842,616
Building Products — 1.5%
Trane Technologies PLC	94,610	39,427,771
Capital Markets — 4.3%
Blackrock, Inc.	65,742	63,224,739
S&P Global, Inc.	115,251	49,020,860
		112,245,599
Chemicals — 2.6%
Linde PLC	135,405	67,128,383
Consumer Finance — 2.0%
American Express Co.	168,201	50,877,439
Consumer Staples Distribution & Retail — 2.1%
Kroger Co.	539,862	39,064,414
Walmart, Inc.	127,186	15,806,676
		54,871,090
Electrical Equipment — 1.1%
AMETEK, Inc.	135,673	29,082,864
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. - Class A	313,394	39,597,332
Financial Services — 6.6%
Mastercard, Inc. - Class A	185,058	92,466,080
Visa, Inc. - Class A	266,783	80,632,494
		173,098,574
Ground Transportation — 1.8%
Canadian National Railway Co.	442,771	45,572,534
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	365,554	37,531,429
Stryker Corp.	181,883	59,764,935
		97,296,364
Health Care Providers & Services — 1.1%
Elevance Health, Inc.	95,431	27,937,425
Hotels, Restaurants & Leisure — 2.7%
Marriott International, Inc. - Class A	79,973	26,156,769
McDonald's Corp.	145,765	45,302,304
		71,459,073
Security Description	Shares	Value
Household Products — 2.5%
Colgate-Palmolive Co.	259,535	$22,120,168
Procter & Gamble Co.	299,403	43,245,769
		65,365,937
Industrial Conglomerates — 2.7%
Honeywell International, Inc.	313,723	70,910,810
Insurance — 4.2%
Chubb Ltd. (a)	168,434	54,897,694
Marsh & McLennan Cos., Inc.	318,405	55,227,347
		110,125,041
Interactive Media & Services — 2.3%
Alphabet, Inc. - Class A	118,371	34,038,765
Meta Platforms, Inc. - Class A	45,147	25,829,953
		59,868,718
IT Services — 0.9%
Accenture PLC - Class A	122,921	24,374,005
Life Sciences Tools & Services — 2.1%
Danaher Corp.	294,067	55,755,103
Machinery — 2.6%
Caterpillar, Inc.	57,470	40,715,196
Deere & Co.	47,396	26,698,167
		67,413,363
Oil, Gas & Consumable Fuels — 1.1%
Exxon Mobil Corp.	166,466	28,242,622
Personal Care Products — 0.7%
Unilever PLC	334,309	18,743,614
Pharmaceuticals — 9.0%
Eli Lilly & Co.	114,521	105,332,980
Johnson & Johnson	204,539	49,997,513
Merck & Co., Inc.	464,744	55,904,056
Zoetis, Inc.	203,407	24,044,742
		235,279,291
Professional Services — 2.0%
Automatic Data Processing, Inc.	254,336	51,675,989
Semiconductors & Semiconductor Equipment — 11.7%
Broadcom, Inc.	417,896	129,342,991
KLA Corp.	43,296	63,749,463
QUALCOMM, Inc.	289,596	37,294,173
Texas Instruments, Inc.	391,907	76,084,825
		306,471,452
Software — 5.9%
Intuit, Inc.	52,707	22,789,452
Microsoft Corp.	351,081	129,959,654
		152,749,106
BHFTII-151

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 5.2%
Home Depot, Inc.	209,203	$68,804,775
TJX Cos., Inc.	420,213	67,108,016
		135,912,791
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	349,238	88,633,112
Textiles, Apparel & Luxury Goods — 2.7%
NIKE, Inc. - Class B (a)	1,317,362	69,583,061
Water Utilities — 0.5%
American Water Works Co., Inc.	96,755	13,167,388
Total Common Stocks (Cost $2,228,587,124)		2,583,898,537

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	0

Short-Term Investments—1.0%
Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $26,514,960; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $27,043,469	26,513,119	26,513,119
Total Short-Term Investments (Cost $26,513,119)		26,513,119
Total Investments—100.0% (Cost $2,255,100,243)		2,610,411,656
Other assets and liabilities (net)—0.0%		244,979
Net Assets—100.0%		$2,610,656,635

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $43,371,845 and the collateral received consisted of non-cash collateral with a value of $44,218,652. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Non-income producing security.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$81,233,635	$—	$—	$81,233,635
Banks	72,956,435	—	—	72,956,435
Beverages	66,842,616	—	—	66,842,616
Building Products	39,427,771	—	—	39,427,771
Capital Markets	112,245,599	—	—	112,245,599
Chemicals	67,128,383	—	—	67,128,383
Consumer Finance	50,877,439	—	—	50,877,439
Consumer Staples Distribution & Retail	54,871,090	—	—	54,871,090
Electrical Equipment	29,082,864	—	—	29,082,864
Electronic Equipment, Instruments & Components	39,597,332	—	—	39,597,332
BHFTII-152

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Financial Services	$173,098,574	$—	$—	$173,098,574
Ground Transportation	45,572,534	—	—	45,572,534
Health Care Equipment & Supplies	97,296,364	—	—	97,296,364
Health Care Providers & Services	27,937,425	—	—	27,937,425
Hotels, Restaurants & Leisure	71,459,073	—	—	71,459,073
Household Products	65,365,937	—	—	65,365,937
Industrial Conglomerates	70,910,810	—	—	70,910,810
Insurance	110,125,041	—	—	110,125,041
Interactive Media & Services	59,868,718	—	—	59,868,718
IT Services	24,374,005	—	—	24,374,005
Life Sciences Tools & Services	55,755,103	—	—	55,755,103
Machinery	67,413,363	—	—	67,413,363
Oil, Gas & Consumable Fuels	28,242,622	—	—	28,242,622
Personal Care Products	—	18,743,614	—	18,743,614
Pharmaceuticals	235,279,291	—	—	235,279,291
Professional Services	51,675,989	—	—	51,675,989
Semiconductors & Semiconductor Equipment	306,471,452	—	—	306,471,452
Software	152,749,106	—	—	152,749,106
Specialty Retail	135,912,791	—	—	135,912,791
Technology Hardware, Storage & Peripherals	88,633,112	—	—	88,633,112
Textiles, Apparel & Luxury Goods	69,583,061	—	—	69,583,061
Water Utilities	13,167,388	—	—	13,167,388
Total Common Stocks	2,565,154,923	18,743,614	—	2,583,898,537
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	26,513,119	—	26,513,119
Total Investments	$2,565,154,923	$45,256,733	$0	$2,610,411,656

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTII-153

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 6.1%
ATI, Inc. (a)	74,597	$10,850,880
FTAI Aviation Ltd.	105,273	25,791,885
L3Harris Technologies, Inc.	39,025	13,469,479
Rocket Lab Corp. (a)	123,424	7,926,289
		58,038,533
Beverages — 1.9%
Celsius Holdings, Inc. (a) (b)	505,863	17,948,019
Biotechnology — 5.7%
Alnylam Pharmaceuticals, Inc. (a)	16,445	5,441,157
Insmed, Inc. (a)	84,715	13,852,597
Natera, Inc. (a)	82,803	16,559,772
United Therapeutics Corp. (a)	31,276	18,546,042
		54,399,568
Building Products — 1.3%
Builders FirstSource, Inc. (a)	150,085	12,356,498
Capital Markets — 1.3%
Carlyle Group, Inc.	84,303	4,079,422
MSCI, Inc.	6,776	3,652,332
Nasdaq, Inc. (b)	57,969	4,920,988
		12,652,742
Chemicals — 0.7%
Solstice Advanced Materials, Inc.	87,672	6,677,100
Commercial Services & Supplies — 2.5%
Cintas Corp.	33,484	5,663,484
Rollins, Inc. (b)	221,297	11,819,473
Waste Connections, Inc.	37,290	6,057,387
		23,540,344
Communications Equipment — 1.4%
Arista Networks, Inc. (a)	74,266	9,118,379
Motorola Solutions, Inc.	10,544	4,575,780
		13,694,159
Construction & Engineering — 3.0%
API Group Corp. (a)	294,302	11,925,117
Quanta Services, Inc.	31,021	17,031,149
		28,956,266
Construction Materials — 1.0%
Eagle Materials, Inc. (b)	49,440	9,366,408
Distributors — 0.3%
Pool Corp.	15,475	3,131,057
Diversified Consumer Services — 1.3%
Stride, Inc. (a) (b)	137,071	12,085,550
Electrical Equipment — 0.7%
Vertiv Holdings Co. - Class A	24,541	6,149,484
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. - Class A	67,551	$8,535,069
Jabil, Inc.	34,526	9,171,141
		17,706,210
Entertainment — 1.3%
ROBLOX Corp. - Class A (a)	222,231	12,569,385
Financial Services — 0.4%
Block, Inc. (a)	68,215	4,105,179
Ground Transportation — 6.9%
Knight-Swift Transportation Holdings, Inc. (b)	387,842	22,331,942
XPO, Inc. (a) (b)	220,885	42,973,177
		65,305,119
Health Care Equipment & Supplies — 6.9%
Alcon AG (b)	86,886	6,546,860
Align Technology, Inc. (a)	70,642	12,110,158
Dexcom, Inc. (a)	233,748	14,679,375
GE HealthCare Technologies, Inc.	91,798	6,534,182
IDEXX Laboratories, Inc. (a)	19,108	10,736,594
ResMed, Inc.	35,335	7,932,001
STERIS PLC	30,349	6,711,074
		65,250,244
Health Care Providers & Services — 1.9%
Cencora, Inc.	58,428	18,354,572
Health Care Technology — 0.3%
Veeva Systems, Inc. - Class A (a)	16,279	2,859,569
Hotels, Restaurants & Leisure — 6.4%
Chipotle Mexican Grill, Inc. (a)	211,553	6,771,811
Domino's Pizza, Inc.	26,144	9,380,206
Planet Fitness, Inc. - Class A (a)	50,837	3,781,256
Royal Caribbean Cruises Ltd. (b)	128,781	35,437,956
Wingstop, Inc. (b)	33,073	5,125,323
		60,496,552
Household Products — 1.0%
Church & Dwight Co., Inc.	98,692	9,209,937
Independent Power and Renewable Electricity Producers — 1.6%
Vistra Corp.	102,628	15,428,067
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	133,877	7,744,784
Insurance — 1.1%
Aon PLC - Class A	18,977	6,125,396
Lemonade, Inc. (a) (b)	74,916	4,695,735
		10,821,131
Interactive Media & Services — 0.7%
Reddit, Inc. - Class A (a)	52,023	7,004,897
BHFTII-154

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services — 6.1%
Akamai Technologies, Inc. (a) (b)	213,173	$24,482,919
Cloudflare, Inc. - Class A (a)	85,427	17,627,007
MongoDB, Inc. (a)	41,940	10,265,654
Snowflake, Inc. - Class A (a)	38,585	5,819,390
		58,194,970
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	56,673	6,459,588
Mettler-Toledo International, Inc. (a)	7,149	9,016,319
		15,475,907
Machinery — 3.4%
Mueller Industries, Inc.	106,471	11,796,987
RBC Bearings, Inc. (a)	28,847	15,667,383
Symbotic, Inc. (a) (b)	96,832	5,151,462
		32,615,832
Media — 0.4%
Trade Desk, Inc. - Class A (a)	173,517	3,937,101
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	63,763	18,093,389
Permian Resources Corp. - Class A	430,577	9,179,902
		27,273,291
Professional Services — 0.5%
CACI International, Inc. - Class A (a) (b)	8,900	4,840,443
Semiconductors & Semiconductor Equipment — 13.4%
Allegro MicroSystems, Inc. (a) (b)	142,868	4,504,628
Astera Labs, Inc. (a)	46,080	5,050,368
Entegris, Inc.	65,584	7,689,068
KLA Corp.	4,350	6,404,984
Lattice Semiconductor Corp. (a)	108,249	10,041,177
Marvell Technology, Inc.	292,354	28,957,664
Monolithic Power Systems, Inc.	22,624	24,735,951
NXP Semiconductors NV	49,776	9,798,903
Skyworks Solutions, Inc. (b)	98,034	5,249,721
Synaptics, Inc. (a) (b)	67,808	4,749,272
Teradyne, Inc.	69,881	20,716,921
		127,898,657
Software — 5.4%
Circle Internet Group, Inc. (a)	120,960	11,540,793
Datadog, Inc. - Class A (a)	50,538	5,966,011
Fair Isaac Corp. (a)	14,278	15,242,336
Guidewire Software, Inc. (a)	56,902	8,510,263
Workday, Inc. - Class A (a)	61,317	7,966,305
Zscaler, Inc. (a)	18,640	2,615,006
		51,840,714
Specialty Retail — 4.3%
Burlington Stores, Inc. (a)	40,522	13,185,048
Floor & Decor Holdings, Inc. - Class A (a) (b)	77,195	3,921,506
Murphy USA, Inc. (b)	22,928	11,325,744
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Ross Stores, Inc.	14,374	$3,113,840
Tractor Supply Co. (b)	196,617	8,906,750
		40,452,888
Technology Hardware, Storage & Peripherals — 0.5%
Everpure, Inc. - Class A (a)	83,697	4,941,471
Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp. (a)	69,486	6,954,854
Lululemon Athletica, Inc. (a)	41,918	6,417,646
		13,372,500
Trading Companies & Distributors — 0.9%
QXO, Inc. (a) (b)	458,682	8,907,604
Total Common Stocks (Cost $885,462,271)		945,602,752

Short-Term Investments—1.3%
Repurchase Agreement—1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $12,475,939; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $12,724,704	12,475,073	12,475,073
Total Short-Term Investments (Cost $12,475,073)		12,475,073

Securities Lending Reinvestments (c)—7.4%
Short-Term Investment Funds—2.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (d)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (d)	5,000,000	5,000,000
		22,000,000

Certificate of Deposit—0.1%
BNP Paribas SA
3.760%, 05/12/26	1,000,000	999,969
Commercial Paper—0.3%
Concord Minutemen Capital Co. LLC
4.010%, SOFR + 0.380%, 06/18/26 (e)	2,000,000	1,999,996
Ionic Funding LLC
3.720%, 04/01/26	1,000,000	999,892
		2,999,888
BHFTII-155

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—4.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $9,000,912; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $9,180,000	9,000,000	$9,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,500,154; collateralized by various Common Stock with an aggregate market value of $1,668,422	1,500,000	1,500,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,561,405	5,000,000	5,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $2,000,210; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $2,221,965	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $5,000,525; collateralized by various Common Stock with an aggregate market value of $5,573,144	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $1,000,739; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $1,068,111	1,000,000	1,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $7,996,599; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $8,156,532	7,995,789	7,995,789
		38,495,789
Security Description	Principal Amount*	Value
Time Deposits—0.6%
Credit Agricole CIB
3.630%, 04/01/26	2,000,000	$2,000,000
DZ Bank AG
3.610%, 04/01/26	2,000,000	2,000,000
Svenska NY
3.610%, 04/01/26	2,000,000	2,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $70,495,597)		70,495,646
Total Investments—107.9% (Cost $968,432,941)		1,028,573,471
Other assets and liabilities (net)—(7.9)%		(75,066,156)
Net Assets—100.0%		$953,507,315

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $122,808,156 and the collateral received consisted of cash in the amount of $70,502,361 and non-cash collateral with a value of $50,479,278. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(e)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-156

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$945,602,752	$—	$—	$945,602,752
Total Short-Term Investments*	—	12,475,073	—	12,475,073
Securities Lending Reinvestments
Short-Term Investment Funds	22,000,000	—	—	22,000,000
Certificate of Deposit	—	999,969	—	999,969
Commercial Paper	—	2,999,888	—	2,999,888
Repurchase Agreements	—	38,495,789	—	38,495,789
Time Deposits	—	6,000,000	—	6,000,000
Total Securities Lending Reinvestments	22,000,000	48,495,646	—	70,495,646
Total Investments	$967,602,752	$60,970,719	$—	$1,028,573,471
Collateral for Securities Loaned (Liability)	$—	$(70,502,361)	$—	$(70,502,361)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-157

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.9%
Axon Enterprise, Inc. (a) (b)	26,283	$11,162,127
Boeing Co. (b)	246,150	48,991,235
General Electric Co.	221,082	62,736,439
		122,889,801
Automobiles — 3.5%
Tesla, Inc. (b)	240,417	89,375,020
Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc. (b)	44,531	19,884,873
Broadline Retail — 7.9%
Amazon.com, Inc. (b)	892,528	185,886,807
MercadoLibre, Inc. (b)	7,177	12,409,176
		198,295,983
Capital Markets — 1.2%
Goldman Sachs Group, Inc.	34,395	29,097,826
Consumer Staples Distribution & Retail — 3.6%
Costco Wholesale Corp.	49,560	49,383,071
Walmart, Inc.	335,493	41,695,070
		91,078,141
Electric Utilities — 1.6%
Constellation Energy Corp.	145,489	40,627,803
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. - Class A	233,154	29,459,008
Entertainment — 4.9%
Netflix, Inc. (b)	578,533	55,625,948
Spotify Technology SA (b)	75,012	36,374,069
Walt Disney Co.	322,918	31,122,837
		123,122,854
Financial Services — 4.5%
Mastercard, Inc. - Class A	124,490	62,202,673
Visa, Inc. - Class A	169,854	51,336,673
		113,539,346
Health Care Equipment & Supplies — 2.2%
Edwards Lifesciences Corp. (b)	319,342	25,572,907
Intuitive Surgical, Inc. (b)	63,711	29,370,134
		54,943,041
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. - Class A (b)	103,013	13,008,482
Hilton Worldwide Holdings, Inc.	91,552	27,839,132
		40,847,614
Interactive Media & Services — 11.2%
Alphabet, Inc. - Class A	317,303	91,243,651
Alphabet, Inc. - Class C	315,927	90,626,819
Meta Platforms, Inc. - Class A	177,313	101,446,087
		283,316,557
IT Services — 3.0%
Cloudflare, Inc. - Class A (b)	78,606	16,219,562
Shopify, Inc. - Class A (b)	290,399	34,447,129
Security Description	Shares/ Principal Amount*	Value
IT Services—(Continued)
Snowflake, Inc. - Class A (b)	158,208	$23,860,931
		74,527,622
Pharmaceuticals — 5.0%
Eli Lilly & Co.	108,725	100,001,993
Merck & Co., Inc.	214,756	25,832,999
		125,834,992
Semiconductors & Semiconductor Equipment — 22.0%
Advanced Micro Devices, Inc. (b)	209,851	42,689,989
Broadcom, Inc.	528,064	163,441,089
KLA Corp.	12,844	18,911,634
NVIDIA Corp.	1,571,384	274,049,370
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	153,615	51,914,189
Texas Instruments, Inc.	27,809	5,398,839
		556,405,110
Software — 11.5%
AppLovin Corp. - Class A (b)	49,514	19,706,572
Cadence Design Systems, Inc. (b)	118,945	33,051,247
Crowdstrike Holdings, Inc. - Class A (b)	80,645	31,484,615
Datadog, Inc. - Class A (a) (b)	165,445	19,530,782
Microsoft Corp.	362,328	134,122,956
Oracle Corp.	148,191	21,800,378
Palantir Technologies, Inc. - Class A (b)	214,137	31,323,960
		291,020,510
Specialty Retail — 1.5%
O'Reilly Automotive, Inc. (b)	271,056	25,021,179
TJX Cos., Inc.	88,418	14,120,355
		39,141,534
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	690,661	175,282,855
Total Common Stocks (Cost $1,465,602,812)		2,498,690,490

Short-Term Investments—1.0%
Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $26,055,154; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $26,574,514	26,053,345	26,053,345
Total Short-Term Investments (Cost $26,053,345)		26,053,345
Total Investments—100.0% (Cost $1,491,656,157)		2,524,743,835
Other assets and liabilities (net)—0.0%		(882,700)
Net Assets—100.0%		$2,523,861,135

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $10,056,998 and the collateral received consisted of non-cash collateral with a value of $10,031,955. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
BHFTII-158

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,498,690,490	$—	$—	$2,498,690,490
Total Short-Term Investments*	—	26,053,345	—	26,053,345
Total Investments	$2,498,690,490	$26,053,345	$—	$2,524,743,835

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-159

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 5.7%
AAR Corp. (a)	13,249	$1,450,236
ATI, Inc. (a)	11,725	1,705,518
Cadre Holdings, Inc.	15,516	476,031
Ducommun, Inc. (a)	6,324	771,528
Hexcel Corp.	13,712	1,109,712
Kratos Defense & Security Solutions, Inc. (a)	9,819	692,338
Mercury Systems, Inc. (a)	16,173	1,179,173
Moog, Inc. - Class A	18,390	5,381,650
V2X, Inc. (a)	45,257	3,100,104
VSE Corp.	21,117	3,893,975
		19,760,265
Automobile Components — 2.6%
Dana, Inc.	94,866	3,192,241
Dorman Products, Inc. (a)	6,088	635,343
Garrett Motion, Inc.	227,895	4,140,852
Patrick Industries, Inc. (b)	11,325	1,257,868
		9,226,304
Banks — 10.4%
Ameris Bancorp	58,426	4,556,644
Bancorp, Inc. (a)	24,517	1,317,298
Coastal Financial Corp. (a)	7,632	580,795
FB Financial Corp.	68,248	3,544,801
First Busey Corp.	76,416	1,931,032
First Financial Bancorp	79,527	2,217,213
Hanmi Financial Corp.	34,144	900,036
Home BancShares, Inc.	116,577	3,139,419
Live Oak Bancshares, Inc.	18,032	596,318
Popular, Inc.	35,811	4,804,762
Prosperity Bancshares, Inc.	44,960	3,020,413
ServisFirst Bancshares, Inc.	23,975	1,746,099
Southstate Bank Corp.	39,291	3,635,203
Western Alliance Bancorp	23,383	1,656,686
Wintrust Financial Corp.	18,908	2,627,077
		36,273,796
Beverages — 0.4%
Vita Coco Co., Inc. (a)	26,853	1,286,527
Biotechnology — 2.4%
Alkermes PLC (a)	30,591	1,081,698
Apogee Therapeutics, Inc. (a)	9,088	764,937
Disc Medicine, Inc. (a) (b)	7,946	508,067
Mirum Pharmaceuticals, Inc. (a)	11,960	1,104,865
PTC Therapeutics, Inc. (a)	6,908	470,642
Rhythm Pharmaceuticals, Inc. (a)	11,704	1,017,897
Scholar Rock Holding Corp. (a)	16,068	789,903
Twist Bioscience Corp. (a)	12,378	588,202
Vericel Corp. (a)	24,535	789,291
Viridian Therapeutics, Inc. (a)	23,364	457,000
Xenon Pharmaceuticals, Inc. (a)	14,213	826,486
		8,398,988
Broadline Retail — 0.2%
Pattern Group, Inc. - Class A (a)	49,356	613,495
Security Description	Shares	Value
Building Products — 2.6%
CSW Industrials, Inc.	2,600	$677,508
Griffon Corp.	45,551	3,310,647
Modine Manufacturing Co. (a)	3,813	826,315
Resideo Technologies, Inc. (a)	73,266	2,469,797
Trex Co., Inc. (a)	48,812	1,777,733
		9,062,000
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	6,719	1,859,147
Donnelley Financial Solutions, Inc. (a)	52,910	2,494,177
Marex Group PLC	96,200	4,288,596
Perella Weinberg Partners	85,313	1,549,284
Piper Sandler Cos.	13,496	1,033,119
PJT Partners, Inc. - Class A	7,446	1,040,355
Stifel Financial Corp.	42,744	3,159,637
WisdomTree, Inc. (b)	41,651	606,439
		16,030,754
Chemicals — 1.9%
Ecovyst, Inc. (a)	220,038	2,829,689
Hawkins, Inc.	8,989	1,380,710
Solstice Advanced Materials, Inc.	32,997	2,513,052
		6,723,451
Commercial Services & Supplies — 0.8%
Boyd Group, Inc.	15,777	2,017,247
Casella Waste Systems, Inc. - Class A (a)	11,755	932,642
		2,949,889
Communications Equipment — 0.9%
Calix, Inc. (a)	21,053	1,031,386
Extreme Networks, Inc. (a)	68,060	1,026,345
Viavi Solutions, Inc. (a)	29,478	981,028
		3,038,759
Construction & Engineering — 3.1%
Arcosa, Inc.	43,819	4,650,948
Construction Partners, Inc. - Class A (a)	13,639	1,515,566
Everus Construction Group, Inc. (a)	10,781	1,272,805
Legence Corp. - Class A (a)	10,550	595,653
MYR Group, Inc. (a)	4,259	1,202,401
Sterling Infrastructure, Inc. (a)	4,085	1,663,698
		10,901,071
Construction Materials — 0.9%
Knife River Corp. (a)	38,894	3,175,695
Containers & Packaging — 0.8%
TriMas Corp.	77,348	2,779,887
Diversified Consumer Services — 0.6%
Grand Canyon Education, Inc. (a)	5,749	977,503
OneSpaWorld Holdings Ltd.	48,638	1,116,242
		2,093,745
BHFTII-160

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment — 1.0%
Powell Industries, Inc.	6,182	$3,344,957
Electronic Equipment, Instruments & Components — 6.9%
Advanced Energy Industries, Inc.	5,632	1,817,503
Bel Fuse, Inc. - Class B	25,176	4,984,344
Crane NXT Co.	51,886	2,106,053
Itron, Inc. (a)	7,256	650,355
Mirion Technologies, Inc. (a)	46,579	865,904
OSI Systems, Inc. (a)	4,793	1,272,589
TD SYNNEX Corp.	23,583	3,978,688
TTM Technologies, Inc. (a)	51,026	4,970,953
Vontier Corp.	91,817	3,256,749
		23,903,138
Energy Equipment & Services — 3.8%
Cactus, Inc. - Class A	21,219	1,005,144
Kodiak Gas Services, Inc.	79,209	4,619,469
Oceaneering International, Inc. (a)	78,820	2,795,745
WaterBridge Infrastructure LLC - Class A	106,259	2,846,679
Weatherford International PLC	21,336	2,017,959
		13,284,996
Entertainment — 0.7%
Atlanta Braves Holdings, Inc. - Class C (a)	54,470	2,325,869
Financial Services — 1.9%
EVERTEC, Inc.	25,773	727,314
Federal Agricultural Mortgage Corp. - Class C	17,857	2,649,086
Paymentus Holdings, Inc. - Class A (a)	25,152	638,861
WEX, Inc. (a) (b)	16,401	2,510,009
		6,525,270
Food Products — 0.6%
Post Holdings, Inc. (a) (b)	22,926	2,266,464
Gas Utilities — 1.7%
MDU Resources Group, Inc.	120,632	2,499,495
UGI Corp.	93,173	3,393,361
		5,892,856
Health Care Equipment & Supplies — 1.6%
Artivion, Inc. (a)	24,559	899,350
Establishment Labs Holdings, Inc. (a)	22,906	1,300,603
Glaukos Corp. (a)	6,856	738,117
IRhythm Holdings, Inc. (a)	6,390	754,148
Lantheus Holdings, Inc. (a)	26,288	1,993,945
		5,686,163
Health Care Providers & Services — 4.2%
Alignment Healthcare, Inc. (a)	35,195	620,136
Chemed Corp.	3,711	1,401,793
Concentra Group Holdings Parent, Inc.	137,570	2,950,876
Ensign Group, Inc.	5,193	1,046,390
Guardian Pharmacy Services, Inc. - Class A (a)	23,340	878,984
HealthEquity, Inc. (a)	12,226	1,021,727
NeoGenomics, Inc. (a)	48,728	361,562
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Omada Health, Inc. (a)	42,892	$539,152
Option Care Health, Inc. (a)	90,309	2,431,118
Pennant Group, Inc. (a)	64,237	1,957,944
Progyny, Inc. (a)	24,763	420,476
RadNet, Inc. (a)	17,265	964,941
		14,595,099
Health Care Technology — 0.6%
Waystar Holding Corp. (a)	81,455	1,963,880
Hotels, Restaurants & Leisure — 1.9%
Churchill Downs, Inc.	31,465	2,826,501
First Watch Restaurant Group, Inc. (a)	7,804	81,786
Life Time Group Holdings, Inc. (a)	41,902	1,128,840
Pursuit Attractions & Hospitality, Inc. (a) (b)	36,269	1,328,533
Super Group SGHC Ltd. (b)	46,764	505,051
Texas Roadhouse, Inc.	4,004	661,221
		6,531,932
Household Durables — 0.6%
Installed Building Products, Inc.	2,411	639,277
La-Z-Boy, Inc.	41,201	1,324,200
		1,963,477
Independent Power and Renewable Electricity Producers — 0.5%
Talen Energy Corp. (a)	5,767	1,840,999
Industrial REITs — 0.6%
STAG Industrial, Inc.	57,838	2,085,638
Insurance — 1.3%
Fidelis Insurance Holdings Ltd.	107,747	2,059,045
Skyward Specialty Insurance Group, Inc. (a)	56,489	2,467,440
		4,526,485
Interactive Media & Services — 0.2%
Cargurus, Inc. (a)	18,246	621,276
Leisure Products — 0.9%
YETI Holdings, Inc. (a)	88,600	3,241,874
Life Sciences Tools & Services — 0.6%
Avantor, Inc. (a)	207,027	1,623,092
Fortrea Holdings, Inc. (a)	45,663	430,145
		2,053,237
Machinery — 5.1%
Aebi Schmidt Holding AG	162,268	1,575,622
Atmus Filtration Technologies, Inc.	51,570	2,927,629
Blue Bird Corp. (a)	54,249	3,080,801
CECO Environmental Corp. (a)	39,643	2,361,930
Enerpac Tool Group Corp.	47,002	1,714,163
ESCO Technologies, Inc.	7,574	2,131,096
Kadant, Inc.	7,396	2,162,221
RBC Bearings, Inc. (a)	3,586	1,947,628
		17,901,090
BHFTII-161

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Marine Transportation — 0.7%
Matson, Inc.	15,065	$2,469,756
Media — 0.5%
John Wiley & Sons, Inc. - Class A	43,370	1,652,397
Multi-Utilities — 0.6%
Avista Corp.	51,971	2,086,116
Oil, Gas & Consumable Fuels — 3.0%
California Resources Corp.	54,105	3,745,148
International Seaways, Inc.	19,359	1,410,884
Magnolia Oil & Gas Corp. - Class A (b)	35,758	1,128,880
Viper Energy, Inc. - Class A	90,660	4,260,113
		10,545,025
Pharmaceuticals — 3.4%
ANI Pharmaceuticals, Inc. (a)	29,679	2,282,315
Axsome Therapeutics, Inc. (a)	6,452	1,090,517
Collegium Pharmaceutical, Inc. (a)	63,167	2,088,933
Ligand Pharmaceuticals, Inc. (a)	8,883	1,773,491
Supernus Pharmaceuticals, Inc. (a)	76,835	3,971,601
Tarsus Pharmaceuticals, Inc. (a)	10,213	716,442
		11,923,299
Professional Services — 2.1%
Amentum Holdings, Inc. (a)	108,441	2,828,141
CBIZ, Inc. (a)	55,198	1,482,066
Huron Consulting Group, Inc. (a)	6,547	834,677
Korn Ferry	33,293	2,095,795
		7,240,679
Real Estate Management & Development — 1.6%
Colliers International Group, Inc.	31,520	3,369,173
FirstService Corp.	14,896	2,069,650
		5,438,823
Retail REITs — 1.2%
Agree Realty Corp. (b)	30,345	2,287,406
Curbline Properties Corp.	69,757	1,799,033
		4,086,439
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc. (a)	21,710	684,516
MACOM Technology Solutions Holdings, Inc. (a)	8,087	1,795,880
Onto Innovation, Inc. (a)	2,032	416,702
PDF Solutions, Inc. (a)	46,569	1,523,272
Rambus, Inc. (a)	10,420	896,433
Silicon Laboratories, Inc. (a)	3,333	693,764
Silicon Motion Technology Corp. (ADR)	4,745	532,816
Ultra Clean Holdings, Inc. (a)	39,038	2,427,383
		8,970,766
Software — 1.7%
Adeia, Inc.	33,435	803,443
Agilysys, Inc. (a)	9,077	645,738
Bill Holdings, Inc. (a)	58,182	2,228,371
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Intapp, Inc. (a)	17,103	$439,376
JFrog Ltd. (a)	10,408	488,447
Procore Technologies, Inc. (a)	13,281	757,017
Workiva, Inc. (a)	9,013	537,445
		5,899,837
Specialty Retail — 0.7%
Boot Barn Holdings, Inc. (a)	16,645	2,436,162
Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc. (a)	21,785	1,808,591
Kontoor Brands, Inc.	31,162	2,190,377
Levi Strauss & Co. - Class A	127,184	2,351,632
		6,350,600
Trading Companies & Distributors — 4.2%
Applied Industrial Technologies, Inc.	3,056	810,818
GATX Corp.	18,644	3,183,277
Herc Holdings, Inc.	20,039	1,994,882
McGrath RentCorp	31,466	3,470,070
NPK International, Inc. (a)	210,347	3,047,928
Rush Enterprises, Inc. - Class A	28,633	1,892,928
SiteOne Landscape Supply, Inc. (a)	3,206	426,751
		14,826,654
Wireless Telecommunication Services — 1.2%
Array Digital Infrastructure, Inc.	93,369	4,308,046
Total Common Stocks (Cost $245,547,939)		341,103,925

Short-Term Investments—2.4%
Repurchase Agreement—2.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $8,167,483; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $8,330,399	8,166,915	8,166,915
Total Short-Term Investments (Cost $8,166,915)		8,166,915

Securities Lending Reinvestments (c)—0.0%
Short-Term Investment Funds—0.0%
Allspring Government Money Market Fund, Select Class 3.600% (d)	15,071	15,071
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (d)	20,000	20,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (d)	20,000	20,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (d)	20,000	20,000
		75,071
BHFTII-162

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—0.0%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $10,001; collateralized by various Common Stock with an aggregate market value of $11,123	10,000	$10,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $33,424; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $34,089	33,421	33,421
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $33,424; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $34,093	33,421	33,421
		76,842
Total Securities Lending Reinvestments (Cost $151,913)		151,913
Total Investments—100.3% (Cost $253,866,767)		349,422,753
Other assets and liabilities (net)—(0.3)%		(968,858)
Net Assets—100.0%		$348,453,895

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $3,345,706 and the collateral received consisted of cash in the amount of
$151,912 and non-cash collateral with a value of $3,162,378. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$341,103,925	$—	$—	$341,103,925
Total Short-Term Investments*	—	8,166,915	—	8,166,915
Securities Lending Reinvestments
Short-Term Investment Funds	75,071	—	—	75,071
Repurchase Agreements	—	76,842	—	76,842
Total Securities Lending Reinvestments	75,071	76,842	—	151,913
Total Investments	$341,178,996	$8,243,757	$—	$349,422,753
Collateral for Securities Loaned (Liability)	$—	$(151,912)	$—	$(151,912)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-163

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 8.4%
AAR Corp. (a)	47,521	$5,201,649
ATI, Inc. (a)	41,981	6,106,556
Cadre Holdings, Inc.	55,516	1,703,231
Ducommun, Inc. (a)	22,787	2,780,014
Hexcel Corp.	49,182	3,980,299
Kratos Defense & Security Solutions, Inc. (a)	34,465	2,430,127
Mercury Systems, Inc. (a)	58,285	4,249,560
		26,451,436
Automobile Components — 2.1%
Dorman Products, Inc. (a)	21,829	2,278,075
Patrick Industries, Inc. (b)	40,619	4,511,552
		6,789,627
Banks — 2.3%
Coastal Financial Corp. (a)	27,503	2,092,978
FB Financial Corp.	55,875	2,902,148
Live Oak Bancshares, Inc.	64,963	2,148,326
		7,143,452
Beverages — 1.5%
Vita Coco Co., Inc. (a)	96,793	4,637,353
Biotechnology — 9.5%
Alkermes PLC (a)	109,759	3,881,078
Apogee Therapeutics, Inc. (a)	32,743	2,755,978
Disc Medicine, Inc. (a) (b)	28,626	1,830,346
Mirum Pharmaceuticals, Inc. (a)	42,879	3,961,162
PTC Therapeutics, Inc. (a)	24,830	1,691,668
Rhythm Pharmaceuticals, Inc. (a)	41,951	3,648,479
Scholar Rock Holding Corp. (a)	57,612	2,832,206
Twist Bioscience Corp. (a)	44,586	2,118,727
Vericel Corp. (a)	88,004	2,831,089
Viridian Therapeutics, Inc. (a)	83,663	1,636,448
Xenon Pharmaceuticals, Inc. (a)	50,964	2,963,557
		30,150,738
Broadline Retail — 0.7%
Pattern Group, Inc. - Class A (a) (b)	177,820	2,210,303
Building Products — 1.7%
CSW Industrials, Inc.	9,312	2,426,521
Modine Manufacturing Co. (a)	13,594	2,945,956
		5,372,477
Capital Markets — 4.3%
Marex Group PLC	92,825	4,138,139
Piper Sandler Cos.	48,388	3,704,101
PJT Partners, Inc. - Class A	26,665	3,725,634
WisdomTree, Inc.	149,970	2,183,563
		13,751,437
Commercial Services & Supplies — 1.1%
Casella Waste Systems, Inc. - Class A (a)	42,101	3,340,293
Security Description	Shares	Value
Communications Equipment — 3.5%
Calix, Inc. (a)	75,862	$3,716,479
Extreme Networks, Inc. (a)	245,224	3,697,978
Viavi Solutions, Inc. (a)	106,195	3,534,170
		10,948,627
Construction & Engineering — 8.4%
Arcosa, Inc.	37,669	3,998,188
Construction Partners, Inc. - Class A (a)	48,883	5,431,879
Everus Construction Group, Inc. (a)	38,852	4,586,867
Legence Corp. - Class A (a)	37,999	2,145,423
MYR Group, Inc. (a)	15,346	4,332,483
Sterling Infrastructure, Inc. (a)	14,583	5,939,218
		26,434,058
Diversified Consumer Services — 2.4%
Grand Canyon Education, Inc. (a)	20,616	3,505,338
OneSpaWorld Holdings Ltd.	174,542	4,005,739
		7,511,077
Electronic Equipment, Instruments & Components — 5.2%
Advanced Energy Industries, Inc.	20,167	6,508,093
Itron, Inc. (a)	25,990	2,329,484
Mirion Technologies, Inc. (a)	167,819	3,119,755
OSI Systems, Inc. (a)	17,277	4,587,216
		16,544,548
Energy Equipment & Services — 2.6%
Cactus, Inc. - Class A	76,117	3,605,662
Oceaneering International, Inc. (a)	132,486	4,699,279
		8,304,941
Financial Services — 1.6%
EVERTEC, Inc.	92,406	2,607,697
Paymentus Holdings, Inc. - Class A (a)	90,625	2,301,875
		4,909,572
Health Care Equipment & Supplies — 4.2%
Artivion, Inc. (a)	88,484	3,240,284
Establishment Labs Holdings, Inc. (a)	82,375	4,677,252
Glaukos Corp. (a)	24,554	2,643,484
IRhythm Holdings, Inc. (a)	23,042	2,719,417
		13,280,437
Health Care Providers & Services — 6.7%
Alignment Healthcare, Inc. (a)	126,781	2,233,881
Ensign Group, Inc.	18,595	3,746,892
Guardian Pharmacy Services, Inc. - Class A (a)	84,071	3,166,114
HealthEquity, Inc. (a)	43,853	3,664,795
NeoGenomics, Inc. (a)	175,545	1,302,544
Omada Health, Inc. (a)	154,554	1,942,744
Progyny, Inc. (a)	89,202	1,514,650
RadNet, Inc. (a)	61,909	3,460,094
		21,031,714
BHFTII-164

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure — 2.7%
First Watch Restaurant Group, Inc. (a)	28,131	$294,813
Life Time Group Holdings, Inc. (a)	150,167	4,045,499
Super Group SGHC Ltd.	168,523	1,820,048
Texas Roadhouse, Inc.	14,328	2,366,126
		8,526,486
Household Durables — 0.7%
Installed Building Products, Inc. (b)	8,684	2,302,563
Interactive Media & Services — 0.7%
Cargurus, Inc. (a)	65,786	2,240,013
Leisure Products — 1.0%
YETI Holdings, Inc. (a)	86,537	3,166,389
Life Sciences Tools & Services — 0.5%
Fortrea Holdings, Inc. (a)	164,481	1,549,411
Machinery — 4.6%
ESCO Technologies, Inc.	27,129	7,633,287
RBC Bearings, Inc. (a)	12,861	6,985,066
		14,618,353
Oil, Gas & Consumable Fuels — 1.3%
Magnolia Oil & Gas Corp. - Class A (b)	128,204	4,047,400
Pharmaceuticals — 5.3%
Axsome Therapeutics, Inc. (a)	23,146	3,912,137
Ligand Pharmaceuticals, Inc. (a) (b)	31,860	6,360,849
Supernus Pharmaceuticals, Inc. (a)	76,776	3,968,551
Tarsus Pharmaceuticals, Inc. (a)	36,801	2,581,590
		16,823,127
Professional Services — 0.9%
Huron Consulting Group, Inc. (a) (b)	23,476	2,992,955
Semiconductors & Semiconductor Equipment — 5.7%
Allegro MicroSystems, Inc. (a)	78,183	2,465,110
MACOM Technology Solutions Holdings, Inc. (a)	29,120	6,466,678
Onto Innovation, Inc. (a)	7,302	1,497,421
Rambus, Inc. (a)	37,549	3,230,341
Silicon Laboratories, Inc. (a)	11,888	2,474,487
Silicon Motion Technology Corp. (ADR)	17,083	1,918,250
		18,052,287
Software — 4.2%
Adeia, Inc.	120,433	2,894,005
Agilysys, Inc. (a)	32,519	2,313,402
Intapp, Inc. (a)	61,469	1,579,138
JFrog Ltd. (a)	37,570	1,763,160
Procore Technologies, Inc. (a)	47,625	2,714,625
Workiva, Inc. (a)	32,309	1,926,586
		13,190,916
Specialty Retail — 1.0%
Boot Barn Holdings, Inc. (a)	20,811	3,045,898
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc.	10,945	$2,903,928
McGrath RentCorp	22,757	2,509,642
SiteOne Landscape Supply, Inc. (a)	11,476	1,527,570
		6,941,140
Total Common Stocks (Cost $231,277,474)		306,309,028

Short-Term Investments—3.4%
Repurchase Agreement—3.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $10,859,737; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $11,076,366	10,858,983	10,858,983
Total Short-Term Investments (Cost $10,858,983)		10,858,983

Securities Lending Reinvestments (c)—0.3%
Short-Term Investment Funds—0.2%
Allspring Government Money Market Fund, Select Class 3.600% (d)	100,000	100,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (d)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (d)	100,000	100,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	100,000	100,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (d)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (d)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (d)	100,000	100,000
		800,000

Repurchase Agreements—0.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $102,000	100,000	100,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $10,001; collateralized by various Common Stock with an aggregate market value of $11,123	10,000	10,000
BHFTII-165

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $104,212; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $106,296	104,201	$104,201
		214,201
Total Securities Lending Reinvestments (Cost $1,014,201)		1,014,201
Total Investments—100.7% (Cost $243,150,658)		318,182,212
Other assets and liabilities (net)—(0.7)%		(2,265,251)
Net Assets—100.0%		$315,916,961

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $5,590,320 and the collateral received consisted of cash in the amount of
$1,014,201 and non-cash collateral with a value of $4,554,365. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$306,309,028	$—	$—	$306,309,028
Total Short-Term Investments*	—	10,858,983	—	10,858,983
Securities Lending Reinvestments
Short-Term Investment Funds	800,000	—	—	800,000
Repurchase Agreements	—	214,201	—	214,201
Total Securities Lending Reinvestments	800,000	214,201	—	1,014,201
Total Investments	$307,109,028	$11,073,184	$—	$318,182,212
Collateral for Securities Loaned (Liability)	$—	$(1,014,201)	$—	$(1,014,201)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-166

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—46.1% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 0.5%
Federal Farm Credit Banks Funding Corp.
0.680%, 01/13/27	725,000	$706,452
1.230%, 07/29/30	1,000,000	886,272
4.580%, 04/02/29	2,100,000	2,095,186
Federal Home Loan Banks
4.000%, 10/09/26	1,000,000	1,001,334
4.000%, 03/10/27	500,000	501,083
5.500%, 07/15/36 (a)	2,000,000	2,171,646
Federal Home Loan Mortgage Corp.
4.500%, 05/23/30	3,000,000	2,987,565
6.250%, 07/15/32	1,100,000	1,227,661
Federal National Mortgage Association
6.625%, 11/15/30 (a)	1,450,000	1,611,123
7.250%, 05/15/30	1,300,000	1,462,446
Tennessee Valley Authority
3.500%, 12/15/42 (a)	1,600,000	1,325,068
4.375%, 08/01/34	500,000	499,847
		16,475,683
U.S. Treasury — 45.6%
U.S. Treasury Bonds
1.125%, 05/15/40	4,100,000	2,582,359
1.125%, 08/15/40	3,200,000	1,994,500
1.250%, 05/15/50	6,400,000	3,037,000
1.375%, 11/15/40	6,000,000	3,863,438
1.375%, 08/15/50	7,100,000	3,470,125
1.625%, 11/15/50	5,200,000	2,712,938
1.750%, 08/15/41	7,000,000	4,680,156
1.875%, 02/15/41	7,000,000	4,849,687
1.875%, 02/15/51	8,000,000	4,441,250
1.875%, 11/15/51	9,500,000	5,219,062
2.000%, 11/15/41	9,100,000	6,293,219
2.000%, 02/15/50	6,400,000	3,725,000
2.000%, 08/15/51	9,600,000	5,464,500
2.250%, 05/15/41	3,700,000	2,696,375
2.250%, 08/15/46	3,000,000	1,954,688
2.250%, 08/15/49	6,000,000	3,731,250
2.250%, 02/15/52	5,400,000	3,253,500
2.375%, 02/15/42	5,000,000	3,643,750
2.375%, 11/15/49 (a)	3,000,000	1,911,563
2.375%, 05/15/51	5,300,000	3,314,984
2.500%, 02/15/45	4,000,000	2,805,625
2.500%, 05/15/46	4,800,000	3,297,750
2.750%, 08/15/42	4,820,000	3,683,534
2.750%, 11/15/42	1,200,000	912,375
2.750%, 08/15/47	3,000,000	2,122,969
2.750%, 11/15/47 (a)	9,000,000	6,349,219
2.875%, 05/15/43	3,260,000	2,503,578
2.875%, 08/15/45	2,200,000	1,633,156
2.875%, 11/15/46	2,000,000	1,461,563
2.875%, 05/15/49	16,100,000	11,441,062
2.875%, 05/15/52	9,000,000	6,240,937
3.000%, 11/15/44	2,600,000	1,989,813
3.000%, 05/15/45	3,100,000	2,358,906
3.000%, 05/15/47	2,800,000	2,080,750
3.000%, 02/15/48	1,300,000	958,750
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 08/15/48	7,700,000	$5,649,875
3.000%, 02/15/49	6,300,000	4,600,969
3.000%, 08/15/52	9,200,000	6,540,625
3.125%, 11/15/41	1,500,000	1,227,188
3.125%, 02/15/43	3,270,000	2,617,022
3.125%, 08/15/44	4,000,000	3,135,000
3.125%, 05/15/48	2,500,000	1,880,859
3.250%, 05/15/42	3,100,000	2,554,594
3.375%, 08/15/42	2,200,000	1,837,688
3.375%, 05/15/44	3,000,000	2,451,563
3.375%, 11/15/48	6,000,000	4,701,563
3.500%, 02/15/39	1,872,000	1,687,725
3.625%, 08/15/43	2,600,000	2,219,750
3.625%, 02/15/44	2,420,000	2,055,488
3.625%, 02/15/53	4,300,000	3,450,750
3.625%, 05/15/53	7,600,000	6,093,062
3.750%, 08/15/41	1,300,000	1,159,234
3.750%, 11/15/43	3,400,000	2,945,250
3.875%, 02/15/43	9,000,000	7,995,937
3.875%, 05/15/43	7,600,000	6,737,875
4.000%, 11/15/42	3,100,000	2,805,500
4.000%, 11/15/52 (a)	10,000,000	8,592,187
4.125%, 08/15/44	3,000,000	2,721,094
4.125%, 08/15/53	7,700,000	6,754,344
4.250%, 11/15/40	1,780,000	1,696,563
4.250%, 02/15/54	4,100,000	3,672,703
4.250%, 08/15/54	7,200,000	6,448,500
4.375%, 11/15/39	1,900,000	1,851,313
4.375%, 05/15/40	1,220,000	1,184,734
4.375%, 05/15/41	1,350,000	1,300,008
4.375%, 08/15/43	2,200,000	2,076,594
4.500%, 02/15/36 (a)	600,000	611,344
4.500%, 05/15/38	1,500,000	1,509,844
4.500%, 08/15/39	2,000,000	1,980,313
4.500%, 02/15/44	4,200,000	4,015,594
4.500%, 11/15/54	8,200,000	7,660,594
4.625%, 02/15/40	1,300,000	1,297,969
4.625%, 05/15/44	8,000,000	7,758,750
4.625%, 11/15/44	2,100,000	2,031,750
4.625%, 05/15/54	5,700,000	5,435,484
4.625%, 02/15/55	6,300,000	6,007,641
4.625%, 11/15/55 (a)	1,000,000	955,156
4.750%, 02/15/41	1,900,000	1,909,500
4.750%, 11/15/43	7,800,000	7,704,937
4.750%, 02/15/45 (a)	8,200,000	8,057,781
4.750%, 11/15/53	9,800,000	9,528,969
4.750%, 08/15/55 (a)	3,000,000	2,922,656
4.875%, 08/15/45	900,000	897,188
5.250%, 02/15/29	750,000	778,418
6.250%, 05/15/30	2,500,000	2,716,406
U.S. Treasury Notes
0.375%, 07/31/27	3,100,000	2,961,590
0.375%, 09/30/27	6,300,000	5,984,754
0.500%, 10/31/27	3,800,000	3,606,586
0.625%, 11/30/27	7,000,000	6,640,156
BHFTII-167

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
0.625%, 12/31/27	7,200,000	$6,811,875
0.625%, 05/15/30 (a)	8,000,000	7,006,250
0.625%, 08/15/30 (a)	13,800,000	11,982,281
0.750%, 01/31/28 (a)	2,000,000	1,891,719
0.875%, 11/15/30	7,700,000	6,711,633
1.000%, 07/31/28	4,000,000	3,750,938
1.125%, 02/29/28	1,200,000	1,140,797
1.125%, 08/31/28 (a)	6,000,000	5,630,156
1.125%, 02/15/31 (a)	7,500,000	6,574,805
1.250%, 03/31/28	5,100,000	4,850,180
1.250%, 04/30/28	6,000,000	5,694,375
1.250%, 05/31/28	3,400,000	3,220,172
1.250%, 06/30/28	5,900,000	5,576,422
1.250%, 09/30/28	6,000,000	5,635,312
1.250%, 08/15/31 (a)	21,800,000	18,918,312
1.375%, 10/31/28	3,300,000	3,103,289
1.375%, 11/15/31	19,900,000	17,257,031
1.500%, 11/30/28	14,200,000	13,372,406
1.500%, 02/15/30	8,300,000	7,595,148
1.625%, 08/15/29 (a)	7,900,000	7,351,320
1.625%, 05/15/31	13,200,000	11,772,750
1.750%, 01/31/29 (a)	5,000,000	4,722,656
1.875%, 02/28/29 (a)	2,100,000	1,987,945
1.875%, 02/15/32	9,200,000	8,158,531
2.250%, 08/15/27	6,100,000	5,971,328
2.250%, 11/15/27	2,600,000	2,535,508
2.375%, 05/15/27	10,000,000	9,842,969
2.375%, 03/31/29	4,200,000	4,028,063
2.375%, 05/15/29	6,800,000	6,511,531
2.625%, 05/31/27	4,000,000	3,945,938
2.625%, 02/15/29 (a)	8,300,000	8,030,250
2.750%, 07/31/27	15,600,000	15,382,453
2.750%, 02/15/28	6,000,000	5,884,922
2.750%, 05/31/29 (a)	13,800,000	13,353,656
2.750%, 08/15/32 (a)	8,700,000	8,046,820
2.875%, 05/15/28	5,900,000	5,787,992
2.875%, 08/15/28	6,000,000	5,872,969
2.875%, 05/15/32 (a)	10,500,000	9,820,781
3.125%, 11/15/28 (a)	8,000,000	7,861,250
3.125%, 08/31/29	5,300,000	5,175,367
3.250%, 06/30/27 (a)	4,200,000	4,170,961
3.375%, 09/15/27	15,400,000	15,300,141
3.375%, 11/30/27	10,000,000	9,926,953
3.375%, 05/15/33	7,300,000	6,953,250
3.500%, 10/31/27 (a)	10,000,000	9,948,047
3.500%, 01/31/28 (a)	4,000,000	3,977,500
3.500%, 04/30/28	12,300,000	12,222,164
3.500%, 09/30/29	8,500,000	8,398,398
3.500%, 01/31/30	11,300,000	11,141,977
3.500%, 04/30/30	8,300,000	8,174,203
3.500%, 02/15/33 (a)	10,700,000	10,297,078
3.625%, 03/31/28 (a)	6,200,000	6,177,961
3.625%, 08/15/28	7,000,000	6,970,469
3.625%, 08/31/29 (a)	12,000,000	11,909,063
3.625%, 03/31/30	5,200,000	5,146,781
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
3.625%, 09/30/30 (a)	6,000,000	$5,925,937
3.750%, 06/30/27	7,000,000	6,994,531
3.750%, 08/15/27	15,200,000	15,181,594
3.750%, 04/15/28 (a)	15,100,000	15,079,945
3.750%, 05/15/28	7,000,000	6,990,156
3.750%, 12/31/28	15,300,000	15,270,117
3.750%, 12/31/30	11,400,000	11,302,922
3.750%, 01/31/31 (a)	11,900,000	11,799,594
3.750%, 08/31/31	10,000,000	9,876,562
3.750%, 11/30/32 (a)	4,000,000	3,915,000
3.875%, 07/31/27 (a)	9,900,000	9,904,641
3.875%, 10/15/27	15,200,000	15,210,094
3.875%, 11/30/27	4,000,000	4,002,344
3.875%, 12/31/27	500,000	500,352
3.875%, 03/15/28	12,900,000	12,915,117
3.875%, 06/15/28	4,000,000	4,005,938
3.875%, 09/30/29	4,900,000	4,900,383
3.875%, 12/31/29	8,200,000	8,196,156
3.875%, 04/30/30	7,900,000	7,891,977
3.875%, 06/30/30 (a)	8,000,000	7,988,125
3.875%, 08/15/33 (a)	19,900,000	19,536,203
3.875%, 08/15/34 (a)	14,000,000	13,643,437
4.000%, 12/15/27 (a)	8,100,000	8,122,148
4.000%, 02/29/28	12,100,000	12,140,176
4.000%, 06/30/28	3,000,000	3,012,656
4.000%, 01/31/29	8,200,000	8,237,797
4.000%, 07/31/29	5,900,000	5,926,734
4.000%, 10/31/29 (a)	5,000,000	5,019,922
4.000%, 02/28/30	2,000,000	2,007,500
4.000%, 03/31/30	4,000,000	4,014,688
4.000%, 05/31/30 (a)	4,900,000	4,917,227
4.000%, 07/31/30	14,900,000	14,948,891
4.000%, 01/31/31	11,200,000	11,222,750
4.000%, 04/30/32	17,800,000	17,736,031
4.000%, 02/15/34	8,300,000	8,188,469
4.000%, 11/15/35 (a)	14,100,000	13,754,109
4.125%, 09/30/27	4,000,000	4,016,719
4.125%, 10/31/27	5,900,000	5,923,969
4.125%, 11/15/27	15,100,000	15,164,883
4.125%, 07/31/28	12,100,000	12,183,187
4.125%, 03/31/29	13,100,000	13,209,508
4.125%, 10/31/29	14,000,000	14,114,844
4.125%, 08/31/30	4,100,000	4,131,711
4.125%, 07/31/31	3,100,000	3,119,859
4.125%, 10/31/31	11,200,000	11,259,500
4.125%, 02/29/32	16,100,000	16,160,375
4.125%, 11/15/32 (a)	15,200,000	15,207,125
4.125%, 02/15/36 (a)	6,500,000	6,398,437
4.250%, 02/15/28 (a)	9,800,000	9,875,797
4.250%, 02/28/29	15,000,000	15,172,266
4.250%, 06/30/29	2,000,000	2,024,688
4.250%, 01/31/30	12,900,000	13,062,258
4.250%, 02/28/31 (a)	6,000,000	6,077,812
4.250%, 06/30/31	11,100,000	11,239,617
4.250%, 11/15/34 (a)	14,300,000	14,295,531
BHFTII-168

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.250%, 05/15/35 (a)	12,100,000	$12,067,859
4.250%, 08/15/35 (a)	13,500,000	13,451,484
4.375%, 07/15/27	5,900,000	5,940,562
4.375%, 08/31/28	7,100,000	7,189,305
4.375%, 11/30/28	2,000,000	2,027,813
4.375%, 12/31/29 (a)	8,000,000	8,135,625
4.375%, 11/30/30	3,000,000	3,054,375
4.375%, 05/15/34	16,000,000	16,167,500
4.500%, 05/15/27	11,900,000	11,987,391
4.500%, 12/31/31	3,900,000	3,993,234
4.500%, 11/15/33	13,700,000	13,984,703
4.625%, 06/15/27	14,900,000	15,039,687
4.625%, 09/30/28 (a)	5,800,000	5,911,016
4.625%, 04/30/29	14,800,000	15,135,312
4.625%, 09/30/30	4,000,000	4,114,063
4.625%, 04/30/31	10,800,000	11,120,625
4.625%, 05/31/31	10,800,000	11,120,625
4.625%, 02/15/35 (a)	10,300,000	10,567,156
4.875%, 10/31/28 (a)	11,800,000	12,101,453
4.875%, 10/31/30	4,800,000	4,986,375
		1,456,795,786
Total U.S. Treasury & Government Agencies (Cost $1,527,083,969)		1,473,271,469

Corporate Bonds & Notes—25.2%
Aerospace/Defense — 0.4%
Boeing Co.
5.150%, 05/01/30	2,300,000	2,335,144
5.930%, 05/01/60	1,100,000	1,058,937
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	459,000	440,245
General Dynamics Corp.
4.950%, 08/15/35 (a)	1,000,000	1,005,940
General Electric Co.
7.500%, 08/21/35	100,000	119,115
L3Harris Technologies, Inc.
5.400%, 01/15/27 (a)	1,500,000	1,512,135
Lockheed Martin Corp.
4.090%, 09/15/52	954,000	745,170
Northrop Grumman Corp.
3.250%, 01/15/28 (a)	1,100,000	1,080,893
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	584,628
RTX Corp.
3.125%, 05/04/27 (a)	1,000,000	987,410
4.500%, 06/01/42	1,645,000	1,459,822
6.100%, 03/15/34	1,800,000	1,938,276
7.500%, 09/15/29 (a)	200,000	219,628
		13,487,343
Agriculture — 0.3%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,200,000	1,163,280
Security Description	Principal Amount*	Value

Agriculture—(Continued)
BAT Capital Corp.
4.390%, 08/15/37 (a)	1,300,000	$1,181,323
5.350%, 08/15/32 (a)	1,000,000	1,026,030
Philip Morris International, Inc.
4.875%, 11/15/43 (a)	1,100,000	988,955
5.250%, 02/13/34 (a)	5,000,000	5,095,300
		9,454,888
Airlines — 0.1%
Southwest Airlines Co.
5.125%, 06/15/27 (a)	1,000,000	1,003,450
United Airlines Pass-Through Trust
5.875%, 08/15/38	939,746	944,886
		1,948,336
Apparel — 0.0%
NIKE, Inc.
2.750%, 03/27/27 (a)	1,000,000	987,280
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.250%, 01/12/29 (a)	1,000,000	937,410
2.300%, 09/09/26 (a)	300,000	297,126
5.200%, 03/05/35 (a)	1,000,000	979,800
Cummins, Inc.
5.300%, 05/09/35 (a)	1,000,000	1,018,460
Ford Motor Credit Co. LLC
5.800%, 03/05/27 (a)	3,000,000	3,016,740
6.800%, 05/12/28 (a)	2,500,000	2,575,450
General Motors Co.
5.200%, 04/01/45 (a)	2,500,000	2,168,450
General Motors Financial Co., Inc.
4.350%, 01/17/27 (a)	2,000,000	1,997,020
5.950%, 04/04/34 (a)	1,000,000	1,026,310
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31 (a)	550,000	637,615
PACCAR Financial Corp.
4.550%, 03/03/28 (a)	1,000,000	1,008,150
Toyota Motor Credit Corp.
3.375%, 04/01/30 (a)	2,600,000	2,496,156
4.650%, 01/05/29 (a)	1,000,000	1,010,180
		19,168,867
Banks — 5.2%
Banco Santander SA
4.379%, 04/12/28	2,200,000	2,192,586
5.439%, 07/15/31	2,000,000	2,057,420
Bank of America Corp.
2.687%, SOFR + 1.320%, 04/22/32 (b)	2,000,000	1,814,160
4.083%, 3M TSFR + 3.412%, 03/20/51 (b)	6,500,000	5,023,655
5.015%, SOFR + 2.160%, 07/22/33 (a) (b)	3,100,000	3,119,499
5.288%, SOFR + 1.910%, 04/25/34 (b)	2,400,000	2,428,296
5.875%, 02/07/42	1,500,000	1,543,755
Bank of Montreal
4.350%, SOFR + 1.080%, 09/22/31 (a) (b)	1,500,000	1,479,585
BHFTII-169

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of New York Mellon Corp.
4.942%, SOFR + 0.887%, 02/11/31 (a) (b)	2,000,000	$2,027,480
Bank of Nova Scotia
4.850%, 02/01/30 (a)	1,000,000	1,012,260
4.932%, SOFR + 0.890%, 02/14/29 (a) (b)	1,000,000	1,008,510
Barclays PLC
5.501%, 1Y H15 + 2.650%, 08/09/28 (a) (b)	2,000,000	2,023,300
6.224%, SOFR + 2.980%, 05/09/34 (a) (b)	2,000,000	2,098,220
Canadian Imperial Bank of Commerce
5.245%, SOFR + 1.105%, 01/13/31 (a) (b)	2,000,000	2,042,700
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (b)	2,500,000	2,292,600
4.412%, SOFR + 3.914%, 03/31/31 (a) (b)	2,900,000	2,864,388
5.174%, SOFR + 1.364%, 02/13/30 (a) (b)	7,000,000	7,107,520
Cooperatieve Rabobank UA
5.750%, 12/01/43 (a)	1,200,000	1,168,692
Deutsche Bank AG
4.950%, SOFR + 1.300%, 08/04/31 (b)	1,500,000	1,494,435
5.297%, SOFR + 1.720%, 05/09/31 (b)	1,000,000	1,010,260
Goldman Sachs Group, Inc.
3.850%, 01/26/27 (a)	1,900,000	1,893,711
4.223%, 3M TSFR + 1.563%, 05/01/29 (b)	1,900,000	1,888,847
5.016%, SOFR + 1.420%, 10/23/35 (a) (b)	5,400,000	5,301,072
6.125%, 02/15/33 (a)	2,075,000	2,225,396
HSBC Holdings PLC
3.973%, 3M TSFR + 1.872%, 05/22/30 (a) (b)	2,000,000	1,956,080
5.130%, SOFR + 1.040%, 11/19/28 (b)	6,000,000	6,046,740
6.500%, 09/15/37	1,205,000	1,285,181
Huntington Bancshares, Inc.
5.709%, SOFR + 1.870%, 02/02/35 (a) (b)	1,000,000	1,020,570
ING Groep NV
5.550%, SOFR + 1.770%, 03/19/35 (a) (b)	2,000,000	2,029,700
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (b)	2,100,000	1,850,478
2.522%, SOFR + 2.040%, 04/22/31 (a) (b)	2,000,000	1,847,840
3.157%, 3M TSFR + 1.460%, 04/22/42 (b)	4,900,000	3,677,744
3.882%, 3M TSFR + 1.622%, 07/24/38 (b)	1,000,000	877,660
3.964%, 3M TSFR + 1.642%, 11/15/48 (b)	2,400,000	1,862,760
5.103%, SOFR + 1.435%, 04/22/31 (a) (b)	1,500,000	1,527,120
5.350%, SOFR + 1.845%, 06/01/34 (a) (b)	2,900,000	2,956,231
5.534%, SOFR + 1.550%, 11/29/45 (a) (b)	2,000,000	1,963,100
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29 (a)	2,000,000	1,864,640
3.750%, 02/15/28	2,000,000	1,997,640
3.750%, 07/15/30 (a)	1,000,000	993,130
4.375%, 03/01/27 (a)	1,500,000	1,507,215
Landwirtschaftliche Rentenbank
3.875%, 09/28/27	1,000,000	999,820
Lloyds Banking Group PLC
3.574%, 11/07/28 (a)	1,800,000	1,774,908
5.590%, 1Y H15 + 1.200%, 11/26/35 (a) (b)	2,000,000	2,033,360
Mitsubishi UFJ Financial Group, Inc.
5.133%, 1Y H15 + 2.125%, 07/20/33 (a) (b)	2,000,000	2,013,300
5.574%, 1Y H15 + 0.950%, 01/16/36 (a) (b)	2,000,000	2,043,460
Mizuho Financial Group, Inc.
4.018%, 03/05/28 (a)	1,800,000	1,789,488
Security Description	Principal Amount*	Value

Banks—(Continued)
Mizuho Financial Group, Inc.
5.098%, 1Y H15 + 0.820%, 05/13/31 (a) (b)	2,000,000	$2,022,960
Morgan Stanley
4.300%, 01/27/45 (a)	1,900,000	1,568,564
5.230%, SOFR + 1.108%, 01/15/31 (b)	1,500,000	1,523,415
5.942%, 5Y H15 + 1.800%, 02/07/39 (a) (b)	4,700,000	4,804,340
7.250%, 04/01/32 (a)	1,850,000	2,092,387
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (b)	8,000,000	8,091,440
National Australia Bank Ltd.
4.901%, 01/14/30 (a)	1,000,000	1,019,660
NatWest Group PLC
4.964%, 1Y H15 + 1.220%, 08/15/30 (a) (b)	2,000,000	2,018,740
Oesterreichische Kontrollbank AG
4.125%, 01/18/29 (a)	500,000	503,070
PNC Financial Services Group, Inc.
5.492%, SOFR + 1.198%, 05/14/30 (a) (b)	1,900,000	1,954,055
5.582%, SOFR + 1.841%, 06/12/29 (a) (b)	2,000,000	2,049,760
Royal Bank of Canada
4.522%, SOFR + 0.860%, 10/18/28 (b)	1,000,000	1,000,990
4.969%, SOFR + 1.100%, 08/02/30 (a) (b)	2,000,000	2,024,760
Santander Holdings USA, Inc.
5.741%, SOFR + 1.878%, 03/20/31 (a) (b)	1,000,000	1,025,160
State Street Corp.
5.146%, SOFR + 1.217%, 02/28/36 (a) (b)	1,500,000	1,503,540
5.684%, SOFR + 1.484%, 11/21/29 (a) (b)	1,000,000	1,034,430
Sumitomo Mitsui Financial Group, Inc.
5.632%, 01/15/35 (a)	2,800,000	2,887,192
Toronto-Dominion Bank
4.994%, 04/05/29 (a)	4,000,000	4,060,520
Truist Financial Corp.
5.435%, SOFR + 1.620%, 01/24/30 (a) (b)	2,900,000	2,966,381
U.S. Bancorp
5.678%, SOFR + 1.860%, 01/23/35 (b)	2,000,000	2,065,140
5.775%, SOFR + 2.020%, 06/12/29 (a) (b)	2,000,000	2,056,360
Wells Fargo & Co.
2.879%, 3M TSFR + 1.432%, 10/30/30 (a) (b)	2,400,000	2,264,472
5.499%, SOFR + 1.780%, 01/23/35 (a) (b)	8,000,000	8,140,160
5.557%, SOFR + 1.990%, 07/25/34 (a) (b)	1,500,000	1,536,060
Westpac Banking Corp.
2.668%, 5Y H15 + 1.750%, 11/15/35 (a) (b)	1,700,000	1,525,546
5.618%, 1Y H15 + 1.200%, 11/20/35 (a) (b)	2,000,000	2,023,300
		166,798,914
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,000,000	973,730
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48 (a)	1,165,000	974,907
5.550%, 01/23/49 (a)	1,900,000	1,841,765
Coca-Cola Co.
1.650%, 06/01/30 (a)	2,400,000	2,169,672
5.300%, 05/13/54 (a)	1,000,000	957,000
Constellation Brands, Inc.
4.800%, 01/15/29 (a)	2,000,000	2,011,120
BHFTII-170

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Beverages—(Continued)
Diageo Capital PLC
2.375%, 10/24/29 (a)	1,400,000	$1,308,594
Keurig Dr. Pepper, Inc.
4.597%, 05/25/28 (a)	1,200,000	1,199,892
PepsiCo, Inc.
2.750%, 03/19/30 (a)	800,000	756,048
4.450%, 04/14/46 (a)	1,300,000	1,126,229
4.500%, 07/17/29	2,000,000	2,017,940
		15,336,897
Biotechnology — 0.2%
Amgen, Inc.
2.000%, 01/15/32 (a)	1,600,000	1,384,256
4.663%, 06/15/51	1,000,000	839,610
5.600%, 03/02/43	1,000,000	986,850
5.650%, 03/02/53 (a)	1,000,000	967,880
Gilead Sciences, Inc.
5.600%, 11/15/64 (a)	2,000,000	1,936,640
		6,115,236
Building Materials — 0.1%
CRH SMW Finance DAC
5.125%, 01/09/30 (a)	1,000,000	1,016,540
Owens Corning
5.700%, 06/15/34 (a)	1,000,000	1,034,690
Trane Technologies Financing Ltd.
3.800%, 03/21/29	1,000,000	987,420
		3,038,650
Chemicals — 0.2%
Dow Chemical Co.
4.375%, 11/15/42	1,000,000	783,400
5.150%, 02/15/34 (a)	2,000,000	1,949,140
DuPont de Nemours, Inc.
5.419%, 11/15/48 (a)	211,000	194,744
LyondellBasell Industries NV
4.625%, 02/26/55 (a)	1,400,000	1,048,642
Nutrien Ltd.
4.200%, 04/01/29	1,000,000	992,590
Sherwin-Williams Co.
3.450%, 06/01/27 (a)	1,000,000	989,720
4.500%, 06/01/47 (a)	1,500,000	1,247,400
Westlake Corp.
3.125%, 08/15/51	500,000	303,395
		7,509,031
Commercial Services — 0.2%
Global Payments, Inc.
2.900%, 05/15/30 (a)	900,000	822,717
Massachusetts Institute of Technology
2.294%, 07/01/51	1,200,000	672,120
PayPal Holdings, Inc.
2.850%, 10/01/29 (a)	2,000,000	1,896,980
President & Fellows of Harvard College
4.609%, 02/15/35	1,000,000	988,740
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Quanta Services, Inc.
5.250%, 08/09/34 (a)	1,000,000	$1,006,260
S&P Global, Inc.
2.300%, 08/15/60	800,000	386,256
Yale University
2.402%, 04/15/50	2,000,000	1,187,560
		6,960,633
Computers — 0.5%
Apple, Inc.
1.650%, 02/08/31 (a)	2,900,000	2,587,293
2.550%, 08/20/60	1,000,000	534,890
2.650%, 02/08/51	1,500,000	908,595
3.350%, 08/08/32 (a)	2,300,000	2,190,612
4.650%, 02/23/46	1,000,000	896,030
Dell International LLC/EMC Corp.
5.100%, 02/15/36 (a)	500,000	488,780
5.300%, 10/01/29 (a)	1,800,000	1,836,846
Hewlett Packard Enterprise Co.
5.600%, 10/15/54 (a)	1,000,000	894,880
HP, Inc.
4.000%, 04/15/29 (a)	1,000,000	981,700
IBM International Capital Pte. Ltd.
4.900%, 02/05/34 (a)	2,000,000	1,973,540
International Business Machines Corp.
4.000%, 06/20/42 (a)	1,200,000	971,208
		14,264,374
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
1.950%, 03/15/31 (a)	1,100,000	971,157
Haleon U.S. Capital LLC
3.625%, 03/24/32 (a)	1,300,000	1,224,444
Kenvue, Inc.
5.050%, 03/22/53 (a)	400,000	361,204
Procter & Gamble Co.
3.550%, 03/25/40 (a)	900,000	766,251
4.550%, 01/29/34 (a)	1,000,000	1,001,230
Unilever Capital Corp.
2.900%, 05/05/27 (a)	1,500,000	1,482,765
		5,807,051
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32	1,000,000	909,090
3.650%, 07/21/27	1,900,000	1,880,335
5.375%, 12/15/31	1,000,000	1,015,800
American Express Co.
3.300%, 05/03/27 (a)	3,000,000	2,973,300
5.442%, SOFR + 1.320%, 01/30/36 (a) (b)	1,000,000	1,017,670
Blackrock, Inc.
4.750%, 05/25/33 (a)	1,000,000	1,006,480
Brookfield Capital Finance LLC
6.087%, 06/14/33 (a)	500,000	522,355
Brookfield Finance, Inc.
3.900%, 01/25/28 (a)	1,000,000	988,840
BHFTII-171

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Capital One Financial Corp.
3.800%, 01/31/28 (a)	1,800,000	$1,778,994
5.463%, SOFR + 1.560%, 07/26/30 (a) (b)	1,500,000	1,531,875
Charles Schwab Corp.
4.625%, 03/22/30	900,000	912,375
5.643%, SOFR + 2.210%, 05/19/29 (a) (b)	500,000	513,655
5.853%, SOFR + 2.500%, 05/19/34 (a) (b)	2,400,000	2,521,536
Intercontinental Exchange, Inc.
3.000%, 06/15/50	1,000,000	639,650
4.200%, 03/15/31 (a)	2,000,000	1,971,900
Jefferies Financial Group, Inc.
5.875%, 07/21/28 (a)	1,000,000	1,021,290
Mastercard, Inc.
3.350%, 03/26/30 (a)	1,700,000	1,644,784
Nasdaq, Inc.
3.950%, 03/07/52 (a)	700,000	513,604
Nomura Holdings, Inc.
2.679%, 07/16/30	1,000,000	914,430
6.070%, 07/12/28 (a)	1,000,000	1,030,720
ORIX Corp.
5.400%, 02/25/35 (a)	1,000,000	1,005,800
Private Export Funding Corp.
1.400%, 07/15/28	500,000	471,465
Visa, Inc.
1.100%, 02/15/31 (a)	3,100,000	2,684,352
Voya Financial, Inc.
4.700%, 01/23/48 (a)	1,000,000	947,810
		30,418,110
Electric — 2.2%
Appalachian Power Co.
3.700%, 05/01/50	900,000	640,404
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	1,300,000	1,125,319
CMS Energy Corp.
4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,451,505
Commonwealth Edison Co.
3.000%, 03/01/50	900,000	576,459
5.950%, 06/01/55 (a)	1,000,000	1,017,850
Connecticut Light & Power Co.
4.000%, 04/01/48 (a)	1,000,000	777,680
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	2,070,000	1,667,902
Constellation Energy Generation LLC
5.600%, 03/01/28 (a)	1,000,000	1,021,680
Dominion Energy, Inc.
4.600%, 03/15/49	800,000	647,872
DTE Electric Co.
3.700%, 03/15/45 (a)	1,000,000	766,780
Duke Energy Carolinas LLC
3.550%, 03/15/52	1,000,000	704,340
5.300%, 02/15/40	2,000,000	1,980,060
Duke Energy Corp.
2.650%, 09/01/26 (a)	1,000,000	993,190
6.450%, 5Y H15 + 2.588%, 09/01/54 (a) (b)	3,900,000	4,019,379
Security Description	Principal Amount*	Value

Electric—(Continued)
Entergy Louisiana LLC
4.000%, 03/15/33	1,000,000	$950,100
5.800%, 03/15/55	1,000,000	981,740
Evergy, Inc.
2.900%, 09/15/29 (a)	500,000	474,075
Exelon Corp.
5.600%, 03/15/53	1,000,000	943,700
5.625%, 06/15/35 (a)	500,000	512,600
Florida Power & Light Co.
5.950%, 02/01/38 (a)	1,700,000	1,818,456
Georgia Power Co.
4.300%, 03/15/42 (a)	2,000,000	1,726,320
Indiana Michigan Power Co.
5.625%, 04/01/53	2,500,000	2,413,050
Interstate Power & Light Co.
5.600%, 06/29/35 (a)	1,000,000	1,025,370
Louisville Gas & Electric Co.
4.250%, 04/01/49	800,000	637,144
MidAmerican Energy Co.
3.650%, 04/15/29 (a)	1,700,000	1,669,825
4.250%, 07/15/49	1,500,000	1,205,730
National Rural Utilities Cooperative Finance Corp.
2.400%, 03/15/30 (a)	1,800,000	1,671,462
NextEra Energy Capital Holdings, Inc.
4.900%, 03/15/29 (a)	6,000,000	6,089,640
5.550%, 03/15/54 (a)	1,000,000	940,370
Northern States Power Co.
2.600%, 06/01/51	1,700,000	1,023,196
6.250%, 06/01/36 (a)	1,200,000	1,306,152
NSTAR Electric Co.
5.200%, 03/01/35	1,500,000	1,511,325
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	900,000	586,377
5.350%, 04/01/35 (a)	1,000,000	1,021,720
Pacific Gas & Electric Co.
2.500%, 02/01/31 (a)	3,000,000	2,690,850
5.900%, 10/01/54 (a)	2,500,000	2,339,175
PG&E Wildfire Recovery Funding LLC
4.722%, 06/01/39	160,000	155,173
5.212%, 12/01/49	500,000	472,550
Public Service Electric & Gas Co.
1.900%, 08/15/31 (a)	1,600,000	1,402,304
4.900%, 08/15/35 (a)	1,000,000	992,860
Sempra
3.400%, 02/01/28 (a)	1,100,000	1,079,595
6.400%, 5Y H15 + 2.632%, 10/01/54 (a) (b)	1,600,000	1,591,008
Southern California Edison Co.
3.650%, 03/01/28	900,000	884,934
4.000%, 04/01/47	1,000,000	743,950
5.450%, 03/01/35	1,000,000	1,005,140
Southern Co.
4.850%, 06/15/28 (a)	2,000,000	2,019,340
Southwestern Electric Power Co.
4.100%, 09/15/28 (a)	1,800,000	1,789,236
Union Electric Co.
3.500%, 03/15/29	1,800,000	1,761,228
BHFTII-172

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Virginia Electric & Power Co.
5.550%, 08/15/54	5,600,000	$5,296,200
		70,122,315
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.200%, 12/21/31 (a)	500,000	443,820
Electronics — 0.1%
Amphenol Corp.
4.625%, 02/15/36 (a)	1,000,000	966,830
Honeywell International, Inc.
5.000%, 03/01/35 (a)	2,000,000	2,020,460
5.250%, 03/01/54 (a)	1,600,000	1,498,576
		4,485,866
Environmental Control — 0.1%
Republic Services, Inc.
5.200%, 11/15/34 (a)	1,000,000	1,019,010
Waste Connections, Inc.
2.200%, 01/15/32 (a)	500,000	439,180
Waste Management, Inc.
3.150%, 11/15/27 (a)	1,800,000	1,773,342
		3,231,532
Food — 0.3%
Conagra Brands, Inc.
4.850%, 11/01/28 (a)	1,300,000	1,301,339
General Mills, Inc.
4.200%, 04/17/28 (a)	1,500,000	1,491,495
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.500%, 12/01/52 (a)	2,400,000	2,425,128
Kraft Heinz Foods Co.
5.000%, 07/15/35 (a)	1,600,000	1,554,064
Kroger Co.
2.200%, 05/01/30 (a)	1,000,000	913,370
5.500%, 09/15/54 (a)	1,100,000	1,021,977
Sysco Corp.
6.600%, 04/01/50 (a)	900,000	929,223
Tyson Foods, Inc.
3.550%, 06/02/27 (a)	800,000	792,488
		10,429,084
Forest Products & Paper — 0.0%
International Paper Co.
4.400%, 08/15/47 (a)	800,000	629,960
Gas — 0.1%
Atmos Energy Corp.
1.500%, 01/15/31 (a)	1,100,000	961,224
NiSource, Inc.
4.800%, 02/15/44 (a)	1,500,000	1,308,915
Southern Co. Gas Capital Corp.
4.950%, 09/15/34 (a)	1,000,000	987,150
		3,257,289
Security Description	Principal Amount*	Value

Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.
3.000%, 05/15/32	1,800,000	$1,621,368
Healthcare-Products — 0.3%
Abbott Laboratories
4.750%, 11/30/36 (a)	1,300,000	1,276,990
5.500%, 03/15/56	2,000,000	1,961,280
DH Europe Finance II SARL
3.250%, 11/15/39	900,000	722,457
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 (a)	1,400,000	1,477,084
Medtronic, Inc.
4.625%, 03/15/45 (a)	933,000	832,954
Solventum Corp.
5.900%, 04/30/54 (a)	500,000	489,025
Stryker Corp.
5.200%, 02/10/35 (a)	1,000,000	1,012,510
Thermo Fisher Scientific, Inc.
5.086%, 08/10/33 (a)	2,000,000	2,038,480
		9,810,780
Healthcare-Services — 0.9%
Centene Corp.
2.500%, 03/01/31	300,000	251,511
3.375%, 02/15/30	2,000,000	1,807,720
Cigna Group
2.375%, 03/15/31 (a)	1,500,000	1,348,290
5.250%, 02/15/34 (a)	2,000,000	2,024,780
6.125%, 11/15/41 (a)	313,000	323,924
CommonSpirit Health
3.910%, 10/01/50 (a)	500,000	368,155
5.205%, 12/01/31	2,000,000	2,037,960
Elevance Health, Inc.
5.700%, 02/15/55 (a)	1,000,000	945,420
5.850%, 01/15/36	1,800,000	1,861,650
HCA, Inc.
5.450%, 09/15/34 (a)	5,000,000	5,046,450
5.900%, 06/01/53	1,000,000	952,950
Humana, Inc.
4.875%, 04/01/30 (a)	800,000	797,408
Kaiser Foundation Hospitals
3.002%, 06/01/51	1,000,000	640,740
Quest Diagnostics, Inc.
5.000%, 12/15/34 (a)	1,000,000	992,780
UnitedHealth Group, Inc.
3.500%, 08/15/39	900,000	729,270
4.250%, 06/15/48	1,000,000	794,860
4.950%, 05/15/62	1,300,000	1,089,517
5.000%, 04/15/34 (a)	5,000,000	5,000,850
		27,014,235
Home Builders — 0.0%
Lennar Corp.
4.750%, 11/29/27 (a)	1,300,000	1,302,483
BHFTII-173

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Household Products/Wares — 0.0%
Kimberly-Clark Corp.
3.100%, 03/26/30	1,100,000	$1,048,806
Insurance — 0.7%
Allstate Corp.
1.450%, 12/15/30 (a)	1,100,000	955,097
American International Group, Inc.
3.400%, 06/30/30 (a)	800,000	763,128
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33 (a)	1,000,000	1,024,990
Aon North America, Inc.
5.750%, 03/01/54 (a)	1,000,000	963,070
Arthur J Gallagher & Co.
5.450%, 07/15/34	1,000,000	1,015,700
Athene Holding Ltd.
6.250%, 04/01/54 (a)	1,100,000	1,010,295
AXA SA
8.600%, 12/15/30 (a)	365,000	420,914
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48 (a)	1,700,000	1,385,041
Brown & Brown, Inc.
5.550%, 06/23/35 (a)	1,000,000	998,830
Chubb INA Holdings LLC
6.000%, 05/11/37 (a)	865,000	922,462
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (b)	1,000,000	980,860
Equitable Holdings, Inc.
5.000%, 04/20/48 (a)	1,100,000	950,202
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30 (a)	2,000,000	1,990,680
Hartford Insurance Group, Inc.
6.100%, 10/01/41 (a)	780,000	819,741
Lincoln National Corp.
4.350%, 03/01/48	600,000	450,192
Marsh & McLennan Cos., Inc.
5.000%, 03/15/35 (a)	1,000,000	996,110
5.450%, 03/15/54 (a)	1,000,000	941,080
Principal Financial Group, Inc.
3.100%, 11/15/26	1,000,000	992,820
Progressive Corp.
4.950%, 06/15/33 (a)	1,000,000	1,014,020
Prudential Financial, Inc.
2.100%, 03/10/30	1,000,000	920,700
5.700%, 12/14/36 (a)	1,525,000	1,582,127
Travelers Cos., Inc.
3.050%, 06/08/51	800,000	515,000
		21,613,059
Internet — 0.8%
Alibaba Group Holding Ltd.
4.200%, 12/06/47 (a)	1,400,000	1,150,982
Alphabet, Inc.
2.050%, 08/15/50	1,100,000	589,798
4.700%, 11/15/35	2,000,000	1,976,620
5.250%, 05/15/55 (a)	1,000,000	943,700
5.650%, 02/15/56	2,000,000	1,992,040
Security Description	Principal Amount*	Value

Internet—(Continued)
Amazon.com, Inc.
3.100%, 05/12/51	2,200,000	$1,435,236
3.450%, 04/13/29 (a)	3,100,000	3,038,651
3.875%, 08/22/37 (a)	1,900,000	1,710,228
6.050%, 03/13/76	3,000,000	2,986,860
eBay, Inc.
3.600%, 06/05/27	500,000	495,565
Meta Platforms, Inc.
4.750%, 08/15/34 (a)	2,000,000	1,976,580
4.950%, 05/15/33 (a)	1,500,000	1,511,685
5.750%, 11/15/65 (a)	2,500,000	2,318,600
Netflix, Inc.
4.900%, 08/15/34 (a)	2,000,000	2,015,380
Uber Technologies, Inc.
4.800%, 09/15/34 (a)	800,000	782,424
		24,924,349
Investment Companies — 0.2%
ARES Capital Corp.
5.875%, 03/01/29 (a)	2,500,000	2,518,250
Blackstone Private Credit Fund
6.250%, 01/25/31 (a)	1,000,000	988,150
Blue Owl Credit Income Corp.
6.650%, 03/15/31 (a)	1,500,000	1,480,620
		4,987,020
Iron/Steel — 0.1%
Vale Overseas Ltd.
3.750%, 07/08/30 (a)	2,200,000	2,092,596
6.875%, 11/21/36 (a)	528,000	583,482
		2,676,078
Lodging — 0.1%
Hyatt Hotels Corp.
5.375%, 12/15/31 (a)	1,000,000	1,013,890
Marriott International, Inc.
2.850%, 04/15/31	1,100,000	1,007,413
Sands China Ltd.
5.400%, 08/08/28	1,000,000	1,005,610
		3,026,913
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.
3.803%, 08/15/42 (a)	2,100,000	1,732,416
Eaton Capital ULC
4.450%, 05/09/30 (a)	1,000,000	1,000,040
		2,732,456
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.000%, 06/17/31	1,000,000	886,990
4.850%, 06/11/29 (a)	2,000,000	2,036,180
Regal Rexnord Corp.
6.400%, 04/15/33 (a)	900,000	950,562
		3,873,732
BHFTII-174

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850%, 04/01/61	2,300,000	$1,344,051
6.100%, 06/01/29 (a)	2,000,000	2,071,380
6.484%, 10/23/45	900,000	828,999
Comcast Corp.
3.969%, 11/01/47	900,000	662,661
4.650%, 07/15/42	1,670,000	1,438,588
5.650%, 06/15/35 (a)	1,500,000	1,550,820
5.650%, 06/01/54 (a)	3,000,000	2,767,470
Time Warner Cable LLC
6.550%, 05/01/37	100,000	100,810
TWDC Enterprises 18 Corp.
2.950%, 06/15/27	1,000,000	987,450
Walt Disney Co.
3.600%, 01/13/51 (a)	1,000,000	723,580
6.550%, 03/15/33 (a)	950,000	1,056,790
		13,532,599
Mining — 0.2%
BHP Billiton Finance USA Ltd.
5.250%, 09/08/33 (a)	1,200,000	1,225,908
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	2,100,000	1,987,671
Newmont Corp.
6.250%, 10/01/39 (a)	1,000,000	1,068,970
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 (a)	751,000	806,183
		5,088,732
Miscellaneous Manufacturing — 0.1%
3M Co.
2.875%, 10/15/27	1,700,000	1,666,646
4.000%, 09/14/48	900,000	692,964
Parker-Hannifin Corp.
3.250%, 06/14/29	900,000	872,370
		3,231,980
Multi-National — 1.3%
African Development Bank
3.500%, 09/18/29 (a)	2,000,000	1,973,980
Asian Development Bank
1.500%, 03/04/31	2,000,000	1,780,660
1.750%, 09/19/29	900,000	838,530
4.125%, 01/12/27	1,000,000	1,002,320
4.125%, 01/12/34	3,100,000	3,078,362
Asian Infrastructure Investment Bank
4.500%, 01/16/30 (a)	500,000	510,430
Corp. Andina de Fomento
5.000%, 01/22/30	1,000,000	1,026,630
Council of Europe Development Bank
3.625%, 05/08/28	1,000,000	995,490
European Bank for Reconstruction & Development
4.125%, 01/25/29 (a)	1,000,000	1,006,910
European Investment Bank
3.625%, 07/15/30	1,000,000	988,260
Security Description	Principal Amount*	Value

Multi-National—(Continued)
European Investment Bank
4.000%, 02/15/29	5,100,000	$5,122,032
4.375%, 10/10/31 (a)	1,000,000	1,017,320
4.500%, 03/14/30	1,000,000	1,022,070
4.875%, 02/15/36	1,100,000	1,145,298
Inter-American Development Bank
2.250%, 06/18/29	1,400,000	1,331,792
2.375%, 07/07/27	500,000	490,970
3.750%, 06/14/30	1,000,000	993,430
4.125%, 02/15/29	2,500,000	2,518,275
4.500%, 02/15/30	400,000	408,580
Inter-American Investment Corp.
4.250%, 02/14/29	500,000	504,305
International Bank for Reconstruction & Development
1.625%, 11/03/31	2,800,000	2,465,036
4.125%, 03/20/30	2,500,000	2,519,700
4.625%, 08/01/28	5,900,000	6,004,371
4.625%, 01/15/32	1,000,000	1,029,510
International Finance Corp.
4.500%, 01/21/28	2,000,000	2,023,020
Nordic Investment Bank
3.750%, 05/09/30	500,000	495,910
		42,293,191
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.250%, 04/01/28 (a)	1,100,000	1,086,437
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.721%, 01/12/32	1,000,000	904,330
3.000%, 02/24/50	1,000,000	644,340
4.699%, 04/10/29 (a)	2,000,000	2,022,960
Canadian Natural Resources Ltd.
6.250%, 03/15/38	800,000	841,600
Chevron USA, Inc.
4.500%, 10/15/32 (a)	2,000,000	2,005,940
ConocoPhillips Co.
5.300%, 05/15/53 (a)	1,000,000	925,090
5.500%, 01/15/55 (a)	1,100,000	1,050,775
6.950%, 04/15/29 (a)	700,000	751,527
Devon Energy Corp.
5.750%, 09/15/54 (a)	1,400,000	1,316,406
Diamondback Energy, Inc.
5.750%, 04/18/54 (a)	1,000,000	946,950
Equinor ASA
3.625%, 04/06/40	600,000	501,126
Exxon Mobil Corp.
4.114%, 03/01/46 (a)	1,600,000	1,318,688
4.227%, 03/19/40 (a)	2,000,000	1,811,340
Occidental Petroleum Corp.
6.450%, 09/15/36	1,000,000	1,067,550
8.875%, 07/15/30	2,600,000	2,960,828
Phillips 66 Co.
4.875%, 11/15/44	1,000,000	869,030
4.950%, 03/15/35 (a)	2,600,000	2,562,690
BHFTII-175

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Shell Finance U.S., Inc.
2.375%, 11/07/29 (a)	2,000,000	$1,876,520
3.250%, 04/06/50 (a)	900,000	611,991
TotalEnergies Capital International SA
3.127%, 05/29/50	900,000	594,117
Valero Energy Corp.
3.400%, 09/15/26 (a)	200,000	199,076
		25,782,874
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.486%, 05/01/30 (a)	1,000,000	1,001,330
Halliburton Co.
5.000%, 11/15/45 (a)	1,200,000	1,063,896
		2,065,226
Packaging & Containers — 0.1%
Sonoco Products Co.
4.600%, 09/01/29 (a)	1,100,000	1,097,272
WRKCo, Inc.
3.000%, 06/15/33 (a)	600,000	526,842
4.200%, 06/01/32 (a)	2,100,000	2,016,651
		3,640,765
Pharmaceuticals — 1.3%
AbbVie, Inc.
4.050%, 11/21/39	3,900,000	3,422,679
5.400%, 03/15/54 (a)	1,500,000	1,431,855
AstraZeneca PLC
4.000%, 09/18/42 (a)	1,200,000	1,007,112
Becton Dickinson & Co.
4.669%, 06/06/47 (a)	2,000,000	1,740,960
Bristol-Myers Squibb Co.
3.400%, 07/26/29	1,000,000	973,290
5.200%, 02/22/34 (a)	1,000,000	1,024,470
5.550%, 02/22/54 (a)	1,500,000	1,444,095
Cardinal Health, Inc.
3.410%, 06/15/27 (a)	800,000	790,680
Cencora, Inc.
5.150%, 02/15/35 (a)	2,000,000	2,013,420
CVS Health Corp.
4.300%, 03/25/28 (a)	544,000	542,172
4.780%, 03/25/38	1,500,000	1,381,725
5.050%, 03/25/48 (a)	1,500,000	1,286,640
5.125%, 07/20/45	900,000	791,748
6.000%, 06/01/44 (a)	2,000,000	1,963,540
Eli Lilly & Co.
4.600%, 08/14/34 (a)	1,000,000	989,950
5.500%, 02/12/55 (a)	1,000,000	978,540
5.550%, 10/15/55 (a)	2,000,000	1,970,620
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28 (a)	1,000,000	994,670
4.875%, 04/15/35 (a)	1,000,000	995,700
Johnson & Johnson
3.700%, 03/01/46 (a)	1,000,000	794,340
5.950%, 08/15/37 (a)	910,000	997,870
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Merck & Co., Inc.
3.400%, 03/07/29	4,000,000	$3,918,040
6.550%, 09/15/37	1,000,000	1,123,430
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	314,373
Novartis Capital Corp.
2.200%, 08/14/30	1,900,000	1,740,267
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 05/19/43	1,500,000	1,415,595
5.340%, 05/19/63 (a)	2,000,000	1,815,040
Pfizer, Inc.
3.600%, 09/15/28 (a)	2,100,000	2,079,861
Takeda U.S. Financing, Inc.
5.200%, 07/07/35 (a)	2,000,000	1,998,860
		41,941,542
Pipelines — 0.9%
Cheniere Energy Partners LP
5.750%, 08/15/34 (a)	1,000,000	1,030,990
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	220,000	257,631
Enbridge, Inc.
5.950%, 04/05/54 (a)	1,500,000	1,490,430
Energy Transfer LP
5.150%, 03/15/45 (a)	2,600,000	2,267,538
6.050%, 09/01/54 (a)	3,500,000	3,333,400
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	719,235
3.950%, 02/15/27 (a)	1,300,000	1,296,997
5.200%, 01/15/36 (a)	1,000,000	1,005,350
Kinder Morgan Energy Partners LP
6.500%, 02/01/37	2,000,000	2,165,140
MPLX LP
4.000%, 03/15/28	3,600,000	3,571,668
5.200%, 03/01/47 (a)	1,000,000	883,700
ONEOK, Inc.
3.100%, 03/15/30 (a)	1,100,000	1,037,377
5.700%, 11/01/54 (a)	3,600,000	3,283,920
Targa Resources Corp.
6.150%, 03/01/29 (a)	2,400,000	2,501,808
TransCanada PipeLines Ltd.
6.200%, 10/15/37	1,800,000	1,907,424
Western Midstream Operating LP
4.050%, 02/01/30 (a)	1,100,000	1,068,870
Williams Cos., Inc.
3.750%, 06/15/27	1,500,000	1,488,705
		29,310,183
Real Estate Investment Trusts — 0.8%
American Tower Corp.
3.800%, 08/15/29 (a)	1,000,000	975,210
5.900%, 11/15/33	900,000	942,111
AvalonBay Communities, Inc.
2.300%, 03/01/30 (a)	200,000	184,538
5.350%, 06/01/34 (a)	2,000,000	2,049,340
BHFTII-176

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Boston Properties LP
5.750%, 01/15/35 (a)	2,000,000	$1,989,200
Brixmor Operating Partnership LP
4.050%, 07/01/30 (a)	900,000	875,430
Crown Castle, Inc.
3.800%, 02/15/28 (a)	1,500,000	1,479,270
Digital Realty Trust LP
3.700%, 08/15/27	500,000	494,775
Equinix, Inc.
3.200%, 11/18/29	700,000	666,715
ERP Operating LP
3.000%, 07/01/29 (a)	1,000,000	957,110
Essex Portfolio LP
3.000%, 01/15/30	1,000,000	941,840
Extra Space Storage LP
5.400%, 02/01/34 (a)	2,000,000	2,013,900
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34 (a)	1,000,000	982,570
Healthpeak OP LLC
3.500%, 07/15/29	900,000	869,994
Kimco Realty OP LLC
4.850%, 03/01/35 (a)	1,000,000	980,820
NNN REIT, Inc.
2.500%, 04/15/30	1,000,000	920,310
Prologis LP
3.375%, 12/15/27 (a)	500,000	493,175
4.750%, 01/15/31 (a)	1,000,000	1,009,910
5.000%, 03/15/34 (a)	1,000,000	1,001,150
Public Storage Operating Co.
3.094%, 09/15/27 (a)	500,000	492,935
Realty Income Corp.
5.125%, 02/15/34 (a)	1,000,000	1,006,900
5.125%, 04/15/35 (a)	1,000,000	1,000,390
Ventas Realty LP
5.625%, 07/01/34 (a)	2,000,000	2,049,840
Welltower OP LLC
3.850%, 06/15/32 (a)	1,100,000	1,048,487
		25,425,920
Retail — 0.6%
Costco Wholesale Corp.
1.375%, 06/20/27 (a)	2,100,000	2,036,643
Home Depot, Inc.
4.250%, 04/01/46	2,000,000	1,651,780
4.750%, 06/25/29 (a)	2,000,000	2,031,360
Lowe's Cos., Inc.
4.050%, 05/03/47	2,000,000	1,534,740
4.250%, 04/01/52 (a)	1,100,000	842,457
5.625%, 04/15/53 (a)	1,000,000	944,320
McDonald's Corp.
4.875%, 12/09/45 (a)	1,500,000	1,335,585
5.200%, 05/17/34	1,900,000	1,942,180
Starbucks Corp.
3.550%, 08/15/29 (a)	1,000,000	974,190
Target Corp.
2.650%, 09/15/30 (a)	1,400,000	1,302,322
Security Description	Principal Amount*	Value

Retail—(Continued)
Walmart, Inc.
1.800%, 09/22/31 (a)	3,600,000	$3,192,084
4.050%, 06/29/48 (a)	900,000	735,408
		18,523,069
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,600,000	1,359,440
4.300%, 11/15/32	1,700,000	1,655,290
4.800%, 10/15/34 (a)	5,000,000	4,923,850
Intel Corp.
4.750%, 03/25/50	1,800,000	1,454,112
4.900%, 08/05/52 (a)	1,000,000	816,500
5.150%, 02/21/34 (a)	4,000,000	3,988,640
KLA Corp.
4.950%, 07/15/52 (a)	1,100,000	983,796
Micron Technology, Inc.
5.800%, 01/15/35 (a)	1,000,000	1,064,730
NVIDIA Corp.
2.850%, 04/01/30 (a)	1,100,000	1,043,867
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.400%, 05/01/30 (a)	1,100,000	1,048,454
QUALCOMM, Inc.
1.650%, 05/20/32 (a)	2,333,000	1,975,538
Texas Instruments, Inc.
2.250%, 09/04/29 (a)	1,000,000	937,200
TSMC Arizona Corp.
4.250%, 04/22/32	1,500,000	1,487,640
		22,739,057
Software — 0.6%
Fiserv, Inc.
5.625%, 08/21/33 (a)	1,500,000	1,514,190
Intuit, Inc.
5.200%, 09/15/33 (a)	1,000,000	1,016,930
Microsoft Corp.
3.300%, 02/06/27 (a)	2,000,000	1,989,660
4.250%, 02/06/47 (a)	2,000,000	1,704,060
Oracle Corp.
2.875%, 03/25/31	3,000,000	2,665,950
2.950%, 04/01/30	1,200,000	1,094,736
3.600%, 04/01/40 (a)	7,600,000	5,516,004
3.850%, 04/01/60	2,100,000	1,234,380
6.850%, 02/04/66	1,000,000	918,090
Salesforce, Inc.
2.900%, 07/15/51	1,000,000	585,580
Synopsys, Inc.
5.150%, 04/01/35 (a)	1,000,000	1,001,810
		19,241,390
Telecommunications — 1.1%
America Movil SAB de CV
2.875%, 05/07/30 (a)	1,000,000	930,590
AT&T, Inc.
3.500%, 06/01/41 (a)	5,700,000	4,418,925
3.500%, 09/15/53	1,221,000	799,779
BHFTII-177

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc.
3.650%, 09/15/59	2,686,000	$1,735,854
4.100%, 02/15/28 (a)	1,687,000	1,678,852
7.125%, 12/15/31	100,000	109,985
Bell Telephone Co. of Canada or Bell Canada
5.200%, 02/15/34	1,000,000	1,002,830
Cisco Systems, Inc.
4.850%, 02/26/29 (a)	3,000,000	3,055,200
5.500%, 01/15/40 (a)	1,000,000	1,016,650
Deutsche Telekom International Finance BV
8.750%, 06/15/30	300,000	344,643
Orange SA
5.500%, 02/06/44 (a)	500,000	486,010
Rogers Communications, Inc.
2.900%, 11/15/26	1,100,000	1,089,616
3.800%, 03/15/32 (a)	1,200,000	1,120,320
Telefonica Emisiones SA
4.103%, 03/08/27 (a)	900,000	896,193
5.213%, 03/08/47 (a)	1,200,000	1,045,092
T-Mobile USA, Inc.
2.550%, 02/15/31 (a)	2,200,000	1,999,140
3.300%, 02/15/51	1,500,000	981,165
3.875%, 04/15/30	3,800,000	3,699,414
Verizon Communications, Inc.
3.400%, 03/22/41 (a)	2,800,000	2,153,088
3.550%, 03/22/51 (a)	1,000,000	697,550
4.812%, 03/15/39 (a)	1,927,000	1,794,288
5.250%, 04/02/35 (a)	2,500,000	2,502,925
Vodafone Group PLC
6.150%, 02/27/37 (a)	1,000,000	1,070,960
		34,629,069
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	1,900,000	1,562,959
Canadian National Railway Co.
4.450%, 01/20/49 (a)	400,000	335,408
Canadian Pacific Railway Co.
2.450%, 12/02/31 (a)	1,100,000	977,196
CSX Corp.
4.100%, 03/15/44 (a)	1,600,000	1,322,016
6.150%, 05/01/37	800,000	864,368
FedEx Corp.
4.550%, 04/01/46 (a)	1,000,000	830,790
Norfolk Southern Corp.
2.550%, 11/01/29	1,000,000	941,750
Ryder System, Inc.
5.375%, 03/15/29 (a)	500,000	511,730
Union Pacific Corp.
2.891%, 04/06/36 (a)	1,200,000	1,007,232
3.200%, 05/20/41 (a)	2,400,000	1,848,936
3.250%, 02/05/50 (a)	1,300,000	881,556
United Parcel Service, Inc.
4.450%, 04/01/30 (a)	1,600,000	1,611,504
5.950%, 05/14/55 (a)	900,000	909,675
		13,605,120
Security Description	Principal Amount*	Value

Trucking & Leasing — 0.0%
GATX Corp.
5.450%, 09/15/33 (a)	1,000,000	$1,015,100
Water — 0.1%
American Water Capital Corp.
3.750%, 09/01/28 (a)	900,000	891,117
Essential Utilities, Inc.
5.375%, 01/15/34	1,000,000	1,014,630
		1,905,747
Total Corporate Bonds & Notes (Cost $845,664,252)		803,584,756

Agency Sponsored Mortgage-Backed Securities—24.6% of Net Assets
Agency Mortgage-Backed Securities — 24.6%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/36	1,049,639	949,117
1.500%, 01/01/37	10,093,497	9,083,692
1.500%, 01/01/42	2,217,930	1,877,597
1.500%, 03/01/51	721,969	558,381
2.000%, 10/01/35	1,558,960	1,443,794
2.000%, 11/01/35	1,241,374	1,149,287
2.000%, 03/01/36	5,983,008	5,530,240
2.000%, 06/01/36	534,697	493,739
2.000%, 03/01/41	1,540,479	1,352,196
2.000%, 12/01/41	1,043,358	909,971
2.000%, 10/01/50	3,054,358	2,487,969
2.000%, 12/01/50	5,158,291	4,198,153
2.000%, 01/01/51	7,802,813	6,347,712
2.000%, 02/01/51	3,307,728	2,689,734
2.000%, 04/01/51	46,757,638	37,979,726
2.000%, 05/01/51	4,547,250	3,692,896
2.000%, 07/01/51	4,396,749	3,567,599
2.000%, 08/01/51	3,611,189	2,928,920
2.000%, 12/01/51	3,852,771	3,119,476
2.000%, 03/01/52	1,975,860	1,599,992
2.000%, 06/01/52	1,073,747	869,488
2.500%, 12/01/27	46,069	45,451
2.500%, 04/01/28	132,786	130,629
2.500%, 12/01/29	265,530	259,497
2.500%, 01/01/32	900,090	868,128
2.500%, 08/01/35	780,795	742,650
2.500%, 02/01/41	1,123,538	1,020,910
2.500%, 03/01/50	1,287,242	1,099,023
2.500%, 07/01/50	3,347,981	2,854,287
2.500%, 09/01/50	2,308,608	1,966,747
2.500%, 10/01/50	1,887,009	1,604,024
2.500%, 12/01/50	2,587,279	2,201,743
2.500%, 04/01/51	2,227,918	1,893,236
2.500%, 07/01/51	2,015,734	1,711,051
2.500%, 08/01/51	3,293,936	2,795,027
2.500%, 01/01/52	14,990,641	12,852,124
3.000%, 03/01/27	22,139	22,007
3.000%, 05/01/27	42,696	42,359
3.000%, 11/01/28	123,081	121,294
BHFTII-178

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 10/01/32	229,652	$222,910
3.000%, 04/01/33	457,097	442,449
3.000%, 03/01/35	431,169	413,986
3.000%, 10/01/42	604,651	557,670
3.000%, 01/01/43	463,600	427,592
3.000%, 03/01/43	463,874	427,845
3.000%, 04/01/43	1,044,123	959,370
3.000%, 06/01/43	802,333	737,219
3.000%, 06/01/45	763,857	693,932
3.000%, 06/01/46	751,781	679,136
3.000%, 11/01/46	854,660	772,073
3.000%, 01/01/47	1,509,834	1,363,937
3.000%, 01/01/48	323,416	291,224
3.000%, 09/01/49	723,487	644,858
3.000%, 12/01/49	943,324	840,803
3.000%, 02/01/50	482,454	430,021
3.000%, 04/01/50	859,347	765,404
3.000%, 05/01/50	812,104	723,074
3.000%, 07/01/50	714,822	636,013
3.000%, 08/01/50	10,407,247	9,305,391
3.000%, 09/01/50	9,413,759	8,407,519
3.000%, 11/01/50	778,841	692,009
3.000%, 10/01/52	3,318,198	2,924,799
3.000%, 11/01/52	1,237,434	1,090,438
3.000%, 09/01/53	2,994,198	2,638,863
3.500%, 05/01/26	43	43
3.500%, 09/01/30	298,221	294,944
3.500%, 04/01/32	250,987	246,469
3.500%, 01/01/42	223,837	212,910
3.500%, 03/01/42	211,005	200,334
3.500%, 02/01/43	380,453	361,213
3.500%, 05/01/43	555,872	527,002
3.500%, 06/01/43	291,084	275,990
3.500%, 06/01/44	259,982	244,839
3.500%, 10/01/44	338,389	318,680
3.500%, 12/01/44	403,862	380,340
3.500%, 05/01/45	533,855	499,657
3.500%, 11/01/45	519,228	485,968
3.500%, 12/01/45	318,008	297,637
3.500%, 03/01/46	910,264	850,941
3.500%, 06/01/47	411,432	383,306
3.500%, 08/01/47	269,945	251,492
3.500%, 10/01/47	377,657	351,399
3.500%, 11/01/47	364,984	340,034
3.500%, 04/01/49	249,410	230,973
3.500%, 10/01/49	344,434	318,972
3.500%, 03/01/50	463,016	428,788
3.500%, 08/01/50	1,339,495	1,238,037
3.500%, 11/01/54	1,005,445	923,132
4.000%, 01/01/31	85,541	85,320
4.000%, 08/01/31	102,785	102,324
4.000%, 06/01/39	130,992	128,049
4.000%, 12/01/39	243,783	238,320
4.000%, 11/01/40	178,280	174,363
4.000%, 04/01/41	215,934	210,470
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 09/01/41	194,023	$189,114
4.000%, 10/01/41	483,644	471,474
4.000%, 11/01/41	141,586	138,004
4.000%, 07/01/44	432,054	416,873
4.000%, 10/01/44	337,631	325,768
4.000%, 07/01/45	524,950	505,939
4.000%, 01/01/46	479,479	462,114
4.000%, 02/01/46	272,441	262,574
4.000%, 06/01/47	437,217	418,700
4.000%, 10/01/47	233,557	223,665
4.000%, 11/01/47	222,839	213,401
4.000%, 03/01/48	350,495	335,651
4.000%, 05/01/48	158,543	151,500
4.000%, 10/01/48	178,245	170,327
4.000%, 11/01/48	214,445	204,919
4.000%, 01/01/49	129,041	123,309
4.000%, 02/01/49	121,579	116,035
4.000%, 06/01/49	241,317	229,905
4.000%, 03/01/54	935,046	884,245
4.500%, 05/01/29	15,058	15,117
4.500%, 10/01/35	63,569	63,892
4.500%, 06/01/38	91,870	92,337
4.500%, 02/01/39	50,373	50,337
4.500%, 03/01/39	103,127	103,095
4.500%, 04/01/39	91,968	91,938
4.500%, 09/01/39	113,242	113,206
4.500%, 10/01/39	257,467	257,384
4.500%, 11/01/39	68,889	68,867
4.500%, 01/01/40	74,771	74,746
4.500%, 05/01/40	109,630	109,549
4.500%, 11/01/40	152,084	151,970
4.500%, 02/01/41	42,804	42,656
4.500%, 05/01/41	109,611	109,231
4.500%, 06/01/41	67,096	66,863
4.500%, 12/01/43	138,689	137,607
4.500%, 12/01/45	203,118	201,460
4.500%, 08/01/47	311,578	306,047
4.500%, 08/01/48	126,740	124,481
4.500%, 10/01/48	222,907	218,934
4.500%, 12/01/48	136,805	134,367
4.500%, 01/01/49	116,617	114,398
4.500%, 05/01/53	2,528,549	2,450,399
4.500%, 11/01/53	873,128	844,923
5.000%, 03/01/27	1,813	1,814
5.000%, 10/01/33	64,328	65,518
5.000%, 03/01/34	13,669	13,920
5.000%, 08/01/35	89,384	90,984
5.000%, 09/01/35	29,063	29,583
5.000%, 10/01/35	4,619	4,701
5.000%, 01/01/36	52,879	53,826
5.000%, 04/01/38	53,446	54,420
5.000%, 11/01/39	246,983	251,506
5.000%, 05/01/40	263,973	268,770
5.000%, 09/01/53	5,180,528	5,125,667
5.000%, 11/01/54	5,399,127	5,375,491
BHFTII-179

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.000%, 01/01/55	1,825,483	$1,802,285
5.000%, 02/01/55	1,817,799	1,794,699
5.000%, 03/01/56	2,990,870	2,949,783
5.500%, 06/01/34	14,897	15,416
5.500%, 10/01/35	38,540	39,917
5.500%, 01/01/36	49,541	51,311
5.500%, 12/01/37	60,107	62,285
5.500%, 04/01/38	18,369	19,049
5.500%, 07/01/38	35,227	36,532
5.500%, 09/01/39	1,317,982	1,347,255
5.500%, 12/01/54	1,653,641	1,663,776
5.500%, 01/01/55	1,641,681	1,651,618
5.500%, 10/01/55	2,801,501	2,815,242
5.500%, 01/01/56	680,761	684,100
6.000%, 11/01/28	333	335
6.000%, 12/01/28	342	347
6.000%, 04/01/29	351	354
6.000%, 06/01/31	593	610
6.000%, 07/01/31	89	91
6.000%, 09/01/31	15,592	16,013
6.000%, 11/01/32	4,150	4,283
6.000%, 11/01/35	10,125	10,588
6.000%, 02/01/36	30,976	32,363
6.000%, 08/01/36	11,585	12,161
6.000%, 01/01/37	17,874	18,763
6.000%, 09/01/39	1,167,387	1,206,103
6.000%, 05/01/54	1,635,646	1,692,593
6.000%, 09/01/54	6,470,801	6,598,702
6.000%, 11/01/55	1,837,089	1,872,785
6.000%, 03/01/56	1,989,446	2,034,575
6.500%, 02/01/30	883	888
6.500%, 08/01/31	1,315	1,373
6.500%, 11/01/31	2,669	2,787
6.500%, 03/01/32	24,864	26,047
6.500%, 04/01/32	29,951	31,398
6.500%, 11/01/37	18,057	19,243
6.500%, 04/01/53	577,627	597,614
6.500%, 09/01/54	6,980,934	7,218,782
6.500%, 03/01/55	1,871,772	1,934,085
7.000%, 12/01/27	59	60
7.000%, 11/01/28	156	160
7.000%, 04/01/29	325	334
7.000%, 05/01/29	90	90
7.000%, 07/01/29	17	17
7.000%, 01/01/31	20,261	20,548
7.500%, 10/01/27	435	438
7.500%, 10/01/29	1,232	1,278
7.500%, 05/01/30	2,637	2,706
8.000%, 02/01/27	33	33
8.000%, 10/01/28	178	182
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.250%, 01/25/32	3,500,000	3,132,670
2.519%, 07/25/29	2,250,000	2,143,324
2.785%, 06/25/29	1,800,000	1,730,791
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.243%, 04/25/27	1,500,000	$1,488,035
3.444%, 12/25/27	2,000,000	1,978,856
3.780%, 10/25/28 (b)	2,000,000	1,983,205
3.920%, 09/25/28 (b)	2,900,000	2,885,386
3.926%, 07/25/28 (b)	2,500,000	2,488,060
5.000%, 05/25/34	3,500,000	3,609,193
Federal National Mortgage Association
1.500%, 04/01/36	1,091,624	986,828
1.500%, 09/01/36	1,206,798	1,089,548
1.500%, 11/01/36	1,877,783	1,694,473
1.500%, 03/01/51	2,913,079	2,253,016
1.500%, 04/01/51	3,689,242	2,853,169
1.500%, 10/01/51	9,430,807	7,291,356
2.000%, 11/01/35	1,075,451	995,672
2.000%, 12/01/35	873,637	808,560
2.000%, 09/01/36	2,803,533	2,586,184
2.000%, 12/01/36	1,787,493	1,647,260
2.000%, 02/01/37	611,235	562,905
2.000%, 03/01/37	3,505,534	3,225,075
2.000%, 06/01/37	1,342,471	1,235,067
2.000%, 02/01/41	1,797,399	1,582,826
2.000%, 06/01/41	1,643,528	1,439,570
2.000%, 08/01/42	5,282,916	4,604,228
2.000%, 10/01/50	7,957,425	6,481,831
2.000%, 11/01/50	6,262,777	5,099,244
2.000%, 12/01/50	3,194,136	2,599,596
2.000%, 01/01/51	3,920,524	3,189,409
2.000%, 04/01/51	2,791,911	2,268,331
2.000%, 05/01/51	3,559,150	2,893,369
2.000%, 10/01/51	3,020,912	2,448,054
2.000%, 11/01/51	1,533,476	1,242,146
2.000%, 12/01/51	3,861,381	3,126,447
2.000%, 02/01/52	794,533	643,496
2.000%, 03/01/52	7,269,652	5,956,379
2.500%, 12/01/27	144,998	142,922
2.500%, 02/01/28	164,660	162,104
2.500%, 07/01/28	123,106	120,832
2.500%, 10/01/28	203,698	199,889
2.500%, 03/01/30	299,880	292,454
2.500%, 09/01/31	640,548	618,052
2.500%, 01/01/32	209,510	201,887
2.500%, 04/01/32	504,274	484,892
2.500%, 09/01/32	118,974	114,101
2.500%, 12/01/34	452,034	427,225
2.500%, 09/01/35	462,094	439,376
2.500%, 11/01/36	3,539,104	3,349,641
2.500%, 02/01/41	1,289,218	1,170,957
2.500%, 01/01/50	775,302	662,121
2.500%, 03/01/50	720,862	615,458
2.500%, 05/01/50	1,724,494	1,471,270
2.500%, 07/01/50	2,804,071	2,390,582
2.500%, 08/01/50	791,580	674,607
2.500%, 09/01/50	4,081,618	3,477,208
2.500%, 11/01/50	996,927	848,682
BHFTII-180

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 12/01/50	1,552,114	$1,320,831
2.500%, 01/01/51	1,611,728	1,371,061
2.500%, 06/01/51	24,727,076	20,997,187
2.500%, 07/01/51	3,328,813	2,825,655
2.500%, 08/01/51	1,691,102	1,434,963
2.500%, 09/01/51	4,138,922	3,510,745
2.500%, 10/01/51	2,810,176	2,382,795
2.500%, 12/01/51	2,920,529	2,474,552
2.500%, 02/01/52	752,941	637,497
2.500%, 03/01/52	3,431,269	2,929,645
2.500%, 05/01/53	4,987,353	4,220,092
3.000%, 01/01/27	20,042	19,902
3.000%, 02/01/27	40,211	39,911
3.000%, 03/01/27	22,661	22,492
3.000%, 01/01/29	313,521	308,673
3.000%, 10/01/29	173,524	170,762
3.000%, 06/01/30	275,658	270,545
3.000%, 02/01/33	285,811	276,473
3.000%, 08/01/35	396,315	378,809
3.000%, 01/01/36	469,674	451,560
3.000%, 05/01/36	455,918	434,956
3.000%, 10/01/37	263,373	251,743
3.000%, 08/01/42	558,796	514,703
3.000%, 09/01/42	460,740	424,417
3.000%, 11/01/42	649,714	598,625
3.000%, 12/01/42	438,315	403,785
3.000%, 01/01/43	335,346	308,915
3.000%, 03/01/43	666,148	611,429
3.000%, 07/01/43	675,355	619,742
3.000%, 09/01/43	414,536	380,400
3.000%, 05/01/45	938,448	852,568
3.000%, 05/01/46	533,655	481,489
3.000%, 06/01/46	745,209	672,364
3.000%, 08/01/46	793,195	715,659
3.000%, 02/01/47	1,136,322	1,025,245
3.000%, 11/01/49	501,510	447,006
3.000%, 12/01/49	917,976	818,210
3.000%, 01/01/50	953,207	849,611
3.000%, 02/01/50	468,341	417,441
3.000%, 07/01/50	708,822	630,675
3.000%, 11/01/51	1,898,730	1,682,000
3.000%, 06/01/52	1,605,813	1,415,804
3.500%, 05/01/29	187,373	185,757
3.500%, 04/01/32	206,976	203,131
3.500%, 08/01/32	90,322	88,771
3.500%, 03/01/34	140,547	137,229
3.500%, 09/01/35	358,772	348,595
3.500%, 01/01/37	1,453,082	1,414,809
3.500%, 07/01/38	262,612	252,734
3.500%, 12/01/40	311,459	297,905
3.500%, 03/01/42	201,852	191,427
3.500%, 05/01/42	534,631	506,967
3.500%, 06/01/42	371,388	352,170
3.500%, 08/01/42	232,347	220,324
3.500%, 09/01/42	989,558	938,329
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 01/01/43	387,450	$367,401
3.500%, 06/01/43	476,254	451,055
3.500%, 08/01/44	497,727	468,125
3.500%, 02/01/45	537,742	505,760
3.500%, 03/01/45	606,915	567,332
3.500%, 04/01/45	339,796	317,634
3.500%, 09/01/45	481,110	449,732
3.500%, 11/01/45	481,884	450,456
3.500%, 01/01/46	586,612	548,353
3.500%, 03/01/46	534,168	498,056
3.500%, 05/01/46	394,026	367,388
3.500%, 11/01/47	918,878	854,989
3.500%, 02/01/49	178,461	165,646
3.500%, 08/01/49	209,271	193,801
3.500%, 10/01/49	437,345	405,015
3.500%, 01/01/50	284,716	263,669
3.500%, 02/01/50	144,492	133,811
3.500%, 05/01/50	654,424	606,559
3.500%, 02/01/51	11,357,019	10,517,471
3.500%, 06/01/52	776,518	712,972
3.500%, 09/01/52	2,495,315	2,312,072
3.500%, 09/01/53	1,481,627	1,360,331
3.500%, 10/01/54	944,317	866,714
4.000%, 02/01/31	78,403	78,108
4.000%, 03/01/38	1,734,778	1,717,995
4.000%, 08/01/39	184,723	180,355
4.000%, 09/01/39	148,104	144,602
4.000%, 12/01/39	195,613	190,987
4.000%, 06/01/40	100,080	97,761
4.000%, 09/01/40	124,622	121,734
4.000%, 12/01/40	928,397	906,928
4.000%, 01/01/41	456,024	445,458
4.000%, 12/01/41	209,081	203,539
4.000%, 02/01/42	279,840	272,423
4.000%, 09/01/43	370,639	360,339
4.000%, 05/01/44	405,408	390,667
4.000%, 10/01/44	235,316	226,760
4.000%, 11/01/44	483,059	466,599
4.000%, 01/01/45	465,497	448,565
4.000%, 03/01/45	343,310	330,452
4.000%, 10/01/45	476,659	458,806
4.000%, 03/01/47	134,794	128,922
4.000%, 05/01/47	147,597	141,168
4.000%, 06/01/47	220,308	210,712
4.000%, 07/01/47	236,887	226,569
4.000%, 10/01/47	352,678	337,316
4.000%, 05/01/48	397,381	379,259
4.000%, 06/01/48	336,997	321,629
4.000%, 07/01/48	248,754	237,410
4.000%, 09/01/48	120,400	114,910
4.000%, 10/01/48	186,658	178,146
4.000%, 11/01/48	234,611	223,913
4.000%, 04/01/49	386,816	368,524
4.000%, 02/01/50	407,755	388,473
4.000%, 03/01/50	450,814	429,495
BHFTII-181

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 09/01/50	307,115	$292,726
4.000%, 01/01/51	1,786,400	1,701,923
4.000%, 07/01/52	5,888,183	5,601,554
4.000%, 09/01/52	1,572,785	1,489,645
4.000%, 11/01/52	1,223,668	1,158,794
4.000%, 12/01/54	2,838,413	2,681,538
4.000%, 01/01/55	2,078,799	1,963,906
4.500%, 08/01/30	43,556	43,732
4.500%, 08/01/33	25,295	25,428
4.500%, 10/01/33	32,602	32,774
4.500%, 04/01/34	23,008	23,130
4.500%, 01/01/39	7,236	7,222
4.500%, 07/01/39	282,577	282,138
4.500%, 09/01/39	349,389	348,846
4.500%, 10/01/39	188,829	188,536
4.500%, 11/01/39	1,474,698	1,465,314
4.500%, 05/01/40	293,514	292,934
4.500%, 08/01/40	332,049	331,393
4.500%, 11/01/40	177,425	177,074
4.500%, 12/01/40	409,633	408,823
4.500%, 04/01/41	1,035,630	1,031,850
4.500%, 05/01/41	232,043	230,952
4.500%, 03/01/44	149,815	148,408
4.500%, 08/01/47	333,781	327,429
4.500%, 10/01/48	160,014	156,969
4.500%, 12/01/48	213,572	209,508
4.500%, 09/01/50	2,060,741	2,021,525
4.500%, 09/01/52	1,143,941	1,108,564
4.500%, 10/01/52	1,511,313	1,464,434
4.500%, 11/01/52	1,179,811	1,143,105
4.500%, 10/01/53	1,305,183	1,263,022
4.500%, 10/01/54	1,396,155	1,347,674
4.500%, 06/01/55	2,000,781	1,929,922
4.500%, 07/01/55	989,848	954,792
4.500%, 12/01/55	1,968,585	1,898,867
4.500%, 02/01/56	1,990,051	1,919,573
5.000%, 07/01/33	27,371	27,842
5.000%, 08/01/33	85,706	87,173
5.000%, 09/01/33	30,010	30,526
5.000%, 10/01/33	298,108	303,230
5.000%, 03/01/34	37,482	38,127
5.000%, 04/01/34	79,827	81,196
5.000%, 05/01/34	15,262	15,523
5.000%, 09/01/34	63,117	64,195
5.000%, 02/01/35	24,002	24,413
5.000%, 04/01/35	9,856	10,020
5.000%, 05/01/35	5,084	5,168
5.000%, 11/01/35	28,029	28,495
5.000%, 03/01/36	92,745	94,287
5.000%, 07/01/37	86,589	88,066
5.000%, 01/01/39	77,024	78,338
5.000%, 11/01/39	1,456,811	1,467,737
5.000%, 04/01/40	243,551	247,683
5.000%, 07/01/41	150,592	153,162
5.000%, 04/01/49	256,659	258,218
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 10/01/52	1,424,216	$1,412,314
5.000%, 11/01/52	1,127,579	1,119,043
5.000%, 12/01/52	3,049,760	3,026,672
5.000%, 07/01/53	2,822,387	2,793,896
5.000%, 08/01/53	1,617,269	1,602,384
5.000%, 10/01/53	1,252,475	1,239,832
5.000%, 04/01/54	1,275,083	1,258,880
5.000%, 12/01/54	2,512,002	2,480,080
5.000%, 08/01/55	2,888,397	2,851,263
5.000%, 01/01/56	1,973,916	1,946,905
5.000%, 02/01/56	1,289,552	1,271,906
5.000%, 04/01/56	2,000,000	1,971,844
5.500%, 10/01/32	7,322	7,496
5.500%, 02/01/33	15,518	15,888
5.500%, 08/01/33	40,560	41,652
5.500%, 10/01/33	17,530	18,001
5.500%, 12/01/33	84,490	86,755
5.500%, 02/01/34	22,947	23,721
5.500%, 03/01/34	9,302	9,616
5.500%, 04/01/34	7,261	7,506
5.500%, 09/01/34	33,768	34,906
5.500%, 12/01/34	23,562	24,356
5.500%, 01/01/35	20,981	21,688
5.500%, 04/01/35	5,700	5,897
5.500%, 06/01/35	26,986	27,917
5.500%, 01/01/37	37,336	38,645
5.500%, 05/01/37	27,950	28,929
5.500%, 05/01/38	20,487	21,221
5.500%, 06/01/38	17,358	17,980
5.500%, 12/01/52	1,434,482	1,454,919
5.500%, 01/01/53	1,366,329	1,384,066
5.500%, 03/01/53	697,750	704,535
5.500%, 04/01/53	702,282	709,003
5.500%, 05/01/53	1,421,705	1,433,666
5.500%, 07/01/53	2,950,283	2,977,859
5.500%, 09/01/53	1,312,006	1,323,466
5.500%, 10/01/53	1,314,878	1,325,154
5.500%, 01/01/54	1,564,256	1,577,313
5.500%, 02/01/54	1,125,390	1,133,646
5.500%, 05/01/54	1,145,476	1,154,543
5.500%, 06/01/54	1,148,703	1,155,513
5.500%, 11/01/54	4,525,621	4,601,145
5.500%, 12/01/54	12,400,217	12,463,707
5.500%, 03/01/55	4,978,253	5,002,670
5.500%, 04/01/55	1,658,571	1,666,706
5.500%, 08/01/55	898,580	902,988
5.500%, 01/01/56	2,940,596	2,955,317
5.500%, 03/01/56	2,988,317	3,006,721
5.500%, 04/01/56	1,000,000	1,006,478
6.000%, 11/01/28	68	68
6.000%, 12/01/28	74	75
6.000%, 06/01/31	13,648	14,029
6.000%, 09/01/32	13,680	14,101
6.000%, 01/01/33	1,860	1,917
6.000%, 02/01/33	22,597	23,295
BHFTII-182

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 04/01/33	38,782	$40,125
6.000%, 05/01/33	48,521	50,222
6.000%, 05/01/34	39,375	40,930
6.000%, 09/01/34	42,647	44,339
6.000%, 01/01/35	15,267	15,869
6.000%, 07/01/36	5,016	5,260
6.000%, 09/01/36	23,585	24,730
6.000%, 08/01/37	44,492	46,814
6.000%, 10/01/37	26,149	27,515
6.000%, 12/01/38	24,478	25,770
6.000%, 04/01/53	1,814,343	1,852,936
6.000%, 05/01/53	621,759	635,486
6.000%, 07/01/53	1,260,653	1,288,328
6.000%, 09/01/53	1,099,217	1,123,211
6.000%, 12/01/53	1,167,972	1,194,460
6.000%, 02/01/54	867,512	886,178
6.000%, 03/01/54	614,846	627,329
6.000%, 05/01/54	1,883,521	1,921,424
6.000%, 09/01/54	4,808,517	4,903,561
6.000%, 11/01/54	1,411,169	1,438,809
6.000%, 02/01/55	2,057,242	2,097,230
6.000%, 03/01/55	2,106,646	2,145,980
6.000%, 06/01/55	1,224,336	1,247,195
6.000%, 07/01/55	3,267,125	3,328,126
6.000%, 08/01/55	1,567,141	1,596,770
6.000%, 10/01/55	2,687,635	2,739,858
6.000%, 12/01/55	5,465,440	5,573,069
6.500%, 05/01/28	2,142	2,170
6.500%, 12/01/28	19,057	19,157
6.500%, 03/01/29	503	509
6.500%, 04/01/29	2,808	2,846
6.500%, 05/01/29	88	88
6.500%, 08/01/29	187	189
6.500%, 09/01/31	1,988	2,073
6.500%, 06/01/32	3,131	3,278
6.500%, 10/01/33	1,531	1,608
6.500%, 10/01/34	44,292	46,530
6.500%, 10/01/37	10,701	11,389
6.500%, 09/01/53	799,806	828,062
6.500%, 01/01/54	1,174,493	1,215,132
6.500%, 02/01/54	1,835,945	1,900,807
6.500%, 04/01/54	501,646	518,738
6.500%, 05/01/54	754,873	780,365
6.500%, 08/01/54	1,101,267	1,138,788
6.500%, 10/01/55	5,161,538	5,335,009
6.500%, 11/01/55	1,736,674	1,796,070
7.000%, 06/01/26	1	1
7.000%, 06/01/28	1,696	1,700
7.000%, 10/01/29	602	620
7.000%, 06/01/32	8,583	9,107
7.000%, 10/01/37	38,205	41,249
7.000%, 12/01/53	343,122	360,900
7.500%, 06/01/26	8	8
7.500%, 07/01/29	561	574
7.500%, 10/01/29	729	737
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
8.000%, 11/01/29	3	$3
8.000%, 11/01/30	222	227
8.000%, 01/01/31	131	131
8.000%, 02/01/31	606	628
Federal National Mortgage Association-ACES
1.610%, 03/25/31	220,888	215,325
2.190%, 01/25/30	1,435,000	1,335,348
Government National Mortgage Association
2.000%, 11/20/50	3,343,572	2,762,157
2.000%, 01/20/51	1,732,444	1,429,444
2.000%, 03/20/51	1,194,733	985,828
2.000%, 04/20/51	3,063,674	2,527,975
2.000%, 05/20/51	8,774,906	7,240,569
2.000%, 06/20/51	952,568	786,007
2.000%, 08/20/51	6,609,508	5,453,802
2.000%, 12/20/51	1,775,860	1,465,342
2.000%, 02/20/52	3,223,058	2,659,404
2.500%, 02/20/50	678,430	584,239
2.500%, 06/20/50	2,479,556	2,134,920
2.500%, 07/20/50	1,783,662	1,535,680
2.500%, 09/20/50	2,977,090	2,562,955
2.500%, 11/20/50	1,337,311	1,151,178
2.500%, 04/20/51	1,704,852	1,466,425
2.500%, 07/20/51	3,820,421	3,286,127
2.500%, 08/20/51	7,792,092	6,702,352
2.500%, 09/20/51	3,307,149	2,844,637
2.500%, 12/20/51	1,740,186	1,496,818
2.500%, 01/20/52	1,700,082	1,462,322
2.500%, 05/20/52	1,747,596	1,503,263
3.000%, 08/15/28	109,581	108,113
3.000%, 11/15/42	450,641	415,386
3.000%, 12/15/42	449,420	414,240
3.000%, 12/20/42	482,577	444,107
3.000%, 02/15/43	351,340	323,838
3.000%, 03/15/43	394,197	362,158
3.000%, 03/20/43	422,101	388,384
3.000%, 07/15/43	355,569	326,670
3.000%, 12/20/44	408,128	373,289
3.000%, 04/20/45	367,094	333,166
3.000%, 08/20/45	672,105	609,986
3.000%, 11/20/45	363,165	329,600
3.000%, 01/20/46	589,685	535,184
3.000%, 09/20/46	638,039	578,009
3.000%, 10/20/46	656,643	594,862
3.000%, 11/20/46	693,677	629,397
3.000%, 01/20/47	719,201	651,535
3.000%, 04/20/47	315,700	285,228
3.000%, 02/20/48	454,137	410,303
3.000%, 10/20/49	499,913	448,583
3.000%, 01/20/50	2,858,598	2,559,220
3.000%, 05/20/50	1,040,473	931,738
3.000%, 07/20/50	669,457	599,339
3.000%, 10/20/50	4,569,401	4,090,279
3.000%, 11/20/50	1,422,183	1,272,895
3.000%, 04/20/52	575,362	513,683
BHFTII-183

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.000%, 05/20/52	2,626,385	$2,344,837
3.500%, 12/20/41	275,727	260,802
3.500%, 02/15/42	115,246	109,057
3.500%, 08/20/42	259,264	245,003
3.500%, 01/20/43	363,478	343,485
3.500%, 05/20/43	563,342	531,799
3.500%, 07/20/44	530,795	500,560
3.500%, 02/20/45	554,198	522,630
3.500%, 06/20/45	344,081	322,740
3.500%, 08/20/45	821,047	770,122
3.500%, 10/20/45	540,850	507,304
3.500%, 12/20/45	500,455	469,415
3.500%, 01/20/46	478,139	448,482
3.500%, 02/20/46	386,544	362,569
3.500%, 06/20/46	426,617	399,721
3.500%, 02/20/47	677,396	634,690
3.500%, 03/20/47	576,387	540,830
3.500%, 09/20/47	235,967	221,411
3.500%, 10/20/48	111,685	104,614
3.500%, 05/20/49	201,077	187,658
3.500%, 07/20/49	222,789	207,921
3.500%, 09/20/49	600,086	560,039
3.500%, 10/20/49	369,607	344,941
3.500%, 11/20/49	515,986	481,550
3.500%, 12/20/49	333,715	311,444
3.500%, 06/20/50	472,066	440,297
3.500%, 02/20/51	797,154	743,954
3.500%, 06/20/53	4,628,547	4,317,054
3.500%, 05/20/55	978,938	897,487
4.000%, 07/15/39	270,980	264,550
4.000%, 07/15/40	168,222	163,688
4.000%, 11/20/40	236,343	228,254
4.000%, 12/20/40	305,506	295,049
4.000%, 11/20/43	158,623	153,195
4.000%, 04/20/44	226,009	216,771
4.000%, 05/20/44	270,554	259,496
4.000%, 09/20/44	451,533	433,078
4.000%, 11/20/44	118,965	114,103
4.000%, 10/20/45	417,734	400,510
4.000%, 11/20/45	223,243	214,038
4.000%, 03/20/47	85,970	82,307
4.000%, 04/20/47	342,518	327,310
4.000%, 09/20/47	314,156	300,208
4.000%, 07/20/48	217,073	207,325
4.000%, 08/20/48	157,013	149,908
4.000%, 09/20/48	282,497	269,811
4.000%, 07/20/49	286,494	273,185
4.000%, 05/20/50	410,719	391,704
4.000%, 07/20/52	1,866,458	1,766,473
4.000%, 02/20/53	4,775,767	4,519,933
4.000%, 01/20/55	1,064,516	997,198
4.500%, 01/15/39	63,119	63,102
4.500%, 04/15/39	142,382	141,895
4.500%, 05/15/39	313,261	312,265
4.500%, 08/15/39	118,878	118,425
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 01/15/40	136,845	$136,339
4.500%, 08/20/40	189,211	188,163
4.500%, 12/20/40	147,053	146,238
4.500%, 02/15/41	44,887	44,692
4.500%, 04/15/41	51,786	51,550
4.500%, 04/20/41	106,667	106,076
4.500%, 03/20/42	119,476	118,813
4.500%, 10/20/43	138,083	136,892
4.500%, 03/20/47	215,278	213,091
4.500%, 03/20/49	145,289	142,741
4.500%, 08/20/52	1,829,124	1,782,031
4.500%, 10/20/52	7,570,876	7,373,610
4.500%, 01/20/55	2,877,155	2,781,629
4.500%, 05/20/55	2,051,395	1,980,975
5.000%, 12/15/35	51,782	52,631
5.000%, 12/15/36	12,794	12,879
5.000%, 01/15/39	149,026	151,716
5.000%, 02/15/39	28,835	29,363
5.000%, 08/15/39	161,109	164,180
5.000%, 09/15/39	30,345	30,921
5.000%, 12/15/39	136,797	139,363
5.000%, 05/15/40	109,731	111,791
5.000%, 08/20/40	102,353	104,267
5.000%, 10/20/40	106,785	108,781
5.000%, 06/20/44	228,621	232,895
5.000%, 10/20/48	159,328	160,476
5.000%, 01/20/49	111,510	112,314
5.000%, 04/20/53	1,518,683	1,511,782
5.000%, 07/20/53	2,505,931	2,493,293
5.000%, 10/20/54	893,190	886,939
5.000%, 11/20/54	7,302,949	7,244,465
5.000%, 03/20/55	925,203	917,170
5.000%, 05/20/55	1,892,015	1,875,587
5.000%, 06/20/55	1,923,055	1,906,357
5.000%, 12/20/55	3,974,781	3,938,920
5.500%, 03/15/36	33,530	34,094
5.500%, 09/15/38	15,079	15,366
5.500%, 08/15/39	34,284	35,331
5.500%, 04/20/53	1,974,247	2,003,174
5.500%, 08/20/53	2,802,133	2,841,786
5.500%, 07/20/54	1,492,677	1,508,810
5.500%, 11/20/54	7,405,915	7,475,917
5.500%, 01/20/55	1,545,713	1,560,028
5.500%, 05/20/55	3,426,326	3,450,226
5.500%, 08/20/55	1,957,265	1,970,924
5.500%, 11/20/55	1,979,936	1,995,561
6.000%, 01/15/29	336	338
6.000%, 01/15/33	33,130	34,393
6.000%, 03/15/35	26,780	27,953
6.000%, 09/15/36	28,041	29,175
6.000%, 07/15/38	61,496	64,421
6.000%, 01/20/53	473,230	485,798
6.000%, 12/20/53	1,978,852	2,022,516
6.000%, 09/20/54	5,825,064	5,933,187
6.000%, 10/20/54	883,526	899,545
BHFTII-184

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
6.000%, 01/20/55	873,329	$889,540
6.000%, 04/20/55	1,316,981	1,339,098
6.000%, 07/20/55	725,588	738,233
6.000%, 09/20/55	1,464,805	1,490,220
6.500%, 02/15/27	10	10
6.500%, 08/15/28	980	987
6.500%, 11/15/28	538	549
6.500%, 12/15/28	1,904	1,920
6.500%, 07/15/29	708	713
6.500%, 06/20/31	3,469	3,610
6.500%, 05/15/36	59,658	62,939
6.500%, 11/20/53	806,062	841,428
6.500%, 07/20/54	1,264,451	1,314,341
6.500%, 11/20/54	1,001,624	1,041,007
6.500%, 06/20/55	1,323,346	1,373,578
7.000%, 01/15/28	112	113
7.000%, 05/15/28	1,133	1,138
7.000%, 06/15/28	556	561
7.000%, 10/15/28	1,004	1,014
7.000%, 03/15/31	90	91
7.000%, 08/15/31	13,867	14,555
7.000%, 07/15/32	5,390	5,676
7.500%, 02/20/28	79	79
8.000%, 08/15/26	22	22
8.000%, 09/15/26	6	6
Total Agency Sponsored Mortgage-Backed Securities (Cost $824,617,625)		785,059,775

Foreign Government—1.6%
Banks — 0.1%
Korea Development Bank
4.000%, 01/28/31 (a)	1,000,000	992,775
4.875%, 02/03/30	2,000,000	2,049,660
		3,042,435
Regional Government — 0.2%
Province of Alberta
4.500%, 01/24/34 (a)	1,000,000	1,003,588
Province of British Columbia
1.300%, 01/29/31	1,000,000	877,847
Province of Ontario
4.200%, 01/18/29	2,500,000	2,517,411
Province of Quebec
4.250%, 09/05/34 (a)	2,000,000	1,963,147
		6,361,993
Sovereign — 1.3%
Canada Government International Bonds
4.625%, 04/30/29 (a)	1,000,000	1,022,547
Chile Government International Bonds
2.550%, 07/27/33 (a)	1,300,000	1,108,113
3.100%, 01/22/61	1,200,000	740,884
3.500%, 01/25/50 (a)	1,000,000	715,914
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Export Development Canada
4.125%, 02/13/29	1,500,000	$1,510,704
Export-Import Bank of Korea
4.000%, 09/11/29	2,100,000	2,096,853
Indonesia Government International Bonds
3.050%, 03/12/51	1,100,000	688,581
3.850%, 10/15/30	700,000	670,480
4.350%, 01/11/48 (a)	1,200,000	969,182
4.550%, 01/11/28	1,000,000	1,000,848
Israel Government AID Bonds
5.500%, 09/18/33	200,000	211,630
Israel Government International Bonds
4.125%, 01/17/48	1,000,000	752,649
5.500%, 03/12/34	2,000,000	2,023,942
5.875%, 01/13/56 (a)	700,000	659,474
Japan Bank for International Cooperation
2.750%, 11/16/27 (a)	1,000,000	980,396
4.625%, 07/19/28	1,600,000	1,621,623
Japan International Cooperation Agency
4.250%, 05/22/30	500,000	501,516
Mexico Government International Bonds
2.659%, 05/24/31	1,200,000	1,059,305
4.600%, 01/23/46	1,100,000	841,757
4.750%, 03/08/44 (a)	900,000	720,796
5.750%, 10/12/2110 (a)	1,000,000	811,506
6.125%, 02/09/38	500,000	488,027
6.350%, 02/09/35	3,000,000	3,065,925
6.625%, 01/29/38 (a)	1,400,000	1,426,089
6.750%, 09/27/34 (a)	1,050,000	1,114,171
Oriental Republic of Uruguay
5.250%, 09/10/60	1,000,000	905,615
Panama Government International Bonds
3.875%, 03/17/28	900,000	885,053
7.875%, 03/01/57 (a)	1,900,000	2,203,654
Peru Government International Bonds
5.875%, 08/08/54	1,000,000	961,839
8.750%, 11/21/33	1,450,000	1,752,736
Philippines Government International Bonds
3.950%, 01/20/40 (a)	1,100,000	924,303
4.375%, 03/05/30 (a)	2,000,000	1,988,484
5.000%, 01/27/36 (a)	800,000	777,313
5.000%, 01/13/37	1,740,000	1,679,014
Republic of Italy Government International Bonds
2.875%, 10/17/29 (a)	1,000,000	956,132
Republic of Poland Government International Bonds
5.500%, 03/18/54 (a)	1,100,000	1,013,708
Svensk Exportkredit AB
4.875%, 10/04/30 (a)	1,000,000	1,033,933
Uruguay Government International Bonds
4.375%, 10/27/27	600,000	601,443
		42,486,139
Total Foreign Government (Cost $53,992,070)		51,890,567

BHFTII-185

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—0.8%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities — 0.8%
Bank
2.556%, 05/15/64	500,000	$450,345
2.758%, 09/15/62	161,892	152,710
3.538%, 11/15/54	990,433	976,461
4.407%, 11/15/61 (b)	881,000	878,549
5.355%, 10/15/57 (b)	300,000	300,544
6.106%, 06/15/57 (b)	500,000	524,312
6.356%, 06/15/57 (b)	400,000	413,764
Bank5
5.769%, 06/15/57	1,400,000	1,443,646
6.255%, 09/15/56	1,558,102	1,601,681
6.260%, 04/15/56 (b)	1,000,000	1,024,338
Bank5 Trust
5.753%, 01/15/58	1,000,000	1,035,977
BBCMS Mortgage Trust
3.662%, 04/15/55 (b)	730,000	681,068
4.600%, 06/15/55 (b)	2,000,000	1,877,799
5.720%, 02/15/62	275,000	287,721
5.829%, 05/15/57	350,000	369,027
5.943%, 05/15/57 (b)	560,000	566,555
6.094%, 05/15/57 (b)	200,000	207,585
Benchmark Mortgage Trust
2.388%, 09/15/54	1,150,000	1,016,543
3.666%, 01/15/51 (b)	915,000	902,303
6.228%, 05/15/56 (b)	1,500,000	1,563,090
6.363%, 07/15/56 (b)	2,500,000	2,586,320
CFCRE Commercial Mortgage Trust
3.585%, 12/10/54	787,393	781,986
GS Mortgage Securities Trust
2.658%, 02/13/53	1,000,000	946,388
Wells Fargo Commercial Mortgage Trust
2.092%, 07/15/53	450,000	401,569
5.645%, 02/15/58	2,050,000	2,134,134
6.044%, 02/15/58 (b)	850,000	870,981
Total Non-Agency Mortgage-Backed Securities (Cost $24,014,315)		23,995,396

Municipals—0.5%
California State University
2.897%, 11/01/51	310,000	213,519
5.183%, 11/01/53	190,000	176,483
Chicago O'Hare International Airport
4.572%, 01/01/54	395,000	343,168
City of New York NY
5.828%, 10/01/53	1,000,000	1,014,738
Dallas Fort Worth International Airport
4.507%, 11/01/51	2,500,000	2,126,965
Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	1,000,000	1,024,657
5.198%, 12/01/39	1,000,000	1,016,785
Municipal Electric Authority of Georgia
6.637%, 04/01/57	853,000	914,444
New Jersey Turnpike Authority
7.414%, 01/01/40	1,000,000	1,182,025
Security Description	Principal Amount*	Value

New York City Municipal Water Finance Authority
5.440%, 06/15/43	300,000	$289,158
Oklahoma Development Finance Authority
4.380%, 11/01/45	2,150,000	2,032,931
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,500,000	1,257,312
Regents of the University of California Medical Center Pooled Revenue
3.006%, 05/15/50	1,000,000	655,289
State of California, General Obligation Unlimited
4.500%, 08/01/29	1,000,000	1,017,628
7.300%, 10/01/39	1,200,000	1,378,557
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	1,073,235	1,093,206
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	450,000	455,752
Total Municipals (Cost $17,738,110)		16,192,617

Asset-Backed Securities—0.4%
Asset-Backed - Automobile — 0.2%
CarMax Auto Owner Trust
4.480%, 03/15/30	1,500,000	1,507,509
Carvana Auto Receivables Trust
5.210%, 06/10/30	2,000,000	2,029,477
Ford Credit Auto Owner Trust
4.050%, 10/15/30	1,000,000	995,074
Hyundai Auto Receivables Trust
4.320%, 10/15/29	500,000	501,418
Nissan Auto Receivables Owner Trust
4.350%, 09/15/31	1,000,000	1,002,806
World Omni Automobile Lease Securitization Trust
4.420%, 04/17/28	500,000	501,826
4.680%, 05/15/30	500,000	501,189
		7,039,299
Asset-Backed - Credit Card — 0.1%
American Express Credit Account Master Trust
4.280%, 04/15/30	1,100,000	1,104,805
5.150%, 09/16/30	2,000,000	2,048,373
WF Card Issuance Trust
4.290%, 10/15/29	675,000	677,982
		3,831,160
Asset-Backed - Other — 0.1%
John Deere Owner Trust
4.230%, 09/17/29	500,000	500,337
Verizon Master Trust
4.420%, 08/20/30	2,000,000	1,999,858
		2,500,195
Total Asset-Backed Securities (Cost $13,329,559)		13,370,654
BHFTII-186

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—0.1%

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—0.1%
U.S. Treasury Bills
3.617%, 04/14/26 (c)	4,800,000	$4,793,708
Total Short-Term Investments (Cost $4,793,731)		4,793,708

Securities Lending Reinvestments (d)—7.6%
Short-Term Investment Funds—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (e)	2,000,000	2,000,000
		7,000,000

Certificates of Deposit—0.8%
Bank of Montreal
4.010%, SOFR + 0.380%, 11/19/26 (b)	1,000,000	1,000,380
Bank of Nova Scotia
3.960%, SOFR + 0.330%, 07/22/26 (b)	1,000,000	999,990
3.970%, SOFR + 0.340%, 09/21/26 (b)	2,000,000	1,999,998
BNP Paribas SA
3.760%, 05/12/26	3,000,000	2,999,907
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (b)	4,000,000	4,000,160
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	2,000,000	1,984,460
Mizuho Bank Ltd.
3.850%, SOFR + 0.220%, 04/10/26 (b)	3,000,000	2,999,943
Sumitomo Mitsui Banking Corp.
3.820%, SOFR + 0.190%, 08/19/26 (b)	1,000,000	999,529
3.980%, SOFR + 0.350%, 09/25/26 (b)	1,000,000	1,000,096
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	2,000,000	1,983,800
Zero Coupon, 06/23/26	2,000,000	1,981,980
3.820%, 04/27/26	2,000,000	2,000,013
Svenska Handelsbanken AB
3.940%, SOFR + 0.310%, 09/25/26 (b)	1,000,000	999,900
		24,950,156
Commercial Paper—0.7%
Concord Minutemen Capital Co. LLC
4.010%, SOFR + 0.380%, 06/18/26 (b)	2,000,000	1,999,996
ING U.S. Funding LLC
3.960%, SOFR + 0.330%, 09/18/26 (b)	3,000,000	2,999,850
Ionic Funding LLC
3.720%, 04/01/26	2,000,000	1,999,784
Old Line Funding LLC
3.780%, SOFR + 0.150%, 05/05/26 (b)	2,000,000	1,999,976
Salisbury Receivables Co. LLC
3.750%, 05/05/26	1,000,000	996,147
Verto Capital I-A LLC
3.720%, 04/02/26	2,000,000	1,999,578
3.790%, 05/12/26	1,000,000	995,457
3.800%, 04/24/26	5,000,000	4,987,090
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Westpac Banking Corp.
4.030%, SOFR + 0.400%, 04/10/26 (b)	3,000,000	$3,000,177
		20,978,055
Repurchase Agreements—5.7%
Bank of Montreal
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,229,200	2,000,000	2,000,000
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $11,001,115; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $11,220,000	11,000,000	11,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,500,154; collateralized by various Common Stock with an aggregate market value of $1,668,422	1,500,000	1,500,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $32,503,403; collateralized by various Common Stock with an aggregate market value of $36,149,134	32,500,000	32,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $6,127,342; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $6,120,079	6,000,000	6,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $6,125,643; collateralized by various Common Stock with an aggregate market value of $6,827,101	6,125,000	6,125,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $6,100,640; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $6,776,993	6,100,000	6,100,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,629	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $48,035,467; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $51,269,341	48,000,000	48,000,000
BHFTII-187

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $8,719,913; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $8,894,312	8,719,029	$8,719,029
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $45,033,512; collateralized by various Common Stock with an aggregate market value of $50,160,378	45,000,000	45,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $8,030,411; collateralized by various Common Stock with an aggregate market value of $8,889,854	8,000,000	8,000,000
		180,944,029
Time Deposits—0.2%
Credit Agricole CIB
3.630%, 04/01/26	2,000,000	2,000,000
DZ Bank AG
3.610%, 04/01/26	2,000,000	2,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 04/07/26 (b)	2,000,000	2,000,000
Svenska NY
3.610%, 04/01/26	2,000,000	2,000,000
		8,000,000
Total Securities Lending Reinvestments (Cost $241,873,258)		241,872,240
Total Investments—106.9% (Cost $3,553,106,889)		3,414,031,182
Other assets and liabilities (net)—(6.9)%		(220,149,824)
Net Assets—100.0%		$3,193,881,358

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $550,640,429 and the collateral received consisted of cash in the amount of $241,838,283 and non-cash collateral with a value of $329,479,838. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$1,359,440, which is 0.0% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,473,271,469	$—	$1,473,271,469
Total Corporate Bonds & Notes*	—	803,584,756	—	803,584,756
Total Agency Sponsored Mortgage-Backed Securities*	—	785,059,775	—	785,059,775
Total Foreign Government*	—	51,890,567	—	51,890,567
Total Non-Agency Mortgage-Backed Securities*	—	23,995,396	—	23,995,396
Total Municipals*	—	16,192,617	—	16,192,617
Total Asset-Backed Securities*	—	13,370,654	—	13,370,654
Total Short-Term Investments*	—	4,793,708	—	4,793,708
Securities Lending Reinvestments
Short-Term Investment Funds	7,000,000	—	—	7,000,000
BHFTII-188

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$24,950,156	$—	$24,950,156
Commercial Paper	—	20,978,055	—	20,978,055
Repurchase Agreements	—	180,944,029	—	180,944,029
Time Deposits	—	8,000,000	—	8,000,000
Total Securities Lending Reinvestments	7,000,000	234,872,240	—	241,872,240
Total Investments	$7,000,000	$3,407,031,182	$—	$3,414,031,182
Collateral for Securities Loaned (Liability)	$—	$(241,838,283)	$—	$(241,838,283)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-189

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.3%
AeroVironment, Inc. (a) (b)	10,796	$1,976,208
ATI, Inc. (b)	46,109	6,707,015
BWX Technologies, Inc.	31,028	6,344,916
Carpenter Technology Corp.	16,905	6,663,106
Curtiss-Wright Corp.	12,513	8,522,854
Hexcel Corp.	25,748	2,083,786
Kratos Defense & Security Solutions, Inc. (b)	62,654	4,417,733
Moog, Inc. - Class A	9,648	2,823,391
StandardAero, Inc. (b)	64,364	1,662,522
Woodward, Inc.	20,233	7,241,795
		48,443,326
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (b)	38,862	2,014,995
Automobile Components — 1.0%
Autoliv, Inc.	23,325	2,452,857
BorgWarner, Inc.	70,267	3,812,688
Gentex Corp.	74,304	1,623,542
Goodyear Tire & Rubber Co. (b)	97,145	644,071
Lear Corp.	17,215	2,084,392
Visteon Corp. (a)	9,260	843,679
		11,461,229
Automobiles — 0.2%
Harley-Davidson, Inc.	40,094	810,701
Thor Industries, Inc. (a)	17,932	1,432,587
		2,243,288
Banks — 5.7%
Associated Banc-Corp.	55,523	1,435,825
Bank OZK (a)	35,213	1,615,925
Columbia Banking System, Inc.	100,259	2,750,104
Commerce Bancshares, Inc. (a)	46,508	2,288,194
Cullen/Frost Bankers, Inc.	21,449	2,940,229
East West Bancorp, Inc.	46,693	4,984,945
First Financial Bankshares, Inc. (a)	44,228	1,302,515
First Horizon Corp.	164,597	3,746,228
Flagstar Bank NA	101,645	1,338,665
FNB Corp.	121,260	2,027,467
Glacier Bancorp, Inc. (a)	43,668	1,950,649
Hancock Whitney Corp.	27,916	1,775,178
Home BancShares, Inc.	62,085	1,671,949
International Bancshares Corp.	18,354	1,235,041
Old National Bancorp (a)	117,695	2,601,059
Pinnacle Financial Partners, Inc.	51,090	4,400,893
Prosperity Bancshares, Inc.	34,291	2,303,669
Southstate Bank Corp.	33,645	3,112,835
Texas Capital Bancshares, Inc. (b)	14,992	1,422,441
UMB Financial Corp.	24,232	2,733,127
United Bankshares, Inc.	47,360	1,961,651
Valley National Bancorp	162,456	1,994,960
Webster Financial Corp.	54,719	3,798,593
Western Alliance Bancorp	34,852	2,469,264
Wintrust Financial Corp.	22,730	3,158,106
Security Description	Shares	Value
Banks—(Continued)
Zions Bancorp NA	50,110	$2,887,338
		63,906,850
Beverages — 0.6%
Boston Beer Co., Inc. - Class A (b)	2,611	601,574
Celsius Holdings, Inc. (a) (b)	54,241	1,924,471
Coca-Cola Consolidated, Inc.	19,198	3,681,025
		6,207,070
Biotechnology — 3.0%
Arrowhead Pharmaceuticals, Inc. (b)	47,523	2,979,692
BioMarin Pharmaceutical, Inc. (b)	65,199	3,683,091
Cytokinetics, Inc. (b)	41,493	2,734,804
Exelixis, Inc. (b)	88,139	3,780,282
Halozyme Therapeutics, Inc. (b)	39,909	2,579,319
Neurocrine Biosciences, Inc. (b)	34,061	4,487,196
Roivant Sciences Ltd. (b)	153,022	4,238,709
United Therapeutics Corp. (b)	14,613	8,665,217
		33,148,310
Broadline Retail — 0.3%
Macy's, Inc.	90,234	1,632,333
Ollie's Bargain Outlet Holdings, Inc. (b)	20,815	1,915,813
		3,548,146
Building Products — 1.8%
AAON, Inc. (a)	22,965	1,900,354
Advanced Drainage Systems, Inc.	24,321	3,335,139
Carlisle Cos., Inc.	13,844	4,618,635
Fortune Brands Innovations, Inc.	40,772	1,588,885
Owens Corning	27,894	3,018,689
Simpson Manufacturing Co., Inc.	14,070	2,414,693
Trex Co., Inc. (b)	36,399	1,325,652
UFP Industries, Inc.	19,771	1,821,304
		20,023,351
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	9,547	2,641,655
Carlyle Group, Inc.	88,066	4,261,514
Evercore, Inc. - Class A	13,127	3,918,541
Federated Hermes, Inc.	25,080	1,422,287
Hamilton Lane, Inc. - Class A	13,868	1,378,479
Houlihan Lokey, Inc.	18,446	2,649,214
Janus Henderson Group PLC	41,831	2,148,858
Jefferies Financial Group, Inc.	56,116	2,315,907
Morningstar, Inc.	7,792	1,317,238
SEI Investments Co.	31,526	2,473,845
Stifel Financial Corp.	51,753	3,825,582
		28,353,120
Chemicals — 1.7%
Ashland, Inc.	15,530	863,623
Avient Corp.	31,074	1,127,986
Axalta Coating Systems Ltd. (b)	72,423	2,006,117
Cabot Corp.	17,722	1,334,644
BHFTII-190

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
NewMarket Corp.	2,647	$1,696,595
Olin Corp.	38,553	1,146,181
RPM International, Inc.	43,466	4,320,520
Scotts Miracle-Gro Co.	15,167	922,305
Solstice Advanced Materials, Inc.	53,875	4,103,120
Westlake Corp.	11,318	1,322,169
		18,843,260
Commercial Services & Supplies — 1.5%
Brink's Co.	14,100	1,461,183
Clean Harbors, Inc. (b)	17,046	4,887,600
MSA Safety, Inc. (a)	12,370	2,028,062
RB Global, Inc.	63,019	6,040,371
Tetra Tech, Inc.	88,512	2,665,981
		17,083,197
Construction & Engineering — 2.5%
AECOM	43,877	3,721,647
API Group Corp. (b)	130,220	5,276,514
Dycom Industries, Inc. (b)	10,170	3,445,799
Fluor Corp. (b)	54,701	2,551,802
MasTec, Inc. (b)	20,817	6,697,662
Sterling Infrastructure, Inc. (b)	10,426	4,246,197
Valmont Industries, Inc.	6,686	2,671,525
		28,611,146
Construction Materials — 0.3%
Eagle Materials, Inc.	10,667	2,020,863
Knife River Corp. (a) (b)	19,230	1,570,130
		3,590,993
Consumer Finance — 0.7%
Ally Financial, Inc.	95,272	3,737,521
FirstCash Holdings, Inc.	13,136	2,469,568
SLM Corp.	67,603	1,447,380
		7,654,469
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc. - Class A	125,575	2,139,798
BJ's Wholesale Club Holdings, Inc. (b)	44,406	4,370,438
Casey's General Stores, Inc.	12,580	9,156,479
Maplebear, Inc. (b)	62,368	2,336,305
Performance Food Group Co. (b)	53,315	4,566,963
Sprouts Farmers Market, Inc. (b)	33,044	2,548,684
U.S. Foods Holding Corp. (b)	74,847	6,901,642
		32,020,309
Containers & Packaging — 1.0%
AptarGroup, Inc.	21,849	2,753,411
Crown Holdings, Inc.	38,041	3,813,610
Graphic Packaging Holding Co.	100,159	995,580
Greif, Inc. - Class A	8,400	563,388
Silgan Holdings, Inc. (a)	29,764	1,154,843
Sonoco Products Co.	33,473	1,810,555
		11,091,387
Security Description	Shares	Value
Diversified Consumer Services — 0.8%
Duolingo, Inc. (b)	13,580	$1,338,581
Graham Holdings Co. - Class B	1,154	1,220,078
Grand Canyon Education, Inc. (b)	9,377	1,594,371
H&R Block, Inc.	43,019	1,365,423
Service Corp. International	47,249	3,898,515
		9,416,968
Diversified REITs — 0.5%
WP Carey, Inc.	74,373	5,054,389
Electric Utilities — 0.9%
IDACORP, Inc. (a)	18,342	2,622,356
OGE Energy Corp.	69,732	3,344,347
Portland General Electric Co.	38,176	2,014,547
TXNM Energy, Inc.	33,268	1,944,847
		9,926,097
Electrical Equipment — 2.2%
Acuity, Inc.	10,339	2,897,195
EnerSys	12,506	2,172,542
Nextpower, Inc. - Class A (b)	50,389	6,074,394
nVent Electric PLC	54,762	6,477,249
Regal Rexnord Corp.	22,535	4,219,904
Sensata Technologies Holding PLC	49,440	1,741,277
Vicor Corp. (b)	7,710	1,241,310
		24,823,871
Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc.	12,810	4,133,915
Arrow Electronics, Inc. (b)	17,337	2,486,299
Avnet, Inc.	27,782	1,711,927
Belden, Inc. (a)	13,337	1,531,488
Cognex Corp.	56,237	2,755,051
Crane NXT Co. (a)	16,759	680,248
Fabrinet (b)	12,159	6,341,162
Flex Ltd. (b)	124,780	8,168,099
IPG Photonics Corp. (b)	8,578	982,953
Littelfuse, Inc.	8,451	2,867,847
Novanta, Inc. (b)	12,141	1,433,973
TD SYNNEX Corp.	25,447	4,293,163
TTM Technologies, Inc. (b)	35,068	3,416,324
Vontier Corp.	48,055	1,704,511
		42,506,960
Energy Equipment & Services — 1.4%
NOV, Inc.	122,313	2,300,707
TechnipFMC PLC	137,284	9,490,443
Valaris Ltd. (b)	21,850	2,142,174
Weatherford International PLC	24,339	2,301,983
		16,235,307
Entertainment — 0.1%
Warner Music Group Corp. - Class A	49,876	1,273,833
Financial Services — 1.4%
Corebridge Financial, Inc.	86,640	2,067,230
BHFTII-191

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
Equitable Holdings, Inc.	96,145	$3,567,941
Essent Group Ltd.	32,395	1,893,164
Euronet Worldwide, Inc. (a) (b)	13,270	880,730
MGIC Investment Corp.	74,448	1,954,260
Shift4 Payments, Inc. - Class A (a) (b)	22,929	1,002,685
Voya Financial, Inc.	31,901	2,179,476
WEX, Inc. (b)	11,637	1,780,927
		15,326,413
Food Products — 0.8%
Darling Ingredients, Inc. (b)	53,684	3,320,355
Flowers Foods, Inc.	71,668	584,094
Ingredion, Inc.	21,381	2,408,784
Marzetti Co.	6,887	952,679
Pilgrim's Pride Corp.	14,511	547,935
Post Holdings, Inc. (a) (b)	14,322	1,415,873
		9,229,720
Gas Utilities — 1.2%
National Fuel Gas Co.	32,248	3,030,022
New Jersey Resources Corp.	34,224	1,879,582
ONE Gas, Inc.	20,362	1,753,779
Southwest Gas Holdings, Inc.	21,802	1,894,594
Spire, Inc.	20,056	1,815,870
UGI Corp.	72,842	2,652,906
		13,026,753
Ground Transportation — 1.7%
Avis Budget Group, Inc. (a) (b)	5,733	836,158
Knight-Swift Transportation Holdings, Inc.	55,094	3,172,313
Landstar System, Inc.	11,559	1,853,023
Ryder System, Inc.	13,381	2,739,224
Saia, Inc. (b) (c)	9,042	3,176,274
XPO, Inc. (a) (b)	39,757	7,734,724
		19,511,716
Health Care Equipment & Supplies — 1.5%
Dentsply Sirona, Inc.	67,723	785,587
Envista Holdings Corp. (b)	55,615	1,410,952
Globus Medical, Inc. - Class A (b)	37,809	3,257,623
Haemonetics Corp. (b)	15,771	888,854
Lantheus Holdings, Inc. (b)	22,504	1,706,928
LivaNova PLC (b)	18,532	1,177,894
Masimo Corp. (b)	15,495	2,756,096
Penumbra, Inc. (b)	13,314	4,371,918
		16,355,852
Health Care Providers & Services — 1.8%
Chemed Corp.	4,807	1,815,796
Encompass Health Corp.	34,146	3,302,943
Ensign Group, Inc.	19,574	3,944,161
HealthEquity, Inc. (b)	28,995	2,423,112
Hims & Hers Health, Inc. (a) (b)	70,694	1,467,608
Option Care Health, Inc. (b)	53,870	1,450,180
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Tenet Healthcare Corp. (b)	29,826	$5,628,464
		20,032,264
Health Care REITs — 1.2%
American Healthcare REIT, Inc. (a)	60,209	2,839,456
CareTrust REIT, Inc.	75,818	2,778,730
Healthcare Realty Trust, Inc.	118,391	2,011,463
Omega Healthcare Investors, Inc.	100,309	4,395,540
Sabra Health Care REIT, Inc.	85,572	1,645,550
		13,670,739
Health Care Technology — 0.1%
Doximity, Inc. - Class A (b)	45,412	1,058,100
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	67,840	714,355
Hotels, Restaurants & Leisure — 2.5%
Aramark	89,200	3,616,168
Boyd Gaming Corp. (a)	19,619	1,612,289
Cava Group, Inc. (a) (b)	33,852	2,738,627
Choice Hotels International, Inc. (a)	7,014	725,949
Churchill Downs, Inc.	22,481	2,019,468
Dutch Bros, Inc. - Class A (b)	43,111	2,184,003
Hilton Grand Vacations, Inc. (b)	20,321	794,958
Hyatt Hotels Corp. - Class A (a)	14,028	2,017,086
Planet Fitness, Inc. - Class A (b)	28,162	2,094,690
Texas Roadhouse, Inc.	22,448	3,707,063
Travel & Leisure Co.	21,830	1,510,418
Vail Resorts, Inc. (a)	12,142	1,558,061
Wingstop, Inc. (a)	9,430	1,461,367
Wyndham Hotels & Resorts, Inc.	25,640	2,082,737
		28,122,884
Household Durables — 1.5%
KB Home	21,439	1,109,468
Somnigroup International, Inc.	71,237	5,265,839
Taylor Morrison Home Corp. (b)	33,165	1,931,530
Toll Brothers, Inc.	32,156	4,388,329
TopBuild Corp. (a) (b)	9,473	3,327,865
Whirlpool Corp. (a)	21,517	1,160,197
		17,183,228
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc.	20,628	2,308,686
Talen Energy Corp. (b)	15,506	4,949,980
		7,258,666
Industrial REITs — 1.0%
EastGroup Properties, Inc.	18,070	3,344,576
First Industrial Realty Trust, Inc.	44,975	2,601,804
Rexford Industrial Realty, Inc.	78,131	2,557,228
STAG Industrial, Inc.	64,833	2,337,878
		10,841,486
BHFTII-192

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance — 3.5%
American Financial Group, Inc.	23,493	$3,000,291
Brighthouse Financial, Inc. (b) (d)	19,406	1,162,031
CNO Financial Group, Inc.	32,071	1,316,835
Fidelity National Financial, Inc.	86,560	4,014,653
First American Financial Corp.	34,582	2,084,949
Hanover Insurance Group, Inc.	12,014	2,082,627
Kinsale Capital Group, Inc. (a)	7,500	2,562,450
Old Republic International Corp.	77,260	3,082,674
Primerica, Inc.	10,832	2,713,199
Reinsurance Group of America, Inc.	22,302	4,553,176
RenaissanceRe Holdings Ltd.	14,759	4,386,818
RLI Corp.	31,167	1,777,766
Ryan Specialty Holdings, Inc. (a)	38,706	1,305,940
Selective Insurance Group, Inc.	20,390	1,537,202
Unum Group	51,735	3,778,207
		39,358,818
Interactive Media & Services — 0.3%
Pinterest, Inc. - Class A (b)	198,691	3,643,993
IT Services — 1.1%
Kyndryl Holdings, Inc. (b)	77,569	1,017,705
Okta, Inc. (b)	57,510	4,526,612
Twilio, Inc. - Class A (b)	51,454	6,473,943
		12,018,260
Leisure Products — 0.5%
Brunswick Corp.	22,072	1,605,959
Mattel, Inc. (b)	105,478	1,532,595
Polaris, Inc. (a)	18,134	988,303
YETI Holdings, Inc. (b)	26,406	966,196
		5,093,053
Life Sciences Tools & Services — 1.6%
Avantor, Inc. (a) (b)	231,474	1,814,756
Bio-Rad Laboratories, Inc. - Class A (a) (b)	6,171	1,720,166
Bruker Corp. (a)	37,642	1,359,629
Illumina, Inc. (b)	51,891	6,396,085
Medpace Holdings, Inc. (b)	7,610	3,654,246
Repligen Corp. (b)	17,957	2,115,694
Sotera Health Co. (b)	79,060	1,133,720
		18,194,296
Machinery — 5.7%
AGCO Corp.	20,394	2,363,053
Chart Industries, Inc. (b)	15,256	3,154,178
CNH Industrial NV	300,330	3,303,630
Crane Co.	16,615	2,841,165
Donaldson Co., Inc.	39,142	3,321,981
Esab Corp.	19,367	1,872,014
Flowserve Corp.	43,111	3,169,090
Graco, Inc.	56,266	4,762,917
ITT, Inc.	29,187	5,560,999
Lincoln Electric Holdings, Inc.	18,675	4,651,569
Middleby Corp. (b)	15,727	2,085,086
Mueller Industries, Inc.	37,675	4,174,390
Security Description	Shares	Value
Machinery—(Continued)
Oshkosh Corp.	21,467	$3,160,157
RBC Bearings, Inc. (b)	10,731	5,828,221
SPX Technologies, Inc. (b)	16,913	3,381,585
Terex Corp.	38,587	2,280,492
Timken Co.	21,512	2,163,462
Toro Co.	33,083	3,091,275
Watts Water Technologies, Inc. - Class A	9,308	2,702,019
		63,867,283
Marine Transportation — 0.2%
Kirby Corp. (b)	18,394	2,444,195
Media — 0.6%
New York Times Co. - Class A	54,832	4,591,084
Nexstar Media Group, Inc.	9,675	1,749,530
		6,340,614
Metals & Mining — 2.5%
Alcoa Corp.	87,886	5,829,478
Cleveland-Cliffs, Inc. (b)	193,577	1,635,726
Commercial Metals Co.	37,639	2,312,164
Hecla Mining Co. (a)	227,416	4,236,760
MP Materials Corp. (a) (b)	45,712	2,206,061
Reliance, Inc.	17,745	5,393,060
Royal Gold, Inc.	27,497	6,997,712
		28,610,961
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	243,803	5,156,433
Starwood Property Trust, Inc. (a)	118,140	2,034,371
		7,190,804
Multi-Utilities — 0.3%
Black Hills Corp.	25,614	1,777,868
Northwestern Energy Group, Inc.	20,852	1,374,981
		3,152,849
Office REITs — 0.4%
COPT Defense Properties	38,339	1,173,173
Cousins Properties, Inc.	57,009	1,286,693
Kilroy Realty Corp. (a)	36,999	1,043,742
Vornado Realty Trust	54,354	1,412,661
		4,916,269
Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Corp.	112,386	2,562,401
Antero Resources Corp. (b)	99,470	4,221,507
Chord Energy Corp.	19,299	2,743,932
CNX Resources Corp. (b)	48,316	1,862,582
DT Midstream, Inc.	34,506	4,646,923
HF Sinclair Corp.	53,063	3,310,600
Matador Resources Co.	39,644	2,504,708
Murphy Oil Corp.	45,535	1,878,319
Ovintiv, Inc.	94,234	5,593,730
PBF Energy, Inc. - Class A	28,174	1,341,646
BHFTII-193

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Permian Resources Corp. - Class A	251,259	$5,356,842
Range Resources Corp.	80,410	3,632,924
Viper Energy, Inc. - Class A	63,063	2,963,330
		42,619,444
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	21,508	1,564,707
Passenger Airlines — 0.3%
Alaska Air Group, Inc. (a) (b)	38,906	1,430,963
American Airlines Group, Inc. (b)	224,090	2,406,726
		3,837,689
Personal Care Products — 0.2%
BellRing Brands, Inc. (b)	39,798	640,350
Coty, Inc. - Class A (a) (b)	125,434	252,122
elf Beauty, Inc. (b)	20,040	1,214,624
		2,107,096
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc. (a) (b)	168,623	4,035,148
Jazz Pharmaceuticals PLC (b)	20,622	3,898,589
		7,933,737
Professional Services — 2.5%
Booz Allen Hamilton Holding Corp.	40,926	3,193,456
CACI International, Inc. - Class A (b) (c)	7,496	4,076,850
Concentrix Corp. (a)	14,842	406,077
ExlService Holdings, Inc. (b)	53,332	1,623,959
Exponent, Inc.	16,930	1,104,683
FTI Consulting, Inc. (b)	10,271	1,815,605
Genpact Ltd.	53,763	2,002,672
KBR, Inc.	43,097	1,588,555
Maximus, Inc.	18,512	1,186,619
Parsons Corp. (b)	17,958	972,785
Paylocity Holding Corp. (b)	14,810	1,600,072
Science Applications International Corp.	15,315	1,453,700
TransUnion	65,296	4,517,830
UL Solutions, Inc. - Class A	26,219	2,247,230
		27,790,093
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc. (b)	16,017	4,874,293
Residential REITs — 0.8%
American Homes 4 Rent - Class A	110,641	3,089,097
Equity LifeStyle Properties, Inc.	65,783	4,106,175
Independence Realty Trust, Inc.	80,381	1,196,873
		8,392,145
Retail REITs — 0.9%
Agree Realty Corp. (a)	40,669	3,065,629
Brixmor Property Group, Inc.	104,049	2,996,611
Kite Realty Group Trust	73,477	1,803,861
Security Description	Shares	Value
Retail REITs—(Continued)
NNN REIT, Inc.	64,460	$2,709,254
		10,575,355
Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc. (b)	42,131	1,328,390
Amkor Technology, Inc.	38,608	1,738,518
Cirrus Logic, Inc. (b)	17,311	2,503,517
Entegris, Inc.	51,585	6,047,825
Lattice Semiconductor Corp. (b)	46,422	4,306,105
MACOM Technology Solutions Holdings, Inc. (b)	21,893	4,861,779
MKS, Inc.	22,796	5,238,749
Onto Innovation, Inc. (b)	16,851	3,455,635
Rambus, Inc. (b)	36,534	3,143,020
Silicon Laboratories, Inc. (b)	11,185	2,328,158
SiTime Corp. (b)	7,498	2,589,434
Synaptics, Inc. (b)	13,144	920,606
Universal Display Corp. (a)	15,005	1,375,358
		39,837,094
Software — 2.9%
Appfolio, Inc. - Class A (b)	8,259	1,303,435
Bentley Systems, Inc. - Class B (a)	50,543	1,775,070
Bill Holdings, Inc. (b)	29,890	1,144,787
Blackbaud, Inc. (b)	12,147	468,996
Commvault Systems, Inc. (b)	14,923	1,162,352
Docusign, Inc. (b)	67,968	3,222,363
Dolby Laboratories, Inc. - Class A	20,662	1,240,960
Dropbox, Inc. - Class A (b)	59,195	1,344,910
Dynatrace, Inc. (b)	101,219	3,743,079
Guidewire Software, Inc. (b)	28,854	4,315,404
InterDigital, Inc.	8,718	2,632,836
Manhattan Associates, Inc. (b)	20,311	2,703,800
Nutanix, Inc. - Class A (b)	91,767	3,488,064
Pegasystems, Inc.	30,979	1,318,466
Qualys, Inc. (b)	12,169	1,069,047
UiPath, Inc. - Class A (b)	145,325	1,613,108
		32,546,677
Specialized REITs — 1.3%
CubeSmart	77,390	2,836,344
EPR Properties	25,840	1,290,966
Gaming & Leisure Properties, Inc.	96,046	4,261,561
Lamar Advertising Co. - Class A (a)	29,479	3,733,810
National Storage Affiliates Trust (a)	24,021	906,553
Rayonier, Inc.	94,394	1,946,404
		14,975,638
Specialty Retail — 3.3%
Abercrombie & Fitch Co. - Class A (b)	15,563	1,421,991
AutoNation, Inc. (b)	8,835	1,725,122
Bath & Body Works, Inc.	69,477	1,297,136
Burlington Stores, Inc. (b)	21,103	6,866,494
Chewy, Inc. - Class A (b)	80,948	2,185,596
Dick's Sporting Goods, Inc. (a)	22,534	4,468,267
Five Below, Inc. (b)	18,719	4,276,917
BHFTII-194

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Floor & Decor Holdings, Inc. - Class A (b)	36,569	$1,857,705
GameStop Corp. - Class A (a) (b)	139,880	3,222,835
Gap, Inc.	76,995	1,863,279
Lithia Motors, Inc.	8,230	2,055,196
Murphy USA, Inc.	5,734	2,832,424
Penske Automotive Group, Inc.	6,258	935,696
RH (b)	5,226	730,699
Valvoline, Inc. (a) (b)	43,208	1,455,246
		37,194,603
Technology Hardware, Storage & Peripherals — 0.6%
Everpure, Inc. - Class A (b)	106,450	6,284,808
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd. (b)	40,440	712,553
Columbia Sportswear Co.	8,595	471,092
Crocs, Inc. (b)	17,048	1,415,325
PVH Corp. (a)	15,544	1,084,349
VF Corp.	111,539	1,895,048
		5,578,367
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	12,660	3,358,951
Core & Main, Inc. - Class A (b)	64,075	3,165,305
GATX Corp.	12,116	2,068,686
MSC Industrial Direct Co., Inc. - Class A	15,529	1,432,861
Watsco, Inc. (a)	11,853	4,312,003
WESCO International, Inc.	16,510	4,517,466
		18,855,272
Water Utilities — 0.3%
Essential Utilities, Inc.	96,035	3,867,329
Total Common Stocks (Cost $858,631,079)		1,083,479,789

Investment Companies—2.2%
Exchange-Traded Funds — 2.2%
State Street SPDR S&P MidCap 400 ETF Trust (a)	40,700	25,102,131
Total Investment Companies (Cost $25,028,739)		25,102,131

Short-Term Investments—1.5%
Discount Note—0.5%
Federal Home Loan Bank
Zero Coupon, 04/01/26 (e)	5,350,000	5,349,467
U.S. Treasury—1.0%
U.S. Treasury Bills
3.627%, 04/16/26 (e)	11,030,000	11,013,336
Security Description	Principal Amount*/ Shares	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
3.631%, 04/16/26 (e)	1,065,000	$1,063,391
		12,076,727
Total Short-Term Investments (Cost $17,426,722)		17,426,194

Securities Lending Reinvestments (f)—4.5%
Short-Term Investment Funds—1.0%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (g)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (g)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (g)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (g)	2,000,000	2,000,000
		11,000,000

Repurchase Agreements—3.0%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $7,000,710; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $7,140,000	7,000,000	7,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $4,450,466; collateralized by various Common Stock with an aggregate market value of $4,949,651	4,450,000	4,450,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $4,000,410; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $4,080,053	4,000,000	4,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $3,063,671; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $3,060,040	3,000,000	3,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,500,158; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,666,474	1,500,000	1,500,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $650,068; collateralized by various Common Stock with an aggregate market value of $724,509	650,000	650,000
BHFTII-195

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $7,005,172; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $7,476,779	7,000,000	$7,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $3,530,772; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $3,601,387	3,530,414	3,530,414
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $1,003,801; collateralized by various Common Stock with an aggregate market value of $1,111,232	1,000,000	1,000,000
		33,130,414
Time Deposits—0.5%
Credit Agricole CIB
3.630%, 04/01/26	2,000,000	2,000,000
DZ Bank AG
3.610%, 04/01/26	1,000,000	1,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 04/07/26 (h)	1,000,000	1,000,000
Svenska NY
3.610%, 04/01/26	2,000,000	2,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $50,130,414)		50,130,414
Total Investments—104.6% (Cost $951,216,954)		1,176,138,528
Other assets and liabilities (net)—(4.6)%		(51,658,776)
Net Assets—100.0%		$1,124,479,752

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $88,109,575 and the collateral received consisted of cash in the amount of
$50,130,414 and non-cash collateral with a value of $37,591,034. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $3,931,880.
(d)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(h)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
Brighthouse Financial, Inc.	$1,282,389	$22,553	$(45,957)	$17,524	$(114,478)	$1,162,031

Security Description	Number of shares held at March 31, 2026
Brighthouse Financial, Inc.	19,406
BHFTII-196

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	06/18/26	50	USD	16,982,500	$(39,504)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,083,479,789	$—	$—	$1,083,479,789
Total Investment Companies*	25,102,131	—	—	25,102,131
Total Short-Term Investments*	—	17,426,194	—	17,426,194
Securities Lending Reinvestments
Short-Term Investment Funds	11,000,000	—	—	11,000,000
Repurchase Agreements	—	33,130,414	—	33,130,414
Time Deposits	—	6,000,000	—	6,000,000
Total Securities Lending Reinvestments	11,000,000	39,130,414	—	50,130,414
Total Investments	$1,119,581,920	$56,556,608	$—	$1,176,138,528
Collateral for Securities Loaned (Liability)	$—	$(50,130,414)	$—	$(50,130,414)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(39,504)	$—	$—	$(39,504)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-197

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—95.7% of Net Assets

Security Description	Shares	Value

Australia — 7.2%
ANZ Group Holdings Ltd.	198,402	$4,950,983
APA Group	93,494	638,207
Aristocrat Leisure Ltd.	36,966	1,165,973
ASX Ltd.	14,220	512,479
BHP Group Ltd.	333,747	12,105,265
Brambles Ltd.	85,726	1,329,744
CAR Group Ltd.	30,249	485,590
Cochlear Ltd.	4,027	469,450
Coles Group Ltd.	92,253	1,389,952
Commonwealth Bank of Australia	109,967	12,750,905
Computershare Ltd.	33,865	663,898
CSL Ltd.	32,810	3,199,612
Evolution Mining Ltd.	129,241	1,162,708
Fortescue Ltd.	105,817	1,483,831
Glencore PLC (a)	655,906	4,979,499
Goodman Group (REIT)	137,108	2,422,924
Insurance Australia Group Ltd.	145,853	728,614
Lottery Corp. Ltd.	166,590	616,376
Lynas Rare Earths Ltd. (a)	62,726	846,194
Macquarie Group Ltd.	23,543	3,315,841
Medibank Pvt Ltd.	205,958	618,734
National Australia Bank Ltd.	200,359	5,752,242
Northern Star Resources Ltd.	90,151	1,306,466
Origin Energy Ltd.	118,137	1,005,068
Pro Medicus Ltd.	3,760	308,362
Qantas Airways Ltd.	55,657	324,488
QBE Insurance Group Ltd.	94,212	1,374,127
REA Group Ltd.	3,315	364,466
Rio Tinto Ltd.	25,081	2,799,313
Rio Tinto PLC	74,611	6,909,546
Santos Ltd.	213,556	1,164,235
Scentre Group (REIT)	366,456	839,276
SGH Ltd.	10,924	307,542
Sigma Healthcare Ltd.	330,939	604,040
Sonic Healthcare Ltd.	25,472	357,903
South32 Ltd.	316,853	945,466
Stockland (REIT)	179,520	533,679
Suncorp Group Ltd.	68,725	761,097
Telstra Group Ltd.	235,475	860,917
Transurban Group	197,698	1,907,296
Vicinity Ltd. (REIT)	277,971	447,684
Washington H Soul Pattinson & Co. Ltd.	19,412	538,650
Wesfarmers Ltd.	73,567	3,701,992
Westpac Banking Corp.	223,461	6,093,800
WiseTech Global Ltd.	15,261	413,484
Woodside Energy Group Ltd.	123,380	2,921,146
Woolworths Group Ltd.	79,683	1,991,708
		100,370,772
Austria — 0.3%
BAWAG Group AG	5,060	769,859
Erste Group Bank AG	19,879	2,141,257
OMV AG	10,960	793,432
Raiffeisen Bank International AG	9,111	388,487
Verbund AG	4,631	351,723
		4,444,758
Security Description	Shares	Value
Belgium — 0.9%
Ageas SA	10,694	$780,777
Anheuser-Busch InBev SA	65,887	4,557,476
D'ieteren Group	954	175,816
Elia Group SA (a)	2,967	453,247
Financiere de Tubize SA	1,387	341,852
Groupe Bruxelles Lambert NV	4,119	371,148
KBC Group NV	15,695	1,912,564
Lotus Bakeries NV	34	385,169
Sofina SA	950	229,436
Syensqo SA	4,121	237,661
UCB SA	8,096	2,430,903
		11,876,049
Brazil — 0.1%
Yara International ASA	11,867	686,663
Chile — 0.1%
Antofagasta PLC	26,108	1,157,162
China — 0.5%
BOC Hong Kong Holdings Ltd.	251,465	1,385,774
Prosus NV	86,204	3,928,200
SITC International Holdings Co. Ltd.	98,000	432,697
Wharf Holdings Ltd.	75,000	207,248
Wilmar International Ltd.	135,200	405,919
Yangzijiang Shipbuilding Holdings Ltd.	188,000	556,711
		6,916,549
Czech Republic — 0.0%
CSG NV (a)	14,695	394,166
Denmark — 1.5%
Carlsberg AS - Class B	5,805	722,063
Coloplast AS - Class B	7,793	529,696
Danske Bank AS	46,045	2,228,438
DSV AS	13,809	3,288,752
Genmab AS (a)	4,399	1,173,336
Novo Nordisk AS - Class B	209,825	7,707,797
Novonesis (Novozymes) - B Shares	22,015	1,298,565
Orsted AS (a)	32,957	804,392
Pandora AS (b)	6,213	435,012
Rockwool AS - B Shares	5,710	158,902
Tryg AS	21,267	507,493
Vestas Wind Systems AS	69,290	2,068,116
		20,922,562
Finland — 1.1%
Elisa OYJ	10,776	520,838
Fortum OYJ (b)	25,469	645,310
Kesko OYJ - B Shares	18,577	409,802
Kone OYJ - Class B	23,227	1,476,191
Metso OYJ	45,300	780,991
Neste OYJ	26,292	846,393
Nokia OYJ	339,763	2,699,338
Nordea Bank Abp	207,873	3,566,745
Orion OYJ - Class B	8,065	650,198
BHFTII-198

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Finland — (Continued)
Sampo OYJ - A Shares	151,952	$1,623,087
Stora Enso OYJ - R Shares (b)	41,742	490,133
UPM-Kymmene OYJ	32,248	999,918
Wartsila OYJ Abp	32,621	1,215,902
		15,924,846
France — 8.3%
Accor SA	12,658	604,559
Aeroports de Paris SA	2,924	354,659
Air Liquide SA	37,682	7,737,989
Airbus SE	39,315	7,361,034
Alstom SA (a)	21,673	615,603
Amundi SA	5,183	444,366
AXA SA	109,890	5,022,070
Ayvens SA	23,179	272,218
BioMerieux	3,497	371,226
BNP Paribas SA	65,763	6,244,865
Bollore SE	49,465	281,835
Bouygues SA	11,689	672,239
Bureau Veritas SA (b)	21,102	631,890
Capgemini SE	10,623	1,237,746
Carrefour SA	34,217	628,824
Cie de Saint-Gobain SA	28,836	2,365,571
Cie Generale des Etablissements Michelin SCA	41,442	1,406,740
Covivio SA (REIT)	3,163	188,509
Credit Agricole SA	68,850	1,288,445
Danone SA	42,422	3,396,245
Dassault Aviation SA	1,308	483,605
Dassault Systemes SE	45,481	923,063
Eiffage SA	4,800	734,632
Engie SA	119,323	3,834,847
EssilorLuxottica SA	19,948	4,627,941
Gecina SA (REIT)	3,884	306,146
Getlink SE	25,538	548,593
Hermes International SCA	2,064	3,929,585
Ipsen SA	1,948	364,157
Kering SA	4,710	1,419,744
Klepierre SA (REIT)	13,438	504,893
Legrand SA	17,626	2,715,050
L'Oreal SA	15,862	6,483,918
LVMH Moet Hennessy Louis Vuitton SE	16,352	9,060,801
Orange SA	119,388	2,431,664
Pernod Ricard SA	13,126	976,618
Publicis Groupe SA	15,288	1,260,339
Renault SA	12,566	425,016
Rexel SA	13,179	513,797
Safran SA	23,367	7,617,880
Sartorius Stedim Biotech	1,664	324,757
Societe Generale SA	44,998	3,275,202
Sodexo SA	7,469	382,206
Thales SA	5,916	1,731,495
TotalEnergies SE	131,742	12,125,752
Unibail-Rodamco-Westfield (REIT) (a)	7,981	889,174
Veolia Environnement SA	41,478	1,579,465
Vinci SA	32,377	4,833,708
		115,430,681
Security Description	Shares	Value
Germany — 8.2%
adidas AG	11,310	$1,776,671
Allianz SE	24,998	10,326,154
BASF SE (b)	60,111	3,620,813
Bayer AG	65,403	2,963,900
Bayerische Motoren Werke AG	18,085	1,628,179
Beiersdorf AG	6,955	613,382
Brenntag SE	6,553	430,979
Commerzbank AG	50,081	1,792,302
Continental AG	8,186	560,956
CTS Eventim AG & Co. KGaA	3,650	208,664
Daimler Truck Holding AG	28,964	1,376,392
Deutsche Bank AG	119,271	3,479,085
Deutsche Boerse AG	12,617	3,656,632
Deutsche Lufthansa AG (b)	42,214	347,336
Deutsche Post AG	59,026	3,034,428
Deutsche Telekom AG	242,841	8,926,253
E.ON SE	149,519	3,257,683
Evonik Industries AG	21,638	417,797
Fresenius Medical Care AG	13,237	587,072
Fresenius SE & Co. KGaA	27,726	1,415,767
GEA Group AG	10,150	715,039
Hannover Rueck SE	3,809	1,175,178
Heidelberg Materials AG	8,897	1,826,628
Henkel AG & Co. KGaA	7,448	531,749
Hensoldt AG (b)	4,553	393,997
HOCHTIEF AG	1,076	471,736
Infineon Technologies AG	85,561	3,747,524
Knorr-Bremse AG	5,199	578,617
LEG Immobilien SE	3,771	244,811
Mercedes-Benz Group AG	47,949	2,895,797
Merck KGaA	8,172	1,011,671
MTU Aero Engines AG	3,337	1,190,885
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,430	5,234,711
Nemetschek SE	4,207	308,670
Rational AG	432	311,714
Rheinmetall AG	2,978	4,950,732
RWE AG	39,928	2,650,957
SAP SE	68,619	11,575,928
Scout24 SE	4,878	372,579
Siemens AG	49,941	11,808,115
Siemens Energy AG	51,159	8,392,931
Siemens Healthineers AG	21,746	909,371
Symrise AG	9,551	806,114
Talanx AG	4,700	570,180
Vonovia SE	46,872	1,163,632
Zalando SE (a)	12,812	305,544
		114,565,255
Hong Kong — 1.8%
AIA Group Ltd.	687,200	7,720,886
CK Asset Holdings Ltd.	110,940	633,789
CK Infrastructure Holdings Ltd.	53,000	423,068
CLP Holdings Ltd.	103,377	973,454
Futu Holdings Ltd. (ADR) (a)	3,600	492,336
Henderson Land Development Co. Ltd.	105,311	390,643
HKT Trust & HKT Ltd.	266,980	416,308
BHFTII-199

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Hong Kong & China Gas Co. Ltd. (b)	775,531	$710,975
Hong Kong Exchanges & Clearing Ltd.	78,600	3,984,374
Hongkong Land Holdings Ltd.	63,600	497,444
Link REIT (REIT)	165,849	767,989
MTR Corp. Ltd.	113,500	465,824
Power Assets Holdings Ltd.	81,049	631,558
Prudential PLC	166,891	2,318,732
Sino Land Co. Ltd.	253,600	377,946
Sun Hung Kai Properties Ltd.	98,750	1,673,918
Swire Pacific Ltd. - Class A	23,500	257,772
Techtronic Industries Co. Ltd.	94,500	1,258,016
WH Group Ltd.	577,500	761,060
Wharf Real Estate Investment Co. Ltd.	117,976	342,079
		25,098,171
Indonesia — 0.1%
Jardine Matheson Holdings Ltd.	9,700	696,328
Ireland — 0.4%
AerCap Holdings NV	11,400	1,563,852
AIB Group PLC	131,960	1,399,084
Bank of Ireland Group PLC	65,400	1,193,073
Kerry Group PLC - Class A	10,402	821,195
Kingspan Group PLC	10,806	909,245
		5,886,449
Israel — 1.0%
Azrieli Group Ltd.	2,906	387,585
Bank Hapoalim BM	81,606	1,902,117
Bank Leumi Le-Israel BM	100,219	2,224,069
Check Point Software Technologies Ltd. (a)	5,900	842,815
CyberArk Software Ltd. (a)	3,495	157,275
Elbit Systems Ltd.	1,793	1,495,717
ICL Group Ltd.	54,671	280,519
Israel Discount Bank Ltd. - Class A	75,470	753,526
Mizrahi Tefahot Bank Ltd.	10,046	725,437
Nice Ltd. (a)	3,118	342,351
Nova Ltd. (a)	1,656	732,556
Phoenix Financial Ltd.	16,194	856,619
Teva Pharmaceutical Industries Ltd. (ADR) (a)	75,753	2,281,680
Tower Semiconductor Ltd. (a)	7,395	1,291,286
		14,273,552
Italy — 3.1%
Banca Mediolanum SpA	17,400	352,285
Banca Monte dei Paschi di Siena SpA	120,077	1,042,947
Banco BPM SpA	75,100	1,045,944
BPER Banca SpA	100,388	1,306,307
Coca-Cola HBC AG - Class DI	14,629	826,234
Davide Campari-Milano NV (b)	24,339	172,799
Enel SpA	534,919	5,805,197
Eni SpA (b)	136,404	3,861,136
Ferrari NV	8,402	2,823,223
FinecoBank Banca Fineco SpA	42,420	938,875
Generali	55,741	2,240,423
Intesa Sanpaolo SpA	915,419	5,547,001
Security Description	Shares	Value
Italy — (Continued)
Italgas SpA	40,000	$464,434
Leonardo SpA	27,077	1,812,966
Moncler SpA	15,568	935,278
Poste Italiane SpA	29,702	696,611
Prysmian SpA	18,399	2,144,670
Recordati Industria Chimica e Farmaceutica SpA	8,827	500,534
Ryanair Holdings PLC	51,845	1,464,153
Snam SpA	137,329	1,041,156
Telecom Italia SpA (a) (b)	806,542	563,142
Terna - Rete Elettrica Nazionale	81,634	931,908
UniCredit SpA	92,123	6,617,184
Unipol Assicurazioni SpA	19,892	464,188
		43,598,595
Ivory Coast — 0.1%
Endeavour Mining PLC	13,436	810,403
Japan — 22.0%
Advantest Corp.	50,400	6,802,400
Aeon Co. Ltd.	142,000	1,690,748
AGC, Inc.	10,900	383,467
Aisin Corp.	32,799	452,928
Ajinomoto Co., Inc.	56,500	1,580,348
ANA Holdings, Inc.	8,100	143,671
Asahi Group Holdings Ltd.	107,400	1,075,255
Asahi Kasei Corp.	90,000	869,386
Asics Corp.	49,000	1,299,818
Astellas Pharma, Inc.	118,800	1,934,952
Bandai Namco Holdings, Inc.	39,200	965,916
Bridgestone Corp.	78,400	1,623,324
Canon, Inc. (b)	59,600	1,655,820
Capcom Co. Ltd.	25,800	545,760
Central Japan Railway Co.	49,500	1,278,704
Chiba Bank Ltd.	31,500	404,880
Chubu Electric Power Co., Inc.	48,900	800,825
Chugai Pharmaceutical Co. Ltd.	45,100	2,489,270
Dai Nippon Printing Co. Ltd.	21,500	389,478
Daifuku Co. Ltd.	23,100	805,097
Dai-ichi Life Holdings, Inc.	225,300	2,053,826
Daiichi Sankyo Co. Ltd.	113,099	1,989,163
Daikin Industries Ltd.	17,400	2,105,788
Daito Trust Construction Co. Ltd.	19,700	457,714
Daiwa House Industry Co. Ltd. (b)	35,800	1,116,385
Daiwa Securities Group, Inc. (b)	79,300	744,102
Denso Corp.	117,200	1,451,643
Disco Corp.	5,900	2,358,390
East Japan Railway Co.	67,100	1,527,661
Ebara Corp.	32,000	899,498
Eisai Co. Ltd.	14,700	455,729
ENEOS Holdings, Inc.	168,100	1,496,473
FANUC Corp.	61,600	2,140,297
Fast Retailing Co. Ltd.	12,700	5,042,525
Fuji Electric Co. Ltd.	9,800	684,600
FUJIFILM Holdings Corp.	76,800	1,456,101
Fujikura Ltd.	102,000	2,768,600
Fujitsu Ltd.	116,400	2,359,822
BHFTII-200

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Hankyu Hanshin Holdings, Inc. (b)	12,300	$354,710
Hikari Tsushin, Inc.	1,500	378,827
Hitachi Ltd.	299,700	8,737,722
Honda Motor Co. Ltd. (b)	235,300	1,900,046
Hoya Corp.	22,500	3,871,767
Hulic Co. Ltd.	38,200	443,613
Ibiden Co. Ltd.	16,000	782,780
Idemitsu Kosan Co. Ltd.	49,440	479,476
IHI Corp.	66,200	1,349,711
Inpex Corp.	58,300	1,706,489
Isuzu Motors Ltd.	31,400	449,955
ITOCHU Corp.	389,300	4,936,190
Japan Exchange Group, Inc.	65,600	759,829
Japan Post Bank Co. Ltd.	116,400	1,910,395
Japan Post Holdings Co. Ltd.	122,900	1,406,575
Japan Post Insurance Co. Ltd.	29,400	296,302
Japan Tobacco, Inc.	76,400	2,924,410
JFE Holdings, Inc. (b)	32,400	376,491
JX Advanced Metals Corp. (b)	38,700	839,161
Kajima Corp.	27,800	1,053,513
Kansai Electric Power Co., Inc. (b)	62,500	1,026,973
Kao Corp. (b)	30,400	1,185,010
Kawasaki Heavy Industries Ltd.	54,000	1,022,121
Kawasaki Kisen Kaisha Ltd.	20,000	335,891
KDDI Corp.	191,400	3,269,775
Keyence Corp.	12,900	4,557,547
Kikkoman Corp. (b)	48,600	441,947
Kioxia Holdings Corp. (a)	13,100	1,661,322
Kirin Holdings Co. Ltd.	52,800	838,039
Komatsu Ltd.	62,100	2,431,832
Konami Group Corp.	7,100	881,244
Kubota Corp.	63,600	1,001,119
Kyocera Corp.	80,500	1,241,478
Kyowa Kirin Co. Ltd.	15,300	252,124
Lasertec Corp.	5,300	1,165,765
LY Corp. (b)	195,400	472,436
M3, Inc. (b)	25,900	263,773
Makita Corp.	14,100	456,845
Marubeni Corp.	90,600	3,323,407
MatsukiyoCocokara & Co.	24,000	382,602
Minebea Mitsumi, Inc. (b)	20,500	335,463
Mitsubishi Chemical Group Corp.	70,400	406,702
Mitsubishi Corp.	214,799	7,358,606
Mitsubishi Electric Corp.	122,600	3,994,118
Mitsubishi Estate Co. Ltd.	72,600	2,004,077
Mitsubishi HC Capital, Inc. (b)	68,400	609,630
Mitsubishi Heavy Industries Ltd.	208,900	5,684,865
Mitsubishi UFJ Financial Group, Inc.	740,988	12,489,189
Mitsui & Co. Ltd.	163,734	6,288,548
Mitsui Fudosan Co. Ltd.	181,400	1,915,393
Mitsui OSK Lines Ltd. (b)	23,600	974,417
Mizuho Financial Group, Inc.	164,050	6,532,185
MonotaRO Co. Ltd.	21,300	228,426
MS&AD Insurance Group Holdings, Inc.	83,300	2,174,642
Murata Manufacturing Co. Ltd.	109,200	2,442,417
NEC Corp.	87,800	2,182,124
Security Description	Shares	Value
Japan — (Continued)
Nexon Co. Ltd.	25,700	$483,220
NIDEC Corp.	59,800	750,786
Nintendo Co. Ltd.	73,900	4,206,593
Nippon Building Fund, Inc. (REIT)	440	368,426
Nippon Paint Holdings Co. Ltd.	69,100	430,255
Nippon Sanso Holdings Corp.	9,200	327,674
Nippon Steel Corp. (b)	301,300	1,104,214
Nippon Yusen KK (b)	27,100	992,224
Nissan Motor Co. Ltd. (a)	156,800	332,026
Nitori Holdings Co. Ltd.	23,500	372,335
Nitto Denko Corp.	48,900	975,979
Nomura Holdings, Inc.	195,500	1,542,586
Nomura Research Institute Ltd. (b)	26,900	743,529
NTT, Inc.	2,070,200	2,050,380
Obayashi Corp.	42,100	1,011,400
Obic Co. Ltd.	22,000	534,812
Olympus Corp. (b)	68,500	650,569
Oriental Land Co. Ltd. (b)	74,700	1,268,601
ORIX Corp.	75,000	2,241,560
Osaka Gas Co. Ltd.	23,500	950,663
Otsuka Corp.	19,300	369,230
Otsuka Holdings Co. Ltd.	27,200	1,915,309
Pan Pacific International Holdings Corp.	130,000	795,519
Panasonic Holdings Corp.	150,200	2,487,913
Rakuten Group, Inc. (a)	112,300	522,522
Recruit Holdings Co. Ltd.	94,000	4,056,685
Renesas Electronics Corp.	115,500	1,636,191
Resona Holdings, Inc.	133,600	1,482,965
Ryohin Keikaku Co. Ltd.	36,200	767,988
Sanrio Co. Ltd. (b)	70,000	430,907
SBI Holdings, Inc.	40,822	758,568
SCREEN Holdings Co. Ltd. (b)	10,000	587,769
Secom Co. Ltd.	24,700	946,120
Seibu Holdings, Inc.	14,600	406,704
Sekisui Chemical Co. Ltd.	20,400	339,287
Sekisui House Ltd.	37,300	830,672
Seven & i Holdings Co. Ltd.	133,200	1,788,453
Shimadzu Corp.	13,300	314,752
Shimano, Inc.	4,100	428,606
Shimizu Corp.	33,000	593,450
Shin-Etsu Chemical Co. Ltd.	108,900	4,420,155
Shionogi & Co. Ltd.	52,200	1,158,590
Shiseido Co. Ltd.	22,200	454,213
SMC Corp.	3,700	1,443,715
SoftBank Corp. (b)	1,966,200	2,617,630
SoftBank Group Corp.	244,100	5,852,535
Sompo Holdings, Inc.	59,497	2,319,120
Sony Financial Group, Inc. (b)	421,900	383,415
Sony Group Corp.	399,500	8,220,283
Subaru Corp.	40,300	642,247
Sumitomo Corp. (b)	73,900	2,743,828
Sumitomo Electric Industries Ltd.	46,134	2,577,030
Sumitomo Metal Mining Co. Ltd.	16,300	942,684
Sumitomo Mitsui Financial Group, Inc. (b)	240,900	7,921,725
Sumitomo Mitsui Trust Group, Inc.	40,752	1,293,711
Sumitomo Realty & Development Co. Ltd.	39,600	1,110,649
BHFTII-201

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Suntory Beverage & Food Ltd.	11,800	$332,872
Suzuki Motor Corp.	104,400	1,247,786
Sysmex Corp.	31,300	272,209
T&D Holdings, Inc.	33,000	836,704
Taisei Corp.	8,900	927,210
Takeda Pharmaceutical Co. Ltd.	102,348	3,766,568
TDK Corp.	134,200	1,735,760
Terumo Corp.	91,800	1,226,198
TIS, Inc.	12,300	264,771
Toho Co. Ltd.	32,500	342,005
Tokio Marine Holdings, Inc.	120,100	5,594,833
Tokyo Electron Ltd.	29,200	7,123,640
Tokyo Gas Co. Ltd.	22,700	1,069,230
Tokyu Corp.	33,100	390,025
TOPPAN Holdings, Inc.	16,100	425,620
Toray Industries, Inc.	89,200	627,379
Toyota Industries Corp. (a) (b)	2,000	256,693
Toyota Motor Corp.	622,900	12,881,030
Toyota Tsusho Corp.	43,700	1,705,882
Tsuruha Holdings, Inc.	17,800	280,301
Unicharm Corp. (b)	80,100	465,309
West Japan Railway Co.	28,500	564,700
Yamaha Motor Co. Ltd.	71,200	506,277
Yokogawa Electric Corp.	12,900	398,625
Yokohama Financial Group, Inc.	75,000	665,165
Zensho Holdings Co. Ltd.	4,800	277,753
		306,173,895
Luxembourg — 0.1%
ArcelorMittal SA	28,010	1,454,755
Eurofins Scientific SE	8,354	609,016
		2,063,771
Macau — 0.1%
Galaxy Entertainment Group Ltd.	129,000	581,638
Sands China Ltd.	115,200	244,875
		826,513
Mexico — 0.1%
Fresnillo PLC	15,844	699,283
Netherlands — 4.6%
ABN AMRO Bank NV	36,402	1,160,646
Adyen NV (a)	1,679	1,674,783
Akzo Nobel NV (b)	11,505	658,131
Argenx SE (a)	4,103	2,980,048
ASM International NV	3,010	2,285,559
ASML Holding NV	25,511	33,660,664
ASR Nederland NV	10,316	708,446
BE Semiconductor Industries NV	5,103	1,073,271
Euronext NV	5,623	901,877
EXOR NV	6,328	483,458
Heineken Holding NV	8,298	591,666
Heineken NV	18,702	1,434,636
ING Groep NV	192,143	5,004,704
JDE Peet's NV	11,831	434,229
Security Description	Shares	Value
Netherlands — (Continued)
Koninklijke Ahold Delhaize NV	59,160	$2,753,092
Koninklijke KPN NV	232,281	1,287,849
Koninklijke Philips NV	48,241	1,317,134
Magnum Ice Cream Co. NV (a)	33,310	490,084
Nebius Group NV (a) (b)	14,700	1,525,272
NN Group NV	17,156	1,337,727
Randstad NV (b)	9,162	239,944
Universal Music Group NV	68,058	1,315,489
Wolters Kluwer NV	15,600	1,163,353
		64,482,062
New Zealand — 0.2%
Auckland International Airport Ltd.	115,285	524,935
Contact Energy Ltd.	56,452	299,127
Fisher & Paykel Healthcare Corp. Ltd.	38,591	829,813
Infratil Ltd.	68,400	457,163
Meridian Energy Ltd.	91,341	289,812
Xero Ltd. (a)	11,150	592,054
		2,992,904
Nigeria — 0.0%
Airtel Africa PLC	61,025	280,482
Norway — 0.7%
Aker BP ASA	23,020	840,092
DNB Bank ASA	57,425	1,780,265
Equinor ASA	47,275	1,989,043
Gjensidige Forsikring ASA	14,071	365,132
Kongsberg Gruppen ASA	26,424	1,124,686
Mowi ASA	27,202	614,201
Norsk Hydro ASA	95,900	1,010,803
Orkla ASA	51,065	638,398
Salmar ASA	4,072	236,444
Telenor ASA	41,881	733,233
		9,332,297
Poland — 0.0%
InPost SA (a)	16,885	295,485
Portugal — 0.2%
Banco Comercial Portugues SA - Class R	406,137	396,885
EDP SA	220,044	1,161,308
Galp Energia SGPS SA	28,401	688,291
Jeronimo Martins SGPS SA	16,393	392,010
		2,638,494
Singapore — 1.7%
CapitaLand Ascendas (REIT)	280,644	540,369
CapitaLand Integrated Commercial Trust (REIT)	419,585	750,969
CapitaLand Investment Ltd.	170,600	362,395
DBS Group Holdings Ltd.	137,553	6,090,857
Grab Holdings Ltd. - Class A (a)	178,300	652,578
Keppel Ltd.	93,000	860,124
Oversea-Chinese Banking Corp. Ltd.	226,864	3,893,797
Sea Ltd. (ADR) (a)	26,000	2,153,060
Sembcorp Industries Ltd.	52,000	269,120
BHFTII-202

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
Singapore Airlines Ltd.	86,540	$446,261
Singapore Exchange Ltd.	50,200	767,606
Singapore Technologies Engineering Ltd.	100,700	855,273
Singapore Telecommunications Ltd.	475,520	1,834,460
STMicroelectronics NV	42,835	1,465,829
United Overseas Bank Ltd.	85,192	2,441,807
		23,384,505
South Africa — 0.2%
Anglo American PLC	73,506	3,111,319
South Korea — 0.0%
Delivery Hero SE (a)	15,606	277,619
Spain — 3.6%
Acciona SA	1,647	433,283
ACS Actividades de Construccion y Servicios SA	11,397	1,405,840
Aena SME SA	48,731	1,446,395
Amadeus IT Group SA	30,609	1,734,482
Banco Bilbao Vizcaya Argentaria SA	374,527	8,148,730
Banco de Sabadell SA	345,943	1,239,843
Banco Santander SA	965,269	10,887,834
Bankinter SA (b)	39,518	620,150
CaixaBank SA	251,221	3,004,729
Cellnex Telecom SA (a)	28,839	933,372
EDP Renovaveis SA	17,922	285,868
Endesa SA	20,290	852,938
Grifols SA	21,632	226,482
Iberdrola SA (b)	425,441	9,735,463
Indra Sistemas SA	5,224	286,950
Industria de Diseno Textil SA	70,828	4,059,466
Mapfre SA	63,973	285,466
Naturgy Energy Group SA	13,428	401,883
Redeia Corp. SA	24,256	409,190
Repsol SA	77,223	2,162,815
Telefonica SA (b)	257,913	1,136,849
		49,698,028
Sweden — 3.1%
AddTech AB - B Shares	14,015	473,226
Alfa Laval AB	18,509	1,003,604
Assa Abloy AB - Class B	64,972	2,315,344
Atlas Copco AB - A Shares	180,310	3,151,625
Atlas Copco AB - B Shares	105,670	1,631,571
Beijer Ref AB - Class B	30,900	422,001
Boliden AB (a)	18,075	953,439
Epiroc AB - A Shares	42,316	1,032,430
Epiroc AB - B Shares	20,963	448,003
EQT AB	34,329	1,047,597
Essity AB - Class B (b)	41,914	1,073,706
Evolution AB	7,378	457,260
Fastighets AB Balder - B Shares (a)	56,909	332,603
H & M Hennes & Mauritz AB - B Shares (b)	31,058	575,407
Hexagon AB - B Shares	141,287	1,366,102
Industrivarden AB - A Shares	8,155	403,281
Industrivarden AB - C Shares	11,521	570,204
Security Description	Shares	Value
Sweden — (Continued)
Indutrade AB (b)	20,334	$467,304
Investment AB Latour - B Shares	12,782	272,875
Investor AB - B Shares	121,149	4,557,366
L E Lundbergforetagen AB - B Shares	4,748	269,494
Lifco AB - B Shares	12,208	365,011
Nibe Industrier AB - B Shares	112,778	467,201
Saab AB - Class B (b)	21,900	1,427,608
Sagax AB - Class B	8,782	162,665
Sandvik AB	70,969	2,695,132
Securitas AB - B Shares	35,826	598,484
Skandinaviska Enskilda Banken AB - Class A	101,254	1,848,659
Skanska AB - B Shares (b)	19,245	515,788
SKF AB - B Shares	24,851	589,832
Svenska Cellulosa AB SCA - Class B (b)	36,771	422,949
Svenska Handelsbanken AB - A Shares (b)	94,364	1,224,424
Swedbank AB - A Shares	57,557	1,941,957
Swedish Orphan Biovitrum AB (a)	13,739	570,812
Tele2 AB - B Shares	33,741	689,250
Telefonaktiebolaget LM Ericsson - B Shares (b)	180,722	2,034,255
Telia Co. AB	165,986	843,466
Trelleborg AB - B Shares	12,900	477,664
Volvo AB - B Shares	102,314	3,317,098
		43,016,697
Switzerland — 4.5%
ABB Ltd.	102,067	8,260,576
Avolta AG	5,960	355,756
Banque Cantonale Vaudoise	1,980	319,198
Barry Callebaut AG	185	322,773
Belimo Holding AG	705	567,029
BKW AG	1,390	272,432
Chocoladefabriken Lindt & Spruengli AG	7	990,660
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	56	782,461
Cie Financiere Richemont SA - Class A	34,878	6,184,460
DSM-Firmenich AG	11,460	815,896
EMS-Chemie Holding AG	345	268,073
Galderma Group AG	12,412	2,394,366
Geberit AG	2,269	1,527,845
Givaudan SA	600	2,019,410
Helvetia Baloise Holding AG	5,407	1,389,815
Julius Baer Group Ltd.	14,467	1,060,812
Kuehne & Nagel International AG	3,237	735,878
Logitech International SA	11,035	1,003,297
Lonza Group AG	4,680	2,979,495
Partners Group Holding AG	1,476	1,577,966
Sandoz Group AG	27,588	2,153,322
Schindler Holding AG	1,453	454,755
Schindler Holding AG (Participation Certificate)	2,905	951,975
SGS SA (b)	10,499	1,105,770
Sika AG	9,577	1,584,915
Sonova Holding AG	3,661	825,771
Straumann Holding AG	7,974	827,770
Swatch Group AG (Bearer Shares)	2,004	443,296
Swiss Life Holding AG	1,863	2,031,929
Swiss Prime Site AG	5,184	873,985
BHFTII-203

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Swisscom AG	1,650	$1,370,581
UBS Group AG	207,231	8,020,424
VAT Group AG	1,830	1,123,360
Zurich Insurance Group AG	9,473	6,721,052
		62,317,103
United Arab Emirates — 0.0%
NMC Health PLC (a) (c) (d)	7,569	0
United Kingdom — 10.3%
3i Group PLC	63,330	2,067,450
Admiral Group PLC	17,639	741,381
Associated British Foods PLC	21,481	535,638
AstraZeneca PLC	101,939	19,836,804
Autotrader Group PLC	59,486	370,725
Aviva PLC	205,566	1,631,376
BAE Systems PLC	195,427	5,667,618
Barclays PLC	904,901	4,750,673
Barratt Redrow PLC	98,034	341,645
British American Tobacco PLC	144,643	8,394,358
BT Group PLC	428,599	1,196,906
Bunzl PLC	19,338	577,217
Centrica PLC	341,641	962,793
CK Hutchison Holdings Ltd.	183,940	1,413,833
Coca-Cola Europacific Partners PLC	13,300	1,205,911
Compass Group PLC	108,599	3,006,113
Diageo PLC	150,851	2,792,479
Entain PLC	38,151	287,018
Halma PLC	23,129	1,170,706
HSBC Holdings PLC	1,128,901	18,404,064
Imperial Brands PLC	48,502	1,966,695
Informa PLC	87,529	869,357
International Consolidated Airlines Group SA - Class DI	94,165	448,622
Intertek Group PLC	10,602	515,006
J Sainsbury PLC	121,320	542,787
Kingfisher PLC	132,696	502,016
Land Securities Group PLC (REIT)	36,312	268,447
Legal & General Group PLC	383,673	1,259,856
Lloyds Banking Group PLC	3,933,976	4,844,210
London Stock Exchange Group PLC	29,946	3,526,090
M&G PLC	166,397	602,568
Marks & Spencer Group PLC	135,168	604,822
Melrose Industries PLC	71,535	480,072
National Grid PLC	325,100	5,460,548
NatWest Group PLC	535,245	3,956,840
Next PLC	8,218	1,380,737
Pearson PLC	37,617	491,786
Reckitt Benckiser Group PLC	43,377	2,932,779
RELX PLC	120,105	3,945,104
Rentokil Initial PLC	171,854	1,064,568
Rolls-Royce Holdings PLC	551,160	8,385,572
Sage Group PLC	59,292	659,762
Schroders PLC	46,238	351,254
Segro PLC (REIT)	87,696	759,810
Severn Trent PLC	17,589	719,551
Smith & Nephew PLC	56,746	893,073
Security Description	Shares	Value
United Kingdom — (Continued)
Smiths Group PLC	22,454	$681,371
Spirax Group PLC	4,091	364,781
SSE PLC	77,494	2,665,500
Standard Chartered PLC	126,237	2,611,962
Standard Life PLC	39,653	357,262
Tesco PLC	406,947	2,556,436
Unilever PLC	144,534	8,073,543
United Utilities Group PLC	45,069	784,996
Vodafone Group PLC	1,187,523	1,793,932
Whitbread PLC	10,686	323,594
Wise PLC - Class A (a)	40,208	480,800
		143,480,817
United States — 9.6%
Aegon Ltd.	91,558	665,432
Alcon AG	33,513	2,501,816
AP Moller - Maersk AS - Class A (b)	166	401,987
AP Moller - Maersk AS - Class B (b)	278	686,808
BP PLC	1,024,547	8,046,175
Buzzi SpA	5,570	280,073
Experian PLC	61,779	2,139,399
Ferrovial SE	32,903	2,132,544
GSK PLC	264,798	7,235,159
Haleon PLC	571,775	2,819,765
Holcim AG	34,286	2,831,171
InterContinental Hotels Group PLC	8,846	1,165,035
Monday.com Ltd. (a)	3,152	217,835
Nestle SA	169,309	16,711,029
Novartis AG	124,931	18,874,975
Palo Alto Networks, Inc. (a)	7,690	1,232,861
Qiagen NV	15,278	610,069
Roche Holding AG	46,167	18,140,160
Roche Holding AG (Bearer Shares)	2,151	886,610
Sanofi SA	72,123	6,934,711
Schneider Electric SE	35,947	9,842,383
Shell PLC	374,651	17,430,230
Spotify Technology SA (a)	10,300	4,994,573
Stellantis NV	124,831	886,631
Sunbelt Rentals Holdings, Inc.	27,944	1,777,850
Swiss Re AG	19,762	3,283,853
Tenaris SA	24,655	717,887
		133,447,021
Total Common Stocks (Cost $892,802,572)		1,331,571,256

Investment Companies—1.7%
Exchange-Traded Funds — 1.7%
iShares MSCI EAFE ETF (e)	252,000	24,476,760
Total Investment Companies (Cost $26,458,459)		24,476,760

BHFTII-204

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Preferred Stocks—0.3%
Security Description	Shares/ Principal Amount*	Value

Germany — 0.3%
Bayerische Motoren Werke AG	3,561	$318,926
Dr. Ing hc F Porsche AG	7,885	352,250
Henkel AG & Co. KGaA	9,500	727,605
Porsche Automobil Holding SE	8,501	304,821
Sartorius AG	1,463	355,885
Volkswagen AG	13,957	1,393,266
		3,452,753
Italy — 0.0%
Telecom Italia SpA (Savings Shares) (a)	396,100	326,135
Total Preferred Stocks (Cost $4,345,285)		3,778,888

Rights—0.0%
Italy — 0.0%
Telecom Italia SpA, Expires 04/30/26 (a)	1,202,642	11
Singapore — 0.0%
CapitaLand Ascendas REIT, Expires 04/15/26 (a)	7,858	731
Total Rights (Cost $0)		742

Short-Term Investments—1.7%
U.S. Treasury — 1.6%
U.S. Treasury Bills
3.631%, 04/16/26 (f)	22,130,000	22,096,565
Discount Note — 0.1%
Federal Home Loan Bank
Zero Coupon, 04/01/26 (f)	1,400,000	1,399,860
Total Short-Term Investments (Cost $23,496,519)		23,496,425

Securities Lending Reinvestments (g)—1.8%
Short-Term Investment Funds — 1.1%
AB Government Money Market Portfolio, Institutional Class, 3.490% (h)	400,000	400,000
Allspring Government Money Market Fund, Select Class, 3.600% (h)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.550% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.540% (h)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (h)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (h)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.580% (h)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.580% (h)	2,000,000	2,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds — (Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.600% (h)	2,000,000	$2,000,000
		15,400,000

Time Deposits — 0.2%
Credit Agricole CIB 3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG 3.610%, 04/01/26	1,000,000	1,000,000
Svenska NY 3.610%, 04/01/26	1,000,000	1,000,000
		3,000,000
Repurchase Agreements — 0.5%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $3,000,304; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $3,060,000	3,000,000	3,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $2,000,205; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,205,947; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $2,250,066	2,205,723	2,205,723
		7,205,723
Total Securities Lending Reinvestments (Cost $25,605,723)		25,605,723
Total Investments—101.2% (Cost $972,708,558)		1,408,929,794
Other assets and liabilities (net)—(1.2)%		(17,212,314)
Net Assets—100.0%		$1,391,717,480

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $43,572,929 and the collateral received consisted of cash in the amount of
$25,605,723 and non-cash collateral with a value of $21,299,062. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of
BHFTII-205

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
March 31, 2026, the market value of securities pledged was $4,856,500.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2026.

Ten Largest Industries as of March 31, 2026 (Unaudited)	% of Net Assets
Banks	14.1
Pharmaceuticals	8.0
Insurance	5.6
Semiconductors & Semiconductor Equipment	4.7
Oil, Gas & Consumable Fuels	4.1
Aerospace & Defense	3.3
Metals & Mining	3.2
Machinery	3.2
Electrical Equipment	3.0
Capital Markets	2.8
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	06/19/26	165	USD	23,934,075	$(158,743)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$100,370,772	$—	$100,370,772
Austria	—	4,444,758	—	4,444,758
Belgium	—	11,876,049	—	11,876,049
Brazil	—	686,663	—	686,663
Chile	—	1,157,162	—	1,157,162
China	—	6,916,549	—	6,916,549
Czech Republic	—	394,166	—	394,166
Denmark	—	20,922,562	—	20,922,562
Finland	—	15,924,846	—	15,924,846
France	—	115,430,681	—	115,430,681
Germany	—	114,565,255	—	114,565,255
Hong Kong	492,336	24,605,835	—	25,098,171
Indonesia	—	696,328	—	696,328
Ireland	1,563,852	4,322,597	—	5,886,449
Israel	3,124,495	11,149,057	—	14,273,552
Italy	—	43,598,595	—	43,598,595
Ivory Coast	—	810,403	—	810,403
Japan	—	306,173,895	—	306,173,895
Luxembourg	—	2,063,771	—	2,063,771
Macau	—	826,513	—	826,513
Mexico	—	699,283	—	699,283
Netherlands	1,525,272	62,956,790	—	64,482,062
New Zealand	—	2,992,904	—	2,992,904
Nigeria	—	280,482	—	280,482
BHFTII-206

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Norway	$—	$9,332,297	$—	$9,332,297
Poland	—	295,485	—	295,485
Portugal	—	2,638,494	—	2,638,494
Singapore	2,805,638	20,578,867	—	23,384,505
South Africa	—	3,111,319	—	3,111,319
South Korea	—	277,619	—	277,619
Spain	—	49,698,028	—	49,698,028
Sweden	—	43,016,697	—	43,016,697
Switzerland	—	62,317,103	—	62,317,103
United Arab Emirates	—	—	0	0
United Kingdom	1,205,911	142,274,906	—	143,480,817
United States	6,445,269	127,001,752	—	133,447,021
Total Common Stocks	17,162,773	1,314,408,483	0	1,331,571,256
Total Investment Companies*	24,476,760	—	—	24,476,760
Total Preferred Stocks*	—	3,778,888	—	3,778,888
Total Rights*	742	—	—	742
Total Short-Term Investments*	—	23,496,425	—	23,496,425
Securities Lending Reinvestments
Short-Term Investment Funds	15,400,000	—	—	15,400,000
Time Deposits	—	3,000,000	—	3,000,000
Repurchase Agreements	—	7,205,723	—	7,205,723
Total Securities Lending Reinvestments	15,400,000	10,205,723	—	25,605,723
Total Investments	$57,040,275	$1,351,889,519	$0	$1,408,929,794
Collateral for Securities Loaned (Liability)	$—	$(25,605,723)	$—	$(25,605,723)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(158,743)	$—	$—	$(158,743)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTII-207

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.0%
AAR Corp. (a)	12,300	$1,346,358
AeroVironment, Inc. (a) (b)	11,938	2,185,251
AerSale Corp. (a)	11,637	72,382
AIRO Group Holdings, Inc. (a)	6,975	53,045
Archer Aviation, Inc. - Class A (a) (b)	192,693	996,223
Astronics Corp. (a)	9,767	651,752
Beta Technologies, Inc. - Class A (a) (b)	10,820	159,054
Byrna Technologies, Inc. (a)	6,061	55,640
Cadre Holdings, Inc.	9,314	285,753
Ducommun, Inc. (a)	4,381	534,482
Eve Holding, Inc. (a)	13,984	34,680
Firefly Aerospace, Inc. (a) (b)	7,272	207,034
Intuitive Machines, Inc. (a) (b)	35,816	664,745
Kratos Defense & Security Solutions, Inc. (a)	57,064	4,023,583
Mercury Systems, Inc. (a)	16,917	1,233,418
Moog, Inc. - Class A	8,879	2,598,351
National Presto Industries, Inc.	1,752	240,129
Park Aerospace Corp.	6,034	165,211
Red Cat Holdings, Inc. (a) (b)	34,046	445,662
Redwire Corp. (a) (b)	33,954	288,609
Satellogic, Inc. - Class A (a) (b)	15,078	82,024
V2X, Inc. (a)	8,392	574,852
Voyager Technologies, Inc. - Class A (a) (b)	15,285	357,516
VSE Corp.	8,495	1,566,478
York Space Systems, Inc. (a)	5,886	130,493
		18,952,725
Air Freight & Logistics — 0.1%
Forward Air Corp. (a)	6,761	112,976
Hub Group, Inc. - Class A	18,767	676,363
Radiant Logistics, Inc. (a)	11,800	83,190
		872,529
Automobile Components — 1.0%
Adient PLC (a)	26,652	538,637
Cooper-Standard Holdings, Inc. (a)	5,724	159,528
Dana, Inc. (b)	35,828	1,205,612
Dauch Corp. (a)	72,950	432,593
Dorman Products, Inc. (a) (b)	8,954	934,439
Fox Factory Holding Corp. (a)	13,878	228,432
Garrett Motion, Inc.	56,285	1,022,698
Gentherm, Inc. (a)	9,979	277,217
Goodyear Tire & Rubber Co. (a)	82,822	549,110
Holley, Inc. (a)	11,670	35,827
LCI Industries (b)	7,714	948,668
Patrick Industries, Inc. (b)	10,171	1,129,693
Phinia, Inc.	12,083	826,960
Solid Power, Inc. (a) (b)	57,158	171,474
Standard Motor Products, Inc.	6,963	241,895
Strattec Security Corp. (a)	1,428	111,870
Visteon Corp.	8,930	813,612
XPEL, Inc. (a) (b)	8,016	354,788
		9,983,053
Automobiles — 0.0%
Winnebago Industries, Inc.	8,929	276,710
Security Description	Shares	Value
Banks — 9.6%
1st Source Corp.	5,868	$406,124
ACNB Corp.	3,760	179,991
Amalgamated Financial Corp.	7,259	282,157
Amerant Bancorp, Inc.	13,198	290,884
Ameris Bancorp	20,673	1,612,287
Ames National Corp.	2,972	83,870
Arrow Financial Corp.	5,919	198,701
Associated Banc-Corp.	52,577	1,359,641
Atlantic Union Bankshares Corp.	44,968	1,607,156
Axos Financial, Inc. (a)	17,116	1,456,400
Banc of California, Inc.	41,903	736,655
BancFirst Corp.	6,731	730,313
Bancorp, Inc. (a)	12,892	692,687
Bank First Corp.	3,141	424,223
Bank of Hawaii Corp.	12,604	935,847
Bank of Marin Bancorp	5,192	133,071
Bank of NT Butterfield & Son Ltd.	13,358	701,028
Bank7 Corp.	1,297	51,724
BankUnited, Inc.	23,335	1,053,809
Bankwell Financial Group, Inc.	2,613	126,783
Banner Corp.	10,863	659,167
Bar Harbor Bankshares	5,292	171,725
BayCom Corp.	4,420	131,384
Beacon Financial Corp.	26,369	791,070
Blue Foundry Bancorp (a) (b)	7,608	100,730
Blue Ridge Bankshares, Inc.	24,991	104,962
Bridgewater Bancshares, Inc. (a)	7,665	135,670
Burke & Herbert Financial Services Corp.	4,179	260,310
Business First Bancshares, Inc.	10,341	279,621
Byline Bancorp, Inc.	11,001	347,302
C&F Financial Corp.	1,140	83,152
California BanCorp	8,293	146,952
Camden National Corp.	5,866	278,342
Capital Bancorp, Inc.	4,286	127,466
Capital City Bank Group, Inc.	4,571	198,656
Capitol Federal Financial, Inc.	39,225	279,674
Carter Bankshares, Inc. (a)	6,073	141,622
Cathay General Bancorp	20,392	1,016,745
CB Financial Services, Inc.	1,770	60,499
Central Pacific Financial Corp.	8,085	258,397
Chemung Financial Corp.	1,214	65,337
ChoiceOne Financial Services, Inc.	5,231	147,096
Citizens & Northern Corp.	5,705	127,450
Citizens Community Bancorp, Inc.	3,211	63,578
Citizens Financial Services, Inc.	1,533	93,743
City Holding Co.	4,483	535,808
Civista Bancshares, Inc.	6,562	149,548
CNB Financial Corp.	9,355	270,921
Coastal Financial Corp. (a)	4,245	323,044
CoastalSouth Bancshares, Inc.	3,108	76,426
Colony Bankcorp, Inc.	6,636	132,521
Columbia Financial, Inc. (a)	8,867	155,261
Commercial Bancgroup, Inc.	2,477	64,452
Community Financial System, Inc.	16,617	974,587
Community Trust Bancorp, Inc.	5,520	335,174
Community West Bancshares	7,271	169,414
BHFTII-208

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
ConnectOne Bancorp, Inc.	14,866	$397,963
Customers Bancorp, Inc. (a)	10,411	722,627
CVB Financial Corp.	38,940	755,047
Dime Community Bancshares, Inc.	12,474	421,871
Eagle Bancorp Montana, Inc.	2,529	52,047
Eagle Bancorp, Inc.	9,251	230,072
Eagle Financial Services, Inc.	1,861	65,098
Eastern Bankshares, Inc.	68,885	1,347,391
Enterprise Financial Services Corp.	11,531	623,942
Equity Bancshares, Inc. - Class A	5,469	242,878
Esquire Financial Holdings, Inc. (b)	2,403	258,322
Farmers & Merchants Bancorp, Inc.	4,130	106,017
Farmers National Banc Corp.	15,285	201,151
FB Bancorp, Inc. (a)	6,972	95,795
FB Financial Corp.	14,036	729,030
Fidelity D&D Bancorp, Inc.	1,594	68,988
Financial Institutions, Inc.	6,714	212,901
First BanCorp	48,068	1,026,732
First Bancorp, Inc.	3,758	105,337
First Bancorp/Southern Pines NC	13,393	754,696
First Bank	7,140	114,240
First Busey Corp.	27,513	695,253
First Business Financial Services, Inc.	2,763	149,009
First Capital, Inc.	1,202	59,655
First Commonwealth Financial Corp.	30,999	544,962
First Community Bankshares, Inc. (b)	5,615	233,135
First Community Corp.	2,769	80,938
First Financial Bancorp	33,350	929,798
First Financial Bankshares, Inc.	43,724	1,287,672
First Financial Corp.	3,977	251,346
First Foundation, Inc. (a)	20,500	120,950
First Internet Bancorp	2,669	54,394
First Interstate BancSystem, Inc. - Class A	27,276	911,018
First Merchants Corp.	19,730	764,143
First Mid Bancshares, Inc.	7,087	291,914
First National Corp.	2,941	79,172
First United Corp.	2,254	82,587
First Western Financial, Inc. (a)	2,572	63,220
Firstsun Capital Bancorp (a) (b)	4,714	171,872
Five Star Bancorp	4,888	184,375
Flagstar Bank NA	94,096	1,239,244
Flushing Financial Corp.	10,238	157,256
Franklin Financial Services Corp.	1,582	80,809
FS Bancorp, Inc.	2,273	87,715
Fulton Financial Corp.	56,972	1,158,810
FVCBankcorp, Inc.	5,186	78,775
GBank Financial Holdings, Inc. (a) (b)	3,416	91,412
German American Bancorp, Inc.	11,888	496,799
Glacier Bancorp, Inc. (b)	40,540	1,810,922
Great Southern Bancorp, Inc.	2,742	173,102
Greene County Bancorp, Inc.	2,424	54,322
Hancock Whitney Corp.	26,409	1,679,348
Hanmi Financial Corp.	10,815	285,083
Hawthorn Bancshares, Inc.	2,185	73,613
HBT Financial, Inc.	4,583	122,458
Heritage Commerce Corp.	15,824	197,484
Security Description	Shares	Value
Banks—(Continued)
Heritage Financial Corp.	10,462	$272,012
Hilltop Holdings, Inc. (b)	13,785	493,779
Hingham Institution For Savings	565	161,500
Home Bancorp, Inc.	2,001	121,221
Home BancShares, Inc.	59,440	1,600,719
HomeTrust Bancshares, Inc.	5,432	231,675
Hope Bancorp, Inc.	39,257	438,501
Horizon Bancorp, Inc.	16,449	272,560
Independent Bank Corp.	22,910	1,422,483
International Bancshares Corp.	17,236	1,159,810
Investar Holding Corp.	4,144	113,007
John Marshall Bancorp, Inc.	4,296	87,123
Kearny Financial Corp.	18,432	139,162
Lakeland Financial Corp. (b)	8,143	467,245
LCNB Corp.	3,768	58,743
LINKBANCORP, Inc.	7,910	65,969
Live Oak Bancshares, Inc.	10,993	363,538
Mechanics Bancorp - Class A (b)	15,901	234,540
Mercantile Bank Corp.	5,361	270,730
Meridian Corp.	3,388	64,236
Metrocity Bankshares, Inc.	6,644	190,483
Metropolitan Bank Holding Corp.	3,182	265,029
Mid Penn Bancorp, Inc.	7,267	233,707
Midland States Bancorp, Inc.	6,845	152,712
MVB Financial Corp.	3,791	94,131
National Bank Holdings Corp. - Class A	12,021	470,742
National Bankshares, Inc.	1,983	72,201
NB Bancorp, Inc.	13,728	289,249
NBT Bancorp, Inc.	16,987	723,306
Nicolet Bankshares, Inc.	5,840	867,941
Northeast Bank	2,255	253,394
Northeast Community Bancorp, Inc.	4,595	109,361
Northfield Bancorp, Inc.	8,681	117,541
Northpointe Bancshares, Inc.	6,999	120,803
Northrim BanCorp, Inc.	7,532	172,332
Northwest Bancshares, Inc.	43,495	551,952
Norwood Financial Corp.	2,947	86,701
Oak Valley Bancorp	2,317	75,140
OceanFirst Financial Corp.	17,922	323,313
OFG Bancorp	14,067	569,151
Ohio Valley Banc Corp.	1,330	58,334
Old National Bancorp (b)	110,576	2,443,730
Old Second Bancorp, Inc.	16,472	332,076
OP Bancorp	3,989	53,054
Orange County Bancorp, Inc.	3,668	117,303
Origin Bancorp, Inc.	9,567	396,648
Orrstown Financial Services, Inc.	5,985	215,939
Park National Corp.	4,763	778,512
Parke Bancorp, Inc.	3,496	99,286
Pathward Financial, Inc.	7,003	624,878
PCB Bancorp	4,027	90,567
Peapack-Gladstone Financial Corp. (b)	6,072	213,795
Peoples Bancorp of North Carolina, Inc.	1,433	56,116
Peoples Bancorp, Inc.	10,940	359,598
Peoples Financial Services Corp.	3,009	160,470
Pioneer Bancorp, Inc. (a)	4,144	57,684
BHFTII-209

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Plumas Bancorp	1,875	$91,537
Ponce Financial Group, Inc. (a)	6,376	106,543
Preferred Bank (b)	3,977	360,674
Primis Financial Corp.	7,000	92,960
Princeton Bancorp, Inc.	1,758	59,368
Provident Financial Services, Inc.	41,527	878,711
QCR Holdings, Inc.	5,329	455,363
RBB Bancorp	6,012	128,476
Red River Bancshares, Inc.	1,618	146,332
Renasant Corp. (b)	29,809	1,076,999
Republic Bancorp, Inc. - Class A	2,983	210,451
S&T Bancorp, Inc.	12,467	521,495
Seacoast Banking Corp. of Florida	30,732	930,872
ServisFirst Bancshares, Inc. (b)	16,133	1,174,966
Shore Bancshares, Inc.	10,137	189,359
Sierra Bancorp (b)	4,701	159,458
Simmons First National Corp. - Class A	44,508	865,681
SmartFinancial, Inc.	5,462	213,455
South Plains Financial, Inc.	4,696	196,762
Southern First Bancshares, Inc. (a)	2,574	140,283
Southern Missouri Bancorp, Inc.	3,422	218,803
Southside Bancshares, Inc.	10,316	320,724
Stellar Bancorp, Inc.	14,701	538,204
Stock Yards Bancorp, Inc.	8,803	583,551
Texas Capital Bancshares, Inc. (a)	13,861	1,315,132
Third Coast Bancshares, Inc. (a)	4,809	181,924
Timberland Bancorp, Inc.	2,592	102,203
Tompkins Financial Corp.	4,603	362,901
Towne Bank	27,198	915,757
TriCo Bancshares	9,398	446,781
Triumph Financial, Inc. (a)	7,169	427,703
TrustCo Bank Corp.	5,598	245,080
Trustmark Corp.	18,116	763,408
UMB Financial Corp.	22,940	2,587,403
United Bankshares, Inc.	44,170	1,829,521
United Community Banks, Inc.	39,803	1,253,396
Unity Bancorp, Inc.	2,408	124,807
Univest Financial Corp.	9,027	309,265
USCB Financial Holdings, Inc.	3,750	69,525
Valley National Bancorp	152,745	1,875,709
Virginia National Bankshares Corp.	1,715	65,513
WaFd, Inc.	25,298	794,357
Washington Trust Bancorp, Inc.	6,083	203,537
WesBanco, Inc.	30,785	1,061,775
West BanCorp, Inc.	5,288	125,802
Westamerica BanCorp	7,335	382,520
Western New England Bancorp, Inc.	2,364	30,567
WSFS Financial Corp.	16,885	1,105,292
		91,672,504
Beverages — 0.1%
MGP Ingredients, Inc.	4,728	86,948
National Beverage Corp. (a)	8,501	286,059
Vita Coco Co., Inc. (a)	15,572	746,054
		1,119,061
Security Description	Shares	Value
Biotechnology — 9.0%
4D Molecular Therapeutics, Inc. (a)	14,339	$133,496
Abeona Therapeutics, Inc. (a) (b)	14,654	65,650
Absci Corp. (a) (b)	44,731	134,193
ACADIA Pharmaceuticals, Inc. (a)	39,786	885,636
ADC Therapeutics SA (a) (b)	29,514	110,677
ADMA Biologics, Inc. (a)	75,298	678,435
Agios Pharmaceuticals, Inc. (a)	19,125	646,999
Akebia Therapeutics, Inc. (a)	51,695	71,856
Aktis Oncology, Inc. (a) (b)	6,754	120,829
Alector, Inc. (a)	29,970	64,435
Alkermes PLC (a)	51,230	1,811,493
Allogene Therapeutics, Inc. (a) (b)	50,340	122,830
Altimmune, Inc. (a)	41,911	129,086
Amicus Therapeutics, Inc. (a)	96,816	1,399,959
AnaptysBio, Inc. (a)	6,032	334,535
Anavex Life Sciences Corp. (a) (b)	16,958	52,061
Anika Therapeutics, Inc. (a)	4,117	59,696
Annexon, Inc. (a)	42,045	232,929
Apogee Therapeutics, Inc. (a)	14,094	1,186,292
Arbutus Biopharma Corp. (a)	48,336	217,512
Arcellx, Inc. (a)	12,138	1,393,685
Arcturus Therapeutics Holdings, Inc. (a)	1,579	12,190
Arcus Biosciences, Inc. (a)	25,608	553,133
Arcutis Biotherapeutics, Inc. (a)	35,427	834,660
Ardelyx, Inc. (a)	76,002	455,252
ArriVent Biopharma, Inc. (a) (b)	9,854	227,332
Arrowhead Pharmaceuticals, Inc. (a)	43,064	2,700,113
ARS Pharmaceuticals, Inc. (a) (b)	20,288	162,913
Atrium Therapeutics, Inc. (a)	3,756	50,218
Aura Biosciences, Inc. (a)	15,284	102,250
Aurinia Pharmaceuticals, Inc. (a)	38,900	576,498
Beam Therapeutics, Inc. (a) (b)	30,236	720,524
Benitec Biopharma, Inc. (a)	5,673	60,417
Bicara Therapeutics, Inc. (a)	10,192	202,719
BioCryst Pharmaceuticals, Inc. (a)	75,721	720,864
Biohaven Ltd. (a)	37,601	318,104
Bridgebio Pharma, Inc. (a) (b)	50,054	3,717,010
Bright Minds Biosciences, Inc. (a) (b)	2,270	165,642
Candel Therapeutics, Inc. (a) (b)	6,198	30,370
Capricor Therapeutics, Inc. (a) (b)	13,273	403,499
CareDx, Inc. (a)	17,021	295,485
Catalyst Pharmaceuticals, Inc. (a)	38,310	948,556
Celcuity, Inc. (a)	11,082	1,264,899
Celldex Therapeutics, Inc. (a)	21,331	676,619
CG oncology, Inc. (a)	19,073	1,290,861
Cogent Biosciences, Inc. (a)	45,945	1,768,423
Coherus Oncology, Inc. (a)	34,326	58,011
Compass Therapeutics, Inc. (a) (b)	34,998	185,139
Corvus Pharmaceuticals, Inc. (a)	18,880	276,214
CRISPR Therapeutics AG (a) (b)	28,841	1,371,966
Cullinan Therapeutics, Inc. (a)	18,364	260,952
Cytokinetics, Inc. (a)	37,835	2,493,705
Day One Biopharmaceuticals, Inc. (a)	26,050	558,512
Denali Therapeutics, Inc. (a)	45,013	864,250
Design Therapeutics, Inc. (a)	8,950	95,228
DiaMedica Therapeutics, Inc. (a)	4,855	32,868
BHFTII-210

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Dianthus Therapeutics, Inc. (a)	11,334	$951,149
Disc Medicine, Inc. (a)	8,743	559,027
Dyne Therapeutics, Inc. (a)	42,276	766,464
Editas Medicine, Inc. (a)	32,151	79,413
Eledon Pharmaceuticals, Inc. (a)	24,437	75,266
Emergent BioSolutions, Inc. (a)	12,732	105,676
Enanta Pharmaceuticals, Inc. (a)	9,008	113,771
Entrada Therapeutics, Inc. (a) (b)	10,642	134,302
Erasca, Inc. (a)	60,153	973,276
Evommune, Inc. (a)	3,500	80,465
Fennec Pharmaceuticals, Inc. (a)	7,920	48,708
Foghorn Therapeutics, Inc. (a)	2,600	12,428
Geron Corp. (a)	149,323	222,491
GRAIL, Inc. (a)	11,468	592,666
Greenwich Lifesciences, Inc. (a) (b)	2,193	52,676
Humacyte, Inc. (a) (b)	55,801	33,854
Ideaya Biosciences, Inc. (a)	27,246	907,837
ImmunityBio, Inc. (a) (b)	91,490	701,728
Immunome, Inc. (a) (b)	32,418	708,982
Immunovant, Inc. (a) (b)	25,804	640,971
Inhibikase Therapeutics, Inc. (a) (b)	36,513	61,342
Inhibrx Biosciences, Inc. (a)	3,158	212,312
Intellia Therapeutics, Inc. (a)	33,636	431,213
Iovance Biotherapeutics, Inc. (a)	107,022	375,647
Ironwood Pharmaceuticals, Inc. (a)	38,149	133,903
Jade Biosciences, Inc.	10,409	146,246
Janux Therapeutics, Inc. (a) (b)	14,413	200,341
KalVista Pharmaceuticals, Inc. (a) (b)	12,559	252,813
Keros Therapeutics, Inc. (a) (b)	9,594	105,918
Kodiak Sciences, Inc. (a)	11,670	444,860
Krystal Biotech, Inc. (a)	7,824	2,021,096
Kura Oncology, Inc. (a)	20,921	170,088
Kymera Therapeutics, Inc. (a)	18,389	1,531,620
Larimar Therapeutics, Inc. (a)	15,492	69,714
Lexeo Therapeutics, Inc. (a)	21,061	120,890
Madrigal Pharmaceuticals, Inc. (a)	5,398	2,825,691
MannKind Corp. (a)	74,752	183,142
MapLight Therapeutics, Inc. (a)	5,777	117,446
MeiraGTx Holdings PLC (a)	12,730	110,242
MiMedx Group, Inc. (a)	27,886	110,150
Mineralys Therapeutics, Inc. (a)	15,332	415,344
Mirum Pharmaceuticals, Inc. (a)	13,310	1,229,578
Monopar Therapeutics, Inc. (a)	1,532	83,938
Monte Rosa Therapeutics, Inc. (a)	19,390	318,965
Myriad Genetics, Inc. (a)	29,592	133,164
Neurogene, Inc. (a)	3,411	68,766
Novavax, Inc. (a) (b)	44,326	360,814
Nurix Therapeutics, Inc. (a)	32,631	505,780
Nuvalent, Inc. - Class A (a)	15,820	1,620,759
Olema Pharmaceuticals, Inc. (a) (b)	22,356	333,328
ORIC Pharmaceuticals, Inc. (a)	20,325	257,518
Oruka Therapeutics, Inc. (a)	12,595	617,785
Palvella Therapeutics, Inc. (a)	2,572	320,600
Perspective Therapeutics, Inc. (a)	20,137	83,971
Praxis Precision Medicines, Inc. (a)	8,156	2,627,782
Precigen, Inc. (a)	45,008	174,181
Security Description	Shares	Value
Biotechnology—(Continued)
Prime Medicine, Inc. (a) (b)	20,947	$72,896
Protagonist Therapeutics, Inc. (a)	18,373	1,936,514
Protalix BioTherapeutics, Inc. (a)	25,288	54,875
Protara Therapeutics, Inc. (a)	16,701	87,012
Prothena Corp. PLC (a)	9,194	89,366
PTC Therapeutics, Inc. (a)	24,858	1,693,576
Puma Biotechnology, Inc. (a)	6,747	43,113
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	145,973	448,137
REGENXBIO, Inc. (a)	9,609	80,523
Relay Therapeutics, Inc. (a)	45,955	457,252
Replimune Group, Inc. (a)	22,968	175,705
Rezolute, Inc. (a)	25,492	77,751
Rhythm Pharmaceuticals, Inc. (a)	16,680	1,450,660
Rigel Pharmaceuticals, Inc. (a)	6,223	168,270
Rocket Pharmaceuticals, Inc. (a)	27,303	97,745
Sana Biotechnology, Inc. (a) (b)	40,250	115,920
Savara, Inc. (a)	37,211	203,172
Scholar Rock Holding Corp. (a)	27,523	1,353,031
SELLAS Life Sciences Group, Inc. (a) (b)	54,704	231,398
Sionna Therapeutics, Inc. (a)	4,849	194,396
Soleno Therapeutics, Inc. (a)	15,961	534,374
Solid Biosciences, Inc. (a)	13,132	94,550
Spyre Therapeutics, Inc. (a)	22,411	1,130,411
Stoke Therapeutics, Inc. (a) (b)	14,916	485,665
Syndax Pharmaceuticals, Inc. (a)	27,238	636,280
Tango Therapeutics, Inc. (a) (b)	35,194	736,258
Taysha Gene Therapies, Inc. (a) (b)	70,729	316,159
Tectonic Therapeutic, Inc. (a) (b)	4,059	125,464
TG Therapeutics, Inc. (a)	47,172	1,567,054
Tonix Pharmaceuticals Holding Corp. (a) (b)	4,466	61,407
Travere Therapeutics, Inc. (a)	26,819	796,792
Twist Bioscience Corp. (a)	19,223	913,477
Tyra Biosciences, Inc. (a)	8,096	310,077
Upstream Bio, Inc. (a)	11,081	99,729
UroGen Pharma Ltd. (a)	14,018	252,044
Vanda Pharmaceuticals, Inc. (a)	17,869	123,475
Vaxcyte, Inc. (a)	39,207	2,278,319
Vera Therapeutics, Inc. (a)	19,620	789,313
Veracyte, Inc. (a)	25,923	834,980
Verastem, Inc. (a)	17,642	93,503
Vericel Corp. (a)	16,689	536,885
Vir Biotechnology, Inc. (a)	29,709	266,193
Viridian Therapeutics, Inc. (a)	25,982	508,208
Voyager Therapeutics, Inc. (a)	15,388	59,398
Xencor, Inc. (a)	23,992	289,344
Xenon Pharmaceuticals, Inc. (a)	27,329	1,589,181
XOMA Royalty Corp. (a)	3,457	108,446
Zenas Biopharma, Inc. (a) (b)	7,627	149,108
Zymeworks, Inc. (a)	17,249	431,915
		85,995,098
Broadline Retail — 0.1%
Groupon, Inc. (a) (b)	4,107	48,873
Kohl's Corp.	34,572	445,979
Savers Value Village, Inc. (a)	13,102	97,479
		592,331
BHFTII-211

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Building Products — 1.5%
American Woodmark Corp. (a)	4,886	$194,609
Apogee Enterprises, Inc.	6,681	224,081
AZZ, Inc.	9,248	1,157,202
CSW Industrials, Inc.	5,052	1,316,450
Gibraltar Industries, Inc. (a)	10,166	405,318
Griffon Corp.	12,073	877,466
Insteel Industries, Inc.	6,808	228,817
Janus International Group, Inc. (a)	44,871	231,086
Masterbrand, Inc. (a) (b)	45,688	379,667
Modine Manufacturing Co. (a)	16,539	3,584,167
Quanex Building Products Corp.	13,830	248,525
Resideo Technologies, Inc. (a)	40,596	1,368,491
Tecnoglass, Inc. (b)	8,912	397,030
UFP Industries, Inc.	18,386	1,693,718
Zurn Elkay Water Solutions Corp.	47,496	2,129,721
		14,436,348
Capital Markets — 1.7%
Acadian Asset Management, Inc.	8,939	486,460
AlTi Global, Inc. (a)	15,029	54,405
Artisan Partners Asset Management, Inc. - Class A	20,124	732,312
BGC Group, Inc. - Class A	113,098	1,106,098
Cohen & Steers, Inc.	9,062	566,828
Diamond Hill Investment Group, Inc.	716	123,224
DigitalBridge Group, Inc.	57,661	889,133
Donnelley Financial Solutions, Inc. (a)	7,886	371,746
GCM Grosvenor, Inc. - Class A	19,826	194,295
Innventure, Inc. (a)	17,656	69,035
Marex Group PLC	17,637	786,257
Miami International Holdings, Inc. (a)	7,773	302,525
Moelis & Co. - Class A	23,485	1,338,645
Open Lending Corp. (a)	38,055	47,569
Patria Investments Ltd. - Class A (b)	22,588	284,609
Perella Weinberg Partners (b)	22,223	403,570
Piper Sandler Cos. (b)	21,968	1,681,650
PJT Partners, Inc. - Class A (b)	7,171	1,001,932
Ridgepost Capital, Inc. - Class A	20,181	146,514
StepStone Group, Inc. - Class A	22,726	1,084,485
StoneX Group, Inc. (a)	23,211	1,871,967
Victory Capital Holdings, Inc. - Class A (b)	14,522	950,901
Virtus Investment Partners, Inc.	2,173	291,943
Wealthfront Corp. (a)	11,666	107,910
Webull Corp. (a)	80,508	386,438
WisdomTree, Inc. (b)	37,128	540,584
		15,821,035
Chemicals — 1.6%
AdvanSix, Inc.	9,088	221,747
ASP Isotopes, Inc. (a) (b)	36,905	163,120
Aspen Aerogels, Inc. (a)	8,722	29,829
Avient Corp.	29,954	1,087,330
Balchem Corp.	10,379	1,759,033
Cabot Corp.	16,533	1,245,100
Chemours Co. (b)	47,345	1,043,010
Core Molding Technologies, Inc. (a)	2,763	61,891
Ecovyst, Inc. (a)	33,591	431,980
Security Description	Shares	Value
Chemicals—(Continued)
Flotek Industries, Inc. (a) (b)	5,204	$88,312
Hawkins, Inc.	6,304	968,295
HB Fuller Co.	18,000	1,110,240
Ingevity Corp. (a)	11,411	812,806
Innospec, Inc.	8,314	607,088
Intrepid Potash, Inc. (a)	3,501	149,738
Koppers Holdings, Inc.	6,695	258,963
LSB Industries, Inc. (a)	17,256	257,115
Mativ Holdings, Inc.	12,470	108,489
Minerals Technologies, Inc.	10,020	710,619
Orion SA	9,720	63,180
Perimeter Solutions, Inc. (a)	44,108	1,077,117
PureCycle Technologies, Inc. (a) (b)	47,118	244,543
Quaker Chemical Corp. (b)	4,279	531,580
Rayonier Advanced Materials, Inc. (a)	20,690	229,038
Sensient Technologies Corp.	13,379	1,156,481
Stepan Co.	7,686	384,146
Tronox Holdings PLC	38,238	373,585
		15,174,375
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	19,814	763,235
ACCO Brands Corp.	28,381	85,143
ACV Auctions, Inc. - Class A (a)	44,903	190,389
BrightView Holdings, Inc. (a)	19,628	231,414
Brink's Co.	13,156	1,363,356
Casella Waste Systems, Inc. - Class A (a)	19,786	1,569,821
Cimpress PLC (a)	5,669	413,837
CoreCivic, Inc. (a)	31,849	602,265
Deluxe Corp.	15,039	414,174
Ennis, Inc.	6,216	133,147
Enviri Corp. (a)	23,895	468,820
GEO Group, Inc. (a)	40,336	678,048
Healthcare Services Group, Inc. (a)	24,186	448,650
HNI Corp.	22,274	743,729
Interface, Inc.	18,871	470,265
Liquidity Services, Inc. (a)	7,856	240,158
MillerKnoll, Inc.	20,084	290,415
Montrose Environmental Group, Inc. (a) (b)	11,341	248,254
OPENLANE, Inc. (a)	33,366	972,619
Perma-Fix Environmental Services, Inc. (a)	2,008	21,466
Pitney Bowes, Inc. (b)	51,126	564,942
Quad/Graphics, Inc.	9,138	60,402
UniFirst Corp.	4,591	1,155,050
Vestis Corp. (a)	29,560	232,342
		12,361,941
Communications Equipment — 1.2%
ADTRAN Holdings, Inc. (a) (b)	23,656	297,592
Applied Optoelectronics, Inc. (a) (b)	20,862	1,764,717
Aviat Networks, Inc. (a)	3,369	76,173
BK Technologies Corp. (a)	1,022	76,272
Calix, Inc. (a)	19,435	952,121
Clearfield, Inc. (a)	4,399	116,442
Digi International, Inc. (a)	11,748	566,254
Extreme Networks, Inc. (a)	39,650	597,922
BHFTII-212

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Communications Equipment—(Continued)
Harmonic, Inc. (a)	31,795	$285,519
Inseego Corp. (a) (b)	4,398	48,906
NETGEAR, Inc. (a)	9,591	209,467
NetScout Systems, Inc. (a)	23,085	733,872
Ribbon Communications, Inc. (a)	30,727	65,141
Viasat, Inc. (a) (b)	39,020	1,787,116
Viavi Solutions, Inc. (a)	72,789	2,422,418
Vistance Networks, Inc. (a)	70,912	1,290,598
		11,290,530
Construction & Engineering — 2.7%
Ameresco, Inc. - Class A (a) (b)	10,964	279,582
Arcosa, Inc.	15,336	1,627,763
Argan, Inc.	4,239	2,308,771
Bowman Consulting Group Ltd. (a)	5,271	149,907
Cardinal Infrastructure Group, Inc. - Class A (a)	4,192	166,234
Centuri Holdings, Inc. (a)	27,945	816,273
Concrete Pumping Holdings, Inc. (a)	999	7,133
Construction Partners, Inc. - Class A (a) (b)	15,046	1,671,912
Dycom Industries, Inc. (a)	9,212	3,121,210
Fluor Corp. (a)	50,838	2,371,593
Granite Construction, Inc. (b)	13,825	1,657,341
Great Lakes Dredge & Dock Corp. (a)	19,045	323,765
IES Holdings, Inc. (a) (b)	2,855	1,360,322
Legence Corp. - Class A (a) (b)	12,156	686,328
Limbach Holdings, Inc. (a) (b)	3,683	287,458
Matrix Service Co. (a)	4,251	48,801
MYR Group, Inc. (a)	4,872	1,375,463
NWPX Infrastructure, Inc. (a)	2,859	222,602
Orion Group Holdings, Inc. (a)	12,144	132,370
Primoris Services Corp.	17,082	2,443,409
Sterling Infrastructure, Inc. (a)	9,413	3,833,632
Tutor Perini Corp.	14,391	1,110,841
		26,002,710
Construction Materials — 0.2%
Knife River Corp. (a)	18,078	1,476,069
Titan America SA (a) (b)	9,226	138,205
U.S. Lime & Minerals, Inc.	3,413	445,772
		2,060,046
Consumer Finance — 1.0%
Atlanticus Holdings Corp. (a)	1,823	95,653
Bread Financial Holdings, Inc.	14,884	1,114,663
Dave, Inc. (a)	3,391	590,339
Encore Capital Group, Inc. (a)	6,852	480,462
Enova International, Inc. (a)	7,504	1,019,268
FirstCash Holdings, Inc.	12,507	2,351,316
Green Dot Corp. - Class A (a)	17,589	197,349
Jefferson Capital, Inc.	7,259	139,591
LendingClub Corp. (a)	36,856	527,778
LendingTree, Inc. (a)	3,966	170,062
Navient Corp. (b)	14,810	121,146
Nelnet, Inc. - Class A	4,088	527,188
NerdWallet, Inc. - Class A (a) (b)	14,569	151,226
Oportun Financial Corp. (a)	13,421	61,871
Security Description	Shares	Value
Consumer Finance—(Continued)
OppFi, Inc.	9,147	$70,523
PRA Group, Inc. (a)	12,414	217,245
PROG Holdings, Inc.	13,551	388,778
Regional Management Corp.	3,196	103,071
Upstart Holdings, Inc. (a) (b)	27,623	708,530
World Acceptance Corp. (a)	925	124,912
		9,160,971
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc.	10,138	727,706
Chefs' Warehouse, Inc. (a) (b)	11,570	687,836
Grocery Outlet Holding Corp. (a)	22,266	156,975
Ingles Markets, Inc. - Class A	4,668	419,606
Natural Grocers by Vitamin Cottage, Inc.	4,643	120,022
PriceSmart, Inc.	8,122	1,222,361
United Natural Foods, Inc. (a)	19,936	898,316
Village Super Market, Inc. - Class A	2,798	118,160
Weis Markets, Inc. (b)	4,513	308,644
		4,659,626
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	35,224	142,657
Greif, Inc. - Class A	7,565	507,385
Greif, Inc. - Class B	1,893	165,713
Myers Industries, Inc.	12,512	265,004
O-I Glass, Inc. (a)	44,318	465,782
Ranpak Holdings Corp. (a)	16,032	57,234
TriMas Corp.	10,568	379,814
		1,983,589
Distributors — 0.1%
GigaCloud Technology, Inc. - Class A (a) (b)	8,375	380,058
Gold.com, Inc.	6,089	244,047
Weyco Group, Inc.	2,058	65,959
		690,064
Diversified Consumer Services — 1.1%
American Public Education, Inc. (a)	5,476	311,475
Carriage Services, Inc.	4,959	226,428
Coursera, Inc. (a)	44,239	257,471
Covista, Inc. (a)	10,794	1,244,008
Driven Brands Holdings, Inc. (a)	21,813	275,062
European Wax Center, Inc. - Class A (a)	10,074	58,228
Frontdoor, Inc. (a)	22,974	1,214,406
Graham Holdings Co. - Class B	1,017	1,075,233
Laureate Education, Inc. (a)	39,995	1,393,426
Lincoln Educational Services Corp. (a)	9,787	398,135
Matthews International Corp. - Class A (b)	10,243	264,474
McGraw Hill, Inc. (a)	8,613	117,998
Mister Car Wash, Inc. (a)	26,629	185,604
OneSpaWorld Holdings Ltd.	32,610	748,399
Perdoceo Education Corp.	20,871	776,610
Strategic Education, Inc.	7,512	623,196
Stride, Inc. (a)	13,240	1,167,371
Udemy, Inc. (a)	22,077	101,996
BHFTII-213

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Consumer Services—(Continued)
Universal Technical Institute, Inc. (a)	15,017	$542,114
		10,981,634
Diversified REITs — 0.5%
AH Realty Trust, Inc.	18,526	101,893
Alpine Income Property Trust, Inc.	4,463	80,334
American Assets Trust, Inc.	18,823	346,532
Broadstone Net Lease, Inc.	60,077	1,097,607
CTO Realty Growth, Inc.	8,817	163,026
Essential Properties Realty Trust, Inc.	62,739	1,904,756
Gladstone Commercial Corp. (b)	15,242	174,216
Global Net Lease, Inc.	59,828	559,990
NexPoint Diversified Real Estate Trust	12,700	59,309
		4,487,663
Diversified Telecommunication Services — 0.5%
Anterix, Inc. (a)	3,695	141,112
ATN International, Inc.	3,399	92,521
Bandwidth, Inc. - Class A (a)	9,824	175,064
Cogent Communications Holdings, Inc.	15,478	291,605
Globalstar, Inc. (a) (b)	15,795	1,049,104
IDT Corp. - Class B (b)	5,484	269,264
Liberty Latin America Ltd. - Class A (a)	9,815	84,802
Liberty Latin America Ltd. - Class C (a)	44,317	390,876
Lumen Technologies, Inc. (a)	299,449	2,081,171
Shenandoah Telecommunications Co. (b)	13,391	206,489
Uniti Group, Inc. (b)	48,545	455,352
		5,237,360
Electric Utilities — 0.9%
Genie Energy Ltd. - Class B	6,875	97,212
Hawaiian Electric Industries, Inc. (a) (b)	51,651	766,501
MGE Energy, Inc.	11,651	900,506
Oklo, Inc. (a) (b)	38,569	1,912,637
Otter Tail Corp.	12,383	1,086,856
Portland General Electric Co.	35,493	1,872,965
TXNM Energy, Inc.	31,785	1,858,151
		8,494,828
Electrical Equipment — 2.9%
Allient, Inc.	4,654	275,005
American Superconductor Corp. (a)	15,200	514,520
Amprius Technologies, Inc. (a)	36,560	616,402
Array Technologies, Inc. (a) (b)	49,724	359,504
Atkore, Inc.	10,829	637,936
Bloom Energy Corp. - Class A (a)	68,956	9,342,848
EnerSys	11,612	2,017,237
Enovix Corp. (a) (b)	61,809	320,171
Eos Energy Enterprises, Inc. (a) (b)	91,932	455,983
Fluence Energy, Inc. (a)	22,831	314,155
Hyliion Holdings Corp. (a) (b)	41,692	73,378
LSI Industries, Inc.	9,159	170,357
NANO Nuclear Energy, Inc. (a) (b)	13,184	270,008
Nextpower, Inc. - Class A (a)	46,053	5,551,689
NuScale Power Corp. (a) (b)	50,588	548,374
Security Description	Shares	Value
Electrical Equipment—(Continued)
Plug Power, Inc. (a) (b)	418,557	$945,939
Powell Industries, Inc.	3,016	1,631,897
Power Solutions International, Inc. (a) (b)	2,810	171,073
Preformed Line Products Co.	876	237,177
Shoals Technologies Group, Inc. - Class A (a) (b)	47,259	310,964
SKYX Platforms Corp. (a)	23,341	26,142
Sunrun, Inc. (a)	72,711	985,961
T1 Energy, Inc. (a)	64,778	284,375
Thermon Group Holdings, Inc. (a) (b)	10,779	543,262
Vicor Corp. (a)	7,263	1,169,343
		27,773,700
Electronic Equipment, Instruments & Components — 3.6%
908 Devices, Inc. (a)	9,989	61,133
Advanced Energy Industries, Inc.	11,895	3,838,635
Aeva Technologies, Inc. (a) (b)	12,940	170,290
Arlo Technologies, Inc. (a)	32,530	462,902
Badger Meter, Inc.	9,373	1,427,977
Bel Fuse, Inc. - Class A	619	111,544
Bel Fuse, Inc. - Class B	3,423	677,686
Belden, Inc.	12,319	1,414,591
Benchmark Electronics, Inc.	10,953	614,025
Climb Global Solutions, Inc.	5,624	111,468
CTS Corp.	9,691	462,842
Daktronics, Inc. (a)	12,816	250,553
ePlus, Inc.	8,131	611,858
Evolv Technologies Holdings, Inc. (a)	41,789	252,823
Fabrinet (a)	11,397	5,943,763
Frequency Electronics, Inc. (a)	2,433	107,685
Insight Enterprises, Inc. (a) (c)	9,646	646,378
Itron, Inc. (a)	14,353	1,286,459
Kimball Electronics, Inc. (a)	8,628	204,397
Knowles Corp. (a)	27,039	694,362
Methode Electronics, Inc.	11,011	60,781
MicroVision, Inc. (a) (b)	25,547	16,381
Mirion Technologies, Inc. (a) (b)	75,529	1,404,084
M-Tron Industries, Inc. (a)	943	63,040
Napco Security Technologies, Inc.	11,551	454,994
nLight, Inc. (a)	15,041	857,638
Novanta, Inc. (a)	11,345	1,339,958
OSI Systems, Inc. (a)	4,967	1,318,788
Ouster, Inc. (a)	18,523	340,267
PC Connection, Inc.	3,359	196,367
Plexus Corp. (a) (c)	8,399	1,701,133
Powerfleet, Inc. NJ (a) (b)	16,614	51,171
Rogers Corp. (a)	5,688	610,493
Sanmina Corp. (a)	16,953	2,197,787
ScanSource, Inc. (a)	7,703	279,619
TTM Technologies, Inc. (a)	32,306	3,147,251
Vishay Intertechnology, Inc.	38,038	684,684
Vishay Precision Group, Inc. (a)	4,194	182,103
		34,257,910
Energy Equipment & Services — 2.5%
Archrock, Inc.	54,549	1,898,305
Atlas Energy Solutions, Inc. (b)	23,620	309,894
BHFTII-214

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Borr Drilling Ltd. (a)	90,969	$524,891
Bristow Group, Inc.	9,025	423,182
Cactus, Inc. - Class A	22,182	1,050,761
Core Laboratories, Inc.	14,231	238,939
Energy Services of America Corp.	4,115	54,030
Expro Group Holdings NV (a)	25,982	452,347
Flowco Holdings, Inc. - Class A	7,113	146,528
Forum Energy Technologies, Inc. (a)	3,314	194,399
Helix Energy Solutions Group, Inc. (a)	44,107	436,218
Helmerich & Payne, Inc.	32,004	1,153,104
Innovex International, Inc. (a)	12,150	296,339
Kodiak Gas Services, Inc.	26,428	1,541,281
Liberty Energy, Inc.	49,882	1,436,602
Nabors Industries Ltd. (a)	4,496	386,926
National Energy Services Reunited Corp. (a)	20,802	446,619
Natural Gas Services Group, Inc.	3,564	134,505
Noble Corp. PLC	39,928	1,959,267
Oceaneering International, Inc. (a)	31,886	1,130,996
Oil States International, Inc. (a)	17,981	209,299
Patterson-UTI Energy, Inc. (b)	108,797	1,178,272
ProFrac Holding Corp. - Class A (a)	9,819	60,878
ProPetro Holding Corp. (a)	31,084	447,920
Ranger Energy Services, Inc. - Class A	6,726	115,284
RPC, Inc.	23,342	165,261
SEACOR Marine Holdings, Inc. (a)	7,219	51,688
Seadrill Ltd. (a)	19,918	906,269
Select Water Solutions, Inc.	30,961	473,703
Solaris Energy Infrastructure, Inc.	14,632	826,854
TETRA Technologies, Inc. (a)	37,313	317,907
Tidewater, Inc. (a)	15,544	1,298,701
Transocean Ltd. (a) (b)	293,320	1,944,712
Valaris Ltd. (a)	19,732	1,934,525
		24,146,406
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	125,045	122,544
Atlanta Braves Holdings, Inc. - Class A (a) (b)	2,470	116,460
Atlanta Braves Holdings, Inc. - Class C (a)	14,411	615,350
Cinemark Holdings, Inc.	34,294	978,065
IMAX Corp. (a)	14,180	538,982
Lionsgate Studios Corp. (a)	68,579	657,673
Madison Square Garden Entertainment Corp. (a)	13,230	779,379
Marcus Corp.	5,019	86,176
Playtika Holding Corp.	19,486	54,171
Reservoir Media, Inc. (a) (b)	7,562	74,032
Sphere Entertainment Co. (a) (b)	8,586	1,007,996
Starz Entertainment Corp. (a)	4,015	46,173
		5,077,001
Financial Services — 1.9%
Acacia Research Corp. (a)	11,287	54,290
Alerus Financial Corp.	7,660	181,619
Banco Latinoamericano de Comercio Exterior SA	9,456	483,012
Better Home & Finance Holding Co. (a) (b)	2,022	72,024
Burford Capital Ltd.	64,033	289,429
Cannae Holdings, Inc.	11,471	130,425
Security Description	Shares	Value
Financial Services—(Continued)
Cantaloupe, Inc. (a)	13,922	$150,497
Cass Information Systems, Inc.	3,496	153,894
Compass Diversified Holdings	24,104	189,457
Enact Holdings, Inc.	9,297	379,411
Essent Group Ltd.	29,361	1,715,857
EVERTEC, Inc.	20,174	569,310
Federal Agricultural Mortgage Corp. - Class C (b)	3,013	446,979
Flywire Corp. (a)	39,242	456,777
HA Sustainable Infrastructure Capital, Inc. (b)	39,705	1,459,159
International Money Express, Inc. (a)	8,358	132,056
Jackson Financial, Inc. - Class A	21,362	2,258,391
loanDepot, Inc. - Class A (a)	31,775	45,121
Marqeta, Inc. - Class A (a)	107,226	437,482
Merchants Bancorp (b)	8,241	353,621
NCR Atleos Corp. (a)	23,210	1,011,492
NewtekOne, Inc.	8,049	88,137
NMI Holdings, Inc. (a)	24,171	906,654
Onity Group, Inc. (a)	2,204	86,551
Pagseguro Digital Ltd. - Class A	57,012	571,260
Payoneer Global, Inc. (a)	81,454	393,423
Paysafe Ltd. (a) (b)	11,314	77,048
PennyMac Financial Services, Inc.	9,156	800,234
Radian Group, Inc.	42,650	1,410,862
Remitly Global, Inc. (a)	54,310	851,038
Security National Financial Corp. - Class A (a)	627	5,944
Sezzle, Inc. (a) (b)	5,346	338,348
StoneCo Ltd. - Class A (a)	79,377	1,120,803
Velocity Financial, Inc. (a)	5,353	96,836
Walker & Dunlop, Inc.	10,544	467,943
Waterstone Financial, Inc.	5,072	91,448
		18,276,832
Food Products — 0.6%
Alico, Inc.	2,158	89,039
B&G Foods, Inc. (b)	16,828	80,943
Beyond Meat, Inc. (a) (b)	63,073	44,252
Calavo Growers, Inc.	5,820	150,098
Cal-Maine Foods, Inc. (b)	13,765	1,089,500
Dole PLC	21,508	307,349
Fresh Del Monte Produce, Inc.	10,920	439,639
J&J Snack Foods Corp.	4,980	394,765
John B Sanfilippo & Son, Inc.	2,445	193,962
Limoneira Co.	5,700	76,494
Mama's Creations, Inc. (a)	11,318	173,618
Marzetti Co.	6,423	888,494
Mission Produce, Inc. (a) (b)	13,849	190,562
Seneca Foods Corp. - Class A (a)	1,414	213,684
Simply Good Foods Co. (a)	27,407	393,290
SunOpta, Inc. (a)	34,321	222,400
Tootsie Roll Industries, Inc. (b)	6,575	280,862
Utz Brands, Inc.	26,510	209,959
Vital Farms, Inc. (a)	11,335	160,050
Westrock Coffee Co. (a)	2,752	11,696
		5,610,656
BHFTII-215

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Gas Utilities — 1.1%
Brookfield Infrastructure Corp. - Class A	37,625	$1,486,940
Chesapeake Utilities Corp.	7,458	942,467
New Jersey Resources Corp.	31,879	1,750,795
Northwest Natural Holding Co.	13,477	717,246
ONE Gas, Inc.	18,898	1,627,685
RGC Resources, Inc.	2,683	59,160
Southwest Gas Holdings, Inc.	21,683	1,884,253
Spire, Inc.	18,721	1,694,999
		10,163,545
Ground Transportation — 0.3%
ArcBest Corp.	7,096	697,963
Covenant Logistics Group, Inc.	4,064	110,338
FTAI Infrastructure, Inc. (b)	35,544	175,587
Heartland Express, Inc.	9,641	100,266
Hertz Global Holdings, Inc. (a) (b)	28,520	131,477
Marten Transport Ltd.	15,165	199,116
Proficient Auto Logistics, Inc. (a)	1,063	7,207
RXO, Inc. (a)	51,629	754,816
Werner Enterprises, Inc.	17,826	524,263
		2,701,033
Health Care Equipment & Supplies — 2.3%
Alphatec Holdings, Inc. (a)	34,744	378,015
AngioDynamics, Inc. (a)	12,461	141,682
Anteris Technologies Global Corp. (a)	25,848	143,456
Artivion, Inc. (a)	13,713	502,170
AtriCure, Inc. (a)	15,750	449,347
Avanos Medical, Inc. (a)	14,732	206,395
Axogen, Inc. (a)	15,599	516,795
Beta Bionics, Inc. (a)	13,594	136,212
Bioventus, Inc. - Class A (a) (b)	17,502	159,793
Butterfly Network, Inc. (a)	63,021	254,605
CapsoVision, Inc. (a) (b)	9,696	70,684
Ceribell, Inc. (a)	9,275	170,011
Cerus Corp. (a)	35,526	64,657
ClearPoint Neuro, Inc. (a)	8,988	81,791
CONMED Corp.	11,116	393,062
Delcath Systems, Inc. (a)	11,270	104,586
Electromed, Inc. (a)	2,583	60,468
Embecta Corp.	19,491	172,300
Enovis Corp. (a)	18,624	423,696
Glaukos Corp. (a)	17,615	1,896,431
Haemonetics Corp. (a)	14,850	836,946
ICU Medical, Inc. (a)	7,857	1,014,732
Inogen, Inc. (a)	582	3,597
Integer Holdings Corp. (a)	11,212	986,656
Integra LifeSciences Holdings Corp. (a) (b)	20,797	195,908
iRadimed Corp.	2,525	243,057
IRhythm Holdings, Inc. (a)	10,074	1,188,933
Kestra Medical Technologies Ltd. (a)	8,716	173,710
KORU Medical Systems, Inc. (a)	14,230	61,474
Lantheus Holdings, Inc. (a)	20,635	1,565,165
LeMaitre Vascular, Inc.	6,751	737,007
LivaNova PLC (a)	17,720	1,126,283
Merit Medical Systems, Inc. (a)	18,474	1,273,413
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Neogen Corp. (a)	69,230	$643,147
NeuroPace, Inc. (a)	9,229	121,361
Novocure Ltd. (a)	33,137	361,193
Omnicell, Inc. (a)	15,348	512,316
OraSure Technologies, Inc. (a)	22,856	68,568
Orthofix Medical, Inc. (a)	12,737	146,093
OrthoPediatrics Corp. (a)	5,617	89,142
PROCEPT BioRobotics Corp. (a) (b)	17,638	441,126
Pulse Biosciences, Inc. (a) (b)	5,792	125,049
QuidelOrtho Corp. (a) (b)	22,459	369,001
RxSight, Inc. (a)	12,974	79,920
SANUWAVE Health, Inc. (a) (b)	2,710	46,856
Shoulder Innovations, Inc. (a)	3,612	52,482
SI-BONE, Inc. (a)	14,641	184,916
Sight Sciences, Inc. (a)	8,715	32,856
STAAR Surgical Co. (a)	10,957	204,896
Strive, Inc. - Class A (a) (b)	16,926	169,599
Tactile Systems Technology, Inc. (a)	7,825	204,467
Tandem Diabetes Care, Inc. (a)	23,352	447,658
TransMedics Group, Inc. (a)	10,586	1,052,354
UFP Technologies, Inc. (a)	2,477	479,547
Utah Medical Products, Inc.	1,293	80,153
Varex Imaging Corp. (a)	13,504	143,277
		21,789,014
Health Care Providers & Services — 3.0%
Accendra Health, Inc. (a) (b)	25,220	57,502
AdaptHealth Corp. (a)	28,891	343,803
Addus HomeCare Corp. (a)	5,686	532,494
agilon health, Inc. (a)	4,230	33,459
Alignment Healthcare, Inc. (a)	61,878	1,090,290
AMN Healthcare Services, Inc. (a)	12,575	230,625
Ardent Health, Inc. (a)	8,193	70,132
Astrana Health, Inc. (a) (b)	13,336	326,999
Aveanna Healthcare Holdings, Inc. (a)	16,589	106,833
BrightSpring Health Services, Inc. (a)	40,781	1,737,678
Brookdale Senior Living, Inc. (a)	75,663	1,035,070
Castle Biosciences, Inc. (a)	9,449	231,973
Clover Health Investments Corp. (a) (b)	131,478	231,401
Community Health Systems, Inc. (a)	27,234	80,068
Concentra Group Holdings Parent, Inc.	37,050	794,722
CorVel Corp. (a)	9,864	539,068
Cross Country Healthcare, Inc. (a)	5,253	49,378
Enhabit, Inc. (a)	16,694	235,218
Ensign Group, Inc.	17,725	3,571,587
Fulgent Genetics, Inc. (a)	7,417	117,930
GeneDx Holdings Corp. (a)	6,434	413,191
Guardant Health, Inc. (a)	39,456	3,644,551
Guardian Pharmacy Services, Inc. - Class A (a)	7,026	264,599
HealthEquity, Inc. (a)	26,607	2,223,547
Hims & Hers Health, Inc. (a) (b)	64,701	1,343,193
Innovage Holding Corp. (a)	6,984	56,012
LifeStance Health Group, Inc. (a)	47,639	303,460
Lumexa Imaging Holdings, Inc. (a)	8,381	72,077
Nano-X Imaging Ltd. (a) (b)	24,017	54,519
National HealthCare Corp.	4,154	663,394
BHFTII-216

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
National Research Corp.	3,977	$67,529
NeoGenomics, Inc. (a)	36,310	269,420
Nutex Health, Inc. (a) (b)	1,674	159,097
Omada Health, Inc. (a)	10,831	136,146
Oncology Institute, Inc. (a)	11,109	34,105
OPKO Health, Inc. (a) (b)	131,969	150,445
Option Care Health, Inc. (a)	51,880	1,396,610
PACS Group, Inc. (a)	14,772	474,477
Pediatrix Medical Group, Inc. (a)	28,999	620,289
Pennant Group, Inc. (a)	11,790	359,359
Privia Health Group, Inc. (a)	36,910	759,239
Progyny, Inc. (a)	24,353	413,514
RadNet, Inc. (a)	21,568	1,205,435
Select Medical Holdings Corp.	35,024	570,541
Sonida Senior Living, Inc. (a) (b)	2,068	66,693
Strata Critical Medical, Inc. (a) (b)	12,651	52,881
Surgery Partners, Inc. (a) (b)	27,716	330,375
Talkspace, Inc. (a)	45,959	237,838
U.S. Physical Therapy, Inc.	4,789	358,983
Viemed Healthcare, Inc. (a)	11,408	105,068
		28,222,817
Health Care REITs — 1.0%
American Healthcare REIT, Inc. (b)	56,456	2,662,465
CareTrust REIT, Inc. (b)	70,956	2,600,537
Chiron Real Estate, Inc.	4,521	149,555
Community Healthcare Trust, Inc.	8,914	141,643
Diversified Healthcare Trust	69,586	462,051
LTC Properties, Inc.	15,062	559,704
National Health Investors, Inc.	14,772	1,194,464
Sabra Health Care REIT, Inc. (b)	78,702	1,513,440
Sila Realty Trust, Inc.	18,233	431,757
Universal Health Realty Income Trust	4,263	172,524
		9,888,140
Health Care Technology — 0.2%
Claritev Corp. (a) (b)	2,919	47,697
Evolent Health, Inc. - Class A (a)	21,483	48,981
HealthStream, Inc.	8,897	184,257
HeartFlow, Inc. (a) (b)	6,506	158,291
LifeMD, Inc. (a)	13,749	49,634
Phreesia, Inc. (a)	20,093	168,379
Schrodinger, Inc. (a)	19,989	227,075
Simulations Plus, Inc. (a)	5,451	64,431
Teladoc Health, Inc. (a) (b)	49,593	270,282
Waystar Holding Corp. (a)	36,357	876,567
		2,095,594
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	68,970	793,845
Chatham Lodging Trust	9,538	75,064
DiamondRock Hospitality Co.	59,880	561,076
Pebblebrook Hotel Trust (b)	34,960	441,545
RLJ Lodging Trust (b)	37,238	276,306
Ryman Hospitality Properties, Inc.	19,440	1,793,729
Service Properties Trust	50,749	68,765
Security Description	Shares	Value
Hotel & Resort REITs—(Continued)
Summit Hotel Properties, Inc.	34,184	$151,093
Sunstone Hotel Investors, Inc.	57,659	519,507
Xenia Hotels & Resorts, Inc.	29,748	441,163
		5,122,093
Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc. (a)	12,716	138,732
Biglari Holdings, Inc. - Class B (a)	274	90,308
BJ's Restaurants, Inc. (a)	6,493	227,904
Black Rock Coffee Bar, Inc. - Class A (a) (b)	5,583	72,132
Bloomin' Brands, Inc.	27,306	147,452
Brightstar Lottery PLC (b)	30,573	389,500
Brinker International, Inc. (a)	13,713	1,957,805
Cheesecake Factory, Inc. (b)	14,666	802,964
Cracker Barrel Old Country Store, Inc. (b)	7,974	224,149
Dave & Buster's Entertainment, Inc. (a)	6,403	69,344
Dine Brands Global, Inc.	5,258	137,970
El Pollo Loco Holdings, Inc. (a)	9,465	131,185
First Watch Restaurant Group, Inc. (a)	18,192	190,652
Genius Sports Ltd. (a)	64,966	287,799
Global Business Travel Group I (a) (b)	34,909	194,792
Golden Entertainment, Inc. (b)	7,102	189,552
Hilton Grand Vacations, Inc. (a)	19,824	775,515
Inspired Entertainment, Inc. (a)	1,780	12,691
Jack in the Box, Inc. (a)	2,513	24,301
Krispy Kreme, Inc. (b)	25,691	87,093
Kura Sushi USA, Inc. - Class A (a) (b)	2,410	168,194
Life Time Group Holdings, Inc. (a)	49,253	1,326,876
Lindblad Expeditions Holdings, Inc. (a)	12,510	216,423
Marriott Vacations Worldwide Corp.	8,852	576,442
Monarch Casino & Resort, Inc.	4,205	401,998
Nathan's Famous, Inc.	956	96,298
Navan, Inc. - Class A (a) (b)	12,566	166,374
Papa John's International, Inc. (b)	10,960	355,214
Portillo's, Inc. - Class A (a)	14,665	77,578
Pursuit Attractions & Hospitality, Inc. (a)	7,380	270,329
RCI Hospitality Holdings, Inc.	2,918	66,560
Red Rock Resorts, Inc. - Class A (b)	15,210	811,606
Rush Street Interactive, Inc. (a)	29,671	645,344
Sabre Corp. (a) (b)	118,566	171,921
Serve Robotics, Inc. (a) (b)	20,867	176,117
Shake Shack, Inc. - Class A (a)	12,313	1,089,331
Six Flags Entertainment Corp. (a) (b)	30,537	542,032
Super Group SGHC Ltd.	53,228	574,862
Sweetgreen, Inc. - Class A (a) (b)	33,544	174,093
Target Hospitality Corp. (a)	5,704	52,933
United Parks & Resorts, Inc. (a)	9,762	318,827
Xponential Fitness, Inc. - Class A (a) (b)	8,434	50,773
		14,481,965
Household Durables — 1.5%
Beazer Homes USA, Inc. (a) (b)	8,776	168,850
Cavco Industries, Inc. (a)	2,506	1,213,631
Century Communities, Inc. (b)	8,536	489,796
Champion Homes, Inc. (a)	17,689	1,315,531
Cricut, Inc. - Class A	5,467	20,446
BHFTII-217

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables—(Continued)
Dream Finders Homes, Inc. - Class A (a) (b)	10,204	$142,040
Ethan Allen Interiors, Inc. (b)	7,632	169,888
Flexsteel Industries, Inc.	1,222	54,917
Green Brick Partners, Inc. (a)	9,800	631,610
Helen of Troy Ltd. (a)	5,176	74,638
Hovnanian Enterprises, Inc. - Class A (a)	1,795	199,083
Installed Building Products, Inc. (b)	7,329	1,943,284
KB Home (b)	19,518	1,010,056
La-Z-Boy, Inc.	13,803	443,628
Legacy Housing Corp. (a)	4,120	84,172
Leggett & Platt, Inc.	42,528	420,177
LGI Homes, Inc. (a)	6,300	249,039
M/I Homes, Inc. (a)	8,125	994,906
Meritage Homes Corp. (c)	21,344	1,319,913
Sonos, Inc. (a)	41,074	550,392
Taylor Morrison Home Corp. (a)	30,358	1,768,050
Tri Pointe Homes, Inc. (a)	26,831	1,253,813
		14,517,860
Household Products — 0.3%
Central Garden & Pet Co. (Voting Shares) (a)	3,370	123,915
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	15,771	511,296
Energizer Holdings, Inc.	20,542	337,300
Oil-Dri Corp. of America	3,318	215,969
Spectrum Brands Holdings, Inc.	7,519	554,150
WD-40 Co.	4,229	862,462
		2,605,092
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co. (a)	11,235	182,906
Ormat Technologies, Inc.	19,266	2,156,251
		2,339,157
Industrial Conglomerates — 0.0%
Brookfield Business Corp. - Class A (b)	7,798	246,729
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	10,238	58,152
Innovative Industrial Properties, Inc.	9,201	461,522
LXP Industrial Trust	18,881	873,435
One Liberty Properties, Inc.	6,069	130,241
Terreno Realty Corp.	32,295	1,983,559
		3,506,909
Insurance — 1.8%
Abacus Global Management, Inc. (b)	14,245	112,251
American Coastal Insurance Corp. - Class C	4,051	45,574
American Integrity Insurance Group, Inc.	3,088	59,537
AMERISAFE, Inc.	6,840	227,977
Ategrity Specialty Holdings LLC (a)	3,135	61,979
Baldwin Insurance Group, Inc. (a) (b)	30,295	664,672
Bowhead Specialty Holdings, Inc. (a)	5,692	127,672
Citizens, Inc. (a) (b)	14,837	74,630
CNO Financial Group, Inc.	29,802	1,223,670
Crawford & Co. - Class A	577	5,753
Donegal Group, Inc. - Class A	5,184	89,061
Security Description	Shares	Value
Insurance—(Continued)
Employers Holdings, Inc.	7,312	$300,816
F&G Annuities & Life, Inc.	12,962	328,198
Fidelis Insurance Holdings Ltd.	18,454	352,656
Genworth Financial, Inc. (a)	123,398	1,001,992
Goosehead Insurance, Inc. - Class A (a) (b)	7,950	339,147
Greenlight Capital Re Ltd. - Class A (a)	8,664	149,800
Hamilton Insurance Group Ltd. - Class B	14,779	440,858
HCI Group, Inc.	3,512	542,990
Heritage Insurance Holdings, Inc. (a)	7,545	198,056
Hippo Holdings, Inc. (a)	6,463	168,426
Horace Mann Educators Corp.	13,684	584,033
Investors Title Co.	451	98,020
James River Group Holdings, Inc.	12,041	75,858
Kingstone Cos., Inc.	3,807	55,468
Kingsway Financial Services, Inc. (a)	2,770	28,891
Lemonade, Inc. (a)	19,671	1,232,978
MBIA, Inc. (a)	14,879	87,935
Mercury General Corp.	8,511	750,245
Octave Specialty Group, Inc. (a)	4,296	19,976
Oscar Health, Inc. - Class A (a)	64,524	740,090
Palomar Holdings, Inc. (a)	8,271	988,384
ProAssurance Corp. (a)	16,342	403,974
Root, Inc. - Class A (a)	3,876	171,203
Safety Insurance Group, Inc.	4,673	339,447
Selective Insurance Group, Inc.	19,002	1,432,561
SiriusPoint Ltd. (a)	34,000	732,360
Skyward Specialty Insurance Group, Inc. (a)	12,457	544,122
Slide Insurance Holdings, Inc. (a) (b)	22,562	406,116
Stewart Information Services Corp.	9,524	586,488
Tiptree, Inc.	7,591	128,440
Trupanion, Inc. (a)	12,099	309,855
United Fire Group, Inc.	7,040	260,902
Universal Insurance Holdings, Inc.	9,237	315,536
		16,808,597
Interactive Media & Services — 0.4%
Angi, Inc. (a)	6,060	41,511
Bumble, Inc. - Class A (a)	13,198	43,025
Cargurus, Inc. (a)	24,980	850,569
Cars.com, Inc. (a)	12,010	97,521
EverQuote, Inc. - Class A (a)	9,942	153,306
fuboTV, Inc. - Class A (a) (b)	9,788	92,594
Grindr, Inc. (a)	12,273	148,381
MediaAlpha, Inc. - Class A (a)	13,769	128,052
Nextdoor Holdings, Inc. (a)	73,481	102,873
QuinStreet, Inc. (a)	14,400	172,944
Rumble, Inc. (a) (b)	26,904	137,210
Shutterstock, Inc.	9,001	149,507
TripAdvisor, Inc. (a)	33,700	359,242
Webtoon Entertainment, Inc. (a) (b)	6,543	60,130
Yelp, Inc. (a)	18,716	463,034
Ziff Davis, Inc. (a)	12,409	520,682
		3,520,581
IT Services — 0.7%
Applied Digital Corp. (a) (b)	75,142	1,783,871
BHFTII-218

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
ASGN, Inc. (a) (c)	13,058	$505,475
Backblaze, Inc. - Class A (a)	6,487	22,380
BigBear.ai Holdings, Inc. (a) (b)	129,669	456,435
Commerce.com, Inc. - Series 1 (a)	21,995	58,727
DigitalOcean Holdings, Inc. (a) (b)	24,079	2,065,497
Fastly, Inc. - Class A (a)	45,508	1,322,462
Grid Dynamics Holdings, Inc. (a)	14,256	81,259
Hackett Group, Inc.	5,061	65,844
Rackspace Technology, Inc. (a) (b)	28,426	27,852
TSS, Inc. (a)	6,787	88,299
Unisys Corp. (a)	22,154	45,859
VTEX - Class A (a)	18,316	73,264
Whitefiber, Inc. (a)	3,963	47,199
		6,644,423
Leisure Products — 0.4%
Acushnet Holdings Corp.	8,918	833,655
Callaway Golf Co. (a)	41,964	582,460
Escalade, Inc.	3,493	59,975
JAKKS Pacific, Inc.	2,462	49,043
Johnson Outdoors, Inc. - Class A	1,983	92,229
Latham Group, Inc. (a)	13,676	73,440
Malibu Boats, Inc. - Class A (a)	6,654	172,472
MasterCraft Boat Holdings, Inc. (a)	5,358	109,893
Peloton Interactive, Inc. - Class A (a)	117,846	505,559
Polaris, Inc. (b)	16,759	913,365
Smith & Wesson Brands, Inc.	14,342	205,521
Sturm Ruger & Co., Inc.	4,519	181,167
		3,778,779
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc. - Class A (a)	38,134	809,585
Adaptive Biotechnologies Corp. (a)	49,472	686,672
Azenta, Inc. (a) (b)	13,077	276,317
BioLife Solutions, Inc. (a)	13,116	250,253
CryoPort, Inc. (a)	15,715	130,120
Cytek Biosciences, Inc. (a)	38,207	166,965
Fortrea Holdings, Inc. (a)	30,646	288,685
Ginkgo Bioworks Holdings, Inc. (a) (b)	14,192	86,997
Maravai LifeSciences Holdings, Inc. - Class A (a)	36,087	102,126
Mesa Laboratories, Inc.	1,730	152,967
OmniAb, Inc. (a)	37,781	59,316
OmniAb, Inc. (a) (b) (d) (e)	4,218	0
Pacific Biosciences of California, Inc. (a) (b)	89,026	117,514
Personalis, Inc. (a) (b)	16,186	103,105
Quanterix Corp. (a)	13,742	48,372
Quantum-Si, Inc. (a) (b)	58,941	45,620
Standard BioTools, Inc. (a) (b)	23,986	22,050
		3,346,664
Machinery — 3.8%
3D Systems Corp. (a) (b)	45,954	86,394
Aebi Schmidt Holding AG	13,460	130,697
Alamo Group, Inc.	3,383	558,094
Albany International Corp. - Class A	9,394	490,461
Alliance Laundry Holdings, Inc. (a) (b)	14,475	300,211
Security Description	Shares	Value
Machinery—(Continued)
Astec Industries, Inc.	7,261	$390,932
Atmus Filtration Technologies, Inc.	26,048	1,478,745
Blue Bird Corp. (a)	9,884	561,312
CECO Environmental Corp. (a)	9,235	550,221
Chart Industries, Inc. (a)	14,276	2,951,563
Columbus McKinnon Corp.	6,396	92,934
Douglas Dynamics, Inc.	7,665	322,620
Energy Recovery, Inc. (a)	16,575	166,910
Enerpac Tool Group Corp. (b)	16,817	613,316
Enpro, Inc. (b)	6,675	1,673,089
ESCO Technologies, Inc.	8,207	2,309,204
Federal Signal Corp.	18,966	2,050,983
Franklin Electric Co., Inc.	12,611	1,162,356
Gorman-Rupp Co.	6,542	406,454
Graham Corp. (a) (b)	3,388	267,381
Greenbrier Cos., Inc.	9,962	524,499
Helios Technologies, Inc.	10,998	711,681
Hillman Solutions Corp. (a)	65,332	543,562
Hyster-Yale, Inc.	3,736	121,457
JBT Marel Corp.	16,492	2,108,832
Kadant, Inc.	3,724	1,088,711
Kennametal, Inc.	24,350	879,765
L.B. Foster Co. - Class A (a)	3,370	94,023
Lindsay Corp.	3,503	417,102
Luxfer Holdings PLC	8,672	105,625
Manitowoc Co., Inc. (a) (b)	7,491	87,270
Mayville Engineering Co., Inc. (a)	5,214	93,591
Microvast Holdings, Inc. (a) (b)	59,157	88,736
Miller Industries, Inc.	4,021	183,157
Mueller Water Products, Inc. - Class A	49,340	1,356,357
Palladyne AI Corp. (a) (b)	10,333	62,721
Park-Ohio Holdings Corp.	2,839	68,250
Proto Labs, Inc. (a)	8,021	457,357
Richtech Robotics, Inc. - Class B (a) (b)	31,685	66,222
SPX Technologies, Inc. (a)	15,219	3,042,887
Standex International Corp. (b)	3,787	965,155
Tennant Co.	6,159	408,958
Terex Corp.	35,383	2,091,135
Titan International, Inc. (a)	15,681	108,356
Trinity Industries, Inc.	25,891	833,172
Wabash National Corp.	12,759	109,983
Watts Water Technologies, Inc. - Class A	8,670	2,516,814
Worthington Enterprises, Inc.	10,474	546,114
		36,245,369
Marine Transportation — 0.2%
Costamare, Inc.	13,997	236,549
Genco Shipping & Trading Ltd.	10,084	227,394
Himalaya Shipping Ltd. (a)	10,455	139,052
Matson, Inc.	9,740	1,596,776
Pangaea Logistics Solutions Ltd.	9,765	69,136
Safe Bulkers, Inc.	16,607	105,122
		2,374,029
Media — 0.9%
AMC Networks, Inc. - Class A (a)	3,632	24,661
BHFTII-219

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media—(Continued)
Boston Omaha Corp. - Class A (a) (b)	7,648	$89,329
Cable One, Inc. (a)	1,743	158,979
EchoStar Corp. - Class A (a) (b)	42,783	5,008,606
Entravision Communications Corp. - Class A	21,162	62,851
EW Scripps Co. - Class A (a) (b)	7,918	29,455
Gray Media, Inc.	28,784	124,922
Ibotta, Inc. - Class A (a) (b)	3,683	110,379
iHeartMedia, Inc. - Class A (a)	40,129	117,177
John Wiley & Sons, Inc. - Class A	13,282	506,044
Magnite, Inc. (a)	45,291	538,057
National CineMedia, Inc. (b)	22,314	68,058
Newsmax, Inc. (a) (b)	16,068	83,875
Nexxen International Ltd. (a) (b)	12,059	78,625
Optimum Communications, Inc. - Class A (a) (b)	85,829	111,578
PubMatic, Inc. - Class A (a) (b)	14,669	119,992
Scholastic Corp. (b)	6,651	259,788
Sinclair, Inc. (b)	9,321	120,614
Stagwell, Inc. (a) (b)	35,116	220,880
USA TODAY Co., Inc. (a)	45,203	318,681
		8,152,551
Metals & Mining — 2.7%
Alpha Metallurgical Resources, Inc. (a)	3,648	748,825
American Battery Technology Co. (a) (b)	38,284	106,812
Caledonia Mining Corp. PLC	5,467	123,499
Century Aluminum Co. (a)	18,007	1,056,831
Coeur Mining, Inc. (a) (b)	322,240	6,048,445
Commercial Metals Co.	35,183	2,161,292
Compass Minerals International, Inc. (a) (b)	11,696	273,102
Constellium SE (a)	44,734	1,099,562
Contango Silver & Gold, Inc. (a) (b)	6,515	122,156
Critical Metals Corp. (a) (b)	18,949	150,455
Dakota Gold Corp. (a)	29,232	147,622
Ferroglobe PLC	38,717	159,514
Hecla Mining Co. (b)	200,685	3,738,762
Idaho Strategic Resources, Inc. (a)	4,989	160,247
Ivanhoe Electric, Inc. (a)	34,977	413,428
Kaiser Aluminum Corp.	5,295	638,100
Materion Corp.	6,618	957,294
Metallus, Inc. (a)	11,152	182,224
NioCorp Developments Ltd. (a) (b)	35,870	159,980
Novagold Resources, Inc. (a)	89,125	800,342
Perpetua Resources Corp. (a) (b)	27,797	781,652
Ramaco Resources, Inc. - Class A (a) (b)	13,642	210,905
Ryerson Holding Corp.	14,675	329,894
SSR Mining, Inc. (a)	64,402	1,893,419
SunCoke Energy, Inc.	20,367	132,589
Tredegar Corp. (a)	3,413	27,133
U.S. Antimony Corp. (a) (b)	34,591	301,979
U.S. Gold Corp. (a)	4,725	71,773
USA Rare Earth, Inc. (a) (b)	58,368	883,400
Vox Royalty Corp.	20,497	107,404
Warrior Met Coal, Inc.	16,417	1,529,244
Worthington Steel, Inc.	11,781	357,553
		25,875,437
Security Description	Shares	Value
Mortgage Real Estate Investment Trusts — 0.8%
Adamas Trust, Inc.	27,158	$199,883
Apollo Commercial Real Estate Finance, Inc.	39,691	419,137
Arbor Realty Trust, Inc. (b)	57,404	442,585
ARES Commercial Real Estate Corp. (b)	17,232	82,714
ARMOUR Residential REIT, Inc. (b)	35,754	596,377
Blackstone Mortgage Trust, Inc. - Class A (b)	51,520	986,608
BrightSpire Capital, Inc.	41,148	230,429
Chicago Atlantic Real Estate Finance, Inc.	5,740	64,977
Chimera Investment Corp.	25,288	317,364
Claros Mortgage Trust, Inc. (a) (b)	10,969	26,106
Dynex Capital, Inc. (b)	63,189	806,292
Ellington Financial, Inc.	38,653	458,038
Franklin BSP Realty Trust, Inc. (b)	27,121	230,257
Invesco Mortgage Capital, Inc. (b)	17,879	144,462
KKR Real Estate Finance Trust, Inc.	11,279	69,027
Ladder Capital Corp.	32,676	319,244
MFA Financial, Inc.	32,743	313,678
Orchid Island Capital, Inc. (b)	58,795	413,329
PennyMac Mortgage Investment Trust	24,545	286,195
Ready Capital Corp. (b)	6,300	10,206
Redwood Trust, Inc. (b)	40,402	226,655
Seven Hills Realty Trust	8,022	65,941
TPG Mortgage Investment Trust, Inc.	9,364	68,451
TPG RE Finance Trust, Inc.	16,397	128,061
Two Harbors Investment Corp.	29,275	334,320
		7,240,336
Multi-Utilities — 0.4%
Avista Corp.	25,675	1,030,595
Black Hills Corp.	23,850	1,655,428
Northwestern Energy Group, Inc.	19,469	1,283,786
Unitil Corp.	5,731	299,387
		4,269,196
Office REITs — 0.4%
Brandywine Realty Trust	55,221	149,649
COPT Defense Properties	36,101	1,104,691
Douglas Emmett, Inc. (b)	49,494	466,234
Easterly Government Properties, Inc.	13,938	298,691
Empire State Realty Trust, Inc. - Class A (b)	36,809	191,407
Hudson Pacific Properties, Inc. (a) (b)	8,569	50,643
JBG SMITH Properties (b)	21,817	318,746
NET Lease Office Properties	5,003	57,635
Peakstone Realty Trust	12,370	258,409
Piedmont Realty Trust, Inc. - Class A (a)	39,588	260,093
Postal Realty Trust, Inc. - Class A	7,808	144,916
SL Green Realty Corp. (b)	23,163	855,641
		4,156,755
Oil, Gas & Consumable Fuels — 4.0%
Ardmore Shipping Corp.	10,132	154,513
BKV Corp. (a)	7,460	212,759
California Resources Corp.	23,180	1,604,520
Calumet, Inc. (a) (b)	22,673	813,961
Centrus Energy Corp. - Class A (a) (b)	5,260	913,083
Clean Energy Fuels Corp. (a)	55,935	138,719
BHFTII-220

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
CNX Resources Corp. (a)	43,504	$1,677,079
Comstock Resources, Inc. (a)	24,559	517,704
Core Natural Resources, Inc.	16,089	1,685,001
Crescent Energy Co. - Class A	81,562	1,101,087
CVR Energy, Inc. (a)	10,391	349,657
Delek U.S. Holdings, Inc.	19,230	866,696
DHT Holdings, Inc.	41,442	757,145
Diversified Energy Co.	20,180	351,939
Dorian LPG Ltd.	11,716	400,687
Encore Energy Corp. (a) (b)	63,287	113,917
Energy Fuels, Inc. (a) (b)	74,392	1,357,654
Excelerate Energy, Inc. - Class A	8,493	283,836
FLEX LNG Ltd. (a) (b)	11,155	331,415
Gevo, Inc. (a) (b)	74,816	204,248
Golar LNG Ltd.	30,813	1,667,291
Granite Ridge Resources, Inc. (b)	10,113	59,363
Green Plains, Inc. (a) (b)	22,076	363,150
Gulfport Energy Corp. (a)	5,042	1,066,736
HighPeak Energy, Inc.	7,742	53,420
Infinity Natural Resources, Inc. - Class A (a)	4,799	84,510
International Seaways, Inc.	12,716	926,742
Kinetik Holdings, Inc. (b)	14,659	709,642
Kolibri Global Energy, Inc. (a)	10,410	57,151
Kosmos Energy Ltd. (a) (b)	139,783	388,597
Lightbridge Corp. (a) (b)	9,132	97,347
Magnolia Oil & Gas Corp. - Class A (b)	57,151	1,804,257
Murphy Oil Corp.	42,686	1,760,798
NACCO Industries, Inc. - Class A	1,471	76,448
Navigator Holdings Ltd.	8,398	162,333
New Fortress Energy, Inc. (a) (b)	60,805	35,875
NextDecade Corp. (a) (b)	55,609	425,965
Nordic American Tankers Ltd.	65,117	381,586
Northern Oil & Gas, Inc.	31,231	912,882
Par Pacific Holdings, Inc. (a)	15,618	978,312
PBF Energy, Inc. - Class A	26,480	1,260,978
Peabody Energy Corp.	38,647	1,273,419
REX American Resources Corp. (a)	9,108	415,052
Riley Exploration Permian, Inc.	4,955	180,610
Sable Offshore Corp. (a) (b)	39,540	653,201
SandRidge Energy, Inc.	9,767	159,300
Scorpio Tankers, Inc.	14,272	1,065,548
SFL Corp. Ltd.	35,144	379,204
SM Energy Co.	80,035	2,495,491
Summit Midstream Corp. (a)	3,808	115,154
Talos Energy, Inc. (a)	39,393	620,834
Teekay Corp. Ltd.	17,006	207,643
Teekay Tankers Ltd. - Class A	7,763	569,183
Uranium Energy Corp. (a) (b)	150,811	2,035,948
VAALCO Energy, Inc.	33,072	209,676
Viper Energy, Inc. - Class A	1	47
Vitesse Energy, Inc. (b)	10,875	197,490
W&T Offshore, Inc.	32,101	109,464
World Kinect Corp. (b)	17,192	396,619
		38,192,886
Security Description	Shares	Value
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (a)	5,381	$77,379
Magnera Corp. (a)	10,599	100,796
Sylvamo Corp.	10,411	439,761
		617,936
Passenger Airlines — 0.4%
Allegiant Travel Co. (a)	4,799	388,911
Frontier Group Holdings, Inc. (a)	4,873	17,202
JetBlue Airways Corp. (a)	94,268	416,664
Joby Aviation, Inc. (a) (b)	185,211	1,529,843
SkyWest, Inc. (a)	13,148	1,207,381
Sun Country Airlines Holdings, Inc. (a)	18,930	312,724
		3,872,725
Personal Care Products — 0.2%
Edgewell Personal Care Co.	13,913	296,903
Herbalife Ltd. (a)	32,552	479,165
Honest Co., Inc. (a)	31,674	93,122
Interparfums, Inc.	5,954	540,861
Nature's Sunshine Products, Inc. (a)	6,239	149,674
Nu Skin Enterprises, Inc. - Class A	15,818	115,155
Olaplex Holdings, Inc. (a) (b)	48,226	97,899
USANA Health Sciences, Inc. (a)	3,610	63,067
		1,835,846
Personal Care Products — 0.0%
Niagen Bioscience, Inc. (a)	17,532	77,316
Pharmaceuticals — 2.4%
Aclaris Therapeutics, Inc. (a)	29,643	111,161
Alumis, Inc. (a)	21,798	480,210
Amneal Pharmaceuticals, Inc. (a)	46,080	572,774
Amphastar Pharmaceuticals, Inc. (a)	11,871	232,553
Amylyx Pharmaceuticals, Inc. (a)	29,276	406,936
ANI Pharmaceuticals, Inc. (a)	6,205	477,165
Aquestive Therapeutics, Inc. (a) (b)	22,879	94,948
Arvinas, Inc. (a)	18,191	192,825
Atea Pharmaceuticals, Inc. (a) (b)	22,900	123,202
Axsome Therapeutics, Inc. (a)	13,080	2,210,782
BioAge Labs, Inc. (a)	9,770	170,877
Collegium Pharmaceutical, Inc. (a)	10,622	351,270
CorMedix, Inc. (a) (b)	24,622	167,183
Crinetics Pharmaceuticals, Inc. (a) (b)	31,759	1,153,487
Definium Therapeutics, Inc. (a)	31,000	585,900
Edgewise Therapeutics, Inc. (a)	22,579	711,239
Enliven Therapeutics, Inc. (a)	12,502	490,078
Esperion Therapeutics, Inc. (a)	58,177	159,405
Eton Pharmaceuticals, Inc. (a)	9,379	231,474
Evolus, Inc. (a)	7,670	31,524
EyePoint, Inc. (a)	24,644	317,661
Fulcrum Therapeutics, Inc. (a)	19,248	147,632
Harmony Biosciences Holdings, Inc. (a)	14,622	409,562
Harrow, Inc. (a) (b)	11,055	389,799
Indivior Pharmaceuticals, Inc. (a)	39,504	1,204,082
Innoviva, Inc. (a)	22,731	529,632
Journey Medical Corp. (a)	7,215	33,838
BHFTII-221

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Pharmaceuticals—(Continued)
LB Pharmaceuticals, Inc. (a) (b)	6,547	$161,449
LENZ Therapeutics, Inc. (a) (b)	5,451	49,877
Ligand Pharmaceuticals, Inc. (a) (b)	6,090	1,215,869
Liquidia Corp. (a) (b)	21,765	821,411
Maze Therapeutics, Inc. (a)	8,440	251,934
MBX Biosciences, Inc. (a) (b)	9,444	281,903
MediWound Ltd. (a) (b)	3,483	56,111
Nuvation Bio, Inc. (a)	72,553	311,252
Ocular Therapeutix, Inc. (a)	55,110	466,782
Omeros Corp. (a) (b)	21,621	228,318
Pacira BioSciences, Inc. (a) (b)	14,581	329,531
Phathom Pharmaceuticals, Inc. (a)	15,814	175,694
Phibro Animal Health Corp. - Class A	6,746	373,121
Prestige Consumer Healthcare, Inc. (a)	15,182	899,837
Rapport Therapeutics, Inc. (a) (b)	9,431	295,096
Scilex Holding Co. (a)	627	4,176
Septerna, Inc. (a) (b)	8,261	198,512
SIGA Technologies, Inc.	4,261	22,796
Supernus Pharmaceuticals, Inc. (a)	18,296	945,720
Tarsus Pharmaceuticals, Inc. (a)	12,660	888,099
Terns Pharmaceuticals, Inc. (a)	30,305	1,597,680
Theravance Biopharma, Inc. (a)	12,613	204,709
Third Harmonic Bio, Inc. (a) (d) (e)	10,177	0
Trevi Therapeutics, Inc. (a)	29,636	353,557
WaVe Life Sciences Ltd. (a)	44,263	320,907
Xeris Biopharma Holdings, Inc. (a)	41,679	241,738
Zevra Therapeutics, Inc. (a)	13,560	126,379
		22,809,657
Professional Services — 1.4%
Alight, Inc. - Class A	75,654	44,083
Asure Software, Inc. (a)	2,968	25,525
Barrett Business Services, Inc.	7,601	221,797
BlackSky Technology, Inc. (a) (b)	11,134	280,131
CBIZ, Inc. (a) (b)	16,245	436,178
CRA International, Inc.	2,120	343,186
CSG Systems International, Inc.	8,640	690,682
Exponent, Inc.	15,792	1,030,428
First Advantage Corp. (a) (b)	28,836	339,111
Huron Consulting Group, Inc. (a) (b)	5,277	672,765
IBEX Holdings Ltd. (a)	3,785	101,514
ICF International, Inc.	6,190	404,145
Innodata, Inc. (a) (b)	10,301	397,825
Insperity, Inc.	11,759	317,963
Kelly Services, Inc. - Class A	4,729	41,852
Kforce, Inc.	5,889	172,194
Korn Ferry (b)	17,107	1,076,886
Legalzoom.com, Inc. (a)	41,824	237,142
Maximus, Inc.	17,237	1,104,892
Mistras Group, Inc. (a)	969	14,322
Planet Labs PBC (a) (b)	85,627	2,393,275
Resolute Holdings Management, Inc. (a) (b)	1,437	233,225
Spire Global, Inc. (a) (b)	9,711	122,164
TIC Solutions, Inc. (a) (b)	65,326	429,845
TriNet Group, Inc.	10,058	366,413
Upwork, Inc. (a)	37,984	416,305
Security Description	Shares	Value
Professional Services—(Continued)
Verra Mobility Corp. (a)	49,718	$710,470
Willdan Group, Inc. (a)	4,552	348,501
		12,972,819
Real Estate Management & Development — 0.6%
Compass, Inc. - Class A (a)	206,731	1,511,204
Cushman & Wakefield Ltd. (a)	71,555	877,264
eXp World Holdings, Inc. (b)	28,664	171,697
Forestar Group, Inc. (a)	6,691	163,528
FRP Holdings, Inc. (a)	3,798	83,100
Kennedy-Wilson Holdings, Inc.	38,391	415,391
Marcus & Millichap, Inc.	8,432	224,207
Newmark Group, Inc. - Class A	48,160	721,919
Real Brokerage, Inc. (a)	25,368	63,420
RMR Group, Inc. - Class A	4,666	72,183
Seaport Entertainment Group, Inc. (a) (b)	3,029	65,063
St. Joe Co.	12,046	756,489
Stratus Properties, Inc. (a)	2,264	69,097
Tejon Ranch Co. (a)	6,848	129,016
		5,323,578
Residential REITs — 0.3%
BRT Apartments Corp.	3,996	53,306
Centerspace	5,124	294,374
Independence Realty Trust, Inc.	77,068	1,147,542
NexPoint Residential Trust, Inc.	6,964	174,100
UMH Properties, Inc.	23,055	332,684
Veris Residential, Inc.	25,179	475,128
		2,477,134
Retail REITs — 1.2%
Acadia Realty Trust (b)	40,236	769,312
Alexander's, Inc. (b)	759	179,276
CBL & Associates Properties, Inc.	5,586	214,670
Curbline Properties Corp.	32,459	837,117
FrontView REIT, Inc.	7,089	109,667
Getty Realty Corp.	17,066	542,699
InvenTrust Properties Corp.	26,020	792,569
Kite Realty Group Trust (b)	68,704	1,686,683
Macerich Co. (b)	80,523	1,521,885
NETSTREIT Corp. (b)	27,425	516,413
Phillips Edison & Co., Inc.	39,953	1,495,041
Saul Centers, Inc.	3,827	124,684
SITE Centers Corp.	8,313	44,890
Tanger, Inc.	35,713	1,213,528
Urban Edge Properties	40,244	804,075
Whitestone REIT	13,758	222,192
		11,074,701
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc. - Class A (a)	16,118	634,243
Aehr Test Systems (a) (b)	9,978	369,984
Aeluma, Inc. (a) (b)	3,822	50,030
Alpha & Omega Semiconductor Ltd. (a)	8,473	187,762
Ambarella, Inc. (a)	13,449	692,287
BHFTII-222

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Ambiq Micro, Inc. (a)	5,902	$149,970
Axcelis Technologies, Inc. (a)	10,021	932,755
CEVA, Inc. (a)	8,407	157,043
Cohu, Inc. (a)	14,277	437,162
Credo Technology Group Holding Ltd. (a)	50,959	4,783,521
Diodes, Inc. (a)	14,506	990,179
FormFactor, Inc. (a) (c)	24,588	2,384,790
Ichor Holdings Ltd. (a)	10,772	502,083
Impinj, Inc. (a) (b)	8,762	899,857
indie Semiconductor, Inc. - Class A (a) (b)	47,429	152,721
Kopin Corp. (a) (b)	55,055	123,874
Kulicke & Soffa Industries, Inc.	15,881	1,043,699
MaxLinear, Inc. (a)	26,211	455,809
Navitas Semiconductor Corp. (a) (b)	64,640	566,893
NVE Corp.	1,605	105,127
PDF Solutions, Inc. (a)	11,198	366,287
Penguin Solutions, Inc. (a) (b)	18,743	329,877
Photronics, Inc. (a)	18,180	734,654
Power Integrations, Inc.	17,458	893,850
Rambus, Inc. (a)	34,053	2,929,580
Rigetti Computing, Inc. (a)	105,782	1,485,179
Semtech Corp. (a)	29,402	2,260,720
Silicon Laboratories, Inc. (a)	10,293	2,142,488
SiTime Corp. (a)	7,051	2,435,063
SkyWater Technology, Inc. (a)	11,374	311,761
Synaptics, Inc. (a) (b)	12,689	888,737
Ultra Clean Holdings, Inc. (a)	14,121	878,044
Veeco Instruments, Inc. (a)	19,960	675,846
		31,951,875
Software — 4.3%
8x8, Inc. (a)	43,749	72,623
A10 Networks, Inc. (b)	22,440	518,813
ACI Worldwide, Inc. (a)	33,619	1,378,715
Adeia, Inc.	35,438	851,575
Agilysys, Inc. (a)	8,495	604,334
Alarm.com Holdings, Inc. (a)	15,379	664,219
Alkami Technology, Inc. (a) (b)	22,607	354,252
Amplitude, Inc. - Class A (a)	30,453	207,689
Appian Corp. - Class A (a)	13,081	315,383
Arteris, Inc. (a)	9,551	157,018
Asana, Inc. - Class A (a)	30,484	195,098
AvePoint, Inc. (a)	48,087	457,307
Bit Digital, Inc. (a) (b)	106,159	139,068
Bitdeer Technologies Group - Class A (a) (b)	39,177	338,881
Blackbaud, Inc. (a)	12,669	489,150
BlackLine, Inc. (a) (b) (c)	15,738	582,306
Blend Labs, Inc. - Class A (a) (b)	25,861	43,964
Box, Inc. - Class A (a) (b)	45,655	1,079,284
Braze, Inc. - Class A (a)	27,847	657,468
C3.ai, Inc. - Class A (a)	43,771	368,552
Cerence, Inc. (a)	13,894	87,671
Chaince Digital Holdings, Inc. (a)	3,377	13,440
Cipher Digital, Inc. (a) (b)	102,530	1,319,561
Cleanspark, Inc. (a) (b)	80,194	682,451
Clear Secure, Inc. - Class A	27,838	1,347,638
Security Description	Shares	Value
Software—(Continued)
Clearwater Analytics Holdings, Inc. - Class A (a)	88,198	$2,085,883
Commvault Systems, Inc. (a)	13,977	1,088,669
Consensus Cloud Solutions, Inc. (a)	6,453	153,194
Core Scientific, Inc. (a)	91,820	1,373,627
Daily Journal Corp. (a)	399	192,454
Digital Turbine, Inc. (a)	34,953	100,665
D-Wave Quantum, Inc. (a) (b)	115,596	1,668,050
Five9, Inc. (a)	25,226	382,678
Freshworks, Inc. - Class A (a)	65,645	527,129
Hut 8 Corp. (a) (b)	31,279	1,467,298
I3 Verticals, Inc. - Class A (a)	8,394	187,690
Intapp, Inc. (a)	18,837	483,923
InterDigital, Inc. (b)	8,176	2,469,152
Life360, Inc. (a)	6,744	275,290
LiveRamp Holdings, Inc. (a)	19,785	524,698
MARA Holdings, Inc. (a) (b)	119,943	978,735
Mitek Systems, Inc. (a)	11,445	154,508
N-able, Inc. (a)	22,730	106,149
NCR Voyix Corp. (a) (b)	38,738	245,212
NextNav, Inc. (a) (b)	32,050	513,441
ON24, Inc. (a)	13,180	106,758
OneSpan, Inc.	7,457	78,522
Ooma, Inc. (a)	8,425	122,584
Pagaya Technologies Ltd. - Class A (a) (b)	19,496	227,128
PagerDuty, Inc. (a)	22,576	140,197
PAR Technology Corp. (a) (b)	13,092	174,516
Porch Group, Inc. (a)	29,594	212,189
Progress Software Corp. (a)	14,150	362,948
Q2 Holdings, Inc. (a)	20,215	956,169
Qualys, Inc. (a)	11,392	1,000,787
Rapid7, Inc. (a)	13,733	75,669
Red Violet, Inc. (a)	4,110	142,206
Rezolve AI PLC (a) (b)	71,877	184,005
Rimini Street, Inc. (a)	16,168	53,031
Riot Platforms, Inc. (a)	108,294	1,338,514
Sapiens International Corp. NV (a) (d)	11,083	482,111
SEMrush Holdings, Inc. - Class A (a)	17,232	205,750
SoundHound AI, Inc. - Class A (a) (b)	118,206	812,075
Sprinklr, Inc. - Class A (a)	34,370	206,220
Sprout Social, Inc. - Class A (a)	8,123	46,301
SPS Commerce, Inc. (a)	12,323	686,021
Telos Corp. (a)	7,029	29,452
Tenable Holdings, Inc. (a)	37,531	634,837
Terawulf, Inc. (a) (b)	95,754	1,381,730
Varonis Systems, Inc. (a)	37,419	803,386
Vertex, Inc. - Class A (a)	23,561	280,140
Via Transportation, Inc. - Class A (a)	3,524	52,860
Viant Technology, Inc. - Class A (a)	5,049	56,549
Weave Communications, Inc. (a)	10,947	50,575
Workiva, Inc. (a)	16,331	973,818
Xperi, Inc. (a)	8,086	45,282
Yext, Inc. (a)	32,440	124,570
Zeta Global Holdings Corp. - Class A (a) (b)	66,607	1,060,383
		41,012,188
BHFTII-223

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Specialized REITs — 0.3%
Farmland Partners, Inc.	8,884	$99,767
Four Corners Property Trust, Inc.	33,916	802,113
Gladstone Land Corp. (b)	11,340	115,668
Outfront Media, Inc.	47,341	1,254,537
Safehold, Inc.	17,256	233,474
Smartstop Self Storage REIT, Inc. (b)	17,699	535,926
		3,041,485
Specialty Retail — 1.8%
Abercrombie & Fitch Co. - Class A (a)	14,361	1,312,165
Academy Sports & Outdoors, Inc.	21,545	1,216,215
Advance Auto Parts, Inc. (b)	18,871	995,445
American Eagle Outfitters, Inc.	49,033	818,851
Arhaus, Inc.	17,118	116,060
Arko Corp.	21,290	118,372
Asbury Automotive Group, Inc. (a)	6,263	1,223,853
Bed Bath & Beyond, Inc. (a)	13,533	62,793
Boot Barn Holdings, Inc. (a) (c)	9,731	1,424,229
Buckle, Inc.	10,268	517,097
Build-A-Bear Workshop, Inc. (b)	4,280	160,286
Caleres, Inc.	5,855	61,712
Camping World Holdings, Inc. - Class A (b)	12,066	82,411
Citi Trends, Inc. (a)	1,363	59,045
Designer Brands, Inc. - Class A	11,412	64,934
EVgo, Inc. (a)	43,500	74,820
Genesco, Inc. (a)	3,397	98,479
Group 1 Automotive, Inc.	3,716	1,228,621
Haverty Furniture Cos., Inc.	4,960	105,053
MarineMax, Inc. (a)	5,442	147,261
Monro, Inc.	6,867	110,147
National Vision Holdings, Inc. (a)	25,427	658,559
Outdoor Holding Co. (a)	32,143	64,607
Petco Health & Wellness Co., Inc. (a)	28,959	80,506
RealReal, Inc. (a)	32,897	298,705
Revolve Group, Inc. (a)	13,899	314,256
Sally Beauty Holdings, Inc. (a) (b)	30,237	418,782
Shoe Carnival, Inc. (b)	6,132	95,598
Signet Jewelers Ltd.	12,550	1,062,232
Sonic Automotive, Inc. - Class A	5,254	360,267
Stitch Fix, Inc. - Class A (a)	36,751	121,646
ThredUp, Inc. - Class A (a)	19,058	62,510
Upbound Group, Inc.	17,251	311,381
Urban Outfitters, Inc. (a)	20,661	1,308,874
Victoria's Secret & Co. (a)	21,948	1,017,509
Warby Parker, Inc. - Class A (a)	31,715	668,235
Winmark Corp.	940	401,897
Zumiez, Inc. (a)	4,911	108,828
		17,352,241
Technology Hardware, Storage & Peripherals — 0.6%
Corsair Gaming, Inc. (a)	7,522	41,747
Diebold Nixdorf, Inc. (a)	7,702	581,039
Eastman Kodak Co. (a)	20,419	184,792
GPGI, Inc. - Class A	56,377	964,047
Immersion Corp. (b)	9,256	50,538
IonQ, Inc. (a) (b)	109,907	3,168,619
Security Description	Shares	Value
Technology Hardware, Storage & Peripherals—(Continued)
Quantum Computing, Inc. (a) (b)	65,967	$451,874
Turtle Beach Corp. (a)	1,238	12,553
Xerox Holdings Corp. (b)	38,925	50,213
		5,505,422
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd. (a)	39,531	696,536
Carter's, Inc.	11,359	406,198
Ermenegildo Zegna NV (b)	22,908	238,701
Figs, Inc. - Class A (a)	30,924	456,748
G-III Apparel Group Ltd.	11,927	330,378
Kontoor Brands, Inc.	17,846	1,254,395
Movado Group, Inc.	4,696	114,676
Oxford Industries, Inc. (b)	5,343	205,759
Rocky Brands, Inc.	2,393	92,657
Steven Madden Ltd.	22,381	759,164
Wolverine World Wide, Inc.	25,779	420,713
		4,975,925
Tobacco — 0.1%
Turning Point Brands, Inc.	5,840	506,853
Universal Corp.	7,807	411,429
		918,282
Trading Companies & Distributors — 1.0%
BlueLinx Holdings, Inc. (a)	2,908	157,555
Boise Cascade Co.	11,770	892,755
Custom Truck One Source, Inc. (a)	19,403	127,478
Distribution Solutions Group, Inc. (a)	3,388	88,901
DNOW, Inc. (a)	56,951	678,286
DXP Enterprises, Inc. (a) (b)	4,119	575,548
GATX Corp.	11,321	1,932,948
Global Industrial Co.	4,971	156,686
Herc Holdings, Inc. (b)	10,615	1,056,723
Hudson Technologies, Inc. (a)	5,108	30,035
Karat Packaging, Inc.	3,249	90,712
McGrath RentCorp	7,879	868,896
NPK International, Inc. (a)	23,417	339,312
Rush Enterprises, Inc. - Class A	19,308	1,276,452
Rush Enterprises, Inc. - Class B	3,214	206,821
Titan Machinery, Inc. (a)	6,828	114,164
Transcat, Inc. (a)	3,255	239,080
Willis Lease Finance Corp. (b)	972	165,493
Xometry, Inc. - Class A (a) (b)	14,455	590,342
		9,588,187
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. (a) (b)	8,295	79,881
Water Utilities — 0.3%
American States Water Co.	12,562	949,938
Cadiz, Inc. (a) (b)	17,800	87,398
California Water Service Group	19,331	876,468
Consolidated Water Co. Ltd.	5,040	166,925
H2O America (b)	10,789	632,991
Middlesex Water Co.	6,337	329,841
BHFTII-224

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (g)—8.2%
Security Description	Shares/ Principal Amount*	Value
Water Utilities—(Continued)
Pure Cycle Corp. (a)	2,304	$23,178
York Water Co.	5,110	155,599
		3,222,338
Wireless Telecommunication Services — 0.1%
Gogo, Inc. (a)	15,238	61,257
Spok Holdings, Inc.	2,588	28,209
Telephone & Data Systems, Inc.	31,404	1,322,108
		1,411,574
Total Common Stocks (Cost $640,394,763)		925,855,897

Investment Companies—1.1%
Exchange-Traded Funds — 1.1%
iShares Russell 2000 ETF (b)	41,200	10,217,600
Total Investment Companies (Cost $5,530,882)		10,217,600

Rights—0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc., Expires 06/30/31 (a)	23,693	15,400
Cartesian Therapeutics, Inc. (a) (b) (d) (e)	39,548	5,395
Chinook Therapeutics, Inc. (a) (d) (e)	19,453	0
Icosavax, Inc. (a) (d) (e)	9,579	2,970
Tobira Therapeutics, Inc. (a) (d) (e)	4,660	37,094
		60,859
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc., Expires 04/15/26 (a)	943	1,980
Total Rights (Cost $24,872)		62,839

Warrants—0.0%
Energy Equipment & Services — 0.0%
Nabors Industries Ltd., Expires 06/11/26 (a) (Cost $0)	882	342

Short-Term Investments—2.0%
Discount Note—0.1%
Federal Home Loan Bank
Zero Coupon, 04/01/26 (f)	850,000	849,915
U.S. Treasury—1.9%
U.S. Treasury Bills
3.631%, 04/16/26 (f)	18,770,000	18,741,642
Total Short-Term Investments (Cost $19,591,603)		19,591,557

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—1.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (h)	2,000,000	$2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (h)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (h)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (h)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (h)	5,000,000	5,000,000
		11,000,000

Certificates of Deposit—0.3%
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (i)	1,000,000	1,000,040
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	800,000	793,784
Mizuho Bank Ltd.
3.850%, SOFR + 0.220%, 04/10/26 (i)	1,000,000	999,981
		2,793,805
Commercial Paper—0.1%
Verto Capital I-A LLC
3.800%, 04/24/26	1,000,000	997,418
Repurchase Agreements—6.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $12,001,217; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $12,240,001	12,000,000	12,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $9,100,953; collateralized by various Common Stock with an aggregate market value of $10,121,757	9,100,000	9,100,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $6,127,342; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $6,120,079	6,000,000	6,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $6,000,630; collateralized by various Common Stock with an aggregate market value of $6,687,772	6,000,000	6,000,000
BHFTII-225

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $2,000,210; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $2,221,965	2,000,000	$2,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $4,000,420; collateralized by various Common Stock with an aggregate market value of $4,458,515	4,000,000	4,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $7,005,172; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $7,476,779	7,000,000	7,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,398,203; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $2,446,167	2,397,959	2,397,959
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $4,015,206; collateralized by various Common Stock with an aggregate market value of $4,444,927	4,000,000	4,000,000
		58,497,959
Time Deposits—0.5%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG
3.610%, 04/01/26	1,000,000	1,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 04/07/26 (i)	2,000,000	2,000,000
Svenska NY
3.610%, 04/01/26	1,000,000	1,000,000
		5,000,000
Total Securities Lending Reinvestments (Cost $78,289,321)		78,289,182
Total Investments—108.2% (Cost $743,831,441)		1,034,017,417
Other assets and liabilities (net)—(8.2)%		(78,343,098)
Net Assets—100.0%		$955,674,319

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $135,011,730 and the collateral received consisted of cash in the amount of $78,280,841 and non-cash collateral with a value of $54,365,292. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $5,110,563.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.1% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(i)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-226

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	06/18/26	161	USD	20,223,210	$(395,910)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$18,952,725	$—	$—	$18,952,725
Air Freight & Logistics	872,529	—	—	872,529
Automobile Components	9,983,053	—	—	9,983,053
Automobiles	276,710	—	—	276,710
Banks	91,672,504	—	—	91,672,504
Beverages	1,119,061	—	—	1,119,061
Biotechnology	85,995,098	—	—	85,995,098
Broadline Retail	592,331	—	—	592,331
Building Products	14,436,348	—	—	14,436,348
Capital Markets	15,821,035	—	—	15,821,035
Chemicals	15,174,375	—	—	15,174,375
Commercial Services & Supplies	12,361,941	—	—	12,361,941
Communications Equipment	11,290,530	—	—	11,290,530
Construction & Engineering	26,002,710	—	—	26,002,710
Construction Materials	2,060,046	—	—	2,060,046
Consumer Finance	9,160,971	—	—	9,160,971
Consumer Staples Distribution & Retail	4,659,626	—	—	4,659,626
Containers & Packaging	1,983,589	—	—	1,983,589
Distributors	690,064	—	—	690,064
Diversified Consumer Services	10,981,634	—	—	10,981,634
Diversified REITs	4,487,663	—	—	4,487,663
Diversified Telecommunication Services	5,237,360	—	—	5,237,360
Electric Utilities	8,494,828	—	—	8,494,828
Electrical Equipment	27,773,700	—	—	27,773,700
Electronic Equipment, Instruments & Components	34,257,910	—	—	34,257,910
Energy Equipment & Services	24,146,406	—	—	24,146,406
Entertainment	5,077,001	—	—	5,077,001
Financial Services	18,276,832	—	—	18,276,832
Food Products	5,610,656	—	—	5,610,656
Gas Utilities	10,163,545	—	—	10,163,545
Ground Transportation	2,701,033	—	—	2,701,033
Health Care Equipment & Supplies	21,789,014	—	—	21,789,014
Health Care Providers & Services	28,222,817	—	—	28,222,817
Health Care REITs	9,888,140	—	—	9,888,140
Health Care Technology	2,095,594	—	—	2,095,594
Hotel & Resort REITs	5,122,093	—	—	5,122,093
Hotels, Restaurants & Leisure	14,481,965	—	—	14,481,965
Household Durables	14,517,860	—	—	14,517,860
Household Products	2,605,092	—	—	2,605,092
Independent Power and Renewable Electricity Producers	2,339,157	—	—	2,339,157
Industrial Conglomerates	246,729	—	—	246,729
Industrial REITs	3,506,909	—	—	3,506,909
Insurance	16,808,597	—	—	16,808,597
Interactive Media & Services	3,520,581	—	—	3,520,581
IT Services	6,644,423	—	—	6,644,423
Leisure Products	3,778,779	—	—	3,778,779
Life Sciences Tools & Services	3,346,664	—	0	3,346,664
Machinery	36,245,369	—	—	36,245,369
BHFTII-227

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Marine Transportation	$2,374,029	$—	$—	$2,374,029
Media	8,152,551	—	—	8,152,551
Metals & Mining	25,875,437	—	—	25,875,437
Mortgage Real Estate Investment Trusts	7,240,336	—	—	7,240,336
Multi-Utilities	4,269,196	—	—	4,269,196
Office REITs	4,156,755	—	—	4,156,755
Oil, Gas & Consumable Fuels	38,192,886	—	—	38,192,886
Paper & Forest Products	617,936	—	—	617,936
Passenger Airlines	3,872,725	—	—	3,872,725
Personal Care Products	1,835,846	—	—	1,835,846
Personal Care Products	77,316	—	—	77,316
Pharmaceuticals	22,809,657	—	0	22,809,657
Professional Services	12,972,819	—	—	12,972,819
Real Estate Management & Development	5,323,578	—	—	5,323,578
Residential REITs	2,477,134	—	—	2,477,134
Retail REITs	11,074,701	—	—	11,074,701
Semiconductors & Semiconductor Equipment	31,951,875	—	—	31,951,875
Software	40,530,077	482,111	—	41,012,188
Specialized REITs	3,041,485	—	—	3,041,485
Specialty Retail	17,352,241	—	—	17,352,241
Technology Hardware, Storage & Peripherals	5,505,422	—	—	5,505,422
Textiles, Apparel & Luxury Goods	4,975,925	—	—	4,975,925
Tobacco	918,282	—	—	918,282
Trading Companies & Distributors	9,588,187	—	—	9,588,187
Transportation Infrastructure	79,881	—	—	79,881
Water Utilities	3,222,338	—	—	3,222,338
Wireless Telecommunication Services	1,411,574	—	—	1,411,574
Total Common Stocks	925,373,786	482,111	0	925,855,897
Total Investment Companies*	10,217,600	—	—	10,217,600
Rights
Biotechnology	—	15,400	45,459	60,859
Electronic Equipment, Instruments & Components	1,980	—	—	1,980
Total Rights	1,980	15,400	45,459	62,839
Total Warrants*	342	—	—	342
Total Short-Term Investments*	—	19,591,557	—	19,591,557
Securities Lending Reinvestments
Short-Term Investment Funds	11,000,000	—	—	11,000,000
Certificates of Deposit	—	2,793,805	—	2,793,805
Commercial Paper	—	997,418	—	997,418
Repurchase Agreements	—	58,497,959	—	58,497,959
Time Deposits	—	5,000,000	—	5,000,000
Total Securities Lending Reinvestments	11,000,000	67,289,182	—	78,289,182
Total Investments	$946,593,708	$87,378,250	$45,459	$1,034,017,417
Collateral for Securities Loaned (Liability)	$—	$(78,280,841)	$—	$(78,280,841)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(395,910)	$—	$—	$(395,910)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
During the period ended March 31, 2026, a transfer into Level 3 in the amount of $2,969 were due to no vendors or brokers providing prices based on market indications which resulted in a lack of significant observable inputs.
BHFTII-228

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.3%
Axon Enterprise, Inc. (a) (b)	12,026	$5,107,322
Boeing Co. (b)	119,687	23,821,304
General Dynamics Corp.	38,677	13,274,720
General Electric Co.	159,839	45,357,513
Howmet Aerospace, Inc. (a)	61,103	14,081,797
Huntington Ingalls Industries, Inc.	5,981	2,272,182
L3Harris Technologies, Inc.	28,465	9,824,695
Lockheed Martin Corp.	30,857	18,649,662
Northrop Grumman Corp.	20,331	13,870,621
RTX Corp.	204,564	39,460,396
Textron, Inc.	26,542	2,324,017
TransDigm Group, Inc. (a)	8,607	9,975,169
		198,019,398
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. (a)	18,077	3,002,047
Expeditors International of Washington, Inc.	20,424	2,925,330
FedEx Corp.	32,966	11,741,830
United Parcel Service, Inc. - Class B	112,622	11,079,752
		28,748,959
Automobile Components — 0.0%
Aptiv PLC (b)	32,422	2,251,384
Automobiles — 2.0%
Ford Motor Co.	597,198	6,891,665
General Motors Co.	137,764	10,263,418
Tesla, Inc. (b)	428,616	159,337,998
		176,493,081
Banks — 3.4%
Bank of America Corp.	1,011,245	49,298,194
Citigroup, Inc. (a)	266,319	30,203,238
Citizens Financial Group, Inc.	64,767	3,884,077
Fifth Third Bancorp (a)	137,167	6,372,779
Huntington Bancshares, Inc. (a)	309,340	4,841,171
JPMorgan Chase & Co.	410,901	120,870,638
KeyCorp	142,805	2,863,240
M&T Bank Corp. (a)	23,140	4,783,501
PNC Financial Services Group, Inc.	61,554	12,808,772
Regions Financial Corp.	132,283	3,455,232
Truist Financial Corp. (a)	192,400	8,844,628
U.S. Bancorp	236,895	12,320,909
Wells Fargo & Co.	471,312	37,521,148
		298,067,527
Beverages — 1.1%
Brown-Forman Corp. - Class B (a)	26,039	688,471
Coca-Cola Co.	590,008	44,870,109
Constellation Brands, Inc. - Class A	21,403	3,210,450
Keurig Dr. Pepper, Inc.	207,048	5,451,574
Molson Coors Beverage Co. - Class B (a)	25,802	1,111,034
Monster Beverage Corp. (b)	108,695	7,876,040
PepsiCo, Inc.	208,277	32,343,335
		95,551,013
Security Description	Shares	Value
Biotechnology — 1.8%
AbbVie, Inc.	269,349	$58,580,714
Amgen, Inc.	82,065	28,874,570
Biogen, Inc. (b)	22,366	4,100,359
Gilead Sciences, Inc. (a)	189,079	26,351,940
Incyte Corp. (b)	25,476	2,397,801
Moderna, Inc. (a) (b)	52,997	2,692,248
Regeneron Pharmaceuticals, Inc.	15,363	11,870,068
Vertex Pharmaceuticals, Inc. (b)	38,710	17,285,564
		152,153,264
Broadline Retail — 3.7%
Amazon.com, Inc. (b)	1,488,762	310,064,462
eBay, Inc. (a)	68,884	6,269,821
		316,334,283
Building Products — 0.5%
A.O. Smith Corp.	17,133	1,129,750
Allegion PLC	13,111	1,904,897
Builders FirstSource, Inc. (a) (b)	16,852	1,387,425
Carrier Global Corp.	119,739	6,742,503
Johnson Controls International PLC	93,278	12,214,754
Lennox International, Inc. (a)	4,864	2,257,529
Masco Corp. (a)	31,029	1,873,221
Trane Technologies PLC	33,731	14,057,057
		41,567,136
Capital Markets — 3.2%
Ameriprise Financial, Inc.	13,914	6,183,382
ARES Management Corp. - Class A	31,395	3,425,195
Bank of New York Mellon Corp. (a)	104,887	12,442,745
Blackrock, Inc.	21,990	21,148,003
Blackstone, Inc.	114,100	13,120,359
Cboe Global Markets, Inc.	15,948	4,482,504
Charles Schwab Corp.	254,556	23,923,173
CME Group, Inc.	54,955	16,230,959
Coinbase Global, Inc. - Class A (a) (b)	33,991	5,935,169
FactSet Research Systems, Inc.	5,654	1,226,861
Franklin Resources, Inc. (a)	46,824	1,105,983
Goldman Sachs Group, Inc.	45,709	38,669,357
Interactive Brokers Group, Inc. - Class A	67,873	4,552,242
Intercontinental Exchange, Inc.	86,547	13,612,112
Invesco Ltd.	67,665	1,643,583
KKR & Co., Inc.	104,610	9,676,425
Moody's Corp.	23,382	10,200,397
Morgan Stanley	183,349	30,173,745
MSCI, Inc.	11,198	6,035,834
Nasdaq, Inc.	68,438	5,809,702
Northern Trust Corp.	28,397	3,963,369
Raymond James Financial, Inc.	26,732	3,870,526
Robinhood Markets, Inc. - Class A (b)	120,446	8,346,908
S&P Global, Inc.	46,635	19,835,731
State Street Corp.	42,531	5,382,723
T. Rowe Price Group, Inc. (a)	33,314	3,002,924
		273,999,911
BHFTII-229

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals — 1.2%
Air Products & Chemicals, Inc.	33,933	$9,857,197
Albemarle Corp.	17,959	3,224,179
CF Industries Holdings, Inc.	23,770	3,086,297
Corteva, Inc.	102,492	8,579,605
Dow, Inc.	109,352	4,554,511
DuPont de Nemours, Inc.	62,361	2,856,134
Ecolab, Inc. (a)	38,849	10,334,611
International Flavors & Fragrances, Inc. (a)	39,029	2,831,554
Linde PLC (a)	71,163	35,279,769
LyondellBasell Industries NV - Class A	39,242	3,161,336
Mosaic Co.	48,372	1,233,486
PPG Industries, Inc.	34,198	3,655,082
Sherwin-Williams Co.	35,135	11,262,524
		99,916,285
Commercial Services & Supplies — 0.4%
Cintas Corp.	51,801	8,761,621
Copart, Inc. (b)	135,723	4,506,004
Republic Services, Inc.	30,665	6,716,248
Rollins, Inc. (a)	44,724	2,388,709
Veralto Corp.	37,840	3,345,813
Waste Management, Inc.	56,551	12,994,854
		38,713,249
Communications Equipment — 1.1%
Arista Networks, Inc. (b)	157,370	19,321,889
Ciena Corp. (a) (b)	21,466	8,333,745
Cisco Systems, Inc.	602,147	46,720,586
F5, Inc. (b)	8,613	2,491,999
Lumentum Holdings, Inc. (a) (b)	10,882	7,647,434
Motorola Solutions, Inc.	25,247	10,956,441
		95,472,094
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	5,364	7,396,902
EMCOR Group, Inc.	6,823	5,037,489
Quanta Services, Inc.	22,726	12,477,029
		24,911,420
Construction Materials — 0.2%
CRH PLC	102,149	10,737,903
Martin Marietta Materials, Inc. (a)	9,191	5,410,558
Vulcan Materials Co.	20,137	5,483,305
		21,631,766
Consumer Finance — 0.5%
American Express Co.	81,619	24,688,115
Capital One Financial Corp.	95,265	17,379,194
Synchrony Financial	52,973	3,603,223
		45,670,532
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	67,646	67,404,504
Dollar General Corp.	33,546	3,982,917
Dollar Tree, Inc. (b)	28,183	3,086,320
Security Description	Shares	Value
Consumer Staples Distribution & Retail—(Continued)
Kroger Co.	88,730	$6,420,503
Sysco Corp.	72,989	5,206,305
Target Corp.	69,007	8,363,648
Walmart, Inc.	668,059	83,026,373
		177,490,570
Containers & Packaging — 0.2%
Amcor PLC (a)	70,415	2,798,996
Avery Dennison Corp.	11,779	2,033,998
Ball Corp.	40,841	2,414,112
International Paper Co. (a)	80,473	2,872,886
Packaging Corp. of America	13,620	2,890,436
Smurfit Westrock PLC (a)	79,613	3,172,578
		16,183,006
Distributors — 0.0%
Genuine Parts Co.	21,200	2,241,900
Pool Corp. (a)	4,995	1,010,638
		3,252,538
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,066,888	30,929,083
Comcast Corp. - Class A	546,872	15,700,695
Verizon Communications, Inc.	642,671	32,262,084
		78,891,862
Electric Utilities — 1.6%
Alliant Energy Corp. (a)	39,175	2,811,198
American Electric Power Co., Inc.	82,427	10,804,531
Constellation Energy Corp.	47,492	13,262,141
Duke Energy Corp.	118,515	15,518,354
Edison International	58,641	4,291,349
Entergy Corp. (a)	68,936	7,745,649
Evergy, Inc.	35,084	2,874,081
Eversource Energy	57,178	3,961,292
Exelon Corp.	155,888	7,641,630
FirstEnergy Corp. (a)	79,232	4,013,893
NextEra Energy, Inc.	317,389	29,479,090
NRG Energy, Inc.	32,366	4,729,967
PG&E Corp.	334,970	5,885,423
Pinnacle West Capital Corp. (a)	18,240	1,837,680
PPL Corp.	112,736	4,306,515
Southern Co.	167,808	16,196,828
Xcel Energy, Inc.	90,150	7,161,516
		142,521,137
Electrical Equipment — 1.2%
AMETEK, Inc.	35,083	7,520,392
Eaton Corp. PLC (a)	59,192	21,171,203
Emerson Electric Co.	85,648	11,221,601
GE Vernova, Inc.	41,077	35,856,113
Generac Holdings, Inc. (b)	8,942	1,746,641
Hubbell, Inc. (a)	8,102	3,975,975
Rockwell Automation, Inc. (a)	17,123	6,145,102
BHFTII-230

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment—(Continued)
Vertiv Holdings Co. - Class A	58,301	$14,609,065
		102,246,092
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. - Class A	187,332	23,669,398
CDW Corp.	19,841	2,401,158
Coherent Corp. (b)	28,572	6,806,136
Corning, Inc.	118,983	16,178,118
Jabil, Inc.	16,093	4,274,784
Keysight Technologies, Inc. (b)	26,139	7,380,869
TE Connectivity PLC (a)	44,719	9,347,165
Teledyne Technologies, Inc. (b)	7,156	4,329,452
Zebra Technologies Corp. - Class A (b)	7,497	1,567,473
		75,954,553
Energy Equipment & Services — 0.3%
Baker Hughes Co.	150,607	9,194,557
Halliburton Co.	127,642	4,976,762
SLB Ltd.	227,888	11,711,164
		25,882,483
Entertainment — 1.3%
Electronic Arts, Inc. (a)	34,325	6,997,838
Live Nation Entertainment, Inc. (a) (b)	24,064	3,670,001
Netflix, Inc. (b)	643,457	61,868,390
Take-Two Interactive Software, Inc. (b)	26,527	5,239,082
TKO Group Holdings, Inc. (a)	10,103	2,037,270
Walt Disney Co.	269,979	26,020,576
Warner Bros Discovery, Inc. (b)	377,708	10,371,862
		116,205,019
Financial Services — 3.6%
Apollo Global Management, Inc. (a)	70,765	7,884,636
Berkshire Hathaway, Inc. - Class B (b)	279,461	133,917,711
Block, Inc. (a) (b)	83,464	5,022,864
Corpay, Inc. (b)	10,662	3,102,535
Fidelity National Information Services, Inc.	78,920	3,702,137
Fiserv, Inc. (b)	81,968	4,573,815
Global Payments, Inc.	36,267	2,440,769
Jack Henry & Associates, Inc. (a)	10,998	1,738,124
Mastercard, Inc. - Class A (a)	124,115	62,015,301
PayPal Holdings, Inc.	140,309	6,346,176
Visa, Inc. - Class A (a)	256,199	77,433,586
		308,177,654
Food Products — 0.4%
Archer-Daniels-Midland Co.	73,238	5,323,670
Bunge Global SA	20,627	2,623,754
Campbell's Co. (a)	29,987	667,811
Conagra Brands, Inc.	72,903	1,146,035
General Mills, Inc. (a)	81,317	3,026,619
Hershey Co.	22,581	4,694,364
Hormel Foods Corp. (a)	44,433	1,006,408
J.M. Smucker Co. (a)	16,260	1,568,114
Kraft Heinz Co.	129,890	2,921,226
Security Description	Shares	Value
Food Products—(Continued)
McCormick & Co., Inc.	38,646	$1,949,304
Mondelez International, Inc. - Class A (a)	195,353	11,260,147
Tyson Foods, Inc. - Class A	42,987	2,754,177
		38,941,629
Gas Utilities — 0.1%
Atmos Energy Corp.	25,213	4,657,345
Ground Transportation — 0.9%
CSX Corp.	283,396	11,633,406
JB Hunt Transport Services, Inc.	11,389	2,413,329
Norfolk Southern Corp.	34,225	9,822,575
Old Dominion Freight Line, Inc.	28,042	5,479,407
Uber Technologies, Inc. (b)	313,656	22,561,276
Union Pacific Corp. (a)	90,433	21,940,854
		73,850,847
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	265,004	27,207,961
Align Technology, Inc. (a) (b)	10,169	1,743,272
Baxter International, Inc.	78,408	1,317,254
Becton Dickinson & Co.	43,394	6,822,839
Boston Scientific Corp. (b)	226,012	14,182,253
Cooper Cos., Inc. (b)	29,867	2,135,491
Dexcom, Inc. (b)	58,653	3,683,408
Edwards Lifesciences Corp. (a) (b)	88,437	7,082,035
GE HealthCare Technologies, Inc.	69,456	4,943,878
Hologic, Inc. (b)	33,919	2,563,937
IDEXX Laboratories, Inc. (a) (b)	12,170	6,838,201
Insulet Corp. (b)	10,721	2,249,695
Intuitive Surgical, Inc. (b)	54,122	24,949,701
Medtronic PLC	195,378	16,929,504
ResMed, Inc. (a)	22,201	4,983,680
Solventum Corp. (b)	22,468	1,467,160
STERIS PLC	14,946	3,305,009
Stryker Corp. (a)	52,490	17,247,689
Zimmer Biomet Holdings, Inc. (a)	30,202	2,730,865
		152,383,832
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. (a)	35,862	7,577,999
Cencora, Inc. (a)	29,647	9,313,309
Centene Corp. (b)	71,196	2,330,957
Cigna Group	40,152	10,710,546
CVS Health Corp.	193,885	13,924,821
DaVita, Inc. (a) (b)	5,090	782,282
Elevance Health, Inc.	33,635	9,846,646
HCA Healthcare, Inc. (a)	23,856	11,289,613
Henry Schein, Inc. (a) (b)	15,250	1,123,925
Humana, Inc.	18,378	3,186,561
Labcorp Holdings, Inc.	12,634	3,370,878
McKesson Corp.	18,667	16,153,675
Quest Diagnostics, Inc.	16,764	3,285,409
UnitedHealth Group, Inc.	138,050	37,354,950
BHFTII-231

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Universal Health Services, Inc. - Class B	8,417	$1,506,390
		131,757,961
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. (a)	23,769	1,103,357
Healthpeak Properties, Inc. (a)	105,924	1,740,331
Ventas, Inc. (a)	72,384	5,919,564
Welltower, Inc.	106,337	21,023,888
		29,787,140
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	97,467	1,867,468
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. - Class A (b)	64,552	8,151,627
Booking Holdings, Inc.	4,913	20,685,302
Carnival Corp. (a)	175,281	4,536,272
Chipotle Mexican Grill, Inc. (b)	198,489	6,353,633
Darden Restaurants, Inc. (a)	17,547	3,439,914
Domino's Pizza, Inc. (a)	4,737	1,699,588
DoorDash, Inc. - Class A (a) (b)	56,971	8,554,196
Expedia Group, Inc.	17,832	4,117,230
Hilton Worldwide Holdings, Inc.	34,944	10,625,772
Las Vegas Sands Corp.	46,077	2,482,629
Marriott International, Inc. - Class A	33,519	10,963,059
McDonald's Corp.	108,532	33,730,660
MGM Resorts International (a) (b)	29,241	1,082,209
Norwegian Cruise Line Holdings Ltd. (a) (b)	69,381	1,297,425
Royal Caribbean Cruises Ltd. (a)	38,342	10,550,952
Starbucks Corp. (a)	173,629	15,555,422
Wynn Resorts Ltd. (a)	12,866	1,306,542
Yum! Brands, Inc. (a)	42,314	6,578,981
		151,711,413
Household Durables — 0.2%
DR Horton, Inc.	41,060	5,634,253
Garmin Ltd.	24,915	5,780,529
Lennar Corp. - Class A	32,883	2,855,560
NVR, Inc. (b)	426	2,807,268
PulteGroup, Inc.	29,282	3,443,856
		20,521,466
Household Products — 0.8%
Church & Dwight Co., Inc.	36,072	3,366,239
Clorox Co. (a)	18,426	1,909,486
Colgate-Palmolive Co.	122,844	10,469,994
Kimberly-Clark Corp. (a)	50,584	4,879,839
Procter & Gamble Co.	354,177	51,157,326
		71,782,884
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	108,527	1,529,145
Vistra Corp.	48,538	7,296,718
		8,825,863
Security Description	Shares	Value
Industrial Conglomerates — 0.4%
3M Co.	80,269	$11,657,467
Honeywell International, Inc.	96,757	21,869,985
		33,527,452
Industrial REITs — 0.2%
Prologis, Inc.	141,664	18,725,147
Insurance — 1.7%
Aflac, Inc.	71,143	7,805,099
Allstate Corp. (a)	39,624	8,215,640
American International Group, Inc.	81,771	6,153,268
Aon PLC - Class A	32,690	10,551,678
Arch Capital Group Ltd. (b)	54,478	5,229,343
Arthur J Gallagher & Co.	39,163	8,481,923
Assurant, Inc.	7,632	1,662,326
Brown & Brown, Inc. (a)	44,616	2,909,409
Chubb Ltd.	55,432	18,066,952
Cincinnati Financial Corp.	23,777	3,741,311
Erie Indemnity Co. - Class A (a)	3,871	972,821
Everest Group Ltd.	6,203	2,027,451
Globe Life, Inc.	12,131	1,688,271
Hartford Insurance Group, Inc.	42,504	5,747,816
Loews Corp.	25,750	2,748,555
Marsh & McLennan Cos., Inc. (a)	73,780	12,797,141
MetLife, Inc. (c)	83,888	5,932,559
Principal Financial Group, Inc. (a)	30,149	2,716,726
Progressive Corp.	89,321	17,706,995
Prudential Financial, Inc. (a)	53,035	5,180,989
Travelers Cos., Inc.	32,955	9,612,315
W.R. Berkley Corp. (a)	45,408	3,009,642
Willis Towers Watson PLC (a)	14,490	4,212,243
		147,170,473
Interactive Media & Services — 7.5%
Alphabet, Inc. - Class A	887,273	255,144,224
Alphabet, Inc. - Class C (d)	712,726	204,452,580
Meta Platforms, Inc. - Class A	333,326	190,705,805
		650,302,609
IT Services — 0.8%
Accenture PLC - Class A (a)	93,773	18,594,248
Akamai Technologies, Inc. (a) (b)	21,925	2,518,086
Cognizant Technology Solutions Corp. - Class A	72,884	4,471,433
EPAM Systems, Inc. (a) (b)	8,419	1,139,933
Gartner, Inc. (b)	10,736	1,699,938
GoDaddy, Inc. - Class A (b)	20,595	1,702,589
International Business Machines Corp.	142,454	34,529,425
VeriSign, Inc.	12,577	3,123,624
		67,779,276
Leisure Products — 0.0%
Hasbro, Inc.	20,317	1,901,671
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	43,104	4,912,994
Bio-Techne Corp. (a)	23,843	1,246,035
BHFTII-232

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Charles River Laboratories International, Inc. (a) (b)	7,500	$1,293,750
Danaher Corp.	95,881	18,179,038
IQVIA Holdings, Inc. (b)	25,847	4,407,947
Mettler-Toledo International, Inc. (b)	3,098	3,907,198
Revvity, Inc. (a)	17,278	1,513,725
Thermo Fisher Scientific, Inc.	57,258	28,144,025
Waters Corp. (b)	14,947	4,451,217
West Pharmaceutical Services, Inc.	10,964	2,748,017
		70,803,946
Machinery — 1.8%
Caterpillar, Inc.	70,910	50,236,899
Cummins, Inc.	21,057	11,329,087
Deere & Co.	38,420	21,641,986
Dover Corp.	20,553	4,284,273
Fortive Corp.	47,762	2,640,283
IDEX Corp. (a)	11,407	2,162,197
Illinois Tool Works, Inc. (a)	39,969	10,403,531
Ingersoll Rand, Inc. (a)	54,242	4,345,869
Nordson Corp.	8,065	2,145,774
Otis Worldwide Corp. (a)	59,241	4,566,296
PACCAR, Inc.	80,070	9,248,085
Parker-Hannifin Corp.	19,236	17,220,837
Pentair PLC	24,939	2,172,436
Snap-on, Inc. (a)	7,912	2,873,797
Stanley Black & Decker, Inc.	23,604	1,677,300
Westinghouse Air Brake Technologies Corp.	25,987	6,494,411
Xylem, Inc.	37,124	4,436,318
		157,879,379
Media — 0.2%
Charter Communications, Inc. - Class A (a) (b)	13,123	2,832,993
EchoStar Corp. - Class A (a) (b)	20,515	2,401,691
Fox Corp. - Class A (a)	30,585	1,786,164
Fox Corp. - Class B	21,574	1,145,579
News Corp. - Class A	56,422	1,406,601
News Corp. - Class B (a)	18,623	530,942
Omnicom Group, Inc. (a)	47,945	3,610,738
Paramount Skydance Corp. - Class B (a)	47,363	427,214
Trade Desk, Inc. - Class A (b)	67,104	1,522,590
		15,664,512
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	219,029	12,874,524
Newmont Corp.	166,308	18,002,841
Nucor Corp.	34,878	5,897,870
Steel Dynamics, Inc. (a)	20,920	3,765,600
		40,540,835
Multi-Utilities — 0.7%
Ameren Corp.	42,123	4,630,160
CenterPoint Energy, Inc. (a)	99,497	4,294,291
CMS Energy Corp.	46,698	3,622,831
Consolidated Edison, Inc.	55,006	6,225,579
Dominion Energy, Inc.	130,136	8,045,008
Security Description	Shares	Value
Multi-Utilities—(Continued)
DTE Energy Co.	31,650	$4,627,863
NiSource, Inc. (a)	72,928	3,402,820
Public Service Enterprise Group, Inc.	76,071	6,157,947
Sempra	99,468	9,665,306
WEC Energy Group, Inc. (a)	49,600	5,742,192
		56,413,997
Office REITs — 0.0%
BXP, Inc. (a)	22,471	1,166,245
Oil, Gas & Consumable Fuels — 3.6%
APA Corp. (a)	54,051	2,293,924
Chevron Corp.	285,676	59,106,364
ConocoPhillips	186,715	24,646,380
Coterra Energy, Inc.	115,617	4,062,781
Devon Energy Corp.	94,528	4,756,649
Diamondback Energy, Inc.	29,581	5,850,826
EOG Resources, Inc.	82,691	11,954,638
EQT Corp.	95,108	6,052,673
Expand Energy Corp.	36,297	3,984,685
Exxon Mobil Corp.	636,879	108,052,891
Kinder Morgan, Inc.	298,367	10,004,246
Marathon Petroleum Corp.	44,958	10,977,844
Occidental Petroleum Corp.	109,606	7,124,390
ONEOK, Inc. (a)	95,894	8,667,859
Phillips 66 Co.	61,405	11,186,763
Targa Resources Corp.	32,714	8,202,381
Texas Pacific Land Corp.	8,825	4,187,992
Valero Energy Corp.	46,483	11,485,020
Williams Cos., Inc.	186,113	13,545,304
		316,143,610
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	98,995	6,581,188
Southwest Airlines Co. (a)	74,876	2,813,091
United Airlines Holdings, Inc. (b)	49,290	4,538,130
		13,932,409
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	37,676	2,704,006
Kenvue, Inc.	292,000	5,034,080
		7,738,086
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. (a)	310,358	18,823,213
Eli Lilly & Co.	120,765	111,076,024
Johnson & Johnson	367,269	89,775,234
Merck & Co., Inc.	378,260	45,500,895
Pfizer, Inc.	866,502	24,331,376
Viatris, Inc.	175,529	2,371,397
Zoetis, Inc.	64,332	7,604,686
		299,482,825
Professional Services — 0.4%
Automatic Data Processing, Inc.	61,363	12,467,734
BHFTII-233

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services—(Continued)
Broadridge Financial Solutions, Inc.	17,792	$2,890,844
Equifax, Inc.	18,349	3,304,105
Jacobs Solutions, Inc.	17,898	2,278,058
Leidos Holdings, Inc.	19,485	3,030,307
Paychex, Inc.	49,235	4,535,528
Verisk Analytics, Inc.	21,240	4,030,290
		32,536,866
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a) (b)	44,281	5,998,304
CoStar Group, Inc. (b)	64,590	2,605,561
		8,603,865
Residential REITs — 0.2%
AvalonBay Communities, Inc. (a)	21,579	3,524,930
Camden Property Trust (a)	15,759	1,539,024
Equity Residential	52,395	3,099,164
Essex Property Trust, Inc. (a)	9,821	2,376,682
Invitation Homes, Inc.	85,950	2,135,857
Mid-America Apartment Communities, Inc.	17,815	2,175,568
UDR, Inc. (a)	45,833	1,548,239
		16,399,464
Retail REITs — 0.3%
Federal Realty Investment Trust	11,965	1,270,803
Kimco Realty Corp. (a)	102,731	2,308,365
Realty Income Corp. (a)	140,193	8,577,008
Regency Centers Corp. (a)	25,086	1,898,007
Simon Property Group, Inc.	49,563	9,244,986
		23,299,169
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc. (b)	248,474	50,547,066
Analog Devices, Inc.	74,467	23,690,931
Applied Materials, Inc.	120,963	41,343,944
Broadcom, Inc.	722,570	223,642,641
First Solar, Inc. (b)	16,353	3,225,793
Intel Corp. (b)	715,563	31,577,795
KLA Corp.	19,977	29,414,335
Lam Research Corp.	190,313	40,662,276
Microchip Technology, Inc.	82,468	5,328,258
Micron Technology, Inc.	171,528	57,949,020
Monolithic Power Systems, Inc.	7,424	8,117,030
NVIDIA Corp.	3,703,321	645,859,182
NXP Semiconductors NV	38,355	7,550,565
ON Semiconductor Corp. (a) (b)	60,048	3,718,172
Qnity Electronics, Inc. - Class W/I	31,922	3,683,160
QUALCOMM, Inc.	162,610	20,940,916
Skyworks Solutions, Inc. (a)	22,917	1,227,205
Teradyne, Inc.	23,867	7,075,611
Texas Instruments, Inc.	138,310	26,851,503
		1,232,405,403
Software — 8.1%
Adobe, Inc. (b)	62,560	15,207,085
Security Description	Shares	Value
Software—(Continued)
AppLovin Corp. - Class A (a) (b)	41,301	$16,437,798
Autodesk, Inc. (b)	32,309	7,734,775
Cadence Design Systems, Inc. (b)	41,483	11,526,881
Crowdstrike Holdings, Inc. - Class A (b)	38,420	14,999,552
Datadog, Inc. - Class A (b)	50,029	5,905,923
Fair Isaac Corp. (b)	3,616	3,860,225
Fortinet, Inc. (b)	96,332	7,872,251
Gen Digital, Inc.	83,995	1,581,626
Intuit, Inc. (a)	42,409	18,336,803
Microsoft Corp.	1,131,666	418,908,803
Oracle Corp.	258,426	38,017,049
Palantir Technologies, Inc. - Class A (b)	348,132	50,924,749
Palo Alto Networks, Inc. (b)	123,150	19,743,408
PTC, Inc. (b)	18,134	2,583,914
Roper Technologies, Inc.	16,246	5,748,810
Salesforce, Inc. (a)	142,799	26,656,289
ServiceNow, Inc. (b)	159,410	16,666,315
Synopsys, Inc. (a) (b)	29,157	11,560,167
Trimble, Inc. (b)	36,259	2,365,175
Tyler Technologies, Inc. (b)	6,558	2,245,328
Workday, Inc. - Class A (b)	32,461	4,217,333
		703,100,259
Specialized REITs — 0.8%
American Tower Corp.	71,345	12,312,720
Crown Castle, Inc. (a)	66,367	5,396,301
Digital Realty Trust, Inc.	49,216	8,869,215
Equinix, Inc.	14,974	14,678,114
Extra Space Storage, Inc. (a)	32,346	4,241,531
Iron Mountain, Inc. (a)	45,085	4,604,982
Public Storage (a)	24,072	6,520,623
SBA Communications Corp.	16,237	2,794,550
VICI Properties, Inc.	162,886	4,450,046
Weyerhaeuser Co.	109,808	2,682,609
		66,550,691
Specialty Retail — 1.7%
AutoZone, Inc. (b)	2,525	8,528,895
Best Buy Co., Inc.	29,697	1,906,547
Carvana Co. (a) (b)	21,553	6,775,832
Home Depot, Inc.	151,716	49,897,875
Lowe's Cos., Inc.	85,489	20,199,341
O'Reilly Automotive, Inc. (b)	128,306	11,843,927
Ross Stores, Inc.	49,293	10,678,343
TJX Cos., Inc.	169,235	27,026,829
Tractor Supply Co. (a)	80,528	3,647,918
Ulta Beauty, Inc. (b)	6,761	3,534,042
Williams-Sonoma, Inc.	18,193	3,317,130
		147,356,679
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	2,237,406	567,831,269
Dell Technologies, Inc. - Class C	45,291	7,433,612
Hewlett Packard Enterprise Co.	202,510	4,821,763
HP, Inc. (a)	139,900	2,687,479
NetApp, Inc.	30,184	3,090,540
BHFTII-234

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (f)—4.6%
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals—(Continued)
Sandisk Corp. (b)	22,495	$14,291,973
Seagate Technology Holdings PLC (a)	33,234	13,019,752
Super Micro Computer, Inc. (a) (b)	76,680	1,746,003
Western Digital Corp. (a)	51,669	13,975,948
		628,898,339
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. (b)	21,633	2,165,247
Lululemon Athletica, Inc. (b)	16,268	2,490,631
NIKE, Inc. - Class B	181,584	9,591,267
Ralph Lauren Corp.	5,891	2,026,445
Tapestry, Inc.	30,855	4,353,949
		20,627,539
Tobacco — 0.6%
Altria Group, Inc.	255,829	16,882,156
Philip Morris International, Inc.	237,238	39,224,931
		56,107,087
Trading Companies & Distributors — 0.3%
Fastenal Co.	174,982	8,119,165
United Rentals, Inc.	9,601	6,994,905
WW Grainger, Inc.	6,667	7,272,430
		22,386,500
Water Utilities — 0.0%
American Water Works Co., Inc. (a)	29,744	4,047,861
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	72,207	15,165,636
Total Common Stocks (Cost $3,094,957,124)		8,519,051,894

Investment Companies—1.0%
Exchange-Traded Funds — 1.0%
State Street SPDR S&P 500 ETF Trust (a)	133,000	86,495,220
Total Investment Companies (Cost $92,022,468)		86,495,220

Short-Term Investments—0.7%
Discount Note—0.1%
Federal Home Loan Bank
Zero Coupon, 04/01/26 (e)	3,800,000	3,799,621
U.S. Treasury—0.6%
U.S. Treasury Bills
3.627%, 04/16/26 (e)	9,000,000	8,986,403
3.631%, 04/16/26 (e)	43,300,000	43,234,581
		52,220,984
Total Short-Term Investments (Cost $56,020,953)		56,020,605

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (g)	100,000	$100,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (g)	15,000,000	15,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (g)	10,000,000	10,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (g)	2,100,000	2,100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (g)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.580% (g)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (g)	10,000,000	10,000,000
		39,200,000

Certificates of Deposit—0.7%
Bank of Montreal
3.980%, SOFR + 0.350%, 05/14/26 (h)	6,000,000	5,999,993
4.010%, SOFR + 0.380%, 11/19/26 (h)	2,000,000	2,000,760
4.020%, SOFR + 0.390%, 05/05/26 (h)	3,000,000	3,000,486
Bank of Nova Scotia
3.960%, SOFR + 0.330%, 07/22/26 (h)	3,000,000	2,999,972
3.970%, SOFR + 0.340%, 09/21/26 (h)	4,000,000	3,999,996
BNP Paribas SA
3.760%, 05/12/26	4,000,000	3,999,876
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	5,000,000	4,961,150
Mizuho Bank Ltd.
3.850%, SOFR + 0.220%, 04/10/26 (h)	3,000,000	2,999,943
MUFG Bank Ltd.
3.820%, SOFR + 0.190%, 08/07/26 (h)	4,000,000	3,998,364
Royal Bank of Canada
3.920%, SOFR + 0.290%, 02/05/27 (h)	2,000,000	1,998,274
4.010%, SOFR + 0.380%, 05/01/26 (h)	3,000,000	3,000,297
Sumitomo Mitsui Banking Corp.
3.820%, SOFR + 0.190%, 08/19/26 (h)	2,000,000	1,999,058
3.840%, SOFR + 0.210%, 07/24/26 (h)	2,000,000	1,999,488
3.980%, SOFR + 0.350%, 09/25/26 (h)	3,000,000	3,000,288
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	2,000,000	1,983,800
3.820%, 04/27/26	3,000,000	3,000,019
3.830%, 04/17/26	3,000,000	3,000,240
3.830%, SOFR + 0.200%, 07/27/26 (h)	5,000,000	4,998,855
3.960%, 06/05/26	2,000,000	2,000,502
Svenska Handelsbanken AB
3.940%, SOFR + 0.310%, 09/25/26 (h)	2,000,000	1,999,800
Toronto-Dominion Bank
4.080%, SOFR + 0.450%, 04/23/26 (h)	1,000,000	1,000,141
		63,941,302
Commercial Paper—0.3%
Britannia Funding Co. LLC
3.740%, 04/10/26	2,000,000	1,997,864
Concord Minutemen Capital Co. LLC
4.010%, SOFR + 0.380%, 06/18/26 (h)	2,000,000	1,999,996
BHFTII-235

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
ING U.S. Funding LLC
3.960%, SOFR + 0.330%, 09/18/26 (h)	6,000,000	$5,999,700
Ionic Funding LLC
3.720%, 04/01/26	4,000,000	3,999,568
Verto Capital I-A LLC
3.720%, 04/02/26	2,000,000	1,999,578
3.790%, 05/12/26	1,000,000	995,457
3.800%, 04/24/26	7,000,000	6,981,926
Westpac Banking Corp.
4.030%, SOFR + 0.400%, 04/10/26 (h)	2,000,000	2,000,118
		25,974,207
Repurchase Agreements—2.6%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $10,001,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $3,000,308; collateralized by various Common Stock with an aggregate market value of $3,336,843	3,000,000	3,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $28,002,932; collateralized by various Common Stock with an aggregate market value of $31,143,869	28,000,000	28,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.550%, due on 04/01/26 with a maturity value of $20,001,972; collateralized by U.S. Treasury Note at 4.000%, maturing 07/31/29, with a market value of $20,400,007	20,000,000	20,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $20,002,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $20,400,265	20,000,000	20,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $20,424,472; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $20,400,265	20,000,000	20,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $55,549	50,000	50,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $12,001,260; collateralized by various Common Stock with an aggregate market value of $13,375,544	12,000,000	$12,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $2,000,210; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.625%, maturity dates ranging from 06/30/26 - 08/15/35, and an aggregate market value of $2,047,278	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $52,038,422; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $55,541,787	52,000,000	52,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $8,161,699; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $8,324,934	8,160,872	8,160,872
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $44,032,768; collateralized by various Common Stock with an aggregate market value of $49,045,703	44,000,000	44,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $6,022,808; collateralized by various Common Stock with an aggregate market value of $6,667,391	6,000,000	6,000,000
		227,210,872
Time Deposits—0.5%
Credit Agricole CIB
3.630%, 04/01/26	12,000,000	12,000,000
DZ Bank AG
3.610%, 04/01/26	15,000,000	15,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 04/07/26 (h)	6,000,000	6,000,000
Svenska NY
3.610%, 04/01/26	12,000,000	12,000,000
		45,000,000
Total Securities Lending Reinvestments (Cost $401,331,698)		401,326,381
Total Investments—104.6% (Cost $3,644,332,243)		9,062,894,100
Other assets and liabilities (net)—(4.6)%		(397,983,582)
Net Assets—100.0%		$8,664,910,518

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $512,203,315 and the collateral received consisted of cash in the amount of $401,278,752 and non-cash collateral with a value of $111,346,113. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending

BHFTII-236

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)

Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $34,423,200.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
MetLife, Inc.	$6,808,259	$(174,645)	$87,224	$(788,279)	$5,932,559

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
MetLife, Inc.	$48,945	83,888
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/18/26	147	USD	48,295,013	$(1,904,494)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$8,519,051,894	$—	$—	$8,519,051,894
Total Investment Companies*	86,495,220	—	—	86,495,220
Total Short-Term Investments*	—	56,020,605	—	56,020,605
Securities Lending Reinvestments
Short-Term Investment Funds	39,200,000	—	—	39,200,000
Certificates of Deposit	—	63,941,302	—	63,941,302
Commercial Paper	—	25,974,207	—	25,974,207
Repurchase Agreements	—	227,210,872	—	227,210,872
Time Deposits	—	45,000,000	—	45,000,000
Total Securities Lending Reinvestments	39,200,000	362,126,381	—	401,326,381
Total Investments	$8,644,747,114	$418,146,986	$—	$9,062,894,100
Collateral for Securities Loaned (Liability)	$—	$(401,278,752)	$—	$(401,278,752)
BHFTII-237

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,904,494)	$—	$—	$(1,904,494)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-238

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—57.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.7%
Boeing Co. (a)	6,128	$1,219,656
General Dynamics Corp.	10,158	3,486,429
L3Harris Technologies, Inc.	15,318	5,287,007
		9,993,092
Automobile Components — 1.6%
Aptiv PLC (a) (b)	66,540	4,620,537
Lear Corp.	38,959	4,717,156
		9,337,693
Banks — 4.1%
Bank of America Corp.	188,595	9,194,006
JPMorgan Chase & Co.	22,053	6,487,110
PNC Financial Services Group, Inc.	24,897	5,180,817
Wells Fargo & Co.	31,224	2,485,743
		23,347,676
Beverages — 1.0%
Constellation Brands, Inc. - Class A	23,909	3,586,350
Diageo PLC	104,913	1,949,316
		5,535,666
Building Products — 0.8%
Masco Corp.	75,154	4,537,047
Capital Markets — 5.3%
Charles Schwab Corp.	155,860	14,647,723
CME Group, Inc.	3,505	1,035,202
Goldman Sachs Group, Inc.	4,328	3,661,444
Morgan Stanley	19,821	3,261,942
Northern Trust Corp.	52,981	7,394,558
		30,000,869
Chemicals — 1.2%
Axalta Coating Systems Ltd. (a)	160,319	4,440,836
PPG Industries, Inc.	23,988	2,563,838
		7,004,674
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc. - Class A (b)	103,179	1,758,170
Target Corp.	21,352	2,587,862
U.S. Foods Holding Corp. (a)	23,541	2,170,716
		6,516,748
Containers & Packaging — 0.7%
Avery Dennison Corp.	10,317	1,781,540
Smurfit Westrock PLC	48,454	1,930,892
		3,712,432
Distributors — 0.5%
LKQ Corp. (b)	97,705	2,869,596
Diversified Telecommunication Services — 1.1%
Comcast Corp. - Class A	225,475	6,473,387
Security Description	Shares	Value
Electric Utilities — 2.4%
Duke Energy Corp.	35,443	$4,640,906
Exelon Corp.	49,504	2,426,686
PG&E Corp.	361,608	6,353,453
		13,421,045
Electrical Equipment — 0.3%
Eaton Corp. PLC (b)	5,316	1,901,374
Energy Equipment & Services — 0.2%
SLB Ltd.	22,228	1,142,297
Entertainment — 0.4%
Warner Bros Discovery, Inc. (a)	93,281	2,561,496
Financial Services — 0.7%
Fidelity National Information Services, Inc.	62,358	2,925,214
Fiserv, Inc. (a)	21,152	1,180,281
		4,105,495
Food Products — 0.2%
Tyson Foods, Inc. - Class A	20,887	1,338,230
Ground Transportation — 1.0%
Union Pacific Corp.	22,684	5,503,592
Health Care Equipment & Supplies — 3.6%
Becton Dickinson & Co.	62,316	9,797,945
Medtronic PLC	122,585	10,621,990
		20,419,935
Health Care Providers & Services — 1.8%
Cigna Group	33,099	8,829,158
Humana, Inc.	8,684	1,505,719
		10,334,877
Hotels, Restaurants & Leisure — 0.3%
Airbnb, Inc. - Class A (a)	11,430	1,443,380
Household Durables — 0.2%
Mohawk Industries, Inc. (a) (b)	12,532	1,233,901
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	14,722	3,327,614
Insurance — 4.3%
Aon PLC - Class A	25,594	8,261,231
Chubb Ltd.	21,881	7,131,675
Principal Financial Group, Inc.	11,902	1,072,489
Travelers Cos., Inc.	6,109	1,781,873
Willis Towers Watson PLC	22,016	6,400,051
		24,647,319
IT Services — 1.3%
Accenture PLC - Class A	17,022	3,375,293
Amdocs Ltd. (b)	18,728	1,222,189
BHFTII-239

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
Cognizant Technology Solutions Corp. - Class A	42,288	$2,594,369
		7,191,851
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	13,928	1,587,513
ICON PLC (a) (b)	25,272	2,796,600
Waters Corp. (a)	12,880	3,835,664
		8,219,777
Machinery — 0.8%
AGCO Corp.	17,777	2,059,821
Flowserve Corp.	17,670	1,298,922
Techtronic Industries Co. Ltd.	82,000	1,091,473
		4,450,216
Media — 1.8%
Omnicom Group, Inc.	130,280	9,811,387
Versant Media Group, Inc. (a)	9,019	333,883
		10,145,270
Metals & Mining — 0.4%
Glencore PLC (a)	272,096	2,073,373
Multi-Utilities — 1.0%
National Grid PLC	280,393	4,727,130
Sempra	10,066	978,113
		5,705,243
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	20,590	4,260,071
ConocoPhillips	75,861	10,013,652
Diamondback Energy, Inc.	12,746	2,521,031
Exxon Mobil Corp.	41,874	7,104,343
Suncor Energy, Inc.	30,508	2,017,857
		25,916,954
Passenger Airlines — 0.4%
Delta Air Lines, Inc.	33,087	2,199,624
Personal Care Products — 1.5%
Kenvue, Inc.	499,447	8,610,466
Pharmaceuticals — 3.9%
Johnson & Johnson	32,539	7,953,833
Organon & Co.	34,047	203,942
Pfizer, Inc.	419,386	11,776,359
Roche Holding AG	5,768	2,277,586
		22,211,720
Professional Services — 0.3%
Equifax, Inc.	5,297	953,831
Leidos Holdings, Inc.	6,045	940,118
		1,893,949
Security Description	Shares/ Principal Amount*	Value
Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp. (a)	65,575	$2,893,825
NXP Semiconductors NV	23,048	4,537,229
		7,431,054
Software — 2.5%
Microsoft Corp.	27,712	10,258,151
Salesforce, Inc.	21,836	4,076,126
		14,334,277
Tobacco — 1.5%
Altria Group, Inc.	22,144	1,461,282
Philip Morris International, Inc.	42,690	7,058,365
		8,519,647
Total Common Stocks (Cost $266,156,614)		329,612,856

Corporate Bonds & Notes—13.3%
Aerospace/Defense — 0.3%
BAE Systems PLC
3.400%, 04/15/30 (144A) (b)	336,000	322,186
Boeing Co.
5.805%, 05/01/50 (b)	253,000	244,582
6.528%, 05/01/34 (b)	553,000	602,406
6.858%, 05/01/54 (b)	221,000	243,227
		1,412,401
Agriculture — 0.4%
BAT International Finance PLC
4.448%, 03/16/28 (b)	1,364,000	1,364,544
Philip Morris International, Inc.
5.125%, 11/17/27 (b)	233,000	236,124
5.125%, 02/15/30 (b)	307,000	313,245
5.625%, 11/17/29	114,000	118,489
5.750%, 11/17/32 (b)	481,000	506,358
		2,538,760
Auto Manufacturers — 0.2%
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A)	1,012,000	855,296
Banks — 2.2%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (c)	900,000	800,747
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (c)	258,000	254,482
6.720%, SOFR + 3.180%, 01/18/29 (b) (c)	628,000	650,637
7.146%, SOFR + 2.520%, 07/13/27 (b) (c)	239,000	240,612
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (c)	834,000	736,233
2.600%, 02/07/30	623,000	579,529
HSBC Holdings PLC
4.700%, 5Y H15 + 3.250%, 03/09/31 (c)	332,000	302,415
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (b) (c)	1,455,000	1,293,369
BHFTII-240

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
JPMorgan Chase & Co.
2.963%, SOFR + 1.260%, 01/25/33 (c)	558,000	$506,230
3.897%, 3M TSFR + 1.482%, 01/23/49 (c)	323,000	248,031
5.766%, SOFR + 1.490%, 04/22/35 (c)	838,000	872,848
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (b) (c)	920,000	823,028
5.615%, 1Y H15 + 1.270%, 04/24/36 (b) (c)	217,000	222,073
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (c)	722,000	670,394
2.943%, SOFR + 1.290%, 01/21/33 (c)	922,000	829,005
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29 (b)	1,536,000	1,457,044
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	2,090,000	1,841,438
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (c)	439,000	450,027
		12,778,142
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38 (b)	213,000	198,322
8.000%, 11/15/39	871,000	1,088,566
Diageo Capital PLC
2.375%, 10/24/29 (b)	835,000	780,834
		2,067,722
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.500%, 03/15/30	52,000	48,098
Masco Corp.
2.000%, 02/15/31 (b)	1,141,000	1,005,415
Vulcan Materials Co.
3.500%, 06/01/30	119,000	114,071
		1,167,584
Chemicals — 0.0%
RPM International, Inc.
2.950%, 01/15/32	231,000	207,660
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.500%, 08/11/32 (144A)	1,117,000	1,132,649
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	201,000	228,521
Experian Finance PLC
4.250%, 02/01/29 (144A) (b)	533,000	529,019
Global Payments, Inc.
2.900%, 11/15/31	215,000	188,391
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	574,000	570,837
5.750%, 04/01/33	419,000	433,629
		3,083,046
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
4.900%, 03/22/33 (b)	216,000	217,738
Security Description	Principal Amount*	Value
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	1,534,000	$1,517,103
3.650%, 07/21/27	320,000	316,580
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A)	599,000	592,235
4.375%, 05/01/26 (144A)	215,000	214,989
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (b) (c)	1,286,000	1,238,298
Charles Schwab Corp.
5.853%, SOFR + 2.500%, 05/19/34 (b) (c)	1,257,000	1,320,184
Intercontinental Exchange, Inc.
2.100%, 06/15/30 (b)	614,000	558,459
LPL Holdings, Inc.
4.375%, 05/15/31 (144A) (b)	1,122,000	1,073,256
		6,831,104
Electric — 1.2%
American Electric Power Co., Inc.
5.950%, 11/01/32 (b)	344,000	363,142
Brazos Securitization LLC
5.243%, 03/01/43 (144A)	448,000	444,396
Consumers Securitization Funding LLC
5.550%, 03/01/28	96,708	97,466
Duke Energy Carolinas LLC
4.950%, 01/15/33 (b)	1,154,000	1,171,426
Duke Energy Corp.
4.500%, 08/15/32 (b)	818,000	805,116
Electricite de France SA
6.900%, 05/23/53 (144A)	200,000	213,951
Empire District Bondco LLC
4.943%, 01/01/35	281,947	285,686
Exelon Corp.
4.050%, 04/15/30 (b)	498,000	487,698
Georgia Power Co.
3.700%, 01/30/50	40,000	29,262
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A) (b)	256,000	229,973
5.100%, 01/15/35 (b)	176,000	175,924
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29 (b)	605,000	626,404
Pacific Gas & Electric Co.
2.100%, 08/01/27	135,000	130,837
2.500%, 02/01/31 (b)	470,000	421,216
3.000%, 06/15/28 (b)	422,000	408,280
3.300%, 08/01/40 (b)	309,000	231,089
Virginia Power Fuel Securitization LLC
5.088%, 05/01/29	182,772	183,645
Xcel Energy, Inc.
3.400%, 06/01/30 (b)	323,000	308,411
		6,613,922
Electronics — 0.1%
Arrow Electronics, Inc.
2.950%, 02/15/32 (b)	753,000	665,318
BHFTII-241

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Environmental Control — 0.3%
Republic Services, Inc.
1.450%, 02/15/31 (b)	253,000	$219,364
Waste Management, Inc.
4.875%, 02/15/34 (b)	1,541,000	1,558,200
		1,777,564
Food — 0.2%
Mars, Inc.
5.200%, 03/01/35 (144A)	1,181,000	1,192,244
Gas — 0.1%
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (b)	340,000	305,159
NiSource, Inc.
5.650%, 02/01/45	136,000	131,587
		436,746
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	200,000	184,985
Boston Scientific Corp.
2.650%, 06/01/30 (b)	439,000	409,028
		594,013
Healthcare-Services — 0.5%
Adventist Health System
5.430%, 03/01/32 (b)	731,000	742,337
Cigna Group
3.200%, 03/15/40	165,000	127,829
HCA, Inc.
5.125%, 06/15/39	488,000	459,902
Humana, Inc.
5.875%, 03/01/33	401,000	409,735
Northwell Healthcare, Inc.
3.979%, 11/01/46	51,000	39,615
4.260%, 11/01/47 (b)	379,000	307,031
UnitedHealth Group, Inc.
5.000%, 04/15/34 (b)	555,000	555,434
		2,641,883
Insurance — 1.2%
AIA Group Ltd.
3.375%, 04/07/30 (144A)	804,000	777,361
Aon Corp.
4.500%, 12/15/28	528,000	530,428
Brown & Brown, Inc.
4.200%, 03/17/32 (b)	622,000	587,116
5.550%, 06/23/35 (b)	151,000	150,799
Corebridge Financial, Inc.
3.900%, 04/05/32 (b)	958,000	898,408
5.750%, 01/15/34 (b)	356,000	365,142
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32	1,171,000	1,201,296
6.000%, 12/07/33	24,000	25,074
Liberty Mutual Group, Inc.
3.951%, 10/15/50 (144A)	334,000	242,415
Security Description	Principal Amount*	Value
Insurance—(Continued)
Marsh & McLennan Cos., Inc.
4.950%, 03/15/36 (b)	716,000	$709,232
Sammons Financial Group, Inc.
4.750%, 04/08/32 (144A) (b)	171,000	162,908
6.875%, 04/15/34 (144A) (b)	853,000	903,127
		6,553,306
Lodging — 0.2%
Las Vegas Sands Corp.
3.900%, 08/08/29 (b)	281,000	270,751
Marriott International, Inc.
2.750%, 10/15/33 (b)	479,000	413,972
2.850%, 04/15/31	2,000	1,831
4.625%, 06/15/30 (b)	586,000	586,065
		1,272,619
Machinery-Diversified — 0.1%
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28	665,000	666,950
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.384%, 10/23/35	316,000	320,893
Time Warner Cable Enterprises LLC
8.375%, 07/15/33 (b)	597,000	675,969
		996,862
Mining — 0.5%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	1,340,000	1,222,533
3.875%, 03/16/29 (144A) (b)	200,000	195,963
5.625%, 04/01/30 (144A)	524,000	540,336
Glencore Funding LLC
2.500%, 09/01/30 (144A) (b)	469,000	426,481
2.850%, 04/27/31 (144A) (b)	194,000	176,574
		2,561,887
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.721%, 01/12/32	1,229,000	1,110,559
Diamondback Energy, Inc.
5.400%, 04/18/34 (b)	352,000	357,349
Eni SpA
4.750%, 09/12/28 (144A) (b)	1,046,000	1,053,613
EQT Corp.
5.750%, 02/01/34 (b)	842,000	868,046
Phillips 66 Co.
2.150%, 12/15/30 (b)	846,000	758,442
Santos Finance Ltd.
5.750%, 11/13/35 (144A)	244,000	244,566
		4,392,575
Pipelines — 0.5%
Enbridge, Inc.
5.625%, 04/05/34 (b)	824,000	849,947
BHFTII-242

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30	543,000	$523,219
5.700%, 09/15/34	242,000	247,195
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	137,000	136,005
Spectra Energy Partners LP
3.375%, 10/15/26	220,000	218,898
Targa Resources Corp.
4.200%, 02/01/33	221,000	209,229
6.125%, 03/15/33	652,000	689,542
		2,874,035
Real Estate Investment Trusts — 0.7%
Boston Properties LP
2.550%, 04/01/32 (b)	363,000	311,498
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	517,000	503,015
4.125%, 05/15/29 (b)	47,000	46,362
Crown Castle, Inc.
3.650%, 09/01/27	789,000	779,557
Equinix, Inc.
1.800%, 07/15/27	397,000	383,560
2.500%, 05/15/31	505,000	450,747
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29	480,000	484,163
Public Storage Operating Co.
5.100%, 08/01/33 (b)	1,143,000	1,167,268
Realty Income Corp.
3.250%, 01/15/31	142,000	133,523
		4,259,693
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A) (b)	670,000	528,305
Genuine Parts Co.
2.750%, 02/01/32 (b)	1,005,000	871,056
		1,399,361
Semiconductors — 0.1%
Broadcom, Inc.
4.926%, 05/15/37 (144A)	817,000	792,427
Software — 0.4%
Fiserv, Inc.
2.650%, 06/01/30	184,000	167,542
Oracle Corp.
4.900%, 02/06/33 (b)	219,000	207,544
5.200%, 09/26/35 (b)	670,000	628,457
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	394,000	351,625
Salesforce, Inc.
5.200%, 03/15/33	358,000	357,389
5.550%, 03/15/36	358,000	356,886
6.400%, 03/15/46	238,000	239,648
		2,309,091
Security Description	Principal Amount*	Value
Telecommunications — 0.5%
NTT Finance Corp.
5.502%, 07/16/35 (144A) (b)	200,000	$202,846
Rogers Communications, Inc.
3.800%, 03/15/32	993,000	926,953
T-Mobile USA, Inc.
2.050%, 02/15/28 (b)	561,000	538,096
Verizon Communications, Inc.
3.150%, 03/22/30	289,000	275,254
4.812%, 03/15/39 (b)	535,000	498,697
Vodafone Group PLC
5.625%, 02/10/53 (b)	219,000	204,508
		2,646,354
Total Corporate Bonds & Notes (Cost $78,842,067)		75,806,303

U.S. Treasury & Government Agencies—10.0%
U.S. Treasury — 10.0%
U.S. Treasury Bonds
1.875%, 11/15/51	650,000	357,068
2.250%, 08/15/46	11,800,000	7,691,664
2.250%, 02/15/52	2,200,000	1,325,844
2.500%, 02/15/45	68,000	47,688
2.875%, 05/15/43	2,550,000	1,958,420
2.875%, 11/15/46	2,439,000	1,782,852
4.000%, 11/15/42	900,000	814,394
4.000%, 11/15/52	1,100,000	945,098
4.125%, 08/15/53	1,100,000	964,648
4.250%, 02/15/54	5,320,000	4,765,556
4.500%, 02/15/44	1,400,000	1,338,805
4.500%, 11/15/54	4,100,000	3,830,297
4.750%, 11/15/53	3,200,000	3,111,375
U.S. Treasury Notes
3.375%, 12/31/27 (b)	1,400,000	1,389,227
4.000%, 11/15/35 (b)	2,350,000	2,292,352
4.125%, 07/31/28	5,000,000	5,034,375
4.250%, 06/30/29	7,200,000	7,287,187
4.250%, 11/15/34	7,000,000	6,998,086
4.500%, 04/15/27 (d)	1,500,000	1,511,420
4.500%, 05/31/29	3,860,000	3,934,787
Total U.S. Treasury & Government Agencies (Cost $61,681,481)		57,381,143

Agency Sponsored Mortgage-Backed Securities—9.4% of Net Assets
Agency Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/15/39	22,899	21,959
3.500%, 08/15/42	94,813	89,346
4.500%, 12/15/40 (e)	3,605	332
5.000%, 01/15/40	31,356	31,697
5.500%, 02/15/36 (e)	10,423	1,578
BHFTII-243

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	86,682	$76,273
3.500%, 10/25/58	81,139	77,228
Federal National Mortgage Association Connecticut Avenue Securities Trust
4.662%, SOFR30A + 1.000%, 02/25/45 (144A) (c)	192,163	191,866
Federal National Mortgage Association REMICS
2.000%, 04/25/46	34,388	31,987
3.000%, 02/25/33 (e)	36,505	2,361
3.250%, 05/25/40	16,685	15,855
4.000%, 10/25/40	22,816	22,567
4.000%, 07/25/46 (e)	64,059	11,515
5.562%, SOFR30A + 1.900%, 11/25/53 (c)	336,345	345,143
Government National Mortgage Association REMICS
3.890%, 1M TSFR + 0.214%, 09/20/41 (c)	166,850	164,333
4.000%, 07/20/41	34,625	33,844
4.403%, SOFR30A + 0.730%, 02/20/56 (c)	594,031	593,012
4.473%, SOFR30A + 0.800%, 02/20/66 (c)	469,159	468,715
4.500%, 09/20/41	22,134	22,176
4.523%, SOFR30A + 0.850%, 09/20/65 (c)	363,185	364,219
		2,566,006
Agency Mortgage-Backed Securities — 8.9%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/51	89,337	69,360
1.500%, 10/01/51	149,253	115,352
2.000%, 02/01/42	376,678	326,773
2.000%, 08/01/51	418,575	340,389
2.000%, 02/01/52	694,322	563,184
2.500%, 04/01/48	51,048	44,203
2.500%, 10/01/51	229,480	196,695
2.500%, 12/01/51	2,053,004	1,732,223
2.500%, 03/01/52	199,559	168,702
2.500%, 04/01/52	452,318	382,141
2.500%, 09/01/52	52,004	44,056
3.000%, 01/01/38	136,285	128,477
3.000%, 10/01/42	186,650	170,947
3.000%, 04/01/43	426,321	390,781
3.000%, 05/01/43	371,320	340,211
3.000%, 05/01/46	152,373	138,029
3.000%, 10/01/46	345,428	313,022
3.000%, 11/01/46	367,805	332,740
3.000%, 03/01/48	31,982	28,657
3.000%, 04/01/52	144,800	127,529
3.000%, 06/01/52	683,944	602,099
3.500%, 11/01/37	93,039	89,732
3.500%, 02/01/42	142,844	135,101
3.500%, 04/01/42	79,395	75,141
3.500%, 12/01/42	111,978	106,117
3.500%, 07/01/43	12,719	11,985
3.500%, 08/01/43	158,167	148,873
3.500%, 12/01/45	86,049	80,833
3.500%, 12/01/46	417,150	390,101
3.500%, 05/01/52	71,395	66,119
4.000%, 08/01/37	25,543	25,075
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 11/01/40	115,343	$111,563
4.000%, 01/01/41	240,644	232,125
4.000%, 04/01/44	91,828	88,570
4.000%, 08/01/47	150,033	143,691
4.500%, 04/01/35	8,421	8,345
4.500%, 03/01/39	143,753	143,117
4.500%, 07/01/39	42,967	42,576
4.500%, 09/01/39	23,255	23,043
4.500%, 10/01/39	13,275	13,154
4.500%, 12/01/39	21,655	21,458
4.500%, 05/01/42	39,349	38,990
4.500%, 10/01/52	406,644	394,142
5.000%, 09/01/33	31,268	31,635
5.000%, 03/01/34	10,083	10,064
5.000%, 04/01/34	6,137	6,212
5.000%, 08/01/35	7,131	7,201
5.000%, 10/01/35	18,181	18,355
5.000%, 11/01/35	15,724	15,905
5.000%, 12/01/36	9,822	9,926
5.000%, 07/01/39	67,305	68,105
5.000%, 08/01/52	410,335	407,396
5.000%, 02/01/53	598,228	592,670
5.000%, 09/01/53	82,272	81,425
5.000%, 04/01/55	44,858	44,279
5.500%, 12/01/33	39,958	40,283
5.500%, 01/01/34	29,149	29,817
5.500%, 04/01/34	3,463	3,520
5.500%, 11/01/34	5,296	5,358
5.500%, 05/01/35	2,782	2,847
5.500%, 09/01/35	5,266	5,380
5.500%, 10/01/35	13,281	13,436
5.500%, 03/01/53	408,791	412,588
5.500%, 04/01/53	147,363	150,469
6.000%, 04/01/34	26,143	26,678
6.000%, 07/01/34	5,225	5,368
6.000%, 08/01/34	45,973	46,984
6.000%, 09/01/34	1,631	1,682
6.000%, 07/01/35	8,320	8,738
6.000%, 08/01/35	9,418	9,892
6.000%, 11/01/35	8,891	9,125
6.000%, 03/01/36	5,298	5,418
6.000%, 10/01/36	4,074	4,159
6.000%, 05/01/37	21,632	22,636
6.000%, 06/01/37	5,483	5,595
6.000%, 12/01/52	81,735	84,919
6.000%, 02/01/55	383,963	397,746
6.000%, 09/01/55	450,000	458,819
6.500%, 05/01/34	2,595	2,686
6.500%, 06/01/34	13,823	14,306
6.500%, 08/01/34	2,943	3,050
6.500%, 10/01/34	13,589	14,148
6.500%, 11/01/34	28,069	29,409
6.500%, 05/01/37	12,074	12,688
6.500%, 07/01/37	10,218	10,764
6.500%, 09/01/54	163,166	171,151
BHFTII-244

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.500%, 11/01/54	182,121	$189,754
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.196%, 11/25/27 (c) (e)	5,207,000	16,874
0.249%, 12/25/27 (c) (e)	3,235,000	13,983
0.275%, 11/25/27 (c) (e)	3,420,770	12,914
0.279%, 09/25/27 (c) (e)	3,341,000	16,988
0.285%, 11/25/32 (c) (e)	2,519,679	34,260
0.293%, 12/25/27 (c) (e)	3,579,000	19,299
0.316%, 11/25/27 (c) (e)	3,107,033	13,407
0.318%, 01/25/31 (c) (e)	1,551,449	18,205
0.326%, 08/25/27 (c) (e)	3,107,000	15,649
0.349%, 11/25/31 (c) (e)	2,325,421	39,947
0.357%, 12/25/27 (c) (e)	5,171,561	29,364
0.403%, 08/25/27 (c) (e)	1,920,431	9,612
0.496%, 12/25/31 (c) (e)	2,074,891	50,294
0.505%, 08/25/31 (c) (e)	482,183	11,149
0.509%, 03/25/31 (c) (e)	1,246,984	25,669
0.536%, 09/25/31 (c) (e)	1,578,796	41,110
0.561%, 07/25/27 (c) (e)	3,579,659	19,890
0.566%, 12/25/31 (c) (e)	3,517,256	95,031
0.638%, 06/25/27 (c) (e)	4,356,000	37,254
0.725%, 06/25/27 (c) (e)	1,310,079	8,206
0.732%, 03/25/31 (c) (e)	539,591	18,045
0.779%, 01/25/31 (c) (e)	658,188	22,835
0.854%, 09/25/31 (c) (e)	453,515	18,502
0.935%, 01/25/31 (c) (e)	441,180	17,445
0.938%, 07/25/31 (c) (e)	361,575	16,372
1.080%, 11/25/30 (c) (e)	400,945	17,941
1.081%, 07/25/29 (c) (e)	246,602	7,682
1.135%, 08/25/29 (c) (e)	1,540,149	51,864
1.168%, 09/25/30 (c) (e)	229,735	10,723
1.213%, 05/25/31 (c) (e)	240,722	13,111
1.341%, 06/25/30 (c) (e)	396,103	20,000
1.597%, 08/25/30 (c) (e)	357,560	22,086
1.666%, 05/25/30 (c) (e)	384,386	24,455
1.797%, 04/25/30 (c) (e)	300,000	19,550
1.799%, 05/25/30 (c) (e)	1,002,928	67,272
1.839%, 04/25/30 (c) (e)	808,011	53,678
Federal National Mortgage Association
1.500%, 02/01/42	27,019	23,054
2.000%, 02/01/42	545,780	473,409
2.000%, 03/01/42	341,840	296,260
2.000%, 04/01/42	583,696	506,041
2.000%, 08/01/50	187,705	152,745
2.000%, 02/01/51	61,038	50,207
2.000%, 04/01/51	157,045	127,601
2.000%, 10/01/51	63,240	51,251
2.000%, 12/01/51	56,626	45,862
2.000%, 02/01/52	329,806	266,884
2.000%, 04/01/52	88,924	71,783
2.500%, 11/01/31	10,135	9,761
2.500%, 07/01/37	177,754	168,092
2.500%, 03/01/42	260,674	234,208
2.500%, 04/01/42	410,788	368,851
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 01/01/50	400,573	$340,993
2.500%, 02/01/50	144,157	123,523
2.500%, 03/01/50	213,337	182,681
2.500%, 06/01/50	27,783	23,958
2.500%, 07/01/50	165,195	141,824
2.500%, 10/01/50	268,822	231,120
2.500%, 02/01/51	249,074	210,592
2.500%, 05/01/51	1,173,910	988,913
2.500%, 06/01/51	832,316	701,538
2.500%, 08/01/51	99,576	85,441
2.500%, 10/01/51	39,250	33,270
2.500%, 12/01/51	885,860	755,084
2.500%, 01/01/52	754,538	645,094
2.500%, 02/01/52	220,061	186,295
2.500%, 03/01/52	494,336	422,073
2.500%, 04/01/52	588,328	496,956
2.500%, 06/01/52	20,106	17,015
2.500%, 07/01/52	558,266	469,939
3.000%, 11/01/28	14,456	14,270
3.000%, 09/01/30	12,814	12,539
3.000%, 08/01/33	9,938	9,634
3.000%, 10/01/33	296,424	285,734
3.000%, 12/01/33	16,619	16,031
3.000%, 07/01/37	40,099	37,868
3.000%, 11/01/37	71,706	67,299
3.000%, 09/01/46	66,181	59,899
3.000%, 04/01/51	20,564	18,151
3.000%, 06/01/51	87,908	79,064
3.000%, 12/01/51	526,433	467,693
3.000%, 01/01/52	237,211	212,006
3.000%, 03/01/52	940,409	827,626
3.000%, 05/01/52	847,900	746,079
3.000%, 07/01/52	325,138	286,190
3.000%, 08/01/52	286,176	251,858
3.000%, 09/01/52	19,131	16,923
3.500%, 04/01/38	67,271	64,656
3.500%, 11/01/41	11,434	10,838
3.500%, 01/01/42	157,670	149,166
3.500%, 01/01/43	67,891	63,935
3.500%, 04/01/43	219,590	206,795
3.500%, 05/01/43	187,457	176,573
3.500%, 07/01/43	273,630	257,289
3.500%, 08/01/43	108,123	101,868
3.500%, 09/01/43	390,709	367,375
3.500%, 02/01/45	300,260	283,469
3.500%, 09/01/45	268,851	252,450
3.500%, 10/01/45	218,379	205,351
3.500%, 01/01/46	74,912	70,418
3.500%, 05/01/46	84,713	79,437
3.500%, 07/01/46	270,985	253,826
3.500%, 05/01/52	175,340	161,150
4.000%, 09/01/40	180,954	174,864
4.000%, 11/01/40	54,822	52,948
4.000%, 12/01/40	122,032	117,370
4.000%, 02/01/41	68,340	66,019
BHFTII-245

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 06/01/41	126,517	$122,194
4.000%, 11/01/41	54,515	52,652
4.000%, 01/01/42	393,137	379,601
4.000%, 04/01/42	38,558	37,230
4.000%, 10/01/42	47,985	46,331
4.000%, 12/01/42	48,942	47,253
4.000%, 01/01/43	58,775	56,636
4.000%, 04/01/43	12,722	12,284
4.000%, 05/01/43	112,084	108,181
4.000%, 06/01/43	50,304	48,584
4.000%, 07/01/43	44,756	43,204
4.000%, 04/01/44	29,345	28,326
4.000%, 05/01/44	99,351	95,902
4.000%, 11/01/44	37,482	36,101
4.000%, 06/01/47	128,769	122,370
4.500%, 08/01/33	28,042	27,978
4.500%, 03/01/34	81,663	80,982
4.500%, 07/01/38	158,999	158,295
4.500%, 01/01/40	27,825	27,485
4.500%, 08/01/40	5,803	5,739
4.500%, 02/01/41	34,618	34,260
4.500%, 04/01/41	107,618	106,505
4.500%, 11/01/42	25,637	25,372
4.500%, 01/01/43	64,279	63,615
4.500%, 04/01/44	408,267	404,046
4.500%, 06/01/44	36,864	36,421
4.500%, 09/01/52	343,406	333,404
5.000%, 11/01/33	16,047	16,216
5.000%, 03/01/34	14,056	14,160
5.000%, 05/01/34	4,669	4,721
5.000%, 08/01/34	5,710	5,731
5.000%, 09/01/34	22,378	22,545
5.000%, 06/01/35	13,760	13,877
5.000%, 07/01/35	46,667	47,067
5.000%, 08/01/35	15,563	15,700
5.000%, 09/01/35	10,861	10,961
5.000%, 10/01/35	40,516	40,855
5.000%, 07/01/39	15,669	15,779
5.000%, 10/01/39	24,296	24,578
5.000%, 11/01/39	12,409	12,541
5.000%, 11/01/40	21,896	22,096
5.000%, 03/01/41	16,986	17,152
5.000%, 02/01/53	382,898	379,193
5.500%, 02/01/33	1,136	1,142
5.500%, 05/01/33	493	496
5.500%, 06/01/33	34,149	34,625
5.500%, 07/01/33	25,956	26,388
5.500%, 11/01/33	16,333	16,626
5.500%, 01/01/34	10,001	10,133
5.500%, 02/01/34	21,607	22,000
5.500%, 03/01/34	8,091	8,132
5.500%, 04/01/34	10,936	10,991
5.500%, 05/01/34	31,989	32,194
5.500%, 06/01/34	64,785	65,168
5.500%, 07/01/34	17,049	17,267
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 09/01/34	95,298	$97,261
5.500%, 10/01/34	80,209	80,656
5.500%, 11/01/34	130,829	132,581
5.500%, 12/01/34	38,215	38,905
5.500%, 01/01/35	67,800	69,964
5.500%, 04/01/35	17,405	17,892
5.500%, 09/01/35	45,499	46,952
5.500%, 11/01/52	1,103,672	1,112,244
5.500%, 11/01/53	426,658	429,417
5.500%, 01/01/55	218,339	219,439
5.500%, 05/01/55	67,735	68,076
6.000%, 02/01/32	22,752	23,439
6.000%, 03/01/34	5,964	6,080
6.000%, 04/01/34	62,223	63,445
6.000%, 06/01/34	55,271	56,478
6.000%, 07/01/34	28,344	28,954
6.000%, 08/01/34	51,634	53,139
6.000%, 10/01/34	21,140	21,548
6.000%, 11/01/34	6,014	6,195
6.000%, 12/01/34	3,187	3,278
6.000%, 08/01/35	4,229	4,357
6.000%, 09/01/35	10,958	11,431
6.000%, 10/01/35	21,736	22,607
6.000%, 12/01/35	22,743	23,682
6.000%, 02/01/36	20,695	21,442
6.000%, 04/01/36	13,551	14,050
6.000%, 06/01/36	2,260	2,365
6.000%, 07/01/37	15,175	15,647
6.000%, 02/01/54	138,948	142,296
6.000%, 03/01/54	386,385	395,228
6.000%, 04/01/54	460,222	469,793
6.000%, 06/01/55	1,022,761	1,042,873
6.500%, 06/01/31	3,964	4,098
6.500%, 09/01/31	7,611	7,869
6.500%, 02/01/32	3,178	3,286
6.500%, 07/01/32	13,793	14,360
6.500%, 08/01/32	9,290	9,604
6.500%, 01/01/33	7,109	7,349
6.500%, 04/01/34	20,364	21,054
6.500%, 06/01/34	5,505	5,764
6.500%, 04/01/36	8,260	8,636
6.500%, 05/01/36	12,386	13,001
6.500%, 02/01/37	29,762	31,193
6.500%, 07/01/37	6,915	7,192
6.500%, 12/01/53	65,611	67,831
Government National Mortgage Association
2.000%, 11/20/50	299,289	247,383
2.000%, 01/20/52	942,752	779,252
2.500%, 08/20/51	211,036	181,670
2.500%, 09/20/51	859,859	740,520
2.500%, 02/20/52	843,729	726,361
3.000%, 04/20/45	62,040	56,363
3.000%, 04/20/46	28,216	25,520
3.000%, 08/20/46	31,113	28,206
3.000%, 09/20/46	70,282	63,714
BHFTII-246

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.000%, 11/20/47	331,199	$299,345
3.000%, 01/20/48	472,178	427,047
3.000%, 02/20/48	27,848	25,170
3.000%, 04/20/48	9,547	8,629
3.000%, 11/20/51	131,396	117,389
3.000%, 05/20/52	291,946	260,824
3.000%, 06/20/52	641,519	573,142
3.000%, 11/20/52	349,277	312,542
3.500%, 12/15/41	159,034	149,584
3.500%, 02/15/42	23,736	22,311
3.500%, 06/20/43	160,092	151,708
3.500%, 07/20/43	200,026	189,556
3.500%, 11/20/47	27,077	25,445
3.500%, 03/20/48	313,585	293,912
4.000%, 01/20/41	171,060	164,639
4.000%, 02/20/41	42,665	41,059
4.000%, 04/20/41	33,822	32,542
4.000%, 02/20/42	44,942	43,212
4.000%, 07/20/52	167,688	158,595
4.000%, 09/20/52	76,246	72,145
4.000%, 10/20/52	462,614	438,241
4.500%, 07/20/33	1,994	1,980
4.500%, 09/15/33	12,773	12,634
4.500%, 09/20/33	1,640	1,627
4.500%, 12/20/34	1,276	1,265
4.500%, 03/20/35	7,225	7,174
4.500%, 11/15/39	35,711	35,507
4.500%, 03/15/40	65,814	65,132
4.500%, 04/15/40	61,500	60,455
4.500%, 06/15/40	20,674	20,378
4.500%, 01/20/41	47,974	47,564
4.500%, 09/20/52	1,150,029	1,119,903
4.500%, 11/20/52	513,484	499,875
4.500%, 12/20/52	561,930	547,038
5.000%, 07/20/33	6,100	6,144
5.000%, 03/15/34	4,812	4,853
5.000%, 06/15/34	12,694	12,801
5.000%, 12/15/34	1,957	1,951
5.000%, 06/15/35	4,678	4,756
5.000%, 01/20/53	36,299	36,198
5.000%, 03/20/53	410,277	407,840
5.000%, 05/20/53	1,138,096	1,133,518
5.500%, 11/15/32	8,445	8,523
5.500%, 08/15/33	21,369	21,614
5.500%, 12/15/33	24,139	24,740
5.500%, 09/15/34	16,890	17,001
5.500%, 10/15/35	5,539	5,578
5.500%, 02/20/53	397,382	402,266
5.500%, 05/20/54	469,579	475,472
5.500%, 03/20/55	536,931	541,026
6.000%, 12/15/28	3,533	3,578
6.000%, 12/15/31	3,511	3,559
6.000%, 10/15/32	30,889	31,958
6.000%, 01/15/33	144	146
6.000%, 02/15/33	667	681
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
6.000%, 04/15/33	30,036	$31,176
6.000%, 08/15/33	109	110
6.000%, 07/15/34	13,938	14,260
6.000%, 09/15/34	10,828	10,938
6.000%, 01/20/35	8,623	9,027
6.000%, 02/20/35	4,465	4,635
6.000%, 04/20/35	8,034	8,416
6.000%, 01/15/38	35,280	36,949
Uniform Mortgage-Backed Security, TBA
1.500%, TBA (f)	850,000	655,762
5.500%, TBA (f)	700,000	703,224
		50,883,146
Total Agency Sponsored Mortgage-Backed Securities (Cost $57,872,755)		53,449,152

Asset-Backed Securities—4.2%
Asset-Backed - Automobile — 0.4%
AmeriCredit Automobile Receivables Trust
4.220%, 03/19/29 (144A)	157,000	157,097
ARI Fleet Lease Trust
6.050%, 07/15/32 (144A)	28,956	29,105
AutoNation Finance Trust
3.950%, 01/11/29 (144A)	254,000	253,776
Chesapeake Funding II LLC
5.650%, 05/15/35 (144A)	128,527	128,712
Credit Acceptance Auto Loan Trust
6.390%, 08/15/33 (144A)	45,756	45,857
Enterprise Fleet Financing LLC
4.000%, 10/20/28 (144A)	516,000	514,678
4.690%, 07/20/27 (144A)	103,926	104,153
6.400%, 03/20/30 (144A)	129,974	131,142
GLS Auto Select Receivables Trust
6.370%, 06/15/28 (144A)	5,770	5,780
Hyundai Auto Lease Securitization Trust
4.580%, 09/15/27 (144A)	286,955	287,533
Santander Drive Auto Receivables Trust
4.040%, 03/15/29	390,000	389,815
Stellantis Financial Underwritten Enhanced Lease Trust
4.630%, 07/20/27 (144A)	316,759	317,272
		2,364,920
Asset-Backed - Home Equity — 0.0%
Bayview Financial Revolving Asset Trust
5.388%, 1M TSFR + 1.714%, 12/28/40 (144A) (c)	62,320	160,229
GMACM Home Equity Loan Trust
5.805%, 10/25/36 (c)	14,521	14,542
Home Equity Loan Trust
3.413%, 12/25/35 (c)	20,344	260
		175,031
Asset-Backed - Other — 3.8%
Affirm Asset Securitization Trust
5.080%, 04/15/30 (144A)	16,537	16,546
BHFTII-247

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Arbor Realty Commercial Real Estate Notes Ltd.
5.772%, SOFR30A + 2.100%, 01/15/37 (144A) (c)	1,466,500	$1,467,439
BDS LLC
5.077%, 1M TSFR + 1.400%, 07/19/43 (144A) (c)	937,757	937,697
BSPRT Issuer Ltd.
5.722%, SOFR30A + 2.050%, 02/15/37 (144A) (c)	524,000	522,764
Business Jet Securities LLC
6.197%, 05/15/39 (144A)	177,911	180,251
Dryden 55 CLO Ltd.
4.954%, 3M TSFR + 1.282%, 04/15/31 (144A) (c)	219,553	219,529
Dryden 86 CLO Ltd.
5.268%, 3M TSFR + 1.600%, 07/17/34 (144A) (c)	1,450,285	1,450,429
LoanCore Issuer Ltd.
5.537%, 1M TSFR + 1.864%, 07/15/36 (144A) (c)	396,258	395,803
5.687%, 1M TSFR + 2.014%, 11/15/38 (144A) (c)	3,913,500	3,917,441
MF1 LLC
5.230%, 1M TSFR + 1.550%, 02/18/41 (144A) (c)	625,350	625,667
5.380%, 1M TSFR + 1.700%, 02/18/43 (144A) (c)	1,180,000	1,184,148
MF1 Ltd.
5.627%, 1M TSFR + 1.950%, 02/19/37 (144A) (c)	650,507	650,439
Neuberger Berman CLO XX Ltd.
4.822%, 3M TSFR + 1.150%, 04/15/39 (144A) (c)	600,000	598,532
OCP CLO Ltd.
5.318%, 3M TSFR + 1.650%, 01/26/38 (144A) (c)	4,041,128	4,040,975
OneMain Financial Issuance Trust
5.940%, 05/15/34 (144A)	49,124	49,202
Palmer Square Loan Funding Ltd.
4.810%, 3M TSFR + 1.150%, 08/08/32 (144A) (c)	1,329,638	1,328,132
Parallel Ltd.
5.468%, 3M TSFR + 1.800%, 07/20/36 (144A) (c)	523,330	523,313
Starwood Ltd.
5.472%, SOFR30A + 1.800%, 11/15/38 (144A) (c)	1,507,000	1,500,740
TRTX Issuer Ltd.
5.130%, 1M TSFR + 1.450%, 06/18/43 (144A) (c)	1,276,419	1,276,018
Voya Ltd.
5.384%, 3M TSFR + 1.712%, 10/15/30 (144A) (c)	560,470	560,567
		21,445,632
Total Asset-Backed Securities (Cost $23,905,360)		23,985,583

Non-Agency Mortgage-Backed Securities—3.2%
Collateralized Mortgage Obligations — 1.1%
Angel Oak Mortgage Trust
4.960%, 09/25/70 (144A) (c)	195,427	194,413
5.138%, 09/25/69 (144A) (g)	333,573	333,181
5.348%, 10/25/69 (144A) (g)	625,881	626,313
5.653%, 10/25/69 (144A) (g)	536,417	538,801
COLT Mortgage Loan Trust
5.123%, 08/25/69 (144A) (g)	374,342	373,757
JP Morgan Mortgage Trust
4.745%, 06/25/66 (144A) (c)	127,838	126,476
Morgan Stanley Residential Mortgage Loan Trust
4.809%, 12/25/70 (144A) (c)	205,790	203,855
5.152%, 07/25/70 (144A) (c)	591,847	590,520
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Residential Mortgage Loan Trust
5.241%, 11/25/70 (144A) (g)	193,116	$192,294
OBX Trust
5.021%, 10/25/65 (144A) (c)	265,987	264,989
5.316%, 10/25/64 (144A) (g)	212,574	213,134
5.441%, 05/25/65 (144A) (c)	253,965	254,756
5.547%, 12/25/64 (144A) (c)	293,946	295,095
PMT Loan Trust
4.812%, SOFR30A + 1.150%, 01/25/57 (144A) (c)	788,967	787,897
5.108%, SOFR30A + 1.450%, 03/25/57 (144A) (c)	350,945	350,145
Rate Mortgage Trust
5.212%, SOFR30A + 1.550%, 11/25/55 (144A) (c)	769,531	773,314
Verus Securitization Trust
4.935%, 10/27/70 (144A) (c)	130,569	129,929
5.364%, 10/25/69 (144A) (c)	133,013	133,214
		6,382,083
Commercial Mortgage-Backed Securities — 2.1%
ACRES Commercial Realty Issuer LLC
5.368%, 1M TSFR + 1.450%, 08/18/44 (144A) (c)	1,147,500	1,148,358
Arbor Realty Commercial Real Estate Notes LLC
5.170%, 1M TSFR + 1.500%, 09/20/43 (144A) (c)	226,662	226,945
5.420%, 1M TSFR + 1.750%, 09/20/43 (144A) (c)	100,000	100,061
ARDN Mortgage Trust
5.423%, 1M TSFR + 1.750%, 06/15/35 (144A) (c)	1,112,000	1,107,483
AREIT Trust
5.522%, SOFR30A + 1.850%, 01/20/37 (144A) (c)	892,000	889,246
Bank
5.745%, 08/15/56	533,187	554,654
Bank5
5.225%, 11/15/58	524,095	534,497
Benchmark Mortgage Trust
5.184%, 10/15/58	505,432	514,676
6.363%, 07/15/56 (c)	38,197	39,508
BX Commercial Mortgage Trust
5.053%, 1M TSFR + 1.380%, 08/15/42 (144A) (c)	681,340	681,340
BXMT Ltd.
5.093%, 1M TSFR + 1.414%, 05/15/38 (144A) (c)	1,532,500	1,525,515
Dwight Issuer LLC
5.342%, 1M TSFR + 1.662%, 06/18/42 (144A) (c)	638,500	640,470
ELM Trust
5.596%, 06/10/39 (144A) (c)	668,793	670,086
MF1 Trust
5.221%, 1M TSFR + 1.541%, 11/18/39 (144A) (c)	1,364,066	1,368,597
Morgan Stanley Bank of America Merrill Lynch Trust
3.536%, 11/15/52	519,442	512,743
MSWF Commercial Mortgage Trust
6.014%, 12/15/56 (c)	591,406	627,327
PLYM Commercial Mortgage Trust
4.923%, 1M TSFR + 1.250%, 03/15/43 (144A) (c)	593,000	590,035
PRM Trust
4.480%, 07/05/33 (144A) (c)	366,561	363,694
		12,095,235
Total Non-Agency Mortgage-Backed Securities (Cost $18,485,490)		18,477,318
BHFTII-248

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Preferred Stocks—0.5%

Security Description	Shares/ Principal Amount*	Value

Household Products — 0.5%
Henkel AG & Co. KGaA (Cost $3,226,470)	38,590	$2,964,972

Municipals—0.5%
Massachusetts Educational Financing Authority
6.352%, 07/01/49	780,000	809,553
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	1,241,126
Rhode Island Student Loan Authority
6.081%, 12/01/42	575,000	592,292
State Board of Administration Finance Corp.
2.154%, 07/01/30	314,000	289,001
Total Municipals (Cost $2,748,682)		2,931,972

Convertible Preferred Stocks—0.3%
Aerospace & Defense — 0.3%
Boeing Co., 6.000%, 10/15/27 (Cost $1,317,650)	26,353	1,709,783

Short-Term Investments—0.9%
Discount Note—0.9%
Federal Home Loan Mortgage Corp.
Zero Coupon, 04/01/26 (h)	4,972,000	4,971,504
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $80,111; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $81,790	80,105	80,105
Total Short-Term Investments (Cost $5,052,105)		5,051,609

Securities Lending Reinvestments (i)—3.3%
Short-Term Investment Funds—2.0%
Allspring Government Money Market Fund, Select Class 3.600% (j)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (j)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (j)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (j)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (j)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.580% (j)	300,000	300,000
		11,300,000

Security Description	Principal Amount*	Value

Repurchase Agreements—1.3%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,000,203; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $2,040,000	2,000,000	$2,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $1,020,013	1,000,000	1,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,110,982	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,629	1,000,000	1,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,492,136; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $1,521,979	1,491,985	1,491,985
		7,491,985
Total Securities Lending Reinvestments (Cost $18,791,985)		18,791,985
Total Investments—103.3% (Cost $538,080,659)		590,162,676
Other assets and liabilities (net)—(3.3)%		(18,959,659)
Net Assets—100.0%		$571,203,017

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $47,180,517 and the collateral received consisted of cash in the amount of $18,791,985 and non-cash collateral with a value of $29,436,584. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and

BHFTII-249

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)

mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $280,116.
(e)	Interest only security.
(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date.
Rate shown is current coupon rate.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(j)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$56,746,524, which is 9.9% of net assets.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/26	121	USD	25,100,883	$(165,777)
U.S. Treasury Note 5 Year Futures	06/30/26	35	USD	3,786,289	(46,881)
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	15	USD	1,702,734	(29,821)
U.S. Treasury Ultra Long Bond Futures	06/18/26	8	USD	932,500	(26,468)
Net Unrealized Depreciation					$(268,947)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,993,092	$—	$—	$9,993,092
Automobile Components	9,337,693	—	—	9,337,693
Banks	23,347,676	—	—	23,347,676
Beverages	3,586,350	1,949,316	—	5,535,666
Building Products	4,537,047	—	—	4,537,047
Capital Markets	30,000,869	—	—	30,000,869
Chemicals	7,004,674	—	—	7,004,674
Consumer Staples Distribution & Retail	6,516,748	—	—	6,516,748
Containers & Packaging	3,712,432	—	—	3,712,432
Distributors	2,869,596	—	—	2,869,596
Diversified Telecommunication Services	6,473,387	—	—	6,473,387
Electric Utilities	13,421,045	—	—	13,421,045
Electrical Equipment	1,901,374	—	—	1,901,374
Energy Equipment & Services	1,142,297	—	—	1,142,297
Entertainment	2,561,496	—	—	2,561,496
Financial Services	4,105,495	—	—	4,105,495
Food Products	1,338,230	—	—	1,338,230
Ground Transportation	5,503,592	—	—	5,503,592
Health Care Equipment & Supplies	20,419,935	—	—	20,419,935
Health Care Providers & Services	10,334,877	—	—	10,334,877
Hotels, Restaurants & Leisure	1,443,380	—	—	1,443,380
Household Durables	1,233,901	—	—	1,233,901
Industrial Conglomerates	3,327,614	—	—	3,327,614
Insurance	24,647,319	—	—	24,647,319
IT Services	7,191,851	—	—	7,191,851
Life Sciences Tools & Services	8,219,777	—	—	8,219,777
Machinery	3,358,743	1,091,473	—	4,450,216
Media	10,145,270	—	—	10,145,270
Metals & Mining	—	2,073,373	—	2,073,373
Multi-Utilities	978,113	4,727,130	—	5,705,243
BHFTII-250

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$25,916,954	$—	$—	$25,916,954
Passenger Airlines	2,199,624	—	—	2,199,624
Personal Care Products	8,610,466	—	—	8,610,466
Pharmaceuticals	19,934,134	2,277,586	—	22,211,720
Professional Services	1,893,949	—	—	1,893,949
Semiconductors & Semiconductor Equipment	7,431,054	—	—	7,431,054
Software	14,334,277	—	—	14,334,277
Tobacco	8,519,647	—	—	8,519,647
Total Common Stocks	317,493,978	12,118,878	—	329,612,856
Total Corporate Bonds & Notes*	—	75,806,303	—	75,806,303
Total U.S. Treasury & Government Agencies*	—	57,381,143	—	57,381,143
Total Agency Sponsored Mortgage-Backed Securities*	—	53,449,152	—	53,449,152
Total Asset-Backed Securities*	—	23,985,583	—	23,985,583
Total Non-Agency Mortgage-Backed Securities*	—	18,477,318	—	18,477,318
Total Preferred Stocks*	—	2,964,972	—	2,964,972
Total Municipals*	—	2,931,972	—	2,931,972
Total Convertible Preferred Stocks*	1,709,783	—	—	1,709,783
Total Short-Term Investments*	—	5,051,609	—	5,051,609
Securities Lending Reinvestments
Short-Term Investment Funds	11,300,000	—	—	11,300,000
Repurchase Agreements	—	7,491,985	—	7,491,985
Total Securities Lending Reinvestments	11,300,000	7,491,985	—	18,791,985
Total Investments	$330,503,761	$259,658,915	$—	$590,162,676
Collateral for Securities Loaned (Liability)	$—	$(18,791,985)	$—	$(18,791,985)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(268,947)	$—	$—	$(268,947)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-251

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 8.5%
Boeing Co. (a)	276,129	$54,957,955
General Dynamics Corp.	153,698	52,752,227
Northrop Grumman Corp.	50,720	34,603,213
RTX Corp.	366,437	70,685,697
		212,999,092
Banks — 9.0%
Citigroup, Inc.	397,921	45,128,221
JPMorgan Chase & Co.	378,788	111,424,278
PNC Financial Services Group, Inc.	174,743	36,362,271
Wells Fargo & Co.	435,689	34,685,201
		227,599,971
Beverages — 1.9%
Coca-Cola Europacific Partners PLC	145,695	13,210,166
Diageo PLC	319,173	5,930,332
PepsiCo, Inc.	188,717	29,305,863
		48,446,361
Biotechnology — 1.5%
AbbVie, Inc.	169,017	36,759,507
Building Products — 0.3%
Trane Technologies PLC	17,684	7,369,630
Capital Markets — 7.8%
ARES Management Corp. - Class A	87,417	9,537,195
Blackrock, Inc.	36,045	34,664,837
KKR & Co., Inc.	334,443	30,935,977
LPL Financial Holdings, Inc.	53,414	16,068,534
Morgan Stanley	341,840	56,256,609
Nasdaq, Inc. (b)	588,560	49,962,858
		197,426,010
Chemicals — 0.4%
Sherwin-Williams Co.	29,723	9,527,708
Construction Materials — 1.0%
CRH PLC (b)	231,037	24,286,609
Consumer Finance — 1.8%
American Express Co.	146,248	44,237,095
Electric Utilities — 7.6%
American Electric Power Co., Inc.	102,474	13,432,292
Duke Energy Corp.	390,746	51,164,281
NextEra Energy, Inc.	225,995	20,990,415
PG&E Corp.	1,832,124	32,190,419
Southern Co.	404,723	39,063,864
Xcel Energy, Inc.	443,850	35,259,444
		192,100,715
Electrical Equipment — 1.1%
Eaton Corp. PLC	75,815	27,116,751
Security Description	Shares	Value
Food Products — 0.6%
Nestle SA	162,677	$16,135,759
Ground Transportation — 1.7%
Union Pacific Corp.	178,753	43,369,053
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	340,160	34,924,227
Medline, Inc. - Class A (a) (b)	145,560	6,477,420
		41,401,647
Health Care Providers & Services — 7.0%
Cigna Group	268,036	71,498,603
Elevance Health, Inc.	72,215	21,140,941
Humana, Inc.	81,020	14,048,058
McKesson Corp.	81,668	70,672,221
		177,359,823
Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc. - Class A	129,543	42,369,629
Household Products — 1.3%
Kimberly-Clark Corp. (b)	196,195	18,926,932
Reckitt Benckiser Group PLC	207,365	14,072,343
		32,999,275
Industrial Conglomerates — 1.9%
Honeywell International, Inc.	212,665	48,068,670
Industrial REITs — 1.9%
Prologis, Inc.	364,187	48,138,238
Insurance — 10.0%
Aon PLC - Class A	124,970	40,337,817
Chubb Ltd. (b)	143,584	46,798,333
Marsh & McLennan Cos., Inc.	248,862	43,165,114
Progressive Corp.	375,898	74,518,019
Travelers Cos., Inc.	164,895	48,096,574
		252,915,857
IT Services — 1.4%
Accenture PLC - Class A	177,459	35,188,345
Machinery — 3.5%
Caterpillar, Inc.	28,694	20,328,551
Illinois Tool Works, Inc.	103,474	26,933,247
Otis Worldwide Corp.	114,839	8,851,790
PACCAR, Inc.	280,807	32,433,209
		88,546,797
Multi-Utilities — 1.8%
Dominion Energy, Inc.	752,335	46,509,350
Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	225,723	46,702,089
ConocoPhillips	443,545	58,547,940
EOG Resources, Inc.	150,290	21,727,425
BHFTII-252

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp.	424,603	$72,038,145
		199,015,599
Personal Care Products — 0.3%
Kenvue, Inc.	364,929	6,291,376
Pharmaceuticals — 4.0%
Johnson & Johnson	317,892	77,705,520
Pfizer, Inc.	774,686	21,753,183
		99,458,703
Professional Services — 1.0%
Equifax, Inc.	141,117	25,410,938
Semiconductors & Semiconductor Equipment — 6.7%
Analog Devices, Inc.	172,825	54,982,546
KLA Corp.	33,829	49,810,158
NXP Semiconductors NV	174,028	34,259,152
Texas Instruments, Inc.	154,965	30,084,905
		169,136,761
Software — 1.0%
Microsoft Corp.	33,719	12,481,762
Salesforce, Inc.	71,352	13,319,278
		25,801,040
Specialized REITs — 0.3%
Public Storage	25,011	6,774,980
Specialty Retail — 1.8%
Lowe's Cos., Inc.	190,917	45,109,869
Tobacco — 0.8%
Philip Morris International, Inc.	122,788	20,301,768
Trading Companies & Distributors — 0.6%
WW Grainger, Inc.	12,941	14,116,172
Total Common Stocks (Cost $1,731,711,033)		2,512,289,098

Short-Term Investments—0.4%
Discount Note—0.4%
Federal Home Loan Mortgage Corp.
Zero Coupon, 04/01/26 (c)	9,319,000	9,318,071
Total Short-Term Investments (Cost $9,319,000)		9,318,071

Securities Lending Reinvestments (d)—0.3%
Short-Term Investment Funds—0.3%
Allspring Government Money Market Fund, Select Class 3.600% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (e)	1,000,000	1,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (e)	1,000,000	$1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (e)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (e)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.580% (e)	1,000,000	1,000,000
		7,000,000

Repurchase Agreements—0.0%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $500,051; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $510,007	500,000	500,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $20,002; collateralized by various Common Stock with an aggregate market value of $22,293	20,000	20,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,143,316; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $1,166,182	1,143,200	1,143,200
		1,663,200
Total Securities Lending Reinvestments (Cost $8,663,200)		8,663,200
Total Investments—100.4% (Cost $1,749,693,233)		2,530,270,369
Other assets and liabilities (net)—(0.4)%		(10,449,663)
Net Assets—100.0%		$2,519,820,706

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $94,798,119 and the collateral received consisted of cash in the amount of
$8,663,200 and non-cash collateral with a value of $87,597,782. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
BHFTII-253

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$212,999,092	$—	$—	$212,999,092
Banks	227,599,971	—	—	227,599,971
Beverages	42,516,029	5,930,332	—	48,446,361
Biotechnology	36,759,507	—	—	36,759,507
Building Products	7,369,630	—	—	7,369,630
Capital Markets	197,426,010	—	—	197,426,010
Chemicals	9,527,708	—	—	9,527,708
Construction Materials	24,286,609	—	—	24,286,609
Consumer Finance	44,237,095	—	—	44,237,095
Electric Utilities	192,100,715	—	—	192,100,715
Electrical Equipment	27,116,751	—	—	27,116,751
Food Products	—	16,135,759	—	16,135,759
Ground Transportation	43,369,053	—	—	43,369,053
Health Care Equipment & Supplies	41,401,647	—	—	41,401,647
Health Care Providers & Services	177,359,823	—	—	177,359,823
Hotels, Restaurants & Leisure	42,369,629	—	—	42,369,629
Household Products	18,926,932	14,072,343	—	32,999,275
Industrial Conglomerates	48,068,670	—	—	48,068,670
Industrial REITs	48,138,238	—	—	48,138,238
Insurance	252,915,857	—	—	252,915,857
IT Services	35,188,345	—	—	35,188,345
Machinery	88,546,797	—	—	88,546,797
Multi-Utilities	46,509,350	—	—	46,509,350
Oil, Gas & Consumable Fuels	199,015,599	—	—	199,015,599
Personal Care Products	6,291,376	—	—	6,291,376
Pharmaceuticals	99,458,703	—	—	99,458,703
Professional Services	25,410,938	—	—	25,410,938
Semiconductors & Semiconductor Equipment	169,136,761	—	—	169,136,761
Software	25,801,040	—	—	25,801,040
Specialized REITs	6,774,980	—	—	6,774,980
Specialty Retail	45,109,869	—	—	45,109,869
Tobacco	20,301,768	—	—	20,301,768
Trading Companies & Distributors	14,116,172	—	—	14,116,172
Total Common Stocks	2,476,150,664	36,138,434	—	2,512,289,098
Total Short-Term Investments*	—	9,318,071	—	9,318,071
Securities Lending Reinvestments
Short-Term Investment Funds	7,000,000	—	—	7,000,000
Repurchase Agreements	—	1,663,200	—	1,663,200
Total Securities Lending Reinvestments	7,000,000	1,663,200	—	8,663,200
Total Investments	$2,483,150,664	$47,119,705	$—	$2,530,270,369
Collateral for Securities Loaned (Liability)	$—	$(8,663,200)	$—	$(8,663,200)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-254

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
VSE Corp.	37,068	$6,835,339
Banks — 9.8%
Community Financial System, Inc.	215,922	12,663,825
Cullen/Frost Bankers, Inc.	23,541	3,227,000
First Financial Bankshares, Inc.	234,892	6,917,570
Glacier Bancorp, Inc.	232,609	10,390,644
Lakeland Financial Corp.	132,421	7,598,317
Prosperity Bancshares, Inc.	180,051	12,095,826
Stock Yards Bancorp, Inc.	64,529	4,277,628
UMB Financial Corp.	100,119	11,292,422
United Community Banks, Inc.	213,794	6,732,373
		75,195,605
Building Products — 3.7%
Armstrong World Industries, Inc.	53,036	8,740,333
CSW Industrials, Inc.	23,071	6,011,841
Hayward Holdings, Inc. (a)	461,409	6,173,652
Simpson Manufacturing Co., Inc.	44,258	7,595,558
		28,521,384
Capital Markets — 2.4%
Hamilton Lane, Inc. - Class A	40,718	4,047,369
Houlihan Lokey, Inc.	37,229	5,346,829
MarketAxess Holdings, Inc.	53,184	8,774,297
		18,168,495
Chemicals — 1.7%
Element Solutions, Inc.	286,236	9,772,097
HB Fuller Co.	47,815	2,949,229
		12,721,326
Commercial Services & Supplies — 2.9%
Brady Corp. - Class A	137,463	11,167,494
Casella Waste Systems, Inc. - Class A (a)	55,707	4,419,794
Tetra Tech, Inc.	227,760	6,860,131
		22,447,419
Construction & Engineering — 3.4%
Arcosa, Inc.	105,413	11,188,536
Valmont Industries, Inc.	37,139	14,839,630
		26,028,166
Construction Materials — 1.7%
Eagle Materials, Inc.	38,726	7,336,641
Knife River Corp. (a)	67,157	5,483,369
		12,820,010
Containers & Packaging — 1.1%
AptarGroup, Inc.	65,519	8,256,704
Distributors — 0.3%
Pool Corp.	9,323	1,886,323
Security Description	Shares	Value
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. (a)	84,635	$6,951,073
Electric Utilities — 1.4%
IDACORP, Inc.	75,529	10,798,381
Electrical Equipment — 0.2%
Preformed Line Products Co.	5,888	1,594,176
Electronic Equipment, Instruments & Components — 4.8%
Advanced Energy Industries, Inc.	32,370	10,446,123
Badger Meter, Inc.	20,390	3,106,417
Knowles Corp. (a)	336,563	8,642,938
Littelfuse, Inc.	42,744	14,505,176
		36,700,654
Energy Equipment & Services — 3.7%
Archrock, Inc.	142,622	4,963,246
Oceaneering International, Inc. (a)	203,580	7,220,982
TerraVest Industries, Inc.	24,375	2,316,948
Tidewater, Inc. (a)	166,791	13,935,388
		28,436,564
Financial Services — 1.3%
Jack Henry & Associates, Inc.	61,034	9,645,813
Gas Utilities — 2.4%
Chesapeake Utilities Corp.	62,565	7,906,339
National Fuel Gas Co.	7,898	742,096
UGI Corp.	260,950	9,503,799
		18,152,234
Ground Transportation — 1.0%
Saia, Inc. (a)	21,670	7,612,238
Health Care Equipment & Supplies — 1.8%
Haemonetics Corp. (a)	124,964	7,042,971
Neogen Corp. (a)	358,897	3,334,153
UFP Technologies, Inc. (a)	18,685	3,617,416
		13,994,540
Health Care Providers & Services — 0.7%
Chemed Corp.	14,566	5,502,161
Hotels, Restaurants & Leisure — 1.5%
Brinker International, Inc. (a)	14,165	2,022,337
Texas Roadhouse, Inc.	55,730	9,203,252
		11,225,589
Household Durables — 0.4%
Installed Building Products, Inc.	12,475	3,307,746
Insurance — 4.7%
AMERISAFE, Inc.	102,994	3,432,790
Hagerty, Inc. - Class A (a)	464,458	4,890,743
Ryan Specialty Holdings, Inc.	116,503	3,930,811
Stewart Information Services Corp.	143,694	8,848,677
BHFTII-255

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance—(Continued)
White Mountains Insurance Group Ltd.	6,840	$15,027,206
		36,130,227
Leisure Products — 0.3%
Acushnet Holdings Corp.	24,629	2,302,319
Life Sciences Tools & Services — 2.8%
Bio-Techne Corp.	189,032	9,878,812
Revvity, Inc.	71,444	6,259,209
Stevanato Group SpA	246,939	3,395,411
West Pharmaceutical Services, Inc.	8,778	2,200,118
		21,733,550
Machinery — 16.8%
Atmus Filtration Technologies, Inc.	67,663	3,841,229
Crane Co.	35,772	6,117,012
Enerpac Tool Group Corp.	253,324	9,238,726
Enpro, Inc.	17,008	4,263,055
Esab Corp.	98,320	9,503,611
ESCO Technologies, Inc.	35,221	9,910,133
Federal Signal Corp.	77,311	8,360,412
Gates Industrial Corp. PLC (a)	455,111	10,290,060
Graco, Inc.	65,956	5,583,175
Kadant, Inc.	22,646	6,620,558
Lindsay Corp.	55,818	6,646,249
Miller Industries, Inc.	61,080	2,782,194
RBC Bearings, Inc. (a)	20,550	11,161,116
SPX Technologies, Inc. (a)	44,344	8,866,139
Standex International Corp.	48,376	12,329,107
Toro Co.	96,458	9,013,036
Watts Water Technologies, Inc. - Class A	12,828	3,723,840
		128,249,652
Marine Transportation — 1.7%
Kirby Corp. (a)	99,168	13,177,444
Media — 2.1%
John Wiley & Sons, Inc. - Class A	174,784	6,659,270
Nexstar Media Group, Inc.	50,980	9,218,714
		15,877,984
Oil, Gas & Consumable Fuels — 3.0%
CNX Resources Corp. (a)	303,555	11,702,045
Viper Energy, Inc. - Class A	244,554	11,491,593
		23,193,638
Professional Services — 0.9%
CRA International, Inc.	23,232	3,760,796
Exponent, Inc.	42,065	2,744,741
		6,505,537
Real Estate Management & Development — 2.1%
Colliers International Group, Inc.	61,951	6,621,942
FirstService Corp.	68,708	9,546,290
		16,168,232
Security Description	Shares/ Principal Amount*	Value
Semiconductors & Semiconductor Equipment — 4.8%
Lattice Semiconductor Corp. (a)	124,836	$11,579,787
MKS, Inc.	57,169	13,138,008
Power Integrations, Inc.	231,462	11,850,855
		36,568,650
Software — 4.7%
BlackLine, Inc. (a)	122,696	4,539,752
CCC Intelligent Solutions Holdings, Inc. (a)	998,052	5,988,312
Fair Isaac Corp. (a)	3,026	3,230,376
Manhattan Associates, Inc. (a)	54,216	7,217,234
Qualys, Inc. (a)	26,462	2,324,686
SPS Commerce, Inc. (a)	103,594	5,767,078
Tyler Technologies, Inc. (a)	18,831	6,447,358
		35,514,796
Specialty Retail — 3.1%
Asbury Automotive Group, Inc. (a)	21,906	4,280,651
Floor & Decor Holdings, Inc. - Class A (a)	58,061	2,949,499
Murphy USA, Inc.	7,434	3,672,173
Valvoline, Inc. (a)	138,659	4,670,035
Winmark Corp.	18,376	7,856,659
		23,429,017
Trading Companies & Distributors — 1.2%
Core & Main, Inc. - Class A (a)	23,444	1,158,134
SiteOne Landscape Supply, Inc. (a)	32,739	4,357,888
Transcat, Inc. (a)	45,563	3,346,602
		8,862,624
Water Utilities — 2.0%
American States Water Co.	139,848	10,575,306
Middlesex Water Co.	90,443	4,707,558
		15,282,864
Total Common Stocks (Cost $594,272,932)		749,798,474

Short-Term Investments—2.0%
Repurchase Agreement—2.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $15,331,599; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $15,637,299	15,330,534	15,330,534
Total Short-Term Investments (Cost $15,330,534)		15,330,534
Total Investments—100.2% (Cost $609,603,466)		765,129,008
Other assets and liabilities (net)—(0.2)%		(1,350,897)
Net Assets—100.0%		$763,778,111

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
BHFTII-256

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$749,798,474	$—	$—	$749,798,474
Total Short-Term Investments*	—	15,330,534	—	15,330,534
Total Investments	$749,798,474	$15,330,534	$—	$765,129,008

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-257

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.8%
Boeing Co. (a)	49,915	$9,934,583
General Electric Co.	144,748	41,075,140
Howmet Aerospace, Inc.	79,166	18,244,596
TransDigm Group, Inc.	4,245	4,919,785
		74,174,104
Automobiles — 3.0%
Ferrari NV (b)	13,661	4,623,566
Tesla, Inc. (a)	143,987	53,527,167
		58,150,733
Biotechnology — 1.0%
Argenx SE (ADR) (a)	12,361	9,026,620
Natera, Inc. (a)	46,953	9,390,131
		18,416,751
Broadline Retail — 5.7%
Amazon.com, Inc. (a)	455,489	94,864,694
MercadoLibre, Inc. (a)	5,592	9,668,680
Sea Ltd. (ADR) (a)	76,567	6,340,513
		110,873,887
Capital Markets — 0.7%
Charles Schwab Corp.	44,352	4,168,201
Morgan Stanley	51,200	8,425,984
Tradeweb Markets, Inc. - Class A	15,408	1,812,905
		14,407,090
Chemicals — 0.9%
Linde PLC	26,222	12,999,819
Sherwin-Williams Co.	14,800	4,744,140
		17,743,959
Commercial Services & Supplies — 0.6%
Cintas Corp.	64,049	10,833,248
Communications Equipment — 0.4%
Arista Networks, Inc. (a)	64,400	7,907,032
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	16,471	16,412,198
Electrical Equipment — 1.1%
GE Vernova, Inc.	15,400	13,442,660
Vertiv Holdings Co. - Class A	35,100	8,795,358
		22,238,018
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp. - Class A	142,289	17,978,215
Fabrinet (a)	9,873	5,148,967
Teledyne Technologies, Inc. (a)	15,386	9,308,684
		32,435,866
Entertainment — 2.8%
Netflix, Inc. (a)	390,143	37,512,250
Security Description	Shares	Value
Entertainment—(Continued)
Spotify Technology SA (a)	36,720	$17,805,895
		55,318,145
Financial Services — 4.5%
Adyen NV (a)	3,772	3,774,447
Mastercard, Inc. - Class A	75,444	37,696,349
Visa, Inc. - Class A (b)	150,937	45,619,199
		87,089,995
Ground Transportation — 0.2%
Old Dominion Freight Line, Inc.	23,100	4,513,740
Health Care Equipment & Supplies — 2.0%
Intuitive Surgical, Inc. (a)	58,844	27,126,496
Medline, Inc. - Class A (a) (b)	46,584	2,072,988
Stryker Corp.	31,029	10,195,819
		39,395,303
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	21,904	5,927,003
Health Care REITs — 0.5%
Welltower, Inc.	53,700	10,617,027
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	3,428	14,432,977
Chipotle Mexican Grill, Inc. (a)	252,931	8,096,321
DoorDash, Inc. - Class A (a)	57,743	8,670,111
Hilton Worldwide Holdings, Inc.	35,786	10,881,807
Wingstop, Inc. (b)	6,699	1,038,144
		43,119,360
Insurance — 0.8%
Chubb Ltd.	32,200	10,494,946
Marsh & McLennan Cos., Inc.	27,500	4,769,875
		15,264,821
Interactive Media & Services — 11.2%
Alphabet, Inc. - Class A	491,347	141,291,743
Meta Platforms, Inc. - Class A	134,742	77,089,941
		218,381,684
IT Services — 0.8%
Shopify, Inc. - Class A (a)	94,919	11,259,292
Stripe, Inc. - Class B † (a) (c) (d)	63,278	3,986,514
		15,245,806
Life Sciences Tools & Services — 0.8%
Danaher Corp.	42,954	8,144,078
Thermo Fisher Scientific, Inc.	14,136	6,948,268
		15,092,346
Pharmaceuticals — 3.0%
Eli Lilly & Co.	63,761	58,645,455
BHFTII-258

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — 22.9%
Advanced Micro Devices, Inc. (a)	113,935	$23,177,797
ASML Holding NV (NY Registry Shares)	10,654	14,072,123
Broadcom, Inc.	315,667	97,702,093
Lam Research Corp.	93,200	19,913,112
NVIDIA Corp.	1,575,606	274,785,686
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	45,149	15,258,105
		444,908,916
Software — 13.4%
AppLovin Corp. - Class A (a)	33,052	13,154,697
Crowdstrike Holdings, Inc. - Class A (a)	33,689	13,152,522
Epic Games, Inc. † (a) (c) (d)	7,488	3,483,118
HubSpot, Inc. (a)	14,466	3,531,151
Intuit, Inc.	14,612	6,317,937
Magic Leap, Inc. - Class A † (a) (c) (d)	10,914	0
Microsoft Corp.	491,597	181,974,461
Oracle Corp.	77,862	11,454,279
Palantir Technologies, Inc. - Class A (a)	46,210	6,759,599
Samsara, Inc. - Class A (a) (b)	54,316	1,721,274
ServiceNow, Inc. (a)	176,171	18,418,678
		259,967,716
Specialty Retail — 0.9%
Carvana Co. (a) (b)	54,692	17,194,071
Technology Hardware, Storage & Peripherals — 11.5%
Apple, Inc.	877,723	222,757,320
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	28,429	5,970,943
Total Common Stocks (Cost $1,138,067,164)		1,903,002,537

Convertible Preferred Stocks—1.7%
Automobiles — 0.4%
Nuro, Inc. - Series C † (a) (c) (d)	179,741	2,714,089
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	52,110	565,915
Sila Nanotechnologies, Inc. - Series G † (a) (c) (d)	109,913	1,039,777
Waymo LLC - Series A-2 † (a) (c) (d)	26,511	4,473,201
		8,792,982
Commercial Services & Supplies — 0.3%
Redwood Materials, Inc.- Series D † (a) (c) (d)	110,579	5,204,953
Consumer Staples Distribution & Retail — 0.0%
Rappi, Inc.- Series E † (a) (c) (d)	52,748	937,332
Electrical Equipment — 0.1%
Form Energy, Inc.- Series F † (a) (c) (d)	89,634	1,951,332
Metals & Mining — 0.2%
KoBold Metals Co.- Series C-1 † (a) (c) (d)	26,380	2,970,694
Semiconductors & Semiconductor Equipment — 0.1%
Lightmatter, Inc.- Series D † (a) (c) (d)	16,978	1,447,035
Security Description	Shares/ Principal Amount*	Value

Software — 0.6%
Celonis SE - Series D † (a) (c) (d)	1,177	$141,310
Databricks, Inc. - Series I † (a) (c) (d)	68,560	11,725,817
		11,867,127
Total Convertible Preferred Stocks (Cost $28,253,394)		33,171,455

Investment Companies—0.2%
Exchange-Traded Funds — 0.2%
Invesco QQQ Trust	6,515	3,760,328
Total Investment Companies (Cost $3,650,346)		3,760,328

Short-Term Investments—0.2%
Short-Term Investment Funds—0.2%
T. Rowe Price Government Reserve Fund
3.664% (e) (f)	3,928,846	3,928,846
Total Short-Term Investments (Cost $3,928,846)		3,928,846

Securities Lending Reinvestments (g)—0.0%
Short-Term Investment Funds—0.0%
Allspring Government Money Market Fund, Select Class 3.600% (f)	65,000	65,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (f)	65,000	65,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (f)	65,000	65,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (f)	50,000	50,000
		245,000

Repurchase Agreements—0.0%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $55,708; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $56,817	55,703	55,703
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $10,001; collateralized by various Common Stock with an aggregate market value of $11,146	10,000	10,000
BHFTII-259

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $87,643; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $89,396	87,634	$87,634
		153,337
Total Securities Lending Reinvestments (Cost $398,337)		398,337
Total Investments—99.9% (Cost $1,174,298,087)		1,944,261,503
Other assets and liabilities (net)—0.1%		1,166,808
Net Assets—100.0%		$1,945,428,311

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was $40,641,087, which is 2.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $13,494,599 and the collateral received consisted of cash in the amount of
$398,337 and non-cash collateral with a value of $13,216,246. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 2.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Celonis SE - Series D	10/04/22	1,177	$435,243	$141,310
Databricks, Inc. - Series I	09/14/23	68,560	5,039,160	11,725,817
Epic Games, Inc.	06/18/20	7,488	4,310,738	3,483,118
Form Energy, Inc. - Series F	10/04/24	89,634	2,167,700	1,951,332
KoBold Metals Co. - Series C-1	09/20/24	26,380	2,241,052	2,970,694
Lightmatter, Inc. - Series D	10/11/24	16,978	1,362,153	1,447,035
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	0
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	2,714,089
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	937,332
Redwood Materials, Inc. - Series D	06/02/23	110,579	5,278,584	5,204,953
Sila Nanotechnologies, Inc. - Series F	01/07/21	52,110	2,150,726	565,915
Sila Nanotechnologies, Inc. - Series G	06/26/24	109,913	1,804,420	1,039,777
Stripe, Inc. - Class B	12/17/19	63,278	992,832	3,986,514
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	4,473,201
				$40,641,087
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Ending Value as of March 31, 2026
T. Rowe Price Government Reserve Fund	$2,240,067	$41,356,493	$(39,667,714)	$3,928,846

Security Description	Number of shares held at March 31, 2026
T. Rowe Price Government Reserve Fund	3,928,846
BHFTII-260

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$74,174,104	$—	$—	$74,174,104
Automobiles	58,150,733	—	—	58,150,733
Biotechnology	18,416,751	—	—	18,416,751
Broadline Retail	110,873,887	—	—	110,873,887
Capital Markets	14,407,090	—	—	14,407,090
Chemicals	17,743,959	—	—	17,743,959
Commercial Services & Supplies	10,833,248	—	—	10,833,248
Communications Equipment	7,907,032	—	—	7,907,032
Consumer Staples Distribution & Retail	16,412,198	—	—	16,412,198
Electrical Equipment	22,238,018	—	—	22,238,018
Electronic Equipment, Instruments & Components	32,435,866	—	—	32,435,866
Entertainment	55,318,145	—	—	55,318,145
Financial Services	83,315,548	3,774,447	—	87,089,995
Ground Transportation	4,513,740	—	—	4,513,740
Health Care Equipment & Supplies	39,395,303	—	—	39,395,303
Health Care Providers & Services	5,927,003	—	—	5,927,003
Health Care REITs	10,617,027	—	—	10,617,027
Hotels, Restaurants & Leisure	43,119,360	—	—	43,119,360
Insurance	15,264,821	—	—	15,264,821
Interactive Media & Services	218,381,684	—	—	218,381,684
IT Services	11,259,292	—	3,986,514	15,245,806
Life Sciences Tools & Services	15,092,346	—	—	15,092,346
Pharmaceuticals	58,645,455	—	—	58,645,455
Semiconductors & Semiconductor Equipment	444,908,916	—	—	444,908,916
Software	256,484,598	—	3,483,118	259,967,716
Specialty Retail	17,194,071	—	—	17,194,071
Technology Hardware, Storage & Peripherals	222,757,320	—	—	222,757,320
Wireless Telecommunication Services	5,970,943	—	—	5,970,943
Total Common Stocks	1,891,758,458	3,774,447	7,469,632	1,903,002,537
Total Convertible Preferred Stocks*	—	—	33,171,455	33,171,455
Total Investment Companies*	3,760,328	—	—	3,760,328
Total Short-Term Investments*	3,928,846	—	—	3,928,846
Securities Lending Reinvestments
Short-Term Investment Funds	245,000	—	—	245,000
Repurchase Agreements	—	153,337	—	153,337
Total Securities Lending Reinvestments	245,000	153,337	—	398,337
Total Investments	$1,899,692,632	$3,927,784	$40,641,087	$1,944,261,503
Collateral for Securities Loaned (Liability)	$—	$(398,337)	$—	$(398,337)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-261

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2025	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2026	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2026
Common Stocks
IT Services	$2,620,975	$1,365,539	$3,986,514	$1,365,539
Software	3,872,344	(389,226)	3,483,118	(389,226)
Convertible Preferred Stocks
Automobiles	9,521,299	(728,317)	8,792,982	(728,317)
Commercial Services & Supplies	5,204,953	—	5,204,953	—
Consumer Staples Distribution & Retail	937,332	—	937,332	—
Electrical Equipment	2,193,344	(242,012)	1,951,332	(242,012)
Metals & Mining	2,970,694	—	2,970,694	—
Semiconductors & Semiconductor Equipment	1,447,035	—	1,447,035	—
Software	13,236,895	(1,369,768)	11,867,127	(1,369,768)
	$42,004,871	$(1,363,784)	$40,641,087	$(1,363,784)
BHFTII-262

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of March 31, 2026.
	Fair Value at March 31, 2026	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$3,986,514	Market Transaction Method	Precedent Transaction	$63.00	$63.00	$63.00	Increase
Software	3,483,118	Comparable Company Analysis	Enterprise Value/Revenue	4.6x	4.6x	4.6x	Increase
			Enterprise Value/Gross Profit	8.1x	8.1x	8.1x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	0	Liquidation Analysis	Recovery Value	$0.00	$0.00	$0.00	Increase
Convertible Preferred Stocks
Automobiles	2,714,089	Market Transaction Method	Precedent Transaction	$12.79	$12.79	$12.79	Increase
		Calibration Model	Calculated Enterprise Value/Revenue	1.2x	16.9x	5.9x	Increase
			Discount Rate	28.70%	34.70%	32.00%	Decrease
	1,605,692	Calibration Model	Calculated Enterprise Value/Revenue	0.9x	2.1x	1.5x	Increase
			Implied Discount	20.00%	40.00%	30.00%	Decrease
	4,473,201	Market Transaction Method	Precedent Transaction	$168.73	$168.73	$168.73	Increase
Commercial Services & Supplies	5,204,953	Black-Scholes Protective Put	Precedent Transactions	$47.75	$47.75	$47.75	Increase
			Average Put Price	$13.77	$13.77	$13.77	Decrease
Consumer Staples Distribution & Retail	937,332	Comparable Company Analysis	Enterprise Value/GMV	0.3x	0.3x	0.3x	Increase
		Option Pricing Method	Volatility Rate	55.00%	55.00%	55.00%	Increase
			Risk-Free Rate	3.68%	3.68%	3.68%	Decrease
			Time to Liquidity (years)	1.13	1.13	1.13	Decrease
Electrical Equipment	1,951,332	Market Transaction Method	Precedent Transaction	$24.18	$24.18	$24.18	Increase
			Discount for Lack of Certainty	10.00%	10.00%	10.00%	Decrease
Metals & Mining	2,970,694	Market Transaction Method	Precedent Transaction	$112.67	$112.67	$112.67	Increase
Semiconductors & Semiconductor Equipment	1,447,035	Market Transaction Method	Dollar Volume Weighted Transactions	$50.14	$75.00	$70.86	Increase
		Comparable Company Analysis	Calculated Enterprise Value/Revenue	7.7x	7.7x	7.7x	Increase
			Calculated Enterprise Value/Gross Profit	11.5x	11.5x	11.5x	Increase
			Calculated Enterprise Value/Net Income	23.5x	23.5x	23.5x	Increase
			Discount Rate	37.50%	37.50%	37.50%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	141,310	Comparable Company Analysis	Enterprise Value/Revenue	5.6x	6.6x	6.1x	Increase
			Enterprise Value/Gross Profit	7.2x	8.8x	8.0x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	11,725,817	Comparable Company Analysis	Enterprise Value/Revenue	21.25x	21.25x	21.25x	Increase
	$40,641,087
BHFTII-263

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.4%
ATI, Inc. (a)	20,991	$3,053,351
BWX Technologies, Inc.	8,237	1,684,384
Carpenter Technology Corp.	11,820	4,658,853
Curtiss-Wright Corp.	5,842	3,979,103
Hexcel Corp.	41,858	3,387,568
Karman Holdings, Inc. (a) (b)	74,080	5,930,104
Kratos Defense & Security Solutions, Inc. (a)	66,250	4,671,287
Leonardo DRS, Inc.	60,650	2,700,138
Moog, Inc. - Class A	26,337	7,707,260
StandardAero, Inc. (a)	66,396	1,715,009
VSE Corp. (b)	17,534	3,233,269
Woodward, Inc.	10,802	3,866,252
		46,586,578
Automobile Components — 0.6%
Dorman Products, Inc. (a) (b)	29,403	3,068,497
Visteon Corp. (b)	33,242	3,028,679
		6,097,176
Banks — 2.6%
East West Bancorp, Inc.	49,500	5,284,620
First BanCorp	289,185	6,176,992
Fulton Financial Corp.	171,900	3,496,446
International Bancshares Corp.	41,419	2,787,084
Popular, Inc.	48,889	6,559,437
UMB Financial Corp.	25,100	2,831,029
		27,135,608
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	19,695	3,776,319
Biotechnology — 12.7%
ACADIA Pharmaceuticals, Inc. (a)	51,579	1,148,149
ADMA Biologics, Inc. (a)	202,333	1,823,020
Alkermes PLC (a)	117,918	4,169,580
Apogee Therapeutics, Inc. (a) (b)	33,408	2,811,951
Arcutis Biotherapeutics, Inc. (a)	33,248	783,323
Arrowhead Pharmaceuticals, Inc. (a)	48,812	3,060,512
Ascendis Pharma AS (ADR) (a)	10,746	2,457,933
Beam Therapeutics, Inc. (a)	99,855	2,379,545
Bicara Therapeutics, Inc. (a)	38,300	761,787
Biohaven Ltd. (a)	42,022	355,506
Bridgebio Pharma, Inc. (a)	116,718	8,667,479
Caris Life Sciences, Inc. (a) (b)	55,875	999,045
Catalyst Pharmaceuticals, Inc. (a)	68,247	1,689,796
Celcuity, Inc. (a)	15,458	1,764,376
Celldex Therapeutics, Inc. (a)	36,318	1,152,007
CG oncology, Inc. (a)	81,190	5,494,939
Cogent Biosciences, Inc. (a)	108,943	4,193,216
Corvus Pharmaceuticals, Inc. (a)	68,100	996,303
Cullinan Therapeutics, Inc. (a)	35,300	501,613
Cytokinetics, Inc. (a)	19,491	1,284,652
Denali Therapeutics, Inc. (a)	63,091	1,211,347
Dianthus Therapeutics, Inc. (a)	14,948	1,254,436
Disc Medicine, Inc. (a) (b)	40,097	2,563,802
Dyne Therapeutics, Inc. (a)	78,426	1,421,863
Security Description	Shares	Value
Biotechnology—(Continued)
Evommune, Inc. (a) (b)	17,500	$402,325
Halozyme Therapeutics, Inc. (a)	11,830	764,573
Ideaya Biosciences, Inc. (a)	15,000	499,800
Immunome, Inc. (a) (b)	30,416	665,198
Immunovant, Inc. (a) (b)	14,800	367,632
Insmed, Inc. (a)	10,409	1,702,080
Ionis Pharmaceuticals, Inc. (a) (b)	30,107	2,260,735
Kodiak Sciences, Inc. (a)	23,800	907,256
Krystal Biotech, Inc. (a)	8,919	2,303,956
Kymera Therapeutics, Inc. (a)	73,839	6,150,050
Madrigal Pharmaceuticals, Inc. (a)	9,851	5,156,703
Mineralys Therapeutics, Inc. (a)	46,961	1,272,173
Mirum Pharmaceuticals, Inc. (a)	42,880	3,961,254
Monte Rosa Therapeutics, Inc. (a)	79,943	1,315,062
Natera, Inc. (a)	23,372	4,674,166
Nurix Therapeutics, Inc. (a)	65,163	1,010,027
Nuvalent, Inc. - Class A (a)	47,926	4,910,019
Olema Pharmaceuticals, Inc. (a)	16,100	240,051
ORIC Pharmaceuticals, Inc. (a)	102,259	1,295,622
Palvella Therapeutics, Inc. (a)	6,093	759,492
Praxis Precision Medicines, Inc. (a)	7,080	2,281,105
Protagonist Therapeutics, Inc. (a)	12,805	1,349,647
PTC Therapeutics, Inc. (a)	40,823	2,781,271
Replimune Group, Inc. (a)	191,701	1,466,513
Revolution Medicines, Inc. (a)	32,614	3,171,712
Rhythm Pharmaceuticals, Inc. (a)	45,827	3,985,574
Roivant Sciences Ltd. (a)	50,700	1,404,390
Scholar Rock Holding Corp. (a)	105,811	5,201,669
Soleno Therapeutics, Inc. (a)	33,160	1,110,197
Spyre Therapeutics, Inc. (a)	36,165	1,824,163
Stoke Therapeutics, Inc. (a) (b)	45,318	1,475,554
TG Therapeutics, Inc. (a)	48,345	1,606,021
Travere Therapeutics, Inc. (a)	31,934	948,759
Tyra Biosciences, Inc. (a)	19,200	735,360
Ultragenyx Pharmaceutical, Inc. (a)	24,923	522,137
Vaxcyte, Inc. (a)	20,316	1,180,563
Vera Therapeutics, Inc. (a)	90,626	3,645,884
Viridian Therapeutics, Inc. (a)	85,120	1,664,947
Xencor, Inc. (a)	79,417	957,769
Xenon Pharmaceuticals, Inc. (a)	54,907	3,192,842
		134,070,431
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	20,500	1,886,820
Building Products — 2.1%
AZZ, Inc. (b)	26,319	3,293,296
CSW Industrials, Inc.	12,479	3,251,778
Griffon Corp.	22,084	1,605,065
Modine Manufacturing Co. (a)	49,839	10,800,610
Simpson Manufacturing Co., Inc.	17,553	3,012,446
		21,963,195
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	11,934	3,302,138
Lazard, Inc.	39,512	1,678,469
BHFTII-264

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
Marex Group PLC	141,655	$6,314,980
Moelis & Co. - Class A (b)	15,742	897,294
StepStone Group, Inc. - Class A	65,747	3,137,447
StoneX Group, Inc. (a) (b)	146,429	11,809,499
		27,139,827
Chemicals — 1.5%
Balchem Corp.	6,859	1,162,463
Cabot Corp.	44,616	3,360,031
Element Solutions, Inc.	72,829	2,486,382
NewMarket Corp.	5,622	3,603,421
RPM International, Inc.	35,652	3,543,809
Solstice Advanced Materials, Inc.	28,300	2,155,328
		16,311,434
Commercial Services & Supplies — 0.4%
Brink's Co.	44,737	4,636,095
Communications Equipment — 1.0%
Digi International, Inc. (a)	56,283	2,712,841
Viavi Solutions, Inc. (a)	243,900	8,116,992
		10,829,833
Construction & Engineering — 3.8%
API Group Corp. (a)	104,487	4,233,813
Argan, Inc.	4,500	2,450,925
Dycom Industries, Inc. (a)	14,418	4,885,107
EMCOR Group, Inc.	1,826	1,348,154
Fluor Corp. (a)	14,500	676,425
Granite Construction, Inc. (b)	8,300	995,004
IES Holdings, Inc. (a) (b)	5,400	2,572,938
Primoris Services Corp.	41,471	5,932,012
Sterling Infrastructure, Inc. (a)	30,616	12,468,978
Valmont Industries, Inc.	10,519	4,203,077
		39,766,433
Construction Materials — 0.4%
Knife River Corp. (a) (b)	51,627	4,215,345
Consumer Finance — 1.3%
Enova International, Inc. (a)	33,425	4,540,118
FirstCash Holdings, Inc.	48,390	9,097,320
		13,637,438
Consumer Staples Distribution & Retail — 0.6%
Casey's General Stores, Inc.	4,112	2,992,960
PriceSmart, Inc.	18,609	2,800,655
		5,793,615
Diversified Consumer Services — 1.9%
Covista, Inc. (a)	42,293	4,874,268
Frontdoor, Inc. (a) (b)	75,517	3,991,829
Laureate Education, Inc. (a)	120,177	4,186,967
Liberty Live Holdings, Inc. - Class C (a)	21,214	1,996,449
Stride, Inc. (a)	31,547	2,781,499
Security Description	Shares	Value
Diversified Consumer Services—(Continued)
Universal Technical Institute, Inc. (a)	71,940	$2,597,034
		20,428,046
Electrical Equipment — 4.6%
Acuity, Inc.	21,800	6,108,796
Babcock & Wilcox Enterprises, Inc. (a)	11,744	172,519
Bloom Energy Corp. - Class A (a)	97,984	13,275,852
Nextpower, Inc. - Class A (a)	134,469	16,210,238
nVent Electric PLC	58,464	6,915,122
Powell Industries, Inc.	2,700	1,460,916
Shoals Technologies Group, Inc. - Class A (a) (b)	145,068	954,548
Vicor Corp. (a)	23,400	3,767,400
		48,865,391
Electronic Equipment, Instruments & Components — 6.4%
Advanced Energy Industries, Inc.	12,700	4,098,417
Badger Meter, Inc. (b)	17,863	2,721,428
Bel Fuse, Inc. - Class B	29,182	5,777,452
Belden, Inc.	76,625	8,798,849
Cognex Corp.	119,841	5,871,011
ePlus, Inc.	22,622	1,702,306
Fabrinet (a) (b)	34,935	18,219,301
Itron, Inc. (a) (b)	45,432	4,072,070
Novanta, Inc. (a)	25,344	2,993,380
OSI Systems, Inc. (a)	23,048	6,119,474
Teledyne Technologies, Inc. (a)	12,758	7,718,718
		68,092,406
Energy Equipment & Services — 1.8%
Expro Group Holdings NV (a) (b)	133,500	2,324,235
TechnipFMC PLC	118,046	8,160,520
Tidewater, Inc. (a)	21,700	1,813,035
Weatherford International PLC	70,340	6,652,757
		18,950,547
Entertainment — 0.5%
IMAX Corp. (a)	87,200	3,314,472
TKO Group Holdings, Inc.	11,374	2,293,567
		5,608,039
Financial Services — 1.1%
Euronet Worldwide, Inc. (a)	13,856	919,623
EVERTEC, Inc.	62,684	1,768,942
Marqeta, Inc. - Class A (a)	484,667	1,977,441
Payoneer Global, Inc. (a)	861,243	4,159,804
Sezzle, Inc. (a) (b)	37,855	2,395,843
		11,221,653
Food Products — 0.1%
Simply Good Foods Co. (a)	57,638	827,105
Ground Transportation — 0.6%
Lyft, Inc. - Class A (a) (b)	69,800	928,340
Saia, Inc. (a)	14,497	5,092,506
		6,020,846
BHFTII-265

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies — 2.7%
Globus Medical, Inc. - Class A (a)	44,164	$3,805,170
Haemonetics Corp. (a)	36,767	2,072,188
Kestra Medical Technologies Ltd. (a) (b)	50,100	998,493
Lantheus Holdings, Inc. (a)	71,797	5,445,803
LeMaitre Vascular, Inc. (b)	28,912	3,156,323
Merit Medical Systems, Inc. (a)	58,766	4,050,740
STERIS PLC	9,965	2,203,560
TransMedics Group, Inc. (a) (b)	31,941	3,175,255
UFP Technologies, Inc. (a) (b)	21,063	4,077,797
		28,985,329
Health Care Providers & Services — 5.4%
Addus HomeCare Corp. (a)	12,114	1,134,476
Billiontoone, Inc. - Class A (a) (b)	11,444	903,389
BrightSpring Health Services, Inc. (a)	204,889	8,730,320
Concentra Group Holdings Parent, Inc.	99,427	2,132,709
Encompass Health Corp.	52,757	5,103,185
Ensign Group, Inc.	55,263	11,135,495
Guardant Health, Inc. (a)	110,109	10,170,768
HealthEquity, Inc. (a)	57,930	4,841,210
Option Care Health, Inc. (a)	146,727	3,949,891
RadNet, Inc. (a)	52,755	2,948,477
Tenet Healthcare Corp. (a)	34,718	6,551,634
		57,601,554
Health Care REITs — 0.3%
American Healthcare REIT, Inc. (b)	65,680	3,097,469
Health Care Technology — 0.3%
Waystar Holding Corp. (a)	120,486	2,904,918
Hotel & Resort REITs — 0.3%
Ryman Hospitality Properties, Inc.	32,748	3,021,658
Hotels, Restaurants & Leisure — 1.7%
Boyd Gaming Corp.	49,646	4,079,908
Brinker International, Inc. (a)	18,273	2,608,836
Cava Group, Inc. (a) (b)	12,000	970,800
Churchill Downs, Inc.	16,855	1,514,085
Dutch Bros, Inc. - Class A (a)	45,249	2,292,314
Life Time Group Holdings, Inc. (a)	50,500	1,360,470
Navan, Inc. - Class A (a) (b)	40,915	541,715
Planet Fitness, Inc. - Class A (a) (b)	12,489	928,932
Travel & Leisure Co.	32,463	2,246,115
Wingstop, Inc. (b)	6,167	955,700
		17,498,875
Household Durables — 1.8%
Cavco Industries, Inc. (a)	8,559	4,145,038
Green Brick Partners, Inc. (a)	57,549	3,709,033
Installed Building Products, Inc. (b)	19,544	5,182,092
SharkNinja, Inc. (a) (b)	36,100	3,822,990
TopBuild Corp. (a) (b)	6,121	2,150,307
		19,009,460
Security Description	Shares	Value
Industrial REITs — 0.1%
Rexford Industrial Realty, Inc.	37,321	$1,221,516
Insurance — 1.1%
Oscar Health, Inc. - Class A (a)	73,000	837,310
Palomar Holdings, Inc. (a)	18,188	2,173,466
Primerica, Inc.	12,757	3,195,373
SiriusPoint Ltd. (a)	20,200	435,108
Skyward Specialty Insurance Group, Inc. (a)	113,636	4,963,621
		11,604,878
Interactive Media & Services — 0.2%
Cargurus, Inc. (a)	31,123	1,059,738
EverQuote, Inc. - Class A (a)	64,700	997,674
		2,057,412
IT Services — 0.4%
Applied Digital Corp. (a) (b)	24,500	581,630
DigitalOcean Holdings, Inc. (a) (b)	48,200	4,134,596
		4,716,226
Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp. (a)	145,152	2,014,710
Charles River Laboratories International, Inc. (a)	13,700	2,363,250
Medpace Holdings, Inc. (a)	6,462	3,102,988
Repligen Corp. (a)	15,843	1,866,622
		9,347,570
Machinery — 7.2%
Allison Transmission Holdings, Inc.	26,071	3,051,871
Atmus Filtration Technologies, Inc.	156,086	8,861,002
Crane Co.	9,890	1,691,190
Enpro, Inc.	5,100	1,278,315
Esab Corp.	58,409	5,645,814
ESCO Technologies, Inc.	20,000	5,627,400
Federal Signal Corp. (b)	73,147	7,910,117
JBT Marel Corp.	43,500	5,562,345
Kadant, Inc.	16,329	4,773,783
Mueller Industries, Inc.	58,275	6,456,870
RBC Bearings, Inc. (a)	3,156	1,714,087
SPX Technologies, Inc. (a)	49,347	9,866,439
Toro Co.	39,279	3,670,230
Watts Water Technologies, Inc. - Class A	32,715	9,496,837
		75,606,300
Marine Transportation — 0.4%
Kirby Corp. (a)	30,174	4,009,521
Media — 0.4%
DoubleVerify Holdings, Inc. (a)	197,358	1,874,901
Nexstar Media Group, Inc. (b)	14,213	2,570,137
		4,445,038
Metals & Mining — 1.5%
Alamos Gold, Inc. - Class A	32,700	1,454,822
Artemis Gold, Inc. (a)	73,900	2,005,409
BHFTII-266

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
Coeur Mining, Inc. (a)	374,738	$7,033,832
Ivanhoe Electric, Inc. (a)	82,648	976,899
MP Materials Corp. (a) (b)	24,175	1,166,686
Warrior Met Coal, Inc.	31,103	2,897,245
		15,534,893
Oil, Gas & Consumable Fuels — 2.8%
Centrus Energy Corp. - Class A (a) (b)	15,128	2,626,070
Energy Fuels, Inc. (a) (b)	20,400	372,300
Golar LNG Ltd.	20,800	1,125,488
Matador Resources Co.	35,900	2,268,162
Permian Resources Corp. - Class A	387,248	8,256,127
Range Resources Corp.	78,305	3,537,820
Uranium Energy Corp. (a) (b)	600,162	8,102,187
Viper Energy, Inc. - Class A	73,729	3,464,526
		29,752,680
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	19,603	1,426,118
Personal Care Products — 0.4%
elf Beauty, Inc. (a)	46,944	2,845,276
Interparfums, Inc. (b)	20,287	1,842,871
		4,688,147
Pharmaceuticals — 1.7%
Alumis, Inc. (a)	43,300	953,899
Axsome Therapeutics, Inc. (a)	37,048	6,261,853
Crinetics Pharmaceuticals, Inc. (a) (b)	107,709	3,911,991
Liquidia Corp. (a)	26,600	1,003,884
MediWound Ltd. (a) (b)	20,500	330,255
Ocular Therapeutix, Inc. (a)	134,200	1,136,674
Prestige Consumer Healthcare, Inc. (a)	47,263	2,801,278
Terns Pharmaceuticals, Inc. (a)	13,000	685,360
WaVe Life Sciences Ltd. (a)	184,833	1,340,039
		18,425,233
Professional Services — 1.7%
Booz Allen Hamilton Holding Corp.	31,745	2,477,062
CACI International, Inc. - Class A (a)	2,359	1,282,989
FTI Consulting, Inc. (a)	16,664	2,945,695
Genpact Ltd.	80,925	3,014,456
Huron Consulting Group, Inc. (a)	19,054	2,429,195
Upwork, Inc. (a)	457,609	5,015,395
Verra Mobility Corp. (a)	47,528	679,175
		17,843,967
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc. (a)	3,700	1,125,984
Semiconductors & Semiconductor Equipment — 6.4%
Astera Labs, Inc. (a)	6,800	745,280
Axcelis Technologies, Inc. (a) (b)	27,539	2,563,330
Cirrus Logic, Inc. (a)	13,315	1,925,615
Credo Technology Group Holding Ltd. (a)	91,883	8,625,057
Entegris, Inc.	43,125	5,055,975
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Impinj, Inc. (a) (b)	17,600	$1,807,520
Lattice Semiconductor Corp. (a)	36,121	3,350,584
MACOM Technology Solutions Holdings, Inc. (a)	22,241	4,939,059
MKS, Inc.	26,385	6,063,537
Monolithic Power Systems, Inc.	3,057	3,342,371
Onto Innovation, Inc. (a)	18,493	3,792,360
Photronics, Inc. (a)	86,834	3,508,962
Power Integrations, Inc. (b)	24,800	1,269,760
Rambus, Inc. (a)	141,783	12,197,591
SiTime Corp. (a)	13,022	4,497,148
Synaptics, Inc. (a)	16,749	1,173,100
Tower Semiconductor Ltd. (a)	14,500	2,544,460
		67,401,709
Software — 5.8%
A10 Networks, Inc.	97,388	2,251,610
ACI Worldwide, Inc. (a)	96,162	3,943,604
Agilysys, Inc. (a)	32,448	2,308,351
Alarm.com Holdings, Inc. (a)	34,856	1,505,431
Appfolio, Inc. - Class A (a)	26,104	4,119,733
Bill Holdings, Inc. (a)	93,290	3,573,007
BlackLine, Inc. (a) (b)	22,500	832,500
CCC Intelligent Solutions Holdings, Inc. (a) (b)	647,018	3,882,108
Commvault Systems, Inc. (a)	17,655	1,375,148
Core Scientific, Inc. (a)	39,600	592,416
Descartes Systems Group, Inc. (a)	63,698	4,558,229
HubSpot, Inc. (a)	8,700	2,123,670
InterDigital, Inc. (b)	40,457	12,218,014
JFrog Ltd. (a)	46,700	2,191,631
Pegasystems, Inc.	60,634	2,580,583
Procore Technologies, Inc. (a)	26,400	1,504,800
PTC, Inc. (a)	31,425	4,477,748
Q2 Holdings, Inc. (a)	46,182	2,184,409
Qualys, Inc. (a)	7,564	664,497
SPS Commerce, Inc. (a)	19,621	1,092,301
Teradata Corp. (a)	29,400	753,522
Workiva, Inc. (a)	44,924	2,678,818
		61,412,130
Specialized REITs — 0.5%
Lamar Advertising Co. - Class A (b)	26,463	3,351,804
Smartstop Self Storage REIT, Inc. (b)	50,837	1,539,344
		4,891,148
Specialty Retail — 1.1%
Abercrombie & Fitch Co. - Class A (a)	52,155	4,765,402
Boot Barn Holdings, Inc. (a)	28,842	4,221,315
Build-A-Bear Workshop, Inc. (b)	31,110	1,165,070
Burlington Stores, Inc. (a)	3,300	1,073,754
Urban Outfitters, Inc. (a)	10,116	640,849
		11,866,390
Technology Hardware, Storage & Peripherals — 0.3%
IonQ, Inc. (a) (b)	108,864	3,138,549
BHFTII-267

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 0.5%
Birkenstock Holding PLC (a) (b)	75,796	$2,715,771
Crocs, Inc. (a)	13,975	1,160,204
Kontoor Brands, Inc. (b)	25,214	1,772,292
		5,648,267
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	18,702	4,962,015
SiteOne Landscape Supply, Inc. (a)	28,950	3,853,534
		8,815,549
Total Common Stocks (Cost $874,720,525)		1,040,958,668

Short-Term Investments—1.4%
Short-Term Investment Funds—1.4%
T. Rowe Price Government Reserve Fund
3.664% (c) (d)	14,876,463	14,876,463
Total Short-Term Investments (Cost $14,876,463)		14,876,463

Securities Lending Reinvestments (e)—4.0%
Short-Term Investment Funds—1.7%
Allspring Government Money Market Fund, Select Class 3.600% (d)	3,000,000	3,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (d)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (d)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (d)	2,000,000	2,000,000
		18,000,000

Certificates of Deposit—0.3%
Bank of Montreal
4.000%, SOFR + 0.370%, 08/07/26 (f)	2,000,000	2,000,776
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (f)	1,000,000	1,000,040
		3,000,816
Repurchase Agreements—1.8%
Bank of Montreal
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,229,200	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,000,203; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $2,040,000	2,000,000	$2,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $4,000,410; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $4,080,053	4,000,000	4,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $4,084,894; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $4,080,053	4,000,000	4,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,110,982	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $4,002,956; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $4,272,445	4,000,000	4,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,611,608; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $1,643,840	1,611,444	1,611,444
		19,611,444
Time Deposits—0.2%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
BHFTII-268

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
Svenska NY
3.610%, 04/01/26	1,000,000	$1,000,000
		2,000,000
Total Securities Lending Reinvestments (Cost $42,611,444)		42,612,260
Total Investments—103.9% (Cost $932,208,432)		1,098,447,391
Other assets and liabilities (net)—(3.9)%		(41,001,057)
Net Assets—100.0%		$1,057,446,334

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $78,859,578 and the collateral received consisted of cash in the amount of
$42,611,444 and non-cash collateral with a value of $34,340,474. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(f)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Ending Value as of March 31, 2026
T. Rowe Price Government Reserve Fund	$1,575,193	$36,084,449	$(22,783,179)	$14,876,463

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
T. Rowe Price Government Reserve Fund	$3,916	14,876,463
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,040,958,668	$—	$—	$1,040,958,668
Total Short-Term Investments*	14,876,463	—	—	14,876,463
Securities Lending Reinvestments
Short-Term Investment Funds	18,000,000	—	—	18,000,000
Certificates of Deposit	—	3,000,816	—	3,000,816
Repurchase Agreements	—	19,611,444	—	19,611,444
Time Deposits	—	2,000,000	—	2,000,000
Total Securities Lending Reinvestments	18,000,000	24,612,260	—	42,612,260
Total Investments	$1,073,835,131	$24,612,260	$—	$1,098,447,391
Collateral for Securities Loaned (Liability)	$—	$(42,611,444)	$—	$(42,611,444)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-269

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Chemicals — 6.3%
Corteva, Inc.	107,733	$9,018,329
Mosaic Co.	343,900	8,769,450
Neo Performance Materials, Inc.	393,284	6,214,062
Nutrien Ltd. (a)	300,823	22,700,104
		46,701,945
Construction Materials — 0.6%
Titan America SA (a) (b)	319,600	4,787,608
Containers & Packaging — 3.7%
Graphic Packaging Holding Co. (a)	189,800	1,886,612
International Paper Co. (a)	245,300	8,757,210
Packaging Corp. of America	39,000	8,276,580
Smurfit Westrock PLC (a)	207,900	8,284,815
		27,205,217
Electrical Equipment — 0.9%
Nexans SA	51,470	6,964,225
Energy Equipment & Services — 2.2%
National Energy Services Reunited Corp. (b)	148,710	3,192,804
Solaris Energy Infrastructure, Inc. (a)	234,033	13,225,205
		16,418,009
Food Products — 7.0%
Archer-Daniels-Midland Co.	186,000	13,520,340
Bunge Global SA (a)	76,500	9,730,800
JBS NV - Class A (b)	1,203,650	21,617,554
Tyson Foods, Inc. - Class A	113,000	7,239,910
		52,108,604
Independent Power and Renewable Electricity Producers — 1.6%
Ormat Technologies, Inc. (a)	75,500	8,449,960
Vistra Corp.	23,100	3,472,623
		11,922,583
Marine Transportation — 1.7%
Kirby Corp. † (a) (b)	93,831	12,468,263
Metals & Mining — 36.9%
Agnico Eagle Mines Ltd.	99,133	20,122,016
Alamos Gold, Inc. - Class A	184,100	8,179,563
Alcoa Corp. (a)	146,100	9,690,813
Anglo American PLC	485,582	20,629,822
ArcelorMittal SA (NY Registry Shares) (a)	154,200	8,015,316
Barrick Mining Corp.	411,835	16,798,750
Capstone Copper Corp. (a) (b)	917,300	6,917,171
Commercial Metals Co.	117,000	7,187,310
First Quantum Minerals Ltd. (b)	376,400	8,999,399
Franco-Nevada Corp.	58,700	14,501,835
Freeport-McMoRan, Inc.	146,203	8,593,812
Glencore PLC (b)	3,234,000	24,643,092
Gold Fields Ltd. (ADR)	266,800	12,112,720
Hudbay Minerals, Inc.	369,800	7,728,820
Impala Platinum Holdings Ltd. (a)	385,100	5,659,649
Ivanhoe Electric, Inc. (a) (b)	474,090	5,603,744
Kinross Gold Corp. (a)	588,300	17,954,916
Lynas Rare Earths Ltd. (b)	672,600	9,140,491
MP Materials Corp. (a) (b)	126,100	6,085,586
Newmont Corp.	167,517	18,133,715
NGEx Minerals Ltd. (b)	186,600	3,393,703
Northam Platinum Holdings Ltd.	447,900	9,363,773
Security Description	Shares	Value
Metals & Mining—(Continued)
Pan American Silver Corp.	249,200	$13,613,796
Steel Dynamics, Inc.	55,200	9,936,000
		273,005,812
Oil, Gas & Consumable Fuels — 33.5%
Cameco Corp.	56,500	6,136,465
Canadian Natural Resources Ltd.	206,600	10,078,266
Cenovus Energy, Inc.	151,700	4,024,601
Chevron Corp.	93,300	19,303,770
ConocoPhillips	72,422	9,559,704
Diamondback Energy, Inc.	43,778	8,658,851
Energy Fuels, Inc. (a) (b)	113,000	2,062,250
EQT Corp.	170,700	10,863,348
Expand Energy Corp.	82,400	9,045,872
Exxon Mobil Corp.	216,358	36,707,298
Marathon Petroleum Corp.	33,700	8,228,866
Ovintiv, Inc.	221,000	13,118,560
Permian Resources Corp. - Class A	203,170	4,331,584
PetroChina Co. Ltd. - Class H	7,318,000	9,941,464
Phillips 66 Co.	91,400	16,651,252
Shell PLC (ADR) (a)	192,600	17,911,800
Suncor Energy, Inc.	221,000	14,617,360
TotalEnergies SE	260,300	24,034,348
Uranium Energy Corp. (a) (b)	230,600	3,113,100
Valero Energy Corp.	45,600	11,266,848
Yellow Cake PLC (a) (b)	1,033,400	8,261,007
		247,916,614
Paper & Forest Products — 2.3%
Suzano SA	1,112,000	11,141,790
West Fraser Timber Co. Ltd. (a)	92,100	6,015,531
		17,157,321
Specialized REITs — 1.2%
Weyerhaeuser Co.	348,900	8,523,627
Total Common Stocks (Cost $524,646,534)		725,179,828

Short-Term Investments—2.2%
Short-Term Investment Funds—2.2%
Invesco Treasury Portfolio, Institutional Class
3.560% (c)	16,408,745	16,408,745
Total Short-Term Investments (Cost $16,408,745)		16,408,745

Securities Lending Reinvestments (d)—7.2%
Short-Term Investment Funds—0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (c)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (c)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (c)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (c)	750,000	750,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (c)	1,000,000	1,000,000
BHFTII-270

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (c)	1,000,000	$1,000,000
		5,750,000

Certificates of Deposit—0.5%
Bank of Montreal
4.000%, SOFR + 0.370%, 08/07/26 (e)	2,000,000	2,000,776
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	1,000,000	991,900
Zero Coupon, 06/23/26	1,000,000	990,990
		3,983,666
Repurchase Agreements—5.6%
Bank of Montreal
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $4,000,419; collateralized by various Common Stock with an aggregate market value of $4,458,399	4,000,000	4,000,000
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $10,001,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,561,405	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $2,000,205; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $5,106,118; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,500,158; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,666,474	1,500,000	1,500,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $2,000,210; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.625%, maturity dates ranging from 06/30/26 - 08/15/35, and an aggregate market value of $2,047,278	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $2,000,210; collateralized by various Common Stock with an aggregate market value of $2,229,257	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $7,005,172; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $7,476,779	7,000,000	$7,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,932,652; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $2,991,305	2,932,355	2,932,355
		41,432,355
Time Deposits—0.3%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
Svenska NY
3.610%, 04/01/26	1,000,000	1,000,000
		2,000,000
Total Securities Lending Reinvestments (Cost $53,165,121)		53,166,021
Total Investments—107.3% (Cost $594,220,400)		794,754,594
Other assets and liabilities (net)—(7.3)%		(53,902,754)
Net Assets—100.0%		$740,851,840

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was $12,468,263, which is 1.7% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $81,890,469 and the collateral received consisted of cash in the amount of
$53,162,078 and non-cash collateral with a value of $27,658,890. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(e)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-271

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Country Diversification as of March 31, 2026 (Unaudited)	% of Net Assets
United States	51.6
Canada	24.2
South Africa	6.5
Australia	4.6
France	4.2
Brazil	1.5
China	1.3
Zambia	1.2
United Kingdom	1.1
Luxembourg	1.1

Restricted Securities	Acquisition Date	Shares	Cost	Value
Kirby Corp.	02/28/22-07/31/25	93,831	$7,667,295	$12,468,263
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$46,701,945	$—	$—	$46,701,945
Construction Materials	4,787,608	—	—	4,787,608
Containers & Packaging	27,205,217	—	—	27,205,217
Electrical Equipment	—	6,964,225	—	6,964,225
Energy Equipment & Services	16,418,009	—	—	16,418,009
Food Products	52,108,604	—	—	52,108,604
Independent Power and Renewable Electricity Producers	11,922,583	—	—	11,922,583
Marine Transportation	12,468,263	—	—	12,468,263
Metals & Mining	203,568,985	69,436,827	—	273,005,812
Oil, Gas & Consumable Fuels	205,679,795	42,236,819	—	247,916,614
Paper & Forest Products	17,157,321	—	—	17,157,321
Specialized REITs	8,523,627	—	—	8,523,627
Total Common Stocks	606,541,957	118,637,871	—	725,179,828
Total Short-Term Investments*	16,408,745	—	—	16,408,745
Securities Lending Reinvestments
Short-Term Investment Funds	5,750,000	—	—	5,750,000
Certificates of Deposit	—	3,983,666	—	3,983,666
Repurchase Agreements	—	41,432,355	—	41,432,355
Time Deposits	—	2,000,000	—	2,000,000
Total Securities Lending Reinvestments	5,750,000	47,416,021	—	53,166,021
Total Investments	$628,700,702	$166,053,892	$—	$794,754,594
Collateral for Securities Loaned (Liability)	$—	$(53,162,078)	$—	$(53,162,078)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-272

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—49.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31 (144A) (a)	2,030,000	$2,126,821
7.500%, 06/01/29 (144A) (a)	5,896,000	5,920,881
Neptune Bidco U.S., Inc.
9.500%, 02/15/33 (144A) (a)	2,670,000	2,590,538
10.375%, 05/15/31 (144A) (a)	1,870,000	1,886,845
		12,525,085
Aerospace/Defense — 0.4%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A) (a)	1,120,000	1,139,938
Bombardier, Inc.
6.750%, 06/15/33 (144A) (a)	1,050,000	1,084,343
7.000%, 06/01/32 (144A) (a)	1,490,000	1,546,385
TransDigm, Inc.
4.625%, 01/15/29 (a)	370,000	363,534
6.125%, 07/31/34 (144A) (a)	2,240,000	2,203,135
		6,337,335
Agriculture — 0.1%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,630,000	1,580,359
Airlines — 0.5%
American Airlines, Inc.
7.250%, 02/15/28 (144A) (a)	1,590,000	1,599,052
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A) (a)	2,970,000	2,953,755
Latam Airlines Group SA
7.875%, 04/15/30 (144A) (a)	2,330,000	2,353,300
United Airlines Holdings, Inc.
5.375%, 03/01/31 (a)	1,770,000	1,733,391
		8,639,498
Auto Manufacturers — 0.8%
JB Poindexter & Co., Inc.
8.750%, 12/15/31 (144A) (a)	2,870,000	2,908,946
Nissan Motor Co. Ltd.
4.810%, 09/17/30 (144A) (a)	2,070,000	1,879,276
PM General Purchaser LLC
9.500%, 10/01/28 (144A) (a)	10,020,000	9,493,950
		14,282,172
Auto Parts & Equipment — 1.2%
American Axle & Manufacturing, Inc.
7.750%, 10/15/33 (144A) (a)	5,440,000	5,295,829
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.375%, 04/15/34 (144A) (a)	1,790,000	1,737,449
Qnity Electronics, Inc.
5.750%, 08/15/32 (144A)	2,280,000	2,282,716
6.250%, 08/15/33 (144A) (a)	1,920,000	1,941,383
ZF North America Capital, Inc.
6.750%, 04/23/30 (144A) (a)	4,440,000	4,295,177
7.125%, 04/14/30 (144A)	3,850,000	3,795,954
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
ZF North America Capital, Inc.
7.500%, 03/24/31 (144A) (a)	2,220,000	$2,180,740
		21,529,248
Banks — 3.2%
Banco Mercantil del Norte SA
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	2,150,000	2,154,315
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	5,480,000	5,325,464
BNP Paribas SA
8.000%, 5Y H15 + 3.727%, 08/22/31 (144A) (a) (b)	1,920,000	2,000,337
Citigroup, Inc.
6.625%, 5Y H15 + 3.001%, 02/15/31 (a) (b)	4,615,000	4,618,462
Intesa Sanpaolo SpA
7.800%, 11/28/53 (144A)	8,720,000	10,186,522
Lloyds Banking Group PLC
8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	2,600,000	2,728,856
8.500%, 5Y UKG + 5.143%, 03/27/28 (GBP) (b)	4,580,000	6,290,570
NatWest Group PLC
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (b)	6,600,000	8,310,943
UBS Group AG
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (a) (b)	2,890,000	2,862,179
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (b)	3,000,000	2,942,610
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	2,500,000	2,576,052
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	4,090,000	4,359,225
Wells Fargo & Co.
6.125%, 5Y H15 + 2.340%, 06/15/31 (b)	1,940,000	1,947,302
		56,302,837
Building Materials — 0.4%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A) (a)	2,184,000	2,010,891
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	4,370,000	4,431,193
		6,442,084
Chemicals — 0.7%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp.
9.750%, 03/01/33 (144A)	3,740,000	3,600,610
Celanese U.S. Holdings LLC
7.000%, 02/15/31 (a)	600,000	616,077
Cerdia Finanz GmbH
9.375%, 10/03/31 (144A) (a)	3,685,000	3,650,103
OCP SA
6.750%, 05/02/34 (144A) (a)	5,100,000	5,305,617
		13,172,407
Commercial Services — 2.0%
Block, Inc.
6.000%, 08/15/33 (144A)	3,850,000	3,786,412
BHFTII-273

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	4,800,000	$4,559,921
CoreCivic, Inc.
4.750%, 10/15/27	7,596,000	7,527,167
8.250%, 04/15/29 (a)	1,150,000	1,200,523
EquipmentShare.com, Inc.
8.625%, 05/15/32 (144A) (a)	3,330,000	3,475,717
9.000%, 05/15/28 (144A) (a)	2,500,000	2,582,327
GEO Group, Inc.
10.250%, 04/15/31	3,500,000	3,733,743
Herc Holdings, Inc.
7.250%, 06/15/33 (144A)	2,710,000	2,777,051
Metropolitan Museum of Art
3.400%, 07/01/45	2,025,000	1,524,071
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A) (a)	4,030,000	4,079,182
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, 05/15/33 (144A) (EUR)	810,000	882,645
Vortex Opco LLC
8.000%, 04/30/30 (144A) † (c)	2,829,697	42,191
		36,170,950
Computers — 0.0%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.000%, 10.000% PIK, 12/15/30 (144A) (d)	263,781	324,451
Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.950%, 5Y H15 + 2.720%, 03/10/55 (a) (b)	1,360,000	1,391,929
American News Holdings LLC
8.500%, 10.000% PIK, 09/01/27 (144A) † (d)	4	4
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A)	3,800,000	3,500,750
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	2,770,000	2,784,542
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A) (a)	1,890,000	1,869,000
6.750%, 05/01/33 (144A) (a)	1,580,000	1,603,017
7.125%, 04/30/31 (144A) (a)	2,369,000	2,435,228
LD Holdings Group LLC
6.125%, 04/01/28 (144A) (a)	3,060,000	2,566,504
Mcclatchy Media Co. LLC
11.000%, 12.500% PIK, 12/01/31 (144A) † (d)	32,884,920	37,077,747
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A)	1,705,000	1,654,505
7.422%, 3M TSFR + 3.750%, 01/15/56 (144A) (b)	4,500,000	4,203,468
Rocket Cos., Inc.
6.125%, 08/01/30 (144A)	360,000	363,322
6.500%, 08/01/29 (144A) (a)	1,220,000	1,233,732
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29 (144A) (a)	4,370,000	4,138,356
Stonex Escrow Issuer LLC
6.875%, 07/15/32 (144A) (a)	1,600,000	1,617,003
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500%, 06/15/31 (144A)	850,000	$873,382
		67,312,489
Electric — 2.3%
AES Andes SA
6.250%, 03/14/32 (144A)	1,000,000	1,025,691
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	4,297,000	4,359,877
FirstEnergy Corp.
2.650%, 03/01/30 (a)	220,000	203,675
Lightning Power LLC
7.250%, 08/15/32 (144A) (a)	7,985,000	8,300,230
NRG Energy, Inc.
5.750%, 01/15/34 (144A) (a)	1,020,000	1,006,153
6.000%, 01/15/36 (144A) (a)	8,420,000	8,343,438
6.250%, 11/01/34 (144A) (a)	2,010,000	2,026,024
Pampa Energia SA
7.875%, 12/16/34 (144A)	950,000	981,017
7.950%, 09/10/31 (144A)	2,410,000	2,510,979
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	255,233	220,776
Southern California Edison Co.
3.900%, 03/15/43	827,000	624,443
Talen Energy Supply LLC
6.500%, 02/01/36 (144A) (a)	3,070,000	3,091,277
TransAlta Corp.
6.500%, 03/15/40 (a)	3,619,000	3,564,726
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A) (a)	1,390,000	1,357,159
6.875%, 04/15/32 (144A) (a)	2,940,000	3,042,745
		40,658,210
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
5.500%, 04/15/34 (144A) (a)	3,060,000	3,013,638
Energy-Alternate Sources — 0.0%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	740,139	702,112
Engineering & Construction — 0.7%
Railworks Holdings LP/Railworks Rally, Inc.
8.250%, 11/15/28 (144A)	2,160,000	2,155,854
TopBuild Corp.
4.125%, 02/15/32 (144A) (a)	90,000	82,942
5.625%, 01/31/34 (144A) (a)	4,460,000	4,365,322
Tutor Perini Corp.
11.875%, 04/30/29 (144A)	5,252,000	5,753,325
		12,357,443
Entertainment — 1.3%
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	3,590,000	1,453,986
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750%, 01/15/33 (144A) (a)	2,080,000	2,021,920
BHFTII-274

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Discovery Global Holdings, Inc.
4.279%, 03/15/32 (a)	2,365,000	$2,093,025
5.050%, 03/15/42	4,960,000	3,267,676
Flutter Treasury DAC
5.875%, 06/04/31 (144A) (a)	4,650,000	4,606,708
Light & Wonder International, Inc.
6.250%, 10/01/33 (144A) (a)	2,420,000	2,370,850
Rivers Enterprise Borrower LLC
6.250%, 10/15/30 (144A) (a)	2,750,000	2,743,060
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.625%, 01/15/32 (144A) (a)	1,350,000	1,352,178
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125%, 02/15/31 (144A) (a)	2,970,000	3,113,288
		23,022,691
Environmental Control — 0.3%
GFL Environmental Holdings U.S., Inc.
5.500%, 02/01/34 (144A) (a)	1,470,000	1,441,770
Wrangler Holdco Corp.
6.625%, 04/01/32 (144A) (a)	2,840,000	2,924,295
		4,366,065
Food — 0.2%
Co-Operative Group Holdings Ltd.
7.500%, 07/08/26 (GBP) (e)	2,410,000	3,204,232
Food Service — 0.1%
TKC Holdings, Inc.
8.500%, 08/15/30 (144A) (a)	2,090,000	2,107,420
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125%, 01/15/32 (a)	2,190,000	1,925,933
Gas — 0.7%
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30 (144A) (a)	380,000	390,802
6.500%, 06/15/34 (144A) (a)	160,000	166,552
6.750%, 01/15/36 (144A) (a)	11,195,000	11,857,207
		12,414,561
Healthcare-Services — 1.8%
Akumin, Inc.
9.750%, 08/31/31 (144A)	4,802,000	4,393,830
CHS/Community Health Systems, Inc.
5.250%, 05/15/30 (144A) (a)	3,910,000	3,685,106
6.125%, 04/01/30 (144A) (a)	2,110,000	1,834,570
6.875%, 04/15/29 (144A) (a)	5,290,000	5,087,064
9.750%, 01/15/34 (144A) (a)	3,120,000	3,238,149
LifePoint Health, Inc.
9.875%, 08/15/30 (144A) (a)	4,800,000	5,076,058
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A) (a)	4,170,000	4,307,497
TEAM Services Holding, Inc.
9.000%, 02/15/33 (144A) (a)	2,850,000	2,794,553
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
U.S. Renal Care, Inc.
10.625%, 06/28/28 (144A)	1,375,850	$1,141,955
		31,558,782
Holding Companies-Diversified — 0.1%
Stena International SA
7.250%, 01/15/31 (144A)	1,866,000	1,885,647
Home Builders — 0.3%
Dream Finders Homes, Inc.
6.875%, 09/15/30 (144A) (a)	2,870,000	2,745,973
Empire Communities Corp.
9.750%, 05/01/29 (144A)	1,950,000	1,957,983
		4,703,956
Insurance — 0.6%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A) (a)	740,000	669,160
Asurion LLC/Asurion Co-Issuer, Inc.
8.000%, 12/31/32 (144A) (a)	4,400,000	4,564,771
Massachusetts Mutual Life Insurance Co.
4.900%, 04/01/77 (144A)	5,795,000	4,579,512
		9,813,443
Internet — 1.4%
Alphabet, Inc.
5.650%, 02/15/56 (a)	2,880,000	2,870,736
5.750%, 02/15/66	2,650,000	2,624,406
Amazon.com, Inc.
4.250%, 03/13/31	660,000	655,136
4.550%, 03/13/33	670,000	663,551
4.875%, 03/13/36	740,000	733,256
5.650%, 03/13/46	940,000	936,748
5.800%, 03/13/56	770,000	769,381
5.950%, 03/13/66	750,000	752,458
Cogent Communications Group LLC/Cogent Finance, Inc.
7.000%, 06/15/27 (144A) (a)	4,160,000	4,114,875
Gen Digital, Inc.
6.250%, 04/01/33 (144A) (a)	2,880,000	2,799,693
Getty Images, Inc.
10.500%, 11/15/30 (144A) (a)	1,490,000	1,336,261
11.250%, 02/21/30 (144A)	1,140,000	1,026,673
MercadoLibre, Inc.
4.900%, 01/15/33 (a)	2,600,000	2,522,520
Meta Platforms, Inc.
5.500%, 11/15/45	3,630,000	3,435,125
		25,240,819
IT Services — 0.2%
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	2,820,000	2,777,071
Leisure Time — 1.8%
Carnival Corp.
5.125%, 05/01/29 (144A) (a)	2,340,000	2,323,109
BHFTII-275

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
Carnival Corp.
6.125%, 02/15/33 (144A) (a)	3,980,000	$4,019,900
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32 (144A) (a)	1,270,000	1,122,140
NCL Corp. Ltd.
5.875%, 01/15/31 (144A) (a)	760,000	738,390
6.250%, 09/15/33 (144A) (a)	520,000	504,576
6.750%, 02/01/32 (144A) (a)	4,110,000	4,078,816
Royal Caribbean Cruises Ltd.
5.625%, 09/30/31 (144A) (a)	1,020,000	1,030,055
6.000%, 02/01/33 (144A)	2,980,000	3,009,773
6.250%, 03/15/32 (144A)	4,990,000	5,101,695
Viking Cruises Ltd.
5.875%, 10/15/33 (144A) (a)	3,430,000	3,386,480
9.125%, 07/15/31 (144A) (a)	5,340,000	5,633,406
		30,948,340
Lodging — 0.8%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (a)	8,185,000	7,448,350
Melco Resorts Finance Ltd.
6.500%, 09/24/33 (144A) (a)	2,310,000	2,217,093
7.625%, 04/17/32 (144A) (a)	2,030,000	2,059,893
Sands China Ltd.
2.300%, 03/08/27	200,000	195,205
2.850%, 03/08/29 (a)	1,240,000	1,167,661
3.250%, 08/08/31	470,000	424,980
5.400%, 08/08/28	1,020,000	1,027,643
		14,540,825
Machinery-Construction & Mining — 0.2%
Babcock & Wilcox Enterprises, Inc.
8.750%, 06/30/30 (144A)	3,900,000	3,880,500
Machinery-Diversified — 0.1%
Columbus McKinnon Corp.
7.125%, 02/01/33 (144A) (a)	1,000,000	999,540
Media — 2.6%
AMC Networks, Inc.
10.500%, 07/15/32 (144A) (a)	1,149,000	1,133,976
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 02/01/33 (144A) (a)	4,100,000	4,111,293
7.375%, 02/01/36 (144A) (a)	4,730,000	4,710,355
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 04/01/38 (a)	1,130,000	1,012,764
CSC Holdings LLC
6.500%, 02/01/29 (144A)	5,950,000	3,792,619
11.750%, 01/31/29 (144A) (a)	10,880,000	7,867,817
Directv Financing LLC
8.875%, 02/01/30 (144A) (a)	2,570,000	2,564,282
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A) (a)	1,970,000	2,011,033
DISH DBS Corp.
5.250%, 12/01/26 (144A)	140,000	138,799
Security Description	Principal Amount*	Value
Media—(Continued)
DISH DBS Corp.
5.750%, 12/01/28 (144A)	2,570,000	$2,485,685
DISH Network Corp.
11.750%, 11/15/27 (144A) (a)	4,260,000	4,388,844
Grupo Televisa SAB
5.000%, 05/13/45 (a)	2,690,000	1,671,243
iHeartCommunications, Inc.
9.125%, 05/01/29 (144A) (a)	855,000	776,425
Nexstar Media, Inc.
6.500%, 09/15/33 (144A)	2,140,000	2,156,305
Time Warner Cable LLC
5.875%, 11/15/40 (a)	1,702,000	1,542,414
6.750%, 06/15/39 (a)	1,970,000	1,954,774
Versant Media Group, Inc.
7.250%, 01/30/31 (144A) (a)	1,760,000	1,801,186
Virgin Media Finance PLC
5.000%, 07/15/30 (144A) (a)	1,080,000	884,953
VZ Secured Financing BV
7.500%, 01/15/33 (144A) (a)	1,180,000	1,112,272
		46,117,039
Metal Fabricate/Hardware — 0.4%
Advanced Drainage Systems, Inc.
5.375%, 03/01/34 (144A) (a)	2,080,000	2,024,091
Park-Ohio Industries, Inc.
8.500%, 08/01/30 (144A) (a)	4,540,000	4,652,660
		6,676,751
Mining — 1.6%
ACN 113 874 712 Pty. Ltd.
13.250%, 02/15/18 (144A) † (c) (f) (g)	931,575	0
Capstone Copper Corp.
6.750%, 03/31/33 (144A) (a)	1,370,000	1,360,977
First Quantum Minerals Ltd.
6.375%, 02/15/36 (144A) (a)	4,870,000	4,685,022
7.250%, 02/15/34 (144A) (a)	5,570,000	5,670,466
8.000%, 03/01/33 (144A) (a)	4,040,000	4,211,106
Freeport Minerals Corp.
7.125%, 11/01/27	3,740,000	3,845,737
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	4,681,000	4,428,629
Hudbay Minerals, Inc.
6.125%, 04/01/29 (144A)	2,014,000	2,012,778
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, 11/01/22 (144A) (c)	8,475,000	85
Teck Resources Ltd.
6.000%, 08/15/40	1,774,000	1,780,470
		27,995,270
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A) (a)	1,640,000	1,667,135
6.250%, 03/15/33 (144A) (a)	970,000	990,124
		2,657,259
BHFTII-276

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Multi-National — 0.8%
Inter-American Development Bank
7.350%, 10/06/30 (INR)	1,403,000,000	$14,497,098
Oil & Gas — 5.5%
Borr IHC Ltd./Borr Finance LLC
10.000%, 11/15/28 (144A)	2,014,634	2,064,237
Chord Energy Corp.
6.000%, 10/01/30 (144A) (a)	1,800,000	1,823,886
6.750%, 03/15/33 (144A) (a)	2,510,000	2,591,430
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A) (a)	6,840,000	6,838,285
Devon Energy Corp.
5.600%, 07/15/41 (a)	3,130,000	3,025,156
Ecopetrol SA
8.375%, 01/19/36 (a)	5,570,000	5,647,265
Expand Energy Corp.
4.750%, 02/01/32 (a)	1,380,000	1,344,628
Granite Ridge Resources, Inc.
8.875%, 11/05/29 (144A) †	5,550,000	5,421,295
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A) (a)	300,000	303,008
6.375%, 10/24/48 (144A)	1,060,000	1,051,902
Nabors Industries, Inc.
8.875%, 08/15/31 (144A) (a)	4,410,000	4,594,237
Noble Finance II LLC
8.000%, 04/15/30 (144A)	2,150,000	2,213,611
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A) (a)	2,860,000	2,959,108
Occidental Petroleum Corp.
4.400%, 08/15/49	1,630,000	1,190,226
6.450%, 09/15/36 (a)	772,000	824,881
7.950%, 06/15/39	7,859,000	9,209,986
Pan American Energy LLC
8.500%, 04/30/32 (144A)	1,330,000	1,409,002
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, 02/15/28 (a)	8,236,000	8,198,546
Permian Resources Operating LLC
6.250%, 02/01/33 (144A) (a)	680,000	692,672
7.000%, 01/15/32 (144A) (a)	6,840,000	7,082,786
9.875%, 07/15/31 (144A) (a)	895,000	949,858
Petrobras Global Finance BV
5.750%, 02/01/29	700,000	709,462
6.850%, 06/05/2115 (a)	6,170,000	5,605,077
Puma International Financing SA
7.750%, 04/25/29 (144A)	3,680,000	3,754,986
Range Resources Corp.
4.750%, 02/15/30 (144A)	2,820,000	2,749,658
Sunoco LP
5.625%, 07/15/34 (144A) (a)	6,590,000	6,489,211
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (a) (b)	4,774,000	4,874,378
Vermilion Energy, Inc.
7.250%, 02/15/33 (144A) (a)	3,930,000	3,964,151
		97,582,928
Security Description	Principal Amount*	Value
Oil & Gas Services — 0.1%
WBI Operating LLC
6.500%, 10/15/33 (144A)	2,460,000	$2,441,206
Pharmaceuticals — 1.1%
1261229 BC Ltd.
10.000%, 04/15/32 (144A) (a)	5,120,000	5,242,081
Bausch Health Cos., Inc.
6.250%, 02/15/29 (144A)	580,000	435,000
7.000%, 01/15/28 (144A)	2,160,000	1,879,200
11.000%, 09/30/28 (144A)	1,300,000	1,326,050
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36 (a)	1,180,000	1,215,771
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46 (a)	9,870,000	7,316,444
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/30 (a)	2,270,000	2,298,809
		19,713,355
Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750%, 10/15/33 (144A) (a)	1,992,000	1,969,901
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250%, 07/15/32 (144A) (a)	2,580,000	2,680,060
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	190,000	222,356
Energy Transfer LP
5.350%, 05/15/45 (a)	5,000,000	4,469,830
Enterprise Products Operating LLC
5.375%, 3M TSFR + 2.832%, 02/15/78 (a) (b)	11,670,000	11,557,153
Galaxy Pipeline Assets Bidco Ltd.
1.750%, 09/30/27	433,528	421,687
Howard Midstream Energy Partners LLC
6.625%, 01/15/34 (144A)	2,140,000	2,148,136
7.375%, 07/15/32 (144A) (a)	2,070,000	2,140,477
Plains All American Pipeline LP
8.024%, 3M TSFR + 4.372%, 01/30/26 (b)	4,228,000	4,218,148
Rockies Express Pipeline LLC
6.875%, 04/15/40 (144A) (a)	3,160,000	3,145,674
7.500%, 07/15/38 (144A) (a)	1,200,000	1,252,330
Southern Natural Gas Co. LLC
8.000%, 03/01/32	25,000	28,512
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A) (a)	1,030,000	1,024,754
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A) (a)	2,200,000	1,949,412
4.125%, 08/15/31 (144A) (a)	3,210,000	2,977,614
Venture Global LNG, Inc.
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	2,770,000	2,759,048
9.500%, 02/01/29 (144A) (a)	3,980,000	4,303,552
9.875%, 02/01/32 (144A) (a)	5,560,000	5,971,373
Western Midstream Operating LP
5.300%, 03/01/48	2,000,000	1,690,479
5.450%, 04/01/44	8,470,000	7,534,839
		62,465,335
BHFTII-277

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate — 0.2%
Country Garden Holdings Co. Ltd.
5.000%, 2.500% PIK, 12/31/32 (d)	402,369	$54,320
Cushman & Wakefield U.S. Borrower LLC
6.750%, 05/15/28 (144A) (a)	1,429,000	1,431,063
Five Point Operating Co. LP
8.000%, 10/01/30 (144A) (a)	2,520,000	2,514,070
		3,999,453
Real Estate Investment Trusts — 1.1%
Arbor Realty SR, Inc.
7.875%, 07/15/30 (144A) (a)	1,990,000	1,840,210
8.500%, 12/15/28 (144A) (a)	1,630,000	1,601,936
Diversified Healthcare Trust
7.250%, 10/15/30 (144A)	1,930,000	1,946,585
Millrose Properties, Inc.
6.250%, 09/15/32 (144A) (a)	1,130,000	1,109,217
6.375%, 08/01/30 (144A) (a)	3,880,000	3,878,793
MPT Operating Partnership LP/MPT Finance Corp.
3.692%, 06/05/28 (GBP)	820,000	948,823
4.625%, 08/01/29 (a)	2,340,000	1,819,420
5.000%, 10/15/27 (a)	2,733,000	2,543,972
Starwood Property Trust, Inc.
7.250%, 04/01/29 (144A) (a)	1,660,000	1,709,184
Trust 2401
4.869%, 01/15/30 (144A)	1,398,000	1,346,106
Trust Fibra Uno
4.869%, 01/15/30 (144A)	722,000	692,688
		19,436,934
Retail — 1.5%
FirstCash, Inc.
5.625%, 01/01/30 (144A) (a)	3,060,000	3,043,012
Gee Automotive Holdings LLC
7.250%, 03/01/31 (144A)	3,020,000	3,029,247
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375%, 01/15/29 (144A) (a)	5,870,000	5,362,421
11.500%, 08/15/29 (144A) (a)	1,550,000	1,542,115
Marks & Spencer PLC
7.125%, 12/01/37 (144A)	1,595,000	1,734,127
Michaels Cos., Inc.
8.500%, 03/15/33 (144A)	1,930,000	1,878,844
11.000%, 03/15/34 (144A) (a)	4,230,000	3,938,986
Petco Health & Wellness Co., Inc.
8.250%, 02/01/31 (144A) (a)	2,210,000	2,206,971
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	2,210,000	2,079,341
Superior Plus LP/Superior General Partner, Inc.
4.500%, 03/15/29 (144A) (a)	2,320,000	2,217,734
		27,032,798
Semiconductors — 0.0%
Intel Corp.
5.700%, 02/10/53 (a)	400,000	368,306
Security Description	Principal Amount*	Value
Software — 0.9%
Citrix Systems, Inc.
4.500%, 12/01/27	1,800,000	$1,701,847
Cloud Software Group, Inc.
6.625%, 08/15/33 (144A)	1,680,000	1,493,646
8.250%, 06/30/32 (144A) (a)	2,960,000	2,807,367
9.000%, 09/30/29 (144A)	1,010,000	974,320
CoreWeave, Inc.
9.250%, 06/01/30 (144A) (a)	1,730,000	1,680,971
Fair Isaac Corp.
6.250%, 09/15/34 (144A) (a)	2,040,000	2,006,406
Oracle Corp.
4.950%, 02/04/31 (a)	3,280,000	3,209,283
5.350%, 05/04/33	1,150,000	1,119,501
5.700%, 02/04/36 (a)	1,630,000	1,567,226
		16,560,567
Telecommunications — 2.6%
Altice Financing SA
5.750%, 08/15/29 (144A)	8,730,000	6,111,575
Altice France Lux 3/Altice Holdings 1
10.000%, 01/15/33 (144A)	954,000	867,022
Altice France SA
6.500%, 04/15/32 (144A) (a)	731,589	693,169
6.875%, 07/15/32 (144A) (a)	2,615,506	2,478,266
APLD ComputeCo 2 LLC
6.750%, 03/15/31 (144A) (a)	1,220,000	1,211,117
APLD ComputeCo LLC
9.250%, 12/15/30 (144A) (a)	3,360,000	3,461,882
Black Pearl Compute LLC
6.125%, 02/15/31 (144A) (a)	2,090,000	2,127,196
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	2,100,000	2,206,134
EchoStar Corp.
10.750%, 11/30/29	5,266,400	5,689,033
Level 3 Financing, Inc.
6.875%, 06/30/33 (144A) (a)	1,810,000	1,843,161
8.500%, 01/15/36 (144A) (a)	2,820,000	2,942,421
Millicom International Cellular SA
4.500%, 04/27/31 (144A) (a)	3,930,000	3,581,997
6.250%, 03/25/29 (144A) (a)	1,215,000	1,210,135
SV RNO Property Owner 1 LLC
5.875%, 03/01/31 (144A)	4,610,000	4,556,951
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500%, 02/15/29 (144A) (a)	1,000,000	971,238
8.625%, 06/15/32 (144A)	900,000	915,570
Vmed O2 U.K. Financing I PLC
6.750%, 01/15/33 (144A) (a)	1,850,000	1,652,874
WULF Compute LLC
7.750%, 10/15/30 (144A) (a)	3,840,000	4,057,651
		46,577,392
BHFTII-278

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Transportation — 0.3%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A)	6,363,000	$6,066,043
Total Corporate Bonds & Notes (Cost $892,493,395)		874,927,877

Non-Agency Mortgage-Backed Securities—14.0%
Collateralized Mortgage Obligations — 4.7%
Angel Oak Mortgage Trust
4.124%, 01/25/67 (144A) (b)	3,042,918	2,843,212
Banc of America Funding Corp.
3.668%, 02/27/37 (144A) (b)	12,893,642	11,488,273
Banc of America Funding Trust
3.327%, 1M TSFR + 0.279%, 09/29/36 (144A) (b)	8,307,003	6,918,420
Banc of America Mortgage Trust
5.054%, 09/25/35 (b)	15,938	14,328
BCAP LLC Trust
4.065%, 05/26/47 (144A) (b)	2,171,672	1,963,472
Bear Stearns Asset-Backed Securities I Trust
19.815%, -4.33x 1M TSFR + 35.754%, 07/25/36 (b)	135,454	167,023
BRAVO Residential Funding Trust
6.435%, 05/25/63 (144A) (e)	2,189,463	2,188,269
7.103%, 10/25/63 (144A) (e)	2,006,677	2,019,185
CIM Trust
5.000%, 05/25/62 (144A) (b)	969,511	963,356
COLT Mortgage Loan Trust
5.409%, 11/25/70 (144A) (e)	898,557	894,669
6.303%, 07/25/69 (144A) (e)	2,572,582	2,593,237
6.586%, 02/25/69 (144A) (b)	1,580,000	1,588,492
Countrywide Alternative Loan Trust
5.750%, 01/25/37	1,306,597	606,494
6.000%, 01/25/37	979,177	577,088
13.428%, -4x 1M TSFR + 28.142%, 07/25/36 (b)	1,349,576	1,307,255
Countrywide Alternative Loan Trust Resecuritization
10.706%, 08/25/37 (b)	1,851,092	776,433
GreenPoint MTA Trust
4.233%, 1M TSFR + 0.554%, 06/25/45 (b)	268,551	239,651
GSMPS Mortgage Loan Trust
4.193%, 1M TSFR + 0.514%, 04/25/36 (144A) (b)	547,027	470,967
HarborView Mortgage Loan Trust
5.793%, 1M TSFR + 2.114%, 10/25/37 (b)	415,180	393,773
IndyMac INDX Mortgage Loan Trust
4.513%, 1M TSFR + 0.834%, 01/25/35 (b)	466,481	360,855
Lehman XS Trust
4.193%, 1M TSFR + 0.514%, 08/25/46 (b)	526,148	523,871
MASTR Seasoned Securitization Trust
5.455%, 10/25/32 (b)	827	799
Merrill Lynch Mortgage Investors Trust
5.565%, 08/25/33 (b)	96,796	90,965
MFA Trust
6.784%, 12/25/68 (144A) (e)	1,810,313	1,822,164
New Residential Mortgage Loan Trust
3.500%, 12/25/58 (144A) (b)	1,708,480	1,598,481
3.750%, 11/25/58 (144A) (b)	1,477,652	1,425,014
3.980%, 04/25/62 (144A) (b)	3,414,691	3,147,988
4.250%, 09/25/56 (144A) (b)	3,307,800	3,243,813
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust
5.189%, 02/25/66 (144A) (e)	3,648,506	$3,610,027
OBX Trust
5.171%, 11/25/65 (144A) (e)	2,597,957	2,576,148
5.949%, 02/25/63 (144A) (e)	634,487	632,390
PRKCM Trust
7.304%, 02/25/58 (144A) (e)	2,446,054	2,438,526
RALI Trust
3.968%, 11/25/37 (b)	1,570,530	1,324,573
Reperforming Loan Trust REMICS
2.339%, 03/25/35 (144A) (b) (h)	978,911	41,454
Sequoia Mortgage Trust
3.726%, 07/25/45 (144A) (b)	1,704	1,675
4.908%, 6M TSFR + 1.108%, 06/20/33 (b)	11,629	11,488
Structured Adjustable Rate Mortgage Loan Trust
5.282%, 1M TSFR + 1.614%, 09/25/37 (b)	907,654	860,117
Structured Asset Mortgage Investments II Trust
4.353%, 1M TSFR + 0.674%, 02/25/36 (b)	944,739	807,655
Towd Point Mortgage Trust
3.631%, 06/25/57 (144A) (b)	2,900,000	2,434,441
6.043%, 1M TSFR + 2.364%, 05/25/58 (144A) (b)	1,220,000	1,223,172
Verus Securitization Trust
4.844%, 02/25/71 (144A) (e)	3,635,289	3,590,998
5.774%, 05/25/65 (144A) (e)	3,519,125	3,527,015
6.118%, 01/25/69 (144A) (e)	2,321,028	2,326,408
6.845%, 04/25/69 (144A) (e)	2,065,312	2,083,690
6.968%, 12/25/68 (144A) (e)	1,169,224	1,176,915
WaMu Mortgage Pass-Through Certificates Trust
4.333%, 1M TSFR + 0.654%, 12/25/45 (b)	96,082	97,093
4.422%, 09/25/36 (b)	198,257	188,222
4.657%, 12M MTA + 0.798%, 03/25/47 (b)	463,060	437,615
4.753%, 1M TSFR + 1.074%, 12/25/45 (b)	3,408,199	3,909,203
5.192%, 08/25/33 (b)	296,277	288,913
		83,815,285
Commercial Mortgage-Backed Securities — 9.3%
280 Park Avenue Mortgage Trust
5.507%, 1M TSFR + 1.836%, 09/15/34 (144A) (b)	1,640,000	1,615,400
ARES Commercial Mortgage Trust
5.116%, 1M TSFR + 1.443%, 10/15/34 (144A) (b)	2,360,000	2,360,000
Bank
4.000%, 11/15/32 (144A) (b)	3,300,000	2,214,651
5.053%, 10/15/57	5,240,000	5,251,561
Bank of America Merrill Lynch Commercial Mortgage Trust
3.250%, 02/15/50 (144A)	2,250,000	2,110,998
Bank5
4.802%, 12/15/57 (b)	3,200,000	2,511,414
Benchmark Mortgage Trust
3.666%, 01/15/51 (b)	1,210,000	1,194,086
6.363%, 07/15/56 (b)	1,120,000	1,158,430
BFLD Commercial Mortgage Trust
6.363%, 1M TSFR + 2.691%, 11/15/41 (144A) (b)	3,180,000	3,180,994
7.312%, 1M TSFR + 3.640%, 11/15/41 (144A) (b)	3,180,000	3,180,994
BWAY Mortgage Trust
3.928%, 03/10/33 (144A) (b)	3,200,000	2,713,038
BHFTII-279

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Commercial Mortgage Trust
3.549%, 03/11/44 (144A) (b)	3,080,000	$2,850,274
5.869%, 1M TSFR + 2.196%, 04/15/34 (144A) (b)	7,780,000	7,682,750
6.123%, 1M TSFR + 2.450%, 02/15/43 (144A) (b)	5,420,000	5,428,469
7.361%, 1M TSFR + 3.688%, 05/15/34 (144A) (b)	4,086,206	4,086,206
7.363%, 1M TSFR + 3.690%, 04/15/40 (144A) (b)	4,850,535	4,844,472
7.713%, 08/13/41 (144A) (b)	3,110,000	3,001,245
7.923%, 1M TSFR + 4.250%, 03/15/45 (144A) (b)	3,650,000	3,604,319
BX Trust
6.363%, 1M TSFR + 2.690%, 04/15/41 (144A) (b)	3,892,771	3,890,338
BXMT Ltd.
5.127%, 1M TSFR + 1.450%, 08/19/43 (144A) (b)	3,310,000	3,308,347
Citigroup Commercial Mortgage Trust
3.225%, 09/15/48 (144A)	30,638	29,948
5.820%, 10/12/40 (144A) (b)	1,120,000	1,141,616
CSMC Trust
3.160%, 12/15/41 (144A)	5,560,000	5,213,838
8.044%, PRIME + 1.294%, 07/15/32 (144A) (b)	700,000	698,332
11.044%, PRIME + 4.294%, 07/15/32 (144A) (b)	6,685,000	6,447,069
Dwight Issuer LLC
5.342%, 1M TSFR + 1.662%, 06/18/42 (144A) (b)	4,800,000	4,814,809
Extended Stay America Trust
6.273%, 1M TSFR + 2.600%, 10/15/42 (144A) (b)	3,570,000	3,574,462
GS Mortgage Securities Corp. II
8.367%, 03/10/41 (144A) (b)	5,880,000	5,995,308
HIH Trust
9.110%, 1M TSFR + 5.437%, 10/15/41 (144A) (b)	3,981,524	3,981,524
HIT Trust
12.794%, 1M TSFR + 9.122%, 07/15/39 (144A) (b)	2,560,000	2,568,394
JP Morgan Chase Commercial Mortgage Securities Trust
4.765%, 01/15/49 (b)	568,000	526,093
KIND Trust
6.090%, 1M TSFR + 2.414%, 08/15/38 (144A) (b)	1,309,248	1,291,246
7.040%, 1M TSFR + 3.364%, 08/15/38 (144A) (b)	2,687,926	2,655,358
MF1 Trust
5.221%, 1M TSFR + 1.541%, 11/18/39 (144A) (b)	4,910,000	4,926,310
MIC Trust
8.437%, 12/05/38 (144A) (b)	1,080,000	1,149,347
MLTI Trust
6.923%, 1M TSFR + 3.250%, 03/15/31 (144A) (b)	4,620,000	4,594,109
Morgan Stanley Capital I Trust
4.320%, 12/15/48 (b)	547,179	536,241
5.236%, 1M TSFR + 1.563%, 12/15/38 (144A) (b)	5,350,000	4,988,875
MSWF Commercial Mortgage Trust
5.472%, 05/15/56	2,210,000	2,263,023
7.015%, 12/15/56 (b)	2,260,000	2,383,245
Multifamily Trust
17.785%, 04/25/46 (144A) (b)	1,250,986	1,215,843
NYC Commercial Mortgage Trust
8.130%, 11/05/38 (144A) (b)	1,900,000	1,914,756
9.321%, 11/05/38 (144A) (b)	4,600,000	4,597,866
One Market Plaza Trust
3.845%, 02/10/32 (144A)	1,250,000	1,185,341
RIDE
6.297%, 02/14/47 (144A) (b)	3,030,000	3,088,562
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
ROCK Trust
8.819%, 11/13/41 (144A)	5,000,000	$5,201,984
SFO Commercial Mortgage Trust
6.688%, 1M TSFR + 3.014%, 05/15/38 (144A) (b)	4,000,000	3,950,000
SMR Mortgage Trust
9.673%, 1M TSFR + 6.000%, 02/15/39 (144A) (b)	3,523,190	3,453,634
SMRT Commercial Mortgage Trust
5.623%, 1M TSFR + 1.950%, 01/15/39 (144A) (b)	2,290,000	2,282,844
7.023%, 1M TSFR + 3.350%, 01/15/39 (144A) (b)	5,070,000	4,943,250
SWCH Commercial Mortgage Trust
7.013%, 1M TSFR + 3.340%, 02/15/42 (144A) (b)	4,860,000	4,773,434
UBS Commercial Mortgage Trust
3.418%, 12/15/50	856,963	846,848
WB Commercial Mortgage Trust
7.477%, 03/15/40 (144A) (b)	1,100,000	1,092,333
		164,513,828
Total Non-Agency Mortgage-Backed Securities (Cost $243,799,268)		248,329,113

Floating Rate Loans (i)—13.4%
Advertising — 0.1%
CB Poly U.S. Holdings, Inc.
Term Loan B, 9.200%, 3M TSFR + 5.500%, 05/18/29	2,961,637	2,666,584
Aerospace/Defense — 0.1%
TransDigm, Inc.
2026 Term Loan N, 6.168%, 1M TSFR + 2.500%, 02/13/33	1,760,000	1,762,475
Airlines — 0.2%
Spirit Airlines, Inc.
2025 DIP Contingent Term Loan, 07/14/26 † (c)	1,648,165	206,020
2025 DIP New Money Term Loan, 11.678%, 1M TSFR + 8.000%, 07/14/26 †	696,484	689,519
2025 Roll-Up Term Loan, 07/14/26 † (c)	4,326,045	3,028,232
2025 Second DIP New Money Term Loan, 11.678%, 1M TSFR + 8.000%, 07/14/26 †	172,733	171,006
2025 Third DIP New Money Term Loan, 11.678%, 1M TSFR + 8.000%, 07/14/26	341,153	337,742
		4,432,519
Apparel — 0.2%
ABG Intermediate Holdings 2 LLC
2025 Delayed Draw Term Loan, 5.918%, 1M TSFR + 2.250%, 02/13/32	2,886,461	2,879,244
Auto Parts & Equipment — 0.1%
Clarios Global LP
2024 USD Term Loan B, 6.168%, 1M TSFR + 2.500%, 05/06/30	1,966,853	1,964,395
First Brands Group LLC
2021 Term Loan, 10.782%, 1M TSFR + 5.000%, 03/30/27	123,791	361
2022 Incremental Term Loan, 10.782%, 1M TSFR + 7.114%, 03/30/27	1,092,070	8,191
BHFTII-280

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Auto Parts & Equipment—(Continued)
First Brands Group LLC
2025 DIP Term Loan, 13.671%, 1M TSFR + 10.000%, 06/29/26	544,104	$126,776
2025 PIK DIP Roll-Up Term Loan B, 10.671%, 1M TSFR + 7.000%, 06/29/26	1,554,919	5,831
		2,105,554
Beverages — 0.2%
Celsius Holdings, Inc.
2025 Term Loan B, 6.200%, 3M TSFR + 2.500%, 04/01/32	2,236,967	2,246,474
Primo Brands Corp.
2026 Term Loan B, 03/19/31 (j)	1,800,000	1,804,725
		4,051,199
Building Materials — 0.1%
PHRG Intermediate LLC
2025 Term Loan B, 7.700%, 3M TSFR + 4.000%, 02/20/32	2,034,625	2,013,430
Chemicals — 0.5%
A-AP Buyer, Inc.
Term Loan B, 6.417%, 3M TSFR + 2.750%, 09/09/31	1,798,444	1,802,940
Hexion Holdings Corp.
2024 Term Loan B, 7.675%, 1M TSFR + 4.000%, 03/15/29	2,679,433	2,569,469
Natgasoline LLC
2025 Term Loan B, 9.173%, 3M TSFR + 5.500%, 03/29/30	1,584,375	1,600,219
New Arclin U.S. Holding Corp.
2026 USD Term Loan B, 03/04/33 (j)	2,610,000	2,401,200
		8,373,828
Commercial Services — 0.6%
DS Parent, Inc.
Term Loan B, 9.200%, 3M TSFR + 5.500%, 01/31/31	4,652,711	4,094,386
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 5.664%, 1M TSFR + 2.000%, 10/13/30	1,985,108	1,978,750
Pye-Barker Fire & Safety LLC
2025 Delayed Draw Term Loan, 12/16/32 (k)	271,700	272,351
2025 Term Loan, 6.168%, 1M TSFR + 2.500%, 12/16/32	1,818,300	1,822,657
VT Topco, Inc.
2024 1st Lien Term Loan B, 08/09/30 (j)	478,785	465,119
WW International, Inc.
2025 Takeback Term Loan, 10.506%, 3M TSFR + 6.800%, 06/24/30	3,565,676	2,687,628
		11,320,891
Computers — 0.2%
Nielsen Consumer, Inc.
2025 USD 1st Lien Term Loan, 5.918%, 1M TSFR + 2.250%, 10/31/30	992,444	981,279
Security Description	Principal Amount*	Value

Computers—(Continued)
UST Holdings Ltd.
Term Loan, 6.675%, 1M TSFR + 3.000%, 11/20/28	1,902,170	$1,835,594
		2,816,873
Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc.
2025 Term Loan B, 6.918%, 1M TSFR + 3.250%, 12/11/30	985,025	972,559
Diversified Financial Services — 1.9%
Ascensus Group Holdings, Inc.
2024 Term Loan B, 6.668%, 1M TSFR + 3.000%, 11/25/32	4,587,145	4,523,356
Blackhawk Network Holdings, Inc.
2026 Term Loan B, 7.168%, 1M TSFR + 3.500%, 03/12/29	1,704,764	1,685,320
CFC Bidco Ltd.
Term Loan B, 7.161%, 3M TSFR + 3.500%, 07/01/32	4,049,850	3,887,856
Citadel Securities LP
2024 First Lien Term Loan, 5.700%, 3M TSFR + 2.000%, 10/31/31	2,865,889	2,871,064
Focus Financial Partners LLC
2025 Incremental Term Loan B, 6.168%, 1M TSFR + 2.500%, 09/15/31	3,335,511	3,230,756
Greystone Select Financial LLC
Term Loan B, 8.931%, 3M TSFR + 5.000%, 06/16/28	1,328,778	1,310,507
Jane Street Group LLC
2024 Term Loan B1, 5.673%, 3M TSFR + 2.000%, 12/15/31	3,980,138	3,909,379
VCI Asset Holdings 1 LLC
Fixed Term Loan, 10.000%, 11/20/30	4,650,000	4,940,625
VCI Asset Holdings 2 LLC
Fixed Term Loan, 7.375%, 02/18/31	4,780,000	4,923,400
VFH Parent LLC
2025 Term Loan B, 6.168%, 1M TSFR + 2.500%, 06/21/31	3,138,300	3,142,223
		34,424,486
Electric — 0.1%
Talen Energy Supply LLC
2025 Term Loan B, 5.668%, 1M TSFR + 2.000%, 11/25/32	1,546,125	1,549,265
Engineering & Construction — 0.2%
Osmose Utilities Services, Inc.
Term Loan, 7.032%, 1M TSFR + 3.250%, 06/23/28	2,834,251	2,791,737
Entertainment — 0.7%
Allen Media LLC
2021 Term Loan B, 9.350%, 3M TSFR + 5.500%, 02/10/27	2,596,893	1,597,089
Catawba Nation Gaming Authority
Term Loan B, 8.417%, 3M TSFR + 4.750%, 03/29/32	2,150,000	2,187,625
EOC Borrower LLC
Term Loan B, 6.418%, 1M TSFR + 2.750%, 03/24/32	3,831,050	3,827,219
BHFTII-281

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Entertainment—(Continued)
Peninsula Pacific Entertainment LLC
2025 Term Loan B, 8.450%, 3M TSFR + 4.750%, 10/01/32	4,108,000	$4,113,135
		11,725,068
Environmental Control — 0.3%
LRS Holdings LLC
Term Loan B, 8.032%, 1M TSFR + 4.250%, 08/31/28	3,447,205	3,378,260
Madison IAQ LLC
2025 Repriced Term Loan, 6.378%, 6M TSFR + 2.750%, 11/08/32	2,473,053	2,479,622
		5,857,882
Hand/Machine Tools — 0.1%
Dynamo Newco II GmbH
2025 USD Term Loan B, 6.921%, 1M TSFR + 3.250%, 09/30/31	2,962,575	2,599,660
Healthcare-Products — 0.3%
Hologic, Inc.
2026 USD Term Loan B, 01/14/33 (j)	3,980,000	3,934,998
Medline Borrower LP
2025 Term Loan B, 5.418%, 1M TSFR + 1.750%, 10/23/28	679,584	681,124
		4,616,122
Healthcare-Services — 0.9%
Aveanna Healthcare LLC
2025 Term Loan B, 7.418%, 1M TSFR + 3.750%, 09/17/32	2,726,300	2,727,366
Knight Health Holdings LLC
Term Loan B, 9.032%, 1M TSFR + 5.250%, 12/23/28	1,380,282	980,000
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.422%, 3M TSFR + 3.750%, 05/19/31	2,861,576	2,865,690
2024 Incremental Term Loan B1, 7.152%, 3M TSFR + 3.500%, 05/19/31	1,290,391	1,291,197
MPH Acquisition Holdings LLC
2025 Second Out Term Loan, 8.528%, 3M TSFR + 4.600%, 12/31/30	1,943,780	1,729,964
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.168%, 1M TSFR + 2.500%, 02/21/31	1,119,667	1,121,125
Sotera Health Holdings LLC
2025 Term Loan B, 6.168%, 1M TSFR + 2.500%, 05/30/31	2,121,248	2,125,890
Team Services Group
2026 Term Loan B, 01/31/33 (j)	2,690,000	2,557,601
		15,398,833
Holding Companies-Diversified — 0.2%
GC Ferry Acquisition I, Inc.
Delayed Draw Term Loan, 08/16/32 (k)	463,750	457,953
Term Loan, 7.200%, 3M TSFR + 3.500%, 08/16/32	2,709,459	2,675,591
		3,133,544
Security Description	Principal Amount*	Value

Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2026 Term Loan B, 6.161% - 6.381%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 07/31/28 (l)	1,310,881	$1,308,125
Insurance — 0.9%
Acrisure LLC
2024 1st Lien Term Loan B6, 6.668%, 1M TSFR + 3.000%, 11/06/30	2,409,355	2,340,086
AmWINS Group, Inc.
2026 Term Loan B, 5.668%, 1M TSFR + 2.000%, 01/30/32	3,815,434	3,792,580
Asurion LLC
2021 Second Lien Term Loan B4, 9.032%, 1M TSFR + 5.250%, 01/20/29	569,159	565,886
2026 Term Loan B14, 02/23/33 (j)	1,570,000	1,519,368
Broadstreet Partners, Inc.
2024 Term Loan B4, 6.168%, 1M TSFR + 2.500%, 06/13/31	1,855,823	1,811,979
Hyperion Insurance Group Ltd.
2025 Term Loan B, 6.418%, 1M TSFR + 2.750%, 04/18/30	914,209	893,512
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.168%, 1M TSFR + 2.500%, 07/31/31	3,532,568	3,471,380
Truist Insurance Holdings LLC
2024 Term Loan B, 6.450%, 3M TSFR + 2.750%, 05/06/31	1,769,758	1,747,194
		16,141,985
Internet — 0.1%
Gen Digital, Inc.
2024 Term Loan B, 5.418%, 1M TSFR + 1.750%, 09/12/29	2,271,047	2,252,122
Investment Companies — 0.2%
NEXUS Buyer LLC
2025 Incremental Term Loan, 7.668%, 1M TSFR + 4.000%, 07/31/31	1,373,100	1,331,417
2025 Term Loan B, 7.168%, 1M TSFR + 3.500%, 07/31/31	3,124,679	3,016,618
		4,348,035
Leisure Time — 0.3%
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 6.918%, 1M TSFR + 3.250%, 09/22/32	5,506,200	5,038,173
Media — 0.4%
Gray Television, Inc.
2021 Term Loan D, 6.782%, 1M TSFR + 3.000%, 12/01/28	1,067,650	1,068,786
2024 Term Loan B, 8.918%, 1M TSFR + 5.250%, 06/04/29	30,200	30,257
Learfield Communications LLC
2024 Term Loan B, 8.168%, 1M TSFR + 4.500%, 06/30/28	1,970,260	1,978,058
Nexstar Broadcasting, Inc.
2026 Term Loan B7, 03/18/33 (j)	2,700,000	2,676,615
BHFTII-282

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Univision Communications, Inc.
2024 Term Loan B, 7.282%, 1M TSFR + 3.500%, 01/31/29	599,325	$594,643
		6,348,359
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, 04/01/32 (j)	1,436,382	1,344,014
Term Loan B, 04/13/29 (j)	1,480,000	1,415,250
		2,759,264
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
2025 Term Loan B, 9.918%, 1M TSFR + 6.250%, 10/08/30	1,488,750	1,439,667
Gainwell Acquisition Corp.
Term Loan B, 7.800%, 3M TSFR + 4.000%, 10/01/27	2,850,260	2,769,384
		4,209,051
Real Estate Investment Trusts — 0.4%
KREF Holdings X LLC
2025 Term Loan, 6.178%, 1M TSFR + 2.500%, 03/05/32	3,210,738	3,191,672
Starwood Property Trust, Inc.
2025 Repriced Term Loan B, 5.418%, 1M TSFR + 1.750%, 11/18/27	1,907,777	1,907,777
2025 Term Loan B, 5.918%, 1M TSFR + 2.250%, 09/24/32	2,039,750	2,045,700
		7,145,149
Retail — 1.3%
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 5.918%, 1M TSFR + 2.250%, 06/11/31	2,377,557	2,355,838
Kodiak Building Partners, Inc.
2024 Term Loan B, 9.500%, PRIME + 2.750%, 12/04/31	1,870,000	1,872,338
Michaels Cos., Inc.
2026 Term Loan B, 8.669%, 3M TSFR + 5.000%, 03/15/33	4,300,000	4,172,793
Peer Holding III B.V.
2025 USD Term Loan B, 5.950%, 3M TSFR + 2.250%, 10/14/32	1,160,000	1,151,481
2025 USD Term Loan B4B, 6.200%, 3M TSFR + 2.500%, 10/28/30	1,907,570	1,908,524
2025 USD Term Loan B5B, 6.200%, 3M TSFR + 2.500%, 07/01/31	2,616,875	2,619,055
Petco Health & Wellness Co., Inc.
2026 Term Loan B, 7.950%, 3M TSFR + 4.250%, 02/03/31	3,340,000	3,271,112
Spencer Spirit IH LLC
2024 Term Loan B, 7.676%, 1M TSFR + 4.000%, 07/15/31	2,958,555	2,968,422
Thermostat Purchaser III, Inc.
2024 Term Loan B, 7.950%, 3M TSFR + 4.250%, 08/31/28	2,285,755	2,240,040
		22,559,603
Security Description	Principal Amount*	Value

Software — 2.0%
Athenahealth Group, Inc.
2022 Term Loan B, 6.418%, 1M TSFR + 2.750%, 02/15/29	1,855,315	$1,825,498
Calabrio, Inc.
2025 First Out Term Loan, 7.673%, 3M TSFR + 4.000%, 11/26/32	1,160,000	921,475
Cloud Software Group, Inc.
2025 Term Loan B (2031), 6.950%, 3M TSFR + 3.250%, 03/21/31	2,792,982	2,566,053
Cloudera, Inc.
2021 Term Loan, 7.518%, 1M TSFR + 3.750%, 10/08/28	2,504,756	2,238,000
Cotiviti Corp.
2025 2nd Amendment Term Loan, 6.418%, 1M TSFR + 2.750%, 03/26/32	4,009,700	3,703,960
Darktrace PLC
1st Lien Term Loan, 6.898%, 3M TSFR + 3.250%, 10/09/31	2,925,863	2,807,261
Dayforce, Inc.
2026 Term Loan, 6.663%, 3M TSFR + 3.000%, 02/04/33	4,840,000	4,593,160
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 10.668%, 1M TSFR + 7.000%, 02/19/29	1,927,036	1,488,635
Electronic Arts, Inc.
USD Term Loan B, 03/24/33 (j)	1,220,000	1,214,281
Evertec Group LLC
2023 Term Loan B, 5.918%, 1M TSFR + 2.250%, 10/30/30	2,531,265	2,526,519
Modena Buyer LLC
Term Loan, 7.917%, 3M TSFR + 4.250%, 07/01/31	3,093,325	2,787,216
Planview Parent, Inc.
2024 1st Lien Term Loan, 7.200%, 3M TSFR + 3.500%, 12/17/27	1,476,809	1,112,222
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 6.950%, 3M TSFR + 3.250%, 10/26/30	345,614	263,206
Relativity ODA LLC
2026 Term Loan B, 6.418%, 1M TSFR + 2.750%, 01/30/33	960,000	951,600
SolarWinds Holdings, Inc.
2025 Term Loan, 7.674%, 3M TSFR + 4.000%, 04/16/32	4,793,501	4,066,485
SS&C Technologies, Inc.
2024 Term Loan B8, 5.668%, 1M TSFR + 2.000%, 05/09/31	2,300,445	2,295,926
		35,361,497
Telecommunications — 0.2%
QualityTech LP
Term Loan B, 7.173%, 1M TSFR + 3.500%, 10/30/31	4,118,400	4,113,252
Total Floating Rate Loans (Cost $247,392,957)		237,076,368

BHFTII-283

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—10.4%
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity — 0.2%
WaMu Asset-Backed Certificates WaMu Trust
3.963%, 1M TSFR + 0.284%, 07/25/47 (b)	5,570,773	$4,235,863
Asset-Backed - Manufactured Housing — 0.3%
Conseco Finance Corp.
7.020%, 05/01/31 (b)	14,893,220	3,411,708
7.700%, 05/01/31 (b)	6,699,565	1,659,449
Origen Manufactured Housing Contract Trust
5.072%, 04/15/37 (b)	114,084	104,897
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (b)	232,280	223,214
		5,399,268
Asset-Backed - Other — 9.3%
720 East CLO VII Ltd.
8.418%, 3M TSFR + 4.750%, 04/20/37 (144A) (b)	4,210,000	3,998,330
Abry Liquid Credit CLO Ltd.
6.835%, 3M TSFR + 3.150%, 01/15/39 (144A) (b)	3,140,000	3,087,141
AGL CLO 17 Ltd.
8.320%, 3M TSFR + 4.650%, 01/21/35 (144A) (b)	2,570,000	2,314,090
AGL CLO 44 Ltd.
8.581%, 3M TSFR + 4.750%, 10/22/37 (144A) (b)	3,630,000	3,528,785
AIMCO CLO
6.268%, 3M TSFR + 2.600%, 10/17/38 (144A) (b)	3,500,000	3,450,944
AMMC CLO 27 Ltd.
6.368%, 3M TSFR + 2.700%, 01/20/37 (144A) (b)	1,580,000	1,554,048
AMMC CLO 30 Ltd.
6.243%, 3M TSFR + 2.650%, 04/15/39 (144A) (b)	2,510,000	2,454,732
Apex Credit CLO LLC
7.418%, 3M TSFR + 3.750%, 10/20/34 (144A) (b)	1,575,000	1,475,813
Applebee's Funding LLC/IHOP Funding LLC
6.720%, 06/07/55 (144A)	3,000,000	3,000,667
7.824%, 03/05/53 (144A)	2,000,000	2,016,133
Arini U.S. CLO III Ltd.
9.170%, 3M TSFR + 5.250%, 01/15/39 (144A) (b)	2,490,000	2,454,527
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	849,579	242,023
Black Diamond CLO Ltd.
5.318%, 3M TSFR + 1.650%, 10/25/37 (144A) (b)	5,000,000	5,003,465
7.569%, 3M TSFR + 3.900%, 11/22/34 (144A) (b)	3,720,000	3,692,751
Blueberry Park CLO Ltd.
6.568%, 3M TSFR + 2.900%, 10/20/37 (144A) (b)	2,640,000	2,592,031
Capital Four U.S. CLO I Ltd.
6.915%, 3M TSFR + 3.250%, 01/18/35 (144A) (b)	3,630,000	3,576,933
Capital Four U.S. CLO Ltd.
7.008%, 3M TSFR + 3.250%, 10/18/38 (144A) (b)	3,130,000	3,108,534
Captree Park CLO Ltd.
6.918%, 3M TSFR + 3.250%, 07/20/37 (144A) (b)	1,610,000	1,581,564
CarVal CLO XI C Ltd.
6.668%, 3M TSFR + 3.000%, 10/20/37 (144A) (b)	3,820,000	3,766,608
CIFC Funding Ltd.
7.368%, 3M TSFR + 3.700%, 04/20/37 (144A) (b)	1,340,000	1,327,844
Columbia Cent CLO 35 Ltd.
7.168%, 3M TSFR + 3.500%, 07/25/36 (144A) (b)	2,400,000	2,400,302
Dividend Solar Loans LLC
3.670%, 08/22/39 (144A)	1,734,316	1,613,256
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dryden 113 CLO Ltd.
6.672%, 3M TSFR + 3.000%, 10/15/37 (144A) (b)	3,250,000	$3,207,360
Flatiron CLO 28 Ltd.
8.272%, 3M TSFR + 4.600%, 07/15/36 (144A) (b)	1,540,000	1,456,866
Fortress Credit BSL XII Ltd.
11.064%, 3M TSFR + 7.392%, 10/15/34 (144A) (b)	2,000,000	1,627,066
Galaxy XXII CLO Ltd.
6.463%, 3M TSFR + 2.500%, 04/16/34 (144A) (b)	3,510,000	3,350,060
Greystone CRE Notes HC-4 LLC
5.913%, 1M TSFR + 2.240%, 10/15/42 (144A) (b)	4,800,000	4,818,708
Greywolf CLO IV Ltd.
7.168%, 3M TSFR + 3.500%, 04/17/34 (144A) (b)	1,860,000	1,843,541
HalseyPoint CLO 3 Ltd.
5.147%, 3M TSFR + 1.480%, 07/30/37 (144A) (b)	2,110,000	2,109,023
Hartwick Park CLO Ltd.
8.518%, 3M TSFR + 4.850%, 01/20/37 (144A) (b)	885,000	811,271
Hayfin U.S. XV Ltd.
7.931%, 3M TSFR + 4.260%, 04/28/37 (144A) (b)	2,970,000	2,966,383
Jamestown CLO IX Ltd.
6.918%, 3M TSFR + 3.250%, 07/25/34 (144A) (b)	2,660,000	2,567,993
Katayma CLO II Ltd.
8.168%, 3M TSFR + 4.500%, 04/20/37 (144A) (b)	1,200,000	1,198,540
Kinetic ABS Issuer LLC
7.653%, 02/25/56 (144A)	3,000,000	3,023,286
Lighthouse Park CLO Ltd.
8.571%, 3M TSFR + 4.650%, 10/24/37 (144A) (b)	1,860,000	1,788,185
Lunar Structured Aircraft Portfolio Notes
5.682%, 10/15/46 (144A)	822,768	801,050
Madison Park Funding XXIV Ltd.
6.618%, 3M TSFR + 2.950%, 10/20/29 (144A) (b)	2,460,000	2,451,678
Magnetite XXII Ltd.
6.572%, 3M TSFR + 2.900%, 07/15/36 (144A) (b)	1,830,000	1,823,595
Magnetite XXXII Ltd.
8.272%, 3M TSFR + 4.600%, 10/15/37 (144A) (b)	3,980,000	3,805,509
MF1 LLC
5.000%, 1M TSFR + 1.320%, 02/18/40 (144A) (b)	3,860,000	3,860,668
6.421%, 1M TSFR + 2.741%, 02/18/40 (144A) (b)	1,410,000	1,410,759
7.170%, 1M TSFR + 3.490%, 02/18/40 (144A) (b)	1,340,000	1,341,021
Mountain View CLO XIX Ltd.
7.228%, 3M TSFR + 3.400%, 10/17/38 (144A) (b)	2,610,000	2,613,197
Navesink CLO 2 Ltd.
7.322%, 3M TSFR + 3.650%, 01/15/36 (144A) (b)	3,000,000	3,006,024
New Mountain CLO 5 Ltd.
6.818%, 3M TSFR + 3.150%, 07/20/36 (144A) (b)	2,690,000	2,666,834
Obra CLO 3 Ltd.
6.859%, 3M TSFR + 3.200%, 01/20/39 (144A) (b)	2,550,000	2,530,875
Ocean Trails CLO X
4.972%, 3M TSFR + 1.300%, 10/15/34 (144A) (b)	5,500,000	5,493,262
11.504%, 3M TSFR + 7.832%, 10/15/34 (144A) (b)	4,000,000	3,264,484
Octagon Investment Partners 47 Ltd.
9.669%, 3M TSFR + 6.000%, 01/22/38 (144A) (b)	2,680,000	2,581,440
OHA Credit Funding 11 Ltd.
6.518%, 3M TSFR + 2.850%, 07/19/37 (144A) (b)	3,150,000	3,145,940
OHA Credit Funding 19 Ltd.
6.568%, 3M TSFR + 2.900%, 07/20/37 (144A) (b)	1,000,000	995,209
BHFTII-284

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Palmer Square CLO Ltd.
6.618%, 3M TSFR + 2.950%, 07/20/37 (144A) (b)	4,460,000	$4,338,353
Palmer Square Loan Funding Ltd.
7.410%, 3M TSFR + 3.750%, 10/15/32 (144A) (b)	2,550,000	2,517,459
Phantom Aviation
6.027%, 01/15/51 (144A)	1,683,818	1,655,052
Pioneer Aircraft Finance Ltd.
3.967%, 06/15/44 (144A)	487,635	486,432
Point Broadband Funding LLC
8.156%, 07/20/55 (144A)	1,500,000	1,528,933
RR 18 Ltd.
8.572%, 3M TSFR + 4.900%, 07/15/40 (144A) (b)	3,913,000	3,835,241
Structured Asset Securities Corp. Mortgage Loan Trust
4.013%, 1M TSFR + 0.334%, 02/25/36 (144A) (b)	2,520,872	42,598
Symphony CLO XIX Ltd.
4.893%, 3M TSFR + 1.222%, 04/16/31 (144A) (b)	349,434	349,435
TCI-Symphony CLO Ltd.
10.663%, 3M TSFR + 7.012%, 10/13/32 (144A) (b)	6,440,000	5,679,494
Trinitas CLO XXVII Ltd.
7.968%, 3M TSFR + 4.300%, 04/18/37 (144A) (b)	3,660,000	3,665,530
Valley Stream Park CLO Ltd.
6.368%, 3M TSFR + 2.700%, 01/20/37 (144A) (b)	2,425,000	2,337,438
Warwick Capital CLO 3 Ltd.
8.168%, 3M TSFR + 4.500%, 04/20/37 (144A) (b)	2,000,000	2,001,126
Wellesley Park CLO Ltd.
8.508%, 3M TSFR + 4.600%, 01/24/39 (144A) (b)	1,860,000	1,798,505
Whitebox CLO V Ltd.
6.518%, 3M TSFR + 2.850%, 07/20/38 (144A) (b)	2,680,000	2,668,428
		163,704,372
Asset-Backed - Student Loan — 0.6%
Bayview Opportunity Master Fund VII LLC
5.912%, SOFR30A + 2.250%, 07/27/48 (144A) (b)	3,609,096	3,599,991
College Avenue Student Loans LLC
6.060%, 05/25/55 (144A)	2,138,074	2,170,821
National Collegiate Student Loan Trust
4.083%, 1M TSFR + 0.404%, 01/25/33 (b)	825,505	812,643
4.133%, 1M TSFR + 0.454%, 05/25/32 (b)	4,600,000	2,597,752
SMB Private Education Loan Trust
3.860%, 01/15/53 (144A)	2,113,885	1,909,416
		11,090,623
Total Asset-Backed Securities (Cost $192,057,180)		184,430,126

Agency Sponsored Mortgage-Backed Securities—5.2% of Net Assets
Agency Collateralized Mortgage Obligations — 4.1%
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.250%, 11/25/59 (144A) (b)	3,740,105	3,636,497
4.250%, 05/25/60 (144A) (b)	4,710,000	4,605,762
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.772%, SOFR30A + 2.100%, 03/25/46 (144A) (b)	4,530,000	4,524,013
6.662%, SOFR30A + 3.000%, 12/25/50 (144A) (b)	8,290,000	8,782,660
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.712%, SOFR30A + 3.050%, 01/25/34 (144A) (b)	4,750,000	$5,059,559
7.412%, SOFR30A + 3.750%, 02/25/42 (144A) (b)	2,717,000	2,773,061
8.412%, SOFR30A + 4.750%, 02/25/42 (144A) (b)	1,090,000	1,115,549
8.412%, SOFR30A + 4.750%, 01/25/51 (144A) (b)	1,490,000	1,662,026
9.412%, SOFR30A + 5.750%, 09/25/42 (144A) (b)	3,780,000	4,019,899
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.162%, SOFR30A + 2.500%, 10/25/43 (144A) (b)	1,810,000	1,842,005
6.162%, SOFR30A + 2.500%, 02/25/44 (144A) (b)	1,100,000	1,113,024
6.362%, SOFR30A + 2.700%, 01/25/44 (144A) (b)	4,650,000	4,726,933
6.762%, SOFR30A + 3.100%, 10/25/41 (144A) (b)	7,990,000	8,065,619
7.026%, SOFR30A + 3.364%, 01/25/40 (144A) (b)	3,590,000	3,638,377
7.176%, SOFR30A + 3.514%, 10/25/39 (144A) (b)	8,407,546	8,493,041
7.562%, SOFR30A + 3.900%, 07/25/43 (144A) (b)	1,470,000	1,529,473
7.876%, SOFR30A + 4.214%, 07/25/39 (144A) (b)	3,507,019	3,535,454
10.662%, SOFR30A + 7.000%, 04/25/42 (144A) (b)	3,470,000	3,656,875
		72,779,827
Agency Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	606,580	514,360
1.500%, 07/01/41	480,795	406,759
3.000%, 06/01/35	1,673,774	1,597,828
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
6.412%, SOFR30A + 2.750%, 11/25/45 (144A) (b)	4,510,000	4,504,647
Federal National Mortgage Association
2.500%, 07/01/41	1,801,626	1,624,845
2.500%, 09/01/51	184,330	160,127
2.500%, 10/01/51	1,029,863	880,785
4.500%, 04/01/49	32,165	31,534
4.500%, 08/01/58	54,656	52,772
FREMF Mortgage Trust
10.069%, SOFR30A + 6.400%, 07/25/31 (144A) (b)	1,714,205	1,580,169
Government National Mortgage Association
2.000%, 02/20/51	696,450	570,192
2.500%, 05/20/51	234,522	201,321
3.500%, 12/20/50	393,233	365,290
4.500%, 11/20/50	740,680	729,026
4.500%, 12/20/50	129,712	127,378
5.000%, 09/20/52	427,932	426,122
5.500%, 04/20/53	263,233	267,179
Government National Mortgage Association REMICS
0.494%, 07/16/58 (b) (h)	603,825	13,694
Multifamily Connecticut Avenue Securities Trust
7.026%, SOFR30A + 3.364%, 10/25/49 (144A) (b)	2,027,225	2,056,887
7.526%, SOFR30A + 3.864%, 03/25/50 (144A) (b)	3,150,826	3,197,660
		19,308,575
Total Agency Sponsored Mortgage-Backed Securities (Cost $92,079,653)		92,088,402

BHFTII-285

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—4.7%
Security Description	Principal Amount*	Value

Regional Government — 0.4%
Provincia de Buenos Aires/Government Bonds
6.625%, 09/01/37 (144A) (e)	4,941,497	$3,718,477
Provincia de Cordoba
9.750%, 07/02/32 (144A)	2,733,000	2,794,902
		6,513,379
Sovereign — 4.3%
Angola Government International Bonds
8.000%, 11/26/29 (144A)	2,100,000	2,073,335
8.750%, 04/14/32 (144A) (a)	1,520,000	1,476,783
9.125%, 11/26/49	1,710,000	1,489,090
9.375%, 03/31/33 (144A)	2,800,000	2,766,484
Bahamas Government International Bonds
8.250%, 06/24/36 (144A)	3,000,000	3,200,490
Brazil Government International Bonds
6.000%, 04/07/26	2,770,000	2,770,970
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	56,781,000	9,577,167
Dominican Republic International Bonds
4.500%, 01/30/30	900,000	854,145
4.875%, 09/23/32	4,020,000	3,700,008
5.500%, 02/22/29 (144A)	2,100,000	2,079,945
Ecuador Government International Bonds
8.750%, 01/29/34 (144A)	1,720,000	1,685,600
Egypt Government International Bonds
5.875%, 02/16/31	510,000	468,867
7.053%, 01/15/32	1,940,000	1,833,245
El Salvador Government International Bonds
9.250%, 04/17/30 (144A)	1,180,000	1,224,474
9.650%, 11/21/54 (144A)	2,370,000	2,507,934
Ethiopia International Bonds
6.625%, 12/11/24	1,500,000	1,530,000
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	11,360	11,140
5.000%, 07/03/29 (144A) (e)	565,372	538,348
5.000%, 07/03/35 (144A) (e)	929,160	791,344
Ivory Coast Government International Bonds
7.625%, 01/30/33 (144A)	6,250,000	6,360,118
8.250%, 01/30/37 (144A)	1,720,000	1,764,711
Jamaica Government International Bonds
9.625%, 11/03/30 (JMD)	227,000,000	1,502,301
Jordan Government International Bonds
7.500%, 01/13/29	2,340,000	2,402,953
7.750%, 01/15/28 (144A)	3,150,000	3,214,009
Mexico Government International Bonds
6.000%, 05/07/36 (a)	4,330,000	4,300,340
Mozambique International Bonds
9.000%, 09/15/31 (e)	1,240,000	928,353
Nigeria Government International Bonds
7.143%, 02/23/30	2,600,000	2,617,769
Paraguay Government International Bonds
6.650%, 03/04/55 (144A)	200,000	207,480
Republic of Kenya Government International Bonds
6.300%, 01/23/34	1,220,000	1,012,497
9.750%, 02/16/31 (144A)	2,610,000	2,678,027
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Republic of Uzbekistan International Bonds
3.900%, 10/19/31	1,650,000	$1,488,569
Romania Government International Bonds
7.500%, 02/10/37 (144A)	2,190,000	2,311,979
Senegal Government International Bonds
6.250%, 05/23/33	1,520,000	805,029
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (e)	163,672	150,332
3.350%, 03/15/33 (144A) (e)	321,040	267,948
3.600%, 06/15/35 (144A) (e)	216,776	163,608
3.600%, 05/15/36 (144A) (e)	150,447	133,647
3.600%, 02/15/38 (144A) (e)	301,021	265,648
4.000%, 04/15/28 (144A)	152,952	145,867
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (e)	23,994	14,038
3.000%, 02/01/34 (e)	612,820	262,220
3.000%, 02/01/35 (e)	517,876	239,938
3.000%, 02/01/36 (e)	431,563	200,087
4.500%, 02/01/34 (e)	600,436	320,203
4.500%, 02/01/35 (e)	1,050,764	550,033
4.500%, 02/01/36 (e)	1,350,982	693,429
Uruguay Government International Bonds
3.400%, 05/16/45 (UYU) (m)	9,508,783	247,513
		75,828,015
Total Foreign Government (Cost $79,846,019)		82,341,394

Convertible Preferred Stocks—0.3%
Banks — 0.3%
Wells Fargo & Co.- Series L, 7.500% (Cost $5,598,292)	4,965	5,734,575

Common Stocks—0.1%
Automobile Components — 0.0%
Lear Corp.	399	48,311
Chemicals — 0.0%
LyondellBasell Industries NV - Class A	23	1,853
Diversified Telecommunication Services — 0.1%
Luxco Co. Ltd. (n)	61,672	1,026,484
Media — 0.0%
Cengage Learning, Inc. (n)	10,995	208,905
Oil, Gas & Consumable Fuels — 0.0%
Ascent CNR Corp. - Class A † (f) (g) (n)	13,995	27,990
Passenger Airlines — 0.0%
Spirit Aviation Holdings, Inc. † (n)	82,316	20,579
BHFTII-286

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value

Real Estate Management & Development — 0.0%
Country Garden Holdings Co. Ltd. (n)	3,330	$137
Total Common Stocks (Cost $3,396,720)		1,334,259

Convertible Bond—0.0%
Real Estate — 0.0%
Country Garden Holdings Co. Ltd.
Zero Coupon, 12/31/31 (Cost $107,630)	833,605	91,697

Rights—0.0%
Telecommunications — 0.0%
Altice Holdings 1 SARL (n) (Cost $0)	3,989	56,481

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (f) (g) (n) (Cost $0)	1,746,000	0

Short-Term Investments—0.2%
Repurchase Agreement—0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $4,541,348; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $4,632,031	4,541,033	4,541,033
Total Short-Term Investments (Cost $4,541,033)		4,541,033

Securities Lending Reinvestments (o)—19.2%
Short-Term Investment Funds—2.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (p)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (p)	15,000,000	15,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (p)	20,000,000	20,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (p)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (p)	5,000,000	5,000,000
		42,000,000

Certificates of Deposit—2.7%
Bank of Montreal
4.010%, SOFR + 0.380%, 11/19/26 (b)	2,000,000	2,000,760
4.020%, SOFR + 0.390%, 05/05/26 (b)	2,000,000	2,000,324
Bank of Nova Scotia
3.960%, SOFR + 0.330%, 07/22/26 (b)	2,000,000	1,999,981
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Bank of Nova Scotia
3.970%, SOFR + 0.340%, 09/21/26 (b)	3,000,000	$2,999,997
BNP Paribas SA
3.760%, 05/12/26	3,000,000	2,999,907
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (b)	3,000,000	3,000,120
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	2,000,000	1,984,460
Mizuho Bank Ltd.
3.850%, SOFR + 0.220%, 04/10/26 (b)	3,000,000	2,999,943
MUFG Bank Ltd.
3.820%, SOFR + 0.190%, 08/07/26 (b)	1,000,000	999,591
Royal Bank of Canada
3.920%, SOFR + 0.290%, 02/05/27 (b)	2,000,000	1,998,274
4.010%, SOFR + 0.380%, 05/01/26 (b)	2,000,000	2,000,198
Sumitomo Mitsui Banking Corp.
3.820%, SOFR + 0.190%, 08/19/26 (b)	1,000,000	999,529
3.840%, SOFR + 0.210%, 07/24/26 (b)	2,000,000	1,999,488
3.980%, SOFR + 0.350%, 09/25/26 (b)	2,000,000	2,000,192
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	2,000,000	1,983,800
Zero Coupon, 06/23/26	4,000,000	3,963,960
3.820%, 04/27/26	2,000,000	2,000,013
3.830%, 04/17/26	2,000,000	2,000,160
3.830%, SOFR + 0.200%, 07/27/26 (b)	2,000,000	1,999,542
3.960%, 06/05/26	2,000,000	2,000,502
Svenska Handelsbanken AB
3.940%, SOFR + 0.310%, 09/25/26 (b)	2,000,000	1,999,800
Toronto-Dominion Bank
4.080%, SOFR + 0.450%, 04/23/26 (b)	2,000,000	2,000,282
		47,930,823
Commercial Paper—1.3%
Britannia Funding Co. LLC
3.740%, 04/10/26	2,000,000	1,997,864
Concord Minutemen Capital Co. LLC
4.010%, SOFR + 0.380%, 06/18/26 (b)	2,000,000	1,999,996
ING U.S. Funding LLC
3.960%, SOFR + 0.330%, 09/18/26 (b)	5,000,000	4,999,750
Ionic Funding LLC
3.720%, 04/01/26	2,000,000	1,999,784
Old Line Funding LLC
3.780%, SOFR + 0.150%, 05/05/26 (b)	2,000,000	1,999,976
Salisbury Receivables Co. LLC
3.750%, 05/05/26	2,000,000	1,992,294
Verto Capital I-A LLC
3.720%, 04/02/26	2,000,000	1,999,578
3.790%, 05/12/26	1,000,000	995,457
3.800%, 04/24/26	5,000,000	4,987,090
		22,971,789
BHFTII-287

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (o)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—12.6%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $10,001,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $10,200,000	10,000,000	$10,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $3,500,360; collateralized by various Common Stock with an aggregate market value of $3,892,984	3,500,000	3,500,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $33,003,456; collateralized by various Common Stock with an aggregate market value of $36,705,274	33,000,000	33,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.550%, due on 04/01/26 with a maturity value of $20,001,972; collateralized by U.S. Treasury Note at 4.000%, maturing 07/31/29, with a market value of $20,400,007	20,000,000	20,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $9,000,918; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $9,180,000	9,000,000	9,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $20,002,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $20,400,265	20,000,000	20,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $10,212,236; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $10,200,132	10,000,000	10,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $3,000,315; collateralized by various Common Stock with an aggregate market value of $3,343,886	3,000,000	3,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,950,205; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $2,166,416	1,950,000	1,950,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $5,000,525; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.625%, maturity dates ranging from 06/30/26 - 08/15/35, and an aggregate market value of $5,118,195	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $9,230,969; collateralized by various Common Stock with an aggregate market value of $10,288,023	9,230,000	9,230,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $40,029,556; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $42,724,451	40,000,000	$40,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,731,168; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $2,785,792	2,730,891	2,730,891
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $50,037,236; collateralized by various Common Stock with an aggregate market value of $55,733,753	50,000,000	50,000,000
Virtu Americas LLC
Repurchase Agreement dated 03/31/26 at 3.890%, due on 04/01/26 with a maturity value of $5,000,540; collateralized by various Common Stock with an aggregate market value of $5,559,769	5,000,000	5,000,000
		222,410,891
Time Deposits—0.2%
Credit Agricole CIB
3.630%, 04/01/26	2,000,000	2,000,000
Svenska NY
3.610%, 04/01/26	2,000,000	2,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $339,316,450)		339,313,503
Total Investments—116.9% (Cost $2,100,628,597)		2,070,264,828
Unfunded Loan Commitments—0.0% (Cost $(735,450))		(735,450)
Net Investments—116.9% (Cost $2,099,893,147)		2,069,529,378
Other assets and liabilities (net)—(16.9)%		(298,602,742)
Net Assets—100.0%		$1,770,926,636

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was
$46,684,583, which is 2.6% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $401,064,180 and the collateral received consisted of cash in the amount of $339,261,820 and non-cash collateral with a value of $74,942,235. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.

BHFTII-288

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Interest only security.
(i)	Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay,

whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(j)	This loan will settle after March 31, 2026, at which time the interest rate will be determined.
(k)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(l)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of March 31, 2026.
(m)	Principal amount of security is adjusted for inflation.
(n)	Non-income producing security.
(o)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(p)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$1,187,683,474, which is 67.1% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
ACN 113 874 712 Pty. Ltd., 13.250%, 02/15/18	05/24/11	USD	931,575	$960,686	$0
American News Holdings LLC, 8.500%, 09/01/27	09/03/24	USD	4	4	4
Ascent CNR Corp. - Class A	04/18/16		13,995	27,991	27,990
Granite Ridge Resources, Inc., 8.875%, 11/05/29	10/31/25	USD	5,550,000	5,346,842	5,421,295
Mcclatchy Media Co. LLC, 11.000%, 12/01/31	12/11/24-03/04/26	USD	32,884,920	31,655,108	37,077,747
Spirit Airlines, Inc., 07/14/26	12/12/25-02/03/26	USD	4,326,045	2,686,562	3,028,232
Spirit Airlines, Inc., 07/14/26	11/17/25	USD	1,648,165	1,223,371	206,020
Spirit Airlines, Inc., 11.678%, 07/14/26	11/21/25-03/17/26	USD	172,733	168,926	171,006
Spirit Airlines, Inc., 11.678%, 07/14/26	12/09/25-03/17/26	USD	696,484	687,255	689,519
Spirit Aviation Holdings, Inc.	09/02/20-04/01/25		82,316	1,829,186	20,579
Vortex Opco LLC, 8.000%, 04/30/30	09/03/24	USD	2,829,697	1,384,447	42,191
					$46,684,583
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,260,000	BOA	04/16/26	USD	867,044	$2,143
AUD	1,243,783	BOA	04/16/26	USD	854,638	3,362
AUD	2,500,000	BOA	04/16/26	USD	1,708,685	15,892
AUD	3,600,000	BNP	04/16/26	USD	2,556,633	(73,242)
AUD	2,400,000	BNP	04/16/26	USD	1,701,052	(45,458)
AUD	1,210,000	BNP	04/16/26	USD	855,124	(20,429)
AUD	1,410,000	JPMC	04/16/26	USD	997,166	(24,505)
AUD	940,000	JPMC	04/16/26	USD	663,676	(15,235)
AUD	1,410,000	JPMC	04/16/26	USD	987,603	(14,941)
AUD	950,000	JPMC	04/16/26	USD	669,792	(14,453)
AUD	518,975	JPMC	04/16/26	USD	363,386	(5,381)
AUD	12,152,213	JPMC	04/16/26	USD	8,189,534	193,437
CNH	16,117,776	CBNA	04/16/26	USD	2,329,231	13,280
BHFTII-289

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	16,070,000	JPMC	04/16/26	USD	2,322,187	$13,380
EUR	9,024,936	BOA	04/16/26	USD	10,702,672	(264,301)
EUR	2,931,559	BNP	04/16/26	USD	3,443,531	(52,847)
EUR	1,630,000	BNP	04/16/26	USD	1,930,435	(45,154)
EUR	1,060,000	BNP	04/16/26	USD	1,261,639	(35,627)
EUR	1,610,000	CBNA	04/16/26	USD	1,874,616	(12,467)
EUR	1,260,000	CBNA	04/16/26	USD	1,466,967	(9,633)
EUR	900,000	JPMC	04/16/26	USD	1,044,135	(3,181)
INR	226,940,389	BOA	04/16/26	USD	2,462,862	(72,710)
INR	112,827,542	BOA	04/16/26	USD	1,222,837	(34,530)
JPY	170,380,000	BOA	04/16/26	USD	1,068,836	6,006
JPY	307,910,000	CBNA	04/16/26	USD	1,963,695	(21,245)
JPY	307,900,000	CBNA	04/16/26	USD	1,963,417	(21,030)
JPY	307,900,000	CBNA	04/16/26	USD	1,962,828	(20,441)
JPY	147,760,000	CBNA	04/16/26	USD	939,212	(7,068)
JPY	123,160,000	CBNA	04/16/26	USD	783,372	(6,417)
JPY	123,160,000	CBNA	04/16/26	USD	783,102	(6,147)
JPY	123,160,000	CBNA	04/16/26	USD	783,090	(6,135)
JPY	218,860,000	JPMC	04/16/26	USD	1,377,844	2,834
JPY	175,090,000	JPMC	04/16/26	USD	1,099,411	5,144

Contracts to Deliver
AUD	1,000,000	BOA	04/16/26	USD	694,700	4,870
AUD	1,770,000	CBNA	04/16/26	USD	1,218,817	(2,184)
AUD	2,970,000	JPMC	04/16/26	USD	1,995,004	(53,794)
AUD	1,730,000	JPMC	04/16/26	USD	1,178,660	(14,747)
AUD	1,160,000	JPMC	04/16/26	USD	790,586	(9,618)
AUD	630,936	JPMC	04/16/26	USD	431,491	(3,748)
AUD	580,000	JPMC	04/16/26	USD	396,621	(3,480)
AUD	4,923,380	JPMC	04/16/26	USD	3,403,984	7,685
BRL	43,683,329	JPMC	06/02/26	USD	8,266,625	(56,228)
CAD	4,309,866	CBNA	04/16/26	USD	3,133,156	32,927
CNH	32,188,178	JPMC	04/16/26	USD	4,644,515	(33,622)
EUR	1,840,000	BNP	04/16/26	USD	2,169,301	41,131
EUR	1,840,000	BNP	04/16/26	USD	2,169,636	41,465
EUR	2,592,760	BNP	04/16/26	USD	3,073,523	74,699
EUR	1,252,227	CBNA	04/16/26	USD	1,469,425	21,080
EUR	1,340,000	CBNA	04/16/26	USD	1,579,772	29,909
EUR	1,495,186	CBNA	04/16/26	USD	1,760,352	30,998
EUR	2,090,000	CBNA	04/16/26	USD	2,463,594	46,270
GBP	20,570,102	BNP	04/16/26	USD	27,702,690	476,718
INR	1,798,940,000	CBNA	04/16/26	USD	19,848,182	901,620
MXN	38,726,179	BOA	04/16/26	USD	2,134,709	(24,180)
MXN	17,500,000	MSIP	04/16/26	USD	985,817	10,235
Net Unrealized Appreciation						$940,907
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SONIA Futures	03/16/27	693	GBP	165,696,300	$(788,924)
Australian 10 Year Treasury Bond Futures	06/15/26	336	AUD	36,205,270	(209,490)
Euro-Bund Futures	06/08/26	84	EUR	10,532,760	(233,899)
U.K. Long Gilt Bond Futures	06/26/26	69	GBP	6,057,510	(423,890)
BHFTII-290

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/18/26	919	USD	104,651,125	$(2,930,101)
U.S. Treasury Note 2 Year Futures	06/30/26	1,786	USD	370,497,327	(1,638,985)
U.S. Treasury Note 5 Year Futures	06/30/26	1,616	USD	174,818,376	(1,678,746)
U.S. Treasury Note 10 Year Futures	06/18/26	1,170	USD	129,924,844	(2,248,972)
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	123	USD	13,962,422	(252,225)
U.S. Treasury Ultra Long Bond Futures	06/18/26	357	USD	41,612,812	(1,077,211)

Futures Contracts—Short
3 Month SOFR Futures	03/16/27	(40)	USD	(9,636,500)	48,916
Net Unrealized Depreciation					$(11,433,527)
Written Options
Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 5 Year Futures	USD	109.000	04/24/26	(164)	USD	(164,000)	$(37,396)	$(29,469)	$7,927
Put - U.S. Treasury Note 5 Year Futures	USD	107.000	04/24/26	(164)	USD	(164,000)	(36,950)	(23,062)	13,888
Totals							$(74,346)	$(52,531)	$21,815
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	8.825%	Monthly	11/19/29	MXN	340,550,000	$510,852	$—	$510,852
Pay	28-Day TIIE	Monthly	8.902%	Monthly	11/16/29	MXN	513,290,000	839,658	—	839,658
Totals								$1,350,510	$—	$1,350,510
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	Maturity	10.230%	Maturity	01/02/29	JPMC	BRL	173,850,000	$(3,738,668)	$—	$(3,738,668)
Pay	1-Day CDI	Maturity	13.250%	Maturity	01/02/31	JPMC	BRL	72,695,000	(169,442)	—	(169,442)
Pay	1-Day CDI	Maturity	13.300%	Maturity	01/02/31	JPMC	BRL	112,800,000	(235,559)	—	(235,559)
Totals									$(4,143,669)	$—	$(4,143,669)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.46.V1	(5.000%)	Quarterly	06/20/31	3.857%	USD	15,756,600	$(756,900)	$(615,760)	$(141,140)
BHFTII-291

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues— Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International	(5.000%)	Quarterly	06/20/30	1.752%	USD	2,756,000	$(339,036)	$(313,979)	$(25,057)
Transocean, Inc.	(1.000%)	Quarterly	06/20/29	1.607%	USD	1,476,000	26,747	121,494	(94,747)
Totals							$(312,289)	$(192,485)	$(119,804)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Caesars Entertainment, Inc.	5.000%	Quarterly	06/20/30	3.027%	USD	2,756,000	$200,460	$256,648	$(56,188)
Nabors Industries, Inc.	1.000%	Quarterly	06/20/29	1.889%	USD	1,476,000	(38,900)	(173,395)	134,495
Totals							$161,560	$83,253	$78,307
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Maturity	04/09/26	JPMC	WAM EM Frontier Custom Basket Index	USD	14,652,000	$(490,541)	$—	$(490,541)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$12,525,085	$—	$12,525,085
Aerospace/Defense	—	6,337,335	—	6,337,335
Agriculture	—	1,580,359	—	1,580,359
Airlines	—	8,639,498	—	8,639,498
Auto Manufacturers	—	14,282,172	—	14,282,172
Auto Parts & Equipment	—	21,529,248	—	21,529,248
Banks	—	56,302,837	—	56,302,837
Building Materials	—	6,442,084	—	6,442,084
Chemicals	—	13,172,407	—	13,172,407
Commercial Services	—	36,170,950	—	36,170,950
Computers	—	324,451	—	324,451
Diversified Financial Services	—	67,312,489	—	67,312,489
BHFTII-292

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Electric	$—	$40,658,210	$—	$40,658,210
Electrical Components & Equipment	—	3,013,638	—	3,013,638
Energy-Alternate Sources	—	702,112	—	702,112
Engineering & Construction	—	12,357,443	—	12,357,443
Entertainment	—	23,022,691	—	23,022,691
Environmental Control	—	4,366,065	—	4,366,065
Food	—	3,204,232	—	3,204,232
Food Service	—	2,107,420	—	2,107,420
Forest Products & Paper	—	1,925,933	—	1,925,933
Gas	—	12,414,561	—	12,414,561
Healthcare-Services	—	31,558,782	—	31,558,782
Holding Companies-Diversified	—	1,885,647	—	1,885,647
Home Builders	—	4,703,956	—	4,703,956
Insurance	—	9,813,443	—	9,813,443
Internet	—	25,240,819	—	25,240,819
IT Services	—	2,777,071	—	2,777,071
Leisure Time	—	30,948,340	—	30,948,340
Lodging	—	14,540,825	—	14,540,825
Machinery-Construction & Mining	—	3,880,500	—	3,880,500
Machinery-Diversified	—	999,540	—	999,540
Media	—	46,117,039	—	46,117,039
Metal Fabricate/Hardware	—	6,676,751	—	6,676,751
Mining	—	27,995,270	0	27,995,270
Miscellaneous Manufacturing	—	2,657,259	—	2,657,259
Multi-National	—	14,497,098	—	14,497,098
Oil & Gas	—	97,582,928	—	97,582,928
Oil & Gas Services	—	2,441,206	—	2,441,206
Pharmaceuticals	—	19,713,355	—	19,713,355
Pipelines	—	62,465,335	—	62,465,335
Real Estate	—	3,999,453	—	3,999,453
Real Estate Investment Trusts	—	19,436,934	—	19,436,934
Retail	—	27,032,798	—	27,032,798
Semiconductors	—	368,306	—	368,306
Software	—	16,560,567	—	16,560,567
Telecommunications	—	46,577,392	—	46,577,392
Transportation	—	6,066,043	—	6,066,043
Total Corporate Bonds & Notes	—	874,927,877	0	874,927,877
Total Non-Agency Mortgage-Backed Securities*	—	248,329,113	—	248,329,113
Total Floating Rate Loans (Less Unfunded Loan Commitments of $735,450)*	—	236,340,918	—	236,340,918
Total Asset-Backed Securities*	—	184,430,126	—	184,430,126
Total Agency Sponsored Mortgage-Backed Securities*	—	92,088,402	—	92,088,402
Total Foreign Government*	—	82,341,394	—	82,341,394
Total Convertible Preferred Stocks*	5,734,575	—	—	5,734,575
Common Stocks
Automobile Components	48,311	—	—	48,311
Chemicals	1,853	—	—	1,853
Diversified Telecommunication Services	—	1,026,484	—	1,026,484
Media	—	208,905	—	208,905
Oil, Gas & Consumable Fuels	—	—	27,990	27,990
Passenger Airlines	20,579	—	—	20,579
Real Estate Management & Development	—	137	—	137
Total Common Stocks	70,743	1,235,526	27,990	1,334,259
Total Convertible Bonds*	—	91,697	—	91,697
Total Rights*	—	56,481	—	56,481
Total Short-Term Investments*	—	4,541,033	—	4,541,033
Securities Lending Reinvestments
Short-Term Investment Funds	42,000,000	—	—	42,000,000
Certificates of Deposit	—	47,930,823	—	47,930,823
Commercial Paper	—	22,971,789	—	22,971,789
Repurchase Agreements	—	222,410,891	—	222,410,891
BHFTII-293

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Time Deposits	$—	$4,000,000	$—	$4,000,000
Total Securities Lending Reinvestments	42,000,000	297,313,503	—	339,313,503
Total Net Investments	$47,805,318	$2,021,696,070	$27,990	$2,069,529,378
Collateral for Securities Loaned (Liability)	$—	$(339,261,820)	$—	$(339,261,820)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,975,085	$—	$1,975,085
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,034,178)	—	(1,034,178)
Total Forward Contracts	$—	$940,907	$—	$940,907
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$48,916	$—	$—	$48,916
Futures Contracts (Unrealized Depreciation)	(11,482,443)	—	—	(11,482,443)
Total Futures Contracts	$(11,433,527)	$—	$—	$(11,433,527)
Total Written Options at Value*	$(52,531)	$—	$—	$(52,531)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,485,005	$—	$1,485,005
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(317,132)	—	(317,132)
Total Centrally Cleared Swap Contracts	$—	$1,167,873	$—	$1,167,873
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(4,634,210)	$—	$(4,634,210)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTII-294

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—55.9% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 30.0%
Federal Farm Credit Banks Funding Corp.
1.240%, 09/03/30	8,000,000	$7,122,097
1.680%, 09/17/35	1,195,000	928,148
2.600%, 04/05/27	10,000,000	9,887,276
2.700%, 10/26/27	10,000,000	9,829,796
3.750%, 07/03/28	10,000,000	9,989,193
4.750%, 05/02/31	8,000,000	8,277,980
5.480%, 06/27/42	3,000,000	2,954,164
Federal Home Loan Banks
1.020%, 02/24/27	9,990,000	9,746,852
1.100%, 08/20/26	4,260,000	4,216,140
1.250%, 10/26/26	15,000,000	14,788,174
2.010%, 02/17/27	20,000,000	19,702,178
2.250%, 03/04/36	15,000,000	12,059,517
4.000%, 03/10/27	2,500,000	2,504,506
4.125%, 01/15/27	4,000,000	4,011,407
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,401,399
Zero Coupon, 12/17/29	5,562,000	4,805,181
Zero Coupon, 09/15/36	10,000,000	6,138,701
Zero Coupon, 12/15/36	24,765,000	15,039,596
Federal Home Loan Mortgage Corp. Coupon STRIPS
Zero Coupon, 07/15/28	5,400,000	4,941,701
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	9,000,000	6,861,662
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	30,000,000	25,455,845
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/26	4,230,000	4,185,036
Zero Coupon, 04/15/28	10,000,000	9,234,467
Zero Coupon, 07/15/29	14,000,000	12,259,529
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	51,000,000	43,852,362
Zero Coupon, 04/15/30	69,000,000	58,565,605
Tennessee Valley Authority
3.875%, 03/15/28	15,000,000	15,015,949
4.875%, 05/15/35	20,000,000	20,553,478
U.S. International Development Finance Corp.
1.110%, 05/15/29	6,500,000	6,151,876
3.540%, 06/15/30	5,000,333	4,904,441
		360,384,256
U.S. Treasury — 25.9%
U.S. Treasury Bonds
4.500%, 08/15/39	10,000,000	9,904,688
U.S. Treasury Inflation-Indexed Notes
0.125%, 01/15/30 (a)	4,044,896	3,870,950
1.875%, 07/15/34 (a)	10,364,300	10,414,737
1.875%, 07/15/35 (a) (b)	10,128,200	10,078,417
2.125%, 01/15/35 (a)	9,274,500	9,430,859
U.S. Treasury Notes
3.750%, 05/15/28	86,000,000	85,882,422
4.000%, 07/31/32	11,000,000	10,944,570
4.125%, 08/31/30	18,000,000	18,138,516
4.125%, 10/31/31	3,000,000	3,015,703
4.500%, 05/15/27	88,000,000	88,646,250
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.625%, 05/31/31	58,100,000	$59,822,574
		310,149,686
Total U.S. Treasury & Government Agencies (Cost $683,269,003)		670,533,942

Agency Sponsored Mortgage-Backed Securities—38.1% of Net Assets
Agency Collateralized Mortgage Obligations — 4.3%
Federal Home Loan Mortgage Corp. REMICS
2.000%, 01/25/51 (c)	1,431,708	189,785
2.000%, 02/25/51 (c)	3,569,442	468,812
2.000%, 03/25/51 (c)	6,113,544	791,302
2.500%, 05/25/50 (c)	2,394,300	366,739
2.500%, 01/25/51 (c)	19,597,487	3,255,125
2.500%, 04/25/51 (c)	2,017,639	309,234
2.500%, 10/25/51 (c)	2,920,456	430,251
2.500%, 12/25/51 (c)	7,030,664	852,744
3.000%, 01/25/50 (c)	1,155,702	196,690
3.000%, 11/25/50 (c)	1,013,698	163,388
3.000%, 07/25/51 (c)	1,338,196	269,629
3.000%, 11/25/51 (c)	1,201,844	173,445
3.500%, 04/25/52 (c)	1,212,309	210,456
4.000%, 11/25/49 (c)	472,026	76,030
4.000%, 02/25/50 (c)	854,595	181,945
4.500%, 10/25/49 (c)	800,944	170,839
4.500%, 06/25/50 (c)	2,481,945	579,453
4.500%, 12/25/50 (c)	1,539,357	334,366
4.500%, 11/25/51 (c)	1,194,057	267,624
4.962%, SOFR30A + 1.300%, 12/25/54 (d)	560,922	564,402
5.162%, SOFR30A + 1.500%, 09/25/54 (d)	552,152	555,037
Federal Home Loan Mortgage Corp. STACR REMICS Trust
4.962%, SOFR30A + 1.300%, 02/25/42 (144A) (d)	47,677	47,677
5.162%, SOFR30A + 1.500%, 10/25/41 (144A) (d)	1,702,186	1,703,776
5.762%, SOFR30A + 2.100%, 10/25/33 (144A) (d)	707,066	719,330
5.962%, SOFR30A + 2.300%, 08/25/33 (144A) (d)	1,014,499	1,030,772
6.062%, SOFR30A + 2.400%, 02/25/42 (144A) (d)	3,420,000	3,449,830
7.012%, SOFR30A + 3.350%, 05/25/42 (144A) (d)	620,000	633,175
Federal Home Loan Mortgage Corp. STRIPS
4.000%, 11/15/52 (c)	515,132	126,975
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.462%, SOFR30A + 1.800%, 01/25/44 (144A) (d)	1,950,000	1,965,173
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (c)	2,110,535	261,382
2.000%, 10/25/52 (c)	4,612,752	594,127
4.000%, 04/25/42 (c)	641,093	112,407
4.500%, 10/25/53 (c)	2,507,942	545,147
Federal National Mortgage Association REMICS
2.000%, 10/25/50 (c)	4,197,055	527,178
2.500%, 10/25/47 (c)	2,261,397	322,352
2.500%, 12/25/47 (c)	873,071	118,758
2.500%, 04/25/48 (c)	723,568	104,646
2.500%, 08/25/50 (c)	16,860,679	2,800,431
2.500%, 09/25/50 (c)	2,119,516	353,568
BHFTII-295

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
2.500%, 02/25/51 (c)	1,828,248	$274,418
2.500%, 09/25/51 (c)	734,278	74,639
2.500%, 10/25/51 (c)	8,516,563	1,215,471
3.000%, 08/25/50 (c)	1,209,425	189,968
3.000%, 02/25/51 (c)	560,360	95,660
3.000%, 10/25/51 (c)	5,038,402	899,104
3.500%, 10/25/48	25,792	23,956
3.500%, 09/25/50 (c)	1,565,529	253,147
3.500%, 03/25/51 (c)	453,273	100,038
4.000%, 07/25/50 (c)	412,117	78,530
4.000%, 11/25/51 (c)	852,081	177,892
5.500%, 07/25/41	1,974,355	2,025,458
5.500%, 04/25/42	424,808	435,880
5.592%, SOFR30A + 1.930%, 07/25/55 (d)	1,230,294	1,249,610
6.000%, 05/25/42	256,248	267,820
6.500%, 07/25/42	599,199	631,678
Federal National Mortgage Association REMICS Trust
4.991%, 01/25/43 (d)	81,873	80,276
Government National Mortgage Association REMICS
2.000%, 01/20/52	134,101	110,611
2.027%, -1x SOFR30A + 5.700%, 12/20/55 (c) (d)	4,278,235	311,450
2.277%, -1x SOFR30A + 5.950%, 03/20/55 (c) (d)	9,146,199	787,029
2.277%, -1x SOFR30A + 5.950%, 10/20/55 (c) (d)	4,752,774	458,206
2.377%, -1x SOFR30A + 6.050%, 09/20/54 (c) (d)	822,737	67,294
2.500%, 06/20/51 (c)	897,590	81,273
2.927%, -1x SOFR30A + 6.600%, 10/20/55 (c) (d)	13,074,812	1,299,771
2.927%, -1x SOFR30A + 6.600%, 12/20/55 (c) (d)	3,623,328	366,776
3.000%, 07/20/49	419,429	375,316
3.000%, 09/20/50 (c)	1,279,728	185,992
3.000%, 07/20/51 (c)	755,162	104,533
3.500%, 11/20/49 (c)	632,087	123,046
4.000%, 08/20/47 (c)	1,503,553	281,017
4.000%, 08/20/48	32,943	31,672
4.163%, 1M TSFR + 0.494%, 12/20/60 (d)	1,791,928	1,779,018
4.183%, 1M TSFR + 0.514%, 12/20/60 (d)	314,252	313,718
4.183%, 1M TSFR + 0.514%, 08/20/70 (d)	14,680	14,651
4.213%, 1M TSFR + 0.544%, 10/20/64 (d)	781,599	780,647
4.233%, 1M TSFR + 0.564%, 07/20/70 (d)	3,729,102	3,703,748
4.263%, 1M TSFR + 0.594%, 03/20/61 (d)	255,960	255,881
4.283%, 1M TSFR + 0.614%, 12/20/60 (d)	3,333,821	3,333,248
4.283%, 1M TSFR + 0.614%, 07/20/70 (d)	331,355	329,481
4.500%, 10/20/47 (c)	1,092,790	196,945
4.732%, 12M TSFR + 0.965%, 10/20/68 (d)	770,518	775,544
4.933%, 1M TSFR + 1.264%, 05/20/70 (d)	1,201,090	1,222,116
5.033%, 1M TSFR + 1.364%, 04/20/70 (d)	43,919	44,510
		51,231,038
Agency Mortgage-Backed Securities — 33.8%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	3,167,696	2,686,104
1.500%, 07/01/41	2,335,290	1,975,684
1.500%, 10/01/41	562,502	474,076
1.500%, 11/01/41	71,392	60,117
2.000%, 09/01/40	296,287	261,488
2.000%, 10/01/40	1,833,370	1,610,166
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.000%, 03/01/41	2,896,101	$2,555,343
2.000%, 06/01/41	195,024	170,413
2.000%, 07/01/41	1,842,181	1,609,505
2.000%, 08/01/41	1,342,816	1,171,141
2.000%, 09/01/41	509,953	444,936
2.000%, 11/01/41	1,104,446	960,965
2.000%, 12/01/41	2,678,880	2,339,340
2.000%, 01/01/42	2,024,483	1,758,820
2.000%, 02/01/42	358,741	311,213
2.000%, 04/01/42	74,146	64,276
2.000%, 05/01/42	423,904	367,994
2.000%, 08/01/42	2,085,651	1,808,330
2.000%, 11/01/50	699,550	576,833
2.000%, 02/01/51	1,788,627	1,468,749
2.000%, 03/01/51	1,779,480	1,463,058
2.000%, 04/01/51	1,364,558	1,122,481
2.000%, 05/01/51	2,958,879	2,428,181
2.000%, 06/01/51	2,284,616	1,873,854
2.000%, 11/01/51	417,679	343,623
2.000%, 02/01/52	77,741	63,927
2.500%, 04/01/41	115,010	104,031
2.500%, 04/01/42	1,167,072	1,047,977
2.500%, 10/01/50	882,562	759,576
2.500%, 11/01/50	2,862,861	2,460,054
2.500%, 12/01/50	3,203,873	2,755,577
2.500%, 01/01/51	29,618	25,402
2.500%, 03/01/51	175,179	150,815
2.500%, 05/01/51	126,253	109,677
2.500%, 07/01/51	3,744,069	3,201,437
2.500%, 08/01/51	2,426,384	2,084,569
2.500%, 09/01/51	1,204,487	1,033,252
2.500%, 11/01/51	688,950	595,229
2.500%, 01/01/52	10,971,362	9,427,450
2.500%, 02/01/52	965,060	828,639
2.500%, 03/01/52	518,993	444,906
3.000%, 09/01/32	97,592	94,857
3.000%, 04/01/38	244,292	231,090
3.000%, 10/01/46	200,587	181,173
3.000%, 04/01/47	371,551	335,270
3.000%, 09/01/48	811,710	734,489
3.000%, 09/01/49	2,511,243	2,259,770
3.000%, 11/01/49	548,818	491,788
3.000%, 01/01/50	36,917	33,184
3.000%, 03/01/50	44,822	40,257
3.000%, 05/01/50	141,118	126,986
3.000%, 03/01/52	443,445	392,642
3.000%, 04/01/52	655,161	580,102
3.007%, 1Y RFUCCT + 1.627%, 11/01/48 (d)	2,351,805	2,349,188
3.419%, 1Y RFUCCT + 1.622%, 02/01/50 (d)	1,102,024	1,124,123
3.500%, 04/01/33	874,713	860,815
3.500%, 01/01/38	920,302	884,928
3.500%, 10/01/42	301,524	283,335
3.500%, 02/01/44	116,777	110,163
3.500%, 06/01/46	183,702	172,521
3.500%, 03/01/47	148,607	139,041
BHFTII-296

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 07/01/47	3,063,276	$2,854,217
3.500%, 04/01/52	1,288,262	1,196,029
3.711%, 5Y H15 + 1.288%, 03/01/47 (d)	179,798	176,049
4.000%, 04/01/43	413,164	401,312
4.000%, 07/01/43	1,073,690	1,039,219
4.000%, 08/01/43	910,256	881,049
4.000%, 07/01/50	328,124	315,990
4.500%, 06/01/38	290,401	289,856
4.500%, 04/01/47	195,237	191,132
4.500%, 05/01/47	230,200	226,738
4.500%, 06/01/47	289,301	285,285
4.500%, 04/01/49	170,537	167,877
4.500%, 06/01/52	3,230,429	3,138,501
4.500%, 05/01/53	1,126,688	1,101,518
4.500%, 07/01/53	3,544,198	3,465,020
4.600%, 03/01/35	3,100,000	3,082,971
5.000%, 08/01/33	5,342	5,357
5.000%, 06/01/41	780,856	783,954
5.000%, 04/01/44	15,483	15,601
5.000%, 07/01/52	1,424,874	1,412,201
5.000%, 09/01/52	222,428	220,481
5.000%, 10/01/52	2,957,700	2,954,372
5.000%, 12/01/52	292,624	289,541
5.000%, 01/01/53	821,368	814,782
5.000%, 03/01/53	453,188	451,983
5.000%, 04/01/53	609,981	606,331
5.000%, 05/01/53	922,691	921,062
5.189%, 1Y RFUCCT + 1.617%, 11/01/47 (d)	548,338	564,789
5.500%, 04/01/53	715,591	722,026
5.500%, 07/01/53	282,391	285,679
5.500%, 08/01/53	2,392,688	2,423,173
5.500%, 09/01/53	394,357	399,051
5.500%, 11/01/53	1,993,691	2,022,803
5.500%, 04/01/54	329,457	336,414
6.000%, 07/01/41	146,371	151,283
6.000%, 07/01/53	144,485	149,801
6.000%, 09/01/53	728,969	752,585
6.000%, 04/01/54	1,576,360	1,624,487
6.000%, 05/01/54	1,162,408	1,198,263
6.000%, 06/01/54	746,356	762,012
6.000%, 07/01/54	501,247	519,386
6.000%, 01/01/55	1,733,955	1,777,834
6.000%, 02/01/55	412,351	422,865
6.500%, 09/01/39	59,106	62,242
6.500%, 07/01/53	132,844	140,047
6.500%, 10/01/54	4,022,899	4,178,088
6.500%, 06/01/55	1,689,506	1,746,674
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.340%, 12/25/28 (c) (d)	57,820,178	513,790
0.480%, 01/25/34 (c) (d)	51,765,322	1,380,535
0.504%, 01/25/29 (c) (d)	82,044,247	1,076,224
0.720%, 09/25/27 (c) (d)	16,186,319	133,688
Federal National Mortgage Association
1.500%, 04/01/41	330,966	281,244
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
1.500%, 11/01/41	2,905,247	$2,448,867
1.500%, 03/01/42	1,254,983	1,055,618
2.000%, 08/01/40	53,019	46,705
2.000%, 10/01/40	1,506,749	1,326,172
2.000%, 11/01/41	3,197,874	2,781,056
2.000%, 12/01/41	418,093	363,378
2.000%, 02/01/42	2,887,352	2,504,487
2.000%, 04/01/42	1,035,832	898,025
2.000%, 05/01/42	1,534,973	1,330,441
2.000%, 06/01/42	3,058,537	2,653,015
2.000%, 08/01/42	1,211,525	1,049,694
2.000%, 06/01/50	4,515,040	3,680,965
2.000%, 08/01/50	101,919	83,879
2.000%, 09/01/50	51,037	42,124
2.000%, 01/01/51	4,977,451	4,096,521
2.000%, 02/01/51	1,267,071	1,039,221
2.000%, 03/01/51	4,657,279	3,832,279
2.000%, 04/01/51	253,281	208,188
2.000%, 08/01/51	805,864	658,468
2.000%, 10/01/51	1,601,113	1,317,387
2.000%, 02/01/52	798,471	653,997
2.000%, 03/01/52	2,116,049	1,739,271
2.500%, 10/01/40	2,211,302	1,995,640
2.500%, 03/01/41	354,481	320,895
2.500%, 04/01/41	428,024	387,290
2.500%, 05/01/41	1,446,168	1,305,874
2.500%, 03/01/42	2,288,811	2,057,868
2.500%, 04/01/42	214,540	192,637
2.500%, 05/01/42	146,877	131,919
2.500%, 06/01/50	345,266	295,537
2.500%, 10/01/50	1,242,565	1,056,789
2.500%, 11/01/50	329,418	282,556
2.500%, 12/01/50	115,749	99,412
2.500%, 01/01/51	253,282	217,094
2.500%, 02/01/51	144,477	124,124
2.500%, 03/01/51	299,429	257,705
2.500%, 04/01/51	487,242	419,687
2.500%, 05/01/51	1,294,504	1,094,062
2.500%, 06/01/51	2,055,717	1,768,891
2.500%, 07/01/51	1,978,045	1,704,717
2.500%, 08/01/51	655,934	564,666
2.500%, 09/01/51	1,773,397	1,527,199
2.500%, 10/01/51	2,655,714	2,277,410
2.500%, 11/01/51	1,141,333	982,808
2.500%, 12/01/51	5,297,591	4,549,989
2.500%, 01/01/52	2,803,655	2,401,231
2.500%, 02/01/52	2,425,096	2,080,141
2.500%, 03/01/52	2,340,011	2,006,087
2.500%, 04/01/52	300,258	256,421
2.500%, 09/01/61	4,078,351	3,353,561
3.000%, 07/01/35	276,381	262,493
3.000%, 04/01/36	327,947	312,303
3.000%, 08/01/36	3,744,055	3,553,979
3.000%, 10/01/36	1,508,264	1,430,370
3.000%, 12/01/36	1,250,073	1,186,645
BHFTII-297

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 12/01/37	287,013	$269,974
3.000%, 06/01/38	377,667	359,052
3.000%, 09/01/42	802,571	735,387
3.000%, 06/01/43	131,924	120,308
3.000%, 07/01/43	313,829	286,196
3.000%, 10/01/43	290,298	264,692
3.000%, 01/01/45	262,066	239,290
3.000%, 08/01/46	280,284	253,113
3.000%, 09/01/46	206,574	186,399
3.000%, 02/01/47	61,500	56,266
3.000%, 08/01/47	30,281	27,407
3.000%, 11/01/48	2,822,845	2,547,156
3.000%, 01/01/50	73,939	66,526
3.000%, 02/01/50	8,436,524	7,603,283
3.000%, 03/01/50	4,423,998	3,971,216
3.000%, 08/01/50	275,413	245,351
3.000%, 11/01/50	376,568	336,692
3.000%, 06/01/51	288,020	258,860
3.000%, 08/01/51	1,403,574	1,261,468
3.000%, 09/01/51	251,565	224,115
3.000%, 11/01/51	322,189	288,220
3.000%, 12/01/51	523,298	467,373
3.000%, 01/01/52	1,119,345	1,002,346
3.000%, 03/01/52	1,020,206	914,773
3.000%, 05/01/52	236,378	208,092
3.500%, 02/01/37	103,056	99,499
3.500%, 12/01/37	109,401	104,351
3.500%, 08/01/39	103,233	99,465
3.500%, 02/01/40	436,387	416,623
3.500%, 06/01/42	1,833,602	1,742,237
3.500%, 08/01/42	1,969,017	1,850,256
3.500%, 09/01/42	146,068	137,979
3.500%, 10/01/42	1,049,126	985,845
3.500%, 12/01/42	113,247	106,766
3.500%, 03/01/43	739,969	698,147
3.500%, 12/01/46	1,214,462	1,143,065
3.500%, 03/01/47	104,352	97,403
3.500%, 11/01/48	309,994	290,747
3.500%, 06/01/49	7,657,031	7,138,809
3.500%, 03/01/50	117,174	108,750
3.500%, 01/01/52	614,913	572,353
3.500%, 03/01/52	1,013,082	940,548
3.500%, 05/01/52	2,452,163	2,282,336
4.000%, 02/01/40	252,675	244,434
4.000%, 06/01/42	1,551,087	1,499,129
4.000%, 07/01/42	475,845	459,699
4.000%, 10/01/42	568,140	551,165
4.000%, 11/01/42	370,365	359,300
4.000%, 05/01/43	4,015,016	3,877,761
4.000%, 07/01/43	14,208	13,784
4.000%, 08/01/43	332,689	322,746
4.000%, 10/01/43	2,185,540	2,112,545
4.000%, 05/01/48	2,552,657	2,444,752
4.000%, 10/01/48	173,192	165,118
4.230%, 10/01/32	100,000	98,581
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.350%, 10/01/34	1,700,000	$1,679,301
4.360%, 12/01/35	2,000,000	1,957,320
4.500%, 10/01/44	393,691	390,713
4.500%, 01/01/45	30,124	29,812
4.500%, 06/01/47	128,311	126,420
4.500%, 07/01/47	447,432	440,267
4.500%, 08/01/47	36,985	36,514
4.500%, 06/01/48	161,608	159,514
4.500%, 07/01/48	346,143	340,113
4.500%, 08/01/48	577,289	567,568
4.500%, 11/01/48	291,459	286,551
4.500%, 02/01/49	125,183	122,805
4.500%, 08/01/49	128,087	126,037
4.500%, 09/01/49	1,541,113	1,515,654
4.500%, 11/01/49	449,565	441,881
4.500%, 04/01/50	71,792	69,733
4.500%, 07/01/52	1,051,918	1,022,776
4.500%, 09/01/53	933,602	915,252
4.500%, 08/01/58	573,885	554,111
4.500%, 01/01/59	1,230,843	1,185,008
5.000%, 01/01/39	2,343	2,367
5.000%, 12/01/39	3,730	3,770
5.000%, 05/01/40	11,671	11,768
5.000%, 07/01/40	8,062	8,148
5.000%, 11/01/40	181,103	183,031
5.000%, 01/01/41	6,472	6,423
5.000%, 02/01/41	14,395	14,328
5.000%, 04/01/41	21,248	21,453
5.000%, 05/01/41	467,310	472,283
5.000%, 06/01/41	33,724	34,070
5.000%, 12/01/47	880,255	889,560
5.000%, 06/01/52	341,975	341,598
5.000%, 07/01/52	1,019,048	1,022,517
5.000%, 10/01/52	475,155	471,002
5.000%, 11/01/52	484,899	481,998
5.000%, 01/01/53	380,085	375,697
5.000%, 02/01/53	72,200	71,568
5.000%, 06/01/53	656,720	655,772
5.000%, 07/01/53	595,964	598,072
5.500%, 08/01/52	127,888	128,748
5.500%, 10/01/52	131,808	132,942
5.500%, 11/01/52	1,594,263	1,615,782
5.500%, 07/01/53	1,093,831	1,111,268
5.500%, 08/01/53	771,225	779,750
5.500%, 06/01/54	337,789	342,991
6.000%, 07/01/41	122,512	128,390
6.000%, 12/01/52	869,238	890,853
6.000%, 03/01/53	553,286	566,950
6.000%, 06/01/53	4,199,962	4,315,855
6.000%, 07/01/53	191,530	197,228
6.000%, 11/01/53	467,462	483,743
6.000%, 03/01/54	1,480,221	1,521,671
6.000%, 05/01/54	1,154,132	1,178,295
6.000%, 06/01/55	149,025	151,931
6.000%, 09/01/55	5,274,374	5,386,859
BHFTII-298

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.500%, 04/01/29	8,387	$8,671
6.500%, 05/01/32	1,739	1,779
6.500%, 03/01/54	272,449	282,918
6.500%, 04/01/54	1,580,129	1,640,216
6.500%, 06/01/54	525,145	544,786
Government National Mortgage Association
2.000%, 08/20/50	101,397	83,812
2.000%, 02/20/51	4,966,457	4,066,097
2.000%, 03/20/51	2,698,224	2,194,006
2.500%, 10/20/49	298,567	258,518
2.500%, 04/20/51	3,239,218	2,788,792
2.500%, 06/20/51	67,728	58,308
2.500%, 08/20/51	65,336	56,248
2.500%, 10/20/51	268,394	231,059
2.500%, 12/20/51	137,303	118,203
2.500%, 08/20/52	4,119,340	3,561,996
3.000%, 09/15/42	233,030	213,149
3.000%, 10/15/42	1,227,710	1,120,839
3.000%, 11/15/42	451,871	407,350
3.000%, 11/20/46	127,043	115,163
3.000%, 09/20/47	40,224	36,356
3.000%, 11/20/47	84,911	76,744
3.000%, 12/20/47	537,436	486,170
3.000%, 01/20/50	515,879	456,396
3.000%, 06/20/51	855,920	755,905
3.000%, 11/20/51	600,682	530,200
3.000%, 01/20/52	82,726	73,079
3.000%, 02/20/52	1,968,812	1,745,263
3.000%, 03/20/52	1,431,683	1,272,039
3.000%, 04/20/52	1,644,911	1,462,986
3.500%, 06/20/44	481,361	452,539
3.500%, 03/20/45	38,170	35,931
3.500%, 01/20/46	101,187	95,248
3.500%, 03/20/46	533,419	499,898
3.500%, 04/20/46	280,522	264,056
3.500%, 05/20/46	129,815	121,579
3.500%, 06/20/46	223,004	208,855
3.500%, 07/20/46	134,365	125,634
3.500%, 09/20/46	12,244	11,522
3.500%, 05/20/47	1,778,166	1,671,922
3.500%, 02/20/48	800,137	743,305
3.500%, 06/15/48	1,519,114	1,429,422
3.500%, 09/20/48	336,054	314,676
3.500%, 02/20/49	10,611	9,939
3.500%, 10/20/49	80,397	73,788
3.500%, 01/20/50	726,814	654,964
3.500%, 02/20/50	123,698	113,532
3.500%, 05/15/50	237,010	218,224
3.500%, 07/20/50	130,607	121,811
3.500%, 02/20/52	1,408,747	1,304,443
3.500%, 03/20/52	412,627	372,580
3.500%, 06/20/52	327,528	296,548
4.000%, 09/20/45	96,979	92,528
4.000%, 11/20/45	2,184,784	2,072,632
4.000%, 08/20/46	1,451,905	1,390,089
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 06/20/47	632,848	$605,048
4.000%, 07/20/47	106,513	101,886
4.000%, 11/20/47	302,887	289,307
4.000%, 12/20/47	118,693	113,350
4.000%, 02/20/48	119,235	113,846
4.000%, 03/20/48	853,785	815,037
4.000%, 04/20/48	103,732	98,987
4.000%, 05/20/48	86,362	82,582
4.000%, 08/20/48	1,189,046	1,132,965
4.000%, 09/20/48	329,579	314,272
4.000%, 03/20/49	181,487	172,537
4.000%, 04/20/49	155,859	148,125
4.000%, 11/20/49	48,883	46,246
4.000%, 01/20/50	78,205	72,541
4.000%, 02/20/50	78,352	74,127
4.000%, 03/15/50	25,081	23,693
4.000%, 03/20/50	56,196	53,165
4.000%, 04/20/50	286,808	269,970
4.000%, 06/20/52	517,774	488,085
4.500%, 01/20/40	143,441	142,246
4.500%, 05/20/40	179,086	177,594
4.500%, 09/20/40	3,935	3,900
4.500%, 01/20/41	33,082	32,800
4.500%, 07/20/41	223,841	221,860
4.500%, 08/20/47	211,266	208,430
4.500%, 04/20/48	304,745	300,244
4.500%, 05/20/48	570,714	560,481
4.500%, 06/20/48	571,574	562,384
4.500%, 07/20/48	42,224	41,612
4.500%, 08/20/48	1,435,218	1,412,654
4.500%, 09/20/48	124,815	122,889
4.500%, 10/20/48	298,829	294,124
4.500%, 12/20/48	137,776	135,564
4.500%, 01/20/49	1,168,212	1,150,183
4.500%, 02/20/49	425,178	417,960
4.500%, 03/20/49	1,104,195	1,085,791
4.500%, 04/20/49	138,561	136,892
4.500%, 02/20/50	184,931	181,850
4.500%, 03/20/50	119,220	117,160
4.500%, 12/20/50	182,778	179,489
4.500%, 08/20/52	758,018	735,240
4.500%, 09/20/52	917,735	894,190
5.000%, 07/20/40	139,235	141,884
5.000%, 05/20/48	92,193	93,071
5.000%, 10/20/48	477,985	483,248
5.000%, 11/20/48	262,810	265,151
5.000%, 03/20/49	57,157	57,619
5.000%, 04/20/49	50,189	50,708
5.000%, 09/20/49	82,608	83,394
5.000%, 11/20/49	126,451	127,655
5.000%, 12/20/49	85,596	86,411
5.000%, 01/20/50	215,265	217,310
5.000%, 04/20/50	46,038	46,475
5.000%, 09/20/52	370,769	369,951
5.000%, 01/20/53	656,798	655,769
BHFTII-299

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
5.000%, 08/20/53	1,978,186	$1,972,624
5.500%, 06/15/36	95,617	99,033
5.500%, 11/20/52	1,173,351	1,191,913
5.500%, 02/20/53	1,167,068	1,178,159
5.500%, 03/20/53	1,833,121	1,857,927
5.500%, 04/20/53	2,303,288	2,337,813
5.500%, 05/20/53	804,451	816,022
5.500%, 07/20/53	542,090	550,477
5.500%, 08/20/53	2,919,894	2,970,858
6.000%, 03/15/33	237,852	242,263
6.000%, 11/20/34	357	375
6.000%, 06/20/35	556	582
6.000%, 07/20/36	28,259	29,726
6.000%, 09/20/36	1,382	1,448
6.000%, 07/20/38	82,639	87,502
6.000%, 09/20/38	206,853	219,187
6.000%, 06/20/39	1,037	1,090
6.000%, 05/20/40	15,652	16,398
6.000%, 06/20/40	50,395	52,901
6.000%, 08/20/40	27,020	28,350
6.000%, 09/20/40	69,913	73,462
6.000%, 10/20/40	28,457	29,813
6.000%, 11/20/40	52,552	54,396
6.000%, 01/20/41	28,699	29,306
6.000%, 03/20/41	198,320	208,028
6.000%, 07/20/41	47,620	49,888
6.000%, 12/20/41	22,202	23,329
6.000%, 09/20/53	541,927	561,403
6.000%, 01/20/54	498,755	517,732
6.000%, 02/20/54	1,121,482	1,160,749
6.500%, 08/15/34	48,095	49,108
6.500%, 10/20/37	78,904	85,062
Government National Mortgage Association REMICS
0.051%, 10/16/54 (c) (d)	9,679,943	8,673
0.167%, 02/16/48 (c) (d)	697,100	2,745
0.193%, 04/16/54 (c) (d)	3,330,471	1,752
0.515%, 11/16/56 (c) (d)	6,807,492	180,208
0.541%, 12/16/58 (c) (d)	5,950,799	159,820
0.587%, 09/16/55 (c) (d)	5,517,764	125,777
0.590%, 10/16/58 (c) (d)	9,716,979	299,031
0.616%, 03/16/60 (c) (d)	1,321,281	48,697
0.640%, 02/16/61 (c) (d)	1,288,987	56,275
0.702%, 12/16/59 (c) (d)	24,972,731	1,037,018
0.793%, 05/16/62 (c) (d)	15,735,191	934,677
0.816%, 04/16/61 (c) (d)	4,771,166	280,885
0.833%, 02/16/63 (c) (d)	3,944,408	233,402
0.887%, 06/16/62 (c) (d)	3,481,351	214,382
0.965%, 05/16/62 (c) (d)	4,063,609	265,499
0.971%, 06/16/61 (c) (d)	3,109,475	216,706
0.981%, 07/16/63 (c) (d)	2,846,413	192,412
1.000%, 07/16/60	510,579	358,071
1.111%, 01/16/61 (c) (d)	4,143,453	326,291
1.113%, 06/16/61 (c) (d)	2,784,869	223,071
1.144%, 06/16/61 (c) (d)	5,008,388	400,872
1.169%, 04/16/62 (c) (d)	3,271,562	261,558
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association REMICS
1.271%, 09/16/60 (c) (d)	2,681,019	$231,945
1.333%, 06/16/63 (c) (d)	2,533,176	228,674
1.433%, 06/16/61 (c) (d)	1,965,998	180,616
1.500%, 06/16/63	2,433,706	1,801,997
1.602%, 09/16/63 (c) (d)	3,231,380	371,825
1.615%, 05/16/60 (c) (d)	4,229,006	459,352
Government National Mortgage Association, TBA
2.000%, TBA (e)	6,900,000	5,698,430
2.500%, TBA (e)	5,300,000	4,558,828
3.000%, TBA (e)	4,600,000	4,105,930
5.000%, TBA (e)	3,000,000	2,970,907
6.000%, TBA (e)	3,000,000	3,050,419
Uniform Mortgage-Backed Security, TBA
5.000%, TBA (e)	400,000	394,451
5.500%, TBA (e)	17,400,000	17,480,143
6.000%, TBA (e)	5,400,000	5,504,371
6.500%, TBA (e)	700,000	724,153
		405,569,330
Total Agency Sponsored Mortgage-Backed Securities (Cost $486,061,869)		456,800,368

Non-Agency Mortgage-Backed Securities—4.5%
Collateralized Mortgage Obligations — 2.3%
Angel Oak Mortgage Trust
5.920%, 04/25/70 (144A) (f)	1,561,539	1,567,503
Banc of America Mortgage Trust
5.582%, 07/25/35 (d)	6,528	6,259
BRAVO Residential Funding Trust
7.535%, 09/25/63 (144A) (f)	395,132	398,318
CIM Trust
1.425%, 07/25/61 (144A) (d)	1,415,634	1,303,647
5.000%, 05/25/62 (144A) (d)	1,992,884	1,980,232
Countrywide Alternative Loan Trust
4.190%, 1M TSFR + 0.514%, 07/20/46 (d)	647,550	569,449
CSMC Trust
0.830%, 03/25/56 (144A) (d)	447,804	364,540
0.938%, 05/25/66 (144A) (d)	758,068	625,252
1.169%, 03/25/56 (144A) (d)	385,501	316,025
Ellington Financial Mortgage Trust
3.001%, 01/25/67 (144A) (d)	950,000	715,693
GCAT Trust
6.500%, 09/25/54 (144A) (d)	338,575	345,356
GMACM Mortgage Loan Trust
3.319%, 11/19/35 (d)	48,669	24,497
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	942,128	924,261
4.000%, 05/25/62 (144A) (d)	573,513	533,358
JP Morgan Mortgage Trust
3.500%, 10/25/48 (144A) (d)	316,562	286,204
Legacy Mortgage Asset Trust
5.750%, 07/25/61 (144A) (f)	691,543	691,763
6.250%, 07/25/67 (144A) (f)	537,147	537,531
BHFTII-300

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
MASTR Adjustable Rate Mortgages Trust
3.537%, 02/25/34 (d)	79,708	$72,624
MASTR Reperforming Loan Trust
3.896%, 05/25/35 (144A) (d)	1,622,404	691,665
Morgan Stanley Mortgage Loan Trust
3.468%, 07/25/35 (d)	42,937	38,658
3.933%, 1M TSFR + 0.254%, 06/25/36 (d)	393,458	74,717
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (d)	1,621,240	1,657,845
New Residential Mortgage Loan Trust
1.156%, 11/27/56 (144A) (d)	363,402	333,562
2.750%, 07/25/59 (144A) (d)	671,125	650,279
3.250%, 09/25/56 (144A) (d)	728,169	689,858
4.000%, 02/25/57 (144A) (d)	575,041	559,069
4.000%, 05/25/57 (144A) (d)	929,152	895,897
5.189%, 02/25/66 (144A) (f)	2,458,776	2,432,844
OBX Trust
1.054%, 07/25/61 (144A) (d)	493,099	413,577
5.755%, 02/25/55 (144A) (f)	1,978,939	1,983,259
5.949%, 02/25/63 (144A) (f)	413,550	412,183
PRKCM Trust
1.510%, 08/25/56 (144A) (d)	1,139,814	980,388
2.071%, 11/25/56 (144A) (d)	643,466	570,222
6.431%, 05/25/59 (144A) (f)	522,185	526,871
Reperforming Loan Trust REMICS
4.213%, 1M TSFR + 0.534%, 07/25/36 (144A) (d)	96,479	91,375
SACO I Trust
4.791%, 06/25/21 (144A) (d)	327	131
Structured Asset Mortgage Investments II Trust
4.153%, 1M TSFR + 0.474%, 07/25/46 (d)	56,626	51,296
Structured Asset Securities Corp.
4.143%, 1M TSFR + 0.464%, 04/25/35 (144A) (d)	915,630	829,328
4.462%, 06/25/35 (144A) (d)	32,234	29,436
Towd Point Mortgage Trust
1.636%, 04/25/60 (144A) (d)	545,817	498,062
3.000%, 04/25/60 (144A) (d)	940,000	741,284
Verus Securitization Trust
5.238%, 07/25/67 (144A) (f)	934,966	931,120
6.845%, 04/25/69 (144A) (f)	384,244	387,663
		27,733,101
Commercial Mortgage-Backed Securities — 2.2%
Bank
2.470%, 09/15/64	2,770,000	2,462,969
2.643%, 04/15/54 (d)	860,000	781,357
3.538%, 11/15/54	1,564,885	1,540,089
Bank5
5.779%, 04/15/56	307,747	311,687
Benchmark Mortgage Trust
5.525%, 04/15/56	2,700,000	2,781,137
BLP Commercial Mortgage Trust
5.365%, 1M TSFR + 1.692%, 03/15/40 (144A) (d)	4,059,331	4,060,599
BX Trust
4.523%, 1M TSFR + 0.850%, 01/15/39 (144A) (d)	2,283,076	2,281,649
4.838%, 1M TSFR + 1.164%, 02/15/36 (144A) (d)	585,199	584,834
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust
5.820%, 10/12/40 (144A) (d)	1,520,000	$1,549,336
Extended Stay America Trust
4.973%, 1M TSFR + 1.300%, 10/15/42 (144A) (d)	1,200,000	1,200,000
GS Mortgage Securities Trust
2.911%, 02/13/53	3,414,000	3,221,880
Morgan Stanley Bank of America Merrill Lynch Trust
3.459%, 12/15/49	3,129,700	3,111,349
MTN Commercial Mortgage Trust
5.077%, 1M TSFR + 1.397%, 03/15/39 (144A) (d)	2,980,000	2,978,138
		26,865,024
Total Non-Agency Mortgage-Backed Securities (Cost $56,072,394)		54,598,125

Foreign Government—3.5%
Sovereign — 3.5%
Indonesia Government International Bonds
4.750%, 02/11/29	6,280,000	6,306,771
Israel Government AID Bonds
5.500%, 09/18/33	10,047,000	10,794,718
Israel Government International Bonds
5.500%, 03/12/34	7,000,000	7,088,174
Mexico Government International Bonds
5.850%, 07/02/32	12,000,000	12,043,200
Peru Government International Bonds
6.550%, 03/14/37	320,000	345,360
Republic of Poland Government International Bonds
3.250%, 04/06/26 (b)	5,010,000	5,009,015
Total Foreign Government (Cost $41,644,671)		41,587,238

Corporate Bonds & Notes—0.8%
Chemicals — 0.1%
Equate Petrochemical Co. KSCC
4.250%, 11/03/26 (144A)	1,540,000	1,523,542
Electric — 0.7%
Enel Chile SA
4.875%, 06/12/28	4,000,000	4,021,986
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, 05/21/28 (144A)	4,000,000	4,031,188
		8,053,174
Total Corporate Bonds & Notes (Cost $9,543,188)		9,576,716

Asset-Backed Securities—0.0%
Asset-Backed - Other — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust
4.013%, 1M TSFR + 0.334%, 02/25/36 (144A) (d) (Cost $1,962,077)	4,520,184	76,382
BHFTII-301

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—1.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $11,978,456; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $12,217,202	11,977,624	$11,977,624
Total Short-Term Investments (Cost $11,977,624)		11,977,624
Total Investments—103.8% (Cost $1,290,530,826)		1,245,150,395
Other assets and liabilities (net)—(3.8)%		(45,419,981)
Net Assets—100.0%		$1,199,730,414

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $13,500,154 and the collateral received consisted of non-cash collateral with a value of $13,996,964. The non-cash collateral received consists of U.S.

government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Interest only security.
(d)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$54,731,002, which is 4.6% of net assets.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/26	550	USD	114,094,921	$(86,022)
U.S. Treasury Note 5 Year Futures	06/30/26	97	USD	10,493,430	(68,926)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/18/26	(246)	USD	(27,317,531)	86,903
Net Unrealized Depreciation					$(68,045)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$670,533,942	$—	$670,533,942
Total Agency Sponsored Mortgage-Backed Securities*	—	456,800,368	—	456,800,368
Total Non-Agency Mortgage-Backed Securities*	—	54,598,125	—	54,598,125
Total Foreign Government*	—	41,587,238	—	41,587,238
Total Corporate Bonds & Notes*	—	9,576,716	—	9,576,716
Total Asset-Backed Securities*	—	76,382	—	76,382
Total Short-Term Investments*	—	11,977,624	—	11,977,624
Total Investments	$—	$1,245,150,395	$—	$1,245,150,395
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$86,903	$—	$—	$86,903
BHFTII-302

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (Unrealized Depreciation)	$(154,948)	$—	$—	$(154,948)
Total Futures Contracts	$(68,045)	$—	$—	$(68,045)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-303

Brighthouse Funds Trust II
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements
Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
BHFTII-304

Brighthouse Funds Trust II
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements—(Continued)
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”), and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform each Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.
For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Financial Statements.
BHFTII-305